UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07452

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas   77046

(Address of principal executive offices)        (Zip code)

Sheri Morris    11 Greenway Plaza, Suite 1000 Houston, Texas   77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:         (713) 626-1919

Date of fiscal year end:            12/31

Date of reporting period:         06/30/20

Item 1.	Reports to Stockholders.

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. American Franchise Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

    If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

    You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VIAMFR-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	11.60%
Series II Shares	11.47
S&P 500 Index▼ (Broad Market Index)	–3.08
Russell 1000 Growth Index▼ (Style-Specific Index)	9.81
Lipper VUF Large-Cap Growth Funds Index∎ (Peer Group Index)	10.80
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
The Lipper VUF Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth variable insurance underlying funds tracked by Lipper.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (7/3/95)	10.17%
10 Years	15.09
5 Years	14.44
1 Year	24.33

Series II Shares
Inception (9/18/00)	3.57%
10 Years	14.80
5 Years	14.16
1 Year	24.02

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Capital Growth Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Capital Growth Fund (renamed Invesco V.I. American Franchise Fund on April 29, 2013). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class I shares and Class II shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. American Franchise Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. American Franchise Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. American Franchise Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–100.33%
Aerospace & Defense–1.28%
L3Harris Technologies, Inc.	19,540	$ 3,315,352
Lockheed Martin Corp.	5,116	1,866,931
Textron, Inc.	103,830	3,417,045
		8,599,328

Application Software–7.47%
Adobe, Inc.(b)	20,553	8,946,927
RingCentral, Inc., Class A(b)	13,221	3,768,117
salesforce.com, inc.(b)	83,776	15,693,758
Splunk, Inc.(b)	62,797	12,477,764
Synopsys, Inc.(b)	42,001	8,190,195
Zoom Video Communications, Inc., Class A(b)(c)	4,991	1,265,418
		50,342,179

Asset Management & Custody Banks–3.95%
Apollo Global Management, Inc.	350,997	17,521,770
KKR & Co., Inc., Class A	294,277	9,087,274
		26,609,044

Automotive Retail–0.54%
CarMax, Inc.(b)	40,803	3,653,909

Biotechnology–2.20%
Alnylam Pharmaceuticals, Inc.(b)	22,804	3,377,500
Argenx SE, ADR (Netherlands)(b)	11,369	2,560,640
BeiGene Ltd., ADR (China)(b)	19,636	3,699,422
Moderna, Inc.(b)	81,122	5,208,844
		14,846,406

Consumer Electronics–1.01%
Sony Corp. (Japan)	99,000	6,779,651

Data Processing & Outsourced Services–8.62%
Fiserv, Inc.(b)	56,184	5,484,682
FleetCor Technologies, Inc.(b)	13,499	3,395,403
Mastercard, Inc., Class A	26,254	7,763,308
PayPal Holdings, Inc.(b)	111,775	19,474,558
Visa, Inc., Class A	113,733	21,969,804
		58,087,755

Diversified Support Services–0.46%
Cintas Corp.	11,535	3,072,463

Environmental & Facilities Services–0.54%
GFL Environmental, Inc. (Canada)(b)	122,988	2,308,485
Republic Services, Inc.	16,491	1,353,086
		3,661,571

Financial Exchanges & Data–0.46%
London Stock Exchange Group PLC (United Kingdom) 3,321		343,537
S&P Global, Inc.	8,409	2,770,598
		3,114,135

Food Distributors–0.91%
US Foods Holding Corp.(b)	311,176	6,136,391

	Shares	Value
Health Care Equipment–4.52%
Abbott Laboratories	18,761	$ 1,715,318
Boston Scientific Corp.(b)	57,536	2,020,089
DexCom, Inc.(b)	17,130	6,944,502
Intuitive Surgical, Inc.(b)	10,194	5,808,847
Teleflex, Inc.	24,328	8,854,905
Zimmer Biomet Holdings, Inc.	42,549	5,078,649
		30,422,310

Health Care Technology–0.10%
Teladoc Health, Inc.(b)	3,466	661,451

Home Improvement Retail–3.47%
Lowe’s Cos., Inc.	173,199	23,402,649

Industrial Conglomerates–0.66%
Roper Technologies, Inc.	11,423	4,435,094

Industrial Gases–0.44%
Air Products and Chemicals, Inc.	12,327	2,976,477

Interactive Home Entertainment–5.85%
Activision Blizzard, Inc.	225,487	17,114,463
Electronic Arts, Inc.(b)	61,014	8,056,899
Nintendo Co. Ltd. (Japan)	23,900	10,634,663
Take-Two Interactive Software, Inc.(b)	25,561	3,567,549
		39,373,574

Interactive Media & Services–10.20%
Alphabet, Inc., Class A(b)	22,742	32,249,293
Facebook, Inc., Class A(b)	144,583	32,830,462
ZoomInfo Technologies, Inc., Class A(b)	70,973	3,621,752
		68,701,507

Internet & Direct Marketing Retail–17.57%
Alibaba Group Holding Ltd., ADR (China)(b)	123,635	26,668,070
Amazon.com, Inc.(b)	25,670	70,818,909
Booking Holdings, Inc.(b)	7,716	12,286,495
Farfetch Ltd., Class A (United Kingdom)(b)	350,250	6,048,818
HelloFresh SE (Germany)(b)	48,250	2,561,555
		118,383,847

Life & Health Insurance–1.33%
Athene Holding Ltd., Class A(b)	286,255	8,928,293

Life Sciences Tools & Services–3.09%
Avantor, Inc.(b)	263,583	4,480,911
Illumina, Inc.(b)	11,580	4,288,653
IQVIA Holdings, Inc.(b)	50,485	7,162,812
Thermo Fisher Scientific, Inc.	13,461	4,877,459
		20,809,835

Managed Health Care–1.58%
UnitedHealth Group, Inc.	36,097	10,646,810

Movies & Entertainment–1.08%
Netflix, Inc.(b)	15,921	7,244,692

Oil & Gas Equipment & Services–0.56%
Baker Hughes Co., Class A	244,779	3,767,149

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

	Shares	Value
Oil & Gas Refining & Marketing–0.36%
Marathon Petroleum Corp.	65,709	$ 2,456,202

Packaged Foods & Meats–1.26%
Tyson Foods, Inc., Class A	141,676	8,459,474

Pharmaceuticals–0.66%
MyoKardia, Inc.(b)	20,128	1,944,767
Zoetis, Inc.	18,419	2,524,140
		4,468,907

Railroads–0.39%
Union Pacific Corp.	15,461	2,613,991

Research & Consulting Services–0.64%
CoStar Group, Inc.(b)	6,099	4,334,376

Semiconductor Equipment–2.54%
Applied Materials, Inc.	231,040	13,966,368
ASML Holding N.V., New York Shares (Netherlands)	8,489	3,124,207
		17,090,575

Semiconductors–2.61%
NVIDIA Corp.	32,838	12,475,485
QUALCOMM, Inc.	56,225	5,128,282
		17,603,767

Specialty Chemicals–0.27%
Sherwin-Williams Co. (The)	3,193	1,845,075

Systems Software–7.61%
Microsoft Corp.	173,307	35,269,708
Palo Alto Networks, Inc.(b)	30,020	6,894,693
ServiceNow, Inc.(b)	22,398	9,072,534
		51,236,935

Technology Hardware, Storage & Peripherals–3.35%
Apple, Inc.	61,905	22,582,944

Tobacco–0.57%
Philip Morris International, Inc.	54,977	3,851,689

	Shares	Value
Trading Companies & Distributors–1.15%
Fastenal Co.	73,447	$ 3,146,469
United Rentals, Inc.(b)	30,947	4,612,341
		7,758,810

Trucking–1.03%
J.B. Hunt Transport Services, Inc.	17,074	2,054,685
Knight-Swift Transportation Holdings, Inc.	40,882	1,705,188
Lyft, Inc., Class A(b)	55,684	1,838,129
Uber Technologies, Inc.(b)	42,712	1,327,489
		6,925,491
Total Common Stocks & Other Equity Interests (Cost $316,003,870)		675,884,756

Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(d)(e)	201	201
Invesco Treasury Portfolio, Institutional Class, 0.08%(d)(e)	230	230
Total Money Market Funds (Cost $431)		431
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.33% (Cost $316,004,301)		675,885,187
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.17%
Invesco Private Government Fund, 0.05%(d)(e)(f)	854,020	854,020
Invesco Private Prime Fund, 0.11%(d)(e)(f)	284,616	284,673
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,138,693)		1,138,693
TOTAL INVESTMENTS IN SECURITIES–100.50% (Cost $317,142,994)		677,023,880
OTHER ASSETS LESS LIABILITIES–(0.50)%		(3,365,856)
NET ASSETS–100.00%		$673,658,024

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$293,529	$26,104,833	$(26,398,161)	$-	$-	$201	$3,863
Invesco Liquid Assets Portfolio, Institutional Class	209,582	18,831,724	(19,039,759)	-	(1,547)	-	4,401
Invesco Treasury Portfolio, Institutional Class	335,461	29,834,095	(30,169,326)	-	-	230	3,981

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2020	Dividend Income
Investments Purchased with Cash Collateral from
Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,182,077	$(5,182,077)	$-	$-	$-	$270
Invesco Liquid Assets Portfolio, Institutional Class	-	969,176	(969,306)	-	130	-	810
Invesco Private Government Fund	-	2,410,930	(1,556,910)	-	-	854,020	8
Invesco Private Prime Fund	-	297,248	(12,575)	-	-	284,673	4
Total	$838,572	$83,630,083	$(83,328,114)	$-	$(1,417)	$1,139,124	$13,337

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Information Technology	32.20%
Consumer Discretionary	22.60
Communication Services	17.12
Health Care	12.15
Industrials	6.14
Financials	5.74
Consumer Staples	2.74
Other Sectors, Each Less than 2% of Net Assets	1.64
Money Market Funds Plus Other Assets Less Liabilities	(0.33)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $316,003,870)*	$675,884,756
Investments in affiliated money market funds, at value (Cost $1,139,124)	1,139,124
Foreign currencies, at value (Cost $232,310)	230,945
Receivable for:
Investments sold	3,268,157
Fund shares sold	112,196
Dividends	109,283
Investment for trustee deferred compensation and retirement plans	323,626
Total assets	681,068,087

Liabilities:
Payable for:
Investments purchased	2,094,680
Fund shares reacquired	2,642,355
Amount due custodian	870,458
Collateral upon return of securities loaned	1,138,693
Accrued fees to affiliates	255,731
Accrued trustees’ and officers’ fees and benefits	2,379
Accrued other operating expenses	61,002
Trustee deferred compensation and retirement plans	344,765
Total liabilities	7,410,063
Net assets applicable to shares outstanding	$673,658,024

Net assets consist of:

Shares of beneficial interest	$231,771,866
Distributable earnings	441,886,158
$673,658,024

Net Assets:
Series I	$502,820,804
Series II	$170,837,220

Shares outstanding, no par value, with an unlimited number of shares authorized:

Series I	6,709,662
Series II	2,398,497
Series I:
Net asset value per share	$74.94
Series II:
Net asset value per share	$71.23

*	At June 30, 2020, securities with an aggregate value of $1,116,283 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $29,332)	$2,566,550

Dividends from affiliated money market funds (includes securities lending income of $1,365)	13,610

Total investment income	2,580,160

Expenses:
Advisory fees	2,083,067

Administrative services fees	495,841

Custodian fees	16,839

Distribution fees - Series II	195,045

Transfer agent fees	36,722

Trustees’ and officers’ fees and benefits	10,082

Reports to shareholders	4,353

Professional services fees	16,732

Other	6,574

Total expenses	2,865,255

Less: Expenses reimbursed	(1,944)

Net expenses	2,863,311

Net investment income (loss)	(283,151)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	35,444,585

Foreign currencies	(1,762)

35,442,823

Change in net unrealized appreciation (depreciation) of:

Investment securities	32,820,882

Foreign currencies	(1,492)

32,819,390

Net realized and unrealized gain	68,262,213

Net increase in net assets resulting from operations	$67,979,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30,	December 31,
	2020	2019

Operations:
Net investment income (loss)	$(283,151)	$502,933

Net realized gain	35,442,823	54,063,192

Change in net unrealized appreciation	32,819,390	132,918,929

Net increase in net assets resulting from operations	67,979,062	187,485,054

Distributions to shareholders from distributable earnings:
Series I	–	(64,492,029)

Series II	–	(21,911,152)

Total distributions from distributable earnings	–	(86,403,181)

Share transactions–net:
Series I	(38,069,825)	8,287,794

Series II	(8,837,991)	4,809,729

Net increase (decrease) in net assets resulting from share transactions	(46,907,816)	13,097,523

Net increase in net assets	21,071,246	114,179,396

Net assets:
Beginning of period	652,586,778	538,407,382

End of period	$673,658,024	$652,586,778

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/20	$67.15	$(0.01)	$7.80	$7.79	$–	$–	$–	$74.94	11.60%	$502,821	0.87	%(d)	0.87	%(d)	(0.03	)%(d)	33%
Year ended 12/31/19	57.15	0.10	19.86	19.96	–	(9.96)	(9.96)	67.15	36.76	490,366	0.86		0.87		0.15		40
Year ended 12/31/18	62.97	(0.00)	(1.50)	(1.50)	–	(4.32)	(4.32)	57.15	(3.62)	405,192	0.88		0.88		(0.00)		42
Year ended 12/31/17	53.58	(0.04)	14.50	14.46	(0.05)	(5.02)	(5.07)	62.97	27.34	491,271	0.89		0.89		(0.06)		45
Year ended 12/31/16	57.30	0.07	1.33	1.40	–	(5.12)	(5.12)	53.58	2.27	420,824	0.93		0.93		0.12		59
Year ended 12/31/15	54.88	(0.03)	2.76	2.73	–	(0.31)	(0.31)	57.30	5.01	479,298	0.96		0.96		(0.05)		68
Series II
Six months ended 06/30/20	63.90	(0.09)	7.42	7.33	–	–	–	71.23	11.47	170,837	1.12	(d)	1.12	(d)	(0.28	)(d)	33
Year ended 12/31/19	54.90	(0.07)	19.03	18.96	–	(9.96)	(9.96)	63.90	36.43	162,221	1.11		1.12		(0.10)		40
Year ended 12/31/18	60.79	(0.16)	(1.41)	(1.57)	–	(4.32)	(4.32)	54.90	(3.88)	133,216	1.13		1.13		(0.25)		42
Year ended 12/31/17	51.95	(0.19)	14.05	13.86	–	(5.02)	(5.02)	60.79	27.03	170,956	1.14		1.14		(0.31)		45
Year ended 12/31/16	55.85	(0.06)	1.28	1.22	–	(5.12)	(5.12)	51.95	2.00	151,599	1.18		1.18		(0.13)		59
Year ended 12/31/15	53.63	(0.16)	2.69	2.53	–	(0.31)	(0.31)	55.85	4.75	175,919	1.21		1.21		(0.30)		68

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $463,356 and $157,036 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. American Franchise Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital growth.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco V.I. American Franchise Fund

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

Invesco V.I. American Franchise Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.695%

Next $250 million	0.670%

Next $500 million	0.645%

Next $550 million	0.620%

Next $3.45 billion	0.600%

Next $250 million	0.595%

Next $2.25 billion	0.570%

Next $2.5 billion	0.545%

Over $10 billion	0.520%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.68%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $1,944.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $48,197 for accounting and fund administrative services and was reimbursed $447,644 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2020, the Fund incurred $1,639 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

Invesco V.I. American Franchise Fund

market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$655,565,350	$20,319,406	$–	$675,884,756
Money Market Funds	431	1,138,693	–	1,139,124
Total Investments	$655,565,781	$21,458,099	$–	$677,023,880

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2020, the Fund engaged in securities purchases of $204,510.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $202,487,749 and $248,420,336, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$358,480,798

Aggregate unrealized (depreciation) of investments	(1,457,591)

Net unrealized appreciation of investments	$357,023,207

Cost of investments for tax purposes is $320,000,673.

Invesco V.I. American Franchise Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Series I	147,505	$9,950,884	288,463	$19,234,264

Series II	159,568	10,124,944	178,715	11,199,246

Issued as reinvestment of dividends:
Series I	-	-	1,061,073	64,492,029

Series II	-	-	378,562	21,911,152

Reacquired:
Series I	(740,145)	(48,020,709)	(1,137,749)	(75,438,499)

Series II	(299,572)	(18,962,935)	(445,184)	(28,300,669)

Net increase (decrease) in share activity	(732,644)	$(46,907,816)	323,880	$13,097,523

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. American Franchise Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,116.00	$4.58	$1,020.54	$4.37	0.87%
Series II	1,000.00	1,114.70	5.89	1,019.29	5.62	1.12

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. American Franchise Fund

Approval of Investment Advisory and Sub-Advisory Contracts

meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. American Franchise Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Growth Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period, the fourth quintile for the three year period, and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board noted that the Fund’s underweight and overweight exposures to certain sectors detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The

Invesco V.I. American Franchise Fund

Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. American Franchise Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. American Value Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VIAMVA-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-19.97%
Series II Shares	-20.08
S&P 500 Index▼ (Broad Market Index)	-3.08
Russell Midcap Value Index▼ (Style-Specific Index)	-18.09
Lipper VUF Mid Cap Value Funds Index∎ (Peer Group Index)	-19.57
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Mid Cap Value Funds Index is an unmanaged index considered representative of mid-cap value variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (1/2/97)	8.16%
10 Years	7.97
5 Years	-0.85
1 Year	-13.92
Series II Shares
Inception (5/5/03)	8.08%
10 Years	7.74
5 Years	-1.10
1 Year	-14.11

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, The Universal Institutional Funds, Inc. U.S. Mid Cap Value Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Mid Cap Value Fund (renamed Invesco V.I. American Value Fund on April 29, 2013). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class I shares and Class II shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. American Value Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. American Value Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. American Value Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-97.70%
Aerospace & Defense-0.95%
Textron, Inc.	66,440	$2,186,540

Agricultural & Farm Machinery-1.78%
AGCO Corp.	73,897	4,098,328

Apparel, Accessories & Luxury Goods-1.53%
Tapestry, Inc.(b)	265,798	3,529,797

Asset Management & Custody Banks-1.41%
Ares Management Corp., Class A	81,973	3,254,328

Automotive Retail-2.75%
Advance Auto Parts, Inc.	44,603	6,353,697

Broadcasting-0.86%
Nexstar Media Group, Inc., Class A	23,768	1,989,144

Building Products-4.45%
Johnson Controls International PLC	197,489	6,742,275
Owens Corning	63,132	3,520,240
		10,262,515

Communications Equipment-4.26%
Ciena Corp.(b)	140,947	7,633,690
Motorola Solutions, Inc.	15,727	2,203,824
		9,837,514

Consumer Finance-1.57%
Santander Consumer USA Holdings, Inc.(c)	196,707	3,621,376

Copper-2.07%
Freeport-McMoRan, Inc.(b)	413,483	4,783,998

Distributors-2.18%
LKQ Corp.(b)	191,653	5,021,309

Diversified Chemicals-2.25%
Eastman Chemical Co.	74,708	5,202,665

Electric Utilities-6.00%
Edison International	100,316	5,448,162
Evergy, Inc.	58,992	3,497,636
FirstEnergy Corp.	126,598	4,909,470
		13,855,268

Electronic Equipment & Instruments-2.47%

Keysight Technologies, Inc.(b)	56,676	5,711,807

Food Distributors-1.71%
Performance Food Group Co.(b)	135,552	3,949,985

Food Retail-3.91%
Casey’s General Stores, Inc.	17,302	2,586,995
Kroger Co. (The)	190,314	6,442,129
		9,029,124

Health Care Facilities-2.89%
Encompass Health Corp.	107,727	6,671,533

	Shares	Value
Health Care Services-1.51%
AMN Healthcare Services, Inc.(b)	76,989	$3,482,982

Health Care Technology-1.26%
Cerner Corp.	42,436	2,908,988

Hotels, Resorts & Cruise Lines-2.35%
Wyndham Hotels & Resorts, Inc.	127,401	5,429,831

Industrial Machinery-1.79%
Kennametal, Inc.	144,156	4,138,719

Industrial REITs-2.14%
First Industrial Realty Trust, Inc.	128,518	4,940,232

Insurance Brokers-6.80%
Arthur J. Gallagher & Co.	80,411	7,839,268
Willis Towers Watson PLC	39,928	7,863,820
		15,703,088

Interactive Home Entertainment-1.61%
Take-Two Interactive Software, Inc.(b)	26,661	3,721,076

Investment Banking & Brokerage-1.85%
Stifel Financial Corp.	90,064	4,271,736

IT Consulting & Other Services-2.74%
Science Applications International Corp.	81,576	6,336,824

Life & Health Insurance-1.59%
Athene Holding Ltd., Class A(b)	117,427	3,662,548

Managed Health Care-3.44%
Centene Corp.(b)	124,922	7,938,793

Marine-1.98%
Kirby Corp.(b)	85,179	4,562,187

Office REITs-2.07%
Hudson Pacific Properties, Inc.	189,710	4,773,104

Oil & Gas Exploration & Production-3.31%
Noble Energy, Inc.	408,219	3,657,642
Parsley Energy, Inc., Class A	372,774	3,981,227
		7,638,869

Other Diversified Financial Services-2.33%
Voya Financial, Inc.	115,516	5,388,821

Regional Banks-6.72%
KeyCorp	344,525	4,196,315
TCF Financial Corp.	140,213	4,125,066
Wintrust Financial Corp.	78,537	3,425,784
Zions Bancorporation N.A.	111,062	3,776,108
		15,523,273

Residential REITs-2.35%
American Homes 4 Rent, Class A	202,057	5,435,333

Semiconductor Equipment-2.66%
KLA Corp.	31,610	6,147,513

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

	Shares	Value
Specialized REITs-1.83%
Life Storage, Inc.	44,373	$4,213,216

Specialty Chemicals-2.25%
W.R. Grace & Co.	102,182	5,191,867

Trucking-2.08%
Knight-Swift Transportation Holdings, Inc.	115,328	4,810,331
Total Common Stocks & Other Equity Interests (Cost $205,361,793)		225,578,259

Money Market Funds-2.34%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(d)(e)	1,810,483	1,810,483
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(d)(e)	1,523,792	1,524,859
Invesco Treasury Portfolio, Institutional Class, 0.08%(d)(e)	2,069,124	2,069,124
Total Money Market Funds (Cost $5,402,581)		5,404,466
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $210,764,374)		230,982,725

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.47%
Invesco Private Government Fund, 0.05%(d)(e)(f)	2,546,159	$2,546,159
Invesco Private Prime Fund, 0.11%(d)(e)(f)	848,550	848,720
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,394,730)		3,394,879
TOTAL INVESTMENTS IN SECURITIES-101.51% (Cost $214,159,104)		234,377,604
OTHER ASSETS LESS LIABILITIES-(1.51)%		(3,493,122)
NET ASSETS-100.00%		$230,884,482

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,646,182	$ 8,972,030	$ (9,807,729)	$ -	$ -	$1,810,483	$ 7,444
Invesco Liquid Assets Portfolio, Institutional Class	2,085,220	6,442,901	(7,005,520)	1,920	338	1,524,859	8,491
Invesco Treasury Portfolio, Institutional Class	3,024,207	10,253,748	(11,208,831)	-	-	2,069,124	8,040
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	9,396,921	(6,850,762)	-	-	2,546,159	85
Invesco Private Prime Fund	-	1,087,795	(239,223)	148	-	848,720	42
Total	$7,755,609	$36,153,395	$(35,112,065)	$2,068	$338	$8,799,345	$24,102

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Financials	22.27%
Industrials	13.02
Information Technology	12.14
Health Care	9.10
Consumer Discretionary	8.81
Real Estate	8.39
Materials	6.57
Utilities	6.00
Consumer Staples	5.62
Energy	3.31
Communication Services	2.47
Money Market Funds Plus Other Assets Less Liabilities	2.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $ 205,361,793)*	$225,578,259
Investments in affiliated money market funds, at value (Cost $ 8,797,311)	8,799,345
Receivable for:
Investments sold	1,403,721
Fund shares sold	125,069
Dividends	222,545
Investment for trustee deferred compensation and retirement plans	56,507
Total assets	236,185,446

Liabilities:
Payable for:
Investments purchased	1,383,168
Fund shares reacquired	314,532
Collateral upon return of securities loaned	3,394,730
Accrued fees to affiliates	123,868
Accrued trustees’ and officers’ fees and benefits	2,039
Accrued other operating expenses	18,185
Trustee deferred compensation and retirement plans	64,442
Total liabilities	5,300,964
Net assets applicable to shares outstanding	$230,884,482

Net assets consist of:
Shares of beneficial interest	$236,839,103
Distributable earnings (loss)	(5,954,621)
$230,884,482

Net Assets:
Series I	$65,826,506
Series II	$165,057,976

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,167,202
Series II	13,121,709
Series I:
Net asset value per share	$12.74
Series II:
Net asset value per share	$12.58

*	At June 30, 2020, securities with an aggregate value of $3,324,160 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends	$2,133,207
Dividends from affiliated money market funds (includes securities lending income of $127)	24,102
Total investment income	2,157,309

Expenses:
Advisory fees	885,072
Administrative services fees	207,302
Distribution fees - Series II	222,631
Transfer agent fees	12,276
Trustees’ and officers’ fees and benefits	8,868
Professional services fees	12,391
Other	(2,112)
Total expenses	1,346,428
Less: Fees waived	(3,429)
Net expenses	1,342,999
Net investment income	814,310

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(21,119,402)
Change in net unrealized appreciation (depreciation) of investment securities	(42,706,347)
Net realized and unrealized gain (loss)	(63,825,749)
Net increase (decrease) in net assets resulting from operations	$(63,011,439)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income	$814,310	$1,733,036

Net realized gain (loss)	(21,119,402)	(3,087,063)

Change in net unrealized appreciation (depreciation)	(42,706,347)	59,462,462

Net increase (decrease) in net assets resulting from operations	(63,011,439)	58,108,435

Distributions to shareholders from distributable earnings:
Series I	–	(6,549,244)

Series II	–	(16,801,199)

Total distributions from distributable earnings	–	(23,350,443)

Share transactions–net:
Series I	(2,313,044)	(4,634,059)

Series II	(22,480,488)	42,039,405

Net increase (decrease) in net assets resulting from share transactions	(24,793,532)	37,405,346

Net increase (decrease) in net assets	(87,804,971)	72,163,338

Net assets:
Beginning of period	318,689,453	246,526,115

End of period	$230,884,482	$318,689,453

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/20	$15.92	$0.05	$(3.23)	$(3.18)	$–	$–	$–	$12.74	(19.97)%	$65,827	0.91	%(d)	0.91	%(d)	0.84	%(d)	19%
Year ended 12/31/19	13.86	0.12	3.24	3.36	(0.11)	(1.19)	(1.30)	15.92	25.03	84,799	0.92		0.92		0.78		68
Year ended 12/31/18	18.38	0.10	(1.87)	(1.77)	(0.09)	(2.66)	(2.75)	13.86	(12.65)	77,491	0.93		0.93		0.52		39
Year ended 12/31/17	17.06	0.08	1.59	1.67	(0.14)	(0.21)	(0.35)	18.38	9.96	104,510	0.94		0.94		0.48		56
Year ended 12/31/16	15.69	0.13	2.23	2.36	(0.06)	(0.93)	(0.99)	17.06	15.49	116,762	0.97		0.97		0.84		50
Year ended 12/31/15	19.92	0.06	(1.82)	(1.76)	(0.06)	(2.41)	(2.47)	15.69	(9.13)	125,686	0.99		0.99		0.33		26
Series II
Six months ended 06/30/20	15.74	0.04	(3.20)	(3.16)	–	–	–	12.58	(20.08)	165,058	1.16	(d)	1.16	(d)	0.59	(d)	19
Year ended 12/31/19	13.71	0.08	3.21	3.29	(0.07)	(1.19)	(1.26)	15.74	24.71	233,890	1.17		1.17		0.53		68
Year ended 12/31/18	18.19	0.05	(1.83)	(1.78)	(0.04)	(2.66)	(2.70)	13.71	(12.82)	169,036	1.18		1.18		0.27		39
Year ended 12/31/17	16.90	0.04	1.56	1.60	(0.10)	(0.21)	(0.31)	18.19	9.62	294,598	1.19		1.19		0.23		56
Year ended 12/31/16	15.55	0.09	2.21	2.30	(0.02)	(0.93)	(0.95)	16.90	15.22	284,043	1.22		1.22		0.59		50
Year ended 12/31/15	19.75	0.02	(1.80)	(1.78)	(0.01)	(2.41)	(2.42)	15.55	(9.36)	210,354	1.24		1.24		0.08		26

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $68,359 and $178,845 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. American Value Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. American Value Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

    The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.720%
Over $1 billion	0.650%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.72%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the

Invesco V.I. American Value Fund

Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

    For the six months ended June 30, 2020, the Adviser waived advisory fees of $3,429.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $22,668 for accounting and fund administrative services and was reimbursed $184,633 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

    For the six months ended June 30, 2020, the Fund incurred $225 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$225,578,259	$–	$–	$225,578,259
Money Market Funds	5,404,466	3,394,879	–	8,799,345
Total Investments	$230,982,725	$3,394,879	$–	$234,377,604

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco V.I. American Value Fund

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $46,526,549 and $68,011,634, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$31,800,842
Aggregate unrealized (depreciation) of investments	(21,719,485)
Net unrealized appreciation of investments	$10,081,357

    Cost of investments for tax purposes is $224,296,247.

NOTE 8–Share Information

	Summary of Share Activity
	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Series I	244,835	$2,992,968	160,277	$2,482,112
Series II	1,147,091	12,416,051	7,353,290	115,776,084

Issued as reinvestment of dividends:
Series I	-	-	444,318	6,549,244
Series II	-	-	1,152,345	16,801,199

Reacquired:
Series I	(403,417)	(5,306,012)	(867,811)	(13,665,415)
Series II	(2,883,325)	(34,896,539)	(5,973,505)	(90,537,878)
Net increase (decrease) in share activity	(1,894,816)	$(24,793,532)	2,268,914	$37,405,346

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. American Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Series I	$1,000.00	$800.30	$4.07	$1,020.34	$4.57	0.91%
Series II	1,000.00	799.20	5.19	1,019.10	5.82	1.16

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. American Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. American Value Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Value Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s valuation bias and tilt toward cyclical and interest rate sensitive names, underweight exposure to certain defensive sectors and stock selection in multiple sectors detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information

Invesco V.I. American Value Fund

regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. American Value Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. Balanced-Risk Allocation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIIBRA-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-4.12%
Series II Shares	-4.19
MSCI World Index▼ (Broad Market Index)	-5.77
Custom Invesco V.I. Balanced-Risk Allocation Index∎ (Style-Specific Index)	-0.21
Lipper VUF Absolute Return Funds Classification Average◆ (Peer Group)	2.87

Source(s): ▼ RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.;◆ Lipper Inc.

The MSCI World IndexSM (Net) is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Custom Invesco V.I. Balanced-Risk Allocation Index is composed of the MSCI World Index and Bloomberg Barclays U.S. Aggregate Bond Index. Prior to May 2, 2011, the index comprised the MSCI World Index, JP Morgan GBI Global Index and FTSE US 3-Month Treasury Bill Index. The Bloomberg Barclays U.S. Aggregate Bond Index is considered representative of the US investment-grade, fixed-rate bond market. The FTSE US 3-Month Treasury Bill Index is considered representative of three-month US Treasury bills. The JP Morgan GBI Global Index tracks the performance of fixed-rate issuances from high-income developed market countries.

  The Lipper VUF Absolute Return Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Absolute Return Funds Classification.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (1/23/09)	7.43%
10 Years	6.57
5 Years	3.91
1 Year	–0.29

Series II Shares
Inception (1/23/09)	7.16%
10 Years	6.30
5 Years	3.67
1 Year	–0.48

The returns shown above include the returns of Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (the first predecessor fund) for the period June 1, 2010, to May 2, 2011, the date the first predecessor fund was reorganized into the Fund, and the returns of Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio (the second predecessor fund) for the period prior to June 1, 2010, the date the second predecessor fund was reorganized into the first predecessor fund. The second predecessor fund was advised by Van Kampen Asset Management. Returns shown above for Series I and Series II shares are blended returns of the predecessor funds and Invesco V.I. Balanced-Risk Allocation Fund. Share class returns will differ from the predecessor funds because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Balanced-Risk Allocation Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Balanced-Risk Allocation Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Schedule of Investments

June 30, 2020

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–11.97%(a)
U.S. Treasury Bills–11.97%
U.S. Treasury Bills	0.09%-1.52%	07/09/2020	$43,800	$43,788,115
U.S. Treasury Bills	0.12%-0.61%	08/27/2020	43,800	43,764,607
U.S. Treasury Bills	0.11%-0.12%	10/29/2020	11,100	11,094,728
U.S. Treasury Bills	0.18%	12/03/2020	11,500	11,493,068
Total U.S. Treasury Securities (Cost $110,139,626)				110,140,518

		Expiration Date
Commodity-Linked Securities–1.99%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(b)(c)		09/22/2020	7,370	6,768,587
Cargill, Inc., Commodity-Linked Notes, one mo. USD LIBOR minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2)(b)		04/21/2021	11,180	11,555,365
Total Commodity-Linked Securities (Cost $18,550,000)				18,323,952

			Shares
Money Market Funds–80.02%(d)
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(e)			188,047,095	188,047,095
Invesco Government Money Market Fund, Cash Reserve Shares, 0.01%(e)			80,240,523	80,240,523
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.08%(e)			87,804,832	87,804,832
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.36%(e)			64,223,977	64,223,977
Invesco Treasury Obligations Portfolio, Institutional Class, 0.10%(e)			171,324,067	171,324,067
Invesco Treasury Portfolio, Institutional Class, 0.08%(e)			128,064,406	128,064,406
Invesco V.I. Government Money Market Fund, Series I, 0.01%(e)			16,640,310	16,640,310
Total Money Market Funds (Cost $736,345,210)				736,345,210
TOTAL INVESTMENTS IN SECURITIES-93.98% (Cost $865,034,836)				864,809,680
OTHER ASSETS LESS LIABILITIES-6.02%				55,399,733
NET ASSETS-100.00%				$920,209,413

Investment Abbreviations:

EMTN	- European Medium-Term Notes
LIBOR	- London Interbank Offered Rate
USD	- U.S. Dollar

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2020 was $18,323,952, which represented 1.99% of the Fund’s Net Assets.

(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$229,550,075	$144,790,684	$(186,293,664)	$-	$-	$188,047,095	$ 819,795
Invesco Government Money Market Fund, Cash Reserve Shares	82,795,364	23,616,490	(26,171,331)	-	-	80,240,523	149,019
Invesco Premier U.S. Government Money Portfolio, Institutional Class	126,387,049	33,242,828	(71,825,045)	-	-	87,804,832	398,708
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	67,396,463	215,933,936	(219,106,422)	-	-	64,223,977	255,753
Invesco Treasury Obligations Portfolio, Institutional Class	171,324,067	-	-	-	-	171,324,067	640,504
Invesco Treasury Portfolio, Institutional Class	141,286,416	179,556,738	(192,778,748)	-	-	128,064,406	509,088
Invesco V.I. Government Money Market Fund, Series I	16,640,310	-	-	-	-	16,640,310	42,893
Total	$835,379,744	$597,140,676	$(696,175,210)	$-	$-	$736,345,210	$2,815,760

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	494	November-2020	$20,723,300	$1,223,648	$1,223,648
Gasoline Reformulated Blendstock Oxygenate Blending	441	July-2020	22,254,183	(301,017)	(301,017)
New York Harbor Ultra-Low Sulfur Diesel	81	November-2020	4,261,345	351,268	351,268
Silver	247	September-2020	23,016,695	955,972	955,972
WTI Crude	202	December-2020	8,035,560	616,950	616,950
Subtotal				2,846,821	2,846,821
Equity Risk
E-Mini Russell 2000 Index	920	September-2020	66,129,600	2,300,735	2,300,735
E-Mini S&P 500 Index	395	September-2020	61,031,450	(105,034)	(105,034)
EURO STOXX 50 Index	1,570	September-2020	56,850,314	661,624	661,624
FTSE 100 Index	810	September-2020	61,700,703	49,668	49,668
Hang Seng Index	370	July-2020	57,876,201	(694,559)	(694,559)
Tokyo Stock Price Index	706	September-2020	101,903,311	(4,677,352)	(4,677,352)
Subtotal				(2,464,918)	(2,464,918)
Interest Rate Risk
Australia 10 Year Bonds	2,467	September-2020	253,308,795	3,330,645	3,330,645
Canada 10 Year Bonds	2,102	September-2020	238,162,669	196,793	196,793
Long Gilt	222	September-2020	37,862,056	93,370	93,370
U.S. Treasury Long Bonds	529	September-2020	94,459,563	258,628	258,628
Subtotal				3,879,436	3,879,436
Total Futures Contracts				$4,261,339	$4,261,339

(a)	Futures contracts collateralized by $69,295,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.33%	Monthly	28,500	February–2021	$12,870,312	$–	$702,668	$ 702,668
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	276,000	April–2021	19,489,712	–	788,891	788,891
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	Monthly	16,400	December–2020	18,142,926	–	1,015,062	1,015,062
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	96,500	October–2020	12,930,614	–	249,626	249,626
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	77,000	June–2021	16,482,197	–	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	32,000	November–2020	1,328,698	–	0	0
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.38	Monthly	113,000	October–2020	8,522,766	–	76,296	76,296
Subtotal –Appreciation								–	2,832,543	2,832,543
Commodity Risk
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47	Monthly	38,900	February–2021	24,359,900	–	(65,757)	(65,757)
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1121	0.40	Monthly	231,000	October–2020	14,730,064	–	(69,360)	(69,360)
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	27,800	April–2021	3,722,017	–	(127,249)	(127,249)
Subtotal								–	(262,366)	(262,366)
Equity Risk
Goldman Sachs International	Receive	Hang Seng Index Futures	–	Monthly	26	July–2020	4,117,539	–	(50,460)	(50,460)
Subtotal – Depreciation								–	(312,826)	(312,826)
Total – Total Return Swap Agreements								$–	$2,519,717	$2,519,717

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $4,960,596.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage

Canadian Imperial Bank of Commerce Custom 7 Agriculture

Commodity Index

Long Futures Contracts
Coffee ‘C’	5.46%
Corn	5.72
Cotton No. 2	21.66
Lean Hogs	0.78
Live Cattle	1.13
Soybean Meal	20.88
Soybean Oil	5.46
Soybeans	20.36
Sugar No. 11	12.31
Wheat	6.24
Total	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage

Monthly Rebalance Commodity Excess Return Index

Long Futures Contracts
Coffee ’C’	5.46%
Corn	5.72
Cotton No. 2	21.66
Lean Hogs	0.78
Live Cattle	1.13
Soybean Meal	20.88
Soybean Oil	5.46
Soybeans	20.36
Sugar No. 11	12.31
Wheat	6.24
Total	100.00%

Barclays Commodity Strategy 1452 Excess Return Index

Long Futures Contracts
Copper	100.00%

Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2

Long Futures Contracts
Copper	100.00%

Single Commodity Index Excess Return

Long Futures Contracts
Gold	100.00%

S&P GSCI Gold Index Excess Return

Long Futures Contracts
Gold	100.00%

Merrill Lynch Gold Excess Return Index

Long Futures Contracts
Gold	100.00%

MLCX Natural Gas Annual Excess Return Index

Long Futures Contracts
Natural Gas	100.00%

S&P GSCI Aluminum Dynamic Roll Index Excess Return

Long Futures Contracts
Aluminium	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage

Goldman Sachs Commodity i-Select Strategy 1121

Long Futures Contracts
Coffee ’C’	5.46%
Corn	5.72
Cotton No. 2	21.66
Lean Hogs	0.78
Live Cattle	1.13
Soybean Meal	20.88
Soybean Oil	5.46
Soybeans	20.36
Sugar No. 11	12.31
Wheat	6.24
Total	100.00%

J.P. Morgan Contag Beta Gas Oil Excess Return Index

Long Futures Contracts
Gas Oil	100.00%

Target Risk Allocation and Notional Asset Weights as of June 30, 2020

By asset class

Asset Class	Target Risk Allocation*	Notional Asset Weights**
Equities	44.43%	44.37%
Fixed Income	27.40	61.68
Commodities	28.17	32.56
Total	100.00%	138.61%

*

Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

**

Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Allocations. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:

Investments in securities, at value (Cost $128,689,626)	$128,464,470

Investments in affiliated money market funds, at value (Cost $736,345,210)	736,345,210

Other investments:
Variation margin receivable – futures contracts	2,011,125

Swaps receivable – OTC	540,785

Unrealized appreciation on swap agreements – OTC	2,832,543

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	69,295,000

Cash collateral – OTC Derivatives	4,960,596

Cash	64,357

Foreign currencies, at value (Cost $1,436)	1,392

Receivable for:
Fund shares sold	112,398

Dividends	74,585

Investment for trustee deferred compensation and retirement plans	102,478

Total assets	944,804,939

Liabilities:
Other investments:
Swaps payable – OTC	51,200

Unrealized depreciation on swap agreements–OTC	312,826

Payable for:
Investments purchased	22,162,356

Fund shares reacquired	1,333,315

Accrued fees to affiliates	557,692

Accrued trustees’ and officers’ fees and benefits	3,138

Accrued other operating expenses	60,405

Trustee deferred compensation and retirement plans	114,594

Total liabilities	24,595,526

Net assets applicable to shares outstanding	$920,209,413

Net assets consist of:

Shares of beneficial interest	$853,668,596

Distributable earnings	66,540,817

$920,209,413

Net Assets:

Series I	$43,060,106

Series II	$877,149,307

Shares outstanding, no par value, with an unlimited number of shares authorized:

Series I	4,117,262

Series II	85,356,954

Series I:

Net asset value per share	$10.46

Series II:

Net asset value per share	$10.28

Consolidated Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends from affiliated money market funds	$2,815,760

Interest	786,226

Total investment income	3,601,986

Expenses:
Advisory fees	4,281,084

Administrative services fees	770,604

Custodian fees	10,032

Distribution fees - Series II	1,109,762

Transfer agent fees	12,387

Trustees’ and officers’ fees and benefits	11,708

Reports to shareholders	4,462

Professional services fees	27,350

Other	5,895

Total expenses	6,233,284

Less: Fees waived	(2,139,297)

Net expenses	4,093,987

Net investment income (loss)	(492,001)

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Investment securities	(3,483,849)

Foreign currencies	235,848

Futures contracts	(35,187,205)

Swap agreements	(15,066,912)

(53,502,118)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(964,479)

Foreign currencies	(102,406)

Futures contracts	9,086,708

Swap agreements	1,046,790

9,066,613

Net realized and unrealized gain (loss)	(44,435,505)

Net increase (decrease) in net assets resulting from operations	$(44,927,506)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income (loss)	$(492,001)	$11,730,695

Net realized gain (loss)	(53,502,118)	128,339,153

Change in net unrealized appreciation	9,066,613	2,732,689

Net increase (decrease) in net assets resulting from operations	(44,927,506)	142,802,537

Share transactions–net:
Series I	(436,931)	2,158,487

Series II	(56,330,414)	(128,836,261)

Net increase (decrease) in net assets resulting from share transactions	(56,767,345)	(126,677,774)

Net increase (decrease) in net assets	(101,694,851)	16,124,763

Net assets:
Beginning of period	1,021,904,264	1,005,779,501

End of period	$920,209,413	$1,021,904,264

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
			Net gains									to average		to average net		Ratio of net
			(losses)									net assets		assets without		investment
	Net asset	Net	on securities		Dividends	Distributions						with fee waivers		fee waivers		income
	value,	investment	(both	Total from	from net	from net			Net asset		Net assets,	and/or		and/or		(loss)
	beginning	income	realized and	investment	investment	realized	Return of	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	capital	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/20	$10.91	$0.01	$(0.46)	$(0.45)	$-	$-	$-	$-	$10.46	(4.12)%	$43,060	0.64	%(d)(e)	1.10	%(d)	0.13	%(d)	50%
Year ended 12/31/19	9.47	0.14	1.30	1.44	-	-	-	-	10.91	15.21	45,427	0.64	(e)	1.10		1.38		94
Year ended 12/31/18	11.31	0.11	(0.79)	(0.68)	(0.14)	(0.99)	(0.03)	(1.16)	9.47	(6.46)	37,450	0.65	(e)	1.10		1.03		199
Year ended 12/31/17	11.35	0.01	1.08	1.09	(0.48)	(0.65)	-	(1.13)	11.31	10.06	39,340	0.68	(e)	1.11		0.10		52
Year ended 12/31/16	10.20	(0.04)	1.24	1.20	(0.05)	-	-	(0.05)	11.35	11.74	34,714	0.67	(e)	1.12		(0.33)		120
Year ended 12/31/15	12.30	(0.07)	(0.44)	(0.51)	(0.52)	(1.07)	-	(1.59)	10.20	(4.10)	26,854	0.69		1.15		(0.61)		44
Series II
Six months ended 06/30/20	10.73	(0.01)	(0.44)	(0.45)	-	-	-	-	10.28	(4.19)	877,149	0.89	(d)(e)	1.35	(d)	(0.12	)(d)	50
Year ended 12/31/19	9.34	0.12	1.27	1.39	-	-	-	-	10.73	14.88	976,477	0.89	(e)	1.35		1.13		94
Year ended 12/31/18	11.17	0.08	(0.78)	(0.70)	(0.11)	(0.99)	(0.03)	(1.13)	9.34	(6.71)	968,329	0.90	(e)	1.35		0.78		199
Year ended 12/31/17	11.22	(0.02)	1.07	1.05	(0.45)	(0.65)	-	(1.10)	11.17	9.83	1,158,077	0.93	(e)	1.36		(0.15)		52
Year ended 12/31/16	10.08	(0.06)	1.22	1.16	(0.02)	-	-	(0.02)	11.22	11.51	1,113,539	0.92	(e)	1.37		(0.58)		120
Year ended 12/31/15	12.17	(0.10)	(0.44)	(0.54)	(0.48)	(1.07)	-	(1.55)	10.08	(4.40)	939,354	0.94		1.40		(0.86)		44

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $43,026 and $892,720 for Series I and Series II shares, respectively.
(e)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.16%, 0.16%, 0.16%, 0.15% and 0.12% for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017 and 2016, respectively.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these consolidated financial statements pertains only to the Fund and the Subsidiary. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

Invesco V.I. Balanced-Risk Allocation Fund

settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

    Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

Invesco V.I. Balanced-Risk Allocation Fund

unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

    The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

    The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

    A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

M.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

    Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

    An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

    A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

    Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

N.

Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked

Invesco V.I. Balanced-Risk Allocation Fund

derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

    The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

    In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.

O.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

P.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2– Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.950%
Next $250 million	0.925%
Next $500 million	0.900%
Next $1.5 billion	0.875%
Next $2.5 billion	0.850%
Next $2.5 billion	0.825%
Next $2.5 billion	0.800%
Over $10 billion	0.775%

    For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.92%.

    The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least April 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses of 0.16% and excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

    For the six months ended June 30, 2020, the Adviser waived advisory fees of $2,139,297.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $72,731 for accounting and fund administrative services and was reimbursed $697,873 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

Invesco V.I. Balanced-Risk Allocation Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Consolidated Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Treasury Securities	$–	$110,140,518	$–	$110,140,518

Commodity-Linked Securities	–	18,323,952	–	18,323,952

Money Market Funds	736,345,210	–	–	736,345,210

Total Investments in Securities	736,345,210	128,464,470	–	864,809,680

Other Investments - Assets*

Futures Contracts	10,039,301	–	–	10,039,301

Swap Agreements	–	2,832,543	–	2,832,543

	10,039,301	2,832,543	–	12,871,844

Other Investments - Liabilities*

Futures Contracts	(5,777,962)	–	–	(5,777,962)

Swap Agreements	–	(312,826)	–	(312,826)

	(5,777,962)	(312,826)	–	(6,090,788)

Total Other Investments	4,261,339	2,519,717	–	6,781,056

Total Investments	$740,606,549	$130,984,187	$–	$871,590,736

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Invesco V.I. Balanced-Risk Allocation Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

	Value
Derivative Assets	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$3,147,838	$3,012,027	$3,879,436	$10,039,301

Unrealized appreciation on swap agreements - OTC	2,832,543	-	-	2,832,543

Total Derivative Assets	5,980,381	3,012,027	3,879,436	12,871,844

Derivatives not subject to master netting agreements	(3,147,838)	(3,012,027)	(3,879,436)	(10,039,301)

Total Derivative Assets subject to master netting agreements	$2,832,543	$-	$-	$2,832,543

	Value
Derivative Liabilities	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(301,017)	$(5,476,945)	$-	$(5,777,962)

Unrealized depreciation on swap agreements - OTC	(262,366)	(50,460)	-	(312,826)

Total Derivative Liabilities	(563,383)	(5,527,405)	-	(6,090,788)

Derivatives not subject to master netting agreements	301,017	5,476,945	-	5,777,962

Total Derivative Liabilities subject to master netting agreements	$(262,366)	$(50,460)	$-	$(312,826)

(a)	The daily variation margin receivable at period-end is recorded in the Consolidated Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2020.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged

	Swap	Swap	Net Value of			Net
Counterparty	Agreements	Agreements	Derivatives	Non-Cash	Cash	Amount

Fund

Goldman Sachs International	$105,958	$(50,460)	$55,498	$-	$-	$55,498

Subtotal – Fund	105,958	(50,460)	55,498	-	-	55,498

Subsidiary
Barclays Bank PLC	702,668	(1,888)	700,780	-	-	700,780

Canadian Imperial Bank of Commerce	788,891	(3,238)	785,653	-	-	785,653

Cargill, Inc.	1,015,062	(74,194)	940,868	-	(280,000)	660,868

Goldman Sachs International	-	(73,124)	(73,124)	-	73,124	-

JPMorgan Chase Bank, N.A.	249,626	(127,772)	121,854	-	-	121,854

Merrill Lynch International	434,827	(32,001)	402,826	-	-	402,826

Morgan Stanley Capital Services LLC	76,296	(1,349)	74,947	-	(40,000)	34,947

Subtotal – Subsidiary	3,267,370	(313,566)	2,953,804	-	(246,876)	2,706,928

Total	$3,373,328	$(364,026)	$3,009,302	$-	$(246,876)	$2,762,426

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Futures contracts	$(28,797,758)	$(43,787,246)	$37,397,799	$(35,187,205)

Swap agreements	(14,937,108)	(129,804)	-	(15,066,912)

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(1,526,578)	(5,156,443)	15,769,729	9,086,708

Swap agreements	1,097,250	(50,460)	-	1,046,790

Total	$(44,164,194)	$(49,123,953)	$53,167,528	$(40,120,619)

Invesco V.I. Balanced-Risk Allocation Fund

The table below summarizes the average notional value of derivatives held during the period.

	Futures Contracts	Swap Agreements

Average notional value	$1,087,769,696	$166,417,851

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $11,180,000 and $9,389,471, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$7,829,018

Aggregate unrealized (depreciation) of investments	(6,693,140)

Net unrealized appreciation of investments	$1,135,878

Cost of investments for tax purposes is $870,454,858.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019

	Shares	Amount	Shares	Amount

Sold:
Series I	202,377	$2,098,653	479,777	$4,939,090

Series II	2,441,993	24,813,870	4,284,767	43,466,506

Reacquired:
Series I	(250,438)	(2,535,584)	(270,304)	(2,780,603)

Series II	(8,093,906)	(81,144,284)	(16,984,260)	(172,302,767)

Net increase (decrease) in share activity	(5,699,974)	$(56,767,345)	(12,490,020)	$(126,677,774)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its

Invesco V.I. Balanced-Risk Allocation Fund

investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these consolidated financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. Balanced-Risk Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
		Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$958.80	$3.12	$1,021.68	$3.22	0.64%
Series II	1,000.00	958.10	4.33	1,020.44	4.47	0.89

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Balanced-Risk Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Balanced-Risk Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco V.I. Balanced-Risk Allocation Index. The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fifth quintile of its expense group and discussed with

Invesco V.I. Balanced-Risk Allocation Fund

management reasons for such relative contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/ waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2019.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. Invesco Advisers noted that the Fund does not engage in securities lending arrangements to any significant degree.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Balanced-Risk Allocation Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. Comstock Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

    If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

    You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VICOM-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-20.57%
Series II Shares	-20.66
S&P 500 Index▼ (Broad Market Index)	-3.08
Russell 1000 Value Index▼ (Style-Specific Index)	-16.26
Lipper VUF Large-Cap Value Funds Index∎ (Peer Group Index)	-15.82
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (4/30/99)	5.90%
10 Years	9.30
5 Years	2.39
1 Year	-13.42

Series II Shares
Inception (9/18/00)	5.82%
10 Years	9.03
5 Years	2.15
1 Year	-13.61

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Comstock Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Comstock Fund (renamed Invesco V.I. Comstock Fund on April 29, 2013). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class I shares and Class II shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Comstock Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Comstock Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Comstock Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-96.28%

Aerospace & Defense-1.31%
Textron, Inc.	447,543	$14,728,640

Agricultural Products-1.46%
Archer-Daniels-Midland Co.	411,417	16,415,538

Air Freight & Logistics-1.77%
FedEx Corp.	142,018	19,913,764

Asset Management & Custody Banks-2.91%
Bank of New York Mellon Corp. (The)	450,811	17,423,845
State Street Corp.	241,648	15,356,731
		32,780,576

Automobile Manufacturers-2.19%
General Motors Co.	974,211	24,647,538

Building Products-2.14%
Johnson Controls International PLC	479,046	16,354,630
Trane Technologies PLC	86,223	7,672,123
		24,026,753

Cable & Satellite-1.31%
Comcast Corp., Class A	378,082	14,737,636

Casinos & Gaming-0.64%
Las Vegas Sands Corp.(b)	157,505	7,172,778

Communications Equipment-1.93%
Cisco Systems, Inc.	464,713	21,674,214

Construction Machinery & Heavy Trucks-1.79%
Caterpillar, Inc.	158,860	20,095,790

Consumer Finance-0.56%
Ally Financial, Inc.	318,493	6,315,716

Diversified Banks-10.12%
Bank of America Corp.	1,655,027	39,306,891
Citigroup, Inc.	913,672	46,688,639
JPMorgan Chase & Co.	170,944	16,078,993
Wells Fargo & Co.	456,613	11,689,293
		113,763,816

Electric Utilities-1.61%
Exelon Corp.	500,267	18,154,689

Electrical Components & Equipment-3.60%
Eaton Corp. PLC	227,797	19,927,682
Emerson Electric Co.	332,185	20,605,435
		40,533,117

Fertilizers & Agricultural Chemicals-2.79%
CF Industries Holdings, Inc.	517,181	14,553,473
Corteva, Inc.	628,005	16,824,254
		31,377,727

Health Care Distributors-2.73%
Cardinal Health, Inc.	83,743	4,370,547
Henry Schein, Inc.(b)	127,711	7,457,045

	Shares	Value
Health Care Distributors-(continued)
McKesson Corp.	123,327	$18,920,829
		30,748,421

Health Care Facilities-1.59%
HCA Healthcare, Inc.(b)	184,532	17,910,676

Health Care Services-1.47%
CVS Health Corp.	253,784	16,488,347

Health Care Supplies-0.49%
DENTSPLY SIRONA, Inc.	124,478	5,484,501

Hotel & Resort REITs-0.75%
Host Hotels & Resorts, Inc.	780,735	8,424,131

Independent Power Producers & Energy Traders-1.31%
Vistra Corp.	788,770	14,686,897

Industrial Conglomerates-1.06%
General Electric Co.	1,746,762	11,930,384

Integrated Oil & Gas-5.33%
BP PLC, ADR (United Kingdom)	781,084	18,214,879
Chevron Corp.	295,552	26,372,105
Suncor Energy, Inc. (Canada)	908,697	15,320,631
		59,907,615

Integrated Telecommunication Services-1.54%
AT&T, Inc.	574,354	17,362,721

Internet & Direct Marketing Retail-2.19%
Booking Holdings, Inc.(b)	6,447	10,265,816
eBay, Inc.	274,909	14,418,977
		24,684,793

Investment Banking & Brokerage-3.97%
Goldman Sachs Group, Inc. (The)	85,391	16,874,969
Morgan Stanley	575,362	27,789,985
		44,664,954

IT Consulting & Other Services-1.69%
Cognizant Technology Solutions Corp., Class A	333,527	18,951,004

Life & Health Insurance-0.97%
MetLife, Inc.	298,803	10,912,286

Managed Health Care-2.46%
Anthem, Inc.	105,025	27,619,475

Multi-line Insurance-1.91%
American International Group, Inc.	690,723	21,536,743

Oil & Gas Exploration & Production-5.78%
Canadian Natural Resources Ltd. (Canada)	544,746	9,449,594
Devon Energy Corp.	940,694	10,667,470
Hess Corp.	357,325	18,513,008
Marathon Oil Corp.	2,121,868	12,985,832

Noble Energy, Inc.	776,864	6,960,701

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

	Shares	Value
Oil & Gas Exploration & Production-(continued)
Pioneer Natural Resources Co.	65,338	$6,383,523
		64,960,128

Paper Packaging-1.46%
International Paper Co.	464,875	16,368,249

Pharmaceuticals-5.64%
Bristol-Myers Squibb Co.	325,282	19,126,582
Johnson & Johnson	135,502	19,055,646
Sanofi, ADR (France)	494,436	25,240,958
		63,423,186

Property & Casualty Insurance-1.23%
Allstate Corp. (The)	143,110	13,880,239

Regional Banks-2.58%
Citizens Financial Group, Inc.	461,888	11,658,053
Fifth Third Bancorp	570,220	10,993,842
PNC Financial Services Group, Inc. (The)	60,582	6,373,832
		29,025,727

Semiconductors-5.76%
Intel Corp.	428,767	25,653,130
NXP Semiconductors N.V. (Netherlands)	137,604	15,692,360
QUALCOMM, Inc.	257,197	23,458,938
		64,804,428

Specialty Chemicals-0.80%
DuPont de Nemours, Inc.	169,009	8,979,448

	Shares	Value
Systems Software-2.43%
Microsoft Corp.	134,164	$27,303,716

Tobacco-4.33%
Altria Group, Inc.	424,953	16,679,405
Philip Morris International, Inc.	456,652	31,993,039
		48,672,444

Wireless Telecommunication Services-0.68%
Vodafone Group PLC (United Kingdom)	4,778,047	7,618,883
Total Common Stocks & Other Equity Interests (Cost $1,056,126,658)		1,082,687,688

Money Market Funds-1.83%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)(d)	7,014,486	7,014,486
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)(d)	5,587,909	5,591,821
Invesco Treasury Portfolio, Institutional Class, 0.08%(c)(d)	8,016,555	8,016,555
Total Money Market Funds (Cost $20,617,595)		20,622,862
TOTAL INVESTMENTS IN SECURITIES–98.11% (Cost $1,076,744,253)		1,103,310,550
OTHER ASSETS LESS LIABILITIES–1.89%		21,224,318
NET ASSETS–100.00%		$1,124,534,868

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$21,797,514	$66,924,839	$(81,707,867)	$-	$-	$7,014,486	$55,888
Invesco Liquid Assets Portfolio, Institutional Class	15,602,035	48,339,499	(58,362,762)	5,267	7,782	5,591,821	55,604
Invesco Treasury Portfolio, Institutional Class	24,911,444	76,485,530	(93,380,419)	-	-	8,016,555	60,522
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	-	18,534,173	(18,534,173)	-	-	-	1,733
Invesco Liquid Assets Portfolio, Institutional Class	-	5,397,578	(5,396,007)	-	(1,571)	-	1,122
Invesco Private Government Fund	-	10,433,430	(10,433,430)	-	-	-	94
Invesco Private Prime Fund	-	2,614,688	(2,614,688)	-	-	-	48
Total	$62,310,993	$228,729,737	$(270,429,346)	$5,267	$6,211	$20,622,862	$175,011

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Financials	24.27%
Health Care	14.38
Information Technology	11.80
Industrials	11.67
Energy	11.10
Consumer Staples	5.79
Materials	5.04
Consumer Discretionary	5.03
Communication Services	3.53
Utilities	2.92
Real Estate	0.75
Money Market Funds Plus Other Assets Less Liabilities	3.72

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
Currency Risk
07/10/2020	Canadian Imperial Bank of Commerce	CAD	19,244,000	USD	14,362,382	$187,019
07/10/2020	Canadian Imperial Bank of Commerce	EUR	471,071	USD	531,529	2,193
07/10/2020	Deutsche Bank AG	EUR	11,134,282	USD	12,580,563	69,144
07/10/2020	Deutsche Bank AG	GBP	796,100	USD	1,005,463	18,968
07/10/2020	Deutsche Bank AG	USD	554,438	EUR	493,920	573
07/10/2020	Goldman Sachs & Co.	CAD	2,249,408	USD	1,675,051	18,110
07/10/2020	Goldman Sachs & Co.	GBP	11,448,230	USD	14,496,258	310,082
07/10/2020	Goldman Sachs & Co.	USD	624,654	CAD	852,183	3,075
07/10/2020	Royal Bank of Canada	USD	1,980,428	CAD	2,693,898	3,930
07/10/2020	Royal Bank of Canada	USD	297,443	GBP	240,533	615
07/10/2020	State Street Bank & Trust Co.	USD	468,214	CAD	636,839	889
Subtotal–Appreciation						614,598

Currency Risk
07/10/2020	Canadian Imperial Bank of Commerce	USD	398,152	GBP	320,914	(488)
07/10/2020	Deutsche Bank AG	CAD	598,398	USD	439,493	(1,294)
07/10/2020	Deutsche Bank AG	USD	430,443	CAD	575,101	(6,817)
07/10/2020	Deutsche Bank AG	USD	1,135,209	GBP	906,224	(12,253)
07/10/2020	Goldman Sachs & Co.	USD	436,227	CAD	590,367	(1,356)
07/10/2020	Goldman Sachs & Co.	USD	373,754	EUR	332,208	(457)
07/10/2020	Goldman Sachs & Co.	USD	555,244	GBP	440,826	(8,991)
07/10/2020	Royal Bank of Canada	EUR	466,666	USD	523,314	(1,071)
Subtotal–Depreciation						(32,727)
Total Forward Foreign Currency Contracts						$581,871

Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – British Pound Sterling

USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,056,126,658)	$1,082,687,688
Investments in affiliated money market funds, at value (Cost $20,617,595)	20,622,862
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	614,598
Foreign currencies, at value (Cost $5,878)	5,906
Receivable for:
Investments sold	23,949,292
Fund shares sold	77,760
Dividends	2,380,461
Investment for trustee deferred compensation and retirement plans	197,656
Total assets	1,130,536,223

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	32,727
Payable for:
Investments purchased	1,854,174
Fund shares reacquired	3,229,917
Amount due custodian	7,402
Accrued fees to affiliates	653,618
Accrued trustees’ and officers’ fees and benefits	3,710
Trustee deferred compensation and retirement plans	219,807
Total liabilities	6,001,355
Net assets applicable to shares outstanding	$1,124,534,868

Net assets consist of:
Shares of beneficial interest	$1,102,407,265
Distributable earnings	22,127,603
$1,124,534,868

Net Assets:
Series I	$153,498,129
Series II	$971,036,739

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	11,261,707
Series II	71,622,359
Series I:
Net asset value per share	$13.63
Series II:
Net asset value per share	$13.56

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $316,212)	$18,861,261

Dividends from affiliated money market funds (includes securities lending income of $102,936)	274,950

Total investment income	19,136,211

Expenses:
Advisory fees	3,333,833

Administrative services fees	977,422

Distribution fees - Series II	1,259,893

Transfer agent fees	18,886

Trustees’ and officers’ fees and benefits	13,019

Professional services fees	11,074

Other	(13,735)

Total expenses	5,600,392

Less: Fees waived	(25,635)

Net expenses	5,574,757

Net investment income	13,561,454

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(74,167,891)

Foreign currencies	(15,812)

Forward foreign currency contracts	636,216

(73,547,487)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(225,056,260)

Foreign currencies	(5,175)

Forward foreign currency contracts	2,171,520

(222,889,915)

Net realized and unrealized gain (loss)	(296,437,402)

Net increase (decrease) in net assets resulting from operations	$(282,875,948)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income	$13,561,454	$26,005,428

Net realized gain (loss)	(73,547,487)	42,110,638

Change in net unrealized appreciation (depreciation)	(222,889,915)	238,104,732

Net increase (decrease) in net assets resulting from operations	(282,875,948)	306,220,798

Distributions to shareholders from distributable earnings:
Series I	–	(27,866,941)

Series II	–	(173,615,673)

Total distributions from distributable earnings	–	(201,482,614)

Share transactions–net:
Series I	(6,187,524)	(32,488,395)

Series II	(26,031,925)	54,630,220

Net increase (decrease) in net assets resulting from share transactions	(32,219,449)	22,141,825

Net increase (decrease) in net assets	(315,095,397)	126,880,009

Net assets:
Beginning of period	1,439,630,265	1,312,750,256

End of period	$1,124,534,868	$1,439,630,265

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net
			(losses)								net assets		assets without		Ratio of net
	Net asset		on securities		Dividends	Distributions					with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/20	$17.16	$0.18	$(3.71)	$(3.53)	$–	$–	$–	$13.63	(20.57)%	$153,498	0.74	%(d)	0.74	%(d)	2.54	%(d)	28%
Year ended 12/31/19	16.12	0.37	3.45	3.82	(0.37)	(2.41)	(2.78)	17.16	25.30	199,521	0.74		0.74		2.09		21
Year ended 12/31/18	20.62	0.33	(2.41)	(2.08)	(0.36)	(2.06)	(2.42)	16.12	(12.16)	214,084	0.75		0.75		1.63		19
Year ended 12/31/17	18.69	0.28	2.94	3.22	(0.44)	(0.85)	(1.29)	20.62	17.85	270,651	0.75		0.75		1.47		13
Year ended 12/31/16	17.57	0.38	2.47	2.85	(0.29)	(1.44)	(1.73)	18.69	17.30	256,080	0.77		0.78		2.20		21
Year ended 12/31/15	19.16	0.28	(1.45)	(1.17)	(0.37)	(0.05)	(0.42)	17.57	(5.98)	332,411	0.78		0.83		1.52		16
Series II
Six months ended 06/30/20	17.09	0.16	(3.69)	(3.53)	–	–	–	13.56	(20.66)	971,037	0.99	(d)	0.99	(d)	2.29	(d)	28
Year ended 12/31/19	16.06	0.32	3.44	3.76	(0.32)	(2.41)	(2.73)	17.09	24.94	1,240,109	0.99		0.99		1.84		21
Year ended 12/31/18	20.54	0.28	(2.40)	(2.12)	(0.30)	(2.06)	(2.36)	16.06	(12.37)	1,098,666	1.00		1.00		1.38		19
Year ended 12/31/17	18.62	0.23	2.93	3.16	(0.39)	(0.85)	(1.24)	20.54	17.58	1,643,281	1.00		1.00		1.22		13
Year ended 12/31/16	17.51	0.34	2.45	2.79	(0.24)	(1.44)	(1.68)	18.62	16.99	1,679,769	1.02		1.03		1.95		21
Year ended 12/31/15	19.08	0.24	(1.44)	(1.20)	(0.32)	(0.05)	(0.37)	17.51	(6.19)	1,549,679	1.03		1.08		1.27		16

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $161,310 and $1,012,199 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Comstock Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco V.I. Comstock Fund

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

Invesco V.I. Comstock Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.600%

Next $500 million	0.550%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.57%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.78% and Series II shares to 1.03% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $25,635.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $101,097 for accounting and fund administrative services and was reimbursed $876,325 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2020, the Fund incurred $1,903 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s

Invesco V.I. Comstock Fund

own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks & Other Equity Interests	$1,075,068,805	$7,618,883	$-	$1,082,687,688

Money Market Funds	20,622,862	-	-	20,622,862

Total Investments in Securities	1,095,691,667	7,618,883	-	1,103,310,550

Other Investments - Assets*

Forward Foreign Currency Contracts	-	614,598	-	614,598

Other Investments - Liabilities*

Forward Foreign Currency Contracts	-	(32,727)	-	(32,727)

Total Other Investments	-	581,871	-	581,871

Total Investments	$1,095,691,667	$8,200,754	$-	$1,103,892,421

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

Value
Currency
Derivative Assets	Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$614,598

Derivatives not subject to master netting agreements	-

Total Derivative Assets subject to master netting agreements	$614,598

Value
Currency
Derivative Liabilities	Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(32,727)

Derivatives not subject to master netting agreements	-

Total Derivative Liabilities subject to master netting agreements	$(32,727)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2020.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount
Canadian Imperial Bank of Commerce	$189,212	$(488)	$188,724	$-	$-	$188,724
Deutsche Bank AG	88,685	(20,364)	68,321	-	-	68,321
Goldman Sachs & Co.	331,267	(10,804)	320,463	-	-	320,463
Royal Bank of Canada	4,545	(1,071)	3,474	-	-	3,474
State Street Bank & Trust Co.	889	-	889	-	-	889
Total	$614,598	$(32,727)	$581,871	$-	$-	$581,871

Invesco V.I. Comstock Fund

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Currency
Risk
Realized Gain:
Forward foreign currency contracts	$636,216
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	2,171,520
Total	$2,807,736

The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts
Average notional value	$65,725,415

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $314,677,417 and $321,126,111, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$160,656,568

Aggregate unrealized (depreciation) of investments	(136,802,937)

Net unrealized appreciation of investments	$23,853,631

Cost of investments for tax purposes is $1,080,038,790.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Series I	640,746	$8,014,159	531,077	$9,046,219

Series II	6,334,757	75,105,338	6,503,571	116,600,521

Invesco V.I. Comstock Fund

	Summary of Share Activity
	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Series I	-	$-	1,776,096	$27,866,941

Series II	-	-	11,100,746	173,615,673

Reacquired:
Series I	(1,003,365)	(14,201,683)	(3,961,633)	(69,401,555)

Series II	(7,258,598)	(101,137,263)	(13,487,073)	(235,585,974)

Net increase (decrease) in share activity	(1,286,460)	$(32,219,449)	2,462,784	$22,141,825

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. Comstock Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Series I	$1,000.00	$794.30	$3.30	$1,021.18	$3.72	0.74%
Series II	1,000.00	793.40	4.41	1,019.94	4.97	0.99

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Comstock Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Comstock Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board noted that the Fund’s stock selection in and overweight exposure to certain sectors detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information

Invesco V.I. Comstock Fund

regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/ waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2019.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Comstock Fund

Semiannual Report to Shareholders	June 30, 2020
Invesco V.I. Core Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VICEQ-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-5.69%
Series II Shares	-5.80
S&P 500 Index▼ (Broad Market Index)	-3.08
Russell 1000 Index▼ (Style-Specific Index)	-2.81
Lipper VUF Large-Cap Core Funds Index∎ (Peer Group Index)	-4.60
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20
Series I Shares
Inception (5/2/94)	7.73%
10 Years	9.30
5 Years	5.27
1 Year	3.32
Series II Shares
Inception (10/24/01)	6.30%
10 Years	9.03
5 Years	5.02
1 Year	3.08

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Invesco V.I. Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Core Equity Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Core Equity Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.86%

Aerospace & Defense–3.19%

Lockheed Martin Corp.	68,229	$24,898,127

Air Freight & Logistics–1.54%

C.H. Robinson Worldwide, Inc.	57,203	4,522,469
United Parcel Service, Inc., Class B	67,861	7,544,786
		12,067,255

Application Software–0.63%

Adobe, Inc.(b)	11,338	4,935,545

Automobile Manufacturers–0.48%

General Motors Co.	148,604	3,759,681

Automotive Retail–0.67%

O’Reilly Automotive, Inc.(b)	12,310	5,190,758

Biotechnology–1.76%

Amgen, Inc.	21,781	5,137,267
Gilead Sciences, Inc.	63,916	4,917,697
Neurocrine Biosciences, Inc.(b)	30,515	3,722,830
		13,777,794

Commodity Chemicals–0.52%

Valvoline, Inc.	207,968	4,020,021

Communications Equipment–1.23%

Motorola Solutions, Inc.	68,505	9,599,606

Construction Materials–0.19%

Vulcan Materials Co.	12,759	1,478,130

Consumer Finance–1.60%

Capital One Financial Corp.	199,151	12,464,861

Data Processing & Outsourced Services–2.07%

Mastercard, Inc., Class A	54,714	16,178,930

Distillers & Vintners–1.02%

Constellation Brands, Inc., Class A	45,307	7,926,460

Diversified Banks–2.42%

JPMorgan Chase & Co.	201,273	18,931,738

Electric Utilities–1.27%

Duke Energy Corp.	124,148	9,918,184

Environmental & Facilities Services–1.28%

Waste Connections, Inc.	106,411	9,980,288

Financial Exchanges & Data–2.63%

Intercontinental Exchange, Inc.	175,606	16,085,510
Moody’s Corp.	16,218	4,455,571
		20,541,081

Gas Utilities–0.09%

UGI Corp.	22,948	729,746

General Merchandise Stores–0.95%

Target Corp.	61,983	7,433,621

	Shares	Value

Health Care Equipment–1.17%
Zimmer Biomet Holdings, Inc.	76,804	$9,167,325

Health Care Facilities–1.29%
HCA Healthcare, Inc.(b)	104,015	10,095,696

Health Care Services–0.37%
Laboratory Corp. of America Holdings(b)	17,227	2,861,577

Health Care Supplies–0.53%
Alcon, Inc. (Switzerland)(b)	72,676	4,165,788

Home Improvement Retail–2.41%
Home Depot, Inc. (The)	75,202	18,838,853

Homebuilding–0.61%
D.R. Horton, Inc.	85,918	4,764,153

Household Products–5.16%
Church & Dwight Co., Inc.	105,322	8,141,391
Procter & Gamble Co. (The)	241,602	28,888,351
Reckitt Benckiser Group PLC (United Kingdom)	36,187	3,330,236
		40,359,978

Industrial Conglomerates–1.02%
Honeywell International, Inc.	55,358	8,004,213

Industrial REITs–3.06%
Prologis, Inc.	256,061	23,898,173

Integrated Oil & Gas–1.01%
Suncor Energy, Inc. (Canada)	469,567	7,916,900

Integrated Telecommunication Services–2.39%
Verizon Communications, Inc.	339,119	18,695,630

Interactive Media & Services–6.35%
Alphabet, Inc., Class A(b)	10,746	15,238,365
Facebook, Inc., Class A(b)	113,993	25,884,391
Tencent Holdings Ltd., ADR (China)	133,470	8,542,080
		49,664,836

Internet & Direct Marketing Retail–8.65%
Amazon.com, Inc.(b)	19,980	55,121,224
Booking Holdings, Inc.(b)	7,862	12,518,977
		67,640,201

IT Consulting & Other Services–2.30%
Accenture PLC, Class A	55,635	11,945,947
Amdocs Ltd.	99,571	6,061,883
		18,007,830

Life Sciences Tools & Services–2.15%
Avantor, Inc.(b)	142,088	2,415,496
Thermo Fisher Scientific, Inc.	39,682	14,378,376
		16,793,872

Managed Health Care–4.66%
UnitedHealth Group, Inc.	123,475	36,418,951

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

	Shares	Value
Movies & Entertainment–0.53%
Live Nation Entertainment, Inc.(b)	31,534	$1,397,902

Warner Music Group Corp., Class A(b)	93,481	2,757,690
		4,155,592

Multi-Sector Holdings–2.48%
Berkshire Hathaway, Inc., Class B(b)	108,586	19,383,687

Oil & Gas Refining & Marketing–0.37%
Valero Energy Corp.	49,141	2,890,474

Oil & Gas Storage & Transportation–1.25%
Magellan Midstream Partners L.P.	225,579	9,738,245

Other Diversified Financial Services–1.67%
Equitable Holdings, Inc.	677,586	13,070,634

Packaged Foods & Meats–0.79%
a2 Milk Co. Ltd. (New Zealand)(b)	127,516	1,645,434
Mondelez International, Inc., Class A	88,047	4,501,843
		6,147,277

Pharmaceuticals–5.33%
AstraZeneca PLC, ADR (United Kingdom)	390,183	20,636,779
Merck & Co., Inc.	272,099	21,041,415
		41,678,194

Property & Casualty Insurance–1.80%
Progressive Corp. (The)	175,301	14,043,363

Railroads–1.29%
Union Pacific Corp.	59,781	10,107,174

	Shares	Value

Semiconductor Equipment–2.37%
Applied Materials, Inc.	305,753	$18,482,769

Semiconductors–3.83%
QUALCOMM, Inc.	181,573	16,561,273
Texas Instruments, Inc.	105,539	13,400,287
		29,961,560

Soft Drinks–0.94%
PepsiCo, Inc.	55,368	7,322,972

Specialty Chemicals–0.63%
Ecolab, Inc.	24,908	4,955,447

Systems Software–9.91%
Microsoft Corp.	380,742	77,484,804
Total Common Stocks & Other Equity Interests (Cost $666,304,355)		780,547,994

Money Market Funds–0.33%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)(d)	1,001,516	1,001,516
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)(d)	476,967	477,301
Invesco Treasury Portfolio, Institutional Class, 0.08%(c)(d)	1,144,589	1,144,589
Total Money Market Funds (Cost $2,622,691)		2,623,406
TOTAL INVESTMENTS IN SECURITIES–100.19% (Cost $668,927,046)		783,171,400
OTHER ASSETS LESS LIABILITIES—(0.19)%		(1,501,731)
NET ASSETS–100.00%		$781,669,669

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,673,323	$27,937,611	$(34,609,418)	$-	$-	$1,001,516	$14,178
Invesco Liquid Assets Portfolio, Institutional Class	5,580,713	19,955,436	(25,062,472)	715	2,909	477,301	15,104
Invesco Treasury Portfolio, Institutional Class	8,769,511	31,928,698	(39,553,620)	-	-	1,144,589	14,965
Total	$22,023,547	$79,821,745	$(99,225,510)	$715	$2,909	$2,623,406	$44,247

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Information Technology	22.35%
Health Care	17.26
Consumer Discretionary	13.77
Financials	12.59
Communication Services	9.28
Industrials	8.32
Consumer Staples	7.90
Real Estate	3.06
Energy	2.63
Other Sectors, Each Less than 2% of Net Assets	2.70
Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $666,304,355)	$780,547,994
Investments in affiliated money market funds, at value (Cost $2,622,691)	2,623,406
Foreign currencies, at value (Cost $1,361)	1,435
Receivable for:
Investments sold	1,339,003
Fund shares sold	18,793
Dividends	469,215
Investment for trustee deferred compensation and retirement plans	401,571
Total assets	785,401,417

Liabilities:

Payable for:
Investments purchased	2,366,632
Fund shares reacquired	668,096
Accrued fees to affiliates	219,646
Accrued trustees’ and officers’ fees and benefits	3,137
Accrued other operating expenses	37,283
Trustee deferred compensation and retirement plans	436,954
Total liabilities	3,731,748
Net assets applicable to shares outstanding	$781,669,669

Net assets consist of:
Shares of beneficial interest	$502,441,757
Distributable earnings	279,227,912
$781,669,669

Net Assets:
Series I	$762,222,392
Series II	$19,447,277

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	23,122,952
Series II	593,143
Series I:
Net asset value per share	$32.96
Series II:
Net asset value per share	$32.79

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $48,630)	$7,382,966
Dividends from affiliated money market funds	44,247
Total investment income	7,427,213

Expenses:
Advisory fees	2,414,147
Administrative services fees	626,178
Custodian fees	2,593
Distribution fees - Series II	25,192
Transfer agent fees	28,392
Trustees’ and officers’ fees and benefits	10,941
Reports to shareholders	1,377
Professional services fees	13,552
Other	515
Total expenses	3,122,887
Less: Fees waived	(7,069)
Net expenses	3,115,818
Net investment income	4,311,395

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $2,716,347)	(5,984,272)
Foreign currencies	(29,802)
(6,014,074)
Change in net unrealized appreciation (depreciation) of: Investment securities	(47,032,411)
Foreign currencies	266
(47,032,145)
Net realized and unrealized gain (loss)	(53,046,219)
Net increase (decrease) in net assets resulting from operations	$(48,734,824)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income	$4,311,395	$9,700,451

Net realized gain (loss)	(6,014,074)	165,048,967

Change in net unrealized appreciation (depreciation)	(47,032,145)	53,502,474

Net increase (decrease) in net assets resulting from operations	(48,734,824)	228,251,892

Distributions to shareholders from distributable earnings:
Series I	-	(102,597,293)

Series II	-	(2,536,276)

Total distributions from distributable earnings	-	(105,133,569)

Share transactions–net:
Series I	(46,148,802)	(123,248,676)

Series II	(1,842,599)	(504,539)

Net increase (decrease) in net assets resulting from share transactions	(47,991,401)	(123,753,215)

Net increase (decrease) in net assets	(96,726,225)	(634,892)

Net assets:
Beginning of period	878,395,894	879,030,786

End of period	$781,669,669	$878,395,894

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/20	$34.95	$0.18	$(2.17)	$(1.99)	$ -	$ -	$ -	$32.96	(5.69)%	$ 762,222	0.79	%(d)	0.79	%(d)	1.10	%(d)	27%
Year ended 12/31/19	30.94	0.38	8.22	8.60	(0.35)	(4.24)	(4.59)	34.95	28.97	855,744	0.78		0.78		1.08		82
Year ended 12/31/18	36.72	0.25	(3.29)	(3.04)	(0.34)	(2.40)	(2.74)	30.94	(9.40)	858,828	0.79		0.80		0.70		46
Year ended 12/31/17	34.58	0.27	4.21	4.48	(0.39)	(1.95)	(2.34)	36.72	13.17	1,054,802	0.79		0.80		0.74		30
Year ended 12/31/16	33.84	0.39	3.07	3.46	(0.28)	(2.44)	(2.72)	34.58	10.26	1,033,700	0.84		0.85		1.11		38
Year ended 12/31/15	41.00	0.32	(2.79)	(2.47)	(0.46)	(4.23)	(4.69)	33.84	(5.75)	921,516	0.89		0.90		0.81		45

Series II
Six months ended 06/30/20	34.81	0.14	(2.16)	(2.02)	-	-	-	32.79	(5.80)	19,447	1.04	(d)	1.04	(d)	0.85	(d)	27
Year ended 12/31/19	30.66	0.29	8.16	8.45	(0.06)	(4.24)	(4.30)	34.81	28.66	22,652	1.03		1.03		0.83		82
Year ended 12/31/18	36.18	0.16	(3.28)	(3.12)	-	(2.40)	(2.40)	30.66	(9.61)	20,203	1.04		1.05		0.45		46
Year ended 12/31/17	34.11	0.18	4.14	4.32	(0.30)	(1.95)	(2.25)	36.18	12.87	189,982	1.04		1.05		0.49		30
Year ended 12/31/16	33.40	0.30	3.03	3.33	(0.18)	(2.44)	(2.62)	34.11	10.02	179,596	1.09		1.10		0.86		38
Year ended 12/31/15	40.53	0.22	(2.75)	(2.53)	(0.37)	(4.23)	(4.60)	33.40	(5.98)	178,126	1.14		1.15		0.56		45

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $768,044 and $20,260 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total

Invesco V.I. Core Equity Fund

returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.650%
Over $250 million	0.600%

Invesco V.I. Core Equity Fund

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.62%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $7,069.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $63,816 for accounting and fund administrative services and was reimbursed $562,362 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as

Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$775,572,324	$4,975,670	$-	$780,547,994
Money Market Funds	2,623,406	-	-	2,623,406
Total Investments	$778,195,730	$4,975,670	$-	$783,171,400

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2020, the Fund engaged in securities sales of $10,129,752, which resulted in net realized gains of $2,716,347.

Invesco V.I. Core Equity Fund

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $207,842,196 and $238,865,752, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$148,392,869

Aggregate unrealized (depreciation) of investments	(37,444,985)

Net unrealized appreciation of investments	$110,947,884

Cost of investments for tax purposes is $672,223,516.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019

	Shares	Amount	Shares	Amount

Sold:
Series I	540,443	$15,537,570	435,385	$14,832,571

Series II	27,794	852,447	38,664	1,330,035

Issued as reinvestment of dividends:
Series I	-	-	3,165,606	102,597,293

Series II	-	-	78,522	2,536,276

Reacquired:
Series I	(1,901,217)	(61,686,372)	(6,876,372)	(240,678,540)

Series II	(85,416)	(2,695,046)	(125,341)	(4,370,850)

Net increase (decrease) in share activity	(1,418,396)	$(47,991,401)	(3,283,536)	$(123,753,215)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

Invesco V.I. Core Equity Fund

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Series I	$1,000.00	$943.10	$3.82	$1,020.93	$3.97	0.79%
Series II	1,000.00	942.00	5.02	1,019.69	5.22	1.04

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s underweight exposure to and stock selection in certain sectors, as well as a small allocation to cash in a rising market, detracted from Fund performance. The Board further noted that the Fund underwent a portfolio management team change in June 2019, and that performance results prior to such date were those of the prior portfolio management team. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most

Invesco V.I. Core Equity Fund

recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2019.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated

Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Core Equity Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. Core Plus Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VICPB-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	5.72%
Series II Shares	5.43
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market/Style- Specific Index)	6.14
Lipper VUF Core Plus Bond Funds Index∎ (Peer Group Index)	5.12
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

  The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index   considered representative of the US investment grade, fixed-rate bond market.

The Lipper VUF Core Plus Bond Funds Index is an unmanaged index considered representative of core plus bond variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Invesco V.I. Core Plus Bond Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (5/5/93)	4.56%
10 Years	5.64
5 Years	5.21
1 Year	8.89

Series II Shares
Inception (3/14/02)	4.22%
10 Years	5.36
5 Years	4.94
1 Year	8.65

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Core Plus Bond Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Core Plus Bond Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–49.61%
Advertising–0.46%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$65,000	$ 76,775
Lamar Media Corp., 3.75%, 02/15/2028(b)	51,000	48,242
4.00%, 02/15/2030(b)	17,000	16,315
		141,332

Airlines–1.15%
American Airlines Pass Through Trust, Series 2017-1, Class B, 4.95%, 02/15/2025	26,703	20,238
Series 2017-2, Class B, 3.70%, 10/15/2025	28,720	19,985
Series 2016-1, Class AA, 3.58%, 01/15/2028	26,660	25,872
British Airways Pass Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	25,892	21,460
Delta Air Lines Pass Through Trust, Series 2019-1, Class A, 3.40%, 04/25/2024	10,000	8,864
Series 2020-1, Class AA, 2.00%, 06/10/2028	65,000	62,217
Delta Air Lines, Inc., 3.80%, 04/19/2023	24,000	21,377
7.38%, 01/15/2026	37,000	35,834
Southwest Airlines Co., 2.63%, 02/10/2030	38,000	34,180
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 09/03/2022	29,044	25,636
Series 2019-2, Class B, 3.50%, 05/01/2028	36,000	27,609
Series 2018-1, Class AA, 3.50%, 03/01/2030	54,116	50,867
		354,139

Apparel Retail–0.58%
Ross Stores, Inc., 4.60%, 04/15/2025	63,000	72,435
4.70%, 04/15/2027	49,000	56,947
5.45%, 04/15/2050	37,000	48,329
		177,711

Asset Management & Custody Banks–1.12%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	50,000	54,365
Apollo Management Holdings L.P., 2.65%, 06/05/2030(b)	71,000	70,696
4.95%, 01/14/2050(b)	90,000	80,986
Bank of New York Mellon Corp. (The), Series G, 4.70%(c)	58,000	60,465
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	64,000	76,830
		343,342

	Principal Amount	Value
Auto Parts & Equipment–0.12%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	$ 36,000	$ 36,892

Automobile Manufacturers–1.23%
Ford Motor Co., 8.50%, 04/21/2023	24,000	25,425
Ford Motor Credit Co. LLC, 3.09%, 01/09/2023	200,000	190,562
Hyundai Capital America, 5.75%, 04/06/2023(b)	63,000	68,836
4.30%, 02/01/2024(b)	22,000	23,512
5.88%, 04/07/2025(b)	34,000	38,215
Toyota Motor Credit Corp., 2.15%, 02/13/2030	31,000	32,640
		379,190

Automotive Retail–0.20%
Advance Auto Parts, Inc., 3.90%, 04/15/2030(b)	58,000	62,159

Biotechnology–0.98%
AbbVie, Inc., 2.30%, 11/21/2022(b)	123,000	127,203
2.60%, 11/21/2024(b)	119,000	126,798
Amgen, Inc., 3.15%, 02/21/2040	45,000	48,007
		302,008

Brewers–0.43%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	45,000	54,400
4.35%, 06/01/2040	31,000	35,422
4.50%, 06/01/2050	35,000	41,916
		131,738

Broadcasting–0.11%
Discovery Communications LLC, 5.20%, 09/20/2047	15,000	17,471
Fox Corp., 3.50%, 04/08/2030	15,000	16,781
		34,252

Building Products–0.73%
Carrier Global Corp., 2.24%, 02/15/2025(b)	100,000	102,638
2.49%, 02/15/2027(b)	40,000	40,802
2.72%, 02/15/2030(b)	82,000	82,361
		225,801

Cable & Satellite–0.77%
Comcast Corp., 3.95%, 10/15/2025	20,000	22,935
4.60%, 10/15/2038	30,000	38,254
3.25%, 11/01/2039	15,000	16,665
3.45%, 02/01/2050	55,000	62,458
2.80%, 01/15/2051	50,000	51,362
4.95%, 10/15/2058	31,000	44,203
		235,877

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Construction Machinery & Heavy Trucks–0.04%
Wabtec Corp., 3.20%, 06/15/2025	$ 12,000	$ 12,264

Consumer Finance–0.13%
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	18,000	17,427
6.63%, 03/15/2026	23,000	23,194
		40,621

Copper–0.46%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	57,000	57,326
4.13%, 03/01/2028	36,000	35,004
4.25%, 03/01/2030	28,000	27,186
Southern Copper Corp. (Peru), 5.88%, 04/23/2045	18,000	23,312
		142,828

Data Processing & Outsourced Services–0.25%
PayPal Holdings, Inc., 2.65%, 10/01/2026	42,000	45,682
2.85%, 10/01/2029	29,000	31,797
		77,479

Distillers & Vintners–0.22%
Constellation Brands, Inc., 1.09%, (3 mo. USD LIBOR + 0.70%), 11/15/2021(d)	22,000	22,004
3.75%, 05/01/2050	41,000	44,775
		66,779

Diversified Banks–5.31%
Bank of America Corp., 2.59%, 04/29/2031	47,000	49,823
2.68%, 06/19/2041(d)	84,000	86,593
Series Z, 6.50%(c)	85,000	91,516
BBVA Bancomer S.A. (Mexico), 6.75%, 09/30/2022(b)	150,000	160,097
Citigroup, Inc., 2.88%, (3 mo. USD LIBOR + 0.95%), 07/24/2023(d)	20,000	20,823
3.11%, 04/08/2026	54,000	58,000
4.41%, 03/31/2031	43,000	50,917
2.57%, 06/03/2031	89,000	92,100
Series Q, 5.95%(c)	25,000	23,654
Series T, 6.25%(c)	30,000	31,851
Series U, 5.00%(c)	95,000	89,595
Corp. Andina de Fomento (Supranational), 4.38%, 06/15/2022	50,000	53,075
HSBC Holdings PLC (United Kingdom), 4.00%, 03/30/2022	45,000	47,579
6.00%(c)	200,000	198,917

	Principal Amount	Value
Diversified Banks–(continued)
JPMorgan Chase & Co., 2.30%, 08/15/2021	$ 65,000	$ 65,139
1.93%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(d)	65,000	65,135
2.08%, 04/22/2026	69,000	71,672
3.63%, 12/01/2027	35,000	38,702
2.52%, 04/22/2031	59,000	62,446
2.96%, 05/13/2031	48,000	51,152
3.11%, 04/22/2041	45,000	48,623
Series W, 1.39% (3 mo. USD LIBOR + 1.00%), 05/15/2047(d)	65,000	45,789
Series I, 4.23% (3 mo. USD LIBOR + 3.47%)(c)(d)	34,000	31,016
Series V, 3.62% (3 mo. USD LIBOR + 3.32%)(c)(d)	40,000	35,376
Wells Fargo & Co., 2.19%, 04/30/2026	25,000	25,879
3.07%, 04/30/2041	34,000	35,510
		1,630,979

Diversified Capital Markets–0.93%
Credit Suisse Group AG (Switzerland), 4.19%, 04/01/2031(b)	250,000	285,876

Diversified Chemicals–0.01%
Chemours Co. (The), 6.63%, 05/15/2023	2,000	1,925

Diversified Metals & Mining–0.89%
Anglo American Capital PLC (South Africa), 5.38%, 04/01/2025(b)	203,000	229,517
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035	38,000	43,061
		272,578

Diversified REITs–1.40%
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	18,000	18,423
Trust Fibra Uno (Mexico), 5.25%, 01/30/2026(b)	200,000	211,312
4.87%, 01/15/2030(b)	200,000	202,114
		431,849

Drug Retail–0.64%
CVS Pass Through Trust, 5.77%, 01/10/2033(b)	125,398	141,181
Walgreens Boots Alliance, Inc., 4.10%, 04/15/2050	55,000	55,775
		196,956

Education Services–0.13%
Northeastern University, 2.89%, 10/01/2050	20,000	20,320
Northwestern University, 2.64%, 12/01/2050	20,000	21,107
		41,427

Electric Utilities–0.25%
FirstEnergy Corp., Series A, 1.60%, 01/15/2026	8,000	8,081
Series B, 2.25%, 09/01/2030	22,000	22,093
NextEra Energy Capital Holdings, Inc., 2.75%, 05/01/2025	16,000	17,308

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Electric Utilities–(continued)
Southern Co. (The), Series B, 5.50%, 03/15/2057	$29,000	$29,415
		76,897

Electronic Components–1.14%
Corning, Inc., 5.45%, 11/15/2079	294,000	351,631

Financial Exchanges & Data–0.34%
Moody’s Corp., 5.25%, 07/15/2044	35,000	48,553
3.25%, 05/20/2050	17,000	18,312
MSCI, Inc., 3.88%, 02/15/2031(b)	36,000	36,787
		103,652

Food Retail–0.03%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	8,000	8,108

Forest Products–0.23%
Georgia-Pacific LLC, 1.75%, 09/30/2025(b)	32,000	33,037
2.10%, 04/30/2027(b)	35,000	36,374
		69,411

Gas Utilities–0.14%
East Ohio Gas Co. (The), 1.30%, 06/15/2025(b)	16,000	16,107
3.00%, 06/15/2050(b)	28,000	28,091
		44,198

Gold–0.09%
Newmont Corp., 2.25%, 10/01/2030	28,000	28,433

Health Care Equipment–0.29%
Becton, Dickinson and Co., 3.79%, 05/20/2050	29,000	32,365
Children’s Hospital Corp. (The), 2.59%, 02/01/2050	20,000	20,289
Zimmer Biomet Holdings, Inc., 1.07% (3 mo. USD LIBOR + 0.75%), 03/19/2021(d)	38,000	37,997
		90,651

Health Care REITs–0.40%
Diversified Healthcare Trust, 6.75%, 12/15/2021	40,000	40,460
Healthpeak Properties, Inc., 2.88%, 01/15/2031	29,000	29,838
Physicians Realty L.P., 4.30%, 03/15/2027	20,000	20,858
Welltower, Inc., 3.10%, 01/15/2030	31,000	32,199
		123,355

Health Care Services–0.49%
Cigna Corp., 3.40%, 09/17/2021	36,000	37,226
2.11%, (3 mo. USD LIBOR + 0.89%), 07/15/2023(d)	43,000	43,237
CVS Health Corp., 4.13%, 04/01/2040	44,000	52,074
4.25%, 04/01/2050	15,000	18,123
		150,660

	Principal Amount	Value
Home Improvement Retail–0.13%
Lowe’s Cos., Inc., 4.50%, 04/15/2030	$ 32,000	$ 39,327

Homebuilding–1.02%
M.D.C. Holdings, Inc., 3.85%, 01/15/2030	109,000	104,282
6.00%, 01/15/2043	174,000	183,521
NVR, Inc., 3.00%, 05/15/2030	24,000	25,110
		312,913

Industrial Conglomerates–0.47%
General Electric Co., 5.55%, 01/05/2026	115,000	133,688
Roper Technologies, Inc., 2.00%, 06/30/2030	10,000	10,018
		143,706

Industrial REITs–0.03%
Prologis L.P., 2.13%, 04/15/2027	8,000	8,421

Integrated Oil & Gas–1.30%
BP Capital Markets PLC (United Kingdom), 4.38% (5 yr. U.S. Treasury Yield Curve Rate + 4.04%)(c)(d)	15,000	15,262
Occidental Petroleum Corp., Series 1, 4.10%, 02/01/2021	114,000	115,026
2.60%, 08/13/2021	43,000	42,139
Petroleos Mexicanos (Mexico), 6.63%, 06/15/2035	23,000	18,781
Saudi Arabian Oil Co. (Saudi Arabia), 2.88%, 04/16/2024(b)	200,000	208,130
		399,338

Integrated Telecommunication Services–0.57%
AT&T, Inc., 5.15%, 11/15/2046	110,000	138,539
Verizon Communications, Inc., 4.81%, 03/15/2039	27,000	35,318
		173,857

Interactive Media & Services–0.98%
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/2026(b)	46,000	33,576
Match Group, Inc., 5.63%, 02/15/2029(b)	33,000	34,904
Tencent Holdings Ltd. (China), 2.39%, 06/03/2030(b)	200,000	200,464
Twitter, Inc., 3.88%, 12/15/2027(b)	31,000	31,081
		300,025

Internet & Direct Marketing Retail–0.05%
Amazon.com, Inc., 2.70%, 06/03/2060	14,000	14,297

Investment Banking & Brokerage–1.92%
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(b)	34,000	36,086
Charles Schwab Corp. (The), Series G, 5.38%(c)	93,000	99,586
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	44,000	48,299
3.27%, (3 mo. USD LIBOR + 1.20%), 09/29/2025(d)	50,000	53,935
Series P, 5.00%(c)	40,000	37,420
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	49,000	53,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Morgan Stanley, 2.19%, 04/28/2026	$ 42,000	$ 43,731
2.70%, 01/22/2031	135,000	143,570
3.62%, 04/01/2031	43,000	49,214
Raymond James Financial, Inc., 4.65%, 04/01/2030	22,000	26,353
		591,434

Life & Health Insurance–1.69%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	40,000	43,484
Athene Global Funding, 2.50%, 01/14/2025(b)	45,000	44,969
Athene Holding Ltd., 4.13%, 01/12/2028	77,000	79,481
6.15%, 04/03/2030	50,000	57,688
Brighthouse Financial, Inc., 4.70%, 06/22/2047	29,000	26,574
MetLife, Inc., Series C, 3.89%(c)	65,000	58,784
Nationwide Financial Services, Inc., 5.38%, 03/25/2021(b)	165,000	169,707
3.90%, 11/30/2049(b)	38,000	38,079
		518,766

Managed Health Care–0.13%
UnitedHealth Group, Inc., 3.75%, 07/15/2025	35,000	39,925

Movies & Entertainment–0.08%
Netflix, Inc., 5.38%, 11/15/2029(b)	21,000	23,094

Multi-line Insurance–1.41%
AIG Global Funding, 2.70%, 12/15/2021(b)	42,000	43,273
American Financial Group, Inc., 3.50%, 08/15/2026	20,000	21,345
American International Group, Inc., 3.40%, 06/30/2030	70,000	75,984
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	35,000	37,531
4.63%, 04/29/2030(b)	105,000	113,344
Massachusetts Mutual Life Insurance Co., 3.38%, 04/15/2050(b)	24,000	24,760
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	100,000	115,740
		431,977

Multi-Utilities–0.50%
CenterPoint Energy, Inc., Series A, 6.13%(c)	40,000	38,787
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	38,000	42,123
Sempra Energy, 4.88% (5 yr. U.S. Treasury Yield Curve Rate + 4.55%)(c)(d)	73,000	73,182
		154,092

Office REITs–0.35%
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2027	40,000	44,902
3.38%, 08/15/2031	25,000	27,905

	Principal Amount	Value
Office REITs–(continued)
Boston Properties L.P., 3.25%, 01/30/2031	$ 33,000	$ 35,576
		108,383

Oil & Gas Exploration & Production–0.48%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	102,000	102,323
2.95%, 07/15/2030	47,000	46,735
		149,058

Oil & Gas Storage & Transportation–1.78%
Enterprise Products Operating LLC, 2.80%, 01/31/2030	22,000	23,115
3.70%, 01/31/2051	47,000	49,088
Series D, 4.88%, 08/16/2077	28,000	24,402
MPLX L.P., 1.21%, (3 mo. USD LIBOR + 0.90%), 09/09/2021(d)	67,000	66,484
1.41%, (3 mo. USD LIBOR + 1.10%), 09/09/2022(d)	48,000	47,223
ONEOK, Inc., 5.85%, 01/15/2026	21,000	24,008
6.35%, 01/15/2031	82,000	96,154
Plains All American Pipeline L.P., Series B, 6.13%(c)	52,000	37,169
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	26,000	25,657
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.25%, 05/01/2023	55,000	54,307
Western Midstream Operating L.P., 2.16% (3 mo. USD LIBOR + 0.85%), 01/13/2023(d)	9,000	8,263
Williams Cos., Inc. (The), 4.13%, 11/15/2020	83,000	83,137
3.50%, 11/15/2030	7,000	7,379
		546,386

Other Diversified Financial Services–0.31%
Carlyle Finance LLC, 5.65%, 09/15/2048(b)	52,000	63,089
Football Trust V, 5.35%, 10/05/2020(b)	33,353	33,626
		96,715

Packaged Foods & Meats–0.08%
Hershey Co. (The), 3.13%, 11/15/2049	22,000	24,216

Paper Packaging–0.11%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	33,000	33,598

Pharmaceuticals–0.73%
Merck & Co., Inc., 0.75%, 02/24/2026	39,000	39,000
1.45%, 06/24/2030	21,000	21,071
2.35%, 06/24/2040	38,000	38,753
2.45%, 06/24/2050	4,000	4,027
Upjohn, Inc., 2.70%, 06/22/2030(b)	58,000	59,717
4.00%, 06/22/2050(b)	58,000	62,354
		224,922

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Property & Casualty Insurance–0.54%
Allstate Corp. (The), 4.20%, 12/15/2046	$ 20,000	$ 24,796
Arch Capital Group Ltd., 3.64%, 06/30/2050	57,000	59,919
Fidelity National Financial, Inc., 3.40%, 06/15/2030	40,000	41,718
W.R. Berkley Corp., 4.00%, 05/12/2050	35,000	39,085
		165,518

Regional Banks–1.97%
Citizens Financial Group, Inc., 3.25%, 04/30/2030	28,000	30,316
Fifth Third Bancorp, 4.30%, 01/16/2024	55,000	60,679
2.55%, 05/05/2027	35,000	37,475
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	35,000	38,077
KeyCorp, 2.25%, 04/06/2027	70,000	73,278
Synovus Financial Corp., 3.13%, 11/01/2022	33,000	33,486
Truist Financial Corp., Series Q, 5.10% (10 yr. U.S. Treasury Yield Curve Rate + 4.35%)(c)(d)	84,000	86,948
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	246,806
		607,065

Reinsurance–0.50%
Global Atlantic Fin Co., 4.40%, 10/15/2029(b)	130,000	119,838
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	30,000	32,834
		152,672

Renewable Electricity–0.14%
Northern States Power Co., 2.60%, 06/01/2051	44,000	44,496

Residential REITs–0.41%
Camden Property Trust, 2.80%, 05/15/2030	22,000	23,817
Spirit Realty L.P., 4.00%, 07/15/2029	25,000	24,651
3.40%, 01/15/2030	70,000	66,277
VEREIT Operating Partnership L.P., 3.40%, 01/15/2028	11,000	11,084
		125,829

Retail REITs–0.17%
Realty Income Corp., 3.25%, 01/15/2031	23,000	24,933
Regency Centers L.P., 4.13%, 03/15/2028	25,000	27,307
		52,240

Semiconductor Equipment–0.09%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 3.40%, 05/01/2030(b)	27,000	29,113

Semiconductors–1.29%
Analog Devices, Inc., 2.95%, 04/01/2025	20,000	21,694

	Principal Amount	Value
Semiconductors–(continued)
Broadcom, Inc., 4.70%, 04/15/2025(b)	$ 105,000	$ 118,343
5.00%, 04/15/2030(b)	60,000	69,080
4.30%, 11/15/2032(b)	64,000	70,820
Micron Technology, Inc., 4.98%, 02/06/2026	25,000	28,711
4.19%, 02/15/2027	80,000	88,705
		397,353

Soft Drinks–1.45%
Coca-Cola Co. (The), 2.50%, 06/01/2040	159,000	164,915
2.60%, 06/01/2050	69,000	69,931
2.75%, 06/01/2060	45,000	45,617
Fomento Economico Mexicano, S.A.B. de C.V. (Mexico), 3.50%, 01/16/2050	150,000	155,230
Keurig Dr Pepper, Inc., 3.20%, 05/01/2030	10,000	11,086
		446,779

Sovereign Debt–0.90%
Argentine Republic Government International Bond (Argentina), 7.13%, 06/28/2117(e)	1,000	393
Hungary Government International Bond (Hungary), 5.38%, 03/25/2024	28,000	31,854
Mexico Government International Bond (Mexico), 4.00%, 10/02/2023	14,000	14,951
Qatar Government International Bond (Qatar), 3.75%, 04/16/2030(b)	200,000	228,235
		275,433

Specialized Finance–0.95%
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan), 3.64%, 04/13/2025(b)	256,000	280,904
Park Aerospace Holdings Ltd. (Ireland), 5.25%, 08/15/2022(b)	13,000	12,209
		293,113

Specialized REITs–0.77%
American Tower Corp., 3.10%, 06/15/2050	73,000	72,074
Crown Castle International Corp., 4.15%, 07/01/2050	20,000	23,091
3.25%, 01/15/2051	81,000	81,226
Iron Mountain, Inc., 5.00%, 07/15/2028(b)	11,000	10,773
4.88%, 09/15/2029(b)	12,000	11,682
5.25%, 07/15/2030(b)	37,000	36,346
		235,192

Systems Software–0.39%
Microsoft Corp., 2.53%, 06/01/2050	24,000	24,963
Oracle Corp., 3.60%, 04/01/2050	85,000	96,246
		121,209

Technology Hardware, Storage & Peripherals–0.89%
Apple, Inc., 4.25%, 02/09/2047	20,000	26,379
2.65%, 05/11/2050	72,000	74,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Technology Hardware, Storage & Peripherals–(continued)
Dell International LLC/EMC Corp., 5.85%, 07/15/2025(b)	$ 15,000	$ 17,255
6.02%, 06/15/2026(b)	62,000	71,134
4.90%, 10/01/2026(b)	20,000	22,038
8.35%, 07/15/2046(b)	49,000	63,721
		275,135

Tobacco–0.17%
Altria Group, Inc., 4.40%, 02/14/2026	18,000	20,718
Philip Morris International, Inc., 1.50%, 05/01/2025	30,000	30,776
		51,494

Trading Companies & Distributors–1.17%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.50%, 09/15/2023	150,000	150,128
Air Lease Corp., 3.88%, 04/01/2021	85,000	85,500
3.38%, 06/01/2021	60,000	60,250
3.00%, 09/15/2023	64,000	63,157
		359,035

Trucking–0.44%
Aviation Capital Group LLC, 1.43%, (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(d)	22,000	20,748
4.13%, 08/01/2025(b)	31,000	27,940
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.00%, 07/15/2025(b)	25,000	27,363
Ryder System, Inc., 4.63%, 06/01/2025	36,000	40,183
3.35%, 09/01/2025	18,000	19,192
		135,426

Wireless Telecommunication Services–1.56%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(b)	200,000	217,229
5.15%, 03/20/2028(b)	209,000	241,094
T-Mobile USA, Inc., 2.55%, 02/15/2031(b)	20,000	20,120
		478,443
Total U.S. Dollar Denominated Bonds & Notes (Cost $14,507,084)		15,252,993

Asset-Backed Securities–16.93%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 3.88%, 02/25/2035(f)	8,371	8,270
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(f)	47,466	47,873
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(f)	118,000	117,999
Angel Oak Mortgage Trust I LLC, Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(f)	25,952	26,549
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(f)	70,348	72,386
Angel Oak Mortgage Trust LLC, Series 2017-3, Class A1, 2.71%, 11/25/2047(b)(f)	7,612	7,626

	Principal Amount	Value
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(f)	$ 70,000	$ 75,025
Benchmark Mortgage Trust, Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	100,592
Series 2019-B14, Class C, 3.90%, 12/15/2062	83,700	78,757
Series 2019-B15, Class B, 3.56%, 12/15/2072	70,000	71,356
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 0.97% (1 mo. USD LIBOR + 0.79%), 07/15/2032(b)(d)	91,354	90,789
Series 2017-BIOC, Class C, 1.23% (1 mo. USD LIBOR + 1.05%), 07/15/2032(b)(d)	91,354	89,745
Series 2017-BIOC, Class D, 1.78% (1 mo. USD LIBOR + 1.60%), 07/15/2032(b)(d)	91,354	90,227
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(f)	102,298	104,901
Chase Mortgage Finance Corp., Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(f)	47,048	46,848
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(f)	52,859	52,623
Citigroup Mortgage Loan Trust, Inc., Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(f)	70,634	71,767
COLT Mortgage Loan Trust, Series 2020-1, Class A1, 2.49%, 02/25/2050(b)	89,299	90,499
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(f)	98,878	99,226
Commercial Mortgage Trust, Series 2015-CR25, Class B, 4.69%, 08/10/2048(f)	72,000	75,893
Series 2016-GCT, Class B, 3.09%, 08/10/2029(b)	100,000	100,402
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	139,000	148,302
CSFB Mortgage-Backed Pass Through Ctfs., Series 2004-AR5, Class 3A1, 3.84%, 06/25/2034(f)	14,506	14,411
CSWF, Series 2018-TOP, Class B, 1.48% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(d)	80,000	76,261
DB Master Finance LLC, Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	49,625	53,919
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	49,625	52,500
Deephaven Residential Mortgage Trust, Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(f)	78,971	80,006
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	108,455	113,752
DT Auto Owner Trust, Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	40,000	40,482
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	56,000	56,313

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(f)	$ 85,827	$ 86,354
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, 2.66%, 10/25/2059(b)(f)	71,823	73,679
GCAT Trust, Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(g)	83,846	85,513
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(f)	87,160	88,695
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.74%, 04/19/2036(f)	49,699	42,288
Golub Capital Partners CLO 41B Ltd., Series 2019-41A, Class A, 2.51% (3 mo. USD LIBOR + 1.37%), 04/20/2029(b)(d)	146,000	144,858
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	55,073
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	55,000	58,353
Hertz Vehicle Financing II L.P., Series 2019-2A, Class A, 3.42%, 05/25/2025(b)	80,606	79,846
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/2031(b)	100,000	96,371
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, 3.45%, 01/25/2059(b)(f)	59,997	61,236
Invitation Homes Trust, Series 2017- SFR2, Class C, 1.64% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(d)	100,000	99,450
JOL Air Ltd., Series 2019-1, Class A, 3.97%, 04/15/2044(b)	225,614	197,226
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 4.01% (1 mo. USD LIBOR + 0.25%), 11/25/2035(d)	11,969	11,532
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 0.88% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(d)	99,000	98,482
Series 2017-CLS, Class B, 1.03% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(d)	49,000	48,215
Series 2017-CLS, Class C, 1.18% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(d)	33,000	32,175
Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	94,475
Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	63,641
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	85,123	85,275
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	79,399	80,933
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(f)	85,493	86,298
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(b)(f)	94,156	96,066
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	114,000	121,395

	Principal Amount	Value
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	$ 100,000	$ 101,035
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	49,833	52,526
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(f)	90,034	90,902
Starwood Waypoint Homes Trust, Series 2017-1, Class D, 2.13% (1 mo. USD LIBOR + 1.95%), 01/17/2035(b)(d)	100,000	99,708
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 3.71%, 09/25/2034(f)	9,584	9,583
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 3.67%, 11/25/2033(f)	57,982	56,207
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 3.65%, 04/25/2045(f)	34,721	33,070
TICP CLO XV Ltd., Series 2020-15A, Class A, 2.92% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(d)	250,000	244,297
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(f)	44,996	45,845
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	90,242
Verus Securitization Trust, Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(f)	93,204	94,608
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	58,500	61,858
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.70%, 04/15/2045	80,000	82,011
Total Asset-Backed Securities (Cost $ 5,170,787)		5,204,620

U.S. Treasury Securities–11.18%
U.S. Treasury Bills–0.35%
0.01% - 0.12%, 09/03/2020(h)(i)	108,000	107,975
U.S. Treasury Bonds–1.12%
1.13%, 05/15/2040	3,400	3,369
2.00%, 02/15/2050	297,100	340,168
		343,537

U.S. Treasury Notes–9.71%
0.25%, 06/15/2023	323,200	323,907
0.25%, 06/30/2025	1,663,300	1,660,214
0.50%, 06/30/2027	552,200	552,610
0.63%, 05/15/2030	451,000	449,696
		2,986,427
Total U.S. Treasury Securities (Cost $3,429,428)		3,437,939

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–11.17%

Collateralized Mortgage Obligations–0.81%

Freddie Mac Multifamily Structured Pass Through Ctfs., Series K062, Class A1, 3.03%, 09/25/2026	$ 24,420	$ 26,356

Series K083, Class AM, 4.03%, 10/25/2028(f)	23,000	27,963

Series K085, Class AM, 4.06%, 10/25/2028(f)	23,000	27,938

Series K089, Class AM, 3.63%, 01/25/2029(f)	39,000	46,437

Series K088, Class AM, 3.76%, 01/25/2029(f)	92,000	110,574

Freddie Mac Whole Loan Securities Trust, Series 2017-SC02, Class 2A1, 3.50%, 05/25/2047	8,459	8,540

		247,808

Federal Home Loan Mortgage Corp. (FHLMC)–1.12%

6.50%, 08/01/2032	602	689
4.00%, 11/01/2048 to 07/01/2049	323,337	344,024
		344,713

Federal National Mortgage Association (FNMA)–7.54%

7.50%, 04/01/2029	566	574

3.50%, 12/01/2030 to 05/01/2047	866,690	924,353

6.50%, 09/01/2031	621	715

7.00%, 09/01/2032	4,468	4,849

4.50%, 12/01/2048	36,010	38,686

TBA, 2.50%, 07/01/2035(j)	431,000	451,153
3.00%, 07/01/2035 to 07/01/2050(j)	854,000	898,409
		2,318,739

Government National Mortgage Association (GNMA)–1.70%

7.50%, 06/15/2023	550	558
8.50%, 11/15/2024	656	659

7.00%, 07/15/2031 to 08/15/2031	664	770
6.50%, 11/15/2031 to 03/15/2032	1,878	2,093
6.00%, 11/15/2032	985	1,135
4.00%, 07/20/2049	141,984	150,551
TBA, 3.00%, 07/01/2050(j)	345,000	365,444
		521,210
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,369,647)		3,432,470

Non-U.S. Dollar Denominated Bonds & Notes–0.73%(k)

Integrated Telecommunication Services–0.35%

AT&T, Inc., Series B, 2.88%(c)	EUR 100,000	106,921

Movies & Entertainment–0.38%

Netflix, Inc., 3.88%, 11/15/2029(b)	EUR 100,000	118,325

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $220,315)		225,246

	Shares	Value
Preferred Stocks–0.48%

Diversified Banks–0.05%

Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	11	$ 14,267

Investment Banking & Brokerage–0.43%

Morgan Stanley, 6.88%, Series F, Pfd.	5,000	132,900

Total Preferred Stocks (Cost $138,976)		147,167

	Principal Amount
Agency Credit Risk Transfer Notes–0.38%

Fannie Mae Connecticut Avenue Securities Series 2018-C05, Class 1M2, 2.52%, (1 mo. USD LIBOR + 2.35%), 01/25/2031(d)	$ 23,827	23,515

Series 2019-R03, Class 1M2, 2.33%, (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(d)	39,809	39,651

Series 2019-R06, Class 2M2, 2.27%, (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(d)	54,000	52,887

Total Agency Credit Risk Transfer Notes (Cost $118,054)		116,053

Municipal Obligations–0.37%

Grand Parkway Transportation Corp., Series 2020, Ref. RB, 3.24%, 10/01/2052	60,000	62,624

Massachusetts (Commonwealth of), Series 2020 C, Ref. GO Bonds, 2.51%, 07/01/2041	25,000	25,138

Texas (State of) Transportation Commission, Series 2020, Ref. GO Bonds, 2.56%, 04/01/2042	25,000	25,422

Total Municipal Obligations (Cost $110,000)		113,184

	Shares

Common Stocks & Other Equity Interests–0.00%

Diversified Support Services–0.00%

ACC Claims Holdings LLC(l)(m) (Cost $0)	73,980	0

Money Market Funds–14.35%

Invesco Government & Agency Portfolio, Institutional Class, 0.09%(n)(o)	1,501,980	1,501,980

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(n)(o)	1,192,527	1,193,362

Invesco Treasury Portfolio, Institutional Class, 0.08%(n)(o)	1,716,548	1,716,548

Total Money Market Funds (Cost $4,411,223)		4,411,890

TOTAL INVESTMENTS IN SECURITIES–105.20% (Cost $31,475,514)		32,341,562

OTHER ASSETS LESS LIABILITIES–(5.20)%		(1,597,341)

NET ASSETS–100.00%		$30,744,221

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Investment Abbreviations:

CLO	- Collateralized Loan Obligation
Conv.	- Convertible
Ctfs.	- Certificates
EUR	- Euro
GO	- General Obligation
LIBOR	- London Interbank Offered Rate
Pfd.	- Preferred
RB	- Revenue Bonds
Ref.	- Refunding
REIT	- Real Estate Investment Trust
TBA	- To Be Announced
USD	- U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2020 was $9,725,059, which represented 31.63% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2020.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at June 30, 2020 represented less than 1% of the Fund’s Net Assets.

(f)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2020.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1M.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Non-income producing security.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,129,193	$5,824,558	$(5,451,771)	$ -	$ -	$1,501,980	$5,326
Invesco Liquid Assets Portfolio, Institutional Class	817,642	4,268,806	(3,894,122)	595	441	1,193,362	5,461
Invesco Treasury Portfolio, Institutional Class	1,290,506	6,656,638	(6,230,596)	-	-	1,716,548	5,760
Total	$3,237,341	$16,750,002	$(15,576,489)	$595	$441	$4,411,890	$16,547

(o)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition

By security type, based on Net Assets

as of June 30, 2020

U.S. Dollar Denominated Bonds & Notes	49.61%
Asset-Backed Securities	16.93
U.S. Treasury Securities	11.18
U.S. Government Sponsored Agency Mortgage-Backed Securities	11.17
Security Types Each Less Than 1% of Portfolio	1.96
Money Market Funds Plus Other Assets Less Liabilities	9.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	32	September-2020	$7,066,500	$2,187	$ 2,187
U.S. Treasury Long Bonds	5	September-2020	892,813	6,239	6,239
U.S. Treasury Ultra Bonds	3	September-2020	654,469	1,751	1,751
Subtotal–Long Futures Contracts				10,177	10,177

Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	1	September-2020	(125,742)	(283)	(283)
U.S. Treasury 10 Year Notes	8	September-2020	(1,113,375)	(2,828)	(2,828)
U.S. Treasury 10 Year Ultra Bonds	16	September-2020	(2,519,750)	(9,409)	(9,409)
Subtotal–Short Futures Contracts				(12,520)	(12,520)
Total Futures Contracts				$(2,343)	$ (2,343)

Open Forward Foreign Currency Contracts
		Contract to		Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver	Receive
Currency Risk
08/28/2020	Citibank N.A.	EUR 295,145	USD 324,975	$(7,032)

Abbreviations:

EUR – Euro

USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:

Investments in securities, at value (Cost $27,064,291)	$27,929,672
Investments in affiliated money market funds, at value (Cost $4,411,223)	4,411,890

Other investments:
Variation margin receivable - futures contracts	721
Foreign currencies, at value (Cost $69,943)	70,940

Receivable for:
Investments sold	482,164
Fund shares sold	7,947
Dividends	2,714
Interest	153,914
Investment for trustee deferred compensation and retirement plans	56,568
Total assets	33,116,530

Liabilities:

Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	7,032

Payable for:
Investments purchased	2,221,017
Fund shares reacquired	7,405
Accrued fees to affiliates	18,639
Accrued trustees’ and officers’ fees and benefits	1,705
Accrued other operating expenses	57,827
Trustee deferred compensation and retirement plans	58,684
Total liabilities	2,372,309
Net assets applicable to shares outstanding	$30,744,221

Net assets consist of:

Shares of beneficial interest	$27,843,699
Distributable earnings	2,900,522
$30,744,221

Net Assets:

Series I	$30,368,851
Series II	$375,370

Shares outstanding, no par value, with an unlimited number of shares authorized:

Series I	4,441,380
Series II	55,211
Series I:
Net asset value per share	$6.84
Series II:
Net asset value per share	$6.80

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:

Interest	$381,622

Dividends from affiliated money market funds	16,547

Dividends	5,352

Total investment income	403,521

Expenses:

Advisory fees	63,590

Administrative services fees	20,940

Custodian fees	4,415

Distribution fees - Series II	453

Transfer agent fees	4,734

Trustees’ and officers’ fees and benefits	7,835

Reports to shareholders	5,324

Professional services fees	20,901

Other	(13,580)

Total expenses	114,612

Less: Fees waived	(30,302)

Net expenses	84,310

Net investment income	319,211

Realized and unrealized gain (loss) from:

Net realized gain from:
Investment securities	732,185

Foreign currencies	402

Forward foreign currency contracts	4,974

Futures contracts	216,338

953,899

Change in net unrealized appreciation (depreciation) of:
Investment securities	321,904

Foreign currencies	(2,178)

Forward foreign currency contracts	(2,404)

Futures contracts	17,522

334,844

Net realized and unrealized gain	1,288,743

Net increase in net assets resulting from operations	$1,607,954

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:

Net investment income	$319,211	$622,883

Net realized gain	953,899	608,096

Change in net unrealized appreciation	334,844	881,049

Net increase in net assets resulting from operations	1,607,954	2,112,028

Distributions to shareholders from distributable earnings:

Series I	-	(684,305)

Series II	-	(3,040)

Total distributions from distributable earnings	-	(687,345)

Share transactions–net:

Series I	4,011,935	6,335,765

Series II	(3,600)	231,286

Net increase in net assets resulting from share transactions	4,008,335	6,567,051

Net increase in net assets	5,616,289	7,991,734

Net assets:

Beginning of period	25,127,932	17,136,198

End of period	$30,744,221	$25,127,932

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
			Net gains						to average		to average net
			(losses)						net assets		assets without		Ratio of net
	Net asset		on securities		Dividends				with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/20	$6.47	$0.07	$ 0.30	$ 0.37	$ –	$6.84	5.72%	$30,369	0.59	%(d)	0.81	%(d)	2.27	%(d)	207%
Year ended 12/31/19	6.00	0.19	0.47	0.66	(0.19)	6.47	11.06	24,769	0.59		1.13		2.94		300
Year ended 12/31/18	6.38	0.22	(0.37)	(0.15)	(0.23)	6.00	(2.37)	17,019	0.59		1.78		3.57		339
Year ended 12/31/17	6.21	0.22	0.17	0.39	(0.22)	6.38	6.34	20,326	0.60		1.58		3.46		407
Year ended 12/31/16	6.07	0.23	0.18	0.41	(0.27)	6.21	6.66	15,485	0.55		1.68		3.71		474
Year ended 12/31/15	6.39	0.24	(0.26)	(0.02)	(0.30)	6.07	(0.37)	15,587	0.65		1.73		3.81		416
Series II
Six months ended 06/30/20	6.45	0.07	0.28	0.35	–	6.80	5.43	375	0.84	(d)	1.06	(d)	2.02	(d)	207
Year ended 12/31/19	5.97	0.17	0.49	0.66	(0.18)	6.45	11.00	359	0.84		1.38		2.69		300
Year ended 12/31/18	6.35	0.20	(0.37)	(0.17)	(0.21)	5.97	(2.64)	117	0.84		2.03		3.32		339
Year ended 12/31/17	6.19	0.20	0.16	0.36	(0.20)	6.35	5.89	123	0.85		1.83		3.21		407
Year ended 12/31/16	6.04	0.22	0.18	0.40	(0.25)	6.19	6.52	126	0.80		1.93		3.46		474
Year ended 12/31/15	6.36	0.22	(0.26)	(0.04)	(0.28)	6.04	(0.64)	156	0.90		1.98		3.56		416

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $28,053 and $364 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash

Invesco V.I. Core Plus Bond Fund

dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Lower-Rated Securities - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with

Invesco V.I. Core Plus Bond Fund

forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on senior securities and borrowings.

N.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
O.

Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

P.

Collateral - To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 500 million	0.450%

Next $500 million	0.425%

Next $1.5 billion	0.400%

Next $2.5 billion	0.375%

Over $5 billion	0.350%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.45%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.61% and Series II shares to 0.86% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $30,302.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $2,042 for accounting and fund administrative services and was reimbursed $18,898 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

Invesco V.I. Core Plus Bond Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$15,252,993	$–	$15,252,993

Asset-Backed Securities	–	5,204,620	–	5,204,620

U.S. Treasury Securities	–	3,437,939	–	3,437,939

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	3,432,470	–	3,432,470

Non-U.S. Dollar Denominated Bonds & Notes	–	225,246	–	225,246

Preferred Stocks	147,167	–	–	147,167

Agency Credit Risk Transfer Notes	–	116,053	–	116,053

Municipal Obligations	–	113,184	–	113,184

Common Stocks & Other Equity Interests	–	–	0	0

Money Market Funds	4,411,890	–	–	4,411,890

Total Investments in Securities	4,559,057	27,782,505	0	32,341,562

Other Investments–Assets*

Futures Contracts	10,177	–	–	10,177

Other Investments–Liabilities*

Futures Contracts	(12,520)	–	–	(12,520)

Forward Foreign Currency Contracts	–	(7,032)	–	(7,032)

	(12,520)	(7,032)	–	(19,552)

Total Other Investments	(2,343)	(7,032)	–	(9,375)

Total Investments	$4,556,714	$27,775,473	$0	$32,332,187

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco V.I. Core Plus Bond Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$-	$10,177	$10,177

Derivatives not subject to master netting agreements	-	(10,177)	(10,177)

Total Derivative Assets subject to master netting agreements	$-	$-	$-

	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$-	$(12,520)	$(12,520)

Unrealized depreciation on forward foreign currency contracts outstanding	(7,032)	-	(7,032)

Total Derivative Liabilities	(7,032)	(12,520)	(19,552)

Derivatives not subject to master netting agreements	-	12,520	12,520

Total Derivative Liabilities subject to master netting agreements	$(7,032)	$-	$(7,032)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2020.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount
Citibank N.A.	$-	$(7,032)	$(7,032)	$-	$-	$(7,032)

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total

Realized Gain:
Forward foreign currency contracts	$4,974	$-	$4,974

Futures contracts	-	216,338	216,338

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(2,404)	-	(2,404)

Futures contracts	-	17,522	17,522

Total	$2,570	$233,860	$236,430

The table below summarizes the average notional value of derivatives held during the period.

	Forward
	Foreign Currency	Futures
	Contracts	Contracts

Average notional value	$327,552	$8,767,945

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco V.I. Core Plus Bond Fund

NOTE 6–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $28,303,718 and $22,834,733, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $28,528,352 and $30,569,425, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,155,733

Aggregate unrealized (depreciation) of investments	(275,248)

Net unrealized appreciation of investments	$880,485

Cost of investments for tax purposes is $ 31,451,702.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019

	Shares	Amount	Shares	Amount

Sold:
Series I	2,239,001	$14,743,297	1,567,948	$10,023,351

Series II	7	48	38,201	244,863

Issued as reinvestment of dividends:

Series I	-	-	106,424	684,305

Series II	-	-	432	2,771

Reacquired:

Series I	(1,623,251)	(10,731,362)	(685,177)	(4,371,891)

Series II	(553)	(3,648)	(2,491)	(16,348)

Net increase in share activity	615,204	$4,008,335	1,025,337	$6,567,051

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. Core Plus Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,057.20	$3.02	$1,021.93	$2.97	0.59%
Series II	1,000.00	1,054.30	4.29	1,020.69	4.22	0.84

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Core Plus Bond Fund

Approval of Investment Advisory and Sub-Advisory Agreements

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Core Plus Bond Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barlcays U.S. Aggregate Bond Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the

Invesco V.I. Core Plus Bond Fund

Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The

Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

Invesco V.I. Core Plus Bond Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. Diversified Dividend Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

    If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

    You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIDDI-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-14.98%
Series II Shares	-15.13
S&P 500 Index▼ (Broad Market Index)	-3.08
Russell 1000 Value Index▼ (Style-Specific Index)	-16.26
Lipper VUF Large-Cap Value Funds Index∎ (Peer Group Index)	-15.82
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (3/1/90)	7.48%
10 Years	10.10
5 Years	4.14
1 Year	-7.71

Series II Shares
Inception (6/5/00)	4.87%
10 Years	9.81
5 Years	3.87
1 Year	-7.95

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley Variable Investment Dividend Growth Portfolio, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Dividend Growth Fund (renamed Invesco V.I. Diversified Dividend Fund on April 30, 2012). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class X shares and Class Y shares the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Diversified Dividend Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Diversified Dividend Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Diversified Dividend Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.24%

Aerospace & Defense–1.17%

General Dynamics Corp.	16,206	$ 2,422,149
Raytheon Technologies Corp.	37,787	2,328,435
		4,750,584

Agricultural & Farm Machinery–0.79%

Deere & Co.	20,404	3,206,489

Air Freight & Logistics–1.09%

United Parcel Service, Inc., Class B	39,935	4,439,973

Apparel Retail–1.26%

TJX Cos., Inc. (The)	101,546	5,134,166

Apparel, Accessories & Luxury Goods–0.48%

Columbia Sportswear Co.	24,086	1,940,850

Asset Management & Custody Banks–0.18%

Federated Hermes, Inc., Class B	31,073	736,430

Brewers–3.21%

Anheuser-Busch InBev S.A./N.V. (Belgium)	98,091	4,834,571
Heineken N.V. (Netherlands)	89,292	8,223,066
		13,057,637

Construction Machinery & Heavy Trucks–1.15%

Cummins, Inc.	26,905	4,661,560

Consumer Finance–1.04%

American Express Co.	44,388	4,225,738

Data Processing & Outsourced Services–1.32%

Automatic Data Processing, Inc.	35,925	5,348,873

Diversified Chemicals–0.77%

BASF SE (Germany)	56,264	3,144,029

Electric Utilities–11.31%

American Electric Power Co., Inc.	60,927	4,852,226
Duke Energy Corp.	63,258	5,053,682
Entergy Corp.	131,691	12,353,933
Exelon Corp.	210,335	7,633,057
PPL Corp.	370,060	9,562,351
SSE PLC (United Kingdom)	385,877	6,515,137
		45,970,386

Electrical Components & Equipment–2.42%

ABB Ltd. (Switzerland)	287,826	6,469,625
Emerson Electric Co.	54,454	3,377,782
		9,847,407

Fertilizers & Agricultural Chemicals–0.39%

Nutrien Ltd. (Canada)	49,173	1,579,940

Food Distributors–0.98%

Sysco Corp.	72,979	3,989,032

General Merchandise Stores–1.63%

Target Corp.	55,331	6,635,847

	Shares	Value
Household Products–5.91%

Kimberly-Clark Corp.	75,939	$ 10,733,978
Procter & Gamble Co. (The)	111,176	13,293,314
		24,027,292

Industrial Conglomerates–2.27%

3M Co.	33,193	5,177,776
Siemens AG (Germany)	34,457	4,047,585
		9,225,361

Industrial Machinery–2.90%

Flowserve Corp.	209,576	5,977,108

Pentair PLC	76,730	2,914,973
Stanley Black & Decker, Inc.	20,725	2,888,650
		11,780,731

Integrated Oil & Gas–2.54%

Suncor Energy, Inc. (Canada)	154,429	2,603,771
TOTAL S.A. (France)(b)	202,031	7,695,279
		10,299,050

Integrated Telecommunication Services–3.33%

AT&T, Inc.	279,903	8,461,468
Deutsche Telekom AG (Germany)	304,088	5,086,601
		13,548,069

IT Consulting & Other Services–0.69%

International Business Machines Corp.	23,315	2,815,753

Motorcycle Manufacturers–1.02%

Harley-Davidson, Inc.	173,446	4,122,811

Movies & Entertainment–0.76%

Walt Disney Co. (The)(c)	27,494	3,065,856

Multi-line Insurance–2.51%

Hartford Financial Services Group, Inc. (The)	264,579	10,199,520

Multi-Utilities–5.42%

Consolidated Edison, Inc.	50,214	3,611,893
Dominion Energy, Inc.	148,240	12,034,123
Sempra Energy	54,444	6,382,470
		22,028,486

Oil & Gas Equipment & Services–0.63%

Baker Hughes Co., Class A	165,403	2,545,552

Oil & Gas Exploration & Production–1.41%

ConocoPhillips	135,924	5,711,527

Packaged Foods & Meats–11.42%

Campbell Soup Co.	219,113	10,874,578
General Mills, Inc.	261,764	16,137,751
Kraft Heinz Co. (The)	112,397	3,584,340
Mondelez International, Inc., Class A	172,453	8,817,522
Nestle S.A. (Switzerland)	63,446	7,009,209
		46,423,400

Paper Packaging–2.35%

Avery Dennison Corp.	20,130	2,296,631

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

	Shares	Value
Paper Packaging–(continued)

International Paper Co.	115,671	$ 4,072,776
Sonoco Products Co.	60,982	3,188,749
		9,558,156

Personal Products–1.65%

L’Oreal S.A. (France)	20,924	6,708,345

Pharmaceuticals–8.29%

Bayer AG (Germany)	88,586	6,502,173
Bristol-Myers Squibb Co.	94,058	5,530,610
Eli Lilly and Co.	51,120	8,392,882
Johnson & Johnson	47,659	6,702,285
Merck & Co., Inc.	84,866	6,562,688
		33,690,638

Property & Casualty Insurance–1.73%

Travelers Cos., Inc. (The)	61,524	7,016,812

Regional Banks–6.66%

Comerica, Inc.	74,700	2,846,070
Cullen/Frost Bankers, Inc.	40,557	3,030,014
Fifth Third Bancorp	193,569	3,732,010
KeyCorp	123,927	1,509,431
M&T Bank Corp.	65,623	6,822,823
PNC Financial Services Group, Inc. (The)	30,581	3,217,427
Zions Bancorporation N.A.	173,905	5,912,770
		27,070,545

Restaurants–0.27%

Darden Restaurants, Inc.(c)	14,573	1,104,196

Soft Drinks–2.13%

Coca-Cola Co. (The)	193,209	8,632,578

	Shares	Value
Specialized REITs–1.34%

Weyerhaeuser Co.	243,194	$5,462,137

Specialty Chemicals–0.82%

DuPont de Nemours, Inc.	62,745	3,333,642
Total Common Stocks & Other Equity Interests (Cost $340,516,364)		387,039,398

Money Market Funds–4.70%

Invesco Government & Agency Portfolio, Institutional Class, 0.09%(d)(e)	6,042,082	6,042,082
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(d)(e)	6,156,403	6,160,712
Invesco Treasury Portfolio, Institutional Class, 0.08%(d)(e)	6,905,236	6,905,236
Total Money Market Funds (Cost $19,104,771)		19,108,030
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $359,621,135)		406,147,428
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.81%
Invesco Private Government Fund, 0.05%(d)(e)(f)	5,508,000	5,508,000
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,835,633	1,836,000
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,344,000)		7,344,000
TOTAL INVESTMENTS IN SECURITIES–101.75% (Cost $366,965,135)		413,491,428
OTHER ASSETS LESS LIABILITIES–(1.75)%		(7,104,663)
NET ASSETS–100.00%		$406,386,765

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2020.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,736,144	$7,163,093	$(10,857,155)	$-	$-	$6,042,082	$28,854
Invesco Liquid Assets Portfolio, Institutional Class	6,984,374	7,087,963	(7,914,048)	2,234	189	6,160,712	29,463
Invesco Treasury Portfolio, Institutional Class	11,127,022	8,186,392	(12,408,178)	-	-	6,905,236	31,567
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	5,792,400	(284,400)	-	-	5,508,000	46
Invesco Private Prime Fund	-	1,930,800	(94,800)	-	-	1,836,000	33
Total	$27,847,540	$30,160,648	$(31,558,581)	$2,234	$189	$26,452,030	$89,963

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Consumer Staples	25.30%
Utilities	16.73
Financials	12.12
Industrials	11.79
Health Care	8.29
Consumer Discretionary	4.66
Energy	4.57
Materials	4.33
Communication Services	4.09
Information Technology	2.01
Other Sectors, Each Less than 2% of Net Assets	1.35
Money Market Funds Plus Other Assets Less Liabilities	4.76

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
Currency Risk
07/28/2020	Goldman Sachs & Co.	EUR	1,561,788	USD	1,772,053	$16,399

Currency Risk
07/28/2020	Bank Of America	EUR	14,307,807	USD	15,734,653	(349,192)
Total Forward Foreign Currency Contracts						$(332,793)

Abbreviations:

EUR – Euro

USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:

Investments in securities, at value (Cost $340,516,364)*	$387,039,398
Investments in affiliated money market funds, at value (Cost $26,448,771)	26,452,030
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	16,399
Foreign currencies, at value (Cost $21,951)	22,072
Receivable for:
Investments sold	143,644
Fund shares sold	226,720
Dividends	1,154,937
Investment for trustee deferred compensation and retirement plans	85,305
Total assets	415,140,505

Liabilities:

Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	349,192
Payable for:
Investments purchased	473,867
Fund shares reacquired	286,169
Collateral upon return of securities loaned	7,344,000
Accrued fees to affiliates	159,044
Accrued trustees’ and officers’ fees and benefits	2,625
Accrued other operating expenses	19,603
Trustee deferred compensation and retirement plans	119,240
Total liabilities	8,753,740
Net assets applicable to shares outstanding	$406,386,765

Net assets consist of:

Shares of beneficial interest	$331,963,148
Distributable earnings	74,423,617
$406,386,765

Net Assets:

Series I	$211,721,934
Series II	$194,664,831

Shares outstanding, no par value, with an unlimited number of shares authorized:

Series I	9,147,352
Series II	8,485,178
Series I:
Net asset value per share	$ 23.15
Series II:
Net asset value per share	$ 22.94

*	At June 30, 2020, securities with an aggregate value of $6,993,888 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $278,325)	$6,861,800

Dividends from affiliated money market funds (includes securities lending income of $79)	89,963

Total investment income	6,951,763

Expenses:

Advisory fees	1,053,934

Administrative services fees	346,105

Custodian fees	6,350

Distribution fees - Series II	251,608

Transfer agent fees	13,475

Trustees’ and officers’ fees and benefits	9,565

Reports to shareholders	929

Professional services fees	14,246

Other	6,003

Total expenses	1,702,215

Less: Fees waived	(12,316)

Net expenses	1,689,899

Net investment income	5,261,864

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Investment securities	(304,555)

Foreign currencies	(16,875)

Forward foreign currency contracts	404,413

82,983

Change in net unrealized appreciation (depreciation) of:
Investment securities	(81,506,503)

Foreign currencies	496

Forward foreign currency contracts	(194,357)

(81,700,364)

Net realized and unrealized gain (loss)	(81,617,381)

Net increase (decrease) in net assets resulting from operations	$(76,355,517)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income	$5,261,864	$12,841,617

Net realized gain	82,983	44,073,693

Change in net unrealized appreciation (depreciation)	(81,700,364)	61,624,586

Net increase (decrease) in net assets resulting from operations	(76,355,517)	118,539,896

Distributions to shareholders from distributable earnings:
Series I	–	(21,611,367)

Series II	–	(18,163,081)

Total distributions from distributable earnings	–	(39,774,448)

Share transactions–net:
Series I	(26,171,450)	(106,614,162)

Series II	(6,692,473)	1,105,297

Net increase (decrease) in net assets resulting from share transactions	(32,863,923)	(105,508,865)

Net increase (decrease) in net assets	(109,219,440)	(26,743,417)

Net assets:
Beginning of period	515,606,205	542,349,622

End of period	$406,386,765	$515,606,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net
			(losses)								net assets		assets without		Ratio of net
	Net asset		on securities		Dividends	Distributions					with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/20	$27.23	$0.30	$(4.38)	$(4.08)	$–	$–	$–	$23.15	(14.98)%	$211,722	0.67	%(d)	0.68	%(d)	2.58	%(d)	6%
Year ended 12/31/19	23.70	0.67	5.15	5.82	(0.80)	(1.49)	(2.29)	27.23	25.09	278,727	0.65		0.65		2.54		7
Year ended 12/31/18	27.18	0.63	(2.53)	(1.90)	(0.65)	(0.93)	(1.58)	23.70	(7.57)	337,461	0.64		0.65		2.38		10
Year ended 12/31/17	26.38	0.56	1.65	2.21	(0.46)	(0.95)	(1.41)	27.18	8.58	437,104	0.64		0.65		2.06		16
Year ended 12/31/16	23.27	0.50	2.93	3.43	(0.32)	–	(0.32)	26.38	14.81	439,857	0.66		0.68		2.02		14
Year ended 12/31/15	23.21	0.43	0.04	0.47	(0.41)	–	(0.41)	23.27	2.07	333,573	0.70		0.71		1.84		15
Series II
Six months ended 06/30/20	27.03	0.27	(4.36)	(4.09)	–	–	–	22.94	(15.13)	194,665	0.92	(d)	0.93	(d)	2.33	(d)	6
Year ended 12/31/19	23.54	0.60	5.11	5.71	(0.73)	(1.49)	(2.22)	27.03	24.77	236,880	0.90		0.90		2.29		7
Year ended 12/31/18	27.00	0.56	(2.51)	(1.95)	(0.58)	(0.93)	(1.51)	23.54	(7.78)	204,889	0.89		0.90		2.13		10
Year ended 12/31/17	26.23	0.49	1.64	2.13	(0.41)	(0.95)	(1.36)	27.00	8.31	242,614	0.89		0.90		1.81		16
Year ended 12/31/16	23.16	0.43	2.92	3.35	(0.28)	–	(0.28)	26.23	14.54	215,614	0.91		0.93		1.77		14
Year ended 12/31/15	23.11	0.37	0.04	0.41	(0.36)	–	(0.36)	23.16	1.82	132,477	0.95		0.96		1.59		15

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $227,963 and $202,264 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco V.I. Diversified Dividend Fund

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

Invesco V.I. Diversified Dividend Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.545%

Next $750 million	0.420%

Next $1 billion	0.395%

Over $2 billion	0.370%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.49%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $12,316.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $36,863 for accounting and fund administrative services and was reimbursed $309,242 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2020, the Fund incurred $122 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s

Invesco V.I. Diversified Dividend Fund

own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$320,803,778	$66,235,620	$–	$387,039,398

Money Market Funds	19,108,030	7,344,000	–	26,452,030

Total Investments in Securities	339,911,808	73,579,620	–	413,491,428

Other Investments - Assets*

Forward Foreign Currency Contracts	–	16,399	–	16,399

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(349,192)	–	(349,192)

Total Other Investments	–	(332,793)	–	(332,793)

Total Investments	$339,911,808	$73,246,827	$–	$413,158,635

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

Value
Currency
Derivative Assets	Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$16,399

Derivatives not subject to master netting agreements	-

Total Derivative Assets subject to master netting agreements	$16,399

Value
Currency
Derivative Liabilities	Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(349,192)

Derivatives not subject to master netting agreements	-

Total Derivative Liabilities subject to master netting agreements	$(349,192)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2020.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Goldman Sachs & Co.	$16,399	$ -	$16,399	$-	$-	$16,399

Bank Of America	-	(349,192)	(349,192)	-	-	(349,192)

Total	$16,399	$(349,192)	$(332,793)	$-	$-	$(332,793)

Invesco V.I. Diversified Dividend Fund

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk

Realized Gain:
Forward foreign currency contracts	$404,413

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(194,357)

Total	$210,056

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$21,603,384

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $25,426,090 and $43,138,967, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$80,192,507

Aggregate unrealized (depreciation) of investments	(34,565,239)

Net unrealized appreciation of investments	$45,627,268

    Cost of investments for tax purposes is $367,531,367.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019

	Shares	Amount	Shares	Amount

Sold:
Series I	351,786	$8,271,610	1,203,566	$31,545,134

Series II	341,692	7,761,371	533,931	13,948,354

Invesco V.I. Diversified Dividend Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019

	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Series I	-	$-	837,001	$21,611,367

Series II	-	-	708,388	18,163,081

Reacquired:
Series I	(1,439,298)	(34,443,060)	(6,041,667)	(159,770,663)

Series II	(621,454)	(14,453,844)	(1,181,712)	(31,006,138)

Net increase (decrease) in share activity	(1,367,274)	$(32,863,923)	(3,940,493)	$(105,508,865)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 68% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Series I	$1,000.00	$850.20	$3.08	$1,021.53	$3.37	0.67%
Series II	1,000.00	848.70	4.23	1,020.29	4.62	0.92

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Diversified Dividend Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Diversified Dividend Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one year period, the fifth quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds. The Board noted that the Fund’s cash levels and defensive positioning, including its underweight and overweight exposures to certain sectors, detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group

Invesco V.I. Diversified Dividend Fund

information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/ waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2019.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D. Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E. Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the

Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Diversified Dividend Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. Equally-Weighted S&P 500 Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

    If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

    You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	MS-VIEWSP-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares*	–10.66%
Series II Shares*	–10.76
S&P 500 Index▼ (Broad Market Index)	–3.08
S&P 500 Equal Weight Index▼ (Style-Specific Index)	–10.77
Lipper VUF Multi-Cap Core Funds Index∎ (Peer Group Index)	–6.64
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

*Amount includes the effect of the Adviser pay-in for an economic loss as a result of a delay in rebalancing to the Index that occurred on April 24, 2020. Had the pay-in not been made, the cumulative total returns for Series I and Series II shares were estimated at –12.01% and –12.16%, respectively.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The S&P 500® Equal Weight Index is the equally weighted version of the S&P 500® Index, which is considered representative of the US stock market.

    The Lipper VUF Multi-Cap Core Funds Index is an unmanaged index considered representative of multicap core variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (11/9/94)	10.08%
10 Years	12.23
5 Years	6.83
1 Year	–3.25

Series II Shares
Inception (7/24/00)	8.05%
10 Years	11.95
5 Years	6.57
1 Year	–3.46

Returns above include the effect of the Adviser pay-in for an economic loss as a result of a delay in rebalancing to the Index that occurred on April 24, 2020. Had the pay-in not been made, average annual total returns for 1 year, 5 years, 10 years and since inception were estimated at –4.72%, 6.50%, 12.06% and 10.01% for Series I shares and –4.98%, 6.23%, 11.77% and 7.96% for Series II shares, respectively.

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley Select Dimensions Investment Series Equally-Weighted S&P 500 Portfolio, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund (renamed Invesco V.I. Equally-Weighted S&P 500 Fund on April 30, 2012). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class X shares and Class Y shares the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Equally-Weighted S&P 500 Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Equally-Weighted S&P 500 Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Equally-Weighted S&P 500 Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.50%

Advertising–0.39%
Interpublic Group of Cos., Inc. (The)	30,496	$523,311
Omnicom Group, Inc.	9,576	522,850
		1,046,161

Aerospace & Defense–2.10%
Boeing Co. (The)(b)	2,780	509,574
General Dynamics Corp.	3,531	527,743
Howmet Aerospace, Inc.(b)	37,642	596,626
Huntington Ingalls Industries, Inc.	2,890	504,276
L3Harris Technologies, Inc.	2,727	462,690
Lockheed Martin Corp.	1,379	503,225
Northrop Grumman Corp.	1,658	509,736
Raytheon Technologies Corp.	8,060	496,657
Teledyne Technologies, Inc.(b)	1,579	490,990
Textron, Inc.	15,430	507,801
TransDigm Group, Inc.	1,177	520,293
		5,629,611

Agricultural & Farm Machinery–0.20%
Deere & Co.	3,399	534,153

Agricultural Products–0.20%
Archer-Daniels-Midland Co.	13,365	533,263

Air Freight & Logistics–0.83%
C.H. Robinson Worldwide, Inc.	6,779	535,948
Expeditors International of Washington, Inc.	7,162	544,598
FedEx Corp.	3,969	556,533
United Parcel Service, Inc., Class B	5,192	577,247
		2,214,326

Airlines–0.88%
Alaska Air Group, Inc.(b)	13,698	496,689
American Airlines Group, Inc.(c)	31,480	411,444
Delta Air Lines, Inc.	17,318	485,770
Southwest Airlines Co.(b)	14,691	502,138
United Airlines Holdings, Inc.(b)	13,287	459,863
		2,355,904

Alternative Carriers–0.20%
CenturyLink, Inc.	52,280	524,368

Apparel Retail–0.79%
Gap, Inc. (The)(b)	49,999	630,987
L Brands, Inc.(b)	33,673	504,085
Ross Stores, Inc.(b)	5,698	485,698
TJX Cos., Inc. (The)	10,045	507,875
		2,128,645

Apparel, Accessories & Luxury Goods–1.15%
Hanesbrands, Inc.	44,965	507,655
PVH Corp.(b)	10,614	510,003
Ralph Lauren Corp.(b)	7,047	511,048
Tapestry, Inc.(b)	36,393	483,299
Under Armour, Inc., Class A(b)	28,219	274,853

	Shares	Value
Apparel, Accessories & Luxury Goods–(continued)
Under Armour, Inc., Class C(b)	29,176	$257,916
VF Corp.	8,603	524,267
		3,069,041
Application Software–2.08%
Adobe, Inc.(b)	1,295	563,726
ANSYS, Inc.(b)	1,949	568,582
Autodesk, Inc.(b)	2,363	565,206
Cadence Design Systems, Inc.(b)	5,890	565,204
Citrix Systems, Inc.	3,743	553,627
Intuit, Inc.	1,877	555,949
Paycom Software, Inc.(b)	1,739	538,620
salesforce.com, inc.(b)	3,014	564,613
Synopsys, Inc.(b)	2,933	571,935
Tyler Technologies, Inc.(b)	1,537	533,155
		5,580,617

Asset Management & Custody Banks–1.58%
Ameriprise Financial, Inc.	3,592	538,944
Bank of New York Mellon Corp. (The)	13,709	529,853
BlackRock, Inc.	999	543,546
Franklin Resources, Inc.	24,184	507,138
Invesco Ltd.(d)	50,966	548,394
Northern Trust Corp.	6,302	500,001
State Street Corp.	8,349	530,579
T. Rowe Price Group, Inc.	4,357	538,089
		4,236,544

Auto Parts & Equipment–0.41%
Aptiv PLC	6,964	542,635
BorgWarner, Inc.	15,706	554,422
		1,097,057

Automobile Manufacturers–0.36%
Ford Motor Co.(b)	81,577	495,988
General Motors Co.	18,847	476,829
		972,817

Automotive Retail–0.81%
Advance Auto Parts, Inc.	3,881	552,849
AutoZone, Inc.(b)	478	539,241
CarMax, Inc.(b)	5,856	524,405
O’Reilly Automotive, Inc.(b)	1,288	543,111
		2,159,606

Biotechnology–1.66%
AbbVie, Inc.	5,680	557,662
Alexion Pharmaceuticals, Inc.(b)	4,821	541,109
Amgen, Inc.	2,417	570,074
Biogen, Inc.(b)	1,886	504,599
Gilead Sciences, Inc.	7,198	553,814
Incyte Corp.(b)	5,723	595,020
Regeneron Pharmaceuticals, Inc.(b)	895	558,167
Vertex Pharmaceuticals, Inc.(b)	1,961	569,298
		4,449,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Brewers–0.18%
Molson Coors Beverage Co., Class B(b)	13,849	$475,852

Broadcasting–0.58%
Discovery, Inc., Class A(b)	8,253	174,138
Discovery, Inc., Class C(b)	17,504	337,127
Fox Corp., Class A	12,824	343,940
Fox Corp., Class B	5,873	157,631
ViacomCBS, Inc., Class B	23,012	536,640
		1,549,476

Building Products–1.42%
A.O. Smith Corp.	11,223	528,828
Allegion PLC	5,145	525,922
Carrier Global Corp.	24,464	543,590
Fortune Brands Home & Security, Inc.	9,023	576,840
Johnson Controls International PLC	15,296	522,206
Masco Corp.	11,508	577,817
Trane Technologies PLC	5,829	518,664
		3,793,867

Cable & Satellite–0.59%
Charter Communications, Inc., Class A(b)	1,008	514,120
Comcast Corp., Class A	13,354	520,539
DISH Network Corp., Class A(b)	16,115	556,129
		1,590,788

Casinos & Gaming–0.51%
Las Vegas Sands Corp.(b)	10,566	481,176
MGM Resorts International	27,489	461,815
Wynn Resorts Ltd.	5,708	425,189
		1,368,180

Commodity Chemicals–0.39%
Dow, Inc.	12,781	520,954
LyondellBasell Industries N.V., Class A	7,910	519,845
		1,040,799

Communications Equipment–0.97%
Arista Networks, Inc.(b)	2,364	496,511
Cisco Systems, Inc.	11,691	545,268
F5 Networks, Inc.(b)	3,754	523,608
Juniper Networks, Inc.	22,058	504,246
Motorola Solutions, Inc.	3,747	525,067
		2,594,700

Computer & Electronics Retail–0.22%
Best Buy Co., Inc.	6,776	591,342

Construction & Engineering–0.42%
Jacobs Engineering Group, Inc.	6,546	555,101
Quanta Services, Inc.	14,223	557,968
		1,113,069

Construction Machinery & Heavy Trucks–0.79%
Caterpillar, Inc.	4,279	541,293
Cummins, Inc.	3,153	546,289
PACCAR, Inc.	7,208	539,519
Wabtec Corp.	8,654	498,211
		2,125,312

Construction Materials–0.41%
Martin Marietta Materials, Inc.	2,673	552,161

	Shares	Value
Construction Materials–(continued)
Vulcan Materials Co.	4,701	$544,611
		1,096,772

Consumer Electronics–0.21%
Garmin Ltd.	5,748	560,430

Consumer Finance–0.73%
American Express Co.(c)	5,182	493,327
Capital One Financial Corp.	7,460	466,921
Discover Financial Services	9,944	498,095
Synchrony Financial	22,170	491,287
		1,949,630

Copper–0.22%
Freeport-McMoRan, Inc.(b)	50,237	581,242

Data Processing & Outsourced Services–2.38%
Automatic Data Processing, Inc.	3,583	533,473
Broadridge Financial Solutions, Inc.	4,332	546,655
Fidelity National Information Services, Inc.	3,843	515,308
Fiserv, Inc.(b)	5,251	512,603
FleetCor Technologies, Inc.(b)	2,034	511,612
Global Payments, Inc.	2,950	500,379
Jack Henry & Associates, Inc.	3,058	562,764
Mastercard, Inc., Class A	1,769	523,093
Paychex, Inc.	7,123	539,567
PayPal Holdings, Inc.(b)	3,393	591,162
Visa, Inc., Class A	2,740	529,286
Western Union Co. (The)	23,400	505,908
		6,371,810

Department Stores–0.18%
Kohl’s Corp.(b)	22,695	471,375

Distillers & Vintners–0.39%
Brown-Forman Corp., Class B	8,075	514,055
Constellation Brands, Inc., Class A	3,094	541,295
		1,055,350

Distributors–0.40%
Genuine Parts Co.	6,156	535,326
LKQ Corp.(b)	20,358	533,379
		1,068,705

Diversified Banks–0.94%
Bank of America Corp.	21,266	505,068
Citigroup, Inc.	10,085	515,343
JPMorgan Chase & Co.	5,276	496,261
U.S. Bancorp	14,049	517,284
Wells Fargo & Co.	18,840	482,304
		2,516,260

Diversified Chemicals–0.20%
Eastman Chemical Co.	7,567	526,966

Diversified Support Services–0.39%
Cintas Corp.	1,979	527,126
Copart, Inc.(b)	6,196	515,941
		1,043,067

Drug Retail–0.20%
Walgreens Boots Alliance, Inc.	12,729	539,582

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Electric Utilities–2.85%
Alliant Energy Corp.	10,854	$519,255
American Electric Power Co., Inc.	6,441	512,961
Duke Energy Corp.	6,075	485,332
Edison International	9,153	497,099
Entergy Corp.	5,465	512,672
Evergy, Inc.	8,771	520,033
Eversource Energy	6,250	520,437
Exelon Corp.	13,900	504,431
FirstEnergy Corp.	13,034	505,459
NextEra Energy, Inc.	2,133	512,283
NRG Energy, Inc.	15,646	509,434
Pinnacle West Capital Corp.	6,970	510,831
PPL Corp.	19,848	512,872
Southern Co. (The)	9,381	486,405
Xcel Energy, Inc.	8,279	517,437
		7,626,941

Electrical Components & Equipment–0.80%
AMETEK, Inc.	6,003	536,488
Eaton Corp. PLC	6,126	535,902
Emerson Electric Co.	8,589	532,776
Rockwell Automation, Inc.	2,530	538,890
		2,144,056

Electronic Components–0.39%
Amphenol Corp., Class A	5,546	531,362
Corning, Inc.	19,568	506,811
		1,038,173

Electronic Equipment & Instruments–0.60%
FLIR Systems, Inc.	12,772	518,160
Keysight Technologies, Inc.(b)	5,508	555,096
Zebra Technologies Corp., Class A(b)	2,039	521,882
		1,595,138

Electronic Manufacturing Services–0.41%
IPG Photonics Corp.(b)	3,374	541,156
TE Connectivity Ltd.	6,704	546,711
		1,087,867

Environmental & Facilities Services–0.60%
Republic Services, Inc.	6,447	528,976
Rollins, Inc.	12,726	539,455
Waste Management, Inc.	5,072	537,176
		1,605,607

Fertilizers & Agricultural Chemicals–0.77%
CF Industries Holdings, Inc.	17,924	504,381
Corteva, Inc.	19,134	512,600
FMC Corp.	5,413	539,243
Mosaic Co. (The)	39,682	496,422
		2,052,646

Financial Exchanges & Data–1.58%
Cboe Global Markets, Inc.	5,274	491,959
CME Group, Inc., Class A	3,015	490,058
Intercontinental Exchange, Inc.	5,650	517,540
MarketAxess Holdings, Inc.	1,069	535,483
Moody’s Corp.	1,973	542,042
MSCI, Inc.	1,641	547,799
Nasdaq, Inc.	4,576	546,695

	Shares	Value

Financial Exchanges & Data–(continued)
S&P Global, Inc.	1,662	$547,596
		4,219,172

Food Distributors–0.20%
Sysco Corp.	9,712	530,858

Food Retail–0.21%
Kroger Co. (The)	16,335	552,940

Footwear–0.20%
NIKE, Inc., Class B	5,473	536,628

Gas Utilities–0.19%
Atmos Energy Corp.	5,247	522,496

General Merchandise Stores–0.61%
Dollar General Corp.	2,863	545,430
Dollar Tree, Inc.(b)	6,003	556,358
Target Corp.	4,507	540,525
		1,642,313

Gold–0.22%
Newmont Corp.	9,503	586,715

Health Care Distributors–0.81%
AmerisourceBergen Corp.	5,554	559,677
Cardinal Health, Inc.	9,963	519,969
Henry Schein, Inc.(b)	9,305	543,319
McKesson Corp.	3,553	545,101
		2,168,066

Health Care Equipment–3.68%
Abbott Laboratories	5,919	541,174
ABIOMED, Inc.(b)	2,180	526,601
Baxter International, Inc.	6,275	540,277
Becton, Dickinson and Co.	2,281	545,775
Boston Scientific Corp.(b)	14,907	523,385
Danaher Corp.	3,129	553,301
DexCom, Inc.(b)	1,423	576,884
Edwards Lifesciences Corp.(b)	7,751	535,672
Hologic, Inc.(b)	10,507	598,899
IDEXX Laboratories, Inc.(b)	1,739	574,148
Intuitive Surgical, Inc.(b)	943	537,350
Medtronic PLC	5,653	518,380
ResMed, Inc.	3,278	629,376
STERIS PLC	3,470	532,437
Stryker Corp.	2,805	505,433
Teleflex, Inc.	1,495	544,150
Varian Medical Systems, Inc.(b)	4,570	559,916
Zimmer Biomet Holdings, Inc.	4,209	502,386
		9,845,544

Health Care Facilities–0.38%
HCA Healthcare, Inc.(b)	5,240	508,594
Universal Health Services, Inc., Class B(b)	5,513	512,103
		1,020,697

Health Care REITs–0.56%
Healthpeak Properties, Inc.	19,176	528,491
Ventas, Inc.	13,371	489,646
Welltower, Inc.	9,539	493,643
		1,511,780

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Health Care Services–0.99%
Cigna Corp.	2,772	$ 520,166
CVS Health Corp.	8,215	533,729
DaVita, Inc.(b)	6,734	532,929
Laboratory Corp. of America Holdings(b)	3,141	521,751
Quest Diagnostics, Inc.	4,764	542,905
		2,651,480

Health Care Supplies–0.83%
Align Technology, Inc.(b)	2,095	574,952
Cooper Cos., Inc. (The)	1,826	517,926
DENTSPLY SIRONA, Inc.	12,147	535,197
West Pharmaceutical Services, Inc.	2,624	596,094
		2,224,169

Health Care Technology–0.20%
Cerner Corp.	7,869	539,420

Home Furnishings–0.42%
Leggett & Platt, Inc.	16,056	564,369
Mohawk Industries, Inc.(b)	5,391	548,588
		1,112,957

Home Improvement Retail–0.41%
Home Depot, Inc. (The)	2,173	544,358
Lowe’s Cos., Inc.	4,180	564,802
		1,109,160

Homebuilding–0.80%
D.R. Horton, Inc.	9,758	541,081
Lennar Corp., Class A	8,894	548,048
NVR, Inc.(b)	165	537,694
PulteGroup, Inc.	15,549	529,133
		2,155,956

Hotel & Resort REITs–0.17%
Host Hotels & Resorts, Inc.	41,692	449,857

Hotels, Resorts & Cruise Lines–0.85%
Carnival Corp.(e)	26,375	433,077
Hilton Worldwide Holdings, Inc.(b)	6,803	499,680
Marriott International, Inc., Class A(b)	5,726	490,890
Norwegian Cruise Line Holdings Ltd.(b)	25,706	422,350
Royal Caribbean Cruises Ltd.(b)	8,613	433,234
		2,279,231

Household Appliances–0.21%
Whirlpool Corp.	4,316	559,051

Household Products–1.02%
Church & Dwight Co., Inc.	7,210	557,333
Clorox Co. (The)	2,568	563,342
Colgate-Palmolive Co.	7,239	530,329
Kimberly-Clark Corp.	3,875	547,731
Procter & Gamble Co. (The)	4,557	544,881
		2,743,616

Housewares & Specialties–0.20%
Newell Brands, Inc.	34,443	546,955

Human Resource & Employment Services–0.20%
Robert Half International, Inc.	10,274	542,775

	Shares	Value
Hypermarkets & Super Centers–0.40%
Costco Wholesale Corp.	1,763	$ 534,559
Walmart, Inc.	4,475	536,016
		1,070,575

Independent Power Producers & Energy Traders–0.22%
AES Corp. (The)	41,593	602,683

Industrial Conglomerates–0.78%
3M Co.	3,401	530,522
General Electric Co.	72,688	496,459
Honeywell International, Inc.	3,645	527,031
Roper Technologies, Inc.	1,351	524,539
		2,078,551

Industrial Gases–0.41%
Air Products and Chemicals, Inc.	2,241	541,112
Linde PLC (United Kingdom)	2,613	554,243
		1,095,355

Industrial Machinery–2.40%
Dover Corp.	5,457	526,928
Flowserve Corp.	18,820	536,746
Fortive Corp.	8,279	560,157
IDEX Corp.	3,452	545,554
Illinois Tool Works, Inc.	3,194	558,471
Ingersoll Rand, Inc.(b)	16,879	474,637
Otis Worldwide Corp.	9,403	534,655
Parker-Hannifin Corp.	2,924	535,882
Pentair PLC	14,052	533,836
Snap-on, Inc.	3,902	540,466
Stanley Black & Decker, Inc.	4,019	560,168
Xylem, Inc.	8,213	533,516
		6,441,016

Industrial REITs–0.39%
Duke Realty Corp.	14,907	527,558
Prologis, Inc.	5,578	520,595
		1,048,153

Insurance Brokers–0.82%
Aon PLC, Class A	2,895	557,577
Arthur J. Gallagher & Co.	5,528	538,925
Marsh & McLennan Cos., Inc.	5,050	542,218
Willis Towers Watson PLC	2,820	555,399
		2,194,119

Integrated Oil & Gas–0.57%
Chevron Corp.	5,703	508,879
Exxon Mobil Corp.	11,126	497,555
Occidental Petroleum Corp.	28,485	521,275
		1,527,709

Integrated Telecommunication Services–0.39%
AT&T, Inc.	17,278	522,314
Verizon Communications, Inc.	9,322	513,922
		1,036,236

Interactive Home Entertainment–0.63%
Activision Blizzard, Inc.	7,351	557,941
Electronic Arts, Inc.(b)	4,320	570,456
Take-Two Interactive Software, Inc.(b)	3,931	548,650
		1,677,047

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Interactive Media & Services–0.57%
Alphabet, Inc., Class A(b)	186	$263,757
Alphabet, Inc., Class C(b)	186	262,932
Facebook, Inc., Class A(b)	2,304	523,169
Twitter, Inc.(b)	15,777	469,997
		1,519,855

Internet & Direct Marketing Retail–0.82%
Amazon.com, Inc.(b)	207	571,076
Booking Holdings, Inc.(b)	326	519,103
eBay, Inc.	11,056	579,887
Expedia Group, Inc.(b)	6,385	524,847
		2,194,913

Internet Services & Infrastructure–0.41%

Akamai Technologies, Inc.(b)	5,251	562,330
VeriSign, Inc.(b)	2,580	533,621
		1,095,951

Investment Banking & Brokerage–0.97%
Charles Schwab Corp. (The)	14,413	486,294
E*TRADE Financial Corp.	11,052	549,616
Goldman Sachs Group, Inc. (The)	2,619	517,567
Morgan Stanley	11,386	549,944
Raymond James Financial, Inc.	7,359	506,520
		2,609,941

IT Consulting & Other Services–1.20%
Accenture PLC, Class A	2,613	561,063
Cognizant Technology Solutions Corp., Class A	9,616	546,381
DXC Technology Co.(b)	32,389	534,419
Gartner, Inc.(b)	4,438	538,463
International Business Machines Corp.	4,322	521,968
Leidos Holdings, Inc.	5,327	498,980
		3,201,274

Leisure Products–0.20%
Hasbro, Inc.	7,092	531,545

Life & Health Insurance–1.33%
Aflac, Inc.	14,382	518,183
Globe Life, Inc.	6,942	515,304
Lincoln National Corp.	12,954	476,578
MetLife, Inc.	14,071	513,873
Principal Financial Group, Inc.	12,583	522,698
Prudential Financial, Inc.	8,343	508,089
Unum Group	30,853	511,851
		3,566,576

Life Sciences Tools & Services–1.62%
Agilent Technologies, Inc.	6,119	540,736
Bio-Rad Laboratories, Inc., Class A(b)	1,173	529,598
Illumina, Inc.(b)	1,542	571,080
IQVIA Holdings, Inc.(b)	3,795	538,434
Mettler-Toledo International, Inc.(b)	689	555,024
PerkinElmer, Inc.	5,424	532,040
Thermo Fisher Scientific, Inc.	1,550	561,627
Waters Corp.(b)	2,839	512,156
		4,340,695

	Shares	Value
Managed Health Care–0.80%
Anthem, Inc.	1,982	$521,226
Centene Corp.(b)	8,508	540,684
Humana, Inc.	1,391	539,360
UnitedHealth Group, Inc.	1,847	544,773
		2,146,043

Metal & Glass Containers–0.20%
Ball Corp.	7,711	535,837

Movies & Entertainment–0.58%
Live Nation Entertainment, Inc.(b)	10,728	475,572
Netflix, Inc.(b)	1,260	573,351
Walt Disney Co. (The)(b)	4,563	508,820
		1,557,743

Multi-line Insurance–0.56%
American International Group, Inc.	15,949	497,290
Assurant, Inc.	4,923	508,497
Hartford Financial Services Group, Inc. (The)	13,164	507,472
		1,513,259

Multi-Sector Holdings–0.19%
Berkshire Hathaway, Inc., Class B(b)	2,907	518,929

Multi-Utilities–1.94%
Ameren Corp.	7,344	516,724
CenterPoint Energy, Inc.	29,277	546,602
CMS Energy Corp.	9,039	528,058
Consolidated Edison, Inc.	6,990	502,791
Dominion Energy, Inc.	6,337	514,438
DTE Energy Co.	5,015	539,112
NiSource, Inc.	22,656	515,197
Public Service Enterprise Group, Inc.	10,600	521,096
Sempra Energy	4,248	497,993
WEC Energy Group, Inc.	5,834	511,350
		5,193,361

Office REITs–0.76%
Alexandria Real Estate Equities, Inc.	3,308	536,723
Boston Properties, Inc.	5,458	493,294
SL Green Realty Corp.	10,095	497,582
Vornado Realty Trust	13,118	501,239
		2,028,838

Oil & Gas Equipment & Services–0.94%
Baker Hughes Co., Class A	33,061	508,809
Halliburton Co.	41,235	535,230
National Oilwell Varco, Inc.(b)	41,315	506,109
Schlumberger Ltd.	27,735	510,046
TechnipFMC PLC (United Kingdom)	66,288	453,410
		2,513,604

Oil & Gas Exploration & Production–2.02%
Apache Corp.	38,270	516,645
Cabot Oil & Gas Corp.	26,257	451,095
Concho Resources, Inc.	9,085	467,878
ConocoPhillips	12,050	506,341
Devon Energy Corp.	41,171	466,879
Diamondback Energy, Inc.	11,221	469,262
EOG Resources, Inc.	10,024	507,816
Hess Corp.	10,622	550,326

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Oil & Gas Exploration & Production–(continued)
Marathon Oil Corp.	80,089	$ 490,145
Noble Energy, Inc.	51,413	460,660
Pioneer Natural Resources Co.	5,364	524,063
		5,411,110

Oil & Gas Refining & Marketing–0.75%
HollyFrontier Corp.	16,793	490,356
Marathon Petroleum Corp.	14,390	537,898
Phillips 66	6,820	490,358
Valero Energy Corp.	8,261	485,912
		2,004,524

Oil & Gas Storage & Transportation–0.59%
Kinder Morgan, Inc.	33,999	515,765
ONEOK, Inc.	15,458	513,515
Williams Cos., Inc. (The)	28,908	549,830
		1,579,110

Packaged Foods & Meats–2.42%
Campbell Soup Co.	11,195	555,608
Conagra Brands, Inc.	16,259	571,829
General Mills, Inc.	8,761	540,116
Hershey Co. (The)	4,081	528,979
Hormel Foods Corp.	11,291	545,017
JM Smucker Co. (The)	5,033	532,542
Kellogg Co.	8,287	547,439
Kraft Heinz Co. (The)(c)	16,572	528,481
Lamb Weston Holdings, Inc.	8,125	519,431
McCormick & Co., Inc.	3,163	567,474
Mondelez International, Inc., Class A	10,387	531,087
Tyson Foods, Inc., Class A	8,472	505,863
		6,473,866

Paper Packaging–1.21%
Amcor PLC(b)	53,720	548,481
Avery Dennison Corp.	4,642	529,606
International Paper Co.	15,097	531,565
Packaging Corp. of America	5,318	530,737
Sealed Air Corp.	17,233	566,104
Westrock Co.	18,680	527,897
		3,234,390

Personal Products–0.37%

Coty, Inc., Class A(b)	108,212	483,708
Estee Lauder Cos., Inc. (The), Class A(b)	2,752	519,247
		1,002,955

Pharmaceuticals–1.63%
Bristol-Myers Squibb Co.(c)	9,381	551,603
Eli Lilly and Co.	3,670	602,540
Johnson & Johnson	3,706	521,175
Merck & Co., Inc.	6,906	534,041
Mylan N.V.(b)	33,061	531,621
Perrigo Co. PLC	10,234	565,633
Pfizer, Inc.	15,613	510,545
Zoetis, Inc.	3,929	538,430
		4,355,588

Property & Casualty Insurance–1.41%
Allstate Corp. (The)	5,506	534,027
Chubb Ltd.	4,192	530,791

	Shares	Value
Property & Casualty Insurance–(continued)
Cincinnati Financial Corp.	8,634	$ 552,835
Loews Corp.	15,958	547,200
Progressive Corp. (The)	6,879	551,077
Travelers Cos., Inc. (The)	4,649	530,218
W.R. Berkley Corp.	9,242	529,474
		3,775,622

Publishing–0.20%
News Corp., Class A	34,214	405,778
News Corp., Class B	10,722	128,128
		533,906

Railroads–0.79%
CSX Corp.	7,560	527,235
Kansas City Southern	3,577	534,010
Norfolk Southern Corp.	2,950	517,932
Union Pacific Corp.	3,162	534,599
		2,113,776

Real Estate Services–0.19%
CBRE Group, Inc., Class A(b)	11,077	500,902

Regional Banks–2.45%
Citizens Financial Group, Inc.	20,410	515,148
Comerica, Inc.	13,464	512,978
Fifth Third Bancorp	25,330	488,362
First Republic Bank	4,938	523,379
Huntington Bancshares, Inc.	53,312	481,674
KeyCorp	39,862	485,519
M&T Bank Corp.	4,836	502,799
People’s United Financial, Inc.	43,195	499,766
PNC Financial Services Group, Inc. (The)	4,736	498,275
Regions Financial Corp.	44,284	492,438
SVB Financial Group(b)	2,526	544,429
Truist Financial Corp.	13,351	501,330
Zions Bancorporation N.A.	15,108	513,672
		6,559,769

Reinsurance–0.19%
Everest Re Group Ltd.	2,448	504,778

Research & Consulting Services–0.81%
Equifax, Inc.	3,136	539,016
IHS Markit Ltd.	7,548	569,874
Nielsen Holdings PLC	34,853	517,915
Verisk Analytics, Inc.	3,238	551,108
		2,177,913

Residential REITs–1.11%
Apartment Investment & Management Co., Class A	13,365	503,058
AvalonBay Communities, Inc.	3,217	497,477
Equity Residential	8,289	487,559
Essex Property Trust, Inc.	2,110	483,549
Mid-America Apartment Communities, Inc.	4,425	507,415
UDR, Inc.	13,481	503,920
		2,982,978

Restaurants–1.16%
Chipotle Mexican Grill, Inc.(b)	531	558,803
Darden Restaurants, Inc.(b)	6,938	525,692
Domino’s Pizza, Inc.	1,389	513,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Restaurants–(continued)
McDonald’s Corp.	2,785	$513,749

Starbucks Corp.	6,898	507,624

Yum! Brands, Inc.	5,772	501,645

		3,120,665

Retail REITs–0.93%
Federal Realty Investment Trust	5,824	496,263

Kimco Realty Corp.(b)	38,298	491,746

Realty Income Corp.	8,720	518,840

Regency Centers Corp.	11,003	504,928

Simon Property Group, Inc.	6,935	474,215

		2,485,992

Semiconductor Equipment–0.64%
Applied Materials, Inc.	9,318	563,273

KLA Corp.	2,852	554,657

Lam Research Corp.	1,851	598,724

		1,716,654

Semiconductors–2.66%
Advanced Micro Devices, Inc.(b)	9,849	518,156

Analog Devices, Inc.	4,450	545,748

Broadcom, Inc.	1,754	553,580

Intel Corp.	8,882	531,410

Maxim Integrated Products, Inc.	9,221	558,885

Microchip Technology, Inc.	5,289	556,985

Micron Technology, Inc.(b)	10,822	557,549

NVIDIA Corp.	1,474	559,987

Qorvo, Inc.(b)	4,839	534,855

QUALCOMM, Inc.	6,181	563,769

Skyworks Solutions, Inc.	4,152	530,875

Texas Instruments, Inc.	4,234	537,591

Xilinx, Inc.	5,809	571,547

		7,120,937

Soft Drinks–0.59%
Coca-Cola Co. (The)	11,556	516,322

Monster Beverage Corp.(b)	7,731	535,913

PepsiCo, Inc.	4,085	540,282

		1,592,517

Specialized Consumer Services–0.16%
H&R Block, Inc.	29,490	421,117

Specialized REITs–1.77%
American Tower Corp.	2,041	527,680

Crown Castle International Corp.	3,205	536,357

Digital Realty Trust, Inc.	3,874	550,534

Equinix, Inc.	778	546,390

Extra Space Storage, Inc.	5,448	503,232

Iron Mountain, Inc.	18,942	494,386

Public Storage	2,681	514,457

SBA Communications Corp., Class A	1,771	527,616

Weyerhaeuser Co.	24,217	543,914

		4,744,566

Specialty Chemicals–1.39%
Albemarle Corp.	6,815	526,186

Celanese Corp.	5,952	513,895

DuPont de Nemours, Inc.	10,330	548,833

Ecolab, Inc.	2,581	513,490

	Shares	Value

Specialty Chemicals–(continued)
International Flavors & Fragrances, Inc.	4,154	$508,699

PPG Industries, Inc.	5,180	549,391

Sherwin-Williams Co. (The)	962	555,892

		3,716,386

Specialty Stores–0.60%
Tiffany & Co.	4,423	539,340

Tractor Supply Co.	4,449	586,334

Ulta Beauty, Inc.(b)	2,324	472,748

		1,598,422

Steel–0.20%
Nucor Corp.	12,781	529,261

Systems Software–1.03%
Fortinet, Inc.(b)	4,042	554,845

Microsoft Corp.	2,806	571,049

NortonLifeLock, Inc.	26,548	526,447

Oracle Corp.	10,161	561,599

ServiceNow, Inc.(b)	1,368	554,122

		2,768,062

Technology Distributors–0.20%
CDW Corp.	4,618	536,519

Technology Hardware, Storage & Peripherals–1.38%
Apple, Inc.	1,555	567,264

Hewlett Packard Enterprise Co.	51,919	505,172

HP, Inc.	32,369	564,192

NetApp, Inc.	12,411	550,676

Seagate Technology PLC	10,412	504,045

Western Digital Corp.(b)	12,269	541,676

Xerox Holdings Corp.	30,890	472,308

		3,705,333

Tobacco–0.39%
Altria Group, Inc.	13,467	528,580

Philip Morris International, Inc.	7,482	524,189

		1,052,769

Trading Companies & Distributors–0.62%
Fastenal Co.	13,154	563,517

United Rentals, Inc.(b)	3,671	547,126

W.W. Grainger, Inc.	1,735	545,068

		1,655,711

Trucking–0.42%
J.B. Hunt Transport Services, Inc.	4,618	555,730

Old Dominion Freight Line, Inc.	3,337	565,922

		1,121,652

Water Utilities–0.20%
American Water Works Co., Inc.	4,140	532,652

Wireless Telecommunication Services–0.20%
T-Mobile US, Inc.(b)	5,150	536,373

T-Mobile US, Inc., Rts. expiring 07/28/2020(b)	5,150	865

		537,238

Total Common Stocks & Other Equity Interests (Cost $193,327,795)		263,766,142

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Money Market Funds–1.31%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(d)(f)	1,175,691	$1,175,691

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(d)(f)	986,511	987,201

Invesco Treasury Portfolio, Institutional Class, 0.08%(d)(f)	1,343,646	1,343,647

Total Money Market Funds (Cost $3,505,532)		3,506,539

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $196,833,327)		267,272,681

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.15%
Invesco Private Government Fund, 0.05%(d)(f)(g)	291,739	291,739

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(d)(f)(g)	97,227	$97,246

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $388,976)		388,985

TOTAL INVESTMENTS IN SECURITIES–99.96% (Cost $197,222,303)		267,661,666

OTHER ASSETS LESS LIABILITIES–0.04%		116,675

NET ASSETS–100.00%		$267,778,341

Investment Abbreviations:

REIT – Real Estate Investment Trust

Rts.   – Rights

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2020	Dividend Income
Invesco Ltd.	$549,469	$182,959	$(22,759)	$(133,021)	$(28,254)	$548,394	$17,810
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,740,175	10,627,977	(11,192,461)	-	-	1,175,691	7,735
Invesco Liquid Assets Portfolio, Institutional Class	1,183,097	7,851,684	(8,048,881)	975	326	987,201	7,687
Invesco Treasury Portfolio, Institutional Class	1,988,772	12,146,260	(12,791,385)	-	-	1,343,647	8,287
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	716,421	2,252,168	(2,968,589)	-	-	-	1,078
Invesco Liquid Assets Portfolio, Institutional Class	239,736	611,678	(851,173)	-	(241)	-	467
Invesco Private Government Fund	-	4,583,050	(4,291,311)	-	-	291,739	36
Invesco Private Prime Fund	-	880,024	(782,787)	9	-	97,246	13
Total	$6,417,670	$39,135,800	$(40,949,346)	$(132,037)	$(28,169)	$4,443,918	$43,113

(e)	All or a portion of this security was out on loan at June 30, 2020.
(f)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Industrials	14.45%
Information Technology	14.35
Financials	12.76
Health Care	12.60
Consumer Discretionary	11.69
Consumer Staples	6.58
Real Estate	5.88
Materials	5.60
Utilities	5.41
Energy	4.87
Communication Services	4.32
Money Market Funds Plus Other Assets Less Liabilities	1.49

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	24	September-2020	$3,708,240	$63,596	$63,596

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $192,614,257)*	$263,217,748

Investments in affiliates, at value (Cost $4,608,046)	4,443,918

Other investments: Variation margin receivable – futures contracts	52,295

Cash	10,570

Receivable for: Fund shares sold	324,103

Dividends	334,705

Investment for trustee deferred compensation and retirement plans	37,371

Total assets	268,420,710

Liabilities:
Payable for:
Fund shares reacquired	23,763

Collateral upon return of securities loaned	388,976

Accrued fees to affiliates	123,828

Accrued trustees’ and officers’ fees and benefits	1,894

Accrued other operating expenses	63,510

Trustee deferred compensation and retirement plans	40,398

Total liabilities	642,369

Net assets applicable to shares outstanding	$267,778,341

Net assets consist of:
Shares of beneficial interest	$194,527,578

Distributable earnings	73,250,763

$267,778,341

Net Assets:
Series I	$26,163,558

Series II	$241,614,783

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	1,322,487

Series II	12,618,328

Series I:
Net asset value per share	$19.78

Series II:
Net asset value per share	$19.15

*	At June 30, 2020, securities with an aggregate value of $378,322 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends	$2,874,689

Dividends from affiliates (includes securities lending income of $4,420)	45,939

Total investment income	2,920,628

Expenses:
Advisory fees	153,123

Administrative services fees	203,049

Custodian fees	6,754

Distribution fees - Series II	285,369

Transfer agent fees	2,248

Trustees’ and officers’ fees and benefits	8,623

Licensing fees	23,842

Reports to shareholders	4,043

Professional services fees	15,163

Other	712

Total expenses	702,926

Less: Fees waived	(3,126)

Net expenses	699,800

Net investment income	2,220,828

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Investment securities	(4,961,836)

Futures contracts	(667,283)

Net increase from payments by affiliates	215,409

(5,413,710)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(30,170,865)

Futures contracts	(30,449)

Net increase from payments by affiliates	3,926,018

(26,275,296)

Net realized and unrealized gain (loss)	(31,689,006)

Net increase (decrease) in net assets resulting from operations	$(29,468,178)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019
Operations:
Net investment income	$2,220,828	$3,603,999

Net realized gain (loss)	(5,629,119)	4,597,203

Change in net unrealized appreciation (depreciation)	(30,201,314)	55,462,807

Net increase from payments by affiliates	4,141,427	–

Net increase (decrease) in net assets resulting from operations	(29,468,178)	63,664,009

Distributions to shareholders from distributable earnings:
Series I	–	(984,182)
Series II	–	(7,440,206)
Total distributions from distributable earnings	–	(8,424,388)

Share transactions–net:
Series I	(1,083,981)	(92,725,236)
Series II	18,946,382	57,543,221
Net increase (decrease) in net assets resulting from share transactions	17,862,401	(35,182,015)
Net increase (decrease) in net assets	(11,605,777)	20,057,606

Net assets:
Beginning of period	279,384,118	259,326,512
End of period	$267,778,341	$279,384,118

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
			Net gains									to average		to average net
			(losses)									net assets		assets without		Ratio of net
	Net asset		on securities		Dividends	Distributions						with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return (b)		(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/20	$22.14	$0.19	$(2.55)	$(2.36)	$ –	$ –	$ –	$19.78	(10.66	)%(d)	$ 26,164	0.33	%(e)	0.33	%(e)	1.96	%(e)	17%
Year ended 12/31/19	17.80	0.34	4.73	5.07	(0.35)	(0.38)	(0.73)	22.14	28.79		31,327	0.35		0.35		1.71		39
Year ended 12/31/18	19.88	0.32	(1.80)	(1.48)	(0.23)	(0.37)	(0.60)	17.80	(7.87)		109,414	0.31		0.31		1.61		24
Year ended 12/31/17	17.24	0.29	2.87	3.16	(0.15)	(0.37)	(0.52)	19.88	18.58		127,462	0.32		0.32		1.55		22
Year ended 12/31/16	15.81	0.26	1.96	2.22	(0.10)	(0.69)	(0.79)	17.24	14.24		114,202	0.39		0.39		1.56		22
Year ended 12/31/15	19.98	0.26	(0.94)	(0.68)	(0.28)	(3.21)	(3.49)	15.81	(2.68)		27,974	0.55		0.55		1.38		25
Series II
Six months ended 06/30/20	21.46	0.16	(2.47)	(2.31)	–	–	–	19.15	(10.76	)(d)	241,615	0.58	(e)	0.58	(e)	1.71	(e)	17
Year ended 12/31/19	17.29	0.29	4.57	4.86	(0.31)	(0.38)	(0.69)	21.46	28.46		248,057	0.60		0.60		1.46		39
Year ended 12/31/18	19.35	0.26	(1.74)	(1.48)	(0.21)	(0.37)	(0.58)	17.29	(8.11)		149,913	0.56		0.56		1.36		24
Year ended 12/31/17	16.82	0.24	2.79	3.03	(0.13)	(0.37)	(0.50)	19.35	18.26		117,400	0.57		0.57		1.30		22
Year ended 12/31/16	15.44	0.21	1.93	2.14	(0.07)	(0.69)	(0.76)	16.82	14.01		48,936	0.64		0.64		1.31		22
Year ended 12/31/15	19.60	0.21	(0.92)	(0.71)	(0.24)	(3.21)	(3.45)	15.44	(2.92)		38,643	0.80		0.80		1.13		25

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Amount includes the effect of the Adviser pay-in for an economic loss as a result of a delay in rebalancing to the Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been (12.01)% and (12.16)% for Series I and Series II shares, respectively.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $27,120 and $229,487 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco V.I. Equally-Weighted S&P 500 Fund

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco V.I. Equally-Weighted S&P 500 Fund

K.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.120%
Over $2 billion	0.100%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.12%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $3,126.

The Adviser paid in to the Fund $4,141,427 for the economic loss as a result of a delay in rebalancing to the Index that occurred on April 24, 2020.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $20,129 for accounting and fund administrative services and was reimbursed $182,920 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2020, the Fund incurred $117 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$263,766,142	$–	$–	$263,766,142
Money Market Funds	3,506,539	388,985	–	3,895,524
Total Investments in Securities	267,272,681	388,985	–	267,661,666

Other Investments - Assets*
Futures Contracts	63,596	–	–	63,596
Total Investments	$267,336,277	$388,985	$–	$267,725,262

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

Value
Equity
Derivative Assets	Risk
Unrealized appreciation on futures contracts – Exchange-Traded(a)	$63,596
Derivatives not subject to master netting agreements	(63,596)
Total Derivative Assets subject to master netting agreements	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations

Equity
Risk
Realized Gain (Loss):
Futures contracts	$(667,283)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(30,449)
Total	$(697,732)

The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$5,250,185

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $69,176,774 and $43,788,817, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$77,313,634

Aggregate unrealized (depreciation) of investments	(8,957,745)

Net unrealized appreciation of investments	$68,355,889

    Cost of investments for tax purposes is $199,369,373.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Series I	188,294	$3,931,547	284,241	$5,873,493

Series II	1,609,497	29,327,309	3,153,361	62,882,016

Issued as reinvestment of dividends:
Series I	-	-	47,845	984,182

Series II	-	-	373,130	7,440,206

Reacquired:
Series I	(280,760)	(5,015,528)	(5,064,768)	(99,582,911)

Series II	(552,011)	(10,380,927)	(637,753)	(12,779,001)

Net increase (decrease) in share activity	965,020	$17,862,401	(1,843,944)	$(35,182,015)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 88% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. Equally-Weighted S&P 500 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$893.40	$1.55	$1,023.22	$1.66	0.33%
Series II	1,000.00	892.40	2.73	1,021.98	2.92	0.58

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Equally-Weighted S&P 500 Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Equally-Weighted S&P 500 Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the S&P 500® Equal Weight Index. The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board noted that the Fund is passively managed and discussed reasons for differences in the Fund’s performance versus its peers. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were

Invesco V.I. Equally-Weighted S&P 500 Fund

only three funds (including the Fund) in the expense group.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

    The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Equally-Weighted S&P 500 Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. Equity and Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VIEQI-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-9.25%
Series II Shares	-9.36
Russell 1000 Value Index▼ (Broad Market Index)	-16.26
Bloomberg Barclays U.S. Government/Credit Index▼ (Style-Specific Index)	7.21
Lipper VUF Mixed-Asset Target Allocation Growth Funds Index∎ (Peer Group Index)	-4.14
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Bloomberg Barclays U.S. Government/Credit Index is a broad-based benchmark that includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

The Lipper VUF Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class II shares of the predecessor fund, Universal Institutional Funds Equity and Income Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series II shares of Invesco Van Kampen V.I. Equity and Income Fund (renamed Invesco V.I. Equity and Income Fund on April 29, 2013). Returns shown above, prior to June 1, 2010, for Series II shares are those of the Class II shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Invesco V.I. Equity and Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (6/1/10)	7.87%
10 Years	8.21
5 Years	4.02
1 Year	-3.62

Series II Shares
Inception (4/30/03)	6.97%
10 Years	7.97
5 Years	3.75
1 Year	-3.87

sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Equity and Income Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Equity and Income Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–64.32%
Aerospace & Defense–3.01%
General Dynamics Corp.	122,592	$18,322,600
Raytheon Technologies Corp.	106,482	6,561,421
Textron, Inc.	196,783	6,476,129
		31,360,150

Apparel Retail–0.70%
TJX Cos., Inc. (The)	143,562	7,258,495

Apparel, Accessories & Luxury Goods–0.63%
Capri Holdings Ltd.(b)	418,114	6,535,122

Automobile Manufacturers–1.74%
General Motors Co.	715,344	18,098,203

Building Products–2.24%
Johnson Controls International PLC	411,038	14,032,837
Trane Technologies PLC	103,992	9,253,208
		23,286,045

Cable & Satellite–1.73%
Charter Communications, Inc.,
Class A(b)	16,404	8,366,696
Comcast Corp., Class A	248,179	9,674,018
		18,040,714

Commodity Chemicals–0.69%
Dow, Inc.	176,025	7,174,779

Communications Equipment–0.29%
Cisco Systems, Inc.	65,764	3,067,233

Diversified Banks–4.15%
Bank of America Corp.	880,673	20,915,984
Citigroup, Inc.	436,607	22,310,617
		43,226,601

Electric Utilities–1.98%
Duke Energy Corp.	79,480	6,349,657
Exelon Corp.	204,693	7,428,309
FirstEnergy Corp.	175,114	6,790,921
		20,568,887

Electronic Components–0.72%
Corning, Inc.	290,546	7,525,141

Fertilizers & Agricultural Chemicals–1.75%
Corteva, Inc.	530,847	14,221,391
Nutrien Ltd. (Canada)	124,432	3,994,267
		18,215,658

Food Distributors–1.52%
Sysco Corp.	145,309	7,942,590
US Foods Holding Corp.(b)	397,035	7,829,530
		15,772,120

Health Care Distributors–1.14%
McKesson Corp.	77,550	11,897,721

	Shares	Value

Health Care Equipment–1.94%
Medtronic PLC	126,186	$11,571,256
Zimmer Biomet Holdings, Inc.	72,384	8,639,754
		20,211,010

Health Care Services–0.88%
CVS Health Corp.	141,644	9,202,611

Health Care Supplies–0.53%
Alcon, Inc. (Switzerland)(b)	95,846	5,491,614

Home Improvement Retail–0.65%
Kingfisher PLC (United Kingdom)	2,472,633	6,755,487

Human Resource & Employment Services–0.03%
Adecco Group AG (Switzerland)	6,136	287,495

Insurance Brokers–0.79%
Willis Towers Watson PLC	41,848	8,241,964

Integrated Oil & Gas–2.60%
BP PLC (United Kingdom)	1,921,508	7,302,541
Chevron Corp.	142,597	12,723,930
Royal Dutch Shell PLC, Class A (United Kingdom)	440,645	7,011,675
		27,038,146

Internet & Direct Marketing Retail–0.82%
Booking Holdings, Inc.(b)	5,334	8,493,542

Investment Banking & Brokerage–4.01%
Charles Schwab Corp. (The)	144,654	4,880,626
Goldman Sachs Group, Inc. (The)	94,391	18,653,550
Morgan Stanley	377,571	18,236,679
		41,770,855

IT Consulting & Other Services–1.41%
Cognizant Technology Solutions Corp., Class A	259,200	14,727,744

Managed Health Care–1.40%
Anthem, Inc.	55,224	14,522,807

Multi-line Insurance–1.63%
American International Group, Inc.	543,342	16,941,404

Oil & Gas Exploration & Production–1.71%
Canadian Natural Resources Ltd. (Canada)	224,858	3,900,564
Devon Energy Corp.	428,463	4,858,771
Marathon Oil Corp.	839,651	5,138,664
Parsley Energy, Inc., Class A	368,753	3,938,282
		17,836,281

Other Diversified Financial Services–1.40%
Equitable Holdings, Inc.	305,334	5,889,893
Voya Financial, Inc.	186,803	8,714,360
		14,604,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Shares	Value

Packaged Foods & Meats–0.95%
Kellogg Co.	65,657	$4,337,301
Mondelez International, Inc., Class A	109,570	5,602,314
		9,939,615

Pharmaceuticals–5.41%
Bristol-Myers Squibb Co.	249,640	14,678,832
GlaxoSmithKline PLC (United Kingdom)	270,508	5,481,017
Johnson & Johnson	130,766	18,389,623
Pfizer, Inc.	227,651	7,444,188
Sanofi (France)	101,439	10,320,303
		56,313,963

Railroads–1.54%
CSX Corp.	230,474	16,073,257

Regional Banks–4.16%
Citizens Financial Group, Inc.	553,267	13,964,459
PNC Financial Services Group, Inc. (The)	149,052	15,681,761
Truist Financial Corp.	365,274	13,716,039
		43,362,259

Semiconductors–3.54%
Intel Corp.	226,892	13,574,948
NXP Semiconductors N.V. (Netherlands)	82,905	9,454,486
QUALCOMM, Inc.	151,676	13,834,368
		36,863,802

Specialty Chemicals–0.65%
DuPont de Nemours, Inc.	126,563	6,724,292

Systems Software–1.43%
Oracle Corp.	268,590	14,844,969

Technology Hardware, Storage & Peripherals–1.27%
Apple, Inc.	36,341	13,257,197

Tobacco–2.03%
Philip Morris International, Inc.	302,112	21,165,967

Wireless Telecommunication Services–1.25%
Vodafone Group PLC (United Kingdom)	8,145,529	12,988,536
Total Common Stocks & Other Equity Interests (Cost $629,108,630)		669,685,939

	Principal Amount
U.S. Dollar Denominated Bonds & Notes–25.71%
Aerospace & Defense–0.45%
BAE Systems Holdings, Inc. (United Kingdom), 2.85%, 12/15/2020(c)	$262,000	263,736
Northrop Grumman Corp., 2.08%, 10/15/2020	1,278,000	1,284,028
Precision Castparts Corp., 2.50%, 01/15/2023	333,000	349,223
Raytheon Co., 3.13%, 10/15/2020	2,375,000	2,394,179
Raytheon Technologies Corp., 4.45%, 11/16/2038	299,000	366,155
		4,657,321

Agricultural & Farm Machinery–0.12%
Deere & Co., 2.60%, 06/08/2022	1,161,000	1,205,779

	Principal Amount	Value

Agricultural Products–0.03%
Ingredion, Inc., 6.63%, 04/15/2037	$232,000	$327,275

Air Freight & Logistics–0.16%
FedEx Corp., 4.90%, 01/15/2034	402,000	486,874
5.10%, 01/15/2044	828,000	968,562
United Parcel Service, Inc., 3.40%, 11/15/2046	236,000	256,069
		1,711,505

Airlines–0.14%
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	287,645	244,793
Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.75%, 01/12/2021	117,399	115,759
Series 2012-1, Class A, 4.15%, 04/11/2024	304,793	286,154
United Airlines Pass Through Trust, Series 2014-2, Class A, 3.75%, 09/03/2026	370,672	339,050
Series 2018-1, Class AA, 3.50%, 03/01/2030	461,848	434,127
		1,419,883

Alternative Carriers–0.48%
GCI Liberty, Inc., Conv., 1.75%, 10/05/2023(c)(d)	2,143,000	3,006,579
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024(c)	2,431,000	1,937,203
		4,943,782
Application Software–0.87%
Nuance Communications, Inc., Conv., 1.00%, 12/15/2022(d)	2,458,000	2,909,027
1.25%, 04/01/2025	1,558,000	2,180,043
RealPage, Inc., Conv., 1.50%, 11/15/2022	628,000	1,013,396
Workday, Inc., Conv., 0.25%, 10/01/2022	2,173,000	2,997,624
		9,100,090

Asset Management & Custody Banks–0.37%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(c)	2,715,000	2,951,359
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	420,000	463,021
Carlyle Holdings Finance LLC, 3.88%, 02/01/2023(c)	98,000	104,396
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(c)	287,000	346,050
		3,864,826

Automobile Manufacturers–0.09%
General Motors Co., 6.60%, 04/01/2036	361,000	392,895
General Motors Financial Co., Inc., 5.25%, 03/01/2026	459,000	500,589
		893,484

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Automotive Retail–0.06%
Advance Auto Parts, Inc., 4.50%, 12/01/2023	$602,000	$653,490

Biotechnology–1.07%
AbbVie, Inc., 4.50%, 05/14/2035	656,000	809,937
4.05%, 11/21/2039(c)	1,288,000	1,495,869
4.85%, 06/15/2044(c)	864,000	1,081,217
BioMarin Pharmaceutical, Inc., Conv., 1.50%, 10/15/2020	2,172,000	2,859,347
Gilead Sciences, Inc., 2.55%, 09/01/2020	1,643,000	1,648,972
4.40%, 12/01/2021	448,000	468,746
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	1,685,000	2,818,545
		11,182,633

Brewers–0.36%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc. (Belgium), 4.70%, 02/01/2036	914,000	1,078,744
4.90%, 02/01/2046	1,021,000	1,252,689
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(c)	910,000	1,026,688
Molson Coors Beverage Co., 4.20%, 07/15/2046	361,000	351,717
		3,709,838

Broadcasting–0.68%
Liberty Media Corp., Conv., 2.25%, 10/05/2021(d)	1,399,000	671,613
1.38%, 10/15/2023	5,513,000	5,812,907
Liberty Formula One, Conv., 1.00%, 01/30/2023	520,000	566,456
		7,050,976

Cable & Satellite–1.23%
BofA Finance LLC, Conv., 0.13%, 09/01/2022	2,151,000	2,242,418
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	969,000	1,033,504
Comcast Corp., 4.15%, 10/15/2028	905,000	1,089,515
6.45%, 03/15/2037	278,000	412,140
3.90%, 03/01/2038	746,000	886,689
DISH Network Corp., Conv., 3.38%, 08/15/2026	7,388,000	6,805,195
NBCUniversal Media LLC, 5.95%, 04/01/2041	197,000	293,055
		12,762,516

Commodity Chemicals–0.09%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(c)	678,000	910,522

Communications Equipment–0.44%
Finisar Corp., Conv., 0.50%, 12/15/2021(d)	1,013,000	1,045,720

	Principal Amount	Value
Communications Equipment–(continued)
Viavi Solutions, Inc., Conv., 1.75%, 06/01/2023	$1,295,000	$1,449,101
1.00%, 03/01/2024	1,806,000	2,083,058
		4,577,879

Consumer Finance–0.34%
American Express Co., 3.63%, 12/05/2024	306,000	339,732
Capital One Financial Corp., 3.20%, 01/30/2023	943,000	993,856
Discover Bank, 3.35%, 02/06/2023	1,500,000	1,583,463
Synchrony Financial, 3.95%, 12/01/2027	546,000	570,969
		3,488,020

Data Processing & Outsourced Services–0.20%
Euronet Worldwide, Inc., Conv., 0.75%, 03/15/2025(d)	554,000	538,419
Fiserv, Inc., 3.80%, 10/01/2023	1,397,000	1,527,283
		2,065,702

Diversified Banks–2.49%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.88%, 01/25/2022(c)	350,000	361,791
Australia & New Zealand Banking Group Ltd. (Australia),
2.70%, 11/16/2020	2,690,000	2,713,405
2.30%, 06/01/2021	713,000	725,665
Bank of America Corp., 3.25%, 10/21/2027	515,000	568,306
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(c)	700,000	747,842
Citigroup, Inc., 3.67%, (3 mo. USD LIBOR + 1.39%), 07/24/2028(e)	496,000	553,255
6.68%, 09/13/2043	741,000	1,146,526
5.30%, 05/06/2044	228,000	303,229
4.75%, 05/18/2046	341,000	436,529
HSBC Holdings PLC (United Kingdom), 2.63% (3 mo. USD LIBOR + 1.14%), 11/07/2025(e)	1,775,000	1,841,741
JPMorgan Chase & Co.,
4.50%, 01/24/2022	74,000	78,645
3.20%, 06/15/2026	379,000	421,005
3.51%, (3 mo. USD LIBOR + 0.95%), 01/23/2029(e)	1,043,000	1,166,000
4.26%, (3 mo. USD LIBOR + 1.58%), 02/22/2048(e)	479,000	604,802
3.90%, (3 mo. USD LIBOR + 1.22%), 01/23/2049(e)	1,043,000	1,262,362
Series V, 3.62% (3 mo. USD LIBOR + 3.32%)(e)(f)	582,000	514,721
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(c)	200,000	218,132
National Australia Bank Ltd. (Australia), 1.88%, 07/12/2021	945,000	959,674
SMBC Aviation Capital Finance DAC (Ireland), 2.65%, 07/15/2021(c)	315,000	316,443

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Diversified Banks–(continued)
Societe Generale S.A. (France), 2.63%, 09/16/2020(c)	$890,000	$894,206
5.00%, 01/17/2024(c)	735,000	795,711
Standard Chartered PLC (United Kingdom), 3.05%, 01/15/2021(c)	680,000	688,308
Sumitomo Mitsui Banking Corp. (Japan), 2.65%, 07/23/2020	715,000	715,923
U.S. Bancorp, Series W, 3.10%, 04/27/2026	2,087,000	2,319,089
Wells Fargo & Co., 3.55%, 09/29/2025	596,000	666,056
4.10%, 06/03/2026	410,000	462,500
4.65%, 11/04/2044	632,000	785,268
Westpac Banking Corp. (Australia), 2.10%, 05/13/2021	3,590,000	3,643,439
		25,910,573

Diversified Capital Markets–0.42%
Credit Suisse AG (Switzerland), 6.50%, 08/08/2023(c)	686,000	751,971
Conv., 0.50%, 06/24/2024(c)	3,834,000	3,669,905
		4,421,876

Diversified Metals & Mining–0.02%
Rio Tinto Finance USA Ltd. (Australia), 7.13%, 07/15/2028	182,000	255,413

Drug Retail–0.16%
CVS Pass-Through Trust, 6.04%, 12/10/2028	603,036	681,891
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/2021	548,000	565,322
4.50%, 11/18/2034	404,000	452,688
		1,699,901

Electric Utilities–0.32%
Electricite de France S.A. (France), 4.88%, 01/22/2044(c)	846,000	1,001,142
Georgia Power Co., Series B, 3.70%, 01/30/2050	341,000	380,180
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	519,000	589,235
Ohio Power Co., Series M, 5.38%, 10/01/2021	182,000	192,869
PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	68,120
Xcel Energy, Inc., 3.50%, 12/01/2049	957,000	1,071,998
		3,303,544

Environmental & Facilities Services–0.05%
Waste Management, Inc., 3.90%, 03/01/2035	427,000	506,706

Food Retail–0.32%
Nestle Holdings, Inc., 3.10%, 09/24/2021(c)	3,190,000	3,290,099

General Merchandise Stores–0.03%
Dollar General Corp., 3.25%, 04/15/2023	333,000	355,688

	Principal Amount	Value
Health Care Equipment–1.07%
Becton, Dickinson and Co., 4.88%, 05/15/2044	$342,000	$424,217
DexCom, Inc., Conv., 0.75%, 12/01/2023	2,639,000	6,553,115
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025(c)	1,758,000	1,606,935
Medtronic, Inc., 4.38%, 03/15/2035	234,000	305,985
NuVasive, Inc., Conv., 2.25%, 03/15/2021	1,710,000	1,882,197
Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(c)	338,000	395,417
		11,167,866

Health Care REITs–0.09%
Healthpeak Properties, Inc., 4.20%, 03/01/2024	438,000	477,825
3.88%, 08/15/2024	461,000	507,259
		985,084

Health Care Services–0.29%
Cigna Corp., 4.80%, 08/15/2038	298,000	378,198
CVS Health Corp., 3.38%, 08/12/2024	341,000	371,844
4.10%, 03/25/2025	1,237,000	1,399,214
Laboratory Corp. of America Holdings, 3.20%, 02/01/2022	548,000	568,579
4.70%, 02/01/2045	241,000	293,928
		3,011,763

Health Care Technology–0.36%
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027(c)	3,333,000	3,699,168

Home Improvement Retail–0.12%
Home Depot, Inc. (The), 2.00%, 04/01/2021	575,000	581,783
Lowe’s Cos., Inc., 4.55%, 04/05/2049	508,000	644,320
		1,226,103

Homebuilding–0.10%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043	956,000	1,008,312

Hotel & Resort REITs–0.02%
Service Properties Trust, 5.00%, 08/15/2022	182,000	178,806

Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	228,000	246,891

Integrated Oil & Gas–0.06%
Husky Energy, Inc. (Canada), 3.95%, 04/15/2022	274,000	280,057
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	304,000	328,391
		608,448

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal
	Amount	Value
Integrated Telecommunication Services–0.69%
AT&T, Inc., 3.00%, 06/30/2022	$474,000	$495,199
3.40%, 05/15/2025	263,000	289,370
4.30%, 02/15/2030	318,000	371,815
4.50%, 05/15/2035	421,000	499,989
5.35%, 09/01/2040	92,000	115,780
4.80%, 06/15/2044	491,000	582,128
5.15%, 11/15/2046	128,000	161,209
Orange S.A. (France), 4.13%, 09/14/2021	1,385,000	1,447,803
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	328,000	477,763
4.67%, 03/06/2038	750,000	897,329
5.21%, 03/08/2047	700,000	878,944
Verizon Communications, Inc., 4.40%, 11/01/2034	297,000	369,449
4.81%, 03/15/2039	459,000	600,395
		7,187,173

Interactive Media & Services–0.56%
JOYY, Inc. (China), Conv., 1.38%, 06/15/2024(d)	3,894,000	4,307,426
Zillow Group, Inc., Conv., 2.75%, 05/15/2025	1,282,000	1,497,004
		5,804,430

Internet & Direct Marketing Retail–0.85%
Booking Holdings, Inc., Conv., 0.90%, 09/15/2021	1,430,000	1,522,930
0.75%, 05/01/2025(c)	345,000	427,909
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(c)	3,211,000	4,169,531
Trip.com Group Ltd. (China), Conv., 1.25%, 09/15/2022	2,721,000	2,717,499
		8,837,869

Investment Banking & Brokerage–0.72%
Goldman Sachs Group, Inc. (The), 5.25%, 07/27/2021	364,000	382,269
4.25%, 10/21/2025	502,000	566,151
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	5,920,000	5,877,621
Morgan Stanley, 4.00%, 07/23/2025	619,000	702,303
		7,528,344

IT Consulting & Other Services–0.04%
DXC Technology Co., 4.45%, 09/18/2022	446,000	466,236

Life & Health Insurance–0.33%
Athene Global Funding, 4.00%, 01/25/2022(c)	1,110,000	1,149,328
2.75%, 06/25/2024(c)	260,000	263,401
Jackson National Life Global Funding, 2.10%, 10/25/2021(c)	479,000	488,577
3.25%, 01/30/2024(c)	438,000	467,939
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(c)	405,000	474,533
Prudential Financial, Inc., 3.91%, 12/07/2047	141,000	160,507

	Principal
	Amount	Value
Life & Health Insurance–(continued)
Reliance Standard Life Global Funding II, 3.05%, 01/20/2021(c)	$423,000	$427,412
		3,431,697

Managed Health Care–0.06%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	543,000	632,094

Movies & Entertainment–0.19%
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	1,953,000	1,985,957

Multi-line Insurance–0.23%
American International Group, Inc., 4.38%, 01/15/2055	656,000	755,083
Guardian Life Global Funding, 2.90%, 05/06/2024(c)	669,000	713,819
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(c)	887,000	937,292
		2,406,194

Multi-Utilities–0.12%
NiSource, Inc., 4.38%, 05/15/2047	562,000	679,928
Sempra Energy, 3.80%, 02/01/2038	551,000	596,366
		1,276,294

Office REITs–0.06%
Office Properties Income Trust, 4.00%, 07/15/2022	664,000	661,933

Oil & Gas Equipment & Services–0.07%
Oil States International, Inc., Conv., 1.50%, 02/15/2023	1,451,000	731,770

Oil & Gas Exploration & Production–0.15%
Cameron LNG LLC, 3.70%, 01/15/2039(c)	606,000	652,021
ConocoPhillips, 4.15%, 11/15/2034	217,000	241,206
Noble Energy, Inc., 5.25%, 11/15/2043	756,000	693,976
		1,587,203

Oil & Gas Storage & Transportation–0.80%
Energy Transfer Operating L.P., 4.20%, 09/15/2023	1,722,000	1,831,776
4.90%, 03/15/2035	325,000	326,787
5.00%, 05/15/2050	716,000	679,034
Enterprise Products Operating LLC, 6.45%, 09/01/2040	23,000	30,580
4.25%, 02/15/2048	686,000	748,648
Kinder Morgan, Inc., 5.30%, 12/01/2034	384,000	447,045
MPLX L.P., 4.50%, 07/15/2023	1,656,000	1,781,998
4.50%, 04/15/2038	799,000	799,697
Plains All American Pipeline L.P./PAA Finance Corp., 3.65%, 06/01/2022	323,000	330,315
Spectra Energy Partners L.P., 4.50%, 03/15/2045	488,000	553,593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal
	Amount	Value
Oil & Gas Storage & Transportation–(continued)
Sunoco Logistics Partners Operations L.P., 5.30%, 04/01/2044	$587,000	$567,305
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	169,000	227,229
		8,324,007

Other Diversified Financial Services–2.40%
Convertible Trust - Consumer, Series 2018-1, 0.25%, 01/17/2024	5,674,000	5,761,379
Convertible Trust - Energy, Series 2019-1, 0.33%, 09/19/2024	5,688,000	5,751,706
Convertible Trust - Healthcare, Series 2018-1, 0.25%, 02/05/2024	5,897,000	6,359,325
Convertible Trust - Media, Series 2019, Class 1, 0.25%, 12/04/2024	5,704,000	6,133,511
MassMutual Global Funding II, 2.00%, 04/15/2021(c)	945,000	957,740
		24,963,661

Packaged Foods & Meats–0.06%
Kraft Heinz Foods Co. (The), 4.63%, 10/01/2039(c)	525,000	528,672
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	60,000	69,507
		598,179

Paper Packaging–0.14%
International Paper Co., 6.00%, 11/15/2041	223,000	294,385
Packaging Corp. of America, 4.50%, 11/01/2023	1,037,000	1,142,557
		1,436,942

Pharmaceuticals–0.90%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(c)	985,000	1,151,708
Bayer US Finance LLC (Germany), 3.00%, 10/08/2021(c)	590,000	605,720
Bristol-Myers Squibb Co., 4.00%, 08/15/2023(c)	485,000	535,296
4.13%, 06/15/2039(c)	603,000	772,192
4.63%, 05/15/2044(c)	1,390,000	1,866,204
GlaxoSmithKline Capital, Inc. (United Kingdom), 6.38%, 05/15/2038	64,000	97,451
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026(c)	1,374,000	1,391,719
Mylan N.V., 3.15%, 06/15/2021	393,000	401,251
Pacira BioSciences, Inc., Conv., 2.38%, 04/01/2022	1,080,000	1,181,201
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	1,057,000	935,516
Zoetis, Inc., 4.70%, 02/01/2043	333,000	440,488
		9,378,746

Property & Casualty Insurance–0.24%
Allstate Corp. (The), 3.28%, 12/15/2026	292,000	333,721

	Principal
	Amount	Value
Property & Casualty Insurance–(continued)
Markel Corp., 5.00%, 03/30/2043	$351,000	$416,864
5.00%, 05/20/2049	482,000	600,155
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	605,000	790,224
W.R. Berkley Corp., 4.63%, 03/15/2022	382,000	402,724
		2,543,688

Railroads–0.21%
CSX Corp., 5.50%, 04/15/2041	346,000	477,295
Norfolk Southern Corp., 3.40%, 11/01/2049	456,000	501,297
Union Pacific Corp., 3.65%, 02/15/2024	92,000	100,758
4.15%, 01/15/2045	401,000	483,365
3.84%, 03/20/2060	519,000	612,952
		2,175,667

Regional Banks–0.11%
Citizens Financial Group, Inc., 2.38%, 07/28/2021	415,000	420,345
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	669,000	772,199
		1,192,544

Reinsurance–0.14%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	1,015,000	1,116,480
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	352,000	385,253
		1,501,733

Renewable Electricity–0.05%
Oglethorpe Power Corp., 4.55%, 06/01/2044	529,000	569,535

Restaurants–0.08%
Starbucks Corp., 3.55%, 08/15/2029	685,000	781,586

Retail REITs–0.10%
Regency Centers L.P., 2.95%, 09/15/2029	745,000	756,618
4.65%, 03/15/2049	256,000	291,869
		1,048,487

Semiconductors–1.16%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	610,000	656,454
Cree, Inc., Conv., 0.88%, 09/01/2023	1,922,000	2,264,758
1.75%, 05/01/2026(c)	1,370,000	1,935,125
Microchip Technology, Inc., Conv., 1.63%, 02/15/2027	1,983,000	2,929,976
Micron Technology, Inc., 4.66%, 02/15/2030	670,000	783,339
NXP B.V./NXP Funding LLC (Netherlands), 5.35%, 03/01/2026(c)	656,000	780,870
ON Semiconductor Corp., Conv., 1.00%, 12/01/2020	1,548,000	1,807,147

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Semiconductors–(continued)
Silicon Laboratories, Inc., Conv., 1.38%, 03/01/2022	$563,000	$680,215
Texas Instruments, Inc., 2.63%, 05/15/2024	210,000	225,854
		12,063,738

Specialized REITs–0.19%
Crown Castle International Corp., 4.75%, 05/15/2047	46,000	56,981
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,487,945
LifeStorage L.P., 3.50%, 07/01/2026	404,000	433,345
		1,978,271

Specialty Chemicals–0.02%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	156,000	190,135

Systems Software–0.44%
FireEye, Inc., Series B, Conv., 1.63%, 06/01/2022(d)	1,587,000	1,503,971
Series A, Conv., 1.00%, 06/01/2025(d)	1,566,000	1,563,506
Microsoft Corp., 3.50%, 02/12/2035	367,000	449,572
Oracle Corp., 3.60%, 04/01/2040	965,000	1,099,240
		4,616,289

Technology Distributors–0.07%
Avnet, Inc., 4.63%, 04/15/2026	641,000	726,091

Technology Hardware, Storage & Peripherals–0.54%
Apple, Inc., 2.15%, 02/09/2022	652,000	671,006
3.35%, 02/09/2027	305,000	346,179
Dell International LLC/EMC Corp., 5.45%, 06/15/2023(c)	587,000	642,319
8.35%, 07/15/2046(c)	14,000	18,206
SanDisk LLC, Conv., 0.50%, 10/15/2020	2,520,000	2,169,015
Western Digital Corp., Conv., 1.50%, 02/01/2024	1,916,000	1,810,685
		5,657,410

Tobacco–0.31%
Altria Group, Inc., 5.80%, 02/14/2039	1,088,000	1,358,135
Philip Morris International, Inc., 3.60%, 11/15/2023	369,000	407,123
4.88%, 11/15/2043	1,102,000	1,419,607
		3,184,865

Trading Companies & Distributors–0.12%
Air Lease Corp., 3.00%, 09/15/2023	63,000	62,170
4.25%, 09/15/2024	392,000	399,007
Aircastle Ltd., 4.40%, 09/25/2023	761,000	738,675
		1,199,852

	Principal Amount	Value
Trucking–0.15%
Aviation Capital Group LLC, 2.88%, 01/20/2022(c)	$1,015,000	$970,282
4.88%, 10/01/2025(c)	669,000	613,513
		1,583,795

Wireless Telecommunication Services–0.29%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	600,000	724,253
Rogers Communications, Inc. (Canada), 4.50%, 03/15/2043	533,000	634,414
4.30%, 02/15/2048	1,379,000	1,641,609
		3,000,276
Total U.S. Dollar Denominated Bonds & Notes (Cost $242,646,583)		267,654,453

U.S. Treasury Securities–3.59%
U.S. Treasury Bills–0.00% 0.00%, 09/03/2020(g)(h)	15,000	14,997
U.S. Treasury Bonds–0.65% 4.50%, 02/15/2036	2,636,800	4,037,033
4.50%, 08/15/2039	36,400	57,988
4.38%, 05/15/2040	72,800	115,075
2.00%, 02/15/2050	2,198,600	2,517,311
		6,727,407

U.S. Treasury Notes–2.94%
2.63%, 11/15/2020	545,600	550,587
0.13%, 06/30/2022	5,189,300	5,186,665
0.25%, 06/15/2023	15,880,500	15,915,239
0.25%, 06/30/2025	4,110,100	4,102,474
0.50%, 06/30/2027	3,189,800	3,192,167
0.63%, 05/15/2030	1,681,100	1,676,240
		30,623,372
Total U.S. Treasury Securities (Cost $36,598,003)		37,365,776

	Shares
Preferred Stocks–0.60%
Asset Management & Custody Banks–0.16%
AMG Capital Trust II, 5.15%, Conv. Pfd.	42,732	1,699,386

Diversified Banks–0.03%
Wells Fargo & Co., 5.85%, Series Q, Pfd.	10,911	270,156

Oil & Gas Storage & Transportation–0.41%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	4,245,886
Total Preferred Stocks (Cost $5,854,432)		6,215,428

	Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.10%
Federal Home Loan Mortgage Corp. (FHLMC)–0.10%
6.75%, 03/15/2031	$682,000	1,073,955
5.50%, 02/01/2037	14	16
		1,073,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–0.00%
5.50%, 03/01/2021	$8	$8
9.50%, 04/01/2030	809	916
		924
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $843,241)		1,074,895

	Shares
Money Market Funds–5.19%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(i)(j)	20,341,529	20,341,529

	Shares	Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(i)(j)	10,502,686	$10,510,038
Invesco Treasury Portfolio, Institutional Class, 0.08%(i)(j)	23,247,462	23,247,462
Total Money Market Funds (Cost $54,088,473)		54,099,029
TOTAL INVESTMENTS IN SECURITIES–99.51% (Cost $969,139,362)		1,036,095,520
OTHER ASSETS LESS LIABILITIES—0.49%		5,063,959
NET ASSETS–100.00%		$1,041,159,479

Investment Abbreviations:

Conv.	- Convertible
LIBOR	- London Interbank Offered Rate
Pfd.	- Preferred
REIT	- Real Estate Investment Trust
USD	- U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2020 was $54,502,017, which represented 5.23% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2020.
(f)	Perpetual bond with no specified maturity date.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$19,017,510	$48,895,329	$(47,571,310)	$-	$-	$20,341,529	$66,796
Invesco Liquid Assets Portfolio, Institutional Class	13,563,951	34,925,235	(37,988,037)	8,248	641	10,510,038	62,668
Invesco Treasury Portfolio, Institutional Class	21,734,298	55,880,375	(54,367,211)	-	-	23,247,462	71,797
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	-	10,778,973	(10,778,973)	-	-	-	1,310
Invesco Liquid Assets Portfolio, Institutional Class	-	3,141,262	(3,139,648)	-	(1,614)	-	865
Invesco Private Government Fund	-	4,768,622	(4,768,622)	-	-	-	35
Invesco Private Prime Fund	-	1,551,000	(1,551,000)	-	-	-	14
Total	$54,315,759	$159,940,796	$(160,164,801)	$8,248	$(973)	$54,099,029	$203,485

(j)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Portfolio Composition

By security type, based on Net Assets

as of June 30, 2020

Common Stocks & Other Equity Interests	64.32%
U.S. Dollar Denominated Bonds & Notes	25.71
U.S. Treasury Securities	3.59
Security Types Each Less Than 1% of Portfolio	0.70
Money Market Funds Plus Other Assets Less Liabilities	5.68

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	12	September-2020	$(1,508,906)	$(4,337)	$(4,337)

Open Forward Foreign Currency Contracts

Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/10/2020	Bank of New York Mellon (The)	GBP	12,032,789	USD	15,103,677	$193,139
07/10/2020	State Street Bank & Trust Co.	CAD	4,931,136	USD	3,646,493	14,158
07/10/2020	State Street Bank & Trust Co.	EUR	412,350	USD	466,196	2,844
07/10/2020	State Street Bank & Trust Co.	GBP	14,830,604	USD	18,628,121	250,645
07/10/2020	State Street Bank & Trust Co.	USD	706,369	CAD	961,268	1,713
07/10/2020	State Street Bank & Trust Co.	USD	639,245	CHF	609,060	3,738
07/10/2020	State Street Bank & Trust Co.	USD	379,716	EUR	338,553	710
Subtotal—Appreciation						466,947

Currency Risk
07/10/2020	State Street Bank & Trust Co.	CAD	180,450	USD	132,590	(331)
07/10/2020	State Street Bank & Trust Co.	CHF	4,868,228	USD	5,068,664	(70,710)
07/10/2020	State Street Bank & Trust Co.	EUR	6,948,318	USD	7,768,906	(38,809)
07/10/2020	State Street Bank & Trust Co.	GBP	572,896	USD	709,225	(684)
07/10/2020	State Street Bank & Trust Co.	USD	97,779	CAD	131,543	(883)
07/10/2020	State Street Bank & Trust Co.	USD	143,852	CHF	135,845	(441)
07/10/2020	State Street Bank & Trust Co.	USD	106,237	EUR	94,338	(231)
07/10/2020	State Street Bank & Trust Co.	USD	3,938,775	GBP	3,148,772	(36,945)
Subtotal—Depreciation						(149,034)
Total Forward Foreign Currency Contracts						$317,913

Abbreviations:

CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $915,050,889)	$981,996,491

Investments in affiliated money market funds, at value (Cost $54,088,473)	54,099,029

Other investments:
Variation margin receivable - futures contracts	375

Unrealized appreciation on forward foreign currency contracts outstanding	466,947

Cash	2,015,020

Foreign currencies, at value (Cost $259,272)	259,125

Receivable for:

Investments sold	767

Fund shares sold	123,550

Dividends	1,519,175

Interest	1,769,019

Investment for trustee deferred compensation and retirement plans	150,383

Total assets	1,042,399,881

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	149,034

Payable for:
Fund shares reacquired	378,574

Accrued fees to affiliates	543,496

Accrued trustees’ and officers’ fees and benefits	3,848

Trustee deferred compensation and retirement plans	165,450

Total liabilities	1,240,402

Net assets applicable to shares outstanding	$1,041,159,479

Net assets consist of:
Shares of beneficial interest	$891,352,820

Distributable earnings	149,806,659

$1,041,159,479

Net Assets:
Series I	$42,368,642

Series II	$998,790,837

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	2,664,338

Series II	63,243,039

Series I:

Net asset value per share	$15.90
Series II:
Net asset value per share	$15.79

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $142,271)	$10,214,775

Interest	3,910,311

Dividends from affiliated money market funds (includes securities lending income of $64,330)	265,591

Total investment income	14,390,677

Expenses:
Advisory fees	2,077,553

Administrative services fees	901,912

Distribution fees - Series II	1,296,837

Transfer agent fees	17,279

Trustees’ and officers’ fees and benefits	12,477

Professional services fees	13,692

Other	(25,862)

Total expenses	4,293,888

Less: Fees waived	(28,464)

Net expenses	4,265,424

Net investment income	10,125,253

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	2,697,049

Foreign currencies	424,777

Forward foreign currency contracts	87,350

Futures contracts	(82,067)

3,127,109

Change in net unrealized appreciation (depreciation) of:
Investment securities	(141,782,706)

Foreign currencies	(12,281)

Forward foreign currency contracts	1,484,668

Futures contracts	(9,444)

(140,319,763)

Net realized and unrealized gain (loss)	(137,192,654)

Net increase (decrease) in net assets resulting from operations	$(127,067,401)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019
Operations:
Net investment income	$10,125,253	$23,135,130

Net realized gain	3,127,109	83,910,028

Change in net unrealized appreciation (depreciation)	(140,319,763)	121,055,875

Net increase (decrease) in net assets resulting from operations	(127,067,401)	228,101,033

Distributions to shareholders from distributable earnings:
Series I	-	(4,953,688)

Series II	-	(114,458,310)

Total distributions from distributable earnings	-	(119,411,998)

Share transactions–net:
Series I	(3,628,084)	(131,330,818)
Series II	(114,145,104)	100,806,762

Net increase (decrease) in net assets resulting from share transactions	(117,773,188)	(30,524,056)

Net increase (decrease) in net assets	(244,840,589)	78,164,979

Net assets:
Beginning of period	1,286,000,068	1,207,835,089

End of period	$1,041,159,479	$1,286,000,068

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net
			(losses)								net assets		assets without		Ratio of net
	Net asset		on securities		Dividends	Distributions					with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/20	$17.52	$0.17	$(1.79)	$(1.62)	$—	$—	$—	$15.90	(9.25)%	$42,369	0.54	%(d)	0.55	%(d)	2.12	%(d)	55%
Year ended 12/31/19	16.12	0.36	2.82	3.18	(0.47)	(1.31)	(1.78)	17.52	20.37	50,731	0.54		0.55		2.02		150
Year ended 12/31/18	19.04	0.35	(2.00)	(1.65)	(0.43)	(0.84)	(1.27)	16.12	(9.50)	165,924	0.54		0.55		1.91		150
Year ended 12/31/17	17.76	0.35 (e)	1.58	1.93	(0.31)	(0.34)	(0.65)	19.04	11.03	184,768	0.55		0.56		1.93	(e)	119
Year ended 12/31/16	16.23	0.29	2.10	2.39	(0.32)	(0.54)	(0.86)	17.76	15.12	157,774	0.60		0.61		1.78		101
Year ended 12/31/15	18.93	0.28	(0.78)	(0.50)	(0.49)	(1.71)	(2.20)	16.23	(2.29)	96,287	0.64		0.65		1.55		87
Series II
Six months ended 06/30/20	17.42	0.15	(1.78)	(1.63)	—	—	—	15.79	(9.36)	998,791	0.79	(d)	0.80	(d)	1.87	(d)	55
Year ended 12/31/19	16.04	0.31	2.80	3.11	(0.42)	(1.31)	(1.73)	17.42	20.01	1,235,269	0.79		0.80		1.77		150
Year ended 12/31/18	18.95	0.31	(2.00)	(1.69)	(0.38)	(0.84)	(1.22)	16.04	(9.73)	1,041,911	0.79		0.80		1.66		150
Year ended 12/31/17	17.68	0.31 (e)	1.57	1.88	(0.27)	(0.34)	(0.61)	18.95	10.78	1,385,490	0.80		0.81		1.68	(e)	119
Year ended 12/31/16	16.16	0.25	2.09	2.34	(0.28)	(0.54)	(0.82)	17.68	14.84	1,314,323	0.85		0.86		1.53		101
Year ended 12/31/15	18.86	0.23	(0.78)	(0.55)	(0.44)	(1.71)	(2.15)	16.16	(2.58)	1,129,261	0.89		0.90		1.30		87

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $43,788 and $1,042,766 for Series I and Series II shares, respectively.
(e)

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2017. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.30 and 1.64% and $0.26 and 1.39% for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Equity and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objectives are both capital appreciation and current income.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Invesco V.I. Equity and Income Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco V.I. Equity and Income Fund

K.

Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
N.

Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 150 million	0.500%
Next $100 million	0.450%
Next $100 million	0.400%
Over $350 million	0.350%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.38%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $28,464.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $91,224 for accounting and fund administrative services and was reimbursed $810,688 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to

Invesco V.I. Equity and Income Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as

Distribution fees.

For the six months ended June 30, 2020, the Fund incurred $318 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks & Other Equity Interests	$614,047,271	$55,638,668	$–	$669,685,939

U.S. Dollar Denominated Bonds & Notes	–	267,654,453	–	267,654,453

U.S. Treasury Securities	–	37,365,776	–	37,365,776

Preferred Stocks	6,215,428	–	–	6,215,428

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	1,074,895	–	1,074,895

Money Market Funds	54,099,029	–	–	54,099,029

Total Investments in Securities	674,361,728	361,733,792	–	1,036,095,520

Other Investments - Assets*

Forward Foreign Currency Contracts	–	466,947	–	466,947

Other Investments - Liabilities*

Futures Contracts	(4,337)	–	–	(4,337)

Forward Foreign Currency Contracts	–	(149,034)	–	(149,034)

	(4,337)	(149,034)	–	(153,371)

Total Other Investments	(4,337)	317,913	–	313,576

Total Investments	$674,357,391	$362,051,705	$–	$1,036,409,096

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco V.I. Equity and Income Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total

Unrealized appreciation on forward foreign currency contracts outstanding	$466,947	$-	$466,947

Derivatives not subject to master netting agreements	-	-	-

Total Derivative Assets subject to master netting agreements	$466,947	$-	$466,947

	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts — Exchange-Traded(a)	$-	$(4,337)	$(4,337)

Unrealized depreciation on forward foreign currency contracts outstanding	(149,034)	-	(149,034)

Total Derivative Liabilities	(149,034)	(4,337)	(153,371)

Derivatives not subject to master netting agreements	-	4,337	4,337

Total Derivative Liabilities subject to master netting agreements	$(149,034)	$-	$(149,034)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2020.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Bank of New York Mellon (The)	$193,139	$ -	$193,139	$-	$-	$193,139

State Street Bank & Trust Co.	273,808	(149,034)	124,774	-	-	124,774

Total	$466,947	$(149,034)	$317,913	$-	$-	$317,913

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$87,350	$-	$87,350

Futures contracts	-	(82,067)	(82,067)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	1,484,668	-	1,484,668

Futures contracts	-	(9,444)	(9,444)

Total	$1,572,018	$(91,511)	$1,480,507

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts

Average notional value	$70,151,896	$1,592,935

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco V.I. Equity and Income Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $169,604,528 and $145,573,797, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $402,905,223 and $528,376,661, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$142,573,735
Aggregate unrealized (depreciation) of investments	(81,956,955)
Net unrealized appreciation of investments	$60,616,780

    Cost of investments for tax purposes is $975,792,316.

NOTE 9—Share Information

		Summary of Share Activity
	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Series I	59,147	$928,707	400,977	$7,034,559
Series II	2,195,200	33,829,530	10,719,286	190,855,182

Issued as reinvestment of dividends:
Series I	-	-	298,775	4,953,688
Series II	-	-	6,936,867	114,458,310

Reacquired:
Series I	(291,010)	(4,556,791)	(8,098,584)	(143,319,065)
Series II	(9,871,521)	(147,974,634)	(11,706,489)	(204,506,730)
Net increase (decrease) in share activity	(7,908,184)	$(117,773,188)	(1,449,168)	$(30,524,056)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value (01/01/20)	Account Value (06/30/20)[1]	Paid During Period[2]	Account Value (06/30/20)	Paid During Period[2]	Expense Ratio
Series I	$1,000.00	$907.50	$2.56	$1,022.18	$2.72	0.54%
Series II	1,000.00	906.40	3.74	1,020.93	3.97	0.79
[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Equity and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Equity and Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index. The Board noted that performance of Series II shares of the Fund was in the third quintile of its performance universe for the one year period, the fifth quintile for the three year period, and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s value style of equity investing compared to its peers, including its underweight and overweight exposures to certain sectors, as well as stock selection in certain sectors negatively impacted relative performance. The Board also noted the impact of the Fund’s fixed income component on relative performance during strong equity market rallies. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C. Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most

Invesco V.I. Equity and Income Fund

recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/ waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2019.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated .

Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Equity and Income Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. Global Core Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIGCE-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-9.14%
Series II Shares	-9.24
MSCI World Index▼ (Broad Market/Style-Specific Index)	-5.77
Lipper VUF Global Multi-Cap Value Funds Classification Average∎ (Peer Group)	-14.81
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI World Index (Net) is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper VUF Global Multi-Cap Value Funds Classification Average represents an average of all variable insurance underlyng funds in the Lipper Global Multi Cap Value Funds Classification Average.

the Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class I shares of the predecessor fund, Universal Funds Global Value Equity Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series I shares of Invesco Van Kampen V.I. Global Value Equity Fund (renamed Invesco V.I. Global Core Equity Fund on April 30, 2012). Returns shown above, prior to June 1, 2010, for Series I shares are those of the Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Invesco V.I. Global Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect

Average Annual Total Returns As of 6/30/20

Series I Shares
Inception (1/2/97)	4.69%
10 Years	6.67
5 Years	3.64
1 Year	-1.29

Series II Shares
Inception (6/1/10)	6.20%
10 Years	6.42
5 Years	3.38
1 Year	-1.60

sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

 The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Global Core Equity Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Global Core Equity Fund

Schedule of Investments

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.92%
Australia–1.37%
Rio Tinto PLC	14,477	$814,620

Belgium–0.80%
Umicore S.A.	10,097	474,753

Brazil–1.24%
Pagseguro Digital Ltd., Class A(a)	20,923	739,419

China–1.88%
Autohome, Inc., ADR	7,345	554,547
Ping An Healthcare and Technology Co. Ltd.(a)(b)	15,900	241,566
Xinyi Glass Holdings Ltd.	262,000	322,250
		1,118,363

Denmark–0.79%
AP Moller - Maersk A/S, Class B	405	471,466

France–0.56%
Dassault Systemes SE	1,913	329,694

Germany–8.00%
Infineon Technologies AG	26,894	628,601
KION Group AG	12,765	783,640
RWE AG	14,136	494,532
SAP SE	7,559	1,052,179
Siemens AG	15,284	1,795,376
		4,754,328

Hong Kong–2.36%
AIA Group Ltd.	150,800	1,403,506

Ireland–0.86%
Ryanair Holdings PLC, ADR(a)	7,656	507,899

Italy–3.91%
Enel S.p.A.	180,932	1,558,760
Prysmian S.p.A.	33,024	763,933
		2,322,693

Japan–9.00%
Asahi Group Holdings Ltd.	21,000	735,698
Hitachi Ltd.	48,500	1,531,118
KDDI Corp.	33,500	1,004,426
Kobe Bussan Co. Ltd.	8,300	467,898
Nissan Chemical Corp.	19,400	993,714
Shionogi & Co. Ltd.	9,800	613,474
		5,346,328

Luxembourg–0.93%
ArcelorMittal S.A.	52,606	552,371

Singapore–1.29%
DBS Group Holdings Ltd.	51,300	767,372

South Korea–0.98%
Samsung Electronics Co. Ltd.	13,131	582,086

	Shares	Value
Spain–1.17%
Bankinter S.A.	145,922	$694,711

Sweden–1.26%
Svenska Handelsbanken AB, Class A	78,964	748,544

Switzerland–2.10%
Cie Financiere Richemont S.A.	9,371	596,736
Novartis AG	7,517	653,157
		1,249,893

United Kingdom–9.99%
B&M European Value Retail S.A.	130,129	640,262
BAE Systems PLC	45,113	269,838
Experian PLC	18,826	656,634
Hiscox Ltd.	58,253	568,629
Imperial Brands PLC	58,938	1,122,365
Nomad Foods Ltd.(a)	67,831	1,454,975
Reckitt Benckiser Group PLC	13,321	1,225,912
		5,938,615

United States–49.43%
Activision Blizzard, Inc.	11,719	889,472
Align Technology, Inc.(a)	2,264	621,332
Alphabet, Inc., Class C(a)	1,714	2,422,928
American Express Co.	13,883	1,321,662
Aptiv PLC	7,112	554,167
BioMarin Pharmaceutical, Inc.(a)	7,875	971,302
Carrier Global Corp.	8,830	196,203
Chevron Corp.	17,199	1,534,667
Chubb Ltd.	5,359	678,557
Comcast Corp., Class A	43,023	1,677,037
Delta Air Lines, Inc.	15,296	429,053
EPAM Systems, Inc.(a)	4,619	1,164,034
First Republic Bank	12,871	1,364,197
Globus Medical, Inc., Class A(a)	24,663	1,176,672
HCA Healthcare, Inc.(a)	6,358	617,107
IQVIA Holdings, Inc.(a)	4,214	597,882
James Hardie Industries PLC, CDI	26,066	497,528
Marsh & McLennan Cos., Inc.	7,410	795,612
Mastercard, Inc., Class A	2,705	799,868
Moody’s Corp.	2,579	708,529
NIKE, Inc., Class B	6,919	678,408
Northrop Grumman Corp.	1,803	554,314
Otis Worldwide Corp.	4,415	251,037
PepsiCo, Inc.	8,976	1,187,166
Pinterest, Inc., Class A(a)	31,907	707,378
Raytheon Technologies Corp.	14,209	875,559
salesforce.com, inc.(a)	9,967	1,867,118
Samsonite International S.A.(b)	560,400	568,697
Silk Road Medical, Inc.(a)	3,879	162,491
Texas Instruments, Inc.	7,370	935,769
Thermo Fisher Scientific, Inc.	1,028	372,486
T-Mobile US, Inc.(a)	5,670	590,530
T-Mobile US, Inc., Rts. expiring 07/28/2020(a)	1,410	237
Wynn Resorts Ltd.	12,805	953,844

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

	Shares	Value
United States–(continued)
Zimmer Biomet Holdings, Inc.	5,446	$650,035
		29,372,878
Total Common Stocks & Other Equity Interests (Cost $50,572,215)		58,189,539

Money Market Funds–1.93%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)(d)	419,328	419,328
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)(d)	243,947	244,118

	Shares	Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.08%(c)(d)	479,231	$479,231
Total Money Market Funds (Cost $1,142,591)		1,142,677
TOTAL INVESTMENTS IN SECURITIES-99.85% (Cost $51,714,806)		59,332,216
OTHER ASSETS LESS LIABILITIES–0.15%		92,025
NET ASSETS–100.00%		$59,424,241

Investment Abbreviations:

ADR – American Depositary Receipt

CDI  – CREST Depository Interest

Rts.  – Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2020 was $810,263, which represented 1.36% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 40,649	$3,564,878	$(3,186,199)	$-	$-	$419,328	$1,218
Invesco Liquid Assets Portfolio, Institutional Class	47,383	2,546,342	(2,349,517)	86	(176)	244,118	1,190
Invesco Treasury Portfolio, Institutional Class	46,456	4,074,146	(3,641,371)	-	-	479,231	1,315
Total	$134,488	$10,185,366	$(9,177,087)	$86	$(176)	$1,142,677	$3,723

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition

By country, based on Net Assets

as of June 30, 2020

United States	49.43%
United Kingdom	9.99
Japan	9.00
Germany	8.00
Italy	3.91
Hong Kong	2.36
Switzerland	2.10
Countries each less than 2% of portfolio	13.13
Money Market Funds Plus Other Assets Less Liabilities	2.08

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation
	Counterparty	Deliver		Receive
Currency Risk
08/13/2020	Bank of America, N.A.	JPY	202,000,000	USD	1,878,780	$ 7,001

Abbreviations:

JPY – Japanese Yen

USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $50,572,215)	$58,189,539

Investments in affiliated money market funds, at value (Cost $1,142,591)	1,142,677

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	7,001

Foreign currencies, at value (Cost $99,588)	98,670

Receivable for:
Fund shares sold	3,721

Dividends	72,851

Investment for trustee deferred compensation and retirement plans	41,532

Total assets	59,555,991

Liabilities:
Payable for:
Fund shares reacquired	18,641

Accrued fees to affiliates	28,093

Accrued trustees’ and officers’ fees and benefits	1,749

Accrued other operating expenses	39,173

Trustee deferred compensation and retirement plans	44,094

Total liabilities	131,750

Net assets applicable to shares outstanding	$59,424,241

Net assets consist of:
Shares of beneficial interest	$52,511,874

Distributable earnings	6,912,367

$59,424,241

Net Assets:
Series I	$50,248,598

Series II	$9,175,643

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,380,836

Series II	983,126

Series I:
Net asset value per share	$9.34

Series II:
Net asset value per share	$9.33

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $41,967)	$688,962

Dividends from affiliated money market funds	3,723

Total investment income	692,685

Expenses:
Advisory fees	200,208

Administrative services fees	49,894

Custodian fees	6,344

Distribution fees - Series II	11,320

Transfer agent fees	5,679

Trustees’ and officers’ fees and benefits	7,985

Reports to shareholders	3,540

Professional services fees	17,946

Other	1,014

Total expenses	303,930

Less: Fees waived	(477)

Net expenses	303,453

Net investment income	389,232

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(569,709)

Foreign currencies	4,393

Forward foreign currency contracts	2,076

(563,240)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(6,518,817)

Foreign currencies	(1,578)

Forward foreign currency contracts	539

(6,519,856)

Net realized and unrealized gain (loss)	(7,083,096)

Net increase (decrease) in net assets resulting from operations	$(6,693,864)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income	$389,232	$1,029,421

Net realized gain (loss)	(563,240)	(1,299,675)

Change in net unrealized appreciation (depreciation)	(6,519,856)	15,575,782

Net increase (decrease) in net assets resulting from operations	(6,693,864)	15,305,528

Distributions to shareholders from distributable earnings:
Series I	–	(4,858,170)

Series II	–	(849,972)

Total distributions from distributable earnings	–	(5,708,142)

Share transactions–net:
Series I	(4,103,190)	(2,943,770)

Series II	(417,509)	(484,443)

Net increase (decrease) in net assets resulting from share transactions	(4,520,699)	(3,428,213)

Net increase (decrease) in net assets	(11,214,563)	6,169,173

Net assets:
Beginning of period	70,638,804	64,469,631

End of period	$59,424,241	$70,638,804

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net
			(losses)								net assets		assets without		Ratio of net
	Net asset		on securities		Dividends	Distributions					with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/20	$10.28	$0.06	$(1.00)	$(0.94)	$–	$–	$–	$9.34	(9.14)%	$50,249	0.98	%(d)	0.98	%(d)	1.34	%(d)	23%
Year ended 12/31/19	8.99	0.15	2.03	2.18	(0.15)	(0.74)	(0.89)	10.28	25.20	60,078	1.01		1.01		1.54		24
Year ended 12/31/18	10.73	0.13	(1.76)	(1.63)	(0.11)	–	(0.11)	8.99	(15.32)	54,854	1.02		1.02		1.19		26
Year ended 12/31/17	8.83	0.09	1.93	2.02	(0.12)	–	(0.12)	10.73	22.90	73,716	1.04		1.04		0.95		69
Year ended 12/31/16	8.35	0.10	0.47	0.57	(0.09)	–	(0.09)	8.83	6.81	62,130	1.05		1.05		1.14		47
Year ended 12/31/15	8.94	0.09	(0.23)	(0.14)	(0.13)	(0.32)	(0.45)	8.35	(1.42)	65,167	1.06		1.06		0.98		75
Series II
Six months ended 06/30/20	10.28	0.05	(1.00)	(0.95)	–	–	–	9.33	(9.24)	9,176	1.23	(d)	1.23	(d)	1.09	(d)	23
Year ended 12/31/19	8.99	0.13	2.02	2.15	(0.12)	(0.74)	(0.86)	10.28	24.82	10,561	1.26		1.26		1.29		24
Year ended 12/31/18	10.73	0.10	(1.75)	(1.65)	(0.09)	–	(0.09)	8.99	(15.54)	9,616	1.27		1.27		0.94		26
Year ended 12/31/17	8.83	0.07	1.92	1.99	(0.09)	–	(0.09)	10.73	22.60	13,043	1.29		1.29		0.70		69
Year ended 12/31/16	8.35	0.07	0.47	0.54	(0.06)	–	(0.06)	8.83	6.50	12,302	1.30		1.30		0.89		47
Year ended 12/31/15	8.93	0.07	(0.23)	(0.16)	(0.10)	(0.32)	(0.42)	8.35	(1.65)	13,286	1.31		1.31		0.73		75

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $50,987 and $9,104 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco V.I. Global Core Equity Fund

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Global Core Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.670%
Next $ 500 million	0.645%
Next $ 1 billion	0.620%
Next $ 1 billion	0.595%
Next $ 1 billion	0.570%
Over $4.5 billion	0.545%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.67%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $477.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $5,068 for accounting and fund administrative services and was reimbursed $44,826 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Global Core Equity Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$814,620	$–	$814,620

Belgium	–	474,753	–	474,753

Brazil	739,419	–	–	739,419

China	554,547	563,816	–	1,118,363

Denmark	–	471,466	–	471,466

France	–	329,694	–	329,694

Germany	–	4,754,328	–	4,754,328

Hong Kong	–	1,403,506	–	1,403,506

Ireland	507,899	–	–	507,899

Italy	–	2,322,693	–	2,322,693

Japan	–	5,346,328	–	5,346,328

Luxembourg	–	552,371	–	552,371

Singapore	–	767,372	–	767,372

South Korea	–	582,086	–	582,086

Spain	–	694,711	–	694,711

Sweden	–	748,544	–	748,544

Switzerland	–	1,249,893	–	1,249,893

United Kingdom	1,454,975	4,483,640	–	5,938,615

United States	28,306,653	1,066,225	–	29,372,878

Money Market Funds	1,142,677	–	–	1,142,677

Total Investments in Securities	32,706,170	26,626,046	–	59,332,216

Other Investments - Assets*

Forward Foreign Currency Contracts	–	7,001	–	7,001

Total Investments	$32,706,170	$26,633,047	$–	$59,339,217

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

Value
Currency
Derivative Assets	Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$7,001

Derivatives not subject to master netting agreements	-

Total Derivative Assets subject to master netting agreements	$7,001

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2020.

	Financial Derivative Assets		Collateral (Received)/Pledged
	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Bank of America, N.A.	$7,001	$7,001	$-	$-	$7,001

Invesco V.I. Global Core Equity Fund

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Currency
Risk
Realized Gain:
Forward foreign currency contracts	$2,076
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	539
Total	$2,615

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$1,876,036

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2019, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$356,447	$931,333	$1,287,780

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $13,640,685 and $18,814,523, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$11,125,184

Aggregate unrealized (depreciation) of investments	(3,516,638)

Net unrealized appreciation of investments	$7,608,546

Cost of investments for tax purposes is $51,730,671.

Invesco V.I. Global Core Equity Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019

	Shares	Amount	Shares	Amount

Sold:
Series I	76,085	$676,746	173,169	$1,705,731

Series II	15,550	134,564	12,211	120,875

Issued as reinvestment of dividends:
Series I	-	-	517,929	4,858,170

Series II	-	-	90,378	848,653

Reacquired:
Series I	(541,720)	(4,779,936)	(948,455)	(9,507,671)

Series II	(59,438)	(552,073)	(145,366)	(1,453,971)

Net increase (decrease) in share activity	(509,523)	$(4,520,699)	(300,134)	$(3,428,213)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. Global Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Series I	$1,000.00	$908.60	$4.65	$1,019.99	$4.92	0.98%
Series II	1,000.00	907.60	5.83	1,018.75	6.17	1.23

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Global Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the MSCI World Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds. The Board noted that the Fund’s stock selection in certain sectors and regions as well as its underweight exposure to certain sectors negatively impacted performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The

Invesco V.I. Global Core Equity Fund

Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only five funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Global Core Equity Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. Global Real Estate Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

    If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

    You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

    The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
Invesco Distributors, Inc.	VIGRE-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-20.86%
Series II Shares	-20.92
MSCI World Index▼ (Broad Market Index)	-5.77
Custom Invesco Global Real Estate Index∎ (Style-Specific Index)	-21.45
Lipper VUF Real Estate Funds Classification Average◆ (Peer Group)	-15.52

Source(s): ▼ RIMES Technologies Corp.; ∎ Invesco, RIMES Technologies Corp.; ◆ Lipper Inc.

The MSCI World Index (Net) is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Custom Invesco Global Real Estate Index is composed of the FTSE EPRA/NAREIT Developed Index (gross) from fund inception through February 17, 2005; the FTSE EPRA/ NAREIT Developed Index (net) from February 18, 2005, through June 30, 2014; and the FTSE/EPRA NAREIT Global Index (net) thereafter. The FTSE EPRA/NAREIT Developed index is considered representative of global real estate companies and REITs. The FTSE EPRA/NAREIT Global Index is designed to track the performance of listed real estate companies and REITS in developed and emerging markets. The net version of indexes is computed using the net return, which withholds taxes for non-resident investors.
The Lipper VUF Real Estate Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Real Estate Funds classification.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (3/31/98)	6.65%
10 Years	6.23
5 Years	1.16
1 Year	-15.88

Series II Shares
Inception (4/30/04)	6.10%
10 Years	5.98
5 Years	0.91
1 Year	-16.08

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Global Real Estate Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Global Real Estate Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Global Real Estate Fund

Schedule of Investments

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.12%
Australia–3.38%
Charter Hall Long Wale REIT	228,850	$683,864

Dexus	241,599	1,539,618

Goodman Group	134,152	1,380,662

Scentre Group	675,926	1,017,804

		4,621,948

Belgium–0.97%
Cofinimmo S.A.	5,775	793,389

Montea C.V.A	5,384	539,084

		1,332,473

Brazil–0.41%
BR Properties S.A.	137,900	226,195

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	28,187	118,437

MRV Engenharia e Participacoes S.A.	64,592	213,798

		558,430

Canada–3.31%
Allied Properties REIT	44,872	1,353,828

Canadian Apartment Properties REIT	36,706	1,313,748

Killam Apartment REIT	61,571	794,582

SmartCentres REIT	69,611	1,072,161

		4,534,319

China–6.85%
CapitaLand Retail China Trust	29,256	26,522

China Jinmao Holdings Group Ltd.	740,000	521,024

China Resources Land Ltd.	382,444	1,445,141

China SCE Group Holdings Ltd.	921,000	402,195

CIFI Holdings Group Co. Ltd.	1,624,000	1,267,379

Country Garden Holdings Co. Ltd.	194,000	238,751

KWG Group Holdings Ltd.	365,500	612,917

Logan Group Co. Ltd.	271,000	484,404

Longfor Group Holdings Ltd.(a)	373,500	1,779,005

Shimao Group Holdings Ltd.	347,000	1,470,509

Times China Holdings Ltd.	411,000	760,507

Yuexiu Property Co. Ltd.	2,042,000	363,901

		9,372,255

France–1.64%
Gecina S.A.	8,832	1,090,246

Unibail-Rodamco-Westfield	20,529	1,156,907

		2,247,153

Germany–6.29%
Deutsche Wohnen SE	29,266	1,312,892

Grand City Properties S.A.	36,500	841,854

Vonovia SE	105,226	6,445,811

		8,600,557

Hong Kong–5.43%
Hang Lung Properties Ltd.	924,000	2,190,482

Link REIT	91,700	748,253

New World Development Co. Ltd.	364,000	1,730,134

Sun Hung Kai Properties Ltd.	136,000	1,733,210

	Shares	Value
Hong Kong–(continued)
Swire Properties Ltd.	407,000	$1,033,583

		7,435,662

India–0.08%
Oberoi Realty Ltd.	21,908	106,197

Indonesia–0.23%
PT Pakuwon Jati Tbk(b)	10,508,500	307,783

Japan–10.33%
Activia Properties, Inc.	356	1,239,906

Comforia Residential REIT, Inc.	193	576,174

Daiwa House REIT Investment Corp.	527	1,241,186

GLP J-REIT	1,116	1,620,555

Japan Prime Realty Investment Corp.	289	851,764

Japan Retail Fund Investment Corp.	967	1,207,475

LaSalle Logiport REIT	683	1,053,286

Mitsui Fudosan Co. Ltd.	67,358	1,193,525

Mitsui Fudosan Logistics Park, Inc.	233	1,038,217

ORIX JREIT, Inc.	565	741,488

Sumitomo Realty & Development Co. Ltd.	86,189	2,369,974

Tokyu Fudosan Holdings Corp.	215,000	1,006,072

		14,139,622

Malta–0.00%
BGP Holdings PLC (Acquired 08/06/2009; Cost $0)(a)(b)(c)	1,355,927	0

Mexico–0.31%
Macquarie Mexico Real Estate Management S.A. de C.V.(a)	419,000	430,038

Philippines–0.93%
Altus Property Ventures, Inc.(b)	4,684	3,911

Ayala Land, Inc.	675,330	452,113

Megaworld Corp.	10,928,300	673,247

SM Prime Holdings, Inc.	220,700	139,606

		1,268,877

Singapore–2.40%
Ascendas India Trust	444,100	430,778

Ascendas REIT	333,356	760,022

CapitaLand Ltd.(b)	534,500	1,122,632

Keppel DC REIT	330,300	602,631

Mapletree Industrial Trust	175,300	364,307

		3,280,370

South Africa–0.24%
Growthpoint Properties Ltd.	356,809	274,339

SA Corporate Real Estate Ltd.	817,493	60,292

		334,631

Spain–1.29%
Inmobiliaria Colonial SOCIMI S.A.	65,671	577,555

Merlin Properties SOCIMI S.A.	142,933	1,183,910

		1,761,465

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

	Shares	Value
Sweden–1.72%
Fabege AB	103,933	$1,213,158

Wihlborgs Fastigheter AB	69,335	1,133,356

		2,346,514

Thailand–0.76%
Central Pattana PCL, Foreign Shares	342,900	548,532

WHA Corp. PCL, Foreign Shares	4,586,700	493,056

		1,041,588

United Kingdom–3.38%
Assura PLC	888,116	863,933

British Land Co. PLC (The)	83,379	398,683

GCP Student Living PLC	233,612	358,616

Land Securities Group PLC	180,160	1,232,828

Tritax Big Box REIT PLC	776,877	1,394,606

Workspace Group PLC	46,818	378,900

		4,627,566

United States–48.17%
Alexandria Real Estate Equities, Inc.	4,648	754,138

American Assets Trust, Inc.	26,404	735,087

American Tower Corp.	10,602	2,741,041

Americold Realty Trust	20,884	758,089

Apartment Investment & Management Co., Class A	57,784	2,174,990

Apple Hospitality REIT, Inc.	114,562	1,106,669

AvalonBay Communities, Inc.	7,856	1,214,852

CubeSmart	28,568	771,050

CyrusOne, Inc.	34,019	2,474,882

Digital Realty Trust, Inc.	25,342	3,601,352

Duke Realty Corp.	93,209	3,298,667

Equity LifeStyle Properties, Inc.	15,882	992,307

Equity Residential	82,536	4,854,767

Essential Properties Realty Trust, Inc.	64,299	954,197

Federal Realty Investment Trust	1,452	123,725

Gaming and Leisure Properties, Inc.	54,313	1,879,230

Healthcare Realty Trust, Inc.	46,226	1,353,960

	Shares	Value
United States–(continued)
Healthcare Trust of America, Inc., Class A	58,012	$1,538,478

Healthpeak Properties, Inc.	127,310	3,508,664

Invitation Homes, Inc.	147,050	4,048,286

Kimco Realty Corp.(b)	54,176	695,620

National Retail Properties, Inc.	63,059	2,237,333

Pebblebrook Hotel Trust	42,430	579,594

Prologis, Inc.	13,160	1,228,223

Regency Centers Corp.	49,712	2,281,284

Retail Opportunity Investments Corp.	132,857	1,505,270

Rexford Industrial Realty, Inc.	35,469	1,469,481

Simon Property Group, Inc.	16,556	1,132,099

STAG Industrial, Inc.	50,696	1,486,407

Sun Communities, Inc.	8,208	1,113,661

Sunstone Hotel Investors, Inc.	122,349	997,144

UDR, Inc.	86,492	3,233,071

Ventas, Inc.	82,528	3,022,175

VEREIT, Inc.	370,587	2,382,874

VICI Properties, Inc.	142,186	2,870,735

Weyerhaeuser Co.	34,699	779,341

		65,898,743

Total Common Stocks & Other Equity Interests (Cost $135,487,090)		134,246,191

Money Market Funds–0.86%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(d)(e)	361,289	361,289

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(d)(e)	401,879	402,160

Invesco Treasury Portfolio, Institutional Class, 0.08%(d)(e)	412,901	412,901

Total Money Market Funds (Cost $1,176,351)		1,176,350

TOTAL INVESTMENTS IN SECURITIES—98.98% (Cost $136,663,441)		135,422,541

OTHER ASSETS LESS LIABILITIES–1.02%		1,394,114

NET ASSETS–100.00%		$136,816,655

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2020 was $2,209,043, which represented 1.61% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$857,646	$7,326,247	$(7,822,604)	$-	$-	$361,289	$2,369
Invesco Liquid Assets Portfolio, Institutional Class	618,970	5,280,335	(5,497,816)	9	662	402,160	2,271
Invesco Treasury Portfolio, Institutional Class	980,167	8,372,854	(8,940,120)	-	-	412,901	2,554
Total	$2,456,783	$20,979,436	$(22,260,540)	$9	$662	$1,176,350	$7,194

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Portfolio Composition

By country, based on Net Assets

as of June 30, 2020

United States	48.17%

Japan	10.33

China	6.85

Germany	6.29

Hong Kong	5.43

United Kingdom	3.38

Australia	3.38

Canada	3.31

Singapore	2.40

Countries each less than 2% of portfolio	8.58

Money Market Funds Plus Other Assets Less Liabilities	1.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $135,487,090)	$134,246,191

Investments in affiliated money market funds, at value (Cost $1,176,351)	1,176,350

Foreign currencies, at value (Cost $272,424)	270,368

Receivable for:
Investments sold	573,540

Fund shares sold	85,456

Dividends	788,921

Investment for trustee deferred compensation and retirement plans	69,010

Other assets	22,383

Total assets	137,232,219

Liabilities:
Payable for:
Investments purchased	55,637

Fund shares reacquired	102,818

Accrued foreign taxes	21,156

Accrued fees to affiliates	62,487

Accrued trustees’ and officers’ fees and benefits	1,827

Accrued other operating expenses	94,338

Trustee deferred compensation and retirement plans	77,301

Total liabilities	415,564

Net assets applicable to shares outstanding	$136,816,655

Net assets consist of:
Shares of beneficial interest	$145,910,459

Distributable earnings (loss)	(9,093,804)

$136,816,655

Net Assets:
Series I	$113,683,326

Series II	$23,133,329

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	7,881,207

Series II	1,645,496

Series I:
Net asset value per share	$14.42

Series II:
Net asset value per share	$14.06

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $109,357)	$2,223,887

Dividends from affiliated money market funds	7,194

Total investment income	2,231,081

Expenses:
Advisory fees	573,244

Administrative services fees	129,068

Custodian fees	39,318

Distribution fees - Series II	38,412

Transfer agent fees	16,731

Trustees’ and officers’ fees and benefits	8,359

Reports to shareholders	4,168

Professional services fees	15,784

Other	(7,178)

Total expenses	817,906

Less: Fees waived	(1,051)

Net expenses	816,855

Net investment income	1,414,226

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $3,125)	(15,221,986)

Foreign currencies	(26,665)

(15,248,651)

Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes of $16,163)	(25,074,605)

Foreign currencies	(5,066)

(25,079,671)

Net realized and unrealized gain (loss)	(40,328,322)

Net increase (decrease) in net assets resulting from operations	$(38,914,096)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income	$1,414,226	$4,028,715

Net realized gain (loss)	(15,248,651)	6,503,530

Change in net unrealized appreciation (depreciation)	(25,079,671)	25,179,767

Net increase (decrease) in net assets resulting from operations	(38,914,096)	35,712,012

Distributions to shareholders from distributable earnings:
Series I	–	(6,628,755)

Series II	–	(1,565,707)

Total distributions from distributable earnings	–	(8,194,462)

Share transactions–net:
Series I	(6,824,326)	3,645,528

Series II	(12,932,600)	12,709,777

Net increase (decrease) in net assets resulting from share transactions	(19,756,926)	16,355,305

Net increase (decrease) in net assets	(58,671,022)	43,872,855

Net assets:
Beginning of period	195,487,677	151,614,822

End of period	$136,816,655	$195,487,677

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/20	$18.22	$0.15		$(3.95)	$(3.80)	$ -	$ -	$ -	$14.42	(20.86)%	$113,683	1.02	%(d)	1.02	%(d)	1.90	%(d)	73%
Year ended 12/31/19	15.52	0.39		3.15	3.54	(0.82)	(0.02)	(0.84)	18.22	23.00	150,255	1.04		1.04		2.22		61
Year ended 12/31/18	17.38	0.40		(1.41)	(1.01)	(0.65)	(0.20)	(0.85)	15.52	(6.10)	124,816	1.01		1.01		2.38		57
Year ended 12/31/17	16.15	0.45	(e)	1.62	2.07	(0.56)	(0.28)	(0.84)	17.38	12.98	158,229	1.02		1.02		2.63	(e)	50
Year ended 12/31/16	16.36	0.30		0.08	0.38	(0.27)	(0.32)	(0.59)	16.15	2.04	147,382	1.05		1.05		1.81		66
Year ended 12/31/15	17.24	0.31		(0.59)	(0.28)	(0.60)	-	(0.60)	16.36	(1.48)	208,796	1.11		1.11		1.79		72
Series II
Six months ended 06/30/20	17.78	0.13		(3.85)	(3.72)	-	-	-	14.06	(20.92)	23,133	1.27	(d)	1.27	(d)	1.65	(d)	73
Year ended 12/31/19	15.03	0.34		3.04	3.38	(0.61)	(0.02)	(0.63)	17.78	22.65	45,233	1.29		1.29		1.97		61
Year ended 12/31/18	16.86	0.34		(1.35)	(1.01)	(0.62)	(0.20)	(0.82)	15.03	(6.33)	26,799	1.26		1.26		2.13		57
Year ended 12/31/17	15.69	0.39	(e)	1.58	1.97	(0.52)	(0.28)	(0.80)	16.86	12.73	260,083	1.27		1.27		2.38	(e)	50
Year ended 12/31/16	15.91	0.25		0.08	0.33	(0.23)	(0.32)	(0.55)	15.69	1.82	216,893	1.30		1.30		1.56		66
Year ended 12/31/15	16.79	0.26		(0.58)	(0.32)	(0.56)	-	(0.56)	15.91	(1.74)	208,000	1.36		1.36		1.54		72

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $122,823 and $30,882 for Series I and Series II shares, respectively.
(e)

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.38 and 2.18%, $0.32 and 1.93% for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Global Real Estate Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is total return through growth of capital and current income.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco V.I. Global Real Estate Fund

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly. Because the Fund concentrates its assets in the real

Invesco V.I. Global Real Estate Fund

estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.750%

Next $250 million	0.740%

Next $500 million	0.730%

Next $1.5 billion	0.720%

Next $2.5 billion	0.710%

Next $2.5 billion	0.700%

Next $2.5 billion	0.690%

Over $10 billion	0.680%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $1,051.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $14,387 for accounting and fund administrative services and was reimbursed $114,681 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Global Real Estate Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$–	$4,621,948	$ –	$4,621,948
Belgium	–	1,332,473	–	1,332,473
Brazil	558,430	–	–	558,430
Canada	4,534,319	–	–	4,534,319
China	–	9,372,255	–	9,372,255
France	1,156,907	1,090,246	–	2,247,153
Germany	–	8,600,557	–	8,600,557
Hong Kong	–	7,435,662	–	7,435,662
India	–	106,197	–	106,197
Indonesia	–	307,783	–	307,783
Japan	–	14,139,622	–	14,139,622
Malta	–	–	0	0
Mexico	430,038	–	–	430,038
Philippines	3,911	1,264,966	–	1,268,877
Singapore	–	3,280,370	–	3,280,370
South Africa	–	334,631	–	334,631
Spain	–	1,761,465	–	1,761,465
Sweden	–	2,346,514	–	2,346,514
Thailand	1,041,588	–	–	1,041,588
United Kingdom	–	4,627,566	–	4,627,566
United States	65,898,743	–	–	65,898,743
Money Market Funds	1,176,350	–	–	1,176,350
Total Investments	$74,800,286	$60,622,255	$0	$135,422,541

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $112,081,536 and $129,397,552, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$10,548,905

Aggregate unrealized (depreciation) of investments	(16,795,401)

Net unrealized appreciation (depreciation) of investments	$(6,246,496)

Cost of investments for tax purposes is $141,669,037.

Invesco V.I. Global Real Estate Fund

NOTE 8–Share Information

	Summary of Share Activity
	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Series I	1,335,585	$19,353,069	1,903,457	$33,607,781
Series II	167,818	2,481,977	1,239,958	20,535,447

Issued as reinvestment of dividends:
Series I	-	-	375,567	6,628,755
Series II	-	-	90,818	1,565,707

Reacquired:
Series I	(1,702,718)	(26,177,395)	(2,070,856)	(36,591,008)
Series II	(1,066,983)	(15,414,577)	(569,384)	(9,391,377)
Net increase (decrease) in share activity	(1,266,298)	$(19,756,926)	969,560	$16,355,305

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. Global Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Series I	$1,000.00	$791.40	$4.54	$1,019.79	$5.12	1.02%
Series II	1,000.00	790.80	5.65	1,018.55	6.37	1.27

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Real Estate Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Global Real Estate Index. The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period, the first quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

Invesco V.I. Global Real Estate Fund

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/ waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2019.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Global Real Estate Fund

Semiannual Report to Shareholders	June 30, 2020
Invesco V.I. Government Money Market Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

    If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

    You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The Fund’s Form N-MFP filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-MFP, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
Invesco Distributors, Inc.	VIGMKT-SAR-1

About your Fund

Invesco V.I. Government Money Market Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent monthend performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

    The Fund is subject to certain other risks. Please see the current prospectus for more information regarding the risks associated with an investment in the Fund.

Invesco V.I. Government Money Market Fund

Schedule of Investments

June 30, 2020

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-39.55%
U.S. Treasury Bills-20.22%(a)
U.S. Treasury Bills	0.15%	08/04/2020	$16,468	$16,465,745
U.S. Treasury Bills	1.78%	08/13/2020	5,000	4,989,549
U.S. Treasury Bills	1.02%	09/03/2020	20,000	19,964,089
U.S. Treasury Bills	0.20%	09/10/2020	5,000	4,998,008
U.S. Treasury Bills	0.18%	09/17/2020	10,000	9,996,208
U.S. Treasury Bills	0.17%	10/01/2020	5,000	4,997,892
U.S. Treasury Bills	0.16%	10/08/2020	5,000	4,997,800
U.S. Treasury Bills	0.18%	10/15/2020	5,000	4,997,350
U.S. Treasury Bills	0.15%	10/27/2020	10,000	9,995,083
U.S. Treasury Bills	0.15%	10/29/2020	45,000	44,976,944
U.S. Treasury Bills	0.16%	11/12/2020	10,000	9,994,230
U.S. Treasury Bills	0.15%	11/19/2020	10,000	9,994,125
U.S. Treasury Bills	0.19%	11/24/2020	5,000	4,996,249
U.S. Treasury Bills	0.16%	11/27/2020	5,000	4,996,689
U.S. Treasury Bills	0.18%	12/10/2020	5,000	4,995,894
U.S. Treasury Bills	1.47%	12/31/2020	15,000	14,954,740
U.S. Treasury Bills	0.18%	05/20/2021	5,000	4,992,149
				181,302,744

U.S. Treasury Notes-19.33%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.19%	07/31/2020	2,000	1,999,988
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.20%	10/31/2020	38,000	37,999,637
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	0.27%	01/31/2021	14,000	13,997,025
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.29%	04/30/2021	13,000	13,000,370
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.37%	07/31/2021	3,000	3,002,429
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.45%	10/31/2021	7,000	7,022,596
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.30%	01/31/2022	7,000	6,998,756
U.S. Treasury Notes	1.63%	07/31/2020	15,000	15,014,188
U.S. Treasury Notes	2.63%	08/31/2020	10,000	10,020,350
U.S. Treasury Notes	1.38%	09/15/2020	10,000	9,997,619
U.S. Treasury Notes	1.38%	09/30/2020	7,000	7,006,014
U.S. Treasury Notes	2.75%	09/30/2020	12,000	12,036,765
U.S. Treasury Notes	1.63%	10/15/2020	20,000	20,034,810
U.S. Treasury Notes	2.50%	12/31/2020	5,000	5,052,364
U.S. Treasury Notes	2.13%	01/31/2021	5,000	5,051,520
U.S. Treasury Notes	3.63%	02/15/2021	5,000	5,101,933
				173,336,364
Total U.S. Treasury Securities (Cost $354,639,108)				354,639,108

U.S. Government Sponsored Agency Securities-38.28%
Federal Farm Credit Bank (FFCB)-1.67%
Federal Farm Credit Bank(a)	0.25%	09/01/2020	5,000	4,997,847
Federal Farm Credit Bank(a)	0.40%	12/31/2020	5,000	4,989,833
Federal Farm Credit Bank Funding Corp. (1 mo. USD LIBOR - 0.06%)(b)	0.12%	07/29/2020	5,000	4,999,954
				14,987,634

Federal Home Loan Bank (FHLB)-29.43%
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(b)	0.12%	07/13/2020	10,000	10,000,000
Federal Home Loan Bank(a)	0.44%	07/13/2020	4,000	3,999,413
Federal Home Loan Bank (SOFR + 0.08%)(b)	0.19%	07/24/2020	3,000	3,000,000
Federal Home Loan Bank (SOFR + 0.16%)(b)	0.27%	07/24/2020	55,000	55,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(b)	0.13%	08/13/2020	5,000	5,000,000
Federal Home Loan Bank (SOFR + 0.02%)(b)	0.13%	08/19/2020	5,000	5,000,000
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.20%	09/11/2020	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.08%)(b)	0.19%	09/22/2020	$5,000	$5,000,000
Federal Home Loan Bank (SOFR + 0.05%)(b)	0.16%	09/28/2020	10,000	10,000,000
Federal Home Loan Bank (SOFR + 0.10%)(b)	0.21%	10/19/2020	10,000	10,000,000
Federal Home Loan Bank (SOFR + 0.08%)(b)	0.19%	10/23/2020	3,000	3,000,000
Federal Home Loan Bank (SOFR + 0.03%)(b)	0.14%	11/06/2020	4,000	4,000,000
Federal Home Loan Bank(a)	0.52%	11/09/2020	39,000	38,926,203
Federal Home Loan Bank(a)	0.16%	11/13/2020	7,000	6,995,800
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.20%	12/04/2020	15,000	15,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	0.25%	01/08/2021	10,000	10,000,000
Federal Home Loan Bank (SOFR + 0.05%)(b)	0.16%	01/22/2021	5,000	5,000,000
Federal Home Loan Bank (SOFR + 0.05%)(b)	0.16%	01/28/2021	12,000	11,999,987
Federal Home Loan Bank (SOFR + 0.04%)(b)	0.15%	02/09/2021	8,000	8,000,000
Federal Home Loan Bank	1.38%	02/18/2021	3,000	3,016,907
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.18%	02/26/2021	5,000	5,000,000
Federal Home Loan Bank (SOFR + 0.13%)(b)	0.24%	03/11/2021	5,000	5,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	0.22%	03/25/2021	5,000	5,000,000
Federal Home Loan Bank (SOFR + 0.17%)(b)	0.28%	04/09/2021	5,000	5,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(b)	1.21%	04/09/2021	5,000	5,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(b)	0.20%	04/13/2021	3,000	3,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(b)	1.18%	04/14/2021	3,000	3,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(b)	1.00%	04/19/2021	3,000	3,000,000
Federal Home Loan Bank (SOFR + 0.08%)(b)	0.19%	07/23/2021	2,000	2,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	0.25%	08/18/2021	5,000	5,000,000
Federal Home Loan Bank (SOFR + 0.17%)(b)	0.28%	11/12/2021	3,000	3,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	0.26%	11/15/2021	2,000	2,000,000
				263,938,310

Federal Home Loan Mortgage Corp. (FHLMC)-2.25%
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(b)	0.15%	09/10/2020	4,000	4,000,000
Federal Home Loan Mortgage Corp.	1.88%	11/17/2020	8,162	8,183,161
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(b)	0.14%	02/05/2021	3,000	3,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(b)	0.14%	02/19/2021	3,000	3,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(b)	0.23%	06/04/2021	2,000	2,000,000
				20,183,161

Federal National Mortgage Association (FNMA)-2.23%
Federal National Mortgage Association(a)	0.68%	07/16/2020	2,000	1,999,433
Federal National Mortgage Association	1.50%	07/30/2020	5,000	5,003,167
Federal National Mortgage Association (SOFR + 0.23%)(b)	0.34%	07/06/2021	10,000	10,000,000
Federal National Mortgage Association (SOFR + 0.30%)(b)	0.41%	01/07/2022	3,000	3,000,000
				20,002,600

U.S. International Development Finance Corp. (DFC)-2.70%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.27%	09/15/2020	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.27%	06/15/2025	3,000	3,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.27%	07/15/2025	272	271,833
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.27%	02/15/2028	8,611	8,611,111
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.29%	07/07/2040	7,288	7,288,448
				24,171,392
Total U.S. Government Sponsored Agency Securities (Cost $343,283,097)				343,283,097
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-77.83% (Cost $697,922,205)				697,922,205

			Repurchase Amount

Repurchase Agreements-27.50%(d)
BNP Paribas Securities Corp., joint term agreement dated 04/07/2020, aggregate maturing value of $2,355,706,500 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $2,402,100,098; 0.00% - 9.00%; 08/15/2020 - 02/20/2069)(e)	0.12%	07/06/2020	45,013,500	45,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
CIBC World Markets Corp., joint term agreement dated 04/01/2020, aggregate maturing value of $500,150,000 (collateralized by U.S. Treasury obligations valued at $510,000,213; 0.13% - 3.63%; 11/30/2021 - 02/15/2049)(e)	0.12%	07/01/2020	$5,001,500	$5,000,000
CIBC World Markets Corp., joint term agreement dated 04/29/2020, aggregate maturing value of $525,172,812 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $535,500,169; 0.00% - 6.00%; 02/15/2022 -03/20/2069)(e)	0.15%	07/17/2020	15,004,938	15,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 06/30/2020, aggregate maturing value of $50,000,125 (collateralized by U.S. Treasury obligations valued at $51,047,951; 1.75%; 03/31/2022)	0.09%	07/01/2020	10,000,025	10,000,000
ING Financial Markets, LLC, joint term agreement dated 06/18/2020, aggregate maturing value of $300,045,333 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 2.50% - 5.00%; 10/01/2028 - 06/01/2050)	0.17%	07/20/2020	10,001,511	10,000,000
J.P. Morgan Securities LLC, joint agreement dated 06/30/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.00% - 7.00%; 12/01/2031 - 06/01/2050)	0.09%	07/01/2020	33,178,407	33,178,324
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,532; 0.00% - 2.75%; 07/21/2020 -05/31/2025)(f)	0.08%	-	-	5,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $510,000,000; 0.00% - 7.50%; 09/22/2020 - 07/01/2050)(f)	0.09%	-	-	12,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $295,800,044; 2.00% - 6.00%; 07/31/2020 - 07/01/2050)(f)	0.13%	-	-	5,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $408,000,000; 0.00% - 7.30%; 11/25/2020 - 07/16/2062)(f)	0.10%	-	-	10,000,000
Metropolitan Life Insurance Co., joint term agreement dated 06/25/2020, aggregate maturing value of $350,020,343 (collateralized by U.S. Treasury obligations valued at $359,184,560; 0.00% - 2.63%; 07/30/2020 - 05/15/2046)(e)	0.11%	07/02/2020	15,000,777	15,000,456
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 06/25/2020, aggregate maturing value of $1,048,772,432 (collateralized by U.S. Treasury obligations valued at $1,071,387,847; 2.00%; 04/30/2024)(e)	0.11%	07/02/2020	31,463,173	31,462,500
RBC Capital Markets LLC, joint term agreement dated 06/30/2020, aggregate maturing value of $1,250,000,000 (collateralized by U.S. Treasury obligations, domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic commerical paper and foreign corporate obligations valued at $1,282,327,245; 0.00% - 10.75%; 07/02/2020 -11/20/2068)(b)(e)	0.14%	08/31/2020	45,000,000	45,000,000
Societe Generale, joint open agreement dated 06/02/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,063; 0.00% - 8.75%; 07/02/2020 - 05/15/2050)(f)	0.01%	-	-	5,000,000
Total Repurchase Agreements (Cost $246,641,280)				246,641,280
TOTAL INVESTMENTS IN SECURITIES(g)-105.33% (Cost $944,563,485)				944,563,485
OTHER ASSETS LESS LIABILITIES-(5.33)%				(47,823,035)
NET ASSETS-100.00%				$896,740,450

Investment Abbreviations:

LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2020.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on June 30, 2020.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

Portfolio Composition by Maturity*

In days, as of 06/30/2020

1-7	22.6%
8-30	10.6
31-60	5.5
61-90	9.5
91-180	30.7
181+	21.1

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, excluding repurchase agreements, at value and cost	$697,922,205

Repurchase agreements, at value and cost	246,641,280

Receivable for:
Fund shares sold	7,627,338

Interest	746,775

Investment for trustee deferred compensation and retirement plans	44,036

Total assets	952,981,634

Liabilities:
Payable for:
Investments purchased	54,968,602

Fund shares reacquired	790,867

Dividends	1,113

Accrued fees to affiliates	382,791

Accrued trustees’ and officers’ fees and benefits	9,486

Accrued operating expenses	35,407

Trustee deferred compensation and retirement plans	52,918

Total liabilities	56,241,184

Net assets applicable to shares outstanding	$896,740,450

Net assets consist of:
Shares of beneficial interest	$896,722,490

Distributable earnings	17,960

$896,740,450

Net Assets:
Series I	$795,060,267

Series II	$101,680,183

Shares outstanding, no par value, unlimited number of shares authorized:
Series I	795,032,911

Series II	101,676,717

Series I:
Net asset value and offering price per share	$1.00

Series II:
Net asset value and offering price per share	$1.00

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Interest	$3,706,380

Expenses:
Advisory fees	648,890

Administrative services fees	832,847

Custodian fees	3,819

Distribution fees - Series II	106,872

Transfer agent fees	9,123

Trustees’ and officers’ fees and benefits	12,058

Reports to shareholders	2,276

Professional services fees	13,547

Other	1,060

Total expenses	1,630,492

Less: Fees waived	(43,759)

Net expenses	1,586,733

Net investment income	2,119,647

Net realized gain from investment securities	23,623

Net increase in net assets resulting from operations	$2,143,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income	$2,119,647	$13,915,957

Net realized gain	23,623	10,478

Net increase in net assets resulting from operations	2,143,270	13,926,435

Distributions to shareholders from distributable earnings:
Series I	(1,970,129)	(12,604,943)

Series II	(149,518)	(1,311,014)

Total distributions from distributable earnings	(2,119,647)	(13,915,957)

Share transactions-net:
Series I	196,369,453	(302,240,128)

Series II	29,699,781	(24,362,713)

Net increase (decrease) in net assets resulting from share transactions	226,069,234	(326,602,841)

Net increase (decrease) in net assets	226,092,857	(326,592,363)

Net assets:
Beginning of period	670,647,593	997,239,956

End of period	$896,740,450	$670,647,593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

Financial Highlights

June 30, 2020

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Series I
Six months ended 06/30/20	$1.00	$0.00	$ 0.00	$0.00	$(0.00)	$1.00	0.29%	$795,060	0.35	%(c)	0.35	%(c)	0.51	%(c)
Year ended 12/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.90	598,670	0.36		0.36		1.90
Year ended 12/31/18	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.55	900,901	0.36		0.36		1.55
Year ended 12/31/17	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.56	656,368	0.40		0.40		0.56
Year ended 12/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	636,532	0.35		0.38		0.10
Year ended 12/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	737,858	0.21		0.51		0.01
Series II
Six months ended 06/30/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.21	101,680	0.50	(c)	0.60	(c)	0.36	(c)
Year ended 12/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.64	71,978	0.61		0.61		1.65
Year ended 12/31/18	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.30	96,339	0.61		0.61		1.30
Year ended 12/31/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.31	85,541	0.65		0.65		0.31
Year ended 12/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	97,362	0.43		0.63		0.02
Year ended 12/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	23,940	0.21		0.76		0.01

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $784,033 and $85,968 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Government Money Market Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations - The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown

Invesco V.I. Government Money Market Fund

as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Adviser and/or Invesco Distributors, Inc., (“IDI”) voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended June 30, 2020, Invesco voluntarily waived fund level expenses $1,497 and class level expenses of $42,262 for Series II shares in order to increase the Fund’s yield.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $194,007 for accounting and fund administrative services and was reimbursed $638,840 for fees paid to insurance companies. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2020, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Government Money Market Fund

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2019, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$710	$7,570	$8,280

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Share Information

	Summary of Share Activity
	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019

	Shares	Amount	Shares	Amount
Sold:
Series I	962,392,520	$962,392,520	1,064,989,449	$1,064,989,449
Series II	60,391,343	60,391,343	42,932,790	42,932,790

Issued as reinvestment of dividends:
Series I	1,916,436	1,916,436	12,291,497	12,291,497
Series II	149,288	149,288	1,311,014	1,311,014

Reacquired:
Series I	(767,939,503)	(767,939,503)	(1,379,521,074)	(1,379,521,074)
Series II	(30,840,850)	(30,840,850)	(68,606,517)	(68,606,517)
Net increase (decrease) in share activity	226,069,234	$226,069,234	(326,602,841)	$(326,602,841)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 92% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. Government Money Market Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
Class		Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,002.90	$1.74	$1,023.12	$1.76	0.35%
Series II	1,000.00	1,002.10	2.49	1,022.38	2.51	0.50

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Government Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Government Money Market Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the T-Bill 3 Month Index. The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C. Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified

Invesco V.I. Government Money Market Fund

percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

Invesco V.I. Government Money Market Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. Government Securities Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIGOV-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	5.00%
Series II Shares	4.87
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	6.14
Bloomberg Barclays U.S. Government Intermediate Index▼ (Style-Specific Index)	5.75
Lipper VUF Intermediate U.S. Government Funds Classification Average∎ (Peer Group)	5.98

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

The Bloomberg Barclays U.S. Government Intermediate Index is comprised of the Intermediate U.S. Treasury and U.S. Agency Indices.

The Lipper VUF Intermediate U.S. Government Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Intermediate U.S. Government Funds classification.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns

As of 6/30/20

Series I Shares
Inception (5/5/93)	4.27%
10 Years	2.68
5 Years	2.99
1 Year	6.62
Series II Shares
Inception (9/19/01)	3.39%
10 Years	2.42
5 Years	2.73
1 Year	6.31

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Government Securities Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Government Securities Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Government Securities Fund

Schedule of Investments

June 30, 2020

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities-95.85%
Collateralized Mortgage Obligations-17.89%
Fannie Mae ACES,
2.76% (1 mo. USD LIBOR + 0.59%), 09/25/2023(a)	$515,248	$516,504

3.27%, 02/25/2029	5,000,000	5,786,963

Fannie Mae REMICs,
3.00%, 10/25/2025	12,099	12,129

2.50%, 03/25/2026	24,723	24,792

7.00%, 09/18/2027	142,895	158,857

1.50%, 01/25/2028	2,499,956	2,529,860

6.50%, 03/25/2032	483,233	569,083

5.75%, 10/25/2035	157,021	177,606

0.48% (1 mo. USD LIBOR + 0.30%), 05/25/2036(a)	1,642,681	1,637,778

4.25%, 02/25/2037	142,145	144,471

0.63% (1 mo. USD LIBOR + 0.45%), 03/25/2037(a)	819,966	821,894

0.58% (1 mo. USD LIBOR + 0.40%), 06/25/2038(a)	223,548	223,582

6.60%, 06/25/2039(b)	2,192,025	2,626,354

0.68%, 03/25/2040 to 05/25/2041	1,669,584	1,672,729

4.00%, 07/25/2040	1,426,829	1,574,316

0.73% (1 mo. USD LIBOR + 0.55%), 02/25/2041(a)	1,408,310	1,411,415

0.70% (1 mo. USD LIBOR + 0.52%), 11/25/2041(a)	1,482,506	1,487,001

0.69% (1 mo. USD LIBOR + 0.32%), 08/25/2044(a)	1,406,595	1,405,926

0.85% (1 mo. USD LIBOR + 0.48%), 02/25/2056(a)	2,662,568	2,670,811

0.79% (1 mo. USD LIBOR + 0.42%), 12/25/2056(a)	3,233,695	3,234,762

Freddie Mac Multifamily Structured Pass Through Ctfs.,
Series K714, Class A2, 3.03%, 10/25/2020(b)	3,978,316	3,982,804

Series KLU1, Class A2, 2.51%, 12/25/2025	5,000,000	5,345,457

Series KG01, Class A7, 2.88%, 04/25/2026	5,000,000	5,531,000

Series KS11, Class AFX1, 2.15%, 12/25/2028	5,000,000	5,339,701

Series K093, Class A1, 2.76%, 12/25/2028	1,952,498	2,152,237

Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	5,733,261

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
3.00%, 04/15/2026	$13,976	$14,025

0.68%, 12/15/2035 to 03/15/2040	3,013,167	3,020,434

0.48%, 03/15/2036 to 09/15/2044	6,666,782	6,632,749

0.72% (1 mo. USD LIBOR + 0.35%), 11/15/2036(a)	1,970,711	1,939,819

0.55% (1 mo. USD LIBOR + 0.37%), 03/15/2037(a)	877,772	877,796

0.58%, 05/15/2037 to 06/15/2037	1,466,136	1,466,514

1.04% (1 mo. USD LIBOR + 0.86%), 11/15/2039(a)	472,303	481,635

0.63%, 03/15/2040 to 02/15/2042	4,919,629	4,925,724

Freddie Mac STRIPS, 0.72% (1 mo. USD LIBOR + 0.35%), 10/15/2037(a)	1,574,166	1,555,067

Freddie Mac Whole Loan Securities Trust, Series 2017-SC02, Class 2A1, 3.50%, 05/25/2047	570,964	576,463

		78,261,519

Federal Home Loan Mortgage Corp. (FHLMC)–15.70%
6.50%, 02/01/2021 to 12/01/2035	1,478,212	1,707,036

6.00%, 03/01/2021 to 07/01/2038	164,852	184,238

10.00%, 03/01/2021	2	2

7.00%, 12/01/2021 to 11/01/2035	1,920,493	2,232,954

8.00%, 12/01/2021 to 02/01/2035	328,759	350,201

7.50%, 09/01/2022 to 06/01/2035	608,317	703,303

8.50%, 11/17/2022 to 08/01/2031	114,765	122,645

5.50%, 12/01/2022	2,618	2,637

3.50%, 08/01/2026 to 12/01/2049	6,208,543	6,666,162

3.00%, 05/01/2027 to 01/01/2050	18,945,859	20,174,314

7.05%, 05/20/2027	56,795	61,794

6.03%, 10/20/2030	555,836	648,553

2.50%, 09/01/2034 to 10/01/2034	16,167,522	16,984,395

5.00%, 01/01/2037 to 01/01/2040	783,700	900,740

4.50%, 01/01/2040 to 08/01/2041	5,278,598	5,936,378

ARM,
4.12% (1 yr. USD LIBOR + 1.88%), 09/01/2035(a)	2,016,688	2,132,827

3.68% (1 yr. USD LIBOR + 1.88%), 07/01/2036(a)	1,780,525	1,882,640

3.96% (1 yr. USD LIBOR + 1.91%), 10/01/2036(a)	73,012	77,513

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
3.97% (1 yr. USD LIBOR + 1.55%), 10/01/2036(a)	$1,053,537	$1,102,097

3.88% (1 yr. USD LIBOR + 1.97%), 11/01/2037(a)	515,009	547,521

4.08% (1 yr. USD LIBOR + 2.01%), 01/01/2038(a)	19,913	20,091

3.31% (1 yr. USD LIBOR + 1.84%), 07/01/2038(a)	593,485	628,624

3.84% (1 yr. USD LIBOR + 1.79%), 06/01/2043(a)	700,514	735,912

2.90% (1 yr. USD LIBOR + 1.64%), 01/01/2048(a)	4,675,817	4,900,796

		68,703,373

Federal National Mortgage Association (FNMA)–41.10%
7.00%, 08/01/2020 to 04/01/2036	1,495,057	1,646,862

8.00%, 02/01/2021 to 10/01/2037	1,765,493	2,114,362

8.50%, 02/01/2021 to 08/01/2037	432,607	497,020

5.50%, 03/01/2021 to 05/01/2035	888,156	1,014,001

6.00%, 08/01/2021 to 10/01/2038	981,474	1,127,687

7.50%, 11/01/2022 to 08/01/2037	2,738,584	3,179,917

6.50%, 06/01/2023 to 11/01/2037	1,510,280	1,731,914

6.75%, 07/01/2024	107,939	120,112

4.50%, 11/01/2024 to 12/01/2048	9,529,183	10,429,532

6.95%, 10/01/2025	11,614	11,781

3.50%, 03/01/2027 to 08/01/2027	4,537,590	4,809,132

3.00%, 05/01/2027 to 03/01/2050	17,565,809	18,632,535

3.59%, 10/01/2028	4,000,000	4,666,236

3.79%, 11/01/2028	4,000,000	4,683,171

5.00%, 08/01/2033 to 12/01/2033	146,791	158,390

2.50%, 12/01/2034 to 03/01/2035	11,178,730	11,763,902

4.00%, 09/01/2043 to 12/01/2048	15,650,756	17,322,387

ARM,
4.05% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	1,307,145	1,376,689

3.53% (1 yr. U.S. Treasury Yield Curve Rate + 2.21%), 05/01/2035(a)	133,727	139,887

3.70% (1 yr. USD LIBOR + 1.72%), 03/01/2038(a)	32,494	34,303

3.74% (1 yr. USD LIBOR + 1.75%), 02/01/2042(a)	299,948	301,613

2.18% (1 yr. USD LIBOR + 1.52%), 08/01/2043(a)	952,919	981,763

2.68% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	1,392,984	1,438,257

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)
TBA,
2.00%, 07/01/2035(c)	$21,050,000	$21,772,772

2.50%, 07/01/2035 to 07/01/2050(c)	67,000,000	69,870,961

		179,825,186

Government National Mortgage Association (GNMA)–21.16%
6.50%, 07/15/2020 to 09/15/2034	2,070,971	2,309,041

7.50%, 09/15/2022 to 10/15/2035	1,330,335	1,508,359

8.00%, 01/15/2023 to 01/15/2037	776,452	891,138

7.00%, 04/15/2023 to 12/15/2036	613,985	690,700

6.00%, 01/16/2025 to 08/15/2033	415,420	460,919

5.00%, 02/15/2025	109,047	119,329

8.50%, 02/15/2025 to 01/15/2037	122,886	129,748

6.95%, 08/20/2025 to 08/20/2027	115,059	115,494

6.38%, 10/20/2027 to 02/20/2028	147,283	158,252

6.10%, 12/20/2033	2,880,424	3,276,249

5.71%, 08/20/2034(b)	799,140	927,347

5.88%, 01/20/2039(b)	2,855,424	3,345,512

1.00% (1 mo. USD LIBOR + 0.80%), 09/16/2039(a)	838,063	851,035

0.89% (1 mo. USD LIBOR + 0.70%), 05/20/2040(a)	1,977,105	1,993,067

4.50%, 07/20/2041(b)	548,683	615,901

3.29%, 09/20/2041(b)	1,898,098	1,948,710

0.44% (1 mo. USD LIBOR + 0.25%), 01/20/2042(a)	280,554	280,078

3.50%, 10/20/2042 to 06/20/2050	12,121,364	12,944,964

0.47% (1 mo. USD LIBOR + 0.30%), 08/20/2047(a)	4,560,527	4,546,243

2.50%, 07/20/2049	5,895,258	6,122,433

3.00%, 10/20/2049 to 11/20/2049	10,147,604	10,770,408

Series 2019-29, Class PE, 3.00%, 10/20/2048	4,362,017	4,608,737

Series 2019-52, Class JL, 3.00%, 11/20/2048	4,686,705	4,942,125

Series 2019-30, Class MA, 3.50%, 03/20/2049	1,107,229	1,171,003

TBA, 2.50%, 07/01/2050(c)	26,500,000	27,886,074

		92,612,866

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $408,186,613)		419,402,944

U.S. Treasury Securities–15.88%
U.S. Treasury Bills–0.33%(d)
0.01% - 0.12%, 09/03/2020(e)	1,465,000	1,464,665

U.S. Treasury Bonds–1.29%
5.38%, 02/15/2031	3,800,000	5,648,269

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

U.S. Treasury Inflation – Indexed Bonds–0.99%
0.13%, 04/15/2021(f)	$2,164,040	$2,176,429

0.50%, 04/15/2024(f)	2,033,600	2,139,876

		4,316,305

U.S. Treasury Inflation – Indexed Notes–0.64%
0.63%, 04/15/2023(f)	2,684,318	2,794,205

U.S. Treasury Notes–12.63%
1.50%, 09/15/2022	2,700,000	2,780,314

2.00%, 11/30/2022	2,700,000	2,819,285

2.38%, 01/31/2023	2,000,000	2,113,555

1.63%, 04/30/2023	4,000,000	4,163,906

2.75%, 05/31/2023	6,300,000	6,771,516

1.63%, 10/31/2023	625,000	654,919

2.63%, 12/31/2023	4,000,000	4,338,984

2.13%, 03/31/2024	4,000,000	4,286,406

2.00%, 05/31/2024	2,500,000	2,673,975

2.25%, 11/15/2024	3,000,000	3,262,148

2.88%, 05/31/2025	4,000,000	4,504,766

2.88%, 11/30/2025	2,500,000	2,840,527

1.50%, 08/15/2026	4,250,000	4,528,908

1.13%, 02/28/2027	4,759,000	4,965,998

2.38%, 05/15/2027	1,000,000	1,128,848

2.38%, 05/15/2029	2,600,000	3,000,918

1.63%, 08/15/2029	400,000	436,469

		55,271,442

Total U.S. Treasury Securities (Cost $63,522,074)		69,494,886

Asset-Backed Securities–10.36%(g)
Banc of America Commercial Mortgage Trust, Series 2015- UBS7, Class XA, IO, 0.94%, 09/15/2048(b)	15,758,183	517,135

Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 3.83%, 01/25/2035(b)	360,792	342,162

Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(h)	1,646,684	1,639,684

Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(h)	1,955,789	1,947,043

COLT Mortgage Loan Trust,
Series 2020-1, Class A3, 2.90%, 02/25/2050(b)(h)	4,464,917	4,489,698

Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(h)	3,866,120	3,879,733

Commercial Mortgage Trust, Series 2015-CR24, Class B, 4.52%, 08/10/2048(b)	6,200,000	6,469,232

FRESB Mortgage Trust, Series 2019-SB63, Class A5, 2.55% (1 mo. USD LIBOR + 2.55%), 02/25/2039(a)	3,730,708	3,879,293

Galton Funding Mortgage Trust, Series 2018-2, Series A41, 4.50%, 10/25/2058(b)(h)	1,844,140	1,895,183

	Principal Amount	Value

GCAT Trust, Series 2020-NQM1, Class A3, 2.55%, 01/25/2060(h)(i)	$3,940,217	$3,950,389

JP Morgan Mortgage Trust, Series 2018-8, Class A15, 4.00%, 01/25/2049(b)(h)	279,583	280,590

New Residential Mortgage Loan Trust,
Series 2018-4A, Class A1S, 0.93% (1 mo. USD LIBOR + 0.75%), 01/25/2048(a)(h)	2,774,044	2,752,527

Series 2020-NQM1, Class A3, 2.77%, 01/26/2060(b)(h)	4,714,454	4,639,887

Towd Point Mortgage Trust, Series 2015-1, Class AES, 3.00%, 10/25/2053(b)(h)	355,264	356,962

Verus Securitization Trust, Series 2018-3, Class A-2, 4.18%, 10/25/2058(b)(h)	2,215,173	2,221,856

Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class B, 4.24%, 05/15/2048(b)	5,900,000	6,076,908

Total Asset-Backed Securities (Cost $44,994,948)		45,338,282

U.S. Dollar Denominated Bonds & Notes–1.41%
Other Diversified Financial Services–0.37%
Private Export Funding Corp., Series BB, 4.30%, 12/15/2021	1,540,000	1,625,246

Sovereign Debt–1.04%
Israel Government AID Bond, 5.13%, 11/01/2024	3,800,000	4,540,850

Total U.S. Dollar Denominated Bonds & Notes (Cost $5,348,008)		6,166,096

Agency Credit Risk Transfer Notes–0.65%
Fannie Mae Connecticut Avenue SecuritiesSeries 2015-C02, Class 1M2, 4.18%, (1 mo. USD LIBOR + 4.00%), 05/25/2025 (Cost $2,599,383)(a)	2,785,835	2,836,415

U.S. Government Sponsored Agency Securities–0.47%
Tennessee Valley Authority (TVA)–0.47%
Tennessee Valley Authority, 1.88%, 08/15/2022 (Cost $1,992,202)	2,000,000	2,061,601

	Shares

Money Market Funds–2.29%
Invesco Government & Agency Portfolio, Institutional Class, 0.09% (Cost $10,029,511)(j)(k)	10,029,511	10,029,511

TOTAL INVESTMENTS IN SECURITIES–126.91% (Cost $536,672,739)		555,329,735

OTHER ASSETS LESS LIABILITIES–(26.91)%		(117,746,190)

NET ASSETS–100.00%		$437,583,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Investment Abbreviations:

ACES	- Automatically Convertible Extendable Security
ARM	- Adjustable Rate Mortgage
Ctfs.	- Certificates
IO	- Interest Only
LIBOR	- London Interbank Offered Rate
REMICs	- Real Estate Mortgage Investment Conduits
STRIPS	- Separately Traded Registered Interest and Principal Security
TBA	- To Be Announced
USD	- U.S. Dollar

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2020.
(b)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2020.

(c)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1M.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount of security and interest payments are adjusted for inflation. See Note 1I.
(g)	Non-U.S. government sponsored securities.
(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2020 was $28,053,552, which represented 6.41% of the Fund’s Net Assets.

(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2020	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$8,520,491	$129,672,042	$(128,163,022)	$-	$-	$10,029,511	$28,205

(k)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2020

U.S. Government Sponsored Agency Mortgage-Backed Securities	75.52%
U.S. Treasury Securities	12.51
Asset-Backed Securities	8.17
U.S. Dollar Denominated Bonds & Notes	1.11
Security types each less than 1% portfolio	0.88
Money Market Funds	1.81

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)(a)
Interest Rate Risk
U.S. Treasury 2 Year Notes	117	September-2020	$25,836,891	$12,038	$12,038
U.S. Treasury 5 Year Notes	403	September-2020	50,674,102	98,759	98,759
U.S. Treasury 10 Year Notes	183	September-2020	25,468,453	76,956	76,956
Subtotal-Long Futures Contracts				187,753	187,753

Short Futures Contracts
Interest Rate Risk
U.S. Treasury Bond	72	September-2020	(15,707,250)	(118,285)	(118,285)
Total Futures Contracts				$69,468	$69,468

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

(a)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $ 526,643,228)	$545,300,224

Investments in affiliated money market funds, at value (Cost $ 10,029,511)	10,029,511

Other investments:
Variation margin receivable – futures contracts	45,634

Cash	140,240

Receivable for:
Investments sold	21,766,807

Fund shares sold	138,572

Dividends	674

Interest	1,198,796

Principal paydowns	234,881

Investment for trustee deferred compensation and retirement plans	224,529

Other assets	381

Total assets	579,080,249

Liabilities:
Payable for:
Investments purchased	140,862,413

Fund shares reacquired	101,572

Accrued fees to affiliates	213,416

Accrued trustees’ and officers’ fees and benefits	2,224

Accrued other operating expenses	75,394

Trustee deferred compensation and retirement plans	241,685

Total liabilities	141,496,704

Net assets applicable to shares outstanding	$437,583,545

Net assets consist of:
Shares of beneficial interest	$411,070,843

Distributable earnings	26,512,702

$437,583,545

Net Assets:
Series I	$257,408,508

Series II	$180,175,037

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	21,112,413

Series II	14,933,925

Series I:
Net asset value per share	$12.19

Series II:
Net asset value per share	$12.06

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Interest	$5,591,589

Dividends from affiliated money market funds	28,205

Total investment income	5,619,794

Expenses:
Advisory fees	1,059,049

Administrative services fees	357,123

Custodian fees	16,536

Distribution fees - Series II	229,900

Transfer agent fees	15,538

Trustees’ and officers’ fees and benefits	9,494

Reports to shareholders	6,005

Professional services fees	17,573

Other	(1,406)

Total expenses	1,709,812

Less: Fees waived	(4,067)

Net expenses	1,705,745

Net investment income	3,914,049

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	13,514,520

Futures contracts	(2,668,090)

10,846,430

Change in net unrealized appreciation (depreciation) of:
Investment securities	7,314,456

Futures contracts	(146,289)

7,168,167

Net realized and unrealized gain	18,014,597

Net increase in net assets resulting from operations	$21,928,646

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income	$3,914,049	$9,424,865

Net realized gain	10,846,430	3,838,737

Change in net unrealized appreciation	7,168,167	13,152,012

Net increase in net assets resulting from operations	21,928,646	26,415,614

Distributions to shareholders from distributable earnings:
Series I	–	(6,666,815)

Series II	–	(4,034,804)

Total distributions from distributable earnings	–	(10,701,619)

Share transactions–net:
Series I	(7,007,320)	(37,212,596)

Series II	(3,606,200)	(23,434,778)

Net increase (decrease) in net assets resulting from share transactions	(10,613,520)	(60,647,374)

Net increase (decrease) in net assets	11,315,126	(44,933,379)

Net assets:
Beginning of period	426,268,419	471,201,798

End of period	$437,583,545	$426,268,419

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/20	$11.61	$0.11	$0.47	$0.58	$–	$12.19	5.00%	$257,409	0.67	%(d)	0.67	%(d)	1.87	%(d)	31%
Year ended 12/31/19	11.22	0.25	0.43	0.68	(0.29)	11.61	6.07	251,440	0.68		0.68		2.18		35
Year ended 12/31/18	11.41	0.25	(0.19)	0.06	(0.25)	11.22	0.56	279,476	0.69		0.69		2.25		25
Year ended 12/31/17	11.44	0.22	(0.01)	0.21	(0.24)	11.41	1.87	318,298	0.70		0.70		1.97		35
Year ended 12/31/16	11.52	0.23	(0.07)	0.16	(0.24)	11.44	1.32	353,614	0.73		0.73		1.93		31
Year ended 12/31/15	11.74	0.17	(0.13)	0.04	(0.26)	11.52	0.34	393,090	0.77		0.77		1.44		59
Series II
Six months ended 06/30/20	11.50	0.10	0.46	0.56	–	12.06	4.87	180,175	0.92	(d)	0.92	(d)	1.62	(d)	31
Year ended 12/31/19	11.12	0.22	0.42	0.64	(0.26)	11.50	5.75	174,828	0.93		0.93		1.93		35
Year ended 12/31/18	11.31	0.22	(0.19)	0.03	(0.22)	11.12	0.29	191,725	0.94		0.94		2.00		25
Year ended 12/31/17	11.33	0.19	(0.00)	0.19	(0.21)	11.31	1.72	207,086	0.95		0.95		1.72		35
Year ended 12/31/16	11.42	0.20	(0.08)	0.12	(0.21)	11.33	1.00	205,010	0.98		0.98		1.68		31
Year ended 12/31/15	11.64	0.14	(0.13)	0.01	(0.23)	11.42	0.06	195,392	1.02		1.02		1.19		59

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $260,472 and $185,025 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Government Securities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash

Invesco V.I. Government Securities Fund

dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Treasury Inflation-Protected Securities – The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be shown as Treasury Inflation-Protected Securities inflation adjustments in the Statement of Operations, even though investors do not receive their principal until maturity.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation

Invesco V.I. Government Securities Fund

(depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

L.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2020 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

M.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on borrowings.

N.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they

Invesco V.I. Government Securities Fund

receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

O.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

P.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.500%

Over $250 million	0.450%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.48%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $4,067.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $32,619 for accounting and fund administrative services and was reimbursed $324,504 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Government Securities Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Government Sponsored Agency Mortgage-Backed Securities	$–	$419,402,944	$–	$419,402,944

U.S. Treasury Securities	–	69,494,886	–	69,494,886

Asset-Backed Securities	–	45,338,282	–	45,338,282

U.S. Dollar Denominated Bonds & Notes	–	6,166,096	–	6,166,096

Agency Credit Risk Transfer Notes	–	2,836,415	–	2,836,415

U.S. Government Sponsored Agency Securities	–	2,061,601	–	2,061,601

Money Market Funds	10,029,511	–	–	10,029,511

Total Investments in Securities	10,029,511	545,300,224	–	555,329,735

Other Investments - Assets*

Futures Contracts	187,753	–	–	187,753

Other Investments - Liabilities*

Futures Contracts	(118,285)	–	–	(118,285)

Total Other Investments	69,468	–	–	69,468

Total Investments	$10,098,979	$545,300,224	$–	$555,399,203

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

Value
Interest
Derivative Assets	Rate Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$187,753

Derivatives not subject to master netting agreements	(187,753)

Total Derivative Assets subject to master netting agreements	$-

Value
Interest
Derivative Liabilities	Rate Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(118,285)

Derivatives not subject to master netting agreements	118,285

Total Derivative Liabilities subject to master netting agreements	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Interest
Rate Risk

Realized Gain (Loss):
Futures contracts	$(2,668,090)

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(146,289)

Total	$(2,814,379)

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$134,206,137

Invesco V.I. Government Securities Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2019, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$7,872,584	$8,820,405	$16,692,989

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $18,095,889 and $7,869,930, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $119,043,785 and $142,927,653, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$18,777,086

Aggregate unrealized (depreciation) of investments	(492,152)

Net unrealized appreciation of investments	$18,284,934

Cost of investments for tax purposes is $537,114,269.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Series I	3,548,204	$42,266,754	3,053,546	$35,296,652

Series II	2,419,221	28,453,054	1,618,892	18,750,084

Issued as reinvestment of dividends:
Series I	-	-	571,278	6,666,815

Series II	-	-	348,730	4,034,804

Invesco V.I. Government Securities Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019
	Shares	Amount	Shares	Amount

Reacquired:
Series I	(4,102,178)	$(49,274,074)	(6,860,415)	$(79,176,063)

Series II	(2,690,384)	(32,059,254)	(4,004,398)	(46,219,666)

Net increase (decrease) in share activity	(825,137)	$(10,613,520)	(5,272,367)	$(60,647,374)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. Government Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/20)	(06/30/20)[1]	Period[2]	(06/30/20)	Period[2]	Ratio
Series I	$1,000.00	$1,050.00	$3.41	$1,021.53	$3.37	0.67%
Series II	1,000.00	1,048.70	4.69	1,020.29	4.62	0.92

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Government Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Government Securities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays U.S. Government Index. The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit

Invesco V.I. Government Securities Fund

expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

Invesco V.I. Government Securities Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. Growth and Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VIGRI-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	–19.80%
Series II Shares	–19.88
S&P 500 Index▼ (Broad Market Index)	–3.08
Russell 1000 Value Index▼ (Style-Specific Index)	–16.26
Lipper VUF Large-Cap Value Funds Index∎ (Peer Group Index)	–15.82
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Growth and Income Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Growth and Income Fund (renamed Invesco V.I. Growth and Income Fund on April 29, 2013). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class I shares and Class II shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Invesco V.I. Growth and Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect

Average Annual Total Returns As of 6/30/20

Series I Shares
Inception (12/23/96)	7.62%
10 Years	8.92
5 Years	2.49
1 Year	–13.53

Series II Shares
Inception (9/18/00)	5.39%
10 Years	8.65
5 Years	2.23
1 Year	–13.74

sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Growth and Income Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Growth and Income Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.64%
Aerospace & Defense–4.49%
General Dynamics Corp.	196,674	$ 29,394,896
Raytheon Technologies Corp.	170,632	10,514,344
Textron, Inc.	315,338	10,377,773
		50,287,013

Apparel Retail–1.04%
TJX Cos., Inc. (The)	230,460	11,652,058

Apparel, Accessories & Luxury Goods–0.91%
Capri Holdings Ltd.(b)	653,659	10,216,690

Automobile Manufacturers–2.62%
General Motors Co.	1,156,901	29,269,595

Building Products–3.29%
Johnson Controls International PLC	637,998	21,781,252
Trane Technologies PLC	168,871	15,026,141
		36,807,393

Cable & Satellite–2.77%
Charter Communications, Inc., Class A(b)	26,784	13,660,911
Comcast Corp., Class A	444,717	17,335,069
		30,995,980

Commodity Chemicals–1.09%
Dow, Inc.	298,194	12,154,387

Communications Equipment–0.39%
Cisco Systems, Inc.	94,037	4,385,886

Diversified Banks–6.13%
Bank of America Corp.	1,382,495	32,834,256
Citigroup, Inc.	699,454	35,742,100
		68,576,356

Electric Utilities–2.93%
Duke Energy Corp.	132,971	10,623,053
Exelon Corp.	325,645	11,817,657
FirstEnergy Corp.	268,089	10,396,492
		32,837,202

Electronic Components–1.18%
Corning, Inc.	509,785	13,203,432

Fertilizers & Agricultural Chemicals–2.61%
Corteva, Inc.	848,389	22,728,342
Nutrien Ltd. (Canada)	202,982	6,515,722
		29,244,064

Food Distributors–2.35%
Sysco Corp.	240,357	13,137,913
US Foods Holding Corp.(b)	664,847	13,110,783
		26,248,696

Health Care Distributors–1.62%
McKesson Corp.	118,478	18,176,895

	Shares	Value
Health Care Equipment–2.84%
Medtronic PLC	201,377	$ 18,466,271
Zimmer Biomet Holdings, Inc.	111,300	13,284,768
		31,751,039

Health Care Services–1.28%
CVS Health Corp.	220,155	14,303,470

Health Care Supplies–0.98%
Alcon, Inc. (Switzerland)(b)	191,881	10,994,057

Home Improvement Retail–0.94%
Kingfisher PLC (United Kingdom)	3,845,072	10,505,132

Human Resource & Employment Services–0.04%
Adecco Group AG (Switzerland)	9,803	459,307

Insurance Brokers–1.13%
Willis Towers Watson PLC	64,400	12,683,580

Integrated Oil & Gas–3.89%
BP PLC (United Kingdom)	2,912,536	11,068,865
Chevron Corp.	224,203	20,005,634
Royal Dutch Shell PLC, Class A (United Kingdom)	783,480	12,466,968
		43,541,467

Internet & Direct Marketing Retail–1.22%
Booking Holdings, Inc.(b)	8,567	13,641,577

Investment Banking & Brokerage–5.77%
Charles Schwab Corp. (The)	230,013	7,760,639
Goldman Sachs Group, Inc. (The)	148,763	29,398,544
Morgan Stanley	566,757	27,374,363
		64,533,546

IT Consulting & Other Services–2.25%
Cognizant Technology Solutions Corp., Class A	442,314	25,132,282

Managed Health Care–2.06%
Anthem, Inc.	87,542	23,021,795

Multi-line Insurance–2.58%
American International Group, Inc.	927,795	28,928,648

Oil & Gas Exploration & Production–2.71%
Canadian Natural Resources Ltd. (Canada)	390,167	6,768,144
Devon Energy Corp.	674,927	7,653,672
Marathon Oil Corp.	1,552,168	9,499,268
Parsley Energy, Inc., Class A	600,595	6,414,355
		30,335,439

Other Diversified Financial Services–1.96%
Equitable Holdings, Inc.	457,886	8,832,621
Voya Financial, Inc.	281,176	13,116,860
		21,949,481

Packaged Foods & Meats–1.47%
Kellogg Co.	110,750	7,316,145

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

	Shares	Value
Packaged Foods & Meats–(continued)
Mondelez International, Inc., Class A	179,419	$ 9,173,693
		16,489,838

Pharmaceuticals–8.37%
Bristol-Myers Squibb Co.	380,668	22,383,279
GlaxoSmithKline PLC (United Kingdom)	430,050	8,713,648
Johnson & Johnson	229,956	32,338,712
Pfizer, Inc.	379,116	12,397,093
Sanofi (France)	175,039	17,808,295
		93,641,027

Railroads–2.37%
CSX Corp.	380,050	26,504,687

Regional Banks–6.22%
Citizens Financial Group, Inc.	898,400	22,675,616
PNC Financial Services Group, Inc. (The)	236,709	24,904,154
Truist Financial Corp.	588,139	22,084,619
		69,664,389

Semiconductors–5.69%
Intel Corp.	410,839	24,580,497
NXP Semiconductors N.V. (Netherlands)	145,535	16,596,812
QUALCOMM, Inc.	246,819	22,512,361
		63,689,670

Specialty Chemicals–1.03%
DuPont de Nemours, Inc.	216,779	11,517,468

	Shares	Value
Systems Software–2.01%
Oracle Corp.	407,986	$ 22,549,386

Technology Hardware, Storage & Peripherals–1.85%
Apple, Inc.	56,907	20,759,674

Tobacco–3.01%
Philip Morris International, Inc.	481,171	33,710,840

Wireless Telecommunication Services–2.55%
Vodafone Group PLC (United Kingdom)	17,924,523	28,581,729
Total Common Stocks & Other Equity Interests (Cost $1,067,006,953)		1,092,945,175

Money Market Funds–2.23%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)(d)	10,354,368	10,354,368
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)(d)	2,765,543	2,767,479
Invesco Treasury Portfolio, Institutional Class, 0.08%(c)(d)	11,833,564	11,833,564
Total Money Market Funds (Cost $24,951,941)		24,955,411
TOTAL INVESTMENTS IN SECURITIES–99.87% (Cost $1,091,958,894)		1,117,900,586
OTHER ASSETS LESS LIABILITIES–0.13%		1,480,040
NET ASSETS–100.00%		$1,119,380,626

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 36,165,254	$65,420,798	$(91,231,684)	$ -	$ -	$10,354,368	$ 73,856
Invesco Liquid Assets Portfolio, Institutional Class	25,915,806	46,729,143	(69,893,205)	3,788	11,947	2,767,479	62,546
Invesco Treasury Portfolio, Institutional Class	41,331,718	74,766,628	(104,264,782)	-	-	11,833,564	80,764
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	-	14,382,025	(14,382,025)	-	-	-	768
Invesco Liquid Assets Portfolio, Institutional Class	-	4,786,313	(4,784,001)	-	(2,312)	-	1,134
Invesco Private Government Fund	-	23,496,781	(23,496,781)	-	-	-	122
Invesco Private Prime Fund	-	3,102,212	(3,102,212)	-	-	-	28
Total	$103,412,778	$232,683,900	$(311,154,690)	$3,788	$ 9,635	$24,955,411	$219,218

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Financials	23.79%
Health Care	17.14
Information Technology	13.38
Industrials	10.19
Consumer Staples	6.83
Consumer Discretionary	6.73
Energy	6.60
Communication Services	5.32
Materials	4.73
Utilities	2.93
Money Market Funds Plus Other Assets Less Liabilities	2.36

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
Currency Risk
07/10/2020	Bank of New York Mellon (The)	GBP	21,866,926	USD	27,447,584	$ 350,987
07/10/2020	State Street Bank & Trust Co.	CAD	8,573,765	USD	6,340,156	24,618
07/10/2020	State Street Bank & Trust Co.	EUR	711,532	USD	804,445	4,908
07/10/2020	State Street Bank & Trust Co.	GBP	27,201,861	USD	34,174,296	466,865
07/10/2020	State Street Bank & Trust Co.	USD	1,225,669	CAD	1,667,964	2,973
07/10/2020	State Street Bank & Trust Co.	USD	1,486,273	CHF	1,415,262	7,814
07/10/2020	State Street Bank & Trust Co.	USD	655,223	EUR	584,193	1,225
Subtotal–Appreciation						859,390

Currency Risk
07/10/2020	State Street Bank & Trust Co.	CAD	313,109	USD	230,065	(575)
07/10/2020	State Street Bank & Trust Co.	CHF	9,859,151	USD	10,266,012	(142,263)
07/10/2020	State Street Bank & Trust Co.	EUR	11,989,734	USD	13,405,710	(66,968)
07/10/2020	State Street Bank & Trust Co.	GBP	1,008,598	USD	1,248,609	(1,204)
07/10/2020	State Street Bank & Trust Co.	USD	182,684	CAD	245,650	(1,736)
07/10/2020	State Street Bank & Trust Co.	USD	288,301	CHF	272,255	(882)
07/10/2020	State Street Bank & Trust Co.	USD	183,319	EUR	162,786	(399)
07/10/2020	State Street Bank & Trust Co.	USD	7,962,311	GBP	6,343,168	(102,118)
Subtotal–Depreciation						(316,145)
Total Forward Foreign Currency Contracts						$ 543,245

Abbreviations:

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound Sterling

USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,067,006,953)	$1,092,945,175

Investments in affiliated money market funds, at value (Cost $24,951,941)	24,955,411

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	859,390

Foreign currencies, at value (Cost $408,901)	408,749

Receivable for:
Investments sold	2,855

Fund shares sold	52,994

Dividends	2,715,320

Investment for trustee deferred compensation and retirement plans	203,625

Other assets	56,687

Total assets	1,122,200,206

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	316,145

Payable for:
Fund shares reacquired	1,674,970

Amount due custodian	2,855

Accrued fees to affiliates	595,026

Accrued trustees’ and officers’ fees and benefits	3,737

Trustee deferred compensation and retirement plans	226,847

Total liabilities	2,819,580

Net assets applicable to shares outstanding	$1,119,380,626

Net assets consist of:
Shares of beneficial interest	$1,146,888,282

Distributable earnings (loss)	(27,507,656)

$1,119,380,626

Net Assets:
Series I	$140,391,648

Series II	$978,988,978

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	9,167,487

Series II	64,101,479

Series I:
Net asset value per share	$15.31

Series II:
Net asset value per share	$15.27

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $268,803)	$18,330,916

Dividends from affiliated money market funds (includes securities lending income of $119,725)	336,891

Total investment income	18,667,807

Expenses:
Advisory fees	3,581,856

Administrative services fees	1,068,910

Distribution fees - Series II	1,389,346

Transfer agent fees	14,523

Trustees’ and officers’ fees and benefits	14,059

Professional services fees	1,519

Other	(78,164)

Total expenses	5,992,049

Less: Fees waived	(30,269)

Net expenses	5,961,780

Net investment income	12,706,027

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(77,003,160)

Foreign currencies	778,287

Forward foreign currency contracts	912,299

(75,312,574)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(277,225,225)

Foreign currencies	(22,653)

Forward foreign currency contracts	3,078,454

(274,169,424)

Net realized and unrealized gain (loss)	(349,481,998)

Net increase (decrease) in net assets resulting from operations	$(336,775,971)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income	$12,706,027	$25,947,061

Net realized gain (loss)	(75,312,574)	(6,838,792)

Change in net unrealized appreciation (depreciation)	(274,169,424)	279,095,156

Net increase (decrease) in net assets resulting from operations	(336,775,971)	298,203,425

Distributions to shareholders from distributable earnings:
Series I	–	(23,474,054)

Series II	–	(173,791,397)

Total distributions from distributable earnings	–	(197,265,451)

Share transactions–net:
Series I	(12,087,998)	4,136,745

Series II	(231,956,682)	343,560,704

Net increase (decrease) in net assets resulting from share transactions	(244,044,680)	347,697,449

Net increase (decrease) in net assets	(580,820,651)	448,635,423

Net assets:
Beginning of period	1,700,201,277	1,251,565,854

End of period	$1,119,380,626	$1,700,201,277

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net
			(losses)								net assets		assets without		Ratio of net
	Net asset		on securities		Dividends	Distributions					with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/20	$19.09	$0.18	$(3.96)	$(3.78)	$–	$–	$–	$15.31	(19.80)%	$140,392	0.73	%(d)	0.73	%(d)	2.24	%(d)	16%
Year ended 12/31/19	17.51	0.37	3.84	4.21	(0.38)	(2.25)	(2.63)	19.09	25.19	187,097	0.73		0.74		1.91		62
Year ended 12/31/18	22.70	0.36	(2.95)	(2.59)	(0.47)	(2.13)	(2.60)	17.51	(13.38)	166,306	0.75		0.75		1.63		32
Year ended 12/31/17	21.05	0.41 (e)	2.52	2.93	(0.34)	(0.94)	(1.28)	22.70	14.32	187,254	0.76		0.76		1.90	(e)	17
Year ended 12/31/16	19.60	0.33	3.29	3.62	(0.23)	(1.94)	(2.17)	21.05	19.69	168,082	0.77		0.79		1.69		28
Year ended 12/31/15	25.15	0.33	(1.30)	(0.97)	(0.74)	(3.84)	(4.58)	19.60	(3.06)	149,066	0.78		0.84		1.41		22
Series II
Six months ended 06/30/20	19.06	0.16	(3.95)	(3.79)	–	–	–	15.27	(19.88)	978,989	0.98	(d)	0.98	(d)	1.99	(d)	16
Year ended 12/31/19	17.48	0.32	3.83	4.15	(0.32)	(2.25)	(2.57)	19.06	24.85	1,513,105	0.98		0.99		1.66		62
Year ended 12/31/18	22.66	0.30	(2.95)	(2.65)	(0.40)	(2.13)	(2.53)	17.48	(13.59)	1,085,260	1.00		1.00		1.38		32
Year ended 12/31/17	21.02	0.36 (e)	2.51	2.87	(0.29)	(0.94)	(1.23)	22.66	14.04	1,823,085	1.01		1.01		1.65	(e)	17
Year ended 12/31/16	19.58	0.28	3.28	3.56	(0.18)	(1.94)	(2.12)	21.02	19.37	1,838,074	1.02		1.04		1.44		28
Year ended 12/31/15	25.09	0.27	(1.29)	(1.02)	(0.65)	(3.84)	(4.49)	19.58	(3.26)	1,435,111	1.03		1.09		1.16		22

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $148,224 and $1,115,971 for Series I and Series II shares, respectively.
(e)

Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.30 and 1.42%, and $0.25 and 1.17%, for Series I and Series II, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Growth and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek long-term growth of capital and income.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco V.I. Growth and Income Fund

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

Invesco V.I. Growth and Income Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.600%
Over $500 million	0.550%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.57%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.78% and Series II shares to 1.03% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $30,269.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $124,589 for accounting and fund administrative services and was reimbursed $944,321 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2020, the Fund incurred $747 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Growth and Income Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$992,347,174	$100,598,001	$–	$1,092,945,175

Money Market Funds	24,955,411	–	–	24,955,411

Total Investments in Securities	1,017,302,585	100,598,001	–	1,117,900,586

Other Investments - Assets*

Forward Foreign Currency Contracts	–	859,390	–	859,390

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(316,145)	–	(316,145)

Total Other Investments	–	543,245	–	543,245

Total Investments	$1,017,302,585	$101,141,246	$–	$1,118,443,831

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

Value
Currency
Derivative Assets	Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$859,390

Derivatives not subject to master netting agreements	-

Total Derivative Assets subject to master netting agreements	$859,390

Value
Currency
Derivative Liabilities	Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(316,145)

Derivatives not subject to master netting agreements	-

Total Derivative Liabilities subject to master netting agreements	$(316,145)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2020.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Bank of New York Mellon (The)	$350,987	$ -	$350,987	$-	$-	$350,987

State Street Bank & Trust Co.	508,403	(316,145)	192,258	-	-	192,258

Total	$859,390	$(316,145)	$543,245	$-	$-	$543,245

Invesco V.I. Growth and Income Fund

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Currency
Risk
Realized Gain:
Forward foreign currency contracts	$912,299
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	3,078,454
Total	$3,990,753

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$134,231,964

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $193,070,790 and $377,432,337, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$117,488,635

Aggregate unrealized (depreciation) of investments	(130,337,463)

Net unrealized appreciation (depreciation) of investments	$(12,848,828)

Cost of investments for tax purposes is $1,131,292,659.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Series I	716,249	$10,612,962	961,502	$18,593,160
Series II	5,584,449	74,894,752	46,991,194	937,263,516

Invesco V.I. Growth and Income Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Series I	-	$-	1,324,721	$23,474,054

Series II	-	-	9,813,179	173,791,397

Reacquired:
Series I	(1,351,853)	(22,700,960)	(1,980,258)	(37,930,469)

Series II	(20,880,761)	(306,851,434)	(39,496,692)	(767,494,209)

Net increase (decrease) in share activity	(15,931,916)	$(244,044,680)	17,613,646	$347,697,449

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. Growth and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/20)	(06/30/20)[1]	Period[2]	(06/30/20)	Period[2]	Ratio
Series I	$1,000.00	$802.00	$3.27	$1,021.23	$3.67	0.73%
Series II	1,000.00	801.20	4.39	1,019.99	4.92	0.98

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Growth and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Growth and Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one and five year periods and the fifth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s valuation focused style of investing, including its overweight and underweight exposures to and stock selection in certain sectors, negatively impacted performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information

Invesco V.I. Growth and Income Fund

regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/ waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2019.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Growth and Income Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. Health Care Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	I-VIGHC-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	–2.65%
Series II Shares	–2.74
MSCI World Index▼ (Broad Market Index)	–5.77
MSCI World Health Care Index▼ (Style-Specific Index)	1.41
Lipper VUF Health/Biotechnology Funds Classification Average∎ (Peer Group)	3.96
Source(s): ▼RIMES Technologies Corp.; ∎ Lipper Inc.

The MSCI World IndexSM(Net) is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI World Health Care Index is an unmanaged index considered representative of health care stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper VUF Health/Biotechnology Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Health/Biotechnology Funds classification.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20
Series I Shares
Inception (5/21/97)	8.76%
10 Years	12.73
5 Years	4.33
1 Year	11.72
Series II Shares
Inception (4/30/04)	8.14%
10 Years	12.45
5 Years	4.08
1 Year	11.44

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Invesco V.I. Health Care Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Health Care Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Health Care Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.96%
Biotechnology–18.55%
ACADIA Pharmaceuticals, Inc.(b)	28,599	$ 1,386,193
Altimmune, Inc.(b)	23,754	254,405
Amarin Corp. PLC, ADR (Ireland)(b)	52,454	362,982
Arcus Biosciences, Inc.(b)	28,519	705,560
Ascendis Pharma A/S, ADR (Denmark)(b)	9,226	1,364,525
Biogen, Inc.(b)	18,247	4,881,985
BioMarin Pharmaceutical, Inc.(b)	35,230	4,345,268
BioNTech SE, ADR (Germany)(b)	10,201	680,815
Exact Sciences Corp.(b)	30,317	2,635,760
Fusion Pharmaceuticals, Inc. (Canada)(b)	17,583	307,175
Global Blood Therapeutics, Inc.(b)(c)	18,430	1,163,486
Immunomedics, Inc.(b)	54,286	1,923,896
Incyte Corp.(b)	19,774	2,055,903
Iovance Biotherapeutics, Inc.(b)	36,351	997,835
Kadmon Holdings, Inc.(b)	184,283	943,529
Keros Therapeutics, Inc.(b)(c)	31,134	1,167,836
Legend Biotech Corp., ADR(b)	5,185	220,674
Mersana Therapeutics, Inc.(b)	41,544	972,130
Neurocrine Biosciences, Inc.(b)	13,704	1,671,888
Rocket Pharmaceuticals, Inc.(b)	40,504	847,749
Sarepta Therapeutics, Inc.(b)	11,016	1,766,305
Vertex Pharmaceuticals, Inc.(b)	20,615	5,984,741
Zentalis Pharmaceuticals, Inc.(b)	28,606	1,373,660
		38,014,300

Drug Retail–0.47%
Raia Drogasil S.A. (Brazil)	47,560	967,449

Health Care Equipment–17.60%
Abbott Laboratories	60,092	5,494,212
Baxter International, Inc.	30,702	2,643,442
Becton, Dickinson and Co.	7,801	1,866,545
Boston Scientific Corp.(b)	142,053	4,987,481
Edwards Lifesciences Corp.(b)	51,207	3,538,916
Globus Medical, Inc., Class A(b)	8,958	427,386
Intuitive Surgical, Inc.(b)	1,940	1,105,470
Koninklijke Philips N.V. (Netherlands)	77,819	3,623,768
Medtronic PLC	78,767	7,222,934
Stryker Corp.	5,601	1,009,244
Zimmer Biomet Holdings, Inc.	34,899	4,165,545
		36,084,943

Health Care Facilities–1.11%
HCA Healthcare, Inc.(b)	23,336	2,264,992

Health Care Services–2.69%
Cigna Corp.	16,092	3,019,664
CVS Health Corp.	38,327	2,490,105
		5,509,769

Health Care Supplies–2.78%
Alcon, Inc. (Switzerland)(b)	19,741	1,131,554
Align Technology, Inc.(b)	4,958	1,360,673
Ansell Ltd. (Australia)	27,343	694,585

	Shares	Value
Health Care Supplies–(continued)
Silk Road Medical, Inc.(b)	60,112	$ 2,518,092
		5,704,904

Health Care Technology–1.94%
HMS Holdings Corp.(b)	31,271	1,012,868
Inspire Medical Systems, Inc.(b)	24,657	2,145,652
Ping An Healthcare and Technology Co. Ltd. (China)(b)(d)	53,200	808,258
		3,966,778

Household Products–0.28%
Reckitt Benckiser Group PLC (United Kingdom)	6,245	574,718

Life Sciences Tools & Services–7.94%
10X Genomics, Inc., Class A(b)	9,303	830,851
Bio-Rad Laboratories, Inc., Class A(b)	3,159	1,426,257
Eurofins Scientific SE (Luxembourg)(b)	1,771	1,110,247
Illumina, Inc.(b)	3,560	1,318,446
IQVIA Holdings, Inc.(b)	3,471	492,465
Lonza Group AG (Switzerland)	1,198	631,698
Thermo Fisher Scientific, Inc.	28,908	10,474,526
		16,284,490

Managed Health Care–11.53%
Anthem, Inc.	12,523	3,293,299
Centene Corp.(b)	41,649	2,646,794
Hapvida Participacoes e Investimentos S.A. (Brazil)(d)	145,500	1,663,400
HealthEquity, Inc.(b)	11,198	656,987
Humana, Inc.	9,536	3,697,584
Notre Dame Intermedica Participacoes S.A. (Brazil)	145,483	1,819,440
UnitedHealth Group, Inc.	33,435	9,861,653
		23,639,157

Pharmaceuticals–33.07%
AstraZeneca PLC, ADR (United Kingdom)	161,064	8,518,675
Avadel Pharmaceuticals PLC, ADR(b)	77,015	622,281
Axsome Therapeutics, Inc.(b)	44,001	3,620,402
Bristol-Myers Squibb Co.	75,948	4,465,742
Elanco Animal Health, Inc.(b)	56,225	1,206,026
Eli Lilly and Co.	38,230	6,276,601
Johnson & Johnson	59,326	8,343,015
Liquidia Technologies, Inc.(b)	107,188	902,523
Lyra Therapeutics, Inc.(b)	20,722	234,988
Merck & Co., Inc.	49,496	3,827,526
Milestone Pharmaceuticals, Inc. (Canada)(b)	33,711	127,428
Novartis AG, ADR (Switzerland)	97,228	8,491,894
Novo Nordisk A/S, Class B (Denmark)	68,492	4,432,198
Odonate Therapeutics, Inc.(b)	27,023	1,144,154
Pfizer, Inc.	87,366	2,856,868
Relmada Therapeutics, Inc.(b)(c)	27,852	1,246,377
Roche Holding AG (Switzerland)	12,226	4,233,027
Sanofi, ADR (France)	111,635	5,698,967
Zoetis, Inc.	7,920	1,085,357

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

	Shares	Value
Pharmaceuticals–(continued)
Zogenix, Inc.(b)	17,233	$ 465,463
		67,799,512
Total Common Stocks & Other Equity Interests (Cost $137,051,519)		200,811,012

Money Market Funds–2.32%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(e)(f)	1,580,735	1,580,735
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(e)(f)	1,370,495	1,371,454
Invesco Treasury Portfolio, Institutional Class, 0.08%(e)(f)	1,806,555	1,806,555
Total Money Market Funds (Cost $4,757,535)		4,758,744
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.28% (Cost $141,809,054)		205,569,756

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.21%
Invesco Private Government Fund, 0.05%(e)(f)(g)	1,859,488	$ 1,859,488
Invesco Private Prime Fund, 0.11%(e)(f)(g)	619,705	619,829
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,479,275)		2,479,317
TOTAL INVESTMENTS IN SECURITIES–101.49% (Cost $144,288,329)		208,049,073
OTHER ASSETS LESS LIABILITIES–(1.49)%		(3,056,918)
NET ASSETS–100.00%		$204,992,155

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2020.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2020 was $2,471,658, which represented 1.21% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 1,366,547	$ 8,786,786	$ (8,572,598)	$ -	$ -	$1,580,735	$ 4,890
Invesco Liquid Assets Portfolio, Institutional Class	893,809	6,536,418	(6,060,550)	1,249	528	1,371,454	7,268
Invesco Treasury Portfolio, Institutional Class	1,561,768	10,042,042	(9,797,255)	-	-	1,806,555	4,647
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	5,716,317	(3,856,829)	-	-	1,859,488	61
Invesco Private Prime Fund	-	2,060,465	(1,440,677)	41	-	619,829	30
Total	$3,822,124	$33,142,028	$(29,727,909)	$1,290	$528	$7,238,061	$16,896

(f)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

Portfolio Composition

By country, based on Net Assets

as of June 30, 2020

United States	74.91%
Switzerland	7.06
United Kingdom	4.44
Denmark	2.83
France	2.78
Brazil	2.17
Countries each less than 2% of portfolio	3.77
Money Market Funds Plus Other Assets Less Liabilities	2.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $137,051,519)*	$200,811,012
Investments in affiliated money market funds, at value (Cost $7,236,810)	7,238,061
Foreign currencies, at value (Cost $11,329)	11,493
Receivable for:
Fund shares sold	67,769
Dividends	370,078
Investment for trustee deferred compensation and retirement plans	74,184
Total assets	208,572,597

Liabilities:
Payable for:
Investments purchased	766,125
Fund shares reacquired	128,212
Collateral upon return of securities loaned	2,479,275
Accrued fees to affiliates	92,697
Accrued trustees’ and officers’ fees and benefits	1,579
Accrued other operating expenses	30,053
Trustee deferred compensation and retirement plans	82,501
Total liabilities	3,580,442
Net assets applicable to shares outstanding	$204,992,155

Net assets consist of:
Shares of beneficial interest	$132,101,592
Distributable earnings	72,890,563
$204,992,155

Net Assets:
Series I	$138,267,024
Series II	$66,725,131

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	4,696,804
Series II	2,407,525
Series I:
Net asset value per share	$29.44
Series II:
Net asset value per share	$27.72

*	At June 30, 2020, securities with an aggregate value of $2,422,629 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $101,758)	$1,524,338

Dividends from affiliated money market funds (includes securities lending income of $91)	16,896

Total investment income	1,541,234

Expenses:
Advisory fees	750,709

Administrative services fees	163,887

Custodian fees	7,157

Distribution fees - Series II	80,428

Transfer agent fees	18,516

Trustees’ and officers’ fees and benefits	8,616

Reports to shareholders	4,623

Professional services fees	21,519

Other	1,789

Total expenses	1,057,244

Less: Fees waived	(4,000)

Net expenses	1,053,244

Net investment income	487,990

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	3,349,728

Foreign currencies	13,151

3,362,879

Change in net unrealized appreciation (depreciation) of:
Investment securities	(10,105,873)

Foreign currencies	(1,405)

(10,107,278)

Net realized and unrealized gain (loss)	(6,744,399)

Net increase (decrease) in net assets resulting from operations	$(6,256,409)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income	$487,990	$476,623

Net realized gain	3,362,879	5,111,934

Change in net unrealized appreciation (depreciation)	(10,107,278)	50,736,226

Net increase (decrease) in net assets resulting from operations	(6,256,409)	56,324,783

Distributions to shareholders from distributable earnings:
Series I	–	(3,345,368)

Series II	–	(1,628,278)

Total distributions from distributable earnings	–	(4,973,646)

Share transactions-net:
Series I	(7,593,349)	(14,313,793)

Series II	(1,875,444)	(6,003,015)

Net increase (decrease) in net assets resulting from share transactions	(9,468,793)	(20,316,808)

Net increase (decrease) in net assets	(15,725,202)	31,034,329

Net assets:
Beginning of period	220,717,357	189,683,028

End of period	$204,992,155	$220,717,357

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
				(losses)								net assets		assets without		investment
	Net asset	Net		on securities		Dividends	Distributions					with fee waivers		fee waivers		income
	value,	investment		(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		(loss)
	beginning	income		realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	(loss)(a)		unrealized)	operations	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/20	$30.23	$0.08	(d)	$(0.87)	$(0.79)	$–	$–	$–	$29.44	(2.61)%	$138,267	0.98	%(e)	0.98	%(e)	0.56	%(d)(e)	9%
Year ended 12/31/19	23.41	0.08		7.40	7.48	(0.01)	(0.65)	(0.66)	30.23	32.50	149,954	0.97		0.97		0.32		8
Year ended 12/31/18	26.44	0.03	(d)	0.59	0.62	–	(3.65)	(3.65)	23.41	0.90	129,377	1.00		1.00		0.10	(d)	35
Year ended 12/31/17	24.11	(0.02)		3.86	3.84	(0.10)	(1.41)	(1.51)	26.44	15.83	144,038	1.01		1.01		(0.08)		37
Year ended 12/31/16	31.75	0.09		(3.36)	(3.27)	–	(4.37)	(4.37)	24.11	(11.46)	145,408	1.04		1.04		0.31		23
Year ended 12/31/15	33.78	0.00		1.08	1.08	–	(3.11)	(3.11)	31.75	3.16	209,511	1.06		1.07		0.01		42
Series II
Six months ended 06/30/20	28.49	0.04	(d)	(0.81)	(0.77)	–	–	–	27.72	(2.70)	66,725	1.23	(e)	1.23	(e)	0.31	(d)(e)	9
Year ended 12/31/19	22.14	0.02		6.98	7.00	–	(0.65)	(0.65)	28.49	32.18	70,763	1.22		1.22		0.07		8
Year ended 12/31/18	25.25	(0.04	)(d)	0.58	0.54	–	(3.65)	(3.65)	22.14	0.62	60,306	1.25		1.25		(0.15	)(d)	35
Year ended 12/31/17	23.07	(0.08)		3.69	3.61	(0.02)	(1.41)	(1.43)	25.25	15.55	67,240	1.26		1.26		(0.33)		37
Year ended 12/31/16	30.65	0.02		(3.23)	(3.21)	–	(4.37)	(4.37)	23.07	(11.69)	69,190	1.29		1.29		0.06		23
Year ended 12/31/15	32.80	(0.08)		1.04	0.96	–	(3.11)	(3.11)	30.65	2.89	103,464	1.31		1.32		(0.24)		42

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the six months ended June 30, 2020. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.01 and 0.31%, $(0.03) and 0.06%, for Series I and Series II shares, respectively.

Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2018. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.00 and (0.03)%, $(0.07) and (0.28)%, for Series I and Series II shares, respectively.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $136,585 and $64,704 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Health Care Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total

Invesco V.I. Health Care Fund

returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

Invesco V.I. Health Care Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.750%

Next $250 million	0.740%

Next $500 million	0.730%

Next $1.5 billion	0.720%

Next $2.5 billion	0.710%

Next $2.5 billion	0.700%

Next $2.5 billion	0.690%

Over $10 billion	0.680%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $4,000.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $15,602 for accounting and fund administrative services and was reimbursed $148,285 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Invesco V.I. Health Care Fund

Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$184,702,513	$16,108,499	$–	$200,811,012

Money Market Funds	4,758,744	2,479,317	–	7,238,061

Total Investments	$189,461,257	$18,587,816	$–	$208,049,073

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $17,711,417 and $27,315,039, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$66,500,462

Aggregate unrealized (depreciation) of investments	(2,776,039)

Net unrealized appreciation of investments	$63,724,423

Cost of investments for tax purposes is $144,324,650.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019

	Shares	Amount	Shares	Amount

Sold:
Series I	347,990	$9,618,875	588,096	$15,603,976

Series II	173,465	4,619,901	184,379	4,579,271

Issued as reinvestment of dividends:
Series I	-	-	131,915	3,345,368

Series II	-	-	68,072	1,628,278

Invesco V.I. Health Care Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019

	Shares	Amount	Shares	Amount

Reacquired:
Series I	(612,082)	$(17,212,224)	(1,286,131)	$(33,263,137)

Series II	(249,445)	(6,495,345)	(492,335)	(12,210,564)

Net increase (decrease) in share activity	(340,072)	$(9,468,793)	(806,004)	$(20,316,808)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. Health Care Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$974.00	$4.81	$1,019.99	$4.92	0.98%
Series II	1,000.00	973.00	6.03	1,018.75	6.17	1.23

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Health Care Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Health Care Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the MSCI World Health Care Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period, the fourth quintile for the three year period, and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund and its performance peer funds and specifically that, unlike the Fund, several peers in the health care space focus narrowly on certain sub-sectors. The Board noted that security selection in certain health care industries and sub-sectors negatively impacted performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s

Invesco V.I. Health Care Fund

contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Health Care Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. High Yield Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

    If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

    You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
Invesco Distributors, Inc.	VIHYI-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-7.58%
Series II Shares	-7.65

Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	6.14
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index▼ (Style-Specific Index)	-3.83
Lipper VUF High Yield Bond Funds Classification Average∎ (Peer Group)	-4.62
Source(s): ▼RIMES Technologies Corp.; ∎ Lipper Inc.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.
The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index considered representative of the US high-yield, fixed-rate corporate bond market. Index weights for each issuer are capped at 2%.
The Lipper VUF High Yield Bond Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper High Yield Bond Funds classification.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (5/1/98)	3.91%
10 Years	5.06
5 Years	2.51
1 Year	-4.53

Series II Shares
Inception (3/26/02)	5.96%
10 Years	4.81
5 Years	2.26
1 Year	-4.79

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. High Yield Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. High Yield Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. High Yield Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-91.36%
Aerospace & Defense-2.56%
Bombardier, Inc. (Canada),
8.75%, 12/01/2021(b)	$170,000	$138,938

5.75%, 03/15/2022(b)	215,000	159,159

7.50%, 03/15/2025(b)	982,000	643,922

7.88%, 04/15/2027(b)	161,000	105,726

BWX Technologies, Inc., 4.13%, 06/30/2028(b)	103,000	103,129

Spirit AeroSystems, Inc., 7.50%, 04/15/2025(b)	132,000	130,762

TransDigm UK Holdings PLC, 6.88%, 05/15/2026	600,000	560,136

TransDigm, Inc.,
6.50%, 07/15/2024	157,000	151,489

6.50%, 05/15/2025	574,000	538,237

Triumph Group, Inc.,
5.25%, 06/01/2022	229,000	196,600

7.75%, 08/15/2025	819,000	619,369

		3,347,467

Agricultural & Farm Machinery-0.59%
Titan International, Inc., 6.50%, 11/30/2023	1,181,000	775,510

Airlines-0.47%
Delta Air Lines, Inc.,
7.00%, 05/01/2025(b)	359,000	370,962

7.38%, 01/15/2026	255,000	246,961

		617,923

Alternative Carriers-1.07%
CenturyLink, Inc., Series Y, 7.50%, 04/01/2024	696,000	766,059

Level 3 Financing, Inc.,
5.38%, 05/01/2025	215,000	220,129

5.25%, 03/15/2026	400,000	413,066

		1,399,254

Aluminum-0.23%
Novelis Corp., 4.75%, 01/30/2030(b)	320,000	306,394

Apparel Retail-1.06%
L Brands, Inc.,
6.88%, 11/01/2035	684,000	571,790

6.75%, 07/01/2036	101,000	83,148

Michaels Stores, Inc., 8.00%, 07/15/2027(b)	830,000	722,772

		1,377,710

Apparel, Accessories & Luxury Goods-0.54%
Hanesbrands, Inc., 5.38%, 05/15/2025(b)	398,000	403,224

William Carter Co. (The),
5.50%, 05/15/2025(b)	126,000	130,174

5.63%, 03/15/2027(b)	167,000	172,495

		705,893

	Principal Amount	Value
Auto Parts & Equipment-1.57%
Adient Global Holdings Ltd., 4.88%, 08/15/2026(b)	$350,000	$290,250

Adient US LLC, 9.00%, 04/15/2025(b)	118,000	127,626

Clarios Global L.P., 6.75%, 05/15/2025(b)	158,000	164,814

Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	354,000	356,646

Dana, Inc.,
5.50%, 12/15/2024	498,000	503,550

5.38%, 11/15/2027	119,000	118,405

5.63%, 06/15/2028	68,000	67,673

Hertz Corp. (The), 7.63%,
06/01/2022(b)(c)	152,000	114,475

7.13%, 08/01/2026(b)(c)	198,000	62,517

Tenneco, Inc., 5.00%, 07/15/2026	365,000	238,175

		2,044,131

Automobile Manufacturers-2.29%
Ford Motor Co.,
8.50%, 04/21/2023	215,000	227,766

9.00%, 04/22/2025	201,000	217,708

9.63%, 04/22/2030	108,000	128,107

4.75%, 01/15/2043	305,000	241,635

Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	204,000	204,975

4.39%, 01/08/2026	282,000	267,769

5.11%, 05/03/2029	616,000	603,350

J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	1,086,000	1,100,726

Motors Liquidation Co., 8.38%, 07/15/2033(c)(d)	1,060,000	0

		2,992,036

Automotive Retail-2.02%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(b)	78,000	76,245

Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(b)	1,002,000	1,002,822

Lithia Motors, Inc.,
5.25%, 08/01/2025(b)	248,000	248,904

4.63%, 12/15/2027(b)	169,000	167,732

Murphy Oil USA, Inc.,
5.63%, 05/01/2027	208,000	215,500

4.75%, 09/15/2029	202,000	207,013

Penske Automotive Group, Inc., 5.50%, 05/15/2026	723,000	722,866

		2,641,082

Broadcasting-2.24%
AMC Networks, Inc.,
5.00%, 04/01/2024	486,000	482,659

4.75%, 08/01/2025	127,000	124,981

Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024	929,000	864,188

Gray Television, Inc., 7.00%, 05/15/2027(b)	564,000	579,595

iHeartCommunications, Inc., 8.38%, 05/01/2027	817,000	750,157

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value
Broadcasting-(continued)
TV Azteca S.A.B. de C.V. (Mexico), 8.25%, 08/09/2024(b)	$270,000	$119,109

		2,920,689

Building Products-0.31%
Standard Industries, Inc., 5.00%, 02/15/2027(b)	400,000	406,162

Cable & Satellite-5.30%
Altice Financing S.A. (Luxembourg), 7.50%, 05/15/2026(b)	430,000	452,586

CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 02/15/2026(b)	1,128,000	1,169,223

CSC Holdings LLC,
10.88%, 10/15/2025(b)	445,000	479,419

6.50%, 02/01/2029(b)	745,000	815,309

4.63%, 12/01/2030(b)	400,000	390,544

DISH DBS Corp.,
5.88%, 11/15/2024	986,000	981,844

7.75%, 07/01/2026	220,000	233,636

DISH Network Corp., Conv., 3.38%, 08/15/2026	534,000	491,875

Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023(c)	731,000	418,296

8.50%, 10/15/2024(b)(c)	292,000	176,498

9.75%, 07/15/2025(b)(c)	210,000	129,339

Telenet Finance Luxembourg Notes S.a.r.l. (Belgium), 5.50%, 03/01/2028(b)	400,000	420,000

Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	300,000	307,753

VTR Finance B.V. (Chile), 6.88%, 01/15/2024(b)	440,000	450,085

		6,916,407

Casinos & Gaming-3.60%
Boyd Gaming Corp.,
8.63%, 06/01/2025(b)	158,000	165,406

6.00%, 08/15/2026	226,000	210,985

Cirsa Finance International S.a.r.l. (Spain), 7.88%, 12/20/2023(b)	200,000	185,500

Codere Finance 2 (Luxembourg) S.A. (Spain), 7.63%, 11/01/2021(b)	448,000	295,465

Colt Merger Sub, Inc.,
5.75%, 07/01/2025(b)	86,000	86,645

8.13%, 07/01/2027(b)	245,000	238,875

Melco Resorts Finance Ltd. (Hong Kong), 5.63%, 07/17/2027(b)	229,000	231,953

MGM China Holdings Ltd. (Macau), 5.88%, 05/15/2026(b)	206,000	212,600

MGM Resorts International,
7.75%, 03/15/2022	519,000	529,082

6.00%, 03/15/2023	305,000	308,845

6.75%, 05/01/2025	412,000	409,715

Scientific Games International, Inc.,
8.63%, 07/01/2025(b)	177,000	165,884

8.25%, 03/15/2026(b)	158,000	140,494

7.00%, 05/15/2028(b)	251,000	201,224

Station Casinos LLC, 4.50%, 02/15/2028(b)	204,000	171,998

Studio City Finance Ltd. (Macau), 7.25%, 02/11/2024(b)	505,000	518,299

	Principal
	Amount	Value
Casinos & Gaming-(continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	$685,000	$628,964

		4,701,934

Coal & Consumable Fuels-0.89%
Parsley Energy LLC/Parsley Finance Corp.,
5.38%, 01/15/2025(b)	145,000	141,330

4.13%, 02/15/2028(b)	105,000	95,287

SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	1,097,000	930,602

		1,167,219

Commodity Chemicals-0.67%
Koppers, Inc., 6.00%, 02/15/2025(b)	460,000	448,781

Olin Corp., 5.63%, 08/01/2029	466,000	429,314

		878,095

Communications Equipment-0.38%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	152,000	147,182

Hughes Satellite Systems Corp., 7.63%, 06/15/2021	342,000	353,038

		500,220

Construction & Engineering-0.33%
Valmont Industries, Inc., 5.00%, 10/01/2044	408,000	425,143

Construction Materials-0.19%
Cemex S.A.B. de C.V. (Mexico), 5.45%, 11/19/2029(b)	270,000	249,653

Consumer Finance-1.54%
Navient Corp.,
7.25%, 01/25/2022	345,000	346,630

7.25%, 09/25/2023	1,005,000	985,407

5.00%, 03/15/2027	208,000	175,177

Springleaf Finance Corp., 8.88%, 06/01/2025	465,000	498,045

		2,005,259

Copper-1.88%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(b)	672,000	644,525

Freeport-McMoRan, Inc., 5.40%, 11/14/2034	1,118,000	1,108,321

Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	840,000	704,353

		2,457,199

Data Processing & Outsourced Services-0.49%
Alliance Data Systems Corp., 4.75%, 12/15/2024(b)	394,000	355,831

Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	290,000	282,357

		638,188

Department Stores-0.93%
Kohl’s Corp.,
9.50%, 05/15/2025	40,000	45,666

5.55%, 07/17/2045	407,000	364,452

Macy’s, Inc., 8.38%, 06/15/2025(b)	416,000	414,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value
Department Stores-(continued)
Nordstrom, Inc., 8.75%, 05/15/2025(b)	$365,000	$393,115

		1,217,933

Distributors-0.75%
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(b)(e)	975,000	979,504

Diversified Banks-1.06%
Barclays Bank PLC (United Kingdom), 7.63%, 11/21/2022	200,000	217,859

Credit Agricole S.A. (France), 8.13%(b)(f)	507,000	580,832

Societe Generale S.A. (France), 7.38%(b)(f)	308,000	311,364

Standard Chartered PLC (United Kingdom), 7.50%(b)(f)	263,000	272,598

		1,382,653

Diversified Chemicals-0.37%
Chemours Co. (The), 7.00%, 05/15/2025	220,000	210,721

Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	285,000	270,928

		481,649

Diversified Metals & Mining-0.29%
Hudbay Minerals, Inc. (Peru), 7.63%, 01/15/2025(b)	396,000	380,202

Diversified REITs-1.10%
Colony Capital, Inc., Conv.,
3.88%, 01/15/2021	34,000	32,489

5.00%, 04/15/2023	268,000	231,485

iStar, Inc., 4.75%, 10/01/2024	803,000	751,391

VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 02/15/2025(b)	147,000	138,525

3.75%, 02/15/2027(b)	148,000	139,374

4.13%, 08/15/2030(b)	148,000	141,387

		1,434,651

Diversified Support Services-0.22%
IAA, Inc., 5.50%, 06/15/2027(b)	274,000	283,890

Electric Utilities-0.71%
DPL, Inc., 4.35%, 04/15/2029	405,000	410,706

NRG Energy, Inc., 5.25%, 06/15/2029(b)	274,000	288,962

Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	221,000	221,414

		921,082

Electrical Components & Equipment-0.52%
EnerSys, 5.00%, 04/30/2023(b)	331,000	340,482

WESCO Distribution, Inc., 7.25%, 06/15/2028(b)	319,000	337,205

		677,687

Electronic Equipment & Instruments-0.40%
MTS Systems Corp., 5.75%, 08/15/2027(b)	560,000	515,794

	Principal
	Amount	Value
Environmental & Facilities Services-0.35%
GFL Environmental, Inc. (Canada), 7.00%, 06/01/2026(b)	$85,000	$88,702

Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	382,000	365,725

		454,427

Fertilizers & Agricultural Chemicals-0.18%
OCI N.V. (Netherlands), 6.63%, 04/15/2023(b)	231,000	233,310

Food Retail-0.86%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC,
7.50%, 03/15/2026(b)	278,000	301,797

5.88%, 02/15/2028(b)	309,000	319,339

Simmons Foods, Inc., 5.75%, 11/01/2024(b)	530,000	504,881

		1,126,017

Forest Products-0.44%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(b)	560,000	573,194

Gas Utilities-0.61%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	341,000	360,544

Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	375,000	372,418

Superior Plus L.P./Superior General Partner, Inc. (Canada), 7.00%, 07/15/2026(b)	59,000	62,013

		794,975

Health Care Facilities-1.79%
Community Health Systems, Inc.,
9.88%, 06/30/2023(b)(g)	226,000	176,640

6.63%, 02/15/2025(b)	338,000	318,565

8.00%, 03/15/2026(b)	449,000	424,844

Encompass Health Corp., 4.75%, 02/01/2030	160,000	153,070

HCA, Inc.,
5.38%, 02/01/2025	490,000	526,287

5.88%, 02/15/2026	281,000	308,809

5.50%, 06/15/2047	170,000	207,419

Tenet Healthcare Corp.,
7.50%, 04/01/2025(b)	147,000	156,831

4.63%, 06/15/2028(b)	65,000	63,842

		2,336,307

Health Care REITs-0.31%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	395,000	407,109

Health Care Services-0.89%
DaVita, Inc., 4.63%, 06/01/2030(b)	219,000	217,932

Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	795,000	722,607

Team Health Holdings, Inc., 6.38%, 02/01/2025(b)	384,000	224,120

		1,164,659

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Home Improvement Retail–0.18%
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)	$255,000	$236,254

Homebuilding–2.18%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	566,000	603,390
KB Home, 4.80%, 11/15/2029	300,000	295,687
Lennar Corp.,
8.38%, 01/15/2021	112,000	116,026
5.38%, 10/01/2022	254,000	267,910
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	284,000	283,468
Meritage Homes Corp., 5.13%, 06/06/2027	350,000	361,746
PulteGroup, Inc., 6.38%, 05/15/2033	11,000	12,914
Taylor Morrison Communities, Inc.,
6.63%, 07/15/2027(b)	562,000	581,496
5.75%, 01/15/2028(b)	320,000	330,739
		2,853,376

Hotel & Resort REITs–0.26%
Service Properties Trust, 4.95%, 10/01/2029	407,000	345,362

Hotels, Resorts & Cruise Lines–0.59%
Carnival Corp., 11.50%, 04/01/2023(b)	294,000	318,237
Royal Caribbean Cruises Ltd.,
10.88%, 06/01/2023(b)	198,000	203,573
9.13%, 06/15/2023(b)	194,000	192,570
11.50%, 06/01/2025(b)	50,000	52,162
		766,542

Household Products–0.81%
Energizer Holdings, Inc.,
6.38%, 07/15/2026(b)	77,000	79,808
7.75%, 01/15/2027(b)	275,000	293,861
4.75%, 06/15/2028(b)	69,000	67,859
Reynolds Group Issuer, Inc./LLC, 7.00%, 07/15/2024(b)	329,000	330,696
Spectrum Brands, Inc., 5.75%, 07/15/2025	275,000	283,081
		1,055,305

Housewares & Specialties–0.14%
Newell Brands, Inc., 4.88%, 06/01/2025	173,000	181,504

Human Resource & Employment Services–0.40%
ASGN, Inc., 4.63%, 05/15/2028(b)	534,000	522,418

Independent Power Producers & Energy Traders–0.26%
Calpine Corp., 5.50%, 02/01/2024	334,000	335,040

Industrial Machinery–1.85%
Clark Equipment Co. (South Korea), 5.88%, 06/01/2025(b)	144,000	147,870
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	866,000	737,092
EnPro Industries, Inc., 5.75%, 10/15/2026	545,000	546,940
Hillenbrand, Inc., 5.75%, 06/15/2025	165,000	170,981
Mueller Industries, Inc., 6.00%, 03/01/2027	825,000	809,374
		2,412,257

	Principal Amount	Value
Integrated Oil & Gas–2.04%
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027	$496,000	$450,521
Occidental Petroleum Corp.,
2.70%, 08/15/2022	560,000	522,365
2.90%, 08/15/2024	323,000	276,808
3.20%, 08/15/2026	670,000	543,776
3.50%, 08/15/2029	180,000	132,462
6.20%, 03/15/2040	318,000	267,716
4.10%, 02/15/2047	475,000	322,406
Petroleos Mexicanos (Mexico), 5.95%, 01/28/2031(b)	185,000	152,894
		2,668,948

Integrated Telecommunication Services–3.05%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	410,000	453,429
Altice France S.A. (France), 7.38%, 05/01/2026(b)	764,000	798,372
CommScope, Inc.,
6.00%, 03/01/2026(b)	467,000	479,903
8.25%, 03/01/2027(b)	536,000	551,791
Embarq Corp., 8.00%, 06/01/2036	431,000	484,970
Frontier Communications Corp.,
10.50%, 09/15/2022(c)	1,501,000	523,121
11.00%, 09/15/2025(c)	264,000	92,128
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	95,000	107,214
7.20%, 07/18/2036	417,000	497,585
		3,988,513

Interactive Media & Services–1.29%
Cable Onda S.A. (Panama), 4.50%, 01/30/2030(b)	210,000	213,189
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	684,000	633,018
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	579,000	422,624
6.63%, 08/15/2027(b)	784,000	422,207
		1,691,038

Internet & Direct Marketing Retail–0.28%
QVC, Inc., 5.45%, 08/15/2034	407,000	370,073

Internet Services & Infrastructure–0.43%
EIG Investors Corp., 10.88%, 02/01/2024	44,000	42,840
Rackspace Hosting, Inc., 8.63%, 11/15/2024(b)	509,000	518,671
		561,511

Leisure Facilities–0.05%
Viking Cruises Ltd., 13.00%, 05/15/2025(b)	63,000	66,741

Leisure Products–0.24%
Mattel, Inc., 6.75%, 12/31/2025(b)	303,000	314,888

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Managed Health Care-1.02%
Centene Corp.,
5.25%, 04/01/2025(b)	$367,000	$378,419
5.38%, 06/01/2026(b)	356,000	370,498
5.38%, 08/15/2026(b)	310,000	323,725
4.63%, 12/15/2029	250,000	265,318
		1,337,960

Metal & Glass Containers-0.75%
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	445,000	432,943
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(b)	124,000	129,193
Trivium Packaging Finance B.V. (Netherlands),
5.50%, 08/15/2026(b)	206,000	208,832
8.50%, 08/15/2027(b)	200,000	214,213
		985,181

Movies & Entertainment-1.50%
AMC Entertainment Holdings, Inc.,
10.50%, 04/15/2025(b)	672,000	547,730
5.75%, 06/15/2025	735,000	237,038
6.13%, 05/15/2027	308,000	97,790
Netflix, Inc.,
5.88%, 11/15/2028	577,000	657,252
5.38%, 11/15/2029(b)	383,000	421,193
		1,961,003

Oil & Gas Drilling-0.74%
Diamond Offshore Drilling, Inc., 4.88%, 11/01/2043(c)	240,000	28,369
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	395,000	177,006
Nabors Industries, Inc., 5.75%, 02/01/2025	286,000	116,873
Precision Drilling Corp. (Canada),
7.75%, 12/15/2023	94,000	64,733
5.25%, 11/15/2024	405,000	272,020
Transocean, Inc.,
8.00%, 02/01/2027(b)	129,000	73,046
7.50%, 04/15/2031	662,000	195,290
Valaris PLC (Saudi Arabia), 7.75%, 02/01/2026	544,000	42,516
		969,853

Oil & Gas Equipment & Services-0.13%
SESI LLC, 7.13%, 12/15/2021(b)	396,000	175,230

Oil & Gas Exploration & Production-4.91%
Antero Resources Corp.,
5.63%, 06/01/2023	212,000	136,343
5.00%, 03/01/2025	107,000	63,464
Apache Corp.,
5.10%, 09/01/2040	414,000	340,621
4.75%, 04/15/2043	92,000	74,187
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	344,000	294,332
California Resources Corp., 8.00%, 12/15/2022(b)	559,000	25,504
Callon Petroleum Co.,
6.13%, 10/01/2024	441,000	151,318
6.38%, 07/01/2026	169,000	56,372

	Principal Amount	Value
Oil & Gas Exploration & Production-(continued)
Centennial Resource Production LLC, 6.88%, 04/01/2027(b)	$111,000	$59,152
Chesapeake Energy Corp., 11.50%, 01/01/2025(b)	173,000	18,732
CNX Resources Corp., 7.25%, 03/14/2027(b)	145,000	133,584
Comstock Resources, Inc., 9.75%, 08/15/2026	179,000	167,964
Continental Resources, Inc.,
4.50%, 04/15/2023	505,000	483,310
3.80%, 06/01/2024	78,000	73,794
Denbury Resources, Inc., 5.50%, 05/01/2022	323,000	25,840
Endeavor Energy Resources L.P./EER Finance, Inc.,
6.63%, 07/15/2025(b)	84,000	84,867
5.75%, 01/30/2028(b)	151,000	145,310
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/2024(b)(c)	420,000	12,600
EQT Corp.,
6.13%, 02/01/2025	116,000	115,798
3.90%, 10/01/2027	134,000	109,564
7.00%, 02/01/2030	150,000	154,705
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	940,000	809,754
7.75%, 02/01/2028	212,000	188,879
Gulfport Energy Corp.,
6.63%, 05/01/2023	108,000	64,639
6.00%, 10/15/2024	354,000	181,646
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	244,000	196,679
Laredo Petroleum, Inc., 10.13%, 01/15/2028	160,000	110,800
MEG Energy Corp. (Canada), 6.50%, 01/15/2025(b)	262,000	244,519
Oasis Petroleum, Inc., 6.88%, 01/15/2023	164,000	27,880
PDC Energy, Inc., 5.75%, 05/15/2026	118,000	107,752
QEP Resources, Inc., 5.25%, 05/01/2023	375,000	248,672
Range Resources Corp., 4.88%, 05/15/2025	311,000	234,331
SM Energy Co.,
6.75%, 09/15/2026	429,000	217,263
6.63%, 01/15/2027	96,000	47,319
Southwestern Energy Co.,
7.50%, 04/01/2026	109,000	95,752
7.75%, 10/01/2027	344,000	300,365
Whiting Petroleum Corp.,
5.75%, 03/15/2021(c)	379,000	73,431
6.25%, 04/01/2023(c)	514,000	90,914
6.63%, 01/15/2026(c)	519,000	93,043
WPX Energy, Inc.,
5.75%, 06/01/2026	240,000	233,497
5.25%, 10/15/2027	60,000	56,153
5.88%, 06/15/2028	33,000	31,680
4.50%, 01/15/2030	27,000	23,910
		6,406,239

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Oil & Gas Refining & Marketing-1.93%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	$700,000	$670,960
EnLink Midstream Partners L.P., 5.60%, 04/01/2044	282,000	173,231
NuStar Logistics L.P., 6.00%, 06/01/2026	681,000	668,548
Parkland Corp. (Canada), 6.00%, 04/01/2026(b)	676,000	694,465
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028(b)	379,000	315,518
		2,522,722

Oil & Gas Storage & Transportation-3.06%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 01/15/2028(b)	537,000	425,589
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	196,000	169,909
DCP Midstream Operating L.P.,
5.38%, 07/15/2025	379,000	377,338
5.63%, 07/15/2027	104,000	105,040
EQM Midstream Partners L.P.,
6.50%, 07/01/2027(b)	345,000	354,256
5.50%, 07/15/2028	334,000	318,880
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	151,000	144,182
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	781,000	595,388
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.88%, 04/15/2026	743,000	737,309
5.50%, 03/01/2030(b)	100,000	96,656
Western Midstream Operating L.P.,
3.10%, 02/01/2025	163,000	154,814
4.50%, 03/01/2028	148,000	139,860
4.75%, 08/15/2028	391,000	376,337
		3,995,558

Other Diversified Financial Services-1.60%
eG Global Finance PLC (United Kingdom),
6.75%, 02/07/2025(b)	449,000	443,154
8.50%, 10/30/2025(b)	212,000	217,720
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(b)	457,000	446,998
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	509,000	516,948
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	458,000	465,152
		2,089,972

Packaged Foods & Meats-2.85%
B&G Foods, Inc., 5.25%, 04/01/2025	389,000	392,306
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 06/15/2025(b)	180,000	182,700
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(b)	439,000	450,717

	Principal Amount	Value
Packaged Foods & Meats-(continued)
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	$407,000	$503,796
5.00%, 06/04/2042	369,000	389,202
5.50%, 06/01/2050(b)	457,000	488,796
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	343,000	343,863
Post Holdings, Inc.,
5.63%, 01/15/2028(b)	355,000	368,247
4.63%, 04/15/2030(b)	317,000	311,658
TreeHouse Foods, Inc., 6.00%, 02/15/2024(b)	289,000	295,533
		3,726,818

Paper Products-0.68%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026	162,000	152,791
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	713,000	731,581
		884,372

Personal Products-0.39%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)	156,000	160,778
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	337,000	348,584
		509,362

Pharmaceuticals-2.11%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	372,000	404,067
Bausch Health Cos., Inc.,
9.00%, 12/15/2025(b)	974,000	1,050,371
6.25%, 02/15/2029(b)	391,000	393,688
Endo DAC/ Endo Finance LLC/Endo Finco, Inc.,
9.50%, 07/31/2027(b)	86,000	91,392
6.00%, 06/30/2028(b)	109,000	70,850
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	400,000	402,626
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	336,000	345,927
		2,758,921

Property & Casualty Insurance-0.14%
AmWINS Group, Inc., 7.75%, 07/01/2026(b)	169,000	178,052

Publishing-0.47%
Meredith Corp., 6.88%, 02/01/2026	735,000	611,983

Railroads-0.85%
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	1,250,000	1,104,556

Research & Consulting Services-0.22%
Dun & Bradstreet Corp. (The), 10.25%, 02/15/2027(b)	257,000	285,865

Restaurants-0.73%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(b)	332,000	330,903

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Restaurants-(continued)
IRB Holding Corp.,
7.00%, 06/15/2025(b)	$110,000	$113,369
6.75%, 02/15/2026(b)	531,000	508,995
		953,267

Security & Alarm Services-0.76%
Brink’s Co. (The),
5.50%, 07/15/2025(b)	69,000	70,451
4.63%, 10/15/2027(b)	545,000	524,783
Garda World Security Corp. (Canada), 9.50%, 11/01/2027(b)	207,000	219,252
Prime Security Services Borrower LLC/ Prime Finance, Inc., 5.75%, 04/15/2026(b)	172,000	178,638
		993,124

Specialized Consumer Services-0.64%
ServiceMaster Co. LLC (The), 7.45%, 08/15/2027	765,000	830,606

Specialized REITs-1.77%
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	248,000	250,123
Iron Mountain, Inc.,
5.75%, 08/15/2024	377,000	381,793
5.25%, 03/15/2028(b)	578,000	576,448
5.25%, 07/15/2030(b)	519,000	509,827
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	985,000	587,410
		2,305,601

Specialty Chemicals-0.88%
Element Solutions, Inc., 5.88%, 12/01/2025(b)	578,000	585,400
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	567,000	567,601
		1,153,001

Specialty Stores-0.20%
Sally Holdings LLC/Sally Capital, Inc., 8.75%, 04/30/2025(b)	238,000	258,676

Steel-0.15%
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(b)	182,000	191,250

Systems Software-0.32%
Boxer Parent Co., Inc.,
7.13%, 10/02/2025(b)	136,000	143,096
9.13%, 03/01/2026(b)	269,000	279,592
		422,688

Technology Hardware, Storage & Peripherals-0.48%
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	396,000	410,627
8.10%, 07/15/2036(b)	91,000	118,660
Exela Intermediate LLC/Exela Finance, Inc., 10.00%, 07/15/2023(b)	114,000	28,215
Presidio Holdings, Inc., 8.25%, 02/01/2028(b)	72,000	72,225
		629,727

	Principal Amount	Value
Textiles-0.44%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	$814,000	$569,800

Thrifts & Mortgage Finance-0.15%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	109,000	103,737
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	83,000	87,057
		190,794

Trading Companies & Distributors-1.88%
AerCap Global Aviation Trust (Ireland), 6.50% (3 mo. USD LIBOR + 4.30%), 06/15/2045(b)(h)	434,000	324,089
BMC East LLC, 5.50%, 10/01/2024(b)	649,000	656,233
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	653,000	656,056
United Rentals North America, Inc.,
5.50%, 07/15/2025	41,000	42,124
6.50%, 12/15/2026	188,000	197,757
5.25%, 01/15/2030	562,000	581,566
		2,457,825

Trucking-0.29%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
6.38%, 04/01/2024(b)	76,000	62,692
5.25%, 03/15/2025(b)	192,000	154,560
10.50%, 05/15/2025(b)	139,000	154,898
		372,150

Wireless Telecommunication Services-3.27%
Digicel Group 0.5 Ltd. (Jamaica), 2.00% PIK Rate, 8.00% Cash Rate, 04/01/2024(e)	192,905	134,059
3.00% PIK Rate, 5.00% Cash Rate, 04/01/2025(b)(e)	62,080	18,386
2.00% PIK Rate, 5.00% Cash Rate, Conv.(b)(e)(f)	10,282	874
Intelsat (Luxembourg) S.A. (Luxembourg), 7.75%, 06/01/2021(c)	347,000	25,158
Intelsat Connect Finance S.A. (Luxembourg), 9.50%, 02/15/2023(b)(c)	159,000	40,247
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(b)	477,000	479,468
Sprint Capital Corp., 8.75%, 03/15/2032	297,000	424,856
Sprint Corp.,
7.25%, 09/15/2021	414,000	434,495
7.88%, 09/15/2023	1,429,000	1,611,190
7.63%, 02/15/2025	275,000	317,875
7.63%, 03/01/2026	73,000	86,336
T-Mobile USA, Inc., 6.50%, 01/15/2026	671,000	701,990
		4,274,934
Total U.S. Dollar Denominated Bonds & Notes (Cost $129,817,343)		119,315,471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

		Principal Amount	Value
Asset-Backed Securities-1.98%
Apidos CLO XV, Series 2013-15A, Class CRR, 2.99% (3 mo. USD LIBOR + 1.85%), 04/20/2031(b)(h)		$474,000	$439,232
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-1A, Class C, 3.89% (3 mo. USD LIBOR + 2.75%), 04/18/2032(b)(h)		420,000	417,355
Series 2019-3A, Class C, 3.96% (3 mo. USD LIBOR + 2.85%), 10/21/2032(b)(h)		308,000	305,086
Magnetite XXIII Ltd., Series 2019-23A, Class C, 3.39% (3 mo. USD LIBOR + 2.40%), 10/25/2032(b)(h)		474,000	466,895
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class C1, 3.74% (3 mo. USD LIBOR + 2.60%), 01/20/2033(b)(h)		475,000	471,567
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		455,477	480,089
Total Asset-Backed Securities (Cost $2,590,474)			2,580,224

Non-U.S. Dollar Denominated Bonds & Notes-0.83%(i)

Construction & Engineering-0.12%
Sarens Finance Co. N.V. (Belgium), 5.75%, 02/21/2027(b)	EUR	179,000	159,025

Diversified Banks-0.18%
Erste Group Bank AG (Austria), 6.50%(b)(f)	EUR	200,000	234,811

Food Retail-0.30%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	350,000	390,703

Highways & Railtracks-0.09%
Rubis Terminal Infra S.A.S (France), 5.63%, 05/15/2025(b)	EUR	100,000	116,668

Pharmaceuticals-0.08%
Nidda Healthcare Holding GmbH (Germany), 3.50%, 09/30/2024(b)	EUR	100,000	109,872

Textiles-0.06%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(b)	EUR	100,000	74,151
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,165,812)			1,085,230

	Principal Amount	Value
U.S. Treasury Securities-0.69%
U.S. Treasury Bills-0.69%
0.01% - 0.40%, 09/03/2020 (Cost $899,876)(j)(k)	$900,000	$899,794

Variable Rate Senior Loan Interests-0.54%(l)(m)

Cable & Satellite-0.23%
Altice Financing S.A. (Luxembourg), Term Loan, 2.93% (1 mo. USD LIBOR + 2.75%), 07/15/2025	324,715	308,276

Pharmaceuticals-0.31%
Bausch Health Americas, Inc. (Canada), First Lien Incremental Term Loan, 2.94% (1 mo. USD LIBOR + 2.75%), 11/27/2025	414,172	401,575
Total Variable Rate Senior Loan Interests (Cost $734,003)		709,851

Agency Credit Risk Transfer Notes-0.08%
Freddie Mac Multifamily Connecticut Avenue Securities TrustSeries 2019-01, Class M10, 3.43% (1 mo. USD LIBOR + 3.25%), 10/15/2049 (Cost $107,000)(b)(h)	107,000	98,159

	Shares

Common Stocks & Other Equity Interests-0.00%

Asset Management & Custody Banks-0.00%
Motors Liquidation Co. GUC Trust(n)	1	2

Diversified Support Services-0.00%
ACC Claims Holdings LLC(d)(n)	269,616	0
Total Common Stocks & Other Equity Interests (Cost $5)		2

Money Market Funds-4.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(o)(p)	1,798,022	1,798,022
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(o)(p)	1,372,125	1,373,086
Invesco Treasury Portfolio, Institutional Class, 0.08%(o)(p)	2,054,882	2,054,882
Total Money Market Funds (Cost $5,225,861)		5,225,990
TOTAL INVESTMENTS IN SECURITIES-99.48% (Cost $140,540,374)		129,914,721
OTHER ASSETS LESS LIABILITIES-0.52%		681,381
NET ASSETS-100.00%		$130,596,102

Investment Abbreviations:

CLO	-	Collateralized Loan Obligation
Conv.	-	Convertible
EUR	-	Euro
GBP	-	British Pound Sterling
GUC	-	General Unsecured Creditors
LIBOR	-	London Interbank Offered Rate
PIK	-	Pay-in-Kind
REIT	-	Real Estate Investment Trust
USD	-	U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2020 was $71,408,129, which represented 54.68% of the Fund’s Net Assets.

(c)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at June 30, 2020 was $1,880,136, which represented 1.44% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Perpetual bond with no specified maturity date.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2020.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1O.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(m)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(n)	Non-income producing security.
(o)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	December 31, 2019	at Cost	from Sales	Appreciation	Gain	June 30, 2020	Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 4,401,627	$17,459,620	$(20,063,225)	$ -	$ -	$1,798,022	$ 7,479

Invesco Liquid Assets Portfolio, Institutional Class	3,245,601	13,162,017	(15,035,627)	130	965	1,373,086	7,066

Invesco Treasury Portfolio, Institutional Class	5,030,431	19,953,851	(22,929,400)	-	-	2,054,882	8,339

Total	$12,677,659	$50,575,488	$(58,028,252)	$130	$965	$5,225,990	$22,884

(p)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition*

By credit quality, based on total investments as of June 30, 2020.

A	1.60%
BBB	2.48
BB	39.15
B	30.16
CCC	18.78
Non-rated	7.83

*

Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

Open Over-The-Counter Credit Default Swaptions Written

Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notional Value	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Morgan Stanley & Co. International PLC	Put	0.98%	Markit Markit CDX North America High Yield Index, Series 34, Version 4	(5.00)%	Quarterly	08/19/2020	5.162%	$(16,733)	$(2,500,000)	$(72,815)	$(56,082)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

(a)

Implied credit spreads represent the current level, as of June 30, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

Currency Risk

08/28/2020	Barclays Bank PLC	GBP	146,765	USD	181,076	$ (841)

08/28/2020	Citibank, N.A.	EUR	500,629	USD	551,228	(11,928)

Total Forward Foreign Currency Contracts						$(12,769)

Abbreviations:

EUR – Euro

GBP – British Pound Sterling

USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $135,314,513)	$124,688,731

Investments in affiliated money market funds, at value (Cost $5,225,861)	5,225,990

Cash	4,188

Foreign currencies, at value (Cost $7,845)	7,540

Receivable for:
Investments sold	1,176,034

Fund shares sold	332,140

Dividends	719

Interest	2,479,374

Investments matured, at value (Cost $61,000)	9,303

Investment for trustee deferred compensation and retirement plans	75,271

Total assets	133,999,290

Liabilities:
Other investments:
Options written, at value (premiums received $16,733)	72,815

Unrealized depreciation on forward foreign currency contracts outstanding	12,769

Payable for:
Investments purchased	1,367,726

Fund shares reacquired	1,788,714

Accrued fees to affiliates	78,827

Accrued trustees’ and officers’ fees and benefits	1,905

Trustee deferred compensation and retirement plans	80,432

Total liabilities	3,403,188

Net assets applicable to shares outstanding	$130,596,102

Net assets consist of:
Shares of beneficial interest	$152,505,640

Distributable earnings (loss)	(21,909,538)

$130,596,102

Net Assets:
Series I	$36,035,268

Series II	$94,560,834

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	7,203,048

Series II	19,113,859

Series I:
Net asset value per share	$5.00

Series II:
Net asset value per share	$4.95

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Interest	$4,497,445

Dividends	48,034

Dividends from affiliated money market funds	22,884

Total investment income	4,568,363

Expenses:
Advisory fees	419,174

Administrative services fees	111,909

Custodian fees	1,156

Distribution fees - Series II	119,292

Transfer agent fees	14,184

Trustees’ and officers’ fees and benefits	8,288

Reports to shareholders	1,971

Professional services fees	19,591

Other	(763)

Total expenses	694,802

Less: Expenses reimbursed	(2,973)

Net expenses	691,829

Net investment income	3,876,534

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(2,793,911)

Foreign currencies	(16,253)

Forward foreign currency contracts	21,320

Option contracts written	29,700

Swap agreements	(682,414)

(3,441,558)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(11,916,594)

Foreign currencies	(11,909)

Forward foreign currency contracts	4,066

Option contracts written	(66,807)

Swap agreements	(21,369)

(12,012,613)

Net realized and unrealized gain (loss)	(15,454,171)

Net increase (decrease) in net assets resulting from operations	$(11,577,637)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30,	December 31,
	2020	2019

Operations:
Net investment income	$3,876,534	$8,009,131

Net realized gain (loss)	(3,441,558)	(7,514,703)

Change in net unrealized appreciation (depreciation)	(12,012,613)	18,190,282

Net increase (decrease) in net assets resulting from operations	(11,577,637)	18,684,710

Distributions to shareholders from distributable earnings:
Series I	–	(3,070,770)

Series II	–	(5,696,932)

Total distributions from distributable earnings	–	(8,767,702)

Share transactions–net:
Series I	(10,929,589)	(9,441,935)

Series II	(2,014,954)	12,704,138

Net increase (decrease) in net assets resulting from share transactions	(12,944,543)	3,262,203

Net increase (decrease) in net assets	(24,522,180)	13,179,211

Net assets:
Beginning of period	155,118,282	141,939,071

End of period	$130,596,102	$155,118,282

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/20	$5.41	$0.15	$(0.56)	$(0.41)	$ –	$5.00	(7.58)%	$ 36,035	0.86	%(d)	0.86	%(d)	5.95	%(d)	38%
Year ended 12/31/19	5.06	0.29	0.39	0.68	(0.33)	5.41	13.51	50,190	0.88		0.89		5.45		54
Year ended 12/31/18	5.51	0.26	(0.43)	(0.17)	(0.28)	5.06	(3.35)	55,703	1.17		1.17		4.84		66
Year ended 12/31/17	5.40	0.26	0.08	0.34	(0.23)	5.51	6.30	80,372	0.99		1.00		4.73		73
Year ended 12/31/16	5.06	0.28	0.28	0.56	(0.22)	5.40	11.21	94,653	0.96		0.96		5.25		99
Year ended 12/31/15	5.53	0.29	(0.46)	(0.17)	(0.30)	5.06	(3.17)	73,594	1.03		1.03		5.23		99
Series II
Six months ended 06/30/20	5.36	0.14	(0.55)	(0.41)	–	4.95	(7.65)	94,561	1.11	(d)	1.11	(d)	5.70	(d)	38
Year ended 12/31/19	5.02	0.28	0.37	0.65	(0.31)	5.36	13.16	104,929	1.13		1.14		5.20		54
Year ended 12/31/18	5.46	0.25	(0.42)	(0.17)	(0.27)	5.02	(3.43)	86,236	1.42		1.42		4.59		66
Year ended 12/31/17	5.36	0.25	0.07	0.32	(0.22)	5.46	5.93	91,802	1.24		1.25		4.48		73
Year ended 12/31/16	5.03	0.26	0.28	0.54	(0.21)	5.36	10.83	82,971	1.21		1.21		5.00		99
Year ended 12/31/15	5.50	0.27	(0.45)	(0.18)	(0.29)	5.03	(3.37)	70,840	1.28		1.28		4.98		99

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $38,905 and $95,968 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. High Yield Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash

Invesco V.I. High Yield Fund

dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

F.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

Invesco V.I. High Yield Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund

Invesco V.I. High Yield Fund

would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2020 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

P.

Other Risks – The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Q.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

R.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 200 million	0.625%

Next $300 million	0.550%

Next $500 million	0.500%

Over $1 billion	0.450%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.625%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Invesco V.I. High Yield Fund

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $2,973.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $11,346 for accounting and fund administrative services and was reimbursed $100,563 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$–	$119,315,471	$0	$119,315,471
Asset-Backed Securities	–	2,580,224	–	2,580,224
Non-U.S. Dollar Denominated Bonds & Notes	–	1,085,230	–	1,085,230
U.S. Treasury Securities	–	899,794	–	899,794
Variable Rate Senior Loan Interests	–	709,851	–	709,851
Agency Credit Risk Transfer Notes	–	98,159	–	98,159
Common Stocks & Other Equity Interests	2	–	0	2
Money Market Funds	5,225,990	–	–	5,225,990
Total Investments in Securities	5,225,992	124,688,729	0	129,914,721
Other Investments - Assets[1]
Investments Matured	–	9,303	–	9,303
Other Investments - Liabilities[1]
Forward Foreign Currency Contracts	–	(12,769)	–	(12,769)
Options Written	–	(72,815)	–	(72,815)
	–	(85,584)	–	(85,584)
Total Other Investments	–	(76,281)	–	(76,281)
Total Investments	$5,225,992	$124,612,448	$0	$129,838,440

1	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and

Invesco V.I. High Yield Fund

close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

	Value
Derivative Liabilities	Credit Risk	Currency Risk	Total
Unrealized depreciation on forward foreign currency contracts outstanding	$-	$(12,769)	$(12,769)
Options written, at value – OTC	(72,815)	-	(72,815)
Total Derivative Liabilities	(72,815)	(12,769)	(85,584)
Derivatives not subject to master netting agreements	-	-	-
Total Derivative Liabilities subject to master netting agreements	$(72,815)	$(12,769)	$(85,584)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2020.

	Financial Derivative Liabilities			Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Written	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$(841)	$-	$(841)	$-	$-	$(841)
Citibank, N.A.	(11,928)	-	(11,928)	-	-	(11,928)
Morgan Stanley & Co. International PLC	-	(72,815)	(72,815)	-	-	(72,815)
Total	$(12,769)	$(72,815)	$(85,584)	$-	$-	$(85,584)

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$21,320	$-	$21,320
Options purchased(a)	(80,190)	-	-	(80,190)
Options written	29,700	-	-	29,700
Swap agreements	(163,623)	-	(518,791)	(682,414)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	4,066	-	4,066
Options purchased(a)	30,182	-	-	30,182
Options written	(66,807)	-	-	(66,807)
Swap agreements	(4,885)	-	(16,484)	(21,369)
Total	$(255,623)	$25,386	$(535,275)	$(765,512)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

    The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Swaptions Purchased	Swaptions Written	Swap Agreements
Average notional value	$978,990	$15,000,000	$8,750,000	$13,476,800

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a

Invesco V.I. High Yield Fund

period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2019, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$6,519,207	$12,938,153	$19,457,360

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $49,345,711 and $52,727,273, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,458,318
Aggregate unrealized (depreciation) of investments	(14,272,429)
Net unrealized appreciation (depreciation) of investments	$(10,814,111)

    Cost of investments for tax purposes is $140,652,551.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Series I	6,513,821	$33,576,745	10,060,540	$54,316,527
Series II	1,661,584	8,191,951	3,671,455	19,825,254

Issued as reinvestment of dividends:
Series I	-	-	581,585	3,070,770
Series II	-	-	1,089,280	5,696,932

Reacquired:
Series I	(8,584,443)	(44,506,334)	(12,378,602)	(66,829,232)
Series II	(2,126,601)	(10,206,905)	(2,376,915)	(12,818,048)
Net increase (decrease) in share activity	(2,535,639)	$(12,944,543)	647,343	$3,262,203

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 68% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

Invesco V.I. High Yield Fund

    The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. High Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$924.20	$4.11	$1,020.59	$4.32	0.86%
Series II	1,000.00	923.50	5.31	1,019.34	5.57	1.11

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. High Yield Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

  The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Canada Ltd. currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index. The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s security selection in and underweight exposure to certain industries and sectors negatively impacted Fund performance. Additionally, the Board noted that an underweight allocation to BB-rated bonds also negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The

Invesco V.I. High Yield Fund

Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D. Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board.

    The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

Invesco V.I. High Yield Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. International Growth Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIIGR-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-8.24%
Series II Shares	-8.31
MSCI ACWI Index ex USA Index▼ (Broad Market Index)	-11.00
Custom Invesco International Growth Index∎ (Style-Specific Index)	-2.62
Lipper VUF International Large-Cap Growth Funds Index♦ (Peer Group)	-4.24
Source(s): ▼RIMES Technologies Corp.; ∎ Invesco, RIMES Technologies Corp.; ♦Lipper Inc.

The MSCI ACWI ex USA® Index (Net) is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Custom Invesco International Growth Index is composed of the MSCI EAFE Growth Index through February 28, 2013, and the MSCI All Country World ex-U.S. Growth Index thereafter. The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East. The MSCI All Country World ex-U.S. Growth Index is a market capitalization weighted index that includes growth companies in developed and emerging markets, excluding the US. Both MSCI indexes are computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper VUF International Large-Cap Growth Funds Index is an unmanaged index considered representative of international large-cap growth variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20
Series I Shares
Inception (5/5/93)	6.71%
10 Years	6.64
5 Years	3.02
1 Year	-1.57

Series II Shares
Inception (9/19/01)	6.64%
10 Years	6.38
5 Years	2.77
1 Year	-1.82

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Invesco V.I. International Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. International Growth Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. International Growth Fund

Schedule of Investments

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.20%
Australia–0.57%
CSL Ltd.	36,657	$ 7,267,362

Brazil–2.28%
B3 S.A. - Brasil, Bolsa, Balcao	2,089,334	21,165,740
Banco Bradesco S.A., ADR	2,022,897	7,707,237
		28,872,977

Canada–5.30%
Canadian National Railway Co.	310,505	27,471,093
CGI, Inc., Class A(a)	466,872	29,413,348
Suncor Energy, Inc.	601,020	10,133,580
		67,018,021

China–10.03%
Alibaba Group Holding Ltd., ADR(a)	161,209	34,772,781
China Mengniu Dairy Co. Ltd.	3,178,000	12,119,600
Kweichow Moutai Co. Ltd., A Shares	46,513	9,626,025
New Oriental Education & Technology Group, Inc., ADR(a)	112,130	14,602,690
Tencent Holdings Ltd.	345,900	22,218,474
Wuliangye Yibin Co. Ltd., A Shares	637,297	15,429,866
Yum China Holdings, Inc.	375,052	18,028,750
		126,798,186

Denmark–2.65%
Carlsberg A/S, Class B	173,561	22,927,400
Novo Nordisk A/S, Class B	163,414	10,574,712
		33,502,112

France–5.20%
EssilorLuxottica S.A.(a)	126,091	16,161,000
LVMH Moet Hennessy Louis Vuitton SE	18,770	8,221,236
Pernod Ricard S.A.	79,500	12,494,956
Schneider Electric SE	260,643	28,896,884
		65,774,076

Germany–7.89%
Allianz SE	76,096	15,521,580
Beiersdorf AG	108,628	12,324,373
Deutsche Boerse AG	173,060	31,280,404
Knorr-Bremse AG	113,187	11,452,277
SAP SE	208,868	29,073,486
		99,652,120

Hong Kong–1.43%
AIA Group Ltd.	1,937,800	18,035,237

India–0.84%
HDFC Bank Ltd., ADR	233,541	10,616,774

Ireland–2.15%
Flutter Entertainment PLC(a)	44,617	5,850,698
ICON PLC(a)	126,569	21,321,814
		27,172,512

Italy–2.61%
FinecoBank Banca Fineco S.p.A.(a)	2,443,734	32,929,565

	Shares	Value
Japan–13.49%
Asahi Group Holdings Ltd.	639,800	$ 22,414,265
FANUC Corp.	130,400	23,301,523
Hoya Corp.	294,200	28,174,055
Kao Corp.	155,600	12,318,429
Keyence Corp.	40,600	16,951,403
Koito Manufacturing Co. Ltd.	283,100	11,396,174
Komatsu Ltd.	824,800	16,862,826
Nidec Corp.	183,300	12,238,370
SMC Corp.	32,600	16,639,050
Sony Corp.	148,400	10,162,629
		170,458,724

Macau–1.62%
Galaxy Entertainment Group Ltd.	3,009,000	20,430,674

Mexico–2.35%
Fomento Economico Mexicano, S.A.B. de C.V., ADR	179,933	11,157,645
Wal-Mart de Mexico S.A.B. de C.V., Series V	7,754,400	18,606,242
		29,763,887

Netherlands–5.30%
ASML Holding N.V.	34,968	12,818,508
ING Groep N.V.(a)	705,408	4,900,348
Prosus N.V.(a)	233,273	21,650,130
Wolters Kluwer N.V.	353,745	27,595,762
		66,964,748

Singapore–1.36%
United Overseas Bank Ltd.	1,180,366	17,170,206

South Korea–3.18%
NAVER Corp.	88,344	19,812,655
Samsung Electronics Co. Ltd.	458,350	20,318,257
		40,130,912

Spain–0.65%
Amadeus IT Group S.A.	156,882	8,163,013

Sweden–3.24%
Investor AB, Class B	572,842	30,184,179
Sandvik AB	576,093	10,745,099
		40,929,278

Switzerland–9.60%
Alcon, Inc.(a)	246,441	14,120,139
Kuehne + Nagel International AG	139,321	23,118,638
Logitech International S.A.	172,691	11,260,180
Nestle S.A.	206,437	22,806,167
Novartis AG	321,799	27,961,328
Roche Holding AG	63,557	22,005,438
		121,271,890

Taiwan–2.47%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	550,088	31,228,496

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

	Shares	Value
United Kingdom–4.53%
British American Tobacco PLC	461,049	$ 17,714,169
Linde PLC	82,292	17,454,956
RELX PLC	952,304	22,041,338
		57,210,463

United States–7.46%
Amcor PLC, CDI	1,588,934	16,011,018
Booking Holdings, Inc.(a)	10,769	17,147,910
Broadcom, Inc.	105,712	33,363,764
Philip Morris International, Inc.	395,232	27,689,954
		94,212,646
Total Common Stocks & Other Equity Interests (Cost $862,309,941)		1,215,573,879

	Shares	Value
Money Market Funds–3.20%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(b)(c)	14,219,081	$ 14,219,081
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(b)(c)	9,949,491	9,956,456
Invesco Treasury Portfolio, Institutional Class, 0.08%(b)(c)	16,250,378	16,250,378
Total Money Market Funds (Cost $40,415,522)		40,425,915
TOTAL INVESTMENTS IN SECURITIES–99.40% (Cost $902,725,463)		1,255,999,794
OTHER ASSETS LESS LIABILITIES–0.60%		7,590,200
NET ASSETS–100.00%		$1,263,589,994

Investment Abbreviations:

ADR - American Depositary Receipt

CDI - CREST Depository Interest

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,279,963	$ 82,032,547	$ (82,093,429)	$ -	$ -	$14,219,081	$ 56,785
Invesco Liquid Assets Portfolio, Institutional Class	10,203,588	58,594,677	(58,853,352)	8,400	3,143	9,956,456	59,199
Invesco Treasury Portfolio, Institutional Class	16,319,957	93,751,483	(93,821,062)	-	-	16,250,378	60,553
Total	$40,803,508	$234,378,707	$(234,767,843)	$8,400	$3,143	$40,425,915	$176,537

(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Industrials	17.44%
Consumer Staples	17.22
Information Technology	15.24
Financials	15.00
Consumer Discretionary	14.12
Health Care	10.40
Communication Services	3.33
Materials	2.65
Other Sectors, Each Less than 2% of Net Assets	0.80
Money Market Funds Plus Other Assets Less Liabilities	3.80

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $862,309,941)	$1,215,573,879
Investments in affiliated money market funds, at value (Cost $40,415,522)	40,425,915
Foreign currencies, at value (Cost $2,811,984)	2,810,751
Receivable for:
Investments sold	7,580,971
Fund shares sold	189,618
Dividends	3,232,895
Investment for trustee deferred compensation and retirement plans	244,413
Total assets	1,270,058,442

Liabilities:
Payable for:
Investments purchased	4,442,979
Fund shares reacquired	1,012,743
Accrued fees to affiliates	669,762
Accrued trustees’ and officers’ fees and benefits	6,432
Accrued other operating expenses	67,920
Trustee deferred compensation and retirement plans	268,612
Total liabilities	6,468,448
Net assets applicable to shares outstanding	$1,263,589,994

Net assets consist of:
Shares of beneficial interest	$879,986,107
Distributable earnings	383,603,887
$1,263,589,994

Net Assets:
Series I	$407,592,933
Series II	$855,997,061

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	11,371,549
Series II	24,265,858
Series I:
Net asset value per share	$35.84
Series II:
Net asset value per share	$35.28

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,499,774)	$12,356,945

Dividends from affiliated money market funds	176,537

Total investment income	12,533,482

Expenses:
Advisory fees	4,446,410

Administrative services fees	1,045,399

Custodian fees	44,392

Distribution fees - Series II	1,059,464

Transfer agent fees	37,544

Trustees’ and officers’ fees and benefits	12,258

Reports to shareholders	2,970

Professional services fees	17,371

Other	4,164

Total expenses	6,669,972

Less: Expenses reimbursed	(26,289)

Net expenses	6,643,683

Net investment income	5,889,799

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(3,847,294)

Foreign currencies	70,532

(3,776,762)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(127,217,672)

Foreign currencies	(3,337)

(127,221,009)

Net realized and unrealized gain (loss)	(130,997,771)

Net increase (decrease) in net assets resulting from operations	$(125,107,972)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income	$5,889,799	$19,460,503
Net realized gain (loss)	(3,776,762)	36,486,226
Change in net unrealized appreciation (depreciation)	(127,221,009)	292,289,985

Net increase (decrease) in net assets resulting from operations	(125,107,972)	348,236,714

Distributions to shareholders from distributable earnings:
Series I	–	(35,398,141)
Series II	–	(74,537,058)

Total distributions from distributable earnings	–	(109,935,199)

Share transactions–net:
Series I	(20,019,378)	(25,039,724)
Series II	(63,315,370)	(18,732,098)

Net increase (decrease) in net assets resulting from share transactions	(83,334,748)	(43,771,822)

Net increase (decrease) in net assets	(208,442,720)	194,529,693

Net assets:
Beginning of period	1,472,032,714	1,277,503,021

End of period	$1,263,589,994	$1,472,032,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net
			(losses)								net assets		assets without		Ratio of net
	Net asset		on securities		Dividends	Distributions					with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/20	$39.05	$0.19	$(3.40)	$(3.21)	$–	$–	$–	$35.84	(8.22)%	$407,593	0.90	%(d)	0.90	%(d)	1.10	%(d)	30%
Year ended 12/31/19	32.98	0.58	8.60	9.18	(0.62)	(2.49)	(3.11)	39.05	28.54	466,401	0.89		0.89		1.54		31
Year ended 12/31/18	39.89	0.66	(6.51)	(5.85)	(0.79)	(0.27)	(1.06)	32.98	(14.97)	414,774	0.92		0.93		1.74		35
Year ended 12/31/17	32.89	0.49	7.06	7.55	(0.55)	–	(0.55)	39.89	23.00	627,894	0.92		0.93		1.34		34
Year ended 12/31/16	33.49	0.50	(0.63)	(0.13)	(0.47)	–	(0.47)	32.89	(0.45)	540,460	0.95		0.96		1.51		18
Year ended 12/31/15	34.87	0.48	(1.33)	(0.85)	(0.53)	–	(0.53)	33.49	(2.34)	601,760	1.00		1.01		1.35		22
Series II
Six months ended 06/30/20	38.48	0.15	(3.35)	(3.20)	–	–	–	35.28	(8.31)	855,997	1.15	(d)	1.15	(d)	0.85	(d)	30
Year ended 12/31/19	32.52	0.48	8.47	8.95	(0.50)	(2.49)	(2.99)	38.48	28.20	1,005,632	1.14		1.14		1.29		31
Year ended 12/31/18	39.33	0.56	(6.42)	(5.86)	(0.68)	(0.27)	(0.95)	32.52	(15.18)	862,729	1.17		1.18		1.49		35
Year ended 12/31/17	32.44	0.40	6.96	7.36	(0.47)	–	(0.47)	39.33	22.73	1,448,723	1.17		1.18		1.09		34
Year ended 12/31/16	33.04	0.41	(0.62)	(0.21)	(0.39)	–	(0.39)	32.44	(0.70)	1,167,820	1.20		1.21		1.26		18
Year ended 12/31/15	34.42	0.38	(1.31)	(0.93)	(0.45)	–	(0.45)	33.04	(2.61)	1,169,823	1.25		1.26		1.10		22

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $407,700 and $851,826 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. International Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco V.I. International Growth Fund

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.750%

Over $250 million	0.700%

Invesco V.I. International Growth Fund

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.71%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $26,289.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $105,993 for accounting and fund administrative services and was reimbursed $939,406 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2020, the Fund incurred $116 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. International Growth Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$ –	$ 7,267,362	$–	$ 7,267,362

Brazil	28,872,977	–	–	28,872,977

Canada	67,018,021	–	–	67,018,021

China	67,404,221	59,393,965	–	126,798,186

Denmark	–	33,502,112	–	33,502,112

France	–	65,774,076	–	65,774,076

Germany	–	99,652,120	–	99,652,120

Hong Kong	–	18,035,237	–	18,035,237

India	10,616,774	–	–	10,616,774

Ireland	21,321,814	5,850,698	–	27,172,512

Italy	–	32,929,565	–	32,929,565

Japan	–	170,458,724	–	170,458,724

Macau	–	20,430,674	–	20,430,674

Mexico	29,763,887	–	–	29,763,887

Netherlands	–	66,964,748	–	66,964,748

Singapore	–	17,170,206	–	17,170,206

South Korea	–	40,130,912	–	40,130,912

Spain	–	8,163,013	–	8,163,013

Sweden	–	40,929,278	–	40,929,278

Switzerland	–	121,271,890	–	121,271,890

Taiwan	31,228,496	–	–	31,228,496

United Kingdom	17,454,956	39,755,507	–	57,210,463

United States	78,201,628	16,011,018	–	94,212,646

Money Market Funds	40,425,915	–	–	40,425,915

Total Investments	$392,308,689	$863,691,105	$–	$1,255,999,794

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $371,123,883 and $449,057,651, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$358,115,109

Aggregate unrealized (depreciation) of investments	(33,923,177)

Net unrealized appreciation of investments	$324,191,932

Cost of investments for tax purposes is $931,807,862.

Invesco V.I. International Growth Fund

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019

	Shares	Amount	Shares	Amount

Sold:
Series I	1,001,030	$33,735,589	1,348,893	$50,918,059

Series II	1,432,807	47,645,270	2,347,857	86,070,698

Issued as reinvestment of dividends:
Series I	-	-	964,334	35,063,198

Series II	-	-	2,079,137	74,537,058

Reacquired:
Series I	(1,571,709)	(53,754,967)	(2,946,756)	(111,020,981)

Series II	(3,297,838)	(110,960,640)	(4,827,830)	(179,339,854)

Net increase (decrease) in share activity	(2,435,710)	$(83,334,748)	(1,034,365)	$(43,771,822)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Series I	$1,000.00	$917.60	$4.29	$1,020.39	$4.52	0.90%
Series II	1,000.00	916.90	5.48	1,019.14	5.77	1.15

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. International Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. International Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco International Growth Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board noted that stock selection in and overweight and underweight exposures to certain sectors as well as the Fund’s cash position detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative

Invesco V.I. International Growth Fund

information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/ waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2019.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. International Growth Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. Managed Volatility Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

    If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

    You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
Invesco Distributors, Inc.	I-VIMGV-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-12.65%
Series II Shares	-12.72
Russell 1000 Value Index▼ (Broad Market Index)	-16.26
Bloomberg Barclays U.S. Government/Credit Index▼ (Style-Specific Index)	7.21
Lipper VUF Mixed-Asset Target Allocation Growth Funds Index∎ (Peer Group Index)	-4.14
Source(s): ÚRIMES Technologies Corp.; ∎ Lipper Inc.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Bloomberg Barclays U.S. Government/Credit Index is a broad-based benchmark that includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

The Lipper VUF Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (12/30/94)	6.39%
10 Years	7.46
5 Years	1.79
1 Year	- 7.56

Series II Shares
Inception (4/30/04)	7.21%
10 Years	7.20
5 Years	1.53
1 Year	- 7.75

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Managed Volatility Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Managed Volatility Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Managed Volatility Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-59.06%
Aerospace & Defense-2.96%

General Dynamics Corp.	3,272	$489,033

Raytheon Technologies Corp.	2,976	183,381

Textron, Inc.	5,912	194,564

		866,978

Apparel Retail-0.65%

TJX Cos., Inc. (The)	3,751	189,651

Apparel, Accessories & Luxury Goods-0.56%

Capri Holdings Ltd.(b)	10,544	164,803

Automobile Manufacturers-1.61%

General Motors Co.(c)	18,714	473,464

Building Products-2.14%

Johnson Controls International PLC	11,377	388,411

Trane Technologies PLC	2,698	240,068

		628,479

Cable & Satellite-1.56%

Charter Communications, Inc., Class A(b)	418	213,197

Comcast Corp., Class A	6,248	243,547

		456,744

Commodity Chemicals-0.62%

Dow, Inc.	4,455	181,586

Communications Equipment-0.25%

Cisco Systems, Inc.	1,599	74,577

Diversified Banks-3.80%

Bank of America Corp.(c)	22,807	541,666

Citigroup, Inc.(c)	11,199	572,269

		1,113,935

Electric Utilities-1.75%

Duke Energy Corp.	1,658	132,458

Exelon Corp.	5,442	197,490

FirstEnergy Corp.	4,731	183,468

		513,416

Electronic Components-0.66%

Corning, Inc.	7,454	193,059

Fertilizers & Agricultural Chemicals-1.59%

Corteva, Inc.	13,378	358,397

Nutrien Ltd. (Canada)	3,362	107,920

		466,317

Food Distributors-1.44%

Sysco Corp.	3,930	214,814

US Foods Holding Corp.(b)	10,506	207,178

		421,992

Health Care Distributors-1.03%

McKesson Corp.	1,968	301,931

	Shares	Value

Health Care Equipment-1.82%

Medtronic PLC	3,456	$316,915

Zimmer Biomet Holdings, Inc.	1,830	218,429

		535,344

Health Care Services-0.78%

CVS Health Corp.(c)	3,523	228,889

Health Care Supplies-0.50%

Alcon, Inc. (Switzerland)(b)	2,583	147,996

Home Improvement Retail-0.62%

Kingfisher PLC (United Kingdom)	66,981	182,999

Human Resource & Employment Services-0.03%

Adecco Group AG (Switzerland)	158	7,403

Insurance Brokers-0.70%

Willis Towers Watson PLC	1,046	206,010

Integrated Oil & Gas-2.36%

BP PLC (United Kingdom)	48,578	184,617

Chevron Corp.	3,708	330,865

Royal Dutch Shell PLC, Class A (United Kingdom)	11,154	177,485

		692,967

Internet & Direct Marketing Retail-0.76%

Booking Holdings, Inc.(b)	140	222,928

Investment Banking & Brokerage-3.56%

Charles Schwab Corp. (The)	3,727	125,749

Goldman Sachs Group, Inc. (The)	2,359	466,186

Morgan Stanley	9,345	451,363

		1,043,298

IT Consulting & Other Services-1.34%

Cognizant Technology Solutions Corp., Class A	6,894	391,717

Managed Health Care-1.20%

Anthem, Inc.	1,342	352,919

Multi-line Insurance-1.54%

American International Group, Inc.	14,491	451,829

Oil & Gas Exploration & Production-1.54%

Canadian Natural Resources Ltd. (Canada)	5,598	97,108

Devon Energy Corp.	11,192	126,917

Marathon Oil Corp.	20,181	123,508

Parsley Energy, Inc., Class A	9,740	104,023

		451,556

Other Diversified Financial Services-1.38%

Equitable Holdings, Inc.	8,091	156,075

Voya Financial, Inc.	5,336	248,925

		405,000

Packaged Foods & Meats-0.91%

Kellogg Co.	1,763	116,464

Mondelez International, Inc., Class A	2,931	149,862

		266,326

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

	Shares	Value

Pharmaceuticals-4.95%
Bristol-Myers Squibb Co.	6,936	$407,837

GlaxoSmithKline PLC (United Kingdom)	6,957	140,962

Johnson & Johnson(c)	3,204	450,578

Pfizer, Inc.	6,007	196,429
Sanofi (France)	2,533	257,705
		1,453,511

Railroads-1.54%
CSX Corp.	6,469	451,148

Regional Banks-3.85%
Citizens Financial Group, Inc.	14,220	358,913

PNC Financial Services Group, Inc. (The)	3,840	404,006
Truist Financial Corp.	9,784	367,389
		1,130,308

Semiconductors-3.09%
Intel Corp.	5,232	313,031

NXP Semiconductors N.V. (Netherlands)	2,082	237,431
QUALCOMM, Inc.	3,914	356,996
		907,458

Specialty Chemicals-0.57%
DuPont de Nemours, Inc.	3,143	166,988

Systems Software-1.29%
Oracle Corp.	6,872	379,815

Technology Hardware, Storage & Peripherals-1.17%
Apple, Inc.(c)	939	342,547

Tobacco-1.80%
Philip Morris International, Inc.	7,556	529,373

Wireless Telecommunication Services-1.14%
Vodafone Group PLC (United Kingdom)	208,918	333,132
Total Common Stocks & Other Equity Interests (Cost $16,058,084)		17,328,393

	Principal Amount

U.S. Dollar Denominated Bonds & Notes-29.34%
Aerospace & Defense-0.28%
Northrop Grumman Corp., 2.08%, 10/15/2020	$35,000	35,165

Raytheon Co., 3.13%, 10/15/2020	35,000	35,283
Raytheon Technologies Corp., 4.45%, 11/16/2038	9,000	11,021
		81,469

Air Freight & Logistics-0.01%
United Parcel Service, Inc., 3.40%, 11/15/2046	4,000	4,340

Airlines-0.17%
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	17,539	14,927
United Airlines Pass Through Trust, Series 2014-2, Class A, 3.75%, 09/03/2026	22,375	20,466
Series 2018-1, Class AA, 3.50%, 03/01/2030	15,861	14,909
		50,302

	Principal Amount	Value

Alternative Carriers-0.61%
GCI Liberty, Inc., Conv., 1.75%, 10/05/2023(d)(e)	$85,000	$119,253
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024(d)	74,000	58,969
		178,222

Application Software-1.23%
Nuance Communications, Inc., Conv., 1.00%, 12/15/2022(e)	127,000	150,304
1.25%, 04/01/2025	49,000	68,564
RealPage, Inc., Conv., 1.50%, 11/15/2022	24,000	38,728
Workday, Inc., Conv., 0.25%, 10/01/2022	75,000	103,461
		361,057

Asset Management & Custody Banks-0.61%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(d)	40,000	43,482
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	25,000	27,561
Carlyle Holdings Finance LLC, 3.88%, 02/01/2023(d)	5,000	5,326
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	85,000	102,489
		178,858

Automobile Manufacturers-0.14%
General Motors Co., 6.60%, 04/01/2036	16,000	17,413
General Motors Financial Co., Inc., 5.25%, 03/01/2026	21,000	22,903
		40,316

Biotechnology-2.07%
AbbVie, Inc., 4.50%, 05/14/2035	38,000	46,917
4.05%, 11/21/2039(d)	34,000	39,487
4.85%, 06/15/2044(d)	150,000	187,711
BioMarin Pharmaceutical, Inc., Conv., 1.50%, 10/15/2020	117,000	154,026
Gilead Sciences, Inc., 2.55%, 09/01/2020	50,000	50,182
4.40%, 12/01/2021	25,000	26,158
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	62,000	103,709
		608,190

Brewers-0.57%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.70%, 02/01/2036	45,000	53,111
4.90%, 02/01/2046	47,000	57,665
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	35,000	39,488
Molson Coors Beverage Co., 4.20%, 07/15/2046	16,000	15,589
		165,853

Broadcasting-1.24%
Liberty Media Corp., Conv., 2.25%, 10/05/2021(e)	55,000	26,404
1.38%, 10/15/2023	299,000	315,265

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value
Broadcasting-(continued)
Liberty Formula One, Conv., 1.00%, 01/30/2023	$20,000	$21,787

		363,456

Cable & Satellite-1.28%
BofA Finance LLC, Conv., 0.13%, 09/01/2022	62,000	64,635
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	60,000	63,994
Comcast Corp., 4.15%, 10/15/2028	30,000	36,116
3.90%, 03/01/2038	10,000	11,886

DISH Network Corp., Conv., 3.38%, 08/15/2026	216,000	198,961

		375,592

Communications Equipment-0.68%
Finisar Corp., Conv., 0.50%, 12/15/2021(e)	39,000	40,259
Viavi Solutions, Inc., Conv., 1.75%, 06/01/2023	71,000	79,449
1.00%, 03/01/2024	68,000	78,432

		198,140

Consumer Finance-0.16%
American Express Co., 3.63%, 12/05/2024	18,000	19,984
Capital One Financial Corp., 3.20%, 01/30/2023	15,000	15,809

Synchrony Financial, 3.95%, 12/01/2027	10,000	10,458

		46,251

Data Processing & Outsourced Services-0.11%
Euronet Worldwide, Inc., Conv., 0.75%, 03/15/2025(e)	17,000	16,522

Fiserv, Inc., 3.80%, 10/01/2023	15,000	16,399

		32,921

Diversified Banks-1.96%
Bank of America Corp., 3.25%, 10/21/2027	10,000	11,035
Citigroup, Inc., 4.00%, 08/05/2024	60,000	65,464
3.67%, (3 mo. USD LIBOR + 1.39%), 07/24/2028(f)	15,000	16,732
4.75%, 05/18/2046	15,000	19,202
JPMorgan Chase & Co., 3.20%, 06/15/2026	15,000	16,662
3.51%, (3 mo. USD LIBOR + 0.95%), 01/23/2029(f)	15,000	16,769
4.26%, (3 mo. USD LIBOR + 1.58%), 02/22/2048(f)	10,000	12,626
3.90%, (3 mo. USD LIBOR + 1.22%), 01/23/2049(f)	15,000	18,155
Series V, 3.62% (3 mo. USD LIBOR + 3.32%)(f)(g)	150,000	132,660
U.S. Bancorp, Series W, 3.10%, 04/27/2026	10,000	11,112

	Principal Amount	Value
Diversified Banks-(continued)
Wells Fargo & Co., 3.55%, 09/29/2025	$30,000	$33,526
4.10%, 06/03/2026	95,000	107,165
4.65%, 11/04/2044	15,000	18,638
Westpac Banking Corp. (Australia), 2.10%, 05/13/2021	95,000	96,414
		576,160

Diversified Capital Markets-0.43%
Credit Suisse AG (Switzerland), Conv., 0.50%, 06/24/2024(d)	131,000	125,393

Drug Retail-0.20%
Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	32,000	33,012
4.50%, 11/18/2034	24,000	26,892
		59,904

Electric Utilities-0.10%
Georgia Power Co., Series B, 3.70%, 01/30/2050	9,000	10,034
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	11,000	12,489
Xcel Energy, Inc., 3.50%, 12/01/2049	7,000	7,841
		30,364

Environmental & Facilities Services-0.10%
Waste Management, Inc., 3.90%, 03/01/2035	25,000	29,667

General Merchandise Stores-0.07%
Dollar General Corp., 3.25%, 04/15/2023	20,000	21,363

Health Care Equipment-1.66%
Becton, Dickinson and Co., 4.88%, 05/15/2044	86,000	106,674
DexCom, Inc., Conv., 0.75%, 12/01/2023	86,000	213,554
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025(d)	51,000	46,618
Medtronic, Inc., 4.38%, 03/15/2035	15,000	19,614
NuVasive, Inc., Conv., 2.25%, 03/15/2021	80,000	88,056
Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(d)	10,000	11,699
		486,215

Health Care REITs-0.09%
Healthpeak Properties, Inc., 3.88%, 08/15/2024	25,000	27,509

Health Care Services-0.38%
Cigna Corp., 4.80%, 08/15/2038	9,000	11,422
CVS Health Corp., 3.38%, 08/12/2024	20,000	21,809
4.10%, 03/25/2025	16,000	18,098
Laboratory Corp. of America Holdings, 3.20%, 02/01/2022	33,000	34,239
4.70%, 02/01/2045	22,000	26,832
		112,400

Health Care Technology-0.37%
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027(d)	97,000	107,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Home Improvement Retail-0.09%

Home Depot, Inc. (The), 2.00%, 04/01/2021	$27,000	$27,319

Insurance Brokers-0.02%

Willis North America, Inc., 3.60%, 05/15/2024	5,000	5,414

Integrated Oil & Gas-0.07%

Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	18,000	19,444

Integrated Telecommunication Services-1.51%

AT&T, Inc.,
3.00%, 06/30/2022	28,000	29,252
3.40%, 05/15/2025	15,000	16,504
4.50%, 05/15/2035	25,000	29,691
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	150,000	218,489

Verizon Communications, Inc., 4.40%, 11/01/2034	120,000	149,272
		443,208

Interactive Media & Services-0.58%

JOYY, Inc. (China), Conv., 1.38%, 06/15/2024(e)	116,000	128,316

Zillow Group, Inc., Conv., 2.75%, 05/15/2025	37,000	43,205
		171,521

Internet & Direct Marketing Retail-1.03%

Amazon.com, Inc., 4.80%, 12/05/2034	9,000	12,266

Booking Holdings, Inc., Conv.,
0.90%, 09/15/2021	40,000	42,600
0.75%, 05/01/2025(d)	10,000	12,403
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	94,000	122,060

Trip.com Group Ltd. (China), Conv., 1.25%, 09/15/2022	113,000	112,855
		302,184

Investment Banking & Brokerage-0.91%

Goldman Sachs Group, Inc. (The), 4.25%, 10/21/2025	27,000	30,450
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	198,000	196,583

Morgan Stanley, 4.00%, 07/23/2025	35,000	39,710
		266,743

Life & Health Insurance-0.46%

Athene Global Funding, 4.00%, 01/25/2022(d)	45,000	46,594

Jackson National Life Global Funding,
2.10%, 10/25/2021(d)	10,000	10,200
3.25%, 01/30/2024(d)	15,000	16,025
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	35,000	41,009

Reliance Standard Life Global Funding II, 3.05%, 01/20/2021(d)	20,000	20,209
		134,037

Managed Health Care-0.06%

UnitedHealth Group, Inc., 3.50%, 08/15/2039	16,000	18,625

	Principal Amount	Value

Movies & Entertainment-0.21%

Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	$62,000	$63,046

Multi-line Insurance-0.23%

American International Group, Inc., 4.38%, 01/15/2055	40,000	46,042

Guardian Life Global Funding, 2.90%, 05/06/2024(d)	20,000	21,340
		67,382

Multi-Utilities-0.07%

NiSource, Inc., 4.38%, 05/15/2047	9,000	10,888

Sempra Energy, 3.80%, 02/01/2038	8,000	8,659
		19,547

Office REITs-0.09%

Office Properties Income Trust, 4.00%, 07/15/2022	25,000	24,922

Oil & Gas Equipment & Services-0.08%

Oil States International, Inc., Conv., 1.50%, 02/15/2023	46,000	23,199

Oil & Gas Exploration & Production-0.11%

Cameron LNG LLC, 3.70%, 01/15/2039(d)	16,000	17,215

ConocoPhillips, 4.15%, 11/15/2034	13,000	14,450
		31,665

Oil & Gas Storage & Transportation-0.50%

Energy Transfer Operating L.P.,
4.20%, 09/15/2023	2,000	2,128
4.90%, 03/15/2035	19,000	19,104
5.00%, 05/15/2050	8,000	7,587
Enterprise Products Operating LLC, 4.25%, 02/15/2048	10,000	10,913
Kinder Morgan, Inc., 5.30%, 12/01/2034	23,000	26,776

MPLX L.P.,
4.50%, 07/15/2023	65,000	69,946
4.50%, 04/15/2038	11,000	11,010
		147,464

Other Diversified Financial Services-2.37%

Convertible Trust - Consumer, Series 2018-1, 0.25%, 01/17/2024	160,000	162,464
Convertible Trust - Energy, Series 2019-1, 0.33%, 09/19/2024	168,000	169,882
Convertible Trust - Healthcare, Series 2018-1, 0.25%, 02/05/2024	168,000	181,171

Convertible Trust - Media, Series 2019, Class 1, 0.25%, 12/04/2024	168,000	180,650
		694,167

Packaged Foods & Meats-0.05%

Kraft Heinz Foods Co. (The), 4.63%, 10/01/2039(d)	10,000	10,070

Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	3,000	3,475
		13,545

Pharmaceuticals-1.67%

Bayer US Finance LLC (Germany), 3.00%, 10/08/2021(d)	200,000	205,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Pharmaceuticals-(continued)
Bristol-Myers Squibb Co., 4.13%, 06/15/2039(d)	$18,000	$23,051
4.63%, 05/15/2044(d)	100,000	134,259
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026(d)	37,000	37,477
Mylan N.V., 3.15%, 06/15/2021	17,000	17,357
Pacira BioSciences, Inc., Conv., 2.38%, 04/01/2022	39,000	42,654
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	33,000	29,207
		489,334

Property & Casualty Insurance-0.10%
Allstate Corp. (The), 3.28%, 12/15/2026	10,000	11,429
Markel Corp., 5.00%, 05/20/2049	15,000	18,677
		30,106

Railroads-0.12%
Norfolk Southern Corp., 3.40%, 11/01/2049	5,000	5,497
Union Pacific Corp., 4.15%, 01/15/2045	25,000	30,135
		35,632

Regional Banks-0.13%
Citizens Financial Group, Inc., 2.38%, 07/28/2021	15,000	15,193
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	20,000	23,085
		38,278

Reinsurance-0.11%

PartnerRe Finance B LLC, 3.70%, 07/02/2029	30,000	32,999

Renewable Electricity-0.55%

Oglethorpe Power Corp., 4.55%, 06/01/2044	150,000	161,494

Restaurants-0.08%

Starbucks Corp., 3.55%, 08/15/2029	20,000	22,820

Retail REITs-0.02%

Regency Centers L.P., 2.95%, 09/15/2029	5,000	5,078

Semiconductors-1.44%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	30,000	32,285
Cree, Inc., Conv., 0.88%, 09/01/2023	59,000	69,522
1.75%, 05/01/2026(d)	40,000	56,500
Microchip Technology, Inc., Conv., 1.63%, 02/15/2027	74,000	109,338
Micron Technology, Inc., 4.66%, 02/15/2030	10,000	11,692
NXP B.V./NXP Funding LLC (Netherlands), 5.35%, 03/01/2026(d)	20,000	23,807
ON Semiconductor Corp., Conv., 1.00%, 12/01/2020	76,000	88,723
Silicon Laboratories, Inc., Conv., 1.38%, 03/01/2022	21,000	25,372

	Principal Amount	Value

Semiconductors-(continued)
Texas Instruments, Inc., 2.63%, 05/15/2024	$5,000 $	5,377
		422,616

Specialty Chemicals-0.01%

Sherwin-Williams Co. (The), 4.50%, 06/01/2047	3,000	3,657

Systems Software-0.66%
FireEye, Inc.,
Series B, Conv., 1.63%, 06/01/2022(e)	77,000	72,971
Series A, Conv., 1.00%, 06/01/2025(e)	76,000	75,879
Microsoft Corp., 3.50%, 02/12/2035	37,000	45,325
		194,175

Technology Distributors-0.12%

Avnet, Inc., 4.63%, 04/15/2026	30,000	33,982

Technology Hardware, Storage & Peripherals-0.88%
Apple, Inc., 2.15%, 02/09/2022	39,000	40,137
3.35%, 02/09/2027	10,000	11,350
Dell International LLC/EMC Corp., 5.45%, 06/15/2023(d)	26,000	28,450
SanDisk LLC, Conv., 0.50%, 10/15/2020	140,000	120,501
Western Digital Corp., Conv., 1.50%, 02/01/2024	61,000	57,647
		258,085

Tobacco-0.15%

Altria Group, Inc., 5.80%, 02/14/2039	36,000	44,938

Trading Companies & Distributors-0.15%
Air Lease Corp., 4.25%, 09/15/2024	35,000	35,626
Aircastle Ltd., 4.40%, 09/25/2023	10,000	9,706
		45,332

Trucking-0.13%

Aviation Capital Group LLC, 4.88%, 10/01/2025(d)	40,000	36,682

Wireless Telecommunication Services-0.06%

Rogers Communications, Inc. (Canada), 4.30%, 02/15/2048	15,000	17,857
Total U.S. Dollar Denominated Bonds & Notes (Cost $7,801,882)		8,608,096

U.S. Treasury Securities-4.64%
U.S. Treasury Bonds-0.52%
2.00%, 02/15/2050	133,500	152,852

U.S. Treasury Notes-4.12%

0.13%, 06/30/2022	868,000	867,559
0.25%, 06/30/2025	238,200	237,758
0.50%, 06/30/2027	99,300	99,374
0.63%, 05/15/2030	4,000	3,989
		1,208,680
Total U.S. Treasury Securities (Cost $1,357,811)		1,361,532

	Shares

Preferred Stocks-0.23%
Asset Management & Custody Banks-0.23%

AMG Capital Trust II, 5.15%, Conv. Pfd. (Cost $106,269)	1,700	67,606

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

	Shares	Value

Money Market Funds-7.09%

Invesco Government & Agency Portfolio, Institutional Class, 0.09%(h)(i)	817,609	$817,609

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(h)(i)	330,213	330,444

Invesco Treasury Portfolio, Institutional Class, 0.08%(h)(i)	934,410	934,410

Total Money Market Funds (Cost $2,082,410)		2,082,463

TOTAL INVESTMENTS IN SECURITIES-100.36% (Cost $27,406,456)		29,448,090

OTHER ASSETS LESS LIABILITIES-(0.36)%		(106,837)

NET ASSETS-100.00%		$29,341,253

Investment Abbreviations:

Conv.	- Convertible
LIBOR	- London Interbank Offered Rate
Pfd.	- Preferred
REIT	- Real Estate Investment Trust
USD	- U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2020 was $1,750,252, which represented 5.97% of the Fund’s Net Assets.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2020.
(g)	Perpetual bond with no specified maturity date.
(h)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 619,911	$4,427,782	$(4,230,084)	$ -	$ -	$ 817,609	$2,250
Invesco Liquid Assets Portfolio, Institutional Class	441,820	3,162,701	(3,273,757)	53	(373)	330,444	2,116
Invesco Treasury Portfolio, Institutional Class	708,469	5,060,322	(4,834,381)	-	-	934,410	2,418
Total	$1,770,200	$12,650,805	$(12,338,222)	$53	$(373)	$2,082,463	$6,784

(i)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

	Open Futures Contracts

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

E-Mini S&P 500 Index	84	September-2020	$(12,978,840)	$(355,855)	$(355,855)

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

07/10/2020	Bank of New York Mellon (The)	GBP	323,583	USD	406,164	$ 5,194

07/10/2020	State Street Bank & Trust Co.	CAD	128,307	USD	94,880	367

07/10/2020	State Street Bank & Trust Co.	EUR	10,050	USD	11,359	66

07/10/2020	State Street Bank & Trust Co.	GBP	377,341	USD	473,788	6,201

07/10/2020	State Street Bank & Trust Co.	USD	17,586	CAD	23,932	43

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

Open Forward Foreign Currency Contracts–(continued)

						Unrealized
Settlement		Contract to				Appreciation

Date	Counterparty	Deliver		Receive		(Depreciation)

07/10/2020	State Street Bank & Trust Co.	USD	23,909	CHF	22,811	$ 172

07/10/2020	State Street Bank & Trust Co.	USD	9,482	EUR	8,454	18

Subtotal-Appreciation						12,061

Currency Risk

07/10/2020	State Street Bank & Trust Co.	CAD	4,493	USD	3,301	(8)

07/10/2020	State Street Bank & Trust Co.	CHF	137,348	USD	143,002	(1,995)

07/10/2020	State Street Bank & Trust Co.	EUR	176,698	USD	197,565	(987)

07/10/2020	State Street Bank & Trust Co.	GBP	14,910	USD	18,458	(18)

07/10/2020	State Street Bank & Trust Co.	USD	6,563	CAD	8,818	(67)

07/10/2020	State Street Bank & Trust Co.	USD	3,879	CHF	3,662	(12)

07/10/2020	State Street Bank & Trust Co.	USD	5,966	EUR	5,302	(9)

07/10/2020	State Street Bank & Trust Co.	USD	112,791	GBP	89,855	(1,447)

Subtotal–Depreciation						(4,543)

Total Forward Foreign Currency Contracts						$ 7,518

Abbreviations:

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound Sterling

USD - U.S. Dollar

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Financials	22.54%
Health Care	16.50
Information Technology	12.92
Communication Services	8.60
Industrials	7.62
Consumer Discretionary	5.20
Consumer Staples	5.12
Energy	4.66
U.S. Treasury Securities	4.64
Materials	2.79
Utilities	2.47
Real Estate	0.20
Money Market Funds Plus Other Assets Less Liabilities	6.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $25,324,046)	$27,365,627
Investments in affiliated money market funds, at value (Cost $2,082,410)	2,082,463
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	12,061
Foreign currencies, at value (Cost $28,773)	28,384
Receivable for:
Fund shares sold	10,434
Dividends	40,391
Interest	47,396
Investment for trustee deferred compensation and retirement plans	65,464
Other assets	3,911
Total assets	29,656,131

Liabilities:
Other investments:
Variation margin payable - futures contracts	178,500
Unrealized depreciation on forward foreign currency contracts outstanding	4,543
Payable for:
Fund shares reacquired	3,231
Accrued fees to affiliates	15,500
Accrued trustees’ and officers’ fees and benefits	1,706
Accrued other operating expenses	41,561
Trustee deferred compensation and retirement plans	69,837
Total liabilities	314,878
Net assets applicable to shares outstanding	$29,341,253

Net assets consist of:

Shares of beneficial interest	$27,524,987
Distributable earnings	1,816,266
$29,341,253

Net Assets:

Series I	$ 28,358,431

Series II	$982,822

Shares outstanding, no par value, with an unlimited number of shares authorized:

Series I	2,615,572

Series II	91,840
Series I:
Net asset value per share	$ 10.84
Series II:
Net asset value per share	$ 10.70

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $3,856)	$281,196
Interest	127,006

Dividends from affiliated money market funds	6,784
Total investment income	414,986
Expenses:
Advisory fees	94,426
Administrative services fees	26,284
Custodian fees	4,488
Distribution fees - Series II	1,400
Transfer agent fees	8,873
Trustees’ and officers’ fees and benefits	7,825
Reports to shareholders	2,837
Professional services fees	20,533
Other	299
Total expenses	166,965
Less: Fees waived	(949)
Net expenses	166,016
Net investment income	248,970

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(513,861)
Foreign currencies	12,558
Forward foreign currency contracts	659
Futures contracts	(643,967)
(1,144,611)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(3,370,106)
Foreign currencies	(681)
Forward foreign currency contracts	40,508
Futures contracts	(355,855)
(3,686,134)
Net realized and unrealized gain (loss)	(4,830,745)
Net increase (decrease) in net assets resulting from operations	$(4,581,775)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income	$248,970	$569,748

Net realized gain (loss)	(1,144,611)	708,999

Change in net unrealized appreciation (depreciation)	(3,686,134)	5,011,773

Net increase (decrease) in net assets resulting from operations	(4,581,775)	6,290,520

Distributions to shareholders from distributable earnings:
Series I	–	(1,896,583)

Series II	–	(63,708)

Total distributions from distributable earnings	–	(1,960,291)

Share transactions–net:
Series I	(2,647,029)	(3,190,164)

Series II	(156,238)	(47,952)

Net increase (decrease) in net assets resulting from share transactions	(2,803,267)	(3,238,116)

Net increase (decrease) in net assets	(7,385,042)	1,092,113

Net assets:
Beginning of period	36,726,295	35,634,182

End of period	$29,341,253	$36,726,295

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net
			(losses)								net assets		assets without		Ratio of net
	Net asset		on securities		Dividends	Distributions					with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/20	$12.41	$0.09	$(1.66)	$(1.57)	$—	$—	$—	$10.84	(12.65)%	$28,358	1.04	%(d)	1.05	%(d)	1.60	%(d)	57%
Year ended 12/31/19	11.04	0.19	1.82	2.01	(0.17)	(0.47)	(0.64)	12.41	18.58	35,409	1.07		1.08		1.55		109
Year ended 12/31/18	13.06	0.16	(1.51)	(1.35)	(0.22)	(0.45)	(0.67)	11.04	(11.00)	34,420	1.23		1.24		1.24		111
Year ended 12/31/17	11.97	0.18 (e)	1.08	1.26	(0.17)	—	(0.17)	13.06	10.56	44,104	1.13		1.13		1.42	(e)	91
Year ended 12/31/16	11.38	0.14	1.03	1.17	(0.22)	(0.36)	(0.58)	11.97	10.61	50,183	1.15		1.16		1.26		92
Year ended 12/31/15	19.02	0.18	(0.74)	(0.56)	(0.27)	(6.81)	(7.08)	11.38	(2.15)	52,360	1.08		1.10		1.07		117
Series II
Six months ended 06/30/20	12.26	0.07	(1.63)	(1.56)	—	—	—	10.70	(12.72)	983	1.29	(d)	1.30	(d)	1.35	(d)	57
Year ended 12/31/19	10.91	0.15	1.81	1.96	(0.14)	(0.47)	(0.61)	12.26	18.30	1,317	1.32		1.33		1.30		109
Year ended 12/31/18	12.92	0.12	(1.49)	(1.37)	(0.19)	(0.45)	(0.64)	10.91	(11.28)	1,214	1.48		1.49		0.99		111
Year ended 12/31/17	11.84	0.15 (e)	1.07	1.22	(0.14)	—	(0.14)	12.92	10.33	1,446	1.38		1.38		1.17	(e)	91
Year ended 12/31/16	11.26	0.11	1.02	1.13	(0.19)	(0.36)	(0.55)	11.84	10.31	1,462	1.40		1.41		1.01		92
Year ended 12/31/15	18.88	0.13	(0.72)	(0.59)	(0.22)	(6.81)	(7.03)	11.26	(2.37)	1,500	1.33		1.35		0.82		117

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $30,523 and $1,126 for Series I and Series II shares, respectively.
(e)

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2017. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.14 and 1.11% and $0.11 and 0.86% for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Managed Volatility Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is both capital appreciation and current income while managing portfolio volatility.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Invesco V.I. Managed Volatility Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin

Invesco V.I. Managed Volatility Fund

payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Other Risks - The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at the annual rate of 0.60% of the Fund’s average daily net assets.

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.60%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $949.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $2,664 for accounting and fund administrative services and was reimbursed $23,620 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco V.I. Managed Volatility Fund

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$15,896,094	$1,432,299	$–	$17,328,393

U.S. Dollar Denominated Bonds & Notes	–	8,608,096	–	8,608,096

U.S. Treasury Securities	–	1,361,532	–	1,361,532

Preferred Stocks	67,606	–	–	67,606

Money Market Funds	2,082,463	–	–	2,082,463

Total Investments in Securities	18,046,163	11,401,927	–	29,448,090

Other Investments - Assets*

Forward Foreign Currency Contracts	–	12,061	–	12,061

Other Investments - Liabilities*

Futures Contracts	(355,855)	–	–	(355,855)

Forward Foreign Currency Contracts	–	(4,543)	–	(4,543)

	(355,855)	(4,543)	–	(360,398)

Total Other Investments	(355,855)	7,518	–	(348,337)

Total Investments	$17,690,308	$11,409,445	$–	$29,099,753

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

	Value
Derivative Assets	Currency Risk	Equity Risk	Total

Unrealized appreciation on forward foreign currency contracts outstanding	$12,061	$-	$12,061

Derivatives not subject to master netting agreements	-	-	-

Total Derivative Assets subject to master netting agreements	$12,061	$-	$12,061

	Value
Derivative Liabilities	Currency Risk	Equity Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$-	$(355,855)	$(355,855)

Unrealized depreciation on forward foreign currency contracts outstanding	(4,543)	-	(4,543)

Total Derivative Liabilities	(4,543)	(355,855)	(360,398)

Derivatives not subject to master netting agreements	-	355,855	355,855

Total Derivative Liabilities subject to master netting agreements	$(4,543)	$-	$(4,543)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Invesco V.I. Managed Volatility Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2020.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of New York Mellon (The)	$5,194	$ -	$5,194	$-	$-	$5,194

State Street Bank & Trust Co.	6,867	(4,543)	2,324	-	-	2,324

Total	$12,061	$(4,543)	$7,518	$-	$-	$7,518

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$ 659	$ -	$ 659

Futures contracts	-	(643,967)	(643,967)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	40,508	-	40,508

Futures contracts	-	(355,855)	(355,855)

Total	$41,167	$(999,822)	$(958,655)

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts

Average notional value	$1,980,140	$11,776,248

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $5,503,113 and $7,438,972, respectively. During the same period, purchases and sales of U.S. Treasury

Invesco V.I. Managed Volatility Fund

obligations were $11,398,693 and $13,006,661, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$3,519,607

Aggregate unrealized (depreciation) of investments	(2,062,334)

Net unrealized appreciation of investments	$1,457,273

Cost of investments for tax purposes is $27,642,480.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019

	Shares	Amount	Shares	Amount

Sold:
Series I	95,286	$1,070,218	262,050	$3,173,461

Series II	6,784	76,119	2,709	32,332

Issued as reinvestment of dividends:
Series I	-	-	161,687	1,896,583

Series II	-	-	5,492	63,708

Reacquired:
Series I	(332,699)	(3,717,247)	(688,807)	(8,260,208)

Series II	(22,354)	(232,357)	(12,075)	(143,992)

Net increase (decrease) in share activity	(252,983)	$(2,803,267)	(268,944)	$(3,238,116)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. Managed Volatility Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Series I	$1,000.00	$873.50	$4.84	$1,019.69	$5.22	1.04%
Series II	1,000.00	872.80	6.01	1,018.45	6.47	1.29

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Managed Volatility Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Managed Volatility Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.
As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s cash position, allocation to bonds and volatility overlay during strong equity markets, as well as stock selection in certain sectors, negatively impacted relative performance. The Board noted that, unlike certain of the peer funds and the Index, managing portfolio volatility is a component of the Fund’s investment objective. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The

Invesco V.I. Managed Volatility Fund

Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only five funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/ waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2019.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided.

The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Managed Volatility Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. Mid Cap Core Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

    If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

    You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIMCCE-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-11.17%
Series II Shares	-11.36
S&P 500 Index▼ (Broad Market Index)	-3.08
Russell Midcap Index▼ (Style-Specific Index)	-9.13
Lipper VUF Mid-Cap Core Funds Index∎ (Peer Group Index)	-12.43

Source(s): ▼RIMES Technologies Corp.; ∎ Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
The Lipper VUF Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core variable insurance underlying funds tracked by Lipper.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (9/10/01)	6.59%
10 Years	7.50
5 Years	3.54
1 Year	-3.49

Series II Shares
Inception (9/10/01)	6.33%
10 Years	7.21
5 Years	3.28
1 Year	-3.80

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Mid Cap Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Mid Cap Core Equity Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Mid Cap Core Equity Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.06%
Aerospace & Defense–1.41%

L3Harris Technologies, Inc.	17,611	$ 2,988,058

Apparel Retail–1.27%

Ross Stores, Inc.(b)	31,478	2,683,185

Application Software–3.62%

Manhattan Associates, Inc.(b)	13,979	1,316,822

Q2 Holdings, Inc.(b)	11,745	1,007,603
Synopsys, Inc.(b)	27,295	5,322,525
		7,646,950

Asset Management & Custody Banks–1.89%

Northern Trust Corp.	50,426	4,000,799

Auto Parts & Equipment–1.42%

Visteon Corp.(b)	43,818	3,001,533

Automotive Retail–1.42%

Advance Auto Parts, Inc.	21,134	3,010,538

Biotechnology–2.22%

Neurocrine Biosciences, Inc.(b)	14,802	1,805,844
Seattle Genetics, Inc.(b)	16,967	2,883,033
		4,688,877

Building Products–1.59%

Trane Technologies PLC	37,852	3,368,071

Cable & Satellite–1.28%

Liberty Broadband Corp., Class C(b)	21,782	2,700,097

Communications Equipment–1.51%

Motorola Solutions, Inc.	22,751	3,188,098

Construction Machinery & Heavy Trucks–0.91%

Wabtec Corp.	33,293	1,916,678

Construction Materials–1.43%

Vulcan Materials Co.	26,044	3,017,197

Data Processing & Outsourced Services–2.41%

Fiserv, Inc.(b)	52,158	5,091,664

Distillers & Vintners–1.04%

Constellation Brands, Inc., Class A	12,527	2,191,599

Diversified Chemicals–1.72%

Eastman Chemical Co.	52,313	3,643,077

Diversified Support Services–1.26%

Cintas Corp.	10,043	2,675,053

Electric Utilities–0.93%

Eversource Energy	23,746	1,977,329

Electronic Equipment & Instruments–2.23%

Keysight Technologies, Inc.(b)	46,811	4,717,613

Environmental & Facilities Services–2.10%

Republic Services, Inc.	54,050	4,434,803

	Shares	Value
Financial Exchanges & Data–1.77%

Intercontinental Exchange, Inc.	29,955	$ 2,743,878
Tradeweb Markets, Inc., Class A	17,099	994,136
		3,738,014

Gas Utilities–1.66%

Atmos Energy Corp.	20,026	1,994,189

Southwest Gas Holdings, Inc.	18,940	1,307,807
UGI Corp.	6,368	202,503
		3,504,499

General Merchandise Stores–1.86%

Target Corp.	32,711	3,923,030

Gold–0.53%

Franco-Nevada Corp. (Canada)	8,058	1,125,219

Health Care Equipment–5.74%

Boston Scientific Corp.(b)	43,721	1,535,044

DexCom, Inc.(b)	5,113	2,072,810

Hill-Rom Holdings, Inc.	24,157	2,651,956

STERIS PLC	9,514	1,459,828

Teleflex, Inc.	7,438	2,707,283
Zimmer Biomet Holdings, Inc.	14,400	1,718,784
		12,145,705

Health Care Facilities–1.04%

HCA Healthcare, Inc.(b)	22,635	2,196,953

Health Care Services–2.52%

Guardant Health, Inc.(b)	16,576	1,344,811
LHC Group, Inc.(b)	22,895	3,991,056
		5,335,867

Health Care Supplies–0.63%

Alcon, Inc. (Switzerland)(b)	23,250	1,332,690

Homebuilding–1.20%

D.R. Horton, Inc.	45,938	2,547,262

Human Resource & Employment Services–1.38%

Korn Ferry	95,280	2,927,954

Hypermarkets & Super Centers–2.03%

BJ’s Wholesale Club Holdings, Inc.(b)	115,234	4,294,771

Industrial Machinery–2.92%

ITT, Inc.	41,946	2,463,908
Stanley Black & Decker, Inc.	26,631	3,711,829
		6,175,737

Industrial REITs–1.80%

Prologis, Inc.	40,736	3,801,891

Insurance Brokers–1.55%

Arthur J. Gallagher & Co.	33,712	3,286,583

Interactive Home Entertainment–1.80%

Zynga, Inc., Class A(b)	399,456	3,810,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value
IT Consulting & Other Services–4.19%

Amdocs Ltd.	46,608	$2,837,495

CACI International, Inc., Class A(b)	17,647	3,827,281
KBR, Inc.	97,098	2,189,560
		8,854,336

Leisure Products–0.38%

Peloton Interactive, Inc., Class A(b)	13,808	797,688

Managed Health Care–1.24%

Humana, Inc.	6,744	2,614,986

Multi-Utilities–2.85%

CMS Energy Corp.	35,283	2,061,233

Consolidated Edison, Inc.	29,920	2,152,146
Public Service Enterprise Group, Inc.	36,794	1,808,793
		6,022,172

Office REITs–0.88%

Alexandria Real Estate Equities, Inc.	11,415	1,852,084

Oil & Gas Equipment & Services–1.22%

Schlumberger Ltd.	140,047	2,575,464

Oil & Gas Refining & Marketing–1.00%

Valero Energy Corp.	35,941	2,114,050

Oil & Gas Storage & Transportation–2.65%

Magellan Midstream Partners L.P.	90,100	3,889,617
Shell Midstream Partners L.P.	140,345	1,722,033
		5,611,650

Packaged Foods & Meats–1.28%

Conagra Brands, Inc.	77,053	2,709,954

Pharmaceuticals–2.11%

Catalent, Inc.(b)	28,174	2,065,154
Elanco Animal Health, Inc.(b)	111,774	2,397,553
		4,462,707

Property & Casualty Insurance–0.65%

Fidelity National Financial, Inc.	45,062	1,381,601

Railroads–2.33%

Canadian Pacific Railway Ltd. (Canada)	19,307	4,929,849

Regional Banks–3.90%

PNC Financial Services Group, Inc. (The)	29,774	3,132,523

SVB Financial Group(b)	12,398	2,672,141
TCF Financial Corp.	83,177	2,447,067
		8,251,731

	Shares	Value
Residential REITs–1.08%

American Homes 4 Rent, Class A	84,982	$2,286,016

Restaurants–1.19%

Wendy’s Co. (The)	115,075	2,506,334

Semiconductor Equipment–2.82%

KLA Corp.	15,709	3,055,087
MKS Instruments, Inc.	25,701	2,910,381
		5,965,468

Semiconductors–2.34%

Analog Devices, Inc.	23,943	2,936,369
Microchip Technology, Inc.	19,164	2,018,161
		4,954,530

Soft Drinks–1.31%

Coca-Cola European Partners PLC (United Kingdom)	73,109	2,760,596

Specialized REITs–2.62%

Equinix, Inc.	2,579	1,811,232
Lamar Advertising Co., Class A	55,795	3,724,874
		5,536,106

Specialty Stores–1.73%

Tractor Supply Co.	27,761	3,658,622

Trading Companies & Distributors–1.20%

Fastenal Co.	58,999	2,527,517

Total Common Stocks & Other Equity Interests (Cost $186,231,970)		209,461,665

Money Market Funds–0.55%

Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)(d)	365,595	365,595

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)(d)	372,000	372,260

Invesco Treasury Portfolio, Institutional Class, 0.08%(c)(d)	417,823	417,823

Total Money Market Funds (Cost $1,155,205)		1,155,678
TOTAL INVESTMENTS IN SECURITIES–99.61% (Cost $187,387,175)		210,617,343
OTHER ASSETS LESS LIABILITIES–0.39%		835,087
NET ASSETS–100.00%		$211,452,430

Investment Abbreviations:

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,051,777	$16,113,861	$(16,800,043)	$ -	$ -	$ 365,595	$ 6,589
Invesco Liquid Assets Portfolio, Institutional Class	401,834	11,888,809	(11,918,646)	467	(204)	372,260	5,648
Invesco Treasury Portfolio, Institutional Class	1,202,031	18,415,842	(19,200,050)	-	-	417,823	7,214
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	674,953	5,029,273	(5,704,226)	-	-	-	2,822
Invesco Liquid Assets Portfolio, Institutional Class	224,984	1,723,466	(1,948,062)	21	(409)	-	1,172
Total	$3,555,579	$53,171,251	$(55,571,027)	$488	$(613)	$1,155,678	$23,445

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Information Technology	19.12%
Health Care	15.50
Industrials	15.11
Consumer Discretionary	10.47
Financials	9.77
Real Estate	6.37
Consumer Staples	5.65
Utilities	5.44
Energy	4.87
Materials	3.68
Communication Services	3.08
Money Market Funds Plus Other Assets Less Liabilities	0.94

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:

Investments in securities, at value (Cost $ 186,231,970)	$209,461,665
Investments in affiliated money market funds, at value (Cost $ 1,155,205)	1,155,678
Cash	28,069
Receivable for:
Investments sold	1,871,853
Fund shares sold	10,303
Dividends	207,030
Investment for trustee deferred compensation and retirement plans	114,133
Total assets	212,848,731

Liabilities:
Payable for:
Investments purchased	971,023
Fund shares reacquired	162,607
Accrued fees to affiliates	103,665
Accrued trustees’ and officers’ fees and benefits	1,998
Accrued other operating expenses	33,046
Trustee deferred compensation and retirement plans	123,962
Total liabilities	1,396,301
Net assets applicable to shares outstanding	$211,452,430

Net assets consist of:

Shares of beneficial interest	$158,755,064
Distributable earnings	52,697,366
$211,452,430

Net Assets:

Series I	$133,958,964
Series II	$ 77,493,466

Shares outstanding, no par value, with an unlimited number of shares authorized:

Series I	12,385,787
Series II	7,358,580
Series I:
Net asset value per share	$ 10.82
Series II:
Net asset value per share	$ 10.53

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $4,043)	$1,770,243

Dividends from affiliated money market funds (includes securities lending income of $39,661)	59,112

Total investment income	1,829,355

Expenses:
Advisory fees	769,931

Administrative services fees	176,814

Custodian fees	2,193

Distribution fees - Series II	96,154

Transfer agent fees	17,763

Trustees’ and officers’ fees and benefits	8,644

Reports to shareholders	2,529

Professional services fees	16,785

Other	498

Total expenses	1,091,311

Less: Fees waived	(2,507)

Net expenses	1,088,804

Net investment income	740,551

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(17,394,765)

Foreign currencies	(69)

(17,394,834)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(10,203,584)

Foreign currencies	(42)

(10,203,626)

Net realized and unrealized gain (loss)	(27,598,460)

Net increase (decrease) in net assets resulting from operations	$(26,857,909)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30,	December 31,
	2020	2019

Operations:
Net investment income	$740,551	$1,487,761

Net realized gain (loss)	(17,394,834)	45,992,201

Change in net unrealized appreciation (depreciation)	(10,203,626)	5,912,021

Net increase (decrease) in net assets resulting from operations	(26,857,909)	53,391,983

Distributions to shareholders from distributable earnings:
Series I	–	(17,475,575)

Series II	–	(9,551,503)

Total distributions from distributable earnings	–	(27,027,078)

Share transactions–net:
Series I	(7,037,441)	(7,906,038)

Series II	(1,668,622)	8,650,685

Net increase (decrease) in net assets resulting from share transactions	(8,706,063)	744,647

Net increase (decrease) in net assets	(35,563,972)	27,109,552

Net assets:
Beginning of period	247,016,402	219,906,850

End of period	$211,452,430	$247,016,402

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover(c)
Series I
Six months ended 06/30/20	$12.18	$0.04	$(1.40)	$(1.36)	$ -	$ -	$ -	$10.82	(11.17)%	$133,959	0.94%(d)	0.94%(d)	0.78%(d)	50%
Year ended 12/31/19	10.97	0.09	2.57	2.66	(0.06)	(1.39)	(1.45)	12.18	25.28	157,959	0.93	0.94	0.70	114
Year ended 12/31/18	14.41	0.06	(1.39)	(1.33)	(0.07)	(2.04)	(2.11)	10.97	(11.35)	148,078	0.91	0.94	0.46	27
Year ended 12/31/17	12.87	0.05	1.85	1.90	(0.07)	(0.29)	(0.36)	14.41	14.92	192,277	0.94	0.96	0.37	45
Year ended 12/31/16	12.12	0.07	1.54	1.61	(0.01)	(0.85)	(0.86)	12.87	13.43	195,464	0.98	1.00	0.57	29
Year ended 12/31/15	14.06	0.02	(0.58)	(0.56)	(0.05)	(1.33)	(1.38)	12.12	(4.03)	201,685	1.01	1.03	0.17	44
Series II
Six months ended 06/30/20	11.88	0.03	(1.38)	(1.35)	-	-	-	10.53	(11.36)	77,493	1.19(d)	1.19(d)	0.53(d)	50
Year ended 12/31/19	10.72	0.05	2.53	2.58	(0.03)	(1.39)	(1.42)	11.88	25.04	89,057	1.18	1.19	0.45	114
Year ended 12/31/18	14.11	0.03	(1.36)	(1.33)	(0.02)	(2.04)	(2.06)	10.72	(11.60)	71,829	1.16	1.19	0.21	27
Year ended 12/31/17	12.61	0.02	1.81	1.83	(0.04)	(0.29)	(0.33)	14.11	14.65	141,120	1.19	1.21	0.12	45
Year ended 12/31/16	11.91	0.04	1.51	1.55	-	(0.85)	(0.85)	12.61	13.16	130,118	1.23	1.25	0.32	29
Year ended 12/31/15	13.84	(0.01)	(0.57)	(0.58)	(0.02)	(1.33)	(1.35)	11.91	(4.28)	118,276	1.26	1.28	(0.08)	44

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $136,234 and $77,328 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Mid Cap Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco V.I. Mid Cap Core Equity Fund

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco V.I. Mid Cap Core Equity Fund

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 500 million	0.725%

Next $500 million	0.700%

Next $500 million	0.675%

Over $1.5 billion	0.650%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.725%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $2,507.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $17,497 for accounting and fund administrative services and was reimbursed $159,317 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2020, the Fund incurred $108 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily

Invesco V.I. Mid Cap Core Equity Fund

available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of June 30, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2020, the Fund engaged in securities purchases of $509,773.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $106,465,925 and $115,223,777, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$32,851,292

Aggregate unrealized (depreciation) of investments	(9,767,169)

Net unrealized appreciation of investments	$23,084,123

Cost of investments for tax purposes is $187,533,220.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Series I	548,969	$5,190,732	261,011	$3,199,054
Series II	604,842	6,025,452	1,214,662	14,406,495

Invesco V.I. Mid Cap Core Equity Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Series I	-	$-	1,542,416	$17,475,575

Series II	-	-	864,389	9,551,503

Reacquired:
Series I	(1,131,294)	(12,228,173)	(2,338,334)	(28,580,667)

Series II	(745,781)	(7,694,074)	(1,281,486)	(15,307,313)

Net increase (decrease) in share activity	(723,264)	$(8,706,063)	262,658	$744,647

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. Mid Cap Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$888.30	$4.41	$1,020.19	$4.72	0.94%
Series II	1,000.00	886.40	5.58	1,018.95	5.97	1.19

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Mid Cap Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Mid Cap Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s cash position was the primary detractor to the Fund’s relative performance. The Board further noted that the Fund underwent a portfolio management team change in June 2019, and that performance results prior to such date were those of the prior portfolio management team. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The

Invesco V.I. Mid Cap Core Equity Fund

Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Mid Cap Core Equity Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. S&P 500 Index Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

    If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

    You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	MS-VISPI-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	–3.21%
Series II Shares	–3.34
S&P 500 Index▼ (Broad Marke/Style-Specific Index)	–3.08
Lipper VUF S&P 500 Funds Index∎ (Peer Group Index)	–3.34
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Lipper VUF S&P 500 Funds Index is an unmanaged index considered representative of S&P 500 variable insurance underlying funds tracked by Lipper.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (5/18/98)	6.42%
10 Years	13.58
5 Years	10.26
1 Year	7.17

Series II Shares
Inception (6/5/00)	5.24%
10 Years	13.30
5 Years	9.98
1 Year	6.92

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley Variable Investment Series S&P 500 Index Portfolio advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. S&P 500 Index Fund. Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class X shares and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Invesco V.I. S&P 500 Index Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. S&P 500 Index Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. S&P 500 Index Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.10%
Advertising–0.07%
Interpublic Group of Cos., Inc. (The)	1,247	$ 21,398
Omnicom Group, Inc.	676	36,910
		58,308

Aerospace & Defense–1.75%
Boeing Co. (The)(b)	1,678	307,577
General Dynamics Corp.	728	108,807
Howmet Aerospace, Inc.(b)	1,169	18,529
Huntington Ingalls Industries, Inc.	128	22,335
L3Harris Technologies, Inc.	676	114,697
Lockheed Martin Corp.	771	281,353
Northrop Grumman Corp.	486	149,416
Raytheon Technologies Corp.	4,606	283,822
Teledyne Technologies, Inc.(b)	114	35,448
Textron, Inc.	719	23,662
TransDigm Group, Inc.	157	69,402
		1,415,048

Agricultural & Farm Machinery–0.19%
Deere & Co.	979	153,850

Agricultural Products–0.09%
Archer-Daniels-Midland Co.	1,731	69,067

Air Freight & Logistics–0.52%
C.H. Robinson Worldwide, Inc.	425	33,601
Expeditors International of Washington, Inc.	521	39,617
FedEx Corp.	752	105,445
United Parcel Service, Inc., Class B	2,205	245,152
		423,815

Airlines–0.20%
Alaska Air Group, Inc.(b)	395	14,323
American Airlines Group, Inc.	1,177	15,383
Delta Air Lines, Inc.	1,777	49,845
Southwest Airlines Co.(b)	1,679	57,388
United Airlines Holdings, Inc.(b)	774	26,788
		163,727

Alternative Carriers–0.04%
CenturyLink, Inc.	3,091	31,003

Apparel Retail–0.38%
Gap, Inc. (The)(b)	661	8,342
L Brands, Inc.(b)	733	10,973
Ross Stores, Inc.(b)	1,112	94,787
TJX Cos., Inc. (The)	3,752	189,701
		303,803

Apparel, Accessories & Luxury Goods–0.15%
Hanesbrands, Inc.	1,127	12,724
PVH Corp.(b)	222	10,667
Ralph Lauren Corp.(b)	149	10,805
Tapestry, Inc.(b)	887	11,779
Under Armour, Inc., Class A(b)	617	6,010

	Shares	Value
Apparel, Accessories & Luxury Goods–(continued)
Under Armour, Inc., Class C(b)	570	$5,039
VF Corp.	998	60,818
		117,842

Application Software–2.45%
Adobe, Inc.(b)	1,508	656,448
ANSYS, Inc.(b)	269	78,475
Autodesk, Inc.(b)	683	163,367
Cadence Design Systems, Inc.(b)	872	83,677
Citrix Systems, Inc.	362	53,544
Intuit, Inc.	816	241,691
Paycom Software, Inc.(b)	151	46,769
salesforce.com, inc.(b)	2,822	528,645
Synopsys, Inc.(b)	472	92,040
Tyler Technologies, Inc.(b)	124	43,013
		1,987,669

Asset Management & Custody Banks–0.81%
Ameriprise Financial, Inc.	383	57,465
Bank of New York Mellon Corp. (The)	2,511	97,050
BlackRock, Inc.	483	262,796
Franklin Resources, Inc.	867	18,181
Invesco Ltd.(c)	1,218	13,106
Northern Trust Corp.	651	51,650
State Street Corp.	1,102	70,032
T. Rowe Price Group, Inc.	712	87,932
		658,212

Auto Parts & Equipment–0.11%
Aptiv PLC	804	62,648
BorgWarner, Inc.	663	23,404
		86,052

Automobile Manufacturers–0.22%
Ford Motor Co.(b)	12,236	74,395
General Motors Co.	3,944	99,783
		174,178

Automotive Retail–0.32%
Advance Auto Parts, Inc.	217	30,912
AutoZone, Inc.(b)	73	82,353
CarMax, Inc.(b)	510	45,670
O’Reilly Automotive, Inc.(b)	232	97,827
		256,762

Biotechnology–2.45%
AbbVie, Inc.	5,520	541,954
Alexion Pharmaceuticals, Inc.(b)	687	77,109
Amgen, Inc.	1,842	434,454
Biogen, Inc.(b)	510	136,450
Gilead Sciences, Inc.	3,935	302,759
Incyte Corp.(b)	563	58,535
Regeneron Pharmaceuticals, Inc.(b)	315	196,450
Vertex Pharmaceuticals, Inc.(b)	811	235,441
		1,983,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Brewers–0.03%
Molson Coors Beverage Co., Class B(b)	591	$ 20,307

Broadcasting–0.14%
Discovery, Inc., Class A(b)	508	10,719
Discovery, Inc., Class C(b)	957	18,432
Fox Corp., Class A	1,073	28,778
Fox Corp., Class B	521	13,983
ViacomCBS, Inc., Class B	1,681	39,201
		111,113

Building Products–0.40%
A.O. Smith Corp.	440	20,733
Allegion PLC	292	29,848
Carrier Global Corp.	2,559	56,861
Fortune Brands Home & Security, Inc.	438	28,002
Johnson Controls International PLC	2,329	79,512
Masco Corp.	825	41,423
Trane Technologies PLC	744	66,201
		322,580

Cable & Satellite–1.02%
Charter Communications, Inc., Class A(b)	471	240,229
Comcast Corp., Class A	14,268	556,167
DISH Network Corp., Class A(b)	795	27,435
		823,831

Casinos & Gaming–0.12%
Las Vegas Sands Corp.(b)	1,065	48,500
MGM Resorts International	1,565	26,292
Wynn Resorts Ltd.	299	22,273
		97,065

Commodity Chemicals–0.18%
Dow, Inc.	2,306	93,993
LyondellBasell Industries N.V., Class A	809	53,167
		147,160

Communications Equipment–0.96%
Arista Networks, Inc.(b)	170	35,705
Cisco Systems, Inc.	13,300	620,312
F5 Networks, Inc.(b)	190	26,501
Juniper Networks, Inc.	1,055	24,118
Motorola Solutions, Inc.	532	74,549
		781,185

Computer & Electronics Retail–0.08%
Best Buy Co., Inc.	717	62,573

Construction & Engineering–0.06%
Jacobs Engineering Group, Inc.	407	34,514
Quanta Services, Inc.	448	17,575
		52,089

Construction Machinery & Heavy Trucks–0.50%
Caterpillar, Inc.	1,694	214,291
Cummins, Inc.	461	79,873
PACCAR, Inc.	1,075	80,464
Wabtec Corp.	573	32,987
		407,615

Construction Materials–0.11%
Martin Marietta Materials, Inc.	193	39,868

	Shares	Value
Construction Materials–(continued)
Vulcan Materials Co.	416	$ 48,194
		88,062

Consumer Electronics–0.05%
Garmin Ltd.	455	44,362

Consumer Finance–0.46%
American Express Co.	2,067	196,778
Capital One Financial Corp.	1,425	89,191
Discover Financial Services	974	48,788
Synchrony Financial	1,680	37,229
		371,986

Copper–0.07%
Freeport-McMoRan, Inc.(b)	4,560	52,759

Data Processing & Outsourced Services–4.36%
Automatic Data Processing, Inc.	1,345	200,257
Broadridge Financial Solutions, Inc.	355	44,797
Fidelity National Information Services, Inc.	1,934	259,330
Fiserv, Inc.(b)	1,761	171,909
FleetCor Technologies, Inc.(b)	262	65,901
Global Payments, Inc.	934	158,425
Jack Henry & Associates, Inc.	241	44,351
Mastercard, Inc., Class A	2,768	818,498
Paychex, Inc.	990	74,992
PayPal Holdings, Inc.(b)	3,677	640,644
Visa, Inc., Class A	5,285	1,020,903
Western Union Co. (The)	1,322	28,582
		3,528,589

Department Stores–0.01%
Kohl’s Corp.(b)	513	10,655

Distillers & Vintners–0.16%
Brown-Forman Corp., Class B	574	36,541
Constellation Brands, Inc., Class A	525	91,849
		128,390

Distributors–0.08%
Genuine Parts Co.	457	39,741
LKQ Corp.(b)	966	25,309
		65,050

Diversified Banks–2.80%
Bank of America Corp.	24,460	580,925
Citigroup, Inc.	6,521	333,223
JPMorgan Chase & Co.	9,545	897,803
U.S. Bancorp	4,293	158,068
Wells Fargo & Co.	11,687	299,187
		2,269,206

Diversified Chemicals–0.04%
Eastman Chemical Co.	428	29,806

Diversified Support Services–0.15%
Cintas Corp.	263	70,053
Copart, Inc.(b)	644	53,626
		123,679

Drug Retail–0.12%
Walgreens Boots Alliance, Inc.	2,307	97,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Electric Utilities–1.89%
Alliant Energy Corp.	781	$ 37,363
American Electric Power Co., Inc.	1,551	123,522
Duke Energy Corp.	2,301	183,827
Edison International	1,183	64,249
Entergy Corp.	627	58,819
Evergy, Inc.	718	42,570
Eversource Energy	1,053	87,683
Exelon Corp.	3,052	110,757
FirstEnergy Corp.	1,680	65,150
NextEra Energy, Inc.	1,532	367,941
NRG Energy, Inc.	764	24,876
Pinnacle West Capital Corp.	353	25,871
PPL Corp.	2,388	61,706
Southern Co. (The)	3,307	171,468
Xcel Energy, Inc.	1,644	102,750
		1,528,552

Electrical Components & Equipment–0.45%
AMETEK, Inc.	720	64,346
Eaton Corp. PLC	1,252	109,525
Emerson Electric Co.	1,871	116,058
Rockwell Automation, Inc.	363	77,319
		367,248

Electronic Components–0.19%
Amphenol Corp., Class A	921	88,241
Corning, Inc.	2,392	61,953
		150,194

Electronic Equipment & Instruments–0.15%
FLIR Systems, Inc.	416	16,877
Keysight Technologies, Inc.(b)	591	59,561
Zebra Technologies Corp., Class A(b)	169	43,256
		119,694

Electronic Manufacturing Services–0.13%
IPG Photonics Corp.(b)	113	18,124
TE Connectivity Ltd.	1,040	84,812
		102,936

Environmental & Facilities Services–0.25%
Republic Services, Inc.	663	54,399
Rollins, Inc.	443	18,779
Waste Management, Inc.	1,213	128,469
		201,647

Fertilizers & Agricultural Chemicals–0.17%
CF Industries Holdings, Inc.	685	19,276
Corteva, Inc.	2,335	62,555
FMC Corp.	408	40,645
Mosaic Co. (The)	1,046	13,085
		135,561

Financial Exchanges & Data–1.17%
Cboe Global Markets, Inc.	348	32,461
CME Group, Inc., Class A	1,122	182,370
Intercontinental Exchange, Inc.	1,713	156,911
MarketAxess Holdings, Inc.	118	59,108
Moody’s Corp.	504	138,464
MSCI, Inc.	266	88,796
Nasdaq, Inc.	361	43,129

	Shares	Value
Financial Exchanges & Data–(continued)
S&P Global, Inc.	754	$ 248,428
		949,667

Food Distributors–0.11%
Sysco Corp.	1,587	86,745

Food Retail–0.10%
Kroger Co. (The)	2,462	83,339

Footwear–0.47%
NIKE, Inc., Class B	3,876	380,042

Gas Utilities–0.05%
Atmos Energy Corp.	375	37,342

General Merchandise Stores–0.50%
Dollar General Corp.	791	150,693
Dollar Tree, Inc.(b)	745	69,047
Target Corp.	1,565	187,690
		407,430

Gold–0.19%
Newmont Corp.	2,513	155,153

Health Care Distributors–0.25%
AmerisourceBergen Corp.	473	47,664
Cardinal Health, Inc.	922	48,119
Henry Schein, Inc.(b)	447	26,100
McKesson Corp.	501	76,864
		198,747

Health Care Equipment–3.53%
Abbott Laboratories	5,541	506,614
ABIOMED, Inc.(b)	141	34,060
Baxter International, Inc.	1,588	136,727
Becton, Dickinson and Co.	923	220,846
Boston Scientific Corp.(b)	4,475	157,117
Danaher Corp.	1,970	348,355
DexCom, Inc.(b)	289	117,161
Edwards Lifesciences Corp.(b)	1,946	134,488
Hologic, Inc.(b)	808	46,056
IDEXX Laboratories, Inc.(b)	265	87,492
Intuitive Surgical, Inc.(b)	365	207,988
Medtronic PLC	4,200	385,140
ResMed, Inc.	452	86,784
STERIS PLC	266	40,815
Stryker Corp.	1,009	181,812
Teleflex, Inc.	145	52,777
Varian Medical Systems, Inc.(b)	285	34,918
Zimmer Biomet Holdings, Inc.	647	77,226
		2,856,376

Health Care Facilities–0.13%
HCA Healthcare, Inc.(b)	822	79,784
Universal Health Services, Inc., Class B(b)	243	22,572
		102,356

Health Care REITs–0.19%
Healthpeak Properties, Inc.	1,685	46,439
Ventas, Inc.	1,159	42,442
Welltower, Inc.	1,307	67,637
		156,518

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Health Care Services–0.74%
Cigna Corp.	1,155	$ 216,736
CVS Health Corp.	4,094	265,987
DaVita, Inc.(b)	267	21,130
Laboratory Corp. of America Holdings(b)	301	49,999
Quest Diagnostics, Inc.	424	48,319
		602,171

Health Care Supplies–0.23%
Align Technology, Inc.(b)	222	60,926
Cooper Cos., Inc. (The)	155	43,964
DENTSPLY SIRONA, Inc.	701	30,886
West Pharmaceutical Services, Inc.	233	52,931
		188,707

Health Care Technology–0.08%
Cerner Corp.	953	65,328

Home Furnishings–0.04%
Leggett & Platt, Inc.	431	15,149
Mohawk Industries, Inc.(b)	184	18,724
		33,873

Home Improvement Retail–1.44%
Home Depot, Inc. (The)	3,369	843,968
Lowe’s Cos., Inc.	2,364	319,424
		1,163,392

Homebuilding–0.21%
D.R. Horton, Inc.	1,035	57,391
Lennar Corp., Class A	870	53,609
NVR, Inc.(b)	11	35,846
PulteGroup, Inc.	791	26,918
		173,764

Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.	2,213	23,878

Hotels, Resorts & Cruise Lines–0.25%
Carnival Corp.	1,469	24,121
Hilton Worldwide Holdings, Inc.(b)	877	64,416
Marriott International, Inc., Class A(b)	843	72,270
Norwegian Cruise Line Holdings Ltd.(b)	797	13,095
Royal Caribbean Cruises Ltd.(b)	534	26,860
		200,762

Household Appliances–0.03%
Whirlpool Corp.	195	25,258

Household Products–1.75%
Church & Dwight Co., Inc.	773	59,753
Clorox Co. (The)	389	85,335
Colgate-Palmolive Co.	2,683	196,556
Kimberly-Clark Corp.	1,066	150,679
Procter & Gamble Co. (The)	7,759	927,744
		1,420,067

Housewares & Specialties–0.02%
Newell Brands, Inc.	1,210	19,215

Human Resource & Employment Services–0.02%
Robert Half International, Inc.	358	18,913

	Shares	Value
Hypermarkets & Super Centers–1.17%
Costco Wholesale Corp.	1,382	$ 419,036
Walmart, Inc.	4,435	531,224
		950,260

Independent Power Producers & Energy Traders–0.04%
AES Corp. (The)	2,038	29,531

Industrial Conglomerates–1.13%
3M Co.	1,801	280,938
General Electric Co.(d)	27,402	187,156
Honeywell International, Inc.	2,197	317,664
Roper Technologies, Inc.	326	126,573
		912,331

Industrial Gases–0.64%
Air Products and Chemicals, Inc.	691	166,849
Linde PLC (United Kingdom)	1,644	348,709
		515,558

Industrial Machinery–0.79%
Dover Corp.	451	43,549
Flowserve Corp.	429	12,235
Fortive Corp.	931	62,991
IDEX Corp.	239	37,772
Illinois Tool Works, Inc.	900	157,365
Ingersoll Rand, Inc.(b)	1,076	30,257
Otis Worldwide Corp.	1,261	71,700
Parker-Hannifin Corp.	404	74,041
Pentair PLC	522	19,831
Snap-on, Inc.	169	23,408
Stanley Black & Decker, Inc.	478	66,624
Xylem, Inc.	567	36,832
		636,605

Industrial REITs–0.32%
Duke Realty Corp.	1,159	41,017
Prologis, Inc.	2,312	215,779
		256,796

Insurance Brokers–0.55%
Aon PLC, Class A	727	140,020
Arthur J. Gallagher & Co.	587	57,227
Marsh & McLennan Cos., Inc.	1,597	171,470
Willis Towers Watson PLC	404	79,568
		448,285

Integrated Oil & Gas–1.44%
Chevron Corp.	5,848	521,817
Exxon Mobil Corp.	13,246	592,361
Occidental Petroleum Corp.	2,819	51,588
		1,165,766

Integrated Telecommunication Services–1.72%
AT&T, Inc.(d)	22,320	674,734
Verizon Communications, Inc.	12,973	715,201
		1,389,935

Interactive Home Entertainment–0.44%
Activision Blizzard, Inc.	2,412	183,071
Electronic Arts, Inc.(b)	907	119,769
Take-Two Interactive Software, Inc.(b)	356	49,687
		352,527

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Interactive Media & Services–5.44%
Alphabet, Inc., Class A(b)	939	$ 1,331,549
Alphabet, Inc., Class C(b)	915	1,293,453
Facebook, Inc., Class A(b)	7,532	1,710,291
Twitter, Inc.(b)	2,457	73,194
		4,408,487

Internet & Direct Marketing Retail–4.90%
Amazon.com, Inc.(b)	1,312	3,619,572
Booking Holdings, Inc.(b)	128	203,819
eBay, Inc.	2,068	108,467
Expedia Group, Inc.(b)	424	34,853
		3,966,711

Internet Services & Infrastructure–0.15%
Akamai Technologies, Inc.(b)	509	54,509
VeriSign, Inc.(b)	318	65,772
		120,281

Investment Banking & Brokerage–0.68%
Charles Schwab Corp. (The)	3,589	121,093
E*TRADE Financial Corp.	692	34,413
Goldman Sachs Group, Inc. (The)	969	191,494
Morgan Stanley	3,751	181,173
Raymond James Financial, Inc.	388	26,706
		554,879

IT Consulting & Other Services–1.17%
Accenture PLC, Class A	1,994	428,152
Cognizant Technology Solutions Corp., Class A	1,703	96,764
DXC Technology Co.(b)	839	13,843
Gartner, Inc.(b)	281	34,094
International Business Machines Corp.	2,781	335,861
Leidos Holdings, Inc.	419	39,248
		947,962

Leisure Products–0.04%
Hasbro, Inc.	395	29,605

Life & Health Insurance–0.41%
Aflac, Inc.	2,246	80,923
Globe Life, Inc.	313	23,234
Lincoln National Corp.	616	22,663
MetLife, Inc.	2,432	88,817
Principal Financial Group, Inc.	814	33,813
Prudential Financial, Inc.	1,236	75,272
Unum Group	676	11,215
		335,937

Life Sciences Tools & Services–1.16%
Agilent Technologies, Inc.	962	85,012
Bio-Rad Laboratories, Inc., Class A(b)	66	29,798
Illumina, Inc.(b)	460	170,361
IQVIA Holdings, Inc.(b)	560	79,453
Mettler-Toledo International, Inc.(b)	75	60,416
PerkinElmer, Inc.	349	34,234
Thermo Fisher Scientific, Inc.	1,236	447,852
Waters Corp.(b)	193	34,817
		941,943

Managed Health Care–1.68%
Anthem, Inc.	788	207,228

	Shares	Value
Managed Health Care–(continued)
Centene Corp.(b)	1,816	$ 115,407
Humana, Inc.	414	160,529
UnitedHealth Group, Inc.	2,970	876,001
		1,359,165

Metal & Glass Containers–0.09%
Ball Corp.	1,017	70,671

Movies & Entertainment–1.58%
Live Nation Entertainment, Inc.(b)	437	19,372
Netflix, Inc.(b)	1,377	626,590
Walt Disney Co. (The)(b)	5,658	630,924
		1,276,886

Multi-line Insurance–0.18%
American International Group, Inc.	2,706	84,373
Assurant, Inc.	187	19,315
Hartford Financial Services Group, Inc. (The)	1,136	43,793
		147,481

Multi-Sector Holdings–1.34%
Berkshire Hathaway, Inc., Class B(b)	6,086	1,086,412

Multi-Utilities–0.97%
Ameren Corp.	775	54,529
CenterPoint Energy, Inc.	1,705	31,832
CMS Energy Corp.	894	52,227
Consolidated Edison, Inc.	1,046	75,239
Dominion Energy, Inc.	2,628	213,341
DTE Energy Co.	605	65,037
NiSource, Inc.	1,178	26,788
Public Service Enterprise Group, Inc.	1,573	77,329
Sempra Energy	916	107,383
WEC Energy Group, Inc.	980	85,897
		789,602

Office REITs–0.17%
Alexandria Real Estate Equities, Inc.	395	64,089
Boston Properties, Inc.	452	40,852
SL Green Realty Corp.	239	11,780
Vornado Realty Trust	492	18,799
		135,520

Oil & Gas Equipment & Services–0.21%
Baker Hughes Co., Class A	2,031	31,257
Halliburton Co.	2,724	35,358
National Oilwell Varco, Inc.(b)	1,233	15,104
Schlumberger Ltd.	4,342	79,849
TechnipFMC PLC (United Kingdom)	1,277	8,735
		170,303

Oil & Gas Exploration & Production–0.56%
Apache Corp.	1,132	15,282
Cabot Oil & Gas Corp.	1,286	22,094
Concho Resources, Inc.	624	32,136
ConocoPhillips	3,359	141,145
Devon Energy Corp.	1,168	13,245
Diamondback Energy, Inc.	500	20,910
EOG Resources, Inc.	1,809	91,644
Hess Corp.	805	41,707
Marathon Oil Corp.	2,514	15,386

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Oil & Gas Exploration & Production–(continued)
Noble Energy, Inc.	1,468	$ 13,153
Pioneer Natural Resources Co.	514	50,218
		456,920

Oil & Gas Refining & Marketing–0.32%
HollyFrontier Corp.	461	13,461
Marathon Petroleum Corp.	2,020	75,508
Phillips 66	1,367	98,287
Valero Energy Corp.	1,277	75,113
		262,369

Oil & Gas Storage & Transportation–0.25%
Kinder Morgan, Inc.	6,045	91,703
ONEOK, Inc.	1,284	42,655
Williams Cos., Inc. (The)	3,770	71,705
		206,063

Packaged Foods & Meats–1.03%
Campbell Soup Co.	532	26,403
Conagra Brands, Inc.	1,535	53,986
General Mills, Inc.	1,898	117,012
Hershey Co. (The)	467	60,533
Hormel Foods Corp.	876	42,285
JM Smucker Co. (The)	359	37,986
Kellogg Co.	784	51,791
Kraft Heinz Co. (The)	1,964	62,632
Lamb Weston Holdings, Inc.	460	29,408
McCormick & Co., Inc.	389	69,790
Mondelez International, Inc., Class A	4,479	229,011
Tyson Foods, Inc., Class A	930	55,530
		836,367

Paper Packaging–0.24%
Amcor PLC(b)	4,910	50,131
Avery Dennison Corp.	262	29,892
International Paper Co.	1,236	43,519
Packaging Corp. of America	297	29,641
Sealed Air Corp.	479	15,735
Westrock Co.	813	22,975
		191,893

Personal Products–0.17%
Coty, Inc., Class A(b)	976	4,363
Estee Lauder Cos., Inc. (The), Class A(b)	703	132,642
		137,005

Pharmaceuticals–4.25%
Bristol-Myers Squibb Co.	7,087	416,716
Eli Lilly and Co.	2,638	433,107
Johnson & Johnson	8,253	1,160,619
Merck & Co., Inc.	7,906	611,371
Mylan N.V.(b)	1,570	25,246
Perrigo Co. PLC	428	23,655
Pfizer, Inc.	17,401	569,013
Zoetis, Inc.	1,487	203,778
		3,443,505

Property & Casualty Insurance–0.73%
Allstate Corp. (The)	983	95,341
Chubb Ltd.	1,409	178,408
Cincinnati Financial Corp.	471	30,158

	Shares	Value
Property & Casualty Insurance–(continued)
Loews Corp.	757	$ 25,958
Progressive Corp. (The)	1,832	146,761
Travelers Cos., Inc. (The)	791	90,214
W.R. Berkley Corp.	442	25,322
		592,162

Publishing–0.02%
News Corp., Class A	1,198	14,208
News Corp., Class B	341	4,075
		18,283

Railroads–0.88%
CSX Corp.	2,397	167,167
Kansas City Southern	297	44,339
Norfolk Southern Corp.	802	140,807
Union Pacific Corp.	2,124	359,105
		711,418

Real Estate Services–0.06%
CBRE Group, Inc., Class A(b)	1,055	47,707

Regional Banks–0.81%
Citizens Financial Group, Inc.	1,352	34,124
Comerica, Inc.	447	17,031
Fifth Third Bancorp	2,203	42,474
First Republic Bank	530	56,175
Huntington Bancshares, Inc.	3,176	28,695
KeyCorp	3,030	36,905
M&T Bank Corp.	409	42,524
People’s United Financial, Inc.	1,301	15,052
PNC Financial Services Group, Inc. (The)	1,328	139,719
Regions Financial Corp.	2,964	32,960
SVB Financial Group(b)	161	34,700
Truist Financial Corp.	4,220	158,461
Zions Bancorporation N.A.	529	17,986
		656,806

Reinsurance–0.03%
Everest Re Group Ltd.	125	25,775

Research & Consulting Services–0.32%
Equifax, Inc.	380	65,314
IHS Markit Ltd.	1,247	94,149
Nielsen Holdings PLC	1,149	17,074
Verisk Analytics, Inc.	509	86,632
		263,169

Residential REITs–0.33%
Apartment Investment & Management Co., Class A	462	17,390
AvalonBay Communities, Inc.	439	67,887
Equity Residential	1,085	63,820
Essex Property Trust, Inc.	204	46,750
Mid-America Apartment Communities, Inc.	354	40,593
UDR, Inc.	923	34,502
		270,942

Restaurants–1.16%
Chipotle Mexican Grill, Inc.(b)	80	84,189
Darden Restaurants, Inc.(b)	404	30,611
Domino’s Pizza, Inc.	122	45,072
McDonald’s Corp.	2,328	429,446

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Restaurants–(continued)
Starbucks Corp.	3,659	$ 269,266
Yum! Brands, Inc.	940	81,695
		940,279

Retail REITs–0.23%
Federal Realty Investment Trust	217	18,491
Kimco Realty Corp.(b)	1,358	17,437
Realty Income Corp.	1,080	64,260
Regency Centers Corp.	527	24,184
Simon Property Group, Inc.	954	65,234
		189,606

Semiconductor Equipment–0.51%
Applied Materials, Inc.	2,874	173,733
KLA Corp.	485	94,323
Lam Research Corp.	454	146,851
		414,907

Semiconductors–4.24%
Advanced Micro Devices, Inc.(b)	3,668	192,973
Analog Devices, Inc.	1,153	141,404
Broadcom, Inc.	1,251	394,828
Intel Corp.	13,264	793,585
Maxim Integrated Products, Inc.	834	50,549
Microchip Technology, Inc.	768	80,878
Micron Technology, Inc.(b)	3,483	179,444
NVIDIA Corp.	1,926	731,707
Qorvo, Inc.(b)	365	40,343
QUALCOMM, Inc.	3,523	321,333
Skyworks Solutions, Inc.	522	66,743
Texas Instruments, Inc.	2,875	365,039
Xilinx, Inc.	761	74,875
		3,433,701

Soft Drinks–1.48%
Coca-Cola Co. (The)	12,108	540,986
Monster Beverage Corp.(b)	1,170	81,104
PepsiCo, Inc.	4,346	574,802
		1,196,892

Specialized Consumer Services–0.01%
H&R Block, Inc.	563	8,040

Specialized REITs–1.48%
American Tower Corp.	1,388	358,854
Crown Castle International Corp.	1,305	218,392
Digital Realty Trust, Inc.	840	119,372
Equinix, Inc.	277	194,537
Extra Space Storage, Inc.	407	37,595
Iron Mountain, Inc.	905	23,620
Public Storage	470	90,188
SBA Communications Corp., Class A	349	103,974
Weyerhaeuser Co.	2,322	52,152
		1,198,684

Specialty Chemicals–0.74%
Albemarle Corp.	329	25,402
Celanese Corp.	370	31,946
DuPont de Nemours, Inc.	2,304	122,411
Ecolab, Inc.	774	153,987
International Flavors & Fragrances, Inc.	336	41,147

	Shares	Value
Specialty Chemicals–(continued)
PPG Industries, Inc.	735	$ 77,954
Sherwin-Williams Co. (The)	254	146,774
		599,621

Specialty Stores–0.15%
Tiffany & Co.	339	41,338
Tractor Supply Co.	362	47,708
Ulta Beauty, Inc.(b)	179	36,412
		125,458

Steel–0.05%
Nucor Corp.	942	39,008

Systems Software–6.82%
Fortinet, Inc.(b)	420	57,653
Microsoft Corp.	23,757	4,834,787
NortonLifeLock, Inc.	1,697	33,652
Oracle Corp.	6,519	360,305
ServiceNow, Inc.(b)	597	241,821
		5,528,218

Technology Distributors–0.06%
CDW Corp.	452	52,513

Technology Hardware, Storage & Peripherals–6.04%
Apple, Inc.	12,762	4,655,578
Hewlett Packard Enterprise Co.	4,044	39,348
HP, Inc.	4,479	78,069
NetApp, Inc.	692	30,704
Seagate Technology PLC	707	34,226
Western Digital Corp.(b)	937	41,368
Xerox Holdings Corp.	609	9,312
		4,888,605

Tobacco–0.70%
Altria Group, Inc.	5,821	228,474
Philip Morris International, Inc.	4,877	341,683
		570,157

Trading Companies & Distributors–0.19%
Fastenal Co.	1,784	76,426
United Rentals, Inc.(b)	225	33,534
W.W. Grainger, Inc.	136	42,726
		152,686

Trucking–0.10%
J.B. Hunt Transport Services, Inc.	268	32,251
Old Dominion Freight Line, Inc.	295	50,029
		82,280

Water Utilities–0.09%
American Water Works Co., Inc.	569	73,208

Wireless Telecommunication Services–0.23%
T-Mobile US, Inc.(b)	1,784	185,804
T-Mobile US, Inc., Rts. expiring 07/28/2020(b)	1,199	201
		186,005
Total Common Stocks & Other Equity Interests (Cost $22,760,887)		80,272,910

Money Market Funds–1.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)(e)	294,123	294,123

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)(e)	227,984	$ 228,143
Invesco Treasury Portfolio, Institutional Class, 0.08%(c)(e)	336,140	336,140
Total Money Market Funds (Cost $858,398)		858,406
TOTAL INVESTMENTS IN SECURITIES–100.16% (Cost $23,619,285)		81,131,316
OTHER ASSETS LESS LIABILITIES–(0.16)%		(130,721)
NET ASSETS–100.00%		$81,000,595

Investment Abbreviations:

REIT – Real Estate Investment Trust

Rts. – Rights

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2020	Dividend Income
Invesco Ltd.	$21,918	$1,109	$(1,166)	$(7,321)	$(1,434)	$13,106	$567
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	281,283	2,453,591	(2,440,751)	-	-	294,123	1,015
Invesco Liquid Assets Portfolio, Institutional Class	221,995	1,782,060	(1,776,190)	30	248	228,143	1,081
Invesco Treasury Portfolio, Institutional Class	321,467	2,804,103	(2,789,430)	-	-	336,140	1,092
Total	$846,663	$7,040,863	$(7,007,537)	$(7,291)	$(1,186)	$871,512	$3,755

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Information Technology	27.23%
Health Care	14.50
Consumer Discretionary	10.73
Communication Services	10.69
Financials	10.00
Industrials	7.91
Consumer Staples	6.91
Utilities	3.03
Real Estate	2.81
Energy	2.79
Materials	2.50
Money Market Funds Plus Other Assets Less Liabilities	0.90

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	5	September-2020	$772,550	$22,740	$22,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:

Investments in securities, at value (Cost $ 22,733,862)	$80,259,804
Investments in affiliates, at value (Cost $ 885,423)	871,512
Other investments:
Variation margin receivable — futures contracts	11,272
Cash	550
Receivable for:
Investments sold	122
Fund shares sold	16,058
Dividends	63,245
Investment for trustee deferred compensation and retirement plans	37,607
Total assets	81,260,170

Liabilities:
Payable for:
Fund shares reacquired	145,384
Accrued fees to affiliates	41,101
Accrued trustees’ and officers’ fees and benefits	1,675
Accrued other operating expenses	27,588
Trustee deferred compensation and retirement plans	43,827
Total liabilities	259,575
Net assets applicable to shares outstanding	$81,000,595

Net assets consist of:

Shares of beneficial interest	$13,180,426
Distributable earnings	67,820,169
$81,000,595

Net Assets:

Series I	$33,601,164
Series II	$47,399,431

Shares outstanding, no par value, with an unlimited number of shares authorized:

Series I	1,855,356
Series II	2,638,145
Series I:
Net asset value per share	$18.11
Series II:
Net asset value per share	$17.97

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:

Dividends	$771,125

Dividends from affiliates	3,755

Total investment income	774,880

Expenses:
Advisory fees	47,903

Administrative services fees	66,463

Custodian fees	4,123

Distribution fees - Series II	58,433

Transfer agent fees	2,083

Trustees’ and officers’ fees and benefits	8,003

Licensing fees	8,572

Reports to shareholders	4,853

Professional services fees	15,728

Other	(14,870)

Total expenses	201,291

Less: Fees waived	(495)

Net expenses	200,796

Net investment income	574,084

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	5,125,332

Futures contracts	(42,993)

5,082,339

Change in net unrealized appreciation (depreciation) of:
Investment securities	(8,664,508)

Futures contracts	960

(8,663,548)

Net realized and unrealized gain (loss)	(3,581,209)

Net increase (decrease) in net assets resulting from operations	$(3,007,125)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30,	December 31,
	2020	2019

Operations:
Net investment income	$574,084	$1,270,313

Net realized gain	5,082,339	5,915,111

Change in net unrealized appreciation (depreciation)	(8,663,548)	15,853,714

Net increase (decrease) in net assets resulting from operations	(3,007,125)	23,039,138

Distributions to shareholders from distributable earnings:
Series I	–	(4,162,074)

Series II	–	(5,597,313)

Total distributions from distributable earnings	–	(9,759,387)

Share transactions–net:
Series I	(1,994,405)	(2,676,121)

Series II	(3,560,743)	98,753

Net increase (decrease) in net assets resulting from share transactions	(5,555,148)	(2,577,368)

Net increase (decrease) in net assets	(8,562,273)	10,702,383

Net assets:
Beginning of period	89,562,868	78,860,485

End of period	$81,000,595	$89,562,868

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/20	$18.71	$0.14	$(0.74)	$(0.60)	$–	$–	$–	$18.11	(3.21)%	$33,601	0.36	%(d)	0.36	%(d)	1.58	%(d)	1%
Year ended 12/31/19	16.12	0.29	4.51	4.80	(0.28)	(1.93)	(2.21)	18.71	30.98	36,806	0.41		0.41		1.61		3
Year ended 12/31/18	18.53	0.26	(0.91)	(0.65)	(0.30)	(1.46)	(1.76)	16.12	(4.86)	33,758	0.51		0.51		1.41		3
Year ended 12/31/17	16.78	0.26	3.18	3.44	(0.31)	(1.38)	(1.69)	18.53	21.26	38,450	0.48		0.48		1.46		3
Year ended 12/31/16	16.58	0.30	1.55	1.85	(0.31)	(1.34)	(1.65)	16.78	11.45	34,812	0.41		0.41		1.81		4
Year ended 12/31/15	18.52	0.30	(0.24)	0.06	(0.33)	(1.67)	(2.00)	16.58	1.03	35,586	0.41		0.41		1.66		7
Series II
Six months ended 06/30/20	18.59	0.11	(0.73)	(0.62)	–	–	–	17.97	(3.34)	47,399	0.61	(d)	0.61	(d)	1.33	(d)	1
Year ended 12/31/19	16.03	0.25	4.47	4.72	(0.23)	(1.93)	(2.16)	18.59	30.62	52,757	0.66		0.66		1.36		3
Year ended 12/31/18	18.43	0.22	(0.91)	(0.69)	(0.25)	(1.46)	(1.71)	16.03	(5.07)	45,102	0.76		0.76		1.16		3
Year ended 12/31/17	16.69	0.22	3.17	3.39	(0.27)	(1.38)	(1.65)	18.43	21.00	55,090	0.73		0.73		1.21		3
Year ended 12/31/16	16.49	0.26	1.54	1.80	(0.26)	(1.34)	(1.60)	16.69	11.20	52,212	0.66		0.66		1.56		4
Year ended 12/31/15	18.43	0.25	(0.24)	0.01	(0.28)	(1.67)	(1.95)	16.49	0.72	58,268	0.66		0.66		1.41		7

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $33,273 and $47,004 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. S&P 500 Index Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s 500® Composite Stock Price Index.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. S&P 500 Index Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

Invesco V.I. S&P 500 Index Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.120%

Over $ 2 billion	0.100%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.12%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $495.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $6,601 for accounting and fund administrative services and was reimbursed $59,862 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$80,272,910	$–	$–	$80,272,910
Money Market Funds	858,406	–	–	858,406
Total Investments in Securities	81,131,316	–	–	81,131,316

Invesco V.I. S&P 500 Index Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	$22,740	$–	$–	$22,740
Total Investments	$81,154,056	$–	$–	$81,154,056

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

Value
Equity
Derivative Assets	Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$22,740

Derivatives not subject to master netting agreements	(22,740)

Total Derivative Assets subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Equity
Risk
Realized Gain (Loss):
Futures contracts	$(42,993)
Change in Net Unrealized Appreciation:
Futures contracts	960
Total	$(42,033)

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts
Average notional value	$926,733

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Invesco V.I. S&P 500 Index Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $1,028,000 and $8,053,092, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$57,083,523

Aggregate unrealized (depreciation) of investments	(1,464,730)

Net unrealized appreciation of investments	$55,618,793

Cost of investments for tax purposes is $25,535,263.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Series I	45,901	$782,455	101,728	$1,853,921

Series II	70,470	1,155,128	79,690	1,455,975

Issued as reinvestment of dividends:
Series I	–	–	242,328	4,160,777

Series II	–	–	327,904	5,597,313

Reacquired:
Series I	(157,240)	(2,776,860)	(470,895)	(8,690,819)

Series II	(270,310)	(4,715,871)	(383,854)	(6,954,535)

Net increase (decrease) in share activity	(311,179)	$(5,555,148)	(103,099)	$(2,577,368)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 89% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. S&P 500 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$967.90	$1.76	$1,023.07	$1.81	0.36%
Series II	1,000.00	966.60	2.98	1,021.83	3.07	0.61

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. S&P 500 Index Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. S&P 500 Index Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the S&P 500® Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board noted that the Fund is passively managed and discussed reasons for differences in the Fund’s performance versus its peers and the Index. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

Invesco V.I. S&P 500 Index Fund

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

    The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. S&P 500 Index Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. Small Cap Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VISCE-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-8.06%
Series II Shares	-8.25
S&P 500 Index▼ (Broad Market Index)	-3.08
Russell 2000 Index▼ (Style-Specific Index)	-12.98
Lipper VUF Small-Cap Core Funds Index∎ (Peer Group Index)	-16.77
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Invesco V.I. Small Cap Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

Average Annual Total Returns As of 6/30/20

Series I Shares
Inception (8/29/03)	7.51%
10 Years	9.42
5 Years	2.46
1 Year	-2.47

Series II Shares
Inception (8/29/03)	7.25%
10 Years	9.15
5 Years	2.19
1 Year	-2.70

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Small Cap Equity Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Small Cap Equity Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.66%
Aerospace & Defense–1.73%
Cubic Corp.	39,766	$1,909,961
Curtiss-Wright Corp.	16,097	1,437,140
		3,347,101

Alternative Carriers–1.61%
Iridium Communications, Inc.(b)	122,354	3,112,686

Apparel Retail–1.59%
American Eagle Outfitters, Inc.	109,340	1,191,806
Boot Barn Holdings, Inc.(b)	53,500	1,153,460
Children’s Place, Inc. (The)(c)	19,059	713,188
		3,058,454

Application Software–7.48%
Avalara, Inc.(b)	28,436	3,784,547
LivePerson, Inc.(b)	23,981	993,533
Manhattan Associates, Inc.(b)	28,820	2,714,844
Nuance Communications, Inc.(b)	95,268	2,410,757
Paylocity Holding Corp.(b)	16,628	2,425,859
Q2 Holdings, Inc.(b)	24,516	2,103,227
		14,432,767

Asset Management & Custody Banks–0.35%
Blucora, Inc.(b)	58,955	673,266

Auto Parts & Equipment–0.91%
Visteon Corp.(b)	25,526	1,748,531

Biotechnology–1.14%
Neurocrine Biosciences, Inc.(b)	18,096	2,207,712

Building Products–2.91%
Masonite International Corp.(b)	25,112	1,953,211
Owens Corning	39,124	2,181,554
Trex Co., Inc.(b)	11,336	1,474,474
		5,609,239

Casinos & Gaming–1.23%
Penn National Gaming, Inc.(b)	77,568	2,368,927

Communications Equipment–2.58%
Ciena Corp.(b)	45,130	2,444,241
Lumentum Holdings, Inc.(b)	31,113	2,533,531
		4,977,772

Construction & Engineering–2.13%
Dycom Industries, Inc.(b)	54,695	2,236,479
NV5 Global, Inc.(b)	36,750	1,868,002
		4,104,481

Construction Materials–1.98%
Eagle Materials, Inc.	25,779	1,810,201
Summit Materials, Inc., Class A(b)	124,899	2,008,376
		3,818,577

Consumer Finance–1.07%
OneMain Holdings, Inc.	83,886	2,058,562

	Shares	Value
Diversified Support Services–0.99%
Mobile Mini, Inc.	64,702	$1,908,709

Education Services–0.92%
Strategic Education, Inc.	11,597	1,781,879

Electric Utilities–0.72%
IDACORP, Inc.	15,839	1,383,853

Electrical Components & Equipment–1.14%
EnerSys	34,011	2,189,628

Electronic Equipment & Instruments–1.99%
Badger Meter, Inc.	33,229	2,090,769
Coherent, Inc.(b)	13,370	1,751,202
		3,841,971

Environmental & Facilities Services–1.43%
BrightView Holdings, Inc.(b)	78,998	884,777
Casella Waste Systems, Inc., Class A(b)	35,914	1,871,838
		2,756,615

Fertilizers & Agricultural Chemicals–0.85%
Scotts Miracle-Gro Co. (The)	12,212	1,642,148

Financial Exchanges & Data–1.41%
TMX Group Ltd. (Canada)	27,593	2,728,203

Food Retail–1.10%
Sprouts Farmers Market, Inc.(b)	82,945	2,122,563

Footwear–2.96%
Crocs, Inc.(b)	93,397	3,438,877
Wolverine World Wide, Inc.	95,622	2,276,760
		5,715,637

Health Care Equipment–3.35%
CONMED Corp.	24,521	1,765,267
Hill-Rom Holdings, Inc.	22,117	2,428,004
STERIS PLC	14,734	2,260,785
		6,454,056

Health Care Facilities–1.87%
Acadia Healthcare Co., Inc.(b)	60,047	1,508,380
Encompass Health Corp.	33,888	2,098,684
		3,607,064

Health Care REITs–0.97%
Healthcare Trust of America, Inc., Class A	70,315	1,864,754

Health Care Supplies–0.89%
ICU Medical, Inc.(b)	9,281	1,710,581

Homebuilding–1.40%
Taylor Morrison Home Corp., Class A(b)	140,468	2,709,628

Hotel & Resort REITs–1.09%
Ryman Hospitality Properties, Inc.	61,031	2,111,673

Hotels, Resorts & Cruise Lines–0.96%
Wyndham Destinations, Inc.	66,059	1,861,543

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Industrial Machinery–3.10%
Altra Industrial Motion Corp.	79,009	$2,517,227
Gates Industrial Corp. PLC(b)	171,718	1,765,261
SPX Corp.(b)	41,165	1,693,940
		5,976,428

Industrial REITs–2.13%
EastGroup Properties, Inc.	16,849	1,998,460
STAG Industrial, Inc.	71,849	2,106,613
		4,105,073

Investment Banking & Brokerage–2.25%
LPL Financial Holdings, Inc.	31,100	2,438,240
Piper Sandler Cos.	32,040	1,895,486
		4,333,726

Life & Health Insurance–1.06%
Primerica, Inc.	17,616	2,054,026

Life Sciences Tools & Services–2.36%
Medpace Holdings, Inc.(b)	19,954	1,856,121
NeoGenomics, Inc.(b)	87,339	2,705,762
		4,561,883

Multi-line Insurance–0.90%
Assurant, Inc.	16,892	1,744,775

Oil & Gas Exploration & Production–1.64%
Diamondback Energy, Inc.	36,424	1,523,252
Parsley Energy, Inc., Class A	152,771	1,631,594
		3,154,846

Packaged Foods & Meats–0.79%
Calavo Growers, Inc.	24,299	1,528,650

Paper Packaging–0.84%
Graphic Packaging Holding Co.	115,682	1,618,391

Pharmaceuticals–1.64%
Horizon Therapeutics PLC(b)	56,820	3,158,056

Property & Casualty Insurance–1.47%
Hanover Insurance Group, Inc. (The)	14,308	1,449,830
Selective Insurance Group, Inc.	26,158	1,379,573
		2,829,403

Real Estate Services–1.34%
FirstService Corp. (Canada)	25,657	2,584,410

Regional Banks–6.58%
Columbia Banking System, Inc.	63,182	1,790,894
Community Bank System, Inc.	31,940	1,821,219
Glacier Bancorp, Inc.	49,305	1,739,973
Pacific Premier Bancorp, Inc.	65,540	1,420,907
Pinnacle Financial Partners, Inc.	35,023	1,470,616
South State Corp.	25,285	1,205,083
Webster Financial Corp.	50,652	1,449,154
Western Alliance Bancorporation	47,494	1,798,598
		12,696,444

Research & Consulting Services–1.04%
Huron Consulting Group, Inc.(b)	45,125	1,996,781

Restaurants–1.67%
Papa John’s International, Inc.	19,614	1,557,548

	Shares	Value

Restaurants–(continued)
Wendy’s Co. (The)	76,180	$1,659,200
		3,216,748

Semiconductor Equipment–2.45%
Brooks Automation, Inc.	47,987	2,122,945
Entegris, Inc.	44,066	2,602,097
		4,725,042

Semiconductors–5.02%
Lattice Semiconductor Corp.(b)	109,856	3,118,812
MACOM Technology Solutions Holdings, Inc.(b)	57,892	1,988,590
Power Integrations, Inc.	18,662	2,204,542
Semtech Corp.(b)	45,580	2,380,188
		9,692,132

Specialized Consumer Services–0.94%
ServiceMaster Global Holdings, Inc.(b)	50,551	1,804,165

Specialized REITs–1.12%
Gaming and Leisure Properties, Inc.	62,708	2,169,697

Specialty Chemicals–1.03%
Ashland Global Holdings, Inc.	28,794	1,989,665

Systems Software–0.97%
Rapid7, Inc.(b)	36,584	1,866,516

Thrifts & Mortgage Finance–1.50%
Essent Group Ltd.	44,457	1,612,455
Radian Group, Inc.	82,963	1,286,756
		2,899,211

Tires & Rubber–0.90%
Cooper Tire & Rubber Co.	62,838	1,734,957

Trading Companies & Distributors–2.18%
Applied Industrial Technologies, Inc.	33,247	2,074,281
Univar Solutions, Inc.(b)	126,798	2,137,814
		4,212,095

Trucking–2.40%
Knight-Swift Transportation Holdings, Inc.	57,928	2,416,177
Old Dominion Freight Line, Inc.	13,077	2,217,728
		4,633,905

Water Utilities–0.59%
California Water Service Group	23,971	1,143,417
Total Common Stocks & Other Equity Interests (Cost $169,688,822)		190,339,022

Money Market Funds–1.17%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(d)(e)	854,586	854,586
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(d)(e)	429,294	429,594
Invesco Treasury Portfolio, Institutional Class, 0.08%(d)(e)	976,669	976,669
Total Money Market Funds (Cost $2,260,849)		2,260,849
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $171,949,671)		192,599,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.25%
Invesco Private Government Fund, 0.05%(d)(e)(f)	367,667	$367,667
Invesco Private Prime Fund, 0.11%(d)(e)(f)	122,531	122,555
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $490,211)		490,222
TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $172,439,882)		193,090,093
OTHER ASSETS LESS LIABILITIES-(0.08)%		(160,646)
NET ASSETS-100.00%		$192,929,447

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2020.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	December 31, 2019	at Cost	from Sales	(Depreciation)	Gain	June 30, 2020	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,445,484	$10,123,731	$(10,714,629)	$ -	$ -	$ 854,586	$2,805
Invesco Liquid Assets Portfolio, Institutional Class	1,043,617	7,231,236	(7,846,745)	(108)	1,594	429,594	3,073
Invesco Treasury Portfolio, Institutional Class	1,651,983	11,569,978	(12,245,292)	-	-	976,669	2,858
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	795,743	39,346,745	(40,142,488)	-	-	-	37
Invesco Liquid Assets Portfolio, Institutional Class	265,247	12,650,634	(12,915,881)	-	-	-	19
Invesco Private Government Fund	-	15,300,736	(14,933,069)	-	-	367,667	51
Invesco Private Prime Fund	-	755,465	(632,910)	-	-	122,555	10
Total	$5,202,074	$96,978,525	$(99,431,014)	$(108)	$1,594	$2,751,071	$8,853

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Information Technology	20.50%
Industrials	19.04
Financials	16.60
Consumer Discretionary	13.48
Health Care	11.25
Real Estate	6.65
Materials	4.70
Other Sectors, Each Less than 2% of Net Assets	6.44
Money Market Funds Plus Other Assets Less Liabilities	1.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $169,688,822)*	$190,339,022

Investments in affiliated money market funds, at value (Cost $2,751,060)	2,751,071

Foreign currencies, at value (Cost $11,518)	11,559

Receivable for:
Investments sold	333,138

Fund shares sold	308,804

Dividends	76,742

Investment for trustee deferred compensation and retirement plans	75,992

Total assets	193,896,328

Liabilities:
Payable for:
Fund shares reacquired	270,203

Collateral upon return of securities loaned	490,211

Accrued fees to affiliates	92,299

Accrued trustees’ and officers’ fees and benefits	2,806

Accrued other operating expenses	27,151

Trustee deferred compensation and retirement plans	84,211

Total liabilities	966,881

Net assets applicable to shares outstanding	$192,929,447

Net assets consist of:
Shares of beneficial interest	$159,111,959

Distributable earnings	33,817,488

$192,929,447

Net Assets:
Series I	$104,296,646

Series II	$88,632,801

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	6,399,750

Series II	5,819,068

Series I:
Net asset value per share	$16.30

Series II:
Net asset value per share	$15.23

* At June 30, 2020, securities with an aggregate value of $478,715 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $5,280)	$913,158

Dividends from affiliated money market funds (includes securities lending income of $117)	8,853

Total investment income	922,011

Expenses:
Advisory fees	682,338

Administrative services fees	152,520

Custodian fees	641

Distribution fees - Series II	103,156

Transfer agent fees	14,067

Trustees’ and officers’ fees and benefits	8,511

Reports to shareholders	1,047

Professional services fees	13,272

Other	90

Total expenses	975,642

Less: Fees waived	(1,940)

Net expenses	973,702

Net investment income (loss)	(51,691)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $72,814)	(5,117,769)

Foreign currencies	273

(5,117,496)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(11,666,330)

Foreign currencies	(136)

(11,666,466)

Net realized and unrealized gain (loss)	(16,783,962)

Net increase (decrease) in net assets resulting from operations	$(16,835,653)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income (loss)	$(51,691)	$529,966

Net realized gain (loss)	(5,117,496)	29,137,765

Change in net unrealized appreciation (depreciation)	(11,666,466)	25,301,514

Net increase (decrease) in net assets resulting from operations	(16,835,653)	54,969,245

Distributions to shareholders from distributable earnings:
Series I	–	(13,821,130)

Series II	–	(18,517,603)

Total distributions from distributable earnings	–	(32,338,733)

Share transactions–net:
Series I	(5,124,155)	(1,229,864)

Series II	(1,361,271)	(30,878,941)

Net increase (decrease) in net assets resulting from share transactions	(6,485,426)	(32,108,805)

Net increase (decrease) in net assets	(23,321,079)	(9,478,293)

Net assets:
Beginning of period	216,250,526	225,728,819

End of period	$192,929,447	$216,250,526

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
			Net gains						to average		to average net		Ratio of net
			(losses)						net assets		assets without		investment
	Net asset	Net	on securities		Distributions				with fee waivers		fee waivers		income
	value,	investment	(both	Total from	from net	Net asset		Net assets,	and/or		and/or		(loss)
	beginning	income	realized and	investment	realized	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	gains	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/20	$17.73	$ 0.00	$(1.43)	$(1.43)	$–	$16.30	(8.06)%	$104,297	0.95	%(d)	0.95	%(d)	0.06	%(d)	25%
Year ended 12/31/19	15.93	0.06	4.03	4.09	(2.29)	17.73	26.60	118,208	0.96		0.96		0.34		44
Year ended 12/31/18	20.02	0.02	(2.74)	(2.72)	(1.37)	15.93	(15.08)	106,064	0.96		0.96		0.10		22
Year ended 12/31/17	18.38	(0.01)	2.53	2.52	(0.88)	20.02	14.06	149,405	0.97		0.97		(0.02)		20
Year ended 12/31/16	17.64	0.01	2.06	2.07	(1.33)	18.38	12.06	161,727	1.01		1.01		0.04		37
Year ended 12/31/15	23.64	0.00	(1.27)	(1.27)	(4.73)	17.64	(5.52)	166,407	1.04		1.04		0.02		31
Series II
Six months ended 06/30/20	16.60	(0.01)	(1.36)	(1.37)	–	15.23	(8.25)	88,633	1.20	(d)	1.20	(d)	(0.19	)(d)	25
Year ended 12/31/19	15.07	0.02	3.80	3.82	(2.29)	16.60	26.32	98,043	1.21		1.21		0.09		44
Year ended 12/31/18	19.05	(0.03)	(2.58)	(2.61)	(1.37)	15.07	(15.27)	119,664	1.21		1.21		(0.15)		22
Year ended 12/31/17	17.58	(0.05)	2.40	2.35	(0.88)	19.05	13.73	157,349	1.22		1.22		(0.27)		20
Year ended 12/31/16	16.96	(0.03)	1.98	1.95	(1.33)	17.58	11.84	148,883	1.26		1.26		(0.21)		37
Year ended 12/31/15	22.97	(0.05)	(1.23)	(1.28)	(4.73)	16.96	(5.74)	128,614	1.29		1.29		(0.23)		31

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $101,227 and $82,957 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco V.I. Small Cap Equity Fund

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

Invesco V.I. Small Cap Equity Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.745%
Next $250 million	0.730%
Next $500 million	0.715%
Next $1.5 billion	0.700%
Next $2.5 billion	0.685%
Next $2.5 billion	0.670%
Next $2.5 billion	0.655%
Over $10 billion	0.640%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.74%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $1,940.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $15,297 for accounting and fund administrative services and was reimbursed $137,223 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.

Invesco V.I. Small Cap Equity Fund

Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$190,339,022	$–	$–	$190,339,022

Money Market Funds	2,260,849	490,222	–	2,751,071

Total Investments	$192,599,871	$490,222	$–	$193,090,093

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2020, the Fund engaged in securities sales of $529,957, which resulted in net realized gains of $72,814.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $46,210,571 and $51,466,870, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$40,845,431

Aggregate unrealized (depreciation) of investments	(20,308,402)

Net unrealized appreciation of investments	$20,537,029

Cost of investments for tax purposes is $172,553,064.

Invesco V.I. Small Cap Equity Fund

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Series I	710,962	$9,691,958	501,715	$8,900,799

Series II	762,789	10,300,074	1,589,687	27,357,249

Issued as reinvestment of dividends:
Series I	-	-	828,605	13,821,130

Series II	-	-	1,185,506	18,517,603

Reacquired:
Series I	(976,679)	(14,816,113)	(1,321,243)	(23,951,793)

Series II	(851,647)	(11,661,345)	(4,807,788)	(76,753,793)

Net increase (decrease) in share activity	(354,575)	$(6,485,426)	(2,023,518)	$(32,108,805)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. Small Cap Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/20)	(06/30/20)[1]	Period[2]	(06/30/20)	Period[2]	Ratio
Series I	$1,000.00	$919.40	$4.53	$1,020.14	$4.77	0.95%
Series II	1,000.00	917.50	5.72	1,018.90	6.02	1.20

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Small Cap Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period, the third quintile for the three year period and the fifth quintile for five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board noted that the Fund’s high quality bias and security selection in certain sectors and capitalization sizes detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C. Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The

Invesco V.I. Small Cap Equity Fund

Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/ waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2019.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Small Cap Equity Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. Technology Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

    If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

    You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxy guidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxy search. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	I-VITEC-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	16.05%
Series II Shares	15.92
NASDAQ Composite Index▼ (Broad Market/Style-Specific Index)	12.67
Lipper VUF Science & Technology Funds Classification Average∎ (Peer Group)	13.50
Source(s): ▼Bloomberg L.P.; ∎Lipper Inc.

The NASDAQ Composite Index is a broad-based, market index of the common stocks and similar securities listed on the Nasdaq stock market.
The Lipper VUF Science & Technology Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Science & Technology
Funds classification.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (5/20/97)	7.51%
10 Years	15.88
5 Years	16.74
1 Year	27.59

Series II Shares
Inception (4/30/04)	9.85%
10 Years	15.60
5 Years	16.46
1 Year	27.27

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Technology Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Technology Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Technology Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.55%
Application Software–8.93%

Adobe, Inc.(b)	4,866	$ 2,118,219

RingCentral, Inc., Class A(b)	8,543	2,434,840

salesforce.com, inc.(b)	12,817	2,401,009

Splunk, Inc.(b)	20,323	4,038,180
Synopsys, Inc.(b)	15,492	3,020,940
		14,013,188

Biotechnology–0.57%

Moderna, Inc.(b)	13,958	896,243

Consumer Electronics–1.74%
Sony Corp. (Japan)	39,800	2,725,557

Data Processing & Outsourced Services–9.47%

Fiserv, Inc.(b)	26,006	2,538,706

PayPal Holdings, Inc.(b)	29,194	5,086,470

Visa, Inc., Class A	29,016	5,605,021
WEX, Inc.(b)	9,883	1,630,794
		14,860,991

Health Care Equipment–5.35%

Abbott Laboratories	12,602	1,152,201

DexCom, Inc.(b)	6,782	2,749,422

Intuitive Surgical, Inc.(b)	2,907	1,656,496
Teleflex, Inc.	7,806	2,841,228
		8,399,347

Health Care Technology–0.17%

Teladoc Health, Inc.(b)	1,376	262,596

Interactive Home Entertainment–7.22%

Activision Blizzard, Inc.	35,246	2,675,171

Electronic Arts, Inc.(b)	15,532	2,051,001

Nintendo Co. Ltd. (Japan)	2,600	1,156,909

Sea Ltd., ADR (Taiwan)(b)	29,862	3,202,401
Take-Two Interactive Software, Inc.(b)	16,109	2,248,333
		11,333,815

Interactive Media & Services–9.87%

Alphabet, Inc., Class A(b)	5,011	7,105,848

Facebook, Inc., Class A(b)	33,940	7,706,756
ZoomInfo Technologies, Inc., Class A(b)	13,194	673,290
		15,485,894

Internet & Direct Marketing Retail–17.82%

Alibaba Group Holding Ltd., ADR

(China)(b)	50,239	10,836,552

Amazon.com, Inc.(b)	5,173	14,271,376

Booking Holdings, Inc.(b)	1,791	2,851,881
		27,959,809

	Shares	Value
Life Sciences Tools & Services–4.95%

10X Genomics, Inc., Class A(b)	18,487	$ 1,651,074

Illumina, Inc.(b)	5,552	2,056,183

IQVIA Holdings, Inc.(b)	16,832	2,388,124
Thermo Fisher Scientific, Inc.	4,616	1,672,562
		7,767,943

Managed Health Care–0.64%

UnitedHealth Group, Inc.	3,421	1,009,024

Movies & Entertainment–1.50%
Netflix, Inc.(b)	5,176	2,355,287

Semiconductor Equipment–5.07%
Applied Materials, Inc.	103,391	6,249,986
ASML Holding N.V., New York Shares
(Netherlands)	4,641	1,708,027
		7,958,013

Semiconductors–9.34%

NVIDIA Corp.	13,532	5,140,942

QUALCOMM, Inc.	27,094	2,471,244

Semtech Corp.(b)	73,488	3,837,543
Silicon Motion Technology Corp., ADR (Taiwan)	65,870	3,212,480
		14,662,209

Systems Software–10.13%

Microsoft Corp.	52,710	10,727,012

Palo Alto Networks, Inc.(b)	6,986	1,604,475
ServiceNow, Inc.(b)	8,784	3,558,047
		15,889,534

Technology Hardware, Storage & Peripherals–4.95%

Apple, Inc.	21,285	7,764,768

Trucking–0.83%

Uber Technologies, Inc.(b)	41,666	1,294,979

Total Common Stocks & Other Equity Interests (Cost $72,743,288)		154,639,197

Money Market Funds–1.19%

Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)(d)	635,089	635,089

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)(d)	497,822	498,171

Invesco Treasury Portfolio, Institutional Class, 0.08%(c)(d)	725,816	725,816

Total Money Market Funds (Cost $1,859,013)		1,859,076
TOTAL INVESTMENTS IN SECURITIES–99.74% (Cost $74,602,301)		156,498,273
OTHER ASSETS LESS LIABILITIES–0.26%		413,103
NET ASSETS–100.00%		$156,911,376

Investment Abbreviations:

ADR – American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$344,022	$7,750,843	$ (7,459,776)	$-	$-	$635,089	$1,762
Invesco Liquid Assets Portfolio, Institutional Class	254,021	5,619,006	(5,374,965)	73	36	498,171	2,084
Invesco Treasury Portfolio, Institutional Class	393,168	8,858,106	(8,525,458)	-	-	725,816	1,821
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	550,517	2,408,004	(2,958,521)	-	-	-	1,323
Invesco Liquid Assets Portfolio, Institutional Class	183,505	652,303	(836,008)	-	200	-	544
Total	$1,725,233	$25,288,262	$(25,154,728)	$73	$236	$1,859,076	$7,534

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Information Technology	47.89%
Consumer Discretionary	19.56
Communication Services	18.59
Health Care	11.68
Other Sectors, Each Less than 2% of Net Assets	0.81
Money Market Funds Plus Other Assets Less Liabilities	1.47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:

Investments in securities, at value (Cost $72,743,288)	$154,639,197
Investments in affiliated money market funds, at value (Cost $1,859,013)	1,859,076
Foreign currencies, at value (Cost $32,209)	32,112
Receivable for:
Investments sold	9,629,257
Fund shares sold	15,405
Dividends	1,198
Investment for trustee deferred compensation and retirement plans	64,355
Total assets	166,240,600

Liabilities:
Payable for:
Investments purchased	8,889,435
Fund shares reacquired	263,359
Amount due custodian	1,140
Accrued fees to affiliates	60,233
Accrued trustees’ and officers’ fees and benefits	1,767
Accrued other operating expenses	42,235
Trustee deferred compensation and retirement plans	71,055
Total liabilities	9,329,224
Net assets applicable to shares outstanding	$156,911,376

Net assets consist of:

Shares of beneficial interest	$52,443,923
Distributable earnings	104,467,453
$156,911,376

Net Assets:

Series I	$145,922,641
Series II	$10,988,735

Shares outstanding, no par value, with an unlimited number of shares authorized:

Series I	4,617,993
Series II	369,909
Series I:
Net asset value per share	$31.60
Series II:
Net asset value per share	$29.71

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $4,558)	$352,387

Dividends from affiliated money market funds (includes securities lending income of $7,043)	12,710

Total investment income	365,097

Expenses:
Advisory fees	507,138

Administrative services fees	110,051

Custodian fees	7,877

Distribution fees - Series II	12,393

Transfer agent fees	14,316

Trustees’ and officers’ fees and benefits	8,254

Reports to shareholders	6,839

Professional services fees	16,847

Other	1,964

Total expenses	685,679

Less: Fees waived	(1,019)

Net expenses	684,660

Net investment income (loss)	(319,563)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	9,209,105

Foreign currencies	(2,679)

9,206,426

Change in net unrealized appreciation of: Investment securities	12,413,665

Foreign currencies	28

12,413,693

Net realized and unrealized gain	21,620,119

Net increase in net assets resulting from operations	$21,300,556

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30,	December 31,
	2020	2019

Operations:
Net investment income (loss)	$(319,563)	$(506,840)

Net realized gain	9,206,426	15,223,819

Change in net unrealized appreciation	12,413,693	25,304,082

Net increase in net assets resulting from operations	21,300,556	40,021,061

Distributions to shareholders from distributable earnings:
Series I	-	(10,151,000)

Series II	-	(904,027)

Total distributions from distributable earnings	-	(11,055,027)

Share transactions–net:
Series I	(1,154,122)	(9,079,975)

Series II	(727,147)	(1,576,636)

Net increase (decrease) in net assets resulting from share transactions	(1,881,269)	(10,656,611)

Net increase in net assets	19,419,287	18,309,423

Net assets:
Beginning of period	137,492,089	119,182,666

End of period	$156,911,376	$137,492,089

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/20	$27.23	$(0.06)	$4.43	$4.37	$—	$31.60	16.05%	$145,923	1.00	%(d)	1.00	%(d)	(0.46	)%(d)	30%
Year ended 12/31/19	21.92	(0.09)	7.71	7.62	(2.31)	27.23	35.88	127,308	0.99		0.99		(0.36)		46
Year ended 12/31/18	22.97	(0.12)	0.22	0.10	(1.15)	21.92	(0.45)	109,596	1.03		1.03		(0.47)		48
Year ended 12/31/17	17.89	(0.09)	6.34	6.25	(1.17)	22.97	35.13	113,352	1.06		1.06		(0.41)		43
Year ended 12/31/16	18.83	(0.06)	(0.06)	(0.12)	(0.82)	17.89	(0.76)	87,632	1.10		1.10		(0.33)		52
Year ended 12/31/15	19.75	(0.11)	1.29	1.18	(2.10)	18.83	6.82	107,257	1.15		1.15		(0.53)		61
Series II
Six months ended 06/30/20	25.63	(0.09)	4.17	4.08	—	29.71	15.92	10,989	1.25	(d)	1.25	(d)	(0.71	)(d)	30
Year ended 12/31/19	20.79	(0.15)	7.30	7.15	(2.31)	25.63	35.56	10,184	1.24		1.24		(0.61)		46
Year ended 12/31/18	21.89	(0.17)	0.22	0.05	(1.15)	20.79	(0.71)	9,587	1.28		1.28		(0.72)		48
Year ended 12/31/17	17.14	(0.14)	6.06	5.92	(1.17)	21.89	34.74	9,439	1.31		1.31		(0.66)		43
Year ended 12/31/16	18.12	(0.10)	(0.06)	(0.16)	(0.82)	17.14	(1.01)	6,799	1.35		1.35		(0.58)		52
Year ended 12/31/15	19.13	(0.15)	1.24	1.09	(2.10)	18.12	6.56	8,043	1.40		1.40		(0.78)		61

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $126,003 and $9,977 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Technology Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. A. Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total

Invesco V.I. Technology Fund

returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

Invesco V.I. Technology Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.750%

Next $250 million	0.740%

Next $500 million	0.730%

Next $1.5 billion	0.720%

Next $2.5 billion	0.710%

Next $2.5 billion	0.700%

Next $2.5 billion	0.690%

Over $10 billion	0.680%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $1,019.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $10,130 for accounting and fund administrative services and was reimbursed $99,921 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2020, the Fund incurred $268 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

Invesco V.I. Technology Fund

market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$150,756,731	$3,882,466	$–	$154,639,197
Money Market Funds	1,859,076	–	–	1,859,076
Total Investments	$152,615,807	$3,882,466	$–	$156,498,273

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $39,796,071 and $44,056,511, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$81,128,781

Aggregate unrealized (depreciation) of investments	(79,361)

Net unrealized appreciation of investments	$81,049,420

Cost of investments for tax purposes is $75,448,853.

NOTE 8–Share Information

	Summary of Share Activity
	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Series I	625,100	$17,078,092	672,084	$16,955,731
Series II	53,233	1,299,181	39,526	966,364

Invesco V.I. Technology Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Series I	-	$-	412,475	$10,151,000

Series II	-	-	39,000	904,027

Reacquired:
Series I	(682,681)	(18,232,214)	(1,409,534)	(36,186,706)

Series II	(80,664)	(2,026,328)	(142,286)	(3,447,027)

Net increase (decrease) in share activity	(85,012)	$(1,881,269)	(388,735)	$(10,656,611)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Series I	$1,000.00	$1.160.50	$5.37	$1,019.89	$5.02	0.67%
Series II	1,000.00	1.159.20	6.71	1,018.65	6.27	1.25

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Technology Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the NASDAQ Composite Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period, above the performance of the Index for the three year period and below the performance of the Index for the five year period. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds and specifically that certain peer funds focus on certain technology sub-industries. The Board noted that overweight and underweight exposures to and security selection in certain technology sub-sectors and industries negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology

Invesco V.I. Technology Fund

used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Technology Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco V.I. Value Opportunities Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VIVOPP-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-22.68%
Series II Shares	-22.76
S&P 500 Index▼ (Broad Market Index)	-3.08
S&P 1500 Value Index▼ (Style-Specific Index)	-16.11
Lipper VUF Multi-Cap Value Funds Index∎ (Peer Group Index)	-16.97
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The S&P 1500 Value Index tracks the performance of US large-, mid- and small-cap value stocks.
The Lipper VUF Multi-Cap Value Funds Index is an unmanaged index considered representative of multicap value variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Invesco V.I. Value Opportunities Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

Average Annual Total Returns As of 6/30/20

Series I Shares
Inception (9/10/01)	3.26%
10 Years	7.13
5 Years	0.10
1 Year	-16.97

Series II Shares
Inception (9/10/01)	2.99%
10 Years	6.85
5 Years	-0.16
1 Year	-17.28
Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

 The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Value Opportunities Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Value Opportunities Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.37%
Agricultural & Farm Machinery–1.62%
AGCO Corp.	20,127	$1,116,243

Auto Parts & Equipment–6.55%
Aptiv PLC	9,887	770,395
BorgWarner, Inc.	58,565	2,067,345
Dana, Inc.	138,227	1,684,987
		4,522,727

Building Products–3.62%
Owens Corning	44,799	2,497,992

Construction & Engineering–4.30%
AECOM(b)	79,045	2,970,511

Consumer Finance–0.05%
SLM Corp.	4,800	33,744

Distributors–3.71%
LKQ Corp.(b)	97,800	2,562,360

Diversified Banks–8.33%
Bank of America Corp.	61,174	1,452,883
Citigroup, Inc.	49,772	2,543,349
Wells Fargo & Co.	68,400	1,751,040
		5,747,272

Diversified Chemicals–4.57%
Chemours Co. (The)	65,137	999,853
Eastman Chemical Co.	2,500	174,100
Huntsman Corp.	110,200	1,980,294
		3,154,247

Electrical Components & Equipment–2.09%
nVent Electric PLC	76,900	1,440,337

Electronic Manufacturing Services–3.72%
Flex Ltd.(b)	217,065	2,224,916
Jabil, Inc.	10,600	340,048
		2,564,964

Health Care Services–2.09%
Cigna Corp.	7,700	1,444,905

Hotels, Resorts & Cruise Lines–0.14%
Norwegian Cruise Line Holdings Ltd.(b)	5,700	93,651

Household Products–4.44%
Energizer Holdings, Inc.	4,100	194,709
Spectrum Brands Holdings, Inc.	62,609	2,873,753
		3,068,462

Human Resource & Employment Services–1.15%
ManpowerGroup, Inc.	11,600	797,500

Independent Power Producers & Energy Traders–0.50%
Vistra Corp.	18,600	346,332

Industrial Conglomerates–1.99%
Carlisle Cos., Inc.	11,500	1,376,205

	Shares	Value
Industrial Machinery–3.53%
Crane Co.	21,300	$1,266,498
Timken Co. (The)	25,700	1,169,093
		2,435,591

Internet & Direct Marketing Retail–4.00%
Booking Holdings, Inc.(b)	1,735	2,762,710

Investment Banking & Brokerage–3.81%
Goldman Sachs Group, Inc. (The)	13,300	2,628,346

Life & Health Insurance–3.04%
Athene Holding Ltd., Class A(b)	66,000	2,058,540
MetLife, Inc.	1,017	37,141
		2,095,681

Managed Health Care–3.28%
Anthem, Inc.	8,600	2,261,628

Oil & Gas Exploration & Production–3.79%
Diamondback Energy, Inc.	18,500	773,670
Noble Energy, Inc.	85,300	764,288
Parsley Energy, Inc., Class A	101,300	1,081,884
		2,619,842

Oil & Gas Refining & Marketing–3.64%
Marathon Petroleum Corp.	51,000	1,906,380
Phillips 66	8,400	603,960
		2,510,340

Other Diversified Financial Services–2.49%
Equitable Holdings, Inc.	89,200	1,720,668

Paper Packaging–2.47%
Sealed Air Corp.	51,900	1,704,915

Regional Banks–5.39%
First Horizon National Corp.	100,600	1,001,976
TCF Financial Corp.	67,600	1,988,792
Western Alliance Bancorporation	19,200	727,104
		3,717,872

Specialty Chemicals–2.58%
Axalta Coating Systems Ltd.(b)	49,400	1,113,970
Celanese Corp.	7,700	664,818
		1,778,788

Systems Software–3.89%
Oracle Corp.	48,595	2,685,846

Thrifts & Mortgage Finance–3.25%
MGIC Investment Corp.	220,142	1,802,963
Radian Group, Inc.	28,461	441,430
		2,244,393

Trading Companies & Distributors–2.34%
AerCap Holdings N.V. (Ireland)(b)	7,500	231,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Value Opportunities Fund

	Shares	Value
Trading Companies & Distributors–(continued)
Univar Solutions, Inc.(b)	82,000	$1,382,520
		1,613,520
Total Common Stocks & Other Equity Interests (Cost $68,583,424)		66,517,592

Money Market Funds–4.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)(d)	958,603	958,603
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)(d)	751,947	752,473

	Shares	Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.08%(c)(d)	1,095,547	$1,095,547
Total Money Market Funds (Cost $2,806,080)		2,806,623
TOTAL INVESTMENTS IN SECURITIES–100.43% (Cost $71,389,504)		69,324,215
OTHER ASSETS LESS LIABILITIES–(0.43)%		(299,732)
NET ASSETS–100.00%		$69,024,483

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 563,912	$4,448,021	$(4,053,330)	$ -	$ -	$958,603	$2,702
Invesco Liquid Assets Portfolio, Institutional Class	412,357	3,236,512	(2,896,612)	454	(238)	752,473	3,048
Invesco Treasury Portfolio, Institutional Class	644,471	5,083,452	(4,632,376)	-	-	1,095,547	2,858
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	-	1,356,600	(1,356,600)	-	-	-	250
Invesco Liquid Assets Portfolio, Institutional Class	-	452,402	(452,196)	-	(206)	-	105
Total	$1,620,740	$14,576,987	$(13,391,114)	$454	$(444)	$2,806,623	$8,963

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Financials	26.35%
Industrials	20.64
Consumer Discretionary	14.40
Materials	9.62
Information Technology	7.61
Energy	7.43
Health Care	5.37
Consumer Staples	4.44
Utilities	0.50
Money Market Funds Plus Other Assets Less Liabilities	3.64

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Value Opportunities Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $68,583,424)	$66,517,592

Investments in affiliated money market funds, at value (Cost $2,806,080)	2,806,623

Foreign currencies, at value (Cost $3,103)	3,397

Receivable for:
Fund shares sold	1,026

Dividends	47,013

Investment for trustee deferred compensation and retirement plans	106,831

Total assets	69,482,482

Liabilities:
Payable for:
Fund shares reacquired	267,404

Accrued fees to affiliates	38,267

Accrued trustees’ and officers’ fees and benefits	1,774

Accrued other operating expenses	35,414

Trustee deferred compensation and retirement plans	115,140

Total liabilities	457,999

Net assets applicable to shares outstanding	$69,024,483

Net assets consist of:
Shares of beneficial interest	$75,641,733

Distributable earnings (loss)	(6,617,250)

$69,024,483

Net Assets:
Series I	$51,034,325

Series II	$17,990,158

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	11,797,514

Series II	4,173,033

Series I:
Net asset value per share	$4.33

Series II:
Net asset value per share	$4.31

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $4,182)	$692,399

Dividends from affiliates (includes securities lending income of $9,005)	17,613

Total investment income	710,012

Expenses:
Advisory fees	248,448

Administrative services fees	60,248

Custodian fees	605

Distribution fees - Series II	23,294

Transfer agent fees	12,497

Trustees’ and officers’ fees and benefits	8,058

Reports to shareholders	1,889

Professional services fees	16,444

Other	(67)

Total expenses	371,416

Less: Fees waived	(1,408)

Net expenses	370,008

Net investment income	340,004

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(7,898,013)

Foreign currencies	(371)

(7,898,384)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(12,322,997)

Foreign currencies	435

(12,322,562)

Net realized and unrealized gain (loss)	(20,220,946)

Net increase (decrease) in net assets resulting from operations	$(19,880,942)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Value Opportunities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income	$340,004	$233,340

Net realized gain (loss)	(7,898,384)	4,534,845

Change in net unrealized appreciation (depreciation)	(12,322,562)	18,922,226

Net increase (decrease) in net assets resulting from operations	(19,880,942)	23,690,411

Distributions to shareholders from distributable earnings:
Series I	–	(13,915,883)

Series II	–	(4,877,021)

Total distributions from distributable earnings	–	(18,792,904)

Share transactions–net:
Series I	(1,851,481)	4,066,968

Series II	(597,172)	1,082,646

Net increase (decrease) in net assets resulting from share transactions	(2,448,653)	5,149,614

Net increase (decrease) in net assets	(22,329,595)	10,047,121

Net assets:
Beginning of period	91,354,078	81,306,957

End of period	$69,024,483	$91,354,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Value Opportunities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
			(losses)								net assets		assets without		investment
	Net asset	Net	on securities		Dividends	Distributions					with fee waivers		fee waivers		income
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		(loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/20	$5.60	$0.02	$(1.29)	$(1.27)	$–	$–	$–	$4.33	(22.68)%	$51,034	0.97	%(d)	0.97	%(d)	1.02	%(d)	36%
Year ended 12/31/19	5.50	0.02	1.51 (e)	1.53	(0.02)	(1.41)	(1.43)	5.60	30.61 (e)	67,691	0.97		0.97		0.32		34
Year ended 12/31/18	7.58	0.01	(1.30)	(1.29)	(0.02)	(0.77)	(0.79)	5.50	(19.18)	59,998	1.01		1.01		0.22		45
Year ended 12/31/17	6.48	0.02	1.11 (f)	1.13	(0.03)	–	(0.03)	7.58	17.44 (f)	87,232	0.98		0.98		0.30		28
Year ended 12/31/16	7.82	0.03	1.10	1.13	(0.03)	(2.44)	(2.47)	6.48	18.34	85,722	1.01		1.02		0.43		36
Year ended 12/31/15	9.84	0.05	(1.09)	(1.04)	(0.26)	(0.72)	(0.98)	7.82	(10.40)	83,889	1.04		1.04		0.51		82
Series II
Six months ended 06/30/20	5.58	0.02	(1.29)	(1.27)	–	–	–	4.31	(22.76)	17,990	1.22	(d)	1.22	(d)	0.77	(d)	36
Year ended 12/31/19	5.49	0.00	1.50 (e)	1.50	–	(1.41)	(1.41)	5.58	30.12 (e)	23,663	1.22		1.22		0.07		34
Year ended 12/31/18	7.56	(0.00)	(1.30)	(1.30)	–	(0.77)	(0.77)	5.49	(19.35)	21,309	1.26		1.26		(0.03)		45
Year ended 12/31/17	6.45	0.00	1.11 (f)	1.11	0.00	–	0.00	7.56	17.23 (f)	35,328	1.23		1.23		0.05		28
Year ended 12/31/16	7.79	0.01	1.10	1.11	(0.01)	(2.44)	(2.45)	6.45	17.92	54,438	1.26		1.27		0.18		36
Year ended 12/31/15	9.79	0.02	(1.08)	(1.06)	(0.22)	(0.72)	(0.94)	7.79	(10.65)	54,887	1.29		1.29		0.26		82

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $53,187 and $18,702 for Series I and Series II shares, respectively.
(e)

Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share would have been $1.44 and $1.43 for Series I and Series II shares, respectively. Total returns would have been lower.

(f)

Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share would have been $1.09 and $1.09 for Series I and Series II shares, respectively. Total returns would have been lower.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Value Opportunities Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Value Opportunities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco V.I. Value Opportunities Fund

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

Invesco V.I. Value Opportunities Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
First $250 million	0.670%
First $500 million	0.645%
Next $1.5 billion	0.620%
Next $2.5 billion	0.595%
Next $2.5 billion	0.570%
Next $2.5 billion	0.545%
Over $10 billion	0.520%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.69%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $1,408.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $6,527 for accounting and fund administrative services and was reimbursed $53,721 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2020, the Fund incurred $462 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.

Invesco V.I. Value Opportunities Fund

Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $25,615,269 and $28,227,871, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$6,749,862

Aggregate unrealized (depreciation) of investments	(9,260,544)

Net unrealized appreciation (depreciation) of investments	$(2,510,682)

Cost of investments for tax purposes is $71,834,897.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Series I	598,383	$2,267,116	585,705	$3,555,762

Series II	328,722	1,230,305	183,035	1,127,174

Issued as reinvestment of dividends:
Series I	-	-	2,766,577	13,915,883

Series II	-	-	971,518	4,877,021

Invesco V.I. Value Opportunities Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Reacquired:
Series I	(896,424)	$(4,118,597)	(2,173,905)	$(13,404,677)

Series II	(393,476)	(1,827,477)	(801,319)	(4,921,549)

Net increase (decrease) in share activity	(362,795)	$(2,448,653)	1,531,611	$5,149,614

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco V.I. Value Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/20)	(06/30/20)[1]	Period[2]	(06/30/20)	Period[2]	Ratio
Series I	$1,000.00	$773.20	$4.28	$1,020.04	$4.87	0.97%
Series II	1,000.00	772.40	5.38	1,018.80	6.12	1.22

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Value Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Value Opportunities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the S&P 1500® Value Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board noted that the Fund’s overweight and underweight exposures to certain sectors detracted from Fund performance and also discussed how the market environment for the Fund’s value investing style impacted performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of

Invesco V.I. Value Opportunities Fund

additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees were in the fifth quintile of its expense group and discussed with management reasons for such relative actual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The

Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market receives funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Value Opportunities Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco Oppenheimer V.I. Capital Appreciation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

    If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

    You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VICAPA-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	9.15%
Series II Shares	9.01
S&P 500 Index▼	-3.08
Russell 1000 Growth Index▼	9.81
Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (4/3/85)	10.44%
10 Years	14.18
5 Years	11.56
1 Year	21.60

Series II Shares
Inception (9/18/01)	7.41%
10 Years	13.90
5 Years	11.28
1 Year	21.30

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Capital Appreciation Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Capital Appreciation Fund. Returns shown above, prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco Oppenheimer V.I. Capital Appreciation Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Oppenheimer V.I. Capital Appreciation Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco Oppenheimer V.I. Capital Appreciation Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-101.34%
Aerospace & Defense-0.88%

L3Harris Technologies, Inc.	6,269	$1,063,661

Lockheed Martin Corp.	3,079	1,123,589

Teledyne Technologies, Inc.(b)	13,686	4,255,662
		6,442,912

Application Software-7.17%

Adobe, Inc.(b)	14,262	6,208,391

Citrix Systems, Inc.	16,922	2,502,933

RealPage, Inc.(b)	135,917	8,835,964

salesforce.com, inc.(b)	79,886	14,965,045

Splunk, Inc.(b)	54,436	10,816,433

Trade Desk, Inc. (The), Class A(b)	22,766	9,254,379
		52,583,145

Asset Management & Custody Banks-3.92%

Apollo Global Management, Inc.	226,180	11,290,905

Ares Management Corp., Class A	239,764	9,518,631

KKR & Co., Inc., Class A	258,370	7,978,466
		28,788,002

Automotive Retail-0.22%

CarMax, Inc.(b)	18,036	1,615,124

Biotechnology-2.53%

Alnylam Pharmaceuticals, Inc.(b)	29,633	4,388,944

Argenx SE, ADR (Netherlands)(b)	13,423	3,023,262

BeiGene Ltd., ADR (China)(b)	22,410	4,222,044

Moderna, Inc.(b)	107,831	6,923,828
		18,558,078

Cable & Satellite-0.76%

Altice USA, Inc., Class A(b)	195,105	4,397,667

DISH Network Corp., Class A(b)	34,665	1,196,289
		5,593,956

Communications Equipment-0.40%

Motorola Solutions, Inc.	21,152	2,964,030

Consumer Electronics-1.38%

Sony Corp. (Japan)	148,100	10,142,084

Data Processing & Outsourced Services-8.16%

Fidelity National Information Services, Inc.	45,651	6,121,343

Mastercard, Inc., Class A	78,278	23,146,805

PayPal Holdings, Inc.(b)	85,254	14,853,804

Visa, Inc., Class A	59,917	11,574,167

WEX, Inc.(b)	24,952	4,117,329
		59,813,448

Diversified Support Services–0.57%

Cintas Corp.	15,772	4,201,030

Environmental & Facilities Services-0.97%

Clean Harbors, Inc.(b)	69,120	4,145,818

GFL Environmental, Inc. (Canada)(b)	156,443	2,936,435
		7,082,253

	Shares	Value
Financial Exchanges & Data-0.02%

CME Group, Inc., Class A	902	$146,611

Food Distributors-0.90%

Sysco Corp.	120,619	6,593,035

Health Care Equipment-4.61%

Baxter International, Inc.	867	74,649

Boston Scientific Corp.(b)	105,376	3,699,751

Danaher Corp.	16,945	2,996,384

DexCom, Inc.(b)	21,335	8,649,209

Intuitive Surgical, Inc.(b)	10,290	5,863,551

Teleflex, Inc.	20,703	7,535,478

Zimmer Biomet Holdings, Inc.	42,135	5,029,234
		33,848,256

Health Care Services-0.85%

Laboratory Corp. of America Holdings(b)	10,817	1,796,812

LHC Group, Inc.(b)	25,527	4,449,866
		6,246,678

Health Care Technology-0.11%

Teladoc Health, Inc.(b)	4,127	787,597

Home Improvement Retail-3.61%

Lowe’s Cos., Inc.	195,799	26,456,361

Hotels, Resorts & Cruise Lines-0.60%

Marriott Vacations Worldwide Corp.(b)	21,435	1,762,171

Wyndham Destinations, Inc.	92,601	2,609,496
		4,371,667

Industrial Conglomerates-0.46%

Roper Technologies, Inc.	8,708	3,380,968

Industrial Gases-0.18%

Linde PLC (United Kingdom)	6,094	1,292,598

Interactive Home Entertainment-7.17%

Activision Blizzard, Inc.	246,901	18,739,786

Electronic Arts, Inc.(b)	83,646	11,045,454

Nintendo Co. Ltd. (Japan)	31,600	14,060,894

Take-Two Interactive Software, Inc.(b)	62,580	8,734,291
		52,580,425

Interactive Media & Services-10.83%

Alphabet, Inc., Class C(b)	27,195	38,443,124

Facebook, Inc., Class A(b)	165,866	37,663,193

ZoomInfo Technologies, Inc., Class A(b)	65,220	3,328,176
		79,434,493

Internet & Direct Marketing Retail-15.22%

Alibaba Group Holding Ltd., ADR (China)(b)	110,666	23,870,656

Amazon.com, Inc.(b)	29,565	81,564,513

Booking Holdings, Inc.(b)	3,882	6,181,464
		111,616,633

Leisure Facilities–0.17%

Cedar Fair L.P.(b)	46,130	1,268,575

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Capital Appreciation Fund

	Shares	Value
Life & Health Insurance-1.10%

Athene Holding Ltd., Class A(b)	259,172	$8,083,575

Life Sciences Tools & Services-1.33%

Avantor, Inc.(b)	277,081	4,710,377

Illumina, Inc.(b)	13,620	5,044,167
		9,754,544

Managed Health Care-1.54%

Humana, Inc.	13,857	5,373,052

UnitedHealth Group, Inc.	20,109	5,931,149
		11,304,201

Movies & Entertainment-1.02%

IMAX Corp.(b)	109,701	1,229,748

Netflix, Inc.(b)	12,163	5,534,652

Vivendi S.A. (France)	28,725	736,255
		7,500,655

Oil & Gas Exploration & Production-0.82%

Apache Corp.	289,914	3,913,839

Viper Energy Partners L.P.	201,443	2,086,949
		6,000,788

Oil & Gas Refining & Marketing-0.92%

Marathon Petroleum Corp.	114,765	4,289,916

PBF Energy, Inc., Class A(b)	242,975	2,488,064
		6,777,980

Packaged Foods & Meats-1.83%

Conagra Brands, Inc.	87,387	3,073,401

Nomad Foods Ltd. (United Kingdom)(b)	130,698	2,803,472

Tyson Foods, Inc., Class A	126,052	7,526,565
		13,403,438

Pharmaceuticals-0.17%

MyoKardia, Inc.(b)	8,961	865,812

Zoetis, Inc.	2,514	344,518
		1,210,330

Railroads-0.85%

Kansas City Southern	28,314	4,226,997

Union Pacific Corp.	11,718	1,981,162
		6,208,159

Regional Banks-0.39%

SVB Financial Group(b)	13,179	2,840,470

Research & Consulting Services-0.50%

CoStar Group, Inc.(b)	5,188	3,686,956

	Shares	Value
Restaurants-1.47%

Restaurant Brands International, Inc. (Canada)	197,583	$10,793,959

Semiconductor Equipment-1.96%

Applied Materials, Inc.	166,352	10,055,979
ASML Holding N.V., New York Shares (Netherlands)	11,675	4,296,750
		14,352,729

Semiconductors-3.93%

NVIDIA Corp.	21,736	8,257,724

QUALCOMM, Inc.	41,679	3,801,542

Semtech Corp.(b)	157,470	8,223,083

Silicon Motion Technology Corp., ADR (Taiwan)	175,581	8,563,085
		28,845,434

Specialty Chemicals-0.15%

Sherwin-Williams Co. (The)	1,955	1,129,697

Systems Software-7.08%

Microsoft Corp.	184,679	37,584,023

Palo Alto Networks, Inc.(b)	24,800	5,695,816

ServiceNow, Inc.(b)	21,398	8,667,474
		51,947,313

Technology Hardware, Storage & Peripherals-2.52%

Apple, Inc.	50,650	18,477,120

Trading Companies & Distributors-0.78%

Fastenal Co.	60,754	2,602,702

United Rentals, Inc.(b)	20,782	3,097,349
		5,700,051

Trucking-1.27%

J.B. Hunt Transport Services, Inc.	12,031	1,447,810

Knight-Swift Transportation Holdings, Inc.	37,773	1,575,512

Lyft, Inc., Class A(b)	103,600	3,419,836

Uber Technologies, Inc.(b)	91,926	2,857,060
		9,300,218

Wireless Telecommunication Services-0.02%

T-Mobile US, Inc.(b)	1,379	143,623
TOTAL INVESTMENTS IN SECURITIES-101.34% (Cost $470,532,100)		743,269,199
OTHER ASSETS LESS LIABILITIES-(1.34)%		(9,813,670)
NET ASSETS-100.00%		$733,455,529

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Capital Appreciation Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Information Technology	31.22%
Consumer Discretionary	22.67
Communication Services	19.80
Health Care	11.14
Industrials	6.27
Financials	5.44
Consumer Staples	2.73
Other Sectors, Each Less than 2% of Net Assets	2.07
Other Assets Less Liabilities	(1.34)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $470,532,100)	$743,269,199
Receivable for:
Investments sold	2,265,458
Fund shares sold	18,784
Dividends	313,755
Investment for trustee deferred compensation and retirement plans	94,037
Total assets	745,961,233

Liabilities:
Payable for:
Investments purchased	2,097,351
Fund shares reacquired	9,682,102
Amount due custodian	128,385
Accrued fees to affiliates	360,311
Accrued trustees’ and officers’ fees and benefits	3,413
Accrued other operating expenses	140,105
Trustee deferred compensation and retirement plans	94,037
Total liabilities	12,505,704
Net assets applicable to shares outstanding	$733,455,529

Net assets consist of:
Shares of beneficial interest	$348,439,930
Distributable earnings	385,015,599
$733,455,529

Net Assets:
Series I	$542,691,621
Series II	$190,763,908

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	8,318,147
Series II	2,982,457
Series I:
Net asset value per share	$65.24
Series II:
Net asset value per share	$63.96

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $76,015)	$2,774,526

Expenses:
Advisory fees	2,385,713
Administrative services fees	556,692
Custodian fees	3,805
Distribution fees - Series II	219,121
Transfer agent fees	32,976
Trustees’ and officers’ fees and benefits	10,618
Reports to shareholders	34,169
Professional services fees	23,590
Other	7,968
Total expenses	3,274,652
Less: Fees waived	(322,043)
Net expenses	2,952,609
Net investment income (loss)	(178,083)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	7,199,469
Foreign currencies	1,998
Forward foreign currency contracts	(3,325)
7,198,142
Change in net unrealized appreciation of:
Investment securities	46,919,540
Foreign currencies	5,341
46,924,881
Net realized and unrealized gain	54,123,023
Net increase in net assets resulting from operations	$53,944,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Capital Appreciation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30,	December 31,
	2020	2019

Operations:
Net investment income (loss)	$(178,083)	$234,983

Net realized gain	7,198,142	107,254,371

Change in net unrealized appreciation	46,924,881	103,531,279

Net increase in net assets resulting from operations	53,944,940	211,020,633

Distributions to shareholders from distributable earnings:
Series I	-	(49,378,533)

Series II	-	(18,651,335)

Total distributions from distributable earnings	-	(68,029,868)

Share transactions–net:
Series I	(40,470,602)	(29,869,839)

Series II	(19,006,695)	23,369,205

Net increase (decrease) in net assets resulting from share transactions	(59,477,297)	(6,500,634)

Net increase (decrease) in net assets	(5,532,357)	136,490,131

Net assets:
Beginning of period	738,987,886	602,497,755

End of period	$733,455,529	$738,987,886

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Capital Appreciation Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Series I
Six months ended 06/30/20	$59.77	$0.00	$5.47	$5.47	$-	$-	$-	$65.24	9.15%	$542,692	0.80	%(e)	0.89	%(e)	0.01	%(e)	23%
Year ended 12/31/19	48.50	0.06	16.80	16.86	(0.04)	(5.55)	(5.59)	59.77	36.20	538,247	0.80		0.88		0.10		73
Year ended 12/31/18	55.70	0.09	(2.71)	(2.62)	(0.19)	(4.39)	(4.58)	48.50	(5.73)	460,708	0.80		0.85		0.16		27
Year ended 12/31/17	48.36	0.15	12.33	12.48	(0.13)	(5.01)	(5.14)	55.70	26.83	556,227	0.80		0.82		0.29		26
Year ended 12/31/16	55.49	0.12	(1.57)	(1.45)	(0.22)	(5.46)	(5.68)	48.36	(2.20)	501,756	0.80		0.83		0.25		114
Year ended 12/31/15	64.87	0.22	2.25	2.47	(0.06)	(11.79)	(11.85)	55.49	3.54	564,514	0.80		0.81		0.36		60
Series II
Six months ended 06/30/20	58.67	(0.07)	5.36	5.29	-	-	-	63.96	9.01	190,764	1.05	(e)	1.14	(e)	(0.24	)(e)	23
Year ended 12/31/19	47.78	(0.08)	16.52	16.44	-	(5.55)	(5.55)	58.67	35.84	200,741	1.05		1.13		(0.15)		73
Year ended 12/31/18	54.89	(0.05)	(2.67)	(2.72)	-	(4.39)	(4.39)	47.78	(5.96)	141,790	1.05		1.10		(0.09)		27
Year ended 12/31/17	47.73	0.02	12.16	12.18	(0.01)	(5.01)	(5.02)	54.89	26.50	316,864	1.05		1.07		0.04		26
Year ended 12/31/16	54.80	0.00	(1.55)	(1.55)	(0.06)	(5.46)	(5.52)	47.73	(2.43)	295,226	1.05		1.08		0.00		114
Year ended 12/31/15	64.30	0.07	2.22	2.29	-	(11.79)	(11.79)	54.80	3.27	317,737	1.05		1.06		0.12		60

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)

Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively. (d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $510,977 and $176,260 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Capital Appreciation Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer V.I. Capital Appreciation Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco Oppenheimer V.I. Capital Appreciation Fund

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Master Limited Partnerships - The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital - Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Oppenheimer V.I. Capital Appreciation Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Upto $200 million	0.750%

Next $ 200 million	0.720%

Next $ 200 million	0.690%

Next $ 200 million	0.660%

Next $ 200 million	0.600%

Over $1 billion	0.580%

*	The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with Invesco.

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.70%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $322,043.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $48,794 for accounting and fund administrative services and was reimbursed $507,898 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2020, the Fund incurred $2,054 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–AAdditional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Oppenheimer V.I. Capital Appreciation Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$718,329,966	$24,939,233	$-	$743,269,199

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk

Realized Gain (Loss):
Forward foreign currency contracts	$(3,325)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$289,807

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $155,998,779 and $209,778,833, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$279,154,356

Aggregate unrealized (depreciation) of investments	(9,957,610)

Net unrealized appreciation of investments	$269,196,746

Invesco Oppenheimer V.I. Capital Appreciation Fund

Cost of investments for tax purposes is $474,072,453.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019

	Shares	Amount	Shares	Amount

Sold:
Series I	117,288	$6,708,252	222,808	$12,378,336

Series II	580,695	33,145,805	809,631	43,673,830

Issued as reinvestment of dividends:
Series I	-	-	930,266	49,378,533

Series II	-	-	357,511	18,651,335

Issued in connection with acquisitions:
Reacquired:
Series I	(804,374)	(47,178,854)	(1,646,179)	(91,626,708)

Series II	(1,019,682)	(52,152,500)	(713,247)	(38,955,960)

Net increase (decrease) in share activity	(1,126,073)	$(59,477,297)	(39,210)	$(6,500,634)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 11–Significant Event

Effective on or about April 30, 2021, the name of the Fund and all references thereto will change from Invesco Oppenheimer V.I. Capital Appreciation Fund to Invesco V.I. Capital Appreciation Fund.

Invesco Oppenheimer V.I. Capital Appreciation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,091.50	$4.16	$1,020.89	$4.02	0.80%
Series II	1,000.00	1,090.10	5.46	1,019.64	5.27	1.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco Oppenheimer V.I. Capital Appreciation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Oppenheimer V.I. Capital Appreciation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Growth Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board noted that overweight and underweight exposures to, and stock selection in, certain sectors detracted from Fund performance. The Board further noted that the Fund underwent a portfolio management team change in June 2019, and that performance results prior to such date were those of the prior portfolio management team. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge

Invesco Oppenheimer V.I. Capital Appreciation Fund

does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D. Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco Oppenheimer V.I. Capital Appreciation Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco Oppenheimer V.I. Conservative Balanced Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

    If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

    You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VICBAL-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	4.17%
Series II Shares	4.04
Russell 3000 Index▼	–3.48
Bloomberg Barclays U.S. Aggregate Bond Index▼	6.14
Custom Invesco Oppenheimer VI Conservative Balanced Index Linked∎	4.03
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp..

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Custom Invesco Oppenheimer VI Conservative Balanced Index Linked is composed of 60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index from fund inception through March 31, 2013, and 65% Bloomberg Barclays U.S. Aggregate Bond Index/35% Russell 3000 Index thereafter. The S&P 500® Index is considered representative of the US stock market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (2/9/87)	7.00%
10 Years	8.01
5 Years	5.81
1 Year	9.33

Series II Shares
Inception (5/1/02)	4.09%
10 Years	7.75
5 Years	5.55
1 Year	9.06

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Conservative Balanced Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Conservative Balanced Fund. Returns shown above, prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco Oppenheimer V.I. Conservative Balanced Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Oppenheimer V.I. Conservative Balanced Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco Oppenheimer V.I. Conservative Balanced Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–38.75%
Aerospace & Defense–0.56%
Lockheed Martin Corp.	2,882	$1,051,699

Air Freight & Logistics–0.30%
United Parcel Service, Inc., Class B	5,097	566,684

Alternative Carriers–0.00%
ORBCOMM, Inc.(b)	375	1,444

Application Software–0.23%
Q2 Holdings, Inc.(b)	4,970	426,376

Automotive Retail–0.43%
CarMax, Inc.(b)	9,070	812,218

Biotechnology–0.86%
Gilead Sciences, Inc.	6,912	531,809
Seattle Genetics, Inc.(b)	1,675	284,616
Vertex Pharmaceuticals, Inc.(b)	2,790	809,965
		1,626,390

Cable & Satellite–0.30%
Charter Communications, Inc., Class A(b)	1,093	557,474

Commodity Chemicals–0.18%
Valvoline, Inc.	17,323	334,854

Communications Equipment–0.38%
Motorola Solutions, Inc.	5,124	718,026

Construction Machinery & Heavy Trucks–0.17%
Wabtec Corp.	5,710	328,725

Consumer Finance–0.18%
Capital One Financial Corp.	5,566	348,376

Data Processing & Outsourced Services–1.18%
Fiserv, Inc.(b)	6,281	613,151
Mastercard, Inc., Class A	5,440	1,608,608
		2,221,759

Distillers & Vintners–0.28%
Constellation Brands, Inc., Class A	3,010	526,599

Diversified Banks–1.07%
JPMorgan Chase & Co.	21,510	2,023,231

Diversified Metals & Mining–0.24%
Compass Minerals International, Inc.	9,440	460,200

Diversified Support Services–0.15%
IAA, Inc.(b)	7,380	284,647

Electric Utilities–0.53%
Avangrid, Inc.	16,320	685,114
Portland General Electric Co.	7,373	308,265
		993,379

	Shares	Value
Environmental & Facilities Services–0.26%
Republic Services, Inc.	5,920	$485,736

Financial Exchanges & Data–0.86%
CME Group, Inc., Class A	2,745	446,172
Intercontinental Exchange, Inc.	12,900	1,181,640
		1,627,812

Footwear–0.25%
NIKE, Inc., Class B	4,795	470,150

Gas Utilities–0.34%
National Fuel Gas Co.	7,788	326,551
Suburban Propane Partners L.P.	22,085	315,815
		642,366

Health Care Equipment–1.35%
Becton, Dickinson and Co.	3,918	937,460
Boston Scientific Corp.(b)	15,750	552,982
CryoPort, Inc.(b)	16,840	509,410
Zimmer Biomet Holdings, Inc.	4,627	552,279
		2,552,131

Health Care Facilities–0.20%
HCA Healthcare, Inc.(b)	3,859	374,554

Health Care Technology–0.54%
Teladoc Health, Inc.(b)	5,340	1,019,086

Home Improvement Retail–0.77%
Home Depot, Inc. (The)	5,770	1,445,443

Homebuilding–0.31%
D.R. Horton, Inc.	10,580	586,661

Household Products–0.68%
Procter & Gamble Co. (The)	10,656	1,274,138

Human Resource & Employment Services–0.21%
Korn Ferry	12,820	393,959

Hypermarkets & Super Centers–0.69%
Walmart, Inc.	10,791	1,292,546

Industrial Conglomerates–0.47%
Honeywell International, Inc.	6,178	893,277

Industrial Machinery–0.30%
Stanley Black & Decker, Inc.	4,005	558,217

Industrial REITs–0.76%
Prologis, Inc.	15,367	1,434,202

Insurance Brokers–0.22%
Arthur J. Gallagher & Co.	4,190	408,483

Integrated Oil & Gas–0.81%
Exxon Mobil Corp.	25,321	1,132,355
TOTAL S.A., ADR (France)	10,445	401,715
		1,534,070

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Conservative Balanced Fund

	Shares	Value
Integrated Telecommunication Services–0.90%
Verizon Communications, Inc.	30,775	$1,696,626

Interactive Home Entertainment–0.82%
Zynga, Inc., Class A(b)	162,061	1,546,062

Interactive Media & Services–3.30%
Alphabet, Inc., Class A(b)	2,216	3,142,399
Facebook, Inc., Class A(b)	10,090	2,291,136
Snap, Inc., Class A(b)	33,890	796,076
		6,229,611

Internet & Direct Marketing Retail–1.89%
Amazon.com, Inc.(b)	1,290	3,558,878

IT Consulting & Other Services–0.74%
Accenture PLC, Class A	3,830	822,377
Perspecta, Inc.	24,907	578,590
		1,400,967

Leisure Facilities–0.08%
Cedar Fair L.P.(b)	5,485	150,837

Managed Health Care–0.77%
UnitedHealth Group, Inc.	4,953	1,460,887

Metal & Glass Containers–0.18%
Silgan Holdings, Inc.	10,567	342,265

Multi-line Insurance–0.20%
American International Group, Inc.	12,200	380,396

Multi-Utilities–0.16%
Consolidated Edison, Inc.	4,263	306,638

Office REITs–0.20%
Alexandria Real Estate Equities, Inc.	2,308	374,473

Office Services & Supplies–0.18%
ACCO Brands Corp.	48,950	347,545

Oil & Gas Storage & Transportation–0.19%
Shell Midstream Partners L.P.	29,695	364,358

Paper Products–0.21%
Schweitzer-Mauduit International, Inc., Class A	11,635	388,725

Pharmaceuticals–1.67%
AstraZeneca PLC, ADR (United Kingdom)	16,117	852,428
Johnson & Johnson	10,160	1,428,801
Merck & Co., Inc.	11,234	868,725
		3,149,954

Property & Casualty Insurance–0.53%
Progressive Corp. (The)	12,480	999,773

Railroads–0.42%
Canadian Pacific Railway Ltd. (Canada)	3,140	801,768

Regional Banks–0.78%
East West Bancorp, Inc.	9,704	351,673
IBERIABANK Corp.	7,010	319,235
Signature Bank	3,464	370,371
SVB Financial Group(b)	2,034	438,388
		1,479,667

	Shares	Value
Restaurants–0.49%
Starbucks Corp.	12,475	$918,035

Semiconductor Equipment–0.61%
Applied Materials, Inc.	18,890	1,141,900

Semiconductors–2.38%
NVIDIA Corp.	6,974	2,649,492
QUALCOMM, Inc.	8,550	779,846
Texas Instruments, Inc.	8,397	1,066,167
		4,495,505

Soft Drinks–0.51%
Coca-Cola Co. (The)	21,420	957,046

Specialized REITs–0.16%
EPR Properties(b)	8,940	296,182

Specialty Stores–0.39%
Tractor Supply Co.	5,577	734,993

Systems Software–2.97%
Microsoft Corp.	27,521	5,600,799

Technology Hardware, Storage & Peripherals–1.15%
Apple, Inc.	5,950	2,170,560

Trading Companies & Distributors–0.36%
Fastenal Co.	16,040	687,154

Wireless Telecommunication Services–0.45%
T-Mobile US, Inc.(b)	8,070	840,490
T-Mobile US, Inc., Rts. expiring 07/28/2020(b)	8,070	1,356
		841,846
Total Common Stocks & Other Equity Interests (Cost $56,764,180)		73,098,362

	Principal Amount
U.S. Dollar Denominated Bonds & Notes–27.94%
Advertising–0.40%
Interpublic Group of Cos., Inc. (The), 3.75%, 10/01/2021	$265,000	274,869
4.20%, 04/15/2024	222,000	242,653
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	218,000	235,436
		752,958

Aerospace & Defense–0.40%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(c)	166,000	183,984
L3Harris Technologies, Inc., 3.85%, 06/15/2023	226,000	245,887
Northrop Grumman Corp., 4.75%, 06/01/2043	128,000	167,020
Raytheon Technologies Corp., 3.95%, 08/16/2025	139,000	158,815
		755,706

Agricultural & Farm Machinery–0.03%
Deere & Co., 3.10%, 04/15/2030	50,000	56,744

Agricultural Products–0.17%
Bunge Ltd. Finance Corp., 3.50%, 11/24/2020	311,000	313,968

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Conservative Balanced Fund

	Principal Amount	Value
Airlines–0.22%
Delta Air Lines Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	$256,000	$245,041
Southwest Airlines Co., 4.75%, 05/04/2023	70,000	72,327
United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 05/01/2032	98,000	88,973
		406,341

Apparel Retail–0.44%
Ross Stores, Inc., 3.38%, 09/15/2024	233,000	250,270
4.60%, 04/15/2025	271,000	311,587
4.70%, 04/15/2027	223,000	259,167
		821,024

Application Software–0.04%
Autodesk, Inc., 4.38%, 06/15/2025	70,000	79,912

Asset Management & Custody Banks–0.71%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	203,000	220,723
Apollo Management Holdings L.P., 2.65%, 06/05/2030(c)	277,000	275,815
4.95%, 01/14/2050(c)	145,000	130,477
Bank of New York Mellon Corp. (The), Series G, 4.70%(d)	234,000	243,945
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027(c)	79,000	85,863
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	168,000	185,208
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/2029(c)	103,000	106,918
Northern Trust Corp., 3.38% (3 mo. USD LIBOR + 1.13%), 05/08/2032(e)	77,000	82,570
		1,331,519

Auto Parts & Equipment–0.08%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	141,000	144,493

Automobile Manufacturers–1.15%
Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(c)	149,000	152,957
General Motors Co., 6.25%, 10/02/2043	56,000	59,566
General Motors Financial Co., Inc., 4.20%, 11/06/2021	259,000	265,662
4.15%, 06/19/2023	209,000	218,543
Harley-Davidson Financial Services, Inc., 2.55%, 06/09/2022(c)	214,000	214,868
Hyundai Capital America, 5.75%, 04/06/2023(c)	273,000	298,290
4.13%, 06/08/2023(c)	227,000	239,715
Nissan Motor Acceptance Corp., 3.65%, 09/21/2021(c)	326,000	326,926
Toyota Motor Credit Corp., 2.15%, 02/13/2030	74,000	77,914
Volkswagen Group of America Finance LLC (Germany), 4.00%, 11/12/2021(c)	311,000	323,912
		2,178,353

	Principal Amount	Value
Automotive Retail–0.15%
Advance Auto Parts, Inc., 3.90%, 04/15/2030(c)	$263,000	$281,858

Biotechnology–0.47%
AbbVie, Inc., 3.85%, 06/15/2024(c)	297,000	326,415
2.95%, 11/21/2026(c)	70,000	76,661
3.20%, 11/21/2029(c)	236,000	263,506
4.05%, 11/21/2039(c)	80,000	92,911
Amgen, Inc., 3.15%, 02/21/2040	125,000	133,351
		892,844

Brewers–0.39%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	133,000	211,472
4.35%, 06/01/2040	133,000	151,970
4.50%, 06/01/2050	147,000	176,047
Bacardi Ltd. (Bermuda), 4.70%, 05/15/2028(c)	171,000	193,627
		733,116

Broadcasting–0.14%
Fox Corp., 3.05%, 04/07/2025	70,000	75,831
ViacomCBS, Inc., 4.20%, 06/01/2029	107,000	120,092
4.38%, 03/15/2043	71,000	74,327
		270,250

Building Products–0.21%
Carrier Global Corp., 2.24%, 02/15/2025(c)	275,000	282,256
2.49%, 02/15/2027(c)	112,000	114,244
		396,500

Cable & Satellite–0.25%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.13%, 07/01/2049	57,000	65,909
Comcast Corp., 2.65%, 02/01/2030	54,000	58,777
4.00%, 03/01/2048	58,000	71,338
2.80%, 01/15/2051	198,000	203,393
Time Warner Cable LLC, 4.50%, 09/15/2042	75,000	80,662
		480,079

Communications Equipment–0.10%
Motorola Solutions, Inc., 4.60%, 02/23/2028	173,000	196,846

Construction Machinery & Heavy Trucks–0.02%
Wabtec Corp., 3.20%, 06/15/2025	46,000	47,013

Consumer Finance–0.43%
American Express Co., 3.13%, 05/20/2026	127,000	141,106
Series C, 3.60% (3 mo. USD LIBOR + 3.29%)(d)(e)	246,000	209,956
Capital One Financial Corp., 3.80%, 01/31/2028	62,000	69,071
Discover Bank, 4.65%, 09/13/2028	122,000	140,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Conservative Balanced Fund

	Principal Amount	Value
Consumer Finance–(continued)
Discover Financial Services, 3.75%, 03/04/2025	$73,000	$78,672
Synchrony Financial, 4.25%, 08/15/2024	167,000	175,466
		814,549

Data Processing & Outsourced Services–0.06%
Global Payments, Inc., 3.20%, 08/15/2029	100,000	107,308

Distillers & Vintners–0.08%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(c)	134,000	143,071

Diversified Banks–4.62%
Bank of America Corp., 3.37%, (3 mo. USD LIBOR + 0.81%), 01/23/2026(e)	193,000	210,928
3.82%, (3 mo. USD LIBOR + 1.58%), 01/20/2028(e)	129,000	146,798
4.27%, (3 mo. USD LIBOR + 1.31%), 07/23/2029(e)	104,000	122,492
2.59%, 04/29/2031	172,000	182,329
7.75%, 05/14/2038	115,000	188,330
2.68%, 06/19/2041	323,000	332,970
Bank of Ireland Group PLC (Ireland), 4.50%, 11/25/2023(c)	263,000	282,678
Bank of Montreal (Canada), Series E, 3.30%, 02/05/2024	166,000	180,233
BBVA USA, 2.50%, 08/27/2024	252,000	256,127
BPCE S.A. (France), 4.50%, 03/15/2025(c)	184,000	201,152
Citigroup, Inc., 3.11%, 04/08/2026	233,000	250,257
4.08%, (3 mo. USD LIBOR + 1.19%), 04/23/2029(e)	181,000	206,598
4.41%, 03/31/2031	193,000	228,536
2.57%, 06/03/2031	346,000	358,053
Series U, 5.00%(d)	240,000	226,346
Series V, 4.70%(d)	160,000	142,148
Credit Agricole S.A. (France), 4.38%, 03/17/2025(c)	304,000	336,684
Danske Bank A/S (Denmark), 3.24% (3 mo. USD LIBOR + 1.59%), 12/20/2025(c)(e)	200,000	208,185
HSBC Holdings PLC (United Kingdom), 3.95%, (3 mo. USD LIBOR + 0.99%), 05/18/2024(e)	109,000	117,191
4.04%, (3 mo. USD LIBOR + 1.55%), 03/13/2028(e)	135,000	149,270
4.58%, 06/19/2029	183,000	211,567
JPMorgan Chase & Co., 3.80%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(e)	226,000	245,154
2.08%, 04/22/2026	304,000	315,771
3.78%, 02/01/2028	224,000	253,948
3.54%, 05/01/2028	170,000	189,934
2.96%, 05/13/2031	192,000	204,607
3.11%, 04/22/2041	190,000	205,297
Lloyds Banking Group PLC (United Kingdom), 6.66%(c)(d)	300,000	339,163
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.74%, 03/07/2029	131,000	149,357

	Principal Amount	Value
Diversified Banks–(continued)
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(c)	$154,000	$168,124
Royal Bank of Canada (Canada), 3.70%, 10/05/2023	195,000	213,184
Sumitomo Mitsui Financial Group, Inc. (Japan), 1.47%, 07/08/2025	200,000	200,204
2.13%, 07/08/2030	377,000	378,646
Truist Bank, 4.05%, 11/03/2025	95,000	109,541
2.64%, (5 yr. U.S. Treasury Yield Curve Rate + 1.15%), 09/17/2029(e)	376,000	377,464
U.S. Bancorp, Series W, 3.10%, 04/27/2026	134,000	148,902
Wells Fargo & Co., 2.19%, 04/30/2026	90,000	93,164
3.58%, (3 mo. USD LIBOR + 1.31%), 05/22/2028(e)	167,000	185,455
3.07%, 04/30/2041	128,000	133,685
4.75%, 12/07/2046	106,000	135,722
Westpac Banking Corp. (Australia), 2.89%, 02/04/2030	122,000	124,157
		8,710,351

Diversified Capital Markets–0.65%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	197,000	217,708
Credit Suisse Group AG (Switzerland), 4.19%, 04/01/2031(c)	250,000	285,876
5.10%(c)(d)	201,000	190,699
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), 4.55%, 04/17/2026	154,000	177,216
UBS Group AG (Switzerland), 4.13%, 04/15/2026(c)	160,000	182,365
4.25%, 03/23/2028(c)	147,000	166,892
		1,220,756

Diversified Chemicals–0.15%
Dow Chemical Co. (The), 3.63%, 05/15/2026	139,000	153,281
Eastman Chemical Co., 3.50%, 12/01/2021	130,000	134,232
		287,513

Diversified Metals & Mining–0.31%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(c)	86,000	90,344
5.38%, 04/01/2025(c)	203,000	229,516
5.63%, 04/01/2030(c)	216,000	261,350
		581,210

Diversified REITs–0.10%
Brixmor Operating Partnership L.P., 4.13%, 05/15/2029	107,000	111,277
4.05%, 07/01/2030	71,000	72,667
		183,944

Drug Retail–0.23%
Walgreen Co., 3.10%, 09/15/2022	199,000	208,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Conservative Balanced Fund

	Principal Amount	Value
Drug Retail–(continued)
Walgreens Boots Alliance, Inc., 4.10%, 04/15/2050	$215,000	$218,027
		426,660

Education Services–0.08%
Northeastern University, 2.89%, 10/01/2050	80,000	81,281
Northwestern University, 2.64%, 12/01/2050	70,000	73,875
		155,156

Electric Utilities–0.78%
AEP Texas, Inc., 3.95%, 06/01/2028(c)	172,000	195,851
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/2030	29,000	33,070
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(c)	231,000	249,195
Emera US Finance L.P. (Canada), 2.70%, 06/15/2021	179,000	182,304
Enel Finance International N.V. (Italy), 2.88%, 05/25/2022(c)	313,000	323,912
FirstEnergy Corp., Series A, 1.60%, 01/15/2026	32,000	32,324
Series B, 3.90%, 07/15/2027	125,000	141,598
2.25%, 09/01/2030	85,000	85,360
Fortis, Inc. (Canada), 3.06%, 10/04/2026	83,000	89,679
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(c)	115,000	131,245
		1,464,538

Electronic Components–0.03%
Corning, Inc., 5.45%, 11/15/2079	54,000	64,585

Electronic Equipment & Instruments–0.17%
FLIR Systems, Inc., 3.13%, 06/15/2021	307,000	312,436

Fertilizers & Agricultural Chemicals–0.05%
Nutrien Ltd. (Canada), 1.90%, 05/13/2023	93,000	96,039

Financial Exchanges & Data–0.04%
Moody’s Corp., 3.25%, 05/20/2050	70,000	75,401

Forest Products–0.23%
Georgia-Pacific LLC, 1.75%, 09/30/2025(c)	174,000	179,637
2.10%, 04/30/2027(c)	250,000	259,817
		439,454

Gas Utilities–0.03%
East Ohio Gas Co. (The), 1.30%, 06/15/2025(c)	65,000	65,433

Gold–0.06%
Newmont Corp., 2.25%, 10/01/2030	112,000	113,732

Health Care Equipment–0.18%
Becton, Dickinson and Co., 3.70%, 06/06/2027	118,000	132,097
3.79%, 05/20/2050	118,000	131,693

	Principal Amount	Value
Health Care Equipment–(continued)
Children’s Hospital Corp. (The), 2.59%, 02/01/2050	$76,000	$77,099
		340,889

Health Care REITs–0.29%
Healthcare Trust of America Holdings L.P., 3.50%, 08/01/2026	142,000	153,618
Healthpeak Properties, Inc., 3.00%, 01/15/2030	183,000	191,591
2.88%, 01/15/2031	112,000	115,235
Welltower, Inc., 2.70%, 02/15/2027	87,000	90,478
		550,922

Health Care Services–0.21%
Cigna Corp., 4.13%, 11/15/2025	168,000	193,212
Fresenius Medical Care US Finance II, Inc. (Germany), 5.88%, 01/31/2022(c)	196,000	208,131
		401,343

Home Improvement Retail–0.10%
Lowe’s Cos., Inc., 4.50%, 04/15/2030	155,000	190,489

Homebuilding–0.16%
D.R. Horton, Inc., 4.75%, 02/15/2023	195,000	210,728
NVR, Inc., 3.00%, 05/15/2030	85,000	88,930
		299,658

Industrial Conglomerates–0.11%
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	160,000	168,007
Roper Technologies, Inc., 2.00%, 06/30/2030	41,000	41,075
		209,082

Insurance Brokers–0.05%
Marsh & McLennan Cos., Inc., 4.35%, 01/30/2047	76,000	95,504

Integrated Oil & Gas–0.39%
BP Capital Markets PLC (United Kingdom), 4.38% (5 yr. U.S. Treasury Yield Curve Rate + 4.04%)(d)(e)	55,000	55,963
Occidental Petroleum Corp., Series 1, 4.10%, 02/01/2021	278,000	280,502
4.85%, 03/15/2021	180,000	179,437
2.90%, 08/15/2024	228,000	195,394
4.50%, 07/15/2044	48,000	33,330
		744,626

Integrated Telecommunication Services–0.51%
AT&T, Inc., 4.30%, 02/15/2030	223,000	260,738
4.35%, 06/15/2045	33,000	37,180
4.50%, 03/09/2048	96,000	112,838
British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	202,000	223,762
Deutsche Telekom International Finance B.V. (Germany), 4.38%, 06/21/2028(c)	146,000	173,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Conservative Balanced Fund

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Verizon Communications, Inc., 4.52%, 09/15/2048	$117,000	$154,884
		962,662

Internet & Direct Marketing Retail–0.12%
Amazon.com, Inc., 0.80%, 06/03/2025	230,000	231,589

Internet Services & Infrastructure–0.17%
VeriSign, Inc., 5.25%, 04/01/2025	105,000	116,561
4.75%, 07/15/2027	189,000	198,980
		315,541

Investment Banking & Brokerage–0.98%
Charles Schwab Corp. (The), Series G, 5.38%(d)	336,000	359,796
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	207,000	227,223
3.75%, 02/25/2026	110,000	122,774
3.50%, 11/16/2026	112,000	123,264
Morgan Stanley, 5.00%, 11/24/2025	174,000	203,478
2.19%, 04/28/2026	155,000	161,386
4.43%, (3 mo. USD LIBOR + 1.63%), 01/23/2030(e)	159,000	189,535
3.62%, 04/01/2031	197,000	225,468
Raymond James Financial, Inc., 3.63%, 09/15/2026	103,000	114,540
4.65%, 04/01/2030	98,000	117,389
		1,844,853

IT Consulting & Other Services–0.10%
DXC Technology Co., 4.75%, 04/15/2027	166,000	182,134

Life & Health Insurance–0.66%
Athene Global Funding, 2.95%, 11/12/2026(c)	273,000	274,332
Athene Holding Ltd., 6.15%, 04/03/2030	216,000	249,213
Lincoln National Corp., 3.80%, 03/01/2028	126,000	139,888
Manulife Financial Corp. (Canada), 4.06% (5 yr. USD ICE Swap Rate + 1.65%), 02/24/2032(e)	129,000	136,906
Prudential Financial, Inc., 5.20%, 03/15/2044	246,000	251,300
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(c)	188,000	184,376
		1,236,015

Managed Health Care–0.11%
Anthem, Inc., 3.13%, 05/15/2022	203,000	212,714

Multi-line Insurance–0.06%
Massachusetts Mutual Life Insurance Co., 3.38%, 04/15/2050(c)	104,000	107,294

Multi-Utilities–0.62%
Ameren Corp., 2.50%, 09/15/2024	137,000	145,349
3.50%, 01/15/2031	99,000	110,909

	Principal Amount	Value
Multi-Utilities–(continued)
CenterPoint Energy, Inc., 4.25%, 11/01/2028	$100,000	$116,331
Dominion Energy, Inc., 2.72%, 08/15/2021(f)	197,000	201,423
Series C, 3.38%, 04/01/2030	165,000	182,903
Sempra Energy, 3.40%, 02/01/2028	117,000	128,714
4.88%, (5 yr. U.S. Treasury Yield Curve Rate + 4.55%)(d)(e)	284,000	284,710
		1,170,339

Oil & Gas Equipment & Services–0.08%
Schlumberger Holdings Corp., 4.00%, 12/21/2025(c)	132,000	145,264

Oil & Gas Exploration & Production–0.39%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	390,000	391,237
2.95%, 07/15/2030	182,000	180,972
EQT Corp., 3.00%, 10/01/2022	174,000	162,364
		734,573

Oil & Gas Storage & Transportation–1.07%
Energy Transfer Operating L.P., 4.25%, 03/15/2023	176,000	186,001
5.30%, 04/15/2047	68,000	65,857
Enterprise Products Operating LLC, 4.20%, 01/31/2050	76,000	84,456
Kinder Morgan Energy Partners L.P., 5.80%, 03/01/2021	132,000	136,327
Kinder Morgan, Inc., 5.20%, 03/01/2048	85,000	102,544
MPLX L.P., 1.41%, (3 mo. USD LIBOR + 1.10%), 09/09/2022(e)	144,000	141,669
4.25%, 12/01/2027	129,000	140,050
ONEOK, Inc., 5.85%, 01/15/2026	78,000	89,174
4.35%, 03/15/2029	105,000	110,517
6.35%, 01/15/2031	295,000	345,921
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	101,000	99,667
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	122,000	130,923
Sunoco Logistics Partners Operations L.P., 4.00%, 10/01/2027	139,000	142,489
Williams Cos., Inc. (The), 3.70%, 01/15/2023	225,000	237,979
		2,013,574

Other Diversified Financial Services–0.24%
Equitable Holdings, Inc., 4.35%, 04/20/2028	110,000	123,264
Experian Finance PLC (United Kingdom), 2.75%, 03/08/2030(c)	311,000	331,929
		455,193

Packaged Foods & Meats–0.62%
Conagra Brands, Inc., 3.80%, 10/22/2021	252,000	262,005
4.60%, 11/01/2025	214,000	246,953

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Conservative Balanced Fund

	Principal Amount	Value
Packaged Foods & Meats–(continued)
Mondelez International Holdings Netherlands B.V., 2.00%, 10/28/2021(c)	$339,000	$345,079
Smithfield Foods, Inc., 3.35%, 02/01/2022(c)	124,000	123,117
Tyson Foods, Inc., 3.90%, 09/28/2023	183,000	200,261
		1,177,415

Paper Packaging–0.21%
Bemis Co., Inc., 2.63%, 06/19/2030	49,000	50,291
Packaging Corp. of America, 3.65%, 09/15/2024	185,000	202,035
WRKCo, Inc., 3.90%, 06/01/2028	127,000	140,681
		393,007

Pharmaceuticals–1.20%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(c)	335,000	367,747
Elanco Animal Health, Inc., 5.65%, 08/28/2028	145,000	161,410
Merck & Co., Inc., 0.75%, 02/24/2026	150,000	150,000
1.45%, 06/24/2030	80,000	80,269
2.35%, 06/24/2040	146,000	148,893
2.45%, 06/24/2050	95,000	95,643
Mylan, Inc., 3.13%, 01/15/2023(c)	206,000	216,688
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	197,503
2.05%, 03/31/2030	205,000	203,352
3.18%, 07/09/2050	200,000	201,738
3.38%, 07/09/2060	206,000	207,139
Upjohn, Inc., 2.70%, 06/22/2030(c)	222,000	228,573
		2,258,955

Property & Casualty Insurance–0.38%
Arch Capital Group Ltd., 3.64%, 06/30/2050	216,000	227,061
CNA Financial Corp., 3.45%, 08/15/2027	156,000	166,630
Fidelity National Financial, Inc., 3.40%, 06/15/2030	152,000	158,528
W.R. Berkley Corp., 4.00%, 05/12/2050	144,000	160,807
		713,026

Railroads–0.18%
Union Pacific Corp., 2.15%, 02/05/2027	145,000	153,503
2.40%, 02/05/2030	181,000	193,868
		347,371

Regional Banks–0.98%
Citizens Financial Group, Inc., 3.25%, 04/30/2030	98,000	106,107
Fifth Third Bancorp, 2.55%, 05/05/2027	130,000	139,194
Fifth Third Bank N.A., 3.85%, 03/15/2026	160,000	179,595
Huntington Bancshares, Inc., 4.00%, 05/15/2025	225,000	255,154
KeyCorp, 4.15%, 10/29/2025	72,000	82,651

	Principal Amount	Value
Regional Banks–(continued)
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	$171,000	$191,387
Santander Holdings USA, Inc., 3.50%, 06/07/2024	167,000	175,756
Synovus Financial Corp., 3.13%, 11/01/2022	119,000	120,752
Truist Financial Corp., Series Q, 5.10% (10 yr. U.S. Treasury Yield Curve Rate + 4.35%)(d)(e)	336,000	347,793
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	246,806
		1,845,195

Residential REITs–0.20%
Camden Property Trust, 2.80%, 05/15/2030	86,000	93,102
Essex Portfolio L.P., 3.00%, 01/15/2030	100,000	109,180
Spirit Realty L.P., 3.20%, 01/15/2027	137,000	131,047
VEREIT Operating Partnership L.P., 3.40%, 01/15/2028	42,000	42,322
		375,651

Restaurants–0.02%
McDonald’s Corp., 3.30%, 07/01/2025	31,000	34,478

Retail REITs–0.20%
Kite Realty Group L.P., 4.00%, 10/01/2026	133,000	123,901
Realty Income Corp., 3.25%, 01/15/2031	93,000	100,813
Regency Centers L.P., 2.95%, 09/15/2029	149,000	151,324
		376,038

Semiconductor Equipment–0.11%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 2.70%, 05/01/2025(c)	55,000	57,865
3.88%, 06/18/2026(c)	134,000	150,171
		208,036

Semiconductors–1.18%
Analog Devices, Inc., 2.95%, 04/01/2025	85,000	92,198
Broadcom, Inc., 2.25%, 11/15/2023(c)	175,000	180,959
4.70%, 04/15/2025(c)	215,000	242,322
3.15%, 11/15/2025(c)	180,000	191,340
4.15%, 11/15/2030(c)	181,000	197,346
4.30%, 11/15/2032(c)	105,000	116,190
Microchip Technology, Inc., 3.92%, 06/01/2021	335,000	341,605
NXP B.V./NXP Funding LLC (Netherlands), 4.13%, 06/01/2021(c)	304,000	313,140
QUALCOMM, Inc., 2.15%, 05/20/2030	262,000	273,411
3.25%, 05/20/2050	256,000	281,251
		2,229,762

Soft Drinks–0.12%
Keurig Dr Pepper, Inc., 4.06%, 05/25/2023	205,000	223,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Conservative Balanced Fund

	Principal Amount	Value
Specialized REITs–0.37%
American Tower Corp.,
3.00%, 06/15/2023	$185,000	$197,344
4.00%, 06/01/2025	114,000	128,420
1.30%, 09/15/2025	136,000	136,601
Crown Castle International Corp.,
3.30%, 07/01/2030	70,000	76,587
4.15%, 07/01/2050	50,000	57,728
Equinix, Inc., 3.20%, 11/18/2029	98,000	106,542
		703,222

Specialty Chemicals–0.12%
RPM International, Inc., 3.45%, 11/15/2022	222,000	229,307

Steel–0.03%
Steel Dynamics, Inc., 3.25%, 01/15/2031	47,000	47,869

Systems Software–0.06%
VMware, Inc., 3.90%, 08/21/2027	114,000	120,834

Technology Distributors–0.09%
Arrow Electronics, Inc., 3.88%, 01/12/2028	167,000	175,089

Technology Hardware, Storage & Peripherals–0.35%
Apple, Inc.,
4.38%, 05/13/2045	126,000	167,161
2.65%, 05/11/2050	259,000	268,382
Dell International LLC/EMC Corp., 5.30%, 10/01/2029(c)	210,000	232,647
		668,190

Thrifts & Mortgage Finance–0.09%
Nationwide Building Society (United Kingdom), 3.96% (3 mo. USD LIBOR + 1.86%), 07/18/2030(c)(e)	150,000	169,030

Tobacco–0.56%
Altria Group, Inc., 3.49%, 02/14/2022	139,000	145,079
BAT International Finance PLC (United Kingdom), 3.25%, 06/07/2022(c)	215,000	224,059
Imperial Brands Finance PLC (United Kingdom),
2.95%, 07/21/2020(c)	230,000	230,226
3.75%, 07/21/2022(c)	328,000	342,586
Philip Morris International, Inc., 1.50%, 05/01/2025	107,000	109,767
		1,051,717

Trading Companies & Distributors–0.15%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
3.50%, 05/26/2022	124,000	122,722
4.50%, 09/15/2023	161,000	161,137
		283,859

Trucking–0.48%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.65%, 07/29/2021(c)	110,000	112,636
4.00%, 07/15/2025(c)	175,000	191,537
3.40%, 11/15/2026(c)	181,000	191,191

	Principal Amount	Value
Trucking–(continued)
Ryder System, Inc.,
2.50%, 09/01/2024	$94,000	$97,067
4.63%, 06/01/2025	212,000	236,636
3.35%, 09/01/2025	79,000	84,230
		913,297

Wireless Telecommunication Services–0.17%
T-Mobile USA, Inc.,
3.50%, 04/15/2025(c)	215,000	234,757
2.55%, 02/15/2031(c)	88,000	88,530
		323,287
Total U.S. Dollar Denominated Bonds & Notes (Cost $49,271,962)		52,714,296

Asset-Backed Securities–14.29%
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	139,108	115,446
American Credit Acceptance Receivables Trust,
Series 2017-4, Class C, 2.94%, 01/10/2024(c)	2,401	2,402
Series 2017-4, Class D, 3.57%, 01/10/2024(c)	246,000	248,696
Series 2018-2, Class C, 3.70%, 07/10/2024(c)	180,854	182,320
Series 2018-3, Class D, 4.14%, 10/15/2024(c)	25,000	25,489
Series 2018-4, Class C, 3.97%, 01/13/2025(c)	180,000	182,849
Series 2019-3, Class C, 2.76%, 09/12/2025(c)	155,000	157,170
AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D, 3.42%, 04/18/2023	320,000	328,550
Series 2017-4, Class D, 3.08%, 12/18/2023	205,000	209,768
Series 2018-3, Class C, 3.74%, 10/18/2024	260,000	273,609
Series 2019-2, Class C, 2.74%, 04/18/2025	100,000	103,036
Series 2019-2, Class D, 2.99%, 06/18/2025	270,000	272,164
Series 2019-3, Class D, 2.58%, 09/18/2025	130,000	129,331
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.47%, 12/25/2059(c)(g)	151,891	153,194
Series 2020-3, Class A1, 1.69%, 04/25/2065(c)	445,000	444,998
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	31,302	30,384
Series 2007-C, Class 1A4, 4.04%, 05/20/2036(g)	10,493	10,022
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, 3.60%, 06/25/2034(g)	29,419	28,261
Bank, Series 2019-BNK16, Class XA, 1.13%, 02/15/2052(g)	1,568,703	102,398

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Conservative Balanced Fund

	Principal Amount	Value
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 4.27% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	$200,153	$197,816
Series 2006-1, Class A1, 3.84% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	75,355	74,695
Benchmark Mortgage Trust, Series 2018-B1, Class XA, 0.66%, 01/15/2051(g)	2,181,460	65,632
Capital Auto Receivables Asset Trust,
Series 2017-1, Class D, 3.15%, 02/20/2025(c)	40,000	40,643
Series 2018-2, Class B, 3.48%, 10/20/2023(c)	125,000	127,159
Series 2018-2, Class C, 3.69%, 12/20/2023(c)	120,000	123,032
CarMax Auto Owner Trust,
Series 2017-1, Class D, 3.43%, 07/17/2023	245,000	248,210
Series 2017-4, Class D, 3.30%, 05/15/2024	110,000	111,487
CCG Receivables Trust, Series 2018-1, Class B, 3.09%, 06/16/2025(c)	90,000	90,711
Series 2018-2, Class C, 3.87%, 12/15/2025(c)	60,000	62,138
Series 2019-2, Class B, 2.55%, 03/15/2027(c)	105,000	105,903
Series 2019-2, Class C, 2.89%, 03/15/2027(c)	100,000	100,714
CD Mortgage Trust, Series 2017-CD6, Class XA, 1.10%, 11/13/2050(g)	868,057	37,137
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(c)(g)	41,436	42,334
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.90%, 01/25/2036(g)	75,294	70,600
CHL Mortgage Pass-Through Trust,
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	42,923	38,098
Series 2006-6, Class A3, 6.00%, 04/25/2036	27,834	21,367
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, 1.18%, 11/10/2046(g)	410,107	11,782
Series 2014-GC21, Class AAB, 3.48%, 05/10/2047	83,003	86,383
Series 2017-C4, Class XA, 1.25%, 10/12/2050(g)	2,330,334	132,541
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1, 3.88% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	177,728	173,890
CNH Equipment Trust,
Series 2017-C, Class B, 2.54%, 05/15/2025	70,000	70,730
Series 2019-A, Class A4, 3.22%, 01/15/2026	120,000	126,743
COLT Mortgage Loan Trust,
Series 2020-1, Class A1, 2.49%, 02/25/2050(c)(g)	339,334	343,895
Series 2020-2, Class A1, 1.85%, 03/25/2065(c)	242,251	243,103

	Principal Amount	Value
COMM Mortgage Trust, Series 2013-CR6, Class AM, 3.15%, 03/10/2046(c)	$255,000	$259,759
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	865,000	919,805
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	140,000	149,202
Commercial Mortgage Trust, Series 2012-CR5, Class XA, 1.66%, 12/10/2045(g)	302,140	8,711
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	61,181	63,508
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	495,000	531,524
CPS Auto Receivables Trust, Series 2018-A, Class B, 2.77%, 04/18/2022(c)	2,486	2,488
Series 2018-B, Class B, 3.23%, 07/15/2022(c)	55,079	55,192
Credit Suisse Mortgage Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	102,451	82,329
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	571,000	609,212
Dell Equipment Finance Trust, Series 2017-2, Class B, 2.47%, 10/24/2022(c)	40,522	40,590
Series 2018-1, Class B, 3.34%, 06/22/2023(c)	90,000	91,664
Series 2019-1, Class C, 3.14%, 03/22/2024(c)	330,000	333,507
Series 2019-2, Class D, 2.48%, 04/22/2025(c)	110,000	109,995
Drive Auto Receivables Trust, Series 2017-1, Class D, 3.84%, 03/15/2023	234,795	238,358
Series 2018-1, Class D, 3.81%, 05/15/2024	160,000	161,952
Series 2018-2, Class D, 4.14%, 08/15/2024	230,000	236,037
Series 2018-3, Class D, 4.30%, 09/16/2024	215,000	221,544
Series 2018-5, Class C, 3.99%, 01/15/2025	210,000	214,417
Series 2019-1, Class C, 3.78%, 04/15/2025	340,000	344,260
DT Auto Owner Trust, Series 2017-1A, Class D, 3.55%, 11/15/2022(c)	53,561	53,860
Series 2017-2A, Class D, 3.89%, 01/15/2023(c)	81,972	82,608
Series 2017-3A, Class D, 3.58%, 05/15/2023(c)	53,583	54,126
Series 2017-3A, Class E, 5.60%, 08/15/2024(c)	195,000	201,455
Series 2017-4A, Class D, 3.47%, 07/17/2023(c)	118,471	119,384
Series 2018-3A, Class B, 3.56%, 09/15/2022(c)	270,000	271,955
Series 2018-3A, Class C, 3.79%, 07/15/2024(c)	105,000	106,977
Element Rail Leasing I LLC, Series 2014-1A, Class A1, 2.30%, 04/19/2044(c)	40,576	40,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Conservative Balanced Fund

	Principal Amount	Value
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.01%, 06/25/2065(c)	$103,652	$104,165
Exeter Automobile Receivables Trust, Series 2018-4A, Class B, 3.64%, 11/15/2022(c)	93,688	94,093
Series 2019-2A, Class C, 3.30%, 03/15/2024(c)	322,000	327,365
Series 2019-4A, Class D, 2.58%, 09/15/2025(c)	230,000	229,743
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 0.83% (1 mo. USD LIBOR + 0.65%), 11/25/2035(e)	59,800	29,038
Flagship Credit Auto Trust, Series 2016-1, Class C, 6.22%, 06/15/2022(c)	298,147	302,649
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 0.78% (1 mo. USD LIBOR + 0.60%), 09/15/2024(e)	550,000	541,485
FREMF Mortgage Trust,
Series 2013-K25, Class C, 3.74%, 11/25/2045(c)(g)	60,000	61,403
Series 2013-K26, Class C, 3.72%, 12/25/2045(c)(g)	40,000	40,950
Series 2013-K27, Class C, 3.62%, 01/25/2046(c)(g)	110,000	112,526
Series 2013-K28, Class C, 3.61%, 06/25/2046(c)(g)	450,000	460,999
Series 2014-K715, Class C, 4.27%, 02/25/2046(c)(g)	180,000	181,048
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 07/15/2022(c)	53,543	53,713
GM Financial Automobile Leasing Trust, Series 2018-2, Class C, 3.50%, 04/20/2022	145,000	146,367
GS Mortgage Securities Trust, Series 2012-GC6, Class A3, 3.48%, 01/10/2045	54,793	55,989
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	65,000	69,545
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	19,762	20,021
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	65,041	67,360
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	225,000	238,716
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.34%, 07/25/2035(g)	10,563	10,399
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.79% (1 mo. USD LIBOR + 0.31%), 07/25/2035(e)	7,923	7,914

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.37%, 12/15/2047	$325,000	$332,782
Series 2013-C16, Class AS, 4.52%, 12/15/2046	330,000	352,858
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	78,000	79,662
Series 2014-C20, Class AS, 4.04%, 07/15/2047	245,000	259,376
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	141,488	142,857
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 3.97%, 07/25/2035(g)	47,731	46,322
Series 2018-8, Class A17, 4.00%, 01/25/2049(c)(g)	50,000	50,571
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(g)	270,000	251,659
Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	111,806
Series 2015-C27, Class XA, 1.31%, 02/15/2048(g)	2,197,670	96,574
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 4.33%, 04/21/2034(g)	16,533	16,312
Morgan Stanley BAML Trust, Series 2013-C9, Class AS, 3.46%, 05/15/2046	240,000	247,278
Series 2014-C19, Class AS, 3.83%, 12/15/2047	720,000	761,759
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.66%, 06/15/2044(c)	66,710	68,498
Series 2017-HR2, Class XA, 0.93%, 12/15/2050(g)	766,127	35,037
Morgan Stanley ReRemic Trust, Series 2012-R3, Class 1B, 3.27%, 11/26/2036(c)(g)	198,569	183,601
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10, 2.06%, 01/15/2022	91,091	92,995
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 0.81% (1 mo. USD LIBOR + 0.63%), 09/25/2023(c)(e)	115,000	114,598
Series 2018-1, Class B, 0.98% (1 mo. USD LIBOR + 0.80%), 09/25/2023(c)(e)	135,000	134,262
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 2.16% (3 mo. USD LIBOR + 1.02%), 04/19/2030(c)(e)	276,000	271,320
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 2.40% (3 mo. USD LIBOR + 1.26%), 01/20/2033(c)(e)	272,907	266,929
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(c)	115,000	116,626
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(c)	360,000	363,727

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Conservative Balanced Fund

	Principal Amount	Value
RALI Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	$6,316	$5,784
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 4.22% (Acquired 02/25/2015; Cost $4,746), 07/26/2045(c)(g)	3,277	3,304
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 02/25/2024(c)(g)	138,366	140,492
Santander Drive Auto Receivables Trust, Series 2017-1, Class E, 5.05%, 07/15/2024(c)	410,000	419,522
Series 2017-3, Class D, 3.20%, 11/15/2023	295,000	299,717
Series 2018-1, Class D, 3.32%, 03/15/2024	110,000	112,749
Series 2018-2, Class D, 3.88%, 02/15/2024	170,000	173,470
Series 2018-5, Class C, 3.81%, 12/16/2024	225,000	228,906
Series 2019-2, Class D, 3.22%, 07/15/2025	195,000	200,289
Series 2019-3, Class D, 2.68%, 10/15/2025	165,000	164,854
Santander Retail Auto Lease Trust, Series 2019-A, Class C, 3.30%, 05/22/2023(c)	320,000	325,096
Series 2019-B, Class C, 2.77%, 08/21/2023(c)	115,000	115,017
Series 2019-C, Class C, 2.39%, 11/20/2023(c)	205,000	203,320
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(g)	193,573	195,440
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 2.60% (3 mo. USD LIBOR + 1.29%), 04/18/2033(c)(e)	250,000	245,777
TICP CLO XV Ltd., Series 2020-15A, Class A, 2.92% (3 mo. USD LIBOR + 1.28%), 04/20/2033(c)(e)	256,000	250,160
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, 1.15%, 11/15/2050(g)	1,501,506	77,092
United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.16%, 08/12/2024(c)	150,000	151,876
Verus Securitization Trust, Series 2020-1, Class A1, 2.42%, 01/25/2060(c)(g)	419,419	425,737
Series 2020-1, Class A2, 2.64%, 01/25/2060(c)(g)	99,729	100,187
Series 2020-INV1, Class A1, 1.98%, 04/25/2060(c)	97,594	97,507
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003-AR10, Class A7, 4.19%, 10/25/2033(g)	48,903	47,896
Series 2005-AR14, Class 1A4, 3.83%, 12/25/2035(g)	51,314	49,596
Series 2005-AR16, Class 1A1, 3.75%, 12/25/2035(g)	50,768	48,833
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	330,221	339,545
Series 2017-C42, Class XA, 1.03%, 12/15/2050(g)	1,067,578	56,032

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A7, 4.00%, 11/25/2048(c)(g)	$18,997	$19,093
Westlake Automobile Receivables Trust, Series 2017-2A, Class E, 4.63%, 07/15/2024(c)	320,000	324,378
Series 2018-1A, Class D, 3.41%, 05/15/2023(c)	315,000	319,155
Series 2018-3A, Class B, 3.32%, 10/16/2023(c)	252,000	253,630
Series 2019-3A, Class C, 2.49%, 10/15/2024(c)	265,000	267,802
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class XA, 1.48%, 03/15/2044(c)(g)	1,851,643	12,906
Series 2013-C14, Class AS, 3.49%, 06/15/2046	155,000	159,554
Series 2014-C20, Class AS, 4.18%, 05/15/2047	150,000	159,346
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(g)	165,000	176,918
World Financial Network Credit Card Master Trust, Series 2018-A, Class A, 3.07%, 12/16/2024	540,000	547,194
Series 2018-B, Class A, 3.46%, 07/15/2025	245,000	252,403
Series 2018-C, Class A, 3.55%, 08/15/2025	490,000	506,408
Series 2019-A, Class A, 3.14%, 12/15/2025	75,000	77,465
Series 2019-B, Class A, 2.49%, 04/15/2026	260,000	266,078
Series 2019-C, Class A, 2.21%, 07/15/2026.	225,000	229,691
Total Asset-Backed Securities (Cost $26,879,714)		26,955,085

U.S. Government Sponsored Agency Mortgage-Backed Securities–11.44%
Collateralized Mortgage Obligations–1.25%
Fannie Mae Interest STRIPS, IO, 7.00%, 06/25/2023 to 04/25/2032	43,475	4,112
7.50%, 08/25/2023 to 11/25/2023	55,641	4,335
6.50%, 02/25/2032 to 02/25/2033	166,607	35,143
6.00%, 06/25/2033 to 09/25/2035	138,329	27,872
5.50%, 09/25/2033 to 06/25/2035	276,384	52,244

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Conservative Balanced Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
3.00%, 12/25/2020 to 11/25/2027	$156,382	$9,611
4.00%, 08/25/2026 to 08/25/2047	452,323	42,083
6.00%, 11/25/2028	23,008	26,220
13.73% (1 mo. USD LIBOR + 14.10%), 12/25/2033(e)	289	299
0.43% (1 mo. USD LIBOR + 0.25%), 08/25/2035(e)	29,714	29,615
23.89% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	37,698	63,776
23.52% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	4,339	7,023
23.52% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	22,882	37,962
1.12% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	15,839	16,150
1.50%, 01/25/2040	120,658	121,336
5.00%, 04/25/2040 to 09/25/2047	895,212	169,031
IO, 5.50%, 06/25/2023 to 07/25/2046	473,366	373,532
6.52%, 02/25/2024 to 05/25/2035	119,882	23,209
6.92% (7.10% - 1 mo. USD LIBOR), 11/25/2030(e)	40,970	7,655
7.72% (1 mo. USD LIBOR + 7.90%), 11/25/2031(e)	57,453	11,665
7.77% (1 mo. USD LIBOR + 7.95%), 01/25/2032(e)	13,884	2,947
7.92% (1 mo. USD LIBOR + 8.10%), 03/25/2032(e)	15,624	3,591
7.82%, 04/25/2032 to 12/25/2032	190,621	43,168
7.91% (1 mo. USD LIBOR + 8.10%), 12/18/2032(e)	20,016	3,460
8.07%, 02/25/2033 to 05/25/2033	89,289	21,703
7.37% (1 mo. USD LIBOR + 7.55%), 10/25/2033(e)	11,184	2,597
5.87%, 03/25/2035 to 07/25/2038	32,990	6,389
6.57% (6.75% - 1 mo. USD LIBOR), 03/25/2035(e)	6,326	1,119
6.42% (1 mo. USD LIBOR + 6.60%), 05/25/2035(e)	312,256	53,123
3.50%, 08/25/2035	371,217	45,518
5.92% (1 mo. USD LIBOR + 6.10%), 10/25/2035(e)	28,369	5,674
6.36% (1 mo. USD LIBOR + 6.54%), 06/25/2037(e)	53,139	11,388
6.37% (6.55% - 1 mo. USD LIBOR), 10/25/2041(e)	75,345	15,837
5.97% (6.15% - 1 mo. USD LIBOR), 12/25/2042(e)	297,650	61,477
PO, 0.00%, 09/25/2023(h)	14,501	14,289

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass Through Ctfs.,
Series KC02, Class X1, 0.50%, 03/25/2024(g)	$4,853,948	$62,128
Series KC03, Class X1, 0.63%, 11/25/2024(g)	2,714,500	51,317
Series K734, Class X1, 0.79%, 02/25/2026(g)	2,067,746	64,253
Series K735, Class X1, 1.10%, 05/25/2026(g)	2,143,101	105,057
Series K093, Class X1, 1.09%, 05/25/2029(g)	1,652,049	118,664
Freddie Mac REMICs,
4.50%, 07/15/2020	3	3
1.50%, 07/15/2023	188,420	189,268
6.50%, 03/15/2032 to 06/15/2032	75,288	88,832
3.50%, 05/15/2032	19,200	20,612
24.07% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	8,595	14,576
0.58% (1 mo. USD LIBOR + 0.40%), 09/15/2035(e)	46,431	46,499
4.00%, 04/15/2040 to 03/15/2045	200,922	41,120
5.00%, 06/15/2040	1,931	1,936
IO, 7.47%, 07/15/2026 to 03/15/2029	63,308	9,488
3.00%, 06/15/2027 to 05/15/2040	503,073	32,867
2.50%, 05/15/2028	93,619	5,155
6.52% (6.70% - 1 mo. USD LIBOR), 01/15/2035(e)	232,844	47,371
6.57% (6.75% - 1 mo. USD LIBOR), 02/15/2035(e)	14,015	2,821
6.54% (6.72% - 1 mo. USD LIBOR), 05/15/2035(e)	107,888	18,305
6.82% (7.00% - 1 mo. USD LIBOR), 12/15/2037(e)	14,348	3,375
5.82% (1 mo. USD LIBOR + 6.00%), 04/15/2038(e)	5,379	988
5.89% (6.07% - 1 mo. USD LIBOR), 05/15/2038(e)	45,782	9,558
6.07% (1 mo. USD LIBOR + 6.25%), 12/15/2039(e)	22,192	4,416
5.92% (6.10% - 1 mo. USD LIBOR), 01/15/2044(e)	138,513	20,011
Freddie Mac STRIPS, PO,
0.00%, 06/01/2026(h)	8,430	8,185
IO, 7.00%, 04/01/2027	31,182	4,591
3.00%, 12/15/2027	200,307	13,704
3.27%, 12/15/2027(g)	51,519	2,930
6.50%, 02/01/2028	8,395	1,280
6.00%, 12/15/2032	24,737	4,189
		2,348,652

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Conservative Balanced Fund

	Principal
	Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–0.13%
9.00%, 08/01/2022 to 05/01/2025	$480	$521
6.50%, 07/01/2028 to 04/01/2034	12,616	14,360
7.00%, 10/01/2031 to 10/01/2037	40,333	46,470
5.00%, 12/01/2034	1,605	1,795
5.50%, 09/01/2039	163,565	186,252
		249,398

Federal National Mortgage Association (FNMA)–7.47%
5.50%, 09/01/2020	20	20
5.00%, 03/01/2021	2	2
8.50%, 07/01/2032	993	1,000
7.50%, 01/01/2033	34,044	40,343
7.00%, 10/01/2035	2,845	2,855
6.00%, 03/01/2037	72,482	84,655
TBA, 2.50%, 07/01/2035(i)	1,435,000	1,502,097
3.00%, 07/01/2035 to 07/01/2050(i)	7,505,000	7,899,995
3.50%, 07/01/2050(i)	4,340,000	4,564,459
		14,095,426

Government National Mortgage Association (GNMA)–2.59%
7.50%, 01/15/2023 to 06/15/2024	8,226	8,411
8.00%, 04/15/2023	1,842	1,867
7.00%, 01/15/2024	5,684	5,706
IO, 7.30% (7.50% - 1 mo. USD LIBOR), 02/16/2032(e)	50,326	163
6.35% (6.55% - 1 mo. USD LIBOR), 04/16/2037(e)	204,195	41,715
6.45% (6.65% - 1 mo. USD LIBOR), 04/16/2041(e)	96,573	17,693
4.50%, 09/16/2047	317,537	47,752
6.00% (6.20% - 1 mo. USD LIBOR), 10/16/2047(e)	315,704	56,860
TBA, 3.50%, 07/01/2050(i)	4,465,000	4,711,970
		4,892,137
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $21,786,161)		21,585,613

U.S. Treasury Securities–4.72%
U.S. Treasury Bonds–1.85%
1.13%, 05/15/2040	12,900	12,782
2.00%, 02/15/2050	3,028,100	3,467,056
		3,479,838

U.S. Treasury Notes–2.87%
0.13%, 05/15/2023	158,000	157,784
0.25%, 06/15/2023	291,000	291,637
0.25%, 06/30/2025	2,499,600	2,494,962
0.50%, 06/30/2027	442,400	442,728
0.63%, 05/15/2030	2,041,000	2,035,100
		5,422,211
Total U.S. Treasury Securities (Cost $8,766,277)		8,902,049

	Principal
	Amount	Value
Agency Credit Risk Transfer Notes–1.41%
Fannie Mae Connecticut Avenue Securities Series 2014-C02, Class M2, 4.58% (1 mo. USD LIBOR + 4.40%), 01/25/2024(e)	$211,310	$189,022
Series 2014-C02, Class 1M2, 2.78% (1 mo. USD LIBOR + 2.60%), 05/25/2024(e)	96,419	85,162
Series 2014-C03, Class 2M2, 3.08% (1 mo. USD LIBOR + 2.90%), 07/25/2024(e)	24,909	23,051
Series 2014-C03, Class 1M2, 3.18% (1 mo. USD LIBOR + 3.00%), 07/25/2024(e)	246,461	218,007
Series 2014-C04, Class 2M2, 5.18% (1 mo. USD LIBOR + 5.00%), 11/25/2024(e)	250,824	259,613
Series 2016-C01, Class 1M2, 6.93% (1 mo. USD LIBOR + 6.75%), 08/25/2028(e)	112,679	118,971
Series 2016-C02, Class 1M2, 6.18% (1 mo. USD LIBOR + 6.00%), 09/25/2028(e)	206,182	215,412
Series 2016-C06, Class 1M2, 4.43% (1 mo. USD LIBOR + 4.25%), 04/25/2029(e)	259,875	273,787
Series 2017-C01, Class 1M2, 3.73% (1 mo. USD LIBOR + 3.55%), 07/25/2029(e)	157,939	161,942
Series 2017-C03, Class 1M1, 1.13% (1 mo. USD LIBOR + 0.95%), 10/25/2029(e)	17,458	17,455
Freddie Mac Series 2014-DN1, Class M2, STACR®, 2.38% (1 mo. USD LIBOR + 2.20%), 02/25/2024(e)	16,478	16,535
Series 2014-DN3, Class M3, STACR®, 4.17% (1 mo. USD LIBOR + 4.00%), 08/25/2024(e)	133,500	136,563
Series 2014-HQ2, Class M3, STACR®, 3.93% (1 mo. USD LIBOR + 3.75%), 09/25/2024(e)	335,000	345,388
Series 2016-DNA2, Class M3, STACR®, 4.82% (1 mo. USD LIBOR + 4.65%), 10/25/2028(e)	189,297	198,753
Series 2016-DNA4, Class M2, STACR®, 1.48% (1 mo. USD LIBOR + 1.30%), 03/25/2029(e)	17,810	17,797
Series 2018-HQA1, Class M2, STACR®, 2.48% (1 mo. USD LIBOR + 2.30%), 09/25/2030(e)	88,165	87,680
Series 2018-DNA2, Class M1, STACR®, 0.98% (1 mo. USD LIBOR + 0.80%), 12/25/2030(c)(e)	49,435	49,341
Series 2018-HRP2, Class M2, STACR®, 1.43% (1 mo. USD LIBOR + 1.25%), 02/25/2047(c)(e)	164,282	162,128
Series 2018-DNA3, Class M1, STACR®, 0.93% (1 mo. USD LIBOR + 0.75%), 09/25/2048(c)(e)	177	177

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Conservative Balanced Fund

	Principal
	Amount	Value
Series 2018-HQA2, Class M1, STACR®, 0.93% (1 mo. USD LIBOR + 0.75%), 10/25/2048(c)(e)	$28,180	$28,147
Series 2019-HRP1, Class M2, STACR®, 1.57% (1 mo. USD LIBOR + 1.40%), 02/25/2049(c)(e)	60,000	57,532
Total Agency Credit Risk Transfer Notes (Cost $2,815,524)		2,662,463

Municipal Obligations–0.24%
Massachusetts (Commonwealth of), Series 2020 C, Ref. GO Bonds, 2.51%, 07/01/2041	100,000	100,550

	Principal
	Amount	Value
Texas (State of) Transportation Commission, Series 2020, Ref. GO Bonds, 2.56%, 04/01/2042	$90,000	$91,519
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	265,000	253,385
Total Municipal Obligations (Cost $455,000)		445,454
TOTAL INVESTMENTS IN SECURITIES–98.79% (Cost $166,738,818)		186,363,322
OTHER ASSETS LESS LIABILITIES—1.21%		2,279,100
NET ASSETS–100.00%		$188,642,422

Investment Abbreviations:

ADR	– American Depositary Receipt
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
GO	– General Obligation
ICE	– Intercontinental Exchange
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
PO	– Principal only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
Rts.	– Rights
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2020 was $26,842,254, which represented 14.23% of the Fund’s Net Assets.

(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2020.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2020.

(h)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(i)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1L.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	134	September-2020	$29,590,969	$9,212	$9,212
U.S. Treasury Long Bonds	5	September-2020	892,813	6,241	6,241
U.S. Treasury Ultra Bonds	37	September-2020	8,071,781	21,611	21,611
Subtotal–Long Futures Contracts				37,064	37,064

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Conservative Balanced Fund

Open Futures Contracts–(continued)

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	1	September-2020	$(125,742)	$(283)	$(283)
U.S. Treasury 10 Year Notes	56	September-2020	(7,793,625)	(18,494)	(18,494)
U.S. Treasury 10 Year Ultra Bonds	3	September-2020	(472,453)	884	884
Subtotal–Short Futures Contracts				(17,893)	(17,893)
Total Futures Contracts				$19,171	$19,171

Portfolio Composition

By security type, based on Net Assets

as of June 30, 2020

Common Stocks & Other Equity Interests	38.75%
U.S. Dollar Denominated Bonds & Notes	27.94
Asset-Backed Securities	14.29
U.S. Government Sponsored Agency Mortgage-Backed Securities	11.44
U.S. Treasury Securities	4.72
Agency Credit Risk Transfer Notes	1.41
Municipal Obligations	0.24
Other Assets Less Liabilities	1.21

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Conservative Balanced Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $166,738,818)	$186,363,322
Other investments:
Variation margin receivable – futures contracts	509,299
Cash	21,731,299
Receivable for:
Investments sold	3,433,458
Fund shares sold	12,010
Dividends	57,567
Interest	536,577
Principal paydowns	484
Investment for trustee deferred compensation and retirement plans	48,719
Total assets	212,692,735

Liabilities:
Payable for:
Investments purchased	22,471,393
Fund shares reacquired	1,301,280
Accrued fees to affiliates	88,901
Accrued trustees’ and officers’ fees and benefits	2,920
Accrued other operating expenses	137,100
Trustee deferred compensation and retirement plans	48,719
Total liabilities	24,050,313
Net assets applicable to shares outstanding	$188,642,422

Net assets consist of:
Shares of beneficial interest	$154,095,157
Distributable earnings	34,547,265
$188,642,422

Net Assets:
Series I	$143,566,053
Series II	$45,076,369

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	8,450,609
Series II	2,692,671
Series I:
Net asset value per share	$16.99
Series II:
Net asset value per share	$16.74

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $11)	$1,665,746
Dividends (net of foreign withholding taxes of $6,863)	703,279
Total investment income	2,369,025

Expenses:
Advisory fees	679,495
Administrative services fees	142,198
Custodian fees	25,037
Distribution fees – Series II	55,283
Transfer agent fees	13,252
Trustees’ and officers’ fees and benefits	8,572
Reports to shareholders	25,406
Professional services fees	23,772
Other	4,115
Total expenses	977,130
Less: Fees waived	(303,026)
Net expenses	674,104
Net investment income	1,694,921

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	3,435,985
Foreign currencies	(10)
Futures contracts	1,502,852
4,938,827
Change in net unrealized appreciation of:
Investment securities	616,127
Foreign currencies	19
Futures contracts	373,315
989,461
Net realized and unrealized gain	5,928,288
Net increase in net assets resulting from operations	$7,623,209

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Conservative Balanced Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income	$1,694,921	$3,922,312

Net realized gain	4,938,827	4,974,593

Change in net unrealized appreciation	989,461	21,690,735

Net increase in net assets resulting from operations	7,623,209	30,587,640

Distributions to shareholders from distributable earnings:
Series I	–	(5,596,424)

Series II	–	(1,648,251)

Total distributions from distributable earnings	–	(7,244,675)

Share transactions–net:
Series I	(6,544,495)	(13,751,593)

Series II	(2,673,087)	(2,673,730)

Net increase (decrease) in net assets resulting from share transactions	(9,217,582)	(16,425,323)

Net increase (decrease) in net assets	(1,594,373)	6,917,642

Net assets:
Beginning of period	190,236,795	183,319,153

End of period	$188,642,422	$190,236,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Conservative Balanced Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net
			(losses)								net assets		assets without		Ratio of net
	Net asset		on securities		Dividends	Distributions					with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations(a)	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed(c)		net assets		turnover (d)(e)
Series I
Six months ended 06/30/20	$16.31	$0.15	$0.53	$0.68	$–	$–	$–	$16.99	4.17%	$143,566	0.67	%(f)	1.00	%(f)	1.89	%(f)	160%
Year ended 12/31/19	14.43	0.33	2.16	2.49	(0.36)	(0.25)	(0.61)	16.31	17.51	144,384	0.67		1.00		2.11		68
Year ended 12/31/18	15.92	0.32	(1.13)	(0.81)	(0.31)	(0.37)	(0.68)	14.43	(5.32)	140,290	0.67		0.98		2.05		60
Year ended 12/31/17	14.86	0.27	1.09	1.36	(0.30)	–	(0.30)	15.92	9.25	166,015	0.67		0.94		1.74		76
Year ended 12/31/16	14.46	0.26	0.49	0.75	(0.35)	–	(0.35)	14.86	5.26	172,573	0.67		0.94		1.78		68
Year ended 12/31/15	14.67	0.31	(0.18)	0.13	(0.34)	–	(0.34)	14.46	0.83	182,406	0.67		0.91		2.09		68
Series II
Six months ended 06/30/20	16.09	0.13	0.52	0.65	–	–	–	16.74	4.04	45,076	0.92	(f)	1.25	(f)	1.64	(f)	160
Year ended 12/31/19	14.24	0.29	2.13	2.42	(0.32)	(0.25)	(0.57)	16.09	17.22	45,853	0.92		1.25		1.86		68
Year ended 12/31/18	15.71	0.27	(1.10)	(0.83)	(0.27)	(0.37)	(0.64)	14.24	(5.53)	43,029	0.92		1.23		1.80		60
Year ended 12/31/17	14.67	0.23	1.07	1.30	(0.26)	–	(0.26)	15.71	8.95	51,633	0.92		1.19		1.49		76
Year ended 12/31/16	14.28	0.22	0.48	0.70	(0.31)	–	(0.31)	14.67	4.96	51,743	0.92		1.19		1.53		68
Year ended 12/31/15	14.49	0.27	(0.18)	0.09	(0.30)	–	(0.30)	14.28	0.57	52,226	0.92		1.16		1.84		68

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.
(d)

The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $489,567,330 and $509,769,207, $685,887,902 and $703,549,464, $729,295,309 and $711,803,922, $737,550,642 and $742,753,245 and $829,988,104 and $849,696,153 for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $141,269 and $44,469 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Conservative Balanced Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Oppenheimer V.I. Conservative Balanced Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek total return.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash

Invesco Oppenheimer V.I. Conservative Balanced Fund

dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain

Invesco Oppenheimer V.I. Conservative Balanced Fund

(loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on borrowings.

M.

Other Risks – Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

N.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $ 200 million	0.750%

Next $ 200 million	0.720%

Next $ 200 million	0.690%

Next $ 200 million	0.660%

Over $ 800 million	0.600%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.74%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.67% and Series II shares to 0.92% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $303,026.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $13,216 for accounting and fund administrative services and was reimbursed $128,982 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Invesco Oppenheimer V.I. Conservative Balanced Fund

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$73,098,362	$–	$–	$73,098,362

U.S. Dollar Denominated Bonds & Notes	–	52,714,296	–	52,714,296

Asset-Backed Securities	–	26,955,085	–	26,955,085

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	21,585,613	–	21,585,613

U.S. Treasury Securities	–	8,902,049	–	8,902,049

Agency Credit Risk Transfer Notes	–	2,662,463	–	2,662,463

Municipal Obligations	–	445,454	–	445,454

Total Investments in Securities	73,098,362	113,264,960	–	186,363,322

Other Investments - Assets*

Futures Contracts	37,948	–	–	37,948

Other Investments - Liabilities*

Futures Contracts	(18,777)	–	–	(18,777)

Total Other Investments	19,171	–	–	19,171

Total Investments	$73,117,533	$113,264,960	$–	$186,382,493

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

      For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

Value
Interest
Derivative Assets	Rate Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$37,948

Derivatives not subject to master netting agreements	(37,948)

Total Derivative Assets subject to master netting agreements	$-

Invesco Oppenheimer V.I. Conservative Balanced Fund

Value
Interest
Derivative Liabilities	Rate Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(18,777)

Derivatives not subject to master netting agreements	18,777

Total Derivative Liabilities subject to master netting agreements	$-

(a)	The daily variation margin receivable at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Interest
Rate Risk

Realized Gain:
Futures contracts	$1,502,852

Change in Net Unrealized Appreciation:
Futures contracts	373,315

Total	$1,876,167

The table below summarizes the average notional value of derivatives held during the period.
Futures
Contracts

Average notional value	$37,136,740

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $207,360,570 and $211,632,448, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $83,477,258 and $81,986,894, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$25,650,012

Aggregate unrealized (depreciation) of investments	(5,734,173)

Net unrealized appreciation of investments	$19,915,839

Cost of investments for tax purposes is $166,466,654.

Invesco Oppenheimer V.I. Conservative Balanced Fund

NOTE 9—Share Information

		Summary of Share Activity
	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Series I	187,868	$3,102,963	137,278	$2,146,719
Series II	201,280	3,059,132	190,204	2,932,620

Issued as reinvestment of dividends:
Series I	-	-	362,933	5,596,424
Series II	-	-	108,224	1,648,251

Reacquired:
Series I	(591,092)	(9,647,458)	(1,371,558)	(21,494,736)
Series II	(358,577)	(5,732,219)	(470,960)	(7,254,601)
Net increase (decrease) in share activity	(560,521)	$(9,217,582)	(1,043,879)	$(16,425,323)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 11—Significant Event

Effective on or about April 30, 2021, the name of the Fund and all references thereto will change from Invesco Oppenheimer V.I. Conservative Balanced Fund to Invesco V.I. Conservative Balanced Fund.

Invesco Oppenheimer V.I. Conservative Balanced Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,041.70	$3.40	$1,021.53	$3.37	0.67%
Series II	1,000.00	1,040.40	4.67	1,020.29	4.62	0.92

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco Oppenheimer V.I. Conservative Balanced Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Oppenheimer V.I. Conservative Balanced Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Oppenheimer V.I. Conservative Balanced Index. The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period, the fifth quintile for the three year period, and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board noted that stock selection in and underweight exposure to certain equity sectors, as well as overweight exposure to asset and mortgage-backed securities, detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology

Invesco Oppenheimer V.I. Conservative Balanced Fund

used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco Oppenheimer V.I. Conservative Balanced Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

    If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

    You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
Invesco Distributors, Inc.	O-VIDMCG-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	9.41%
Series II Shares	9.20
Russell Midcap Growth Index▼	4.16

Source(s): ▼RIMES Technologies Corp.

The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (8/15/86)	9.96%
10 Years	16.39
5 Years	12.88
1 Year	17.28

Series II Shares
Inception (10/16/00)	3.19%
10 Years	16.09
5 Years	12.58
1 Year	16.91

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Discovery Mid Cap Growth Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund. Returns shown above, prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.82%

Alternative Carriers–0.38%
Cogent Communications Holdings, Inc.	47,745	$3,693,553

Apparel Retail–1.41%
Burlington Stores, Inc.(b)	70,129	13,810,504

Apparel, Accessories & Luxury Goods–1.76%
lululemon athletica, inc.(b)	54,970	17,151,190

Application Software–15.74%
Alteryx, Inc., Class A(b)	66,345	10,899,156

ANSYS, Inc.(b)	35,682	10,409,510

Atlassian Corp. PLC, Class A(b)	80,921	14,587,629

Coupa Software, Inc.(b)	55,504	15,376,828

DocuSign, Inc.(b)	68,978	11,878,701

Dynatrace, Inc.(b)	164,667	6,685,480

Paycom Software, Inc.(b)	19,423	6,015,886

RingCentral, Inc., Class A(b)	88,273	25,158,688

Splunk, Inc.(b)	89,364	17,756,627

Synopsys, Inc.(b)	105,989	20,667,855

Trade Desk, Inc. (The), Class A(b)	35,324	14,359,206

		153,795,566

Asset Management & Custody Banks–0.99%
KKR & Co., Inc., Class A	312,602	9,653,150

Auto Parts & Equipment–0.70%
Aptiv PLC	87,605	6,826,182

Automotive Retail–1.12%
O’Reilly Automotive, Inc.(b)	25,867	10,907,338

Biotechnology–2.28%
Alnylam Pharmaceuticals, Inc.(b)	52,764	7,814,876

Neurocrine Biosciences, Inc.(b)	36,610	4,466,420

Seattle Genetics, Inc.(b)	58,834	9,997,073

		22,278,369

Building Products–0.88%
Trex Co., Inc.(b)	65,783	8,556,395

Cable & Satellite–1.40%
Cable One, Inc.	7,733	13,724,915

Construction Materials–0.72%
Martin Marietta Materials, Inc.	33,877	6,997,972

Consumer Electronics–0.94%
Garmin Ltd.	94,365	9,200,588

Data Processing & Outsourced Services–1.62%
Black Knight, Inc.(b)	82,146	5,960,514

Euronet Worldwide, Inc.(b)	51,881	4,971,237

Global Payments, Inc.	28,905	4,902,866

		15,834,617

Distributors–2.24%
Pool Corp.	80,445	21,870,582

	Shares	Value

Diversified Support Services–1.95%
Cintas Corp.	27,650	$7,364,854

Copart, Inc.(b)	140,919	11,734,325

		19,099,179

Electrical Components & Equipment–1.85%
AMETEK, Inc.	134,911	12,056,996

Rockwell Automation, Inc.	28,085	5,982,105

		18,039,101

Electronic Equipment & Instruments–0.82%
Keysight Technologies, Inc.(b)	79,422	8,004,149

Environmental & Facilities Services–0.95%
Republic Services, Inc.	113,638	9,323,998

Fertilizers & Agricultural Chemicals–0.88%
FMC Corp.	86,521	8,619,222

Financial Exchanges & Data–3.10%
MarketAxess Holdings, Inc.	22,860	11,451,031

MSCI, Inc.	56,547	18,876,520

		30,327,551

Health Care Equipment–9.92%
DexCom, Inc.(b)	67,878	27,517,741

IDEXX Laboratories, Inc.(b)	31,215	10,305,945

Masimo Corp.(b)	76,477	17,435,991

ResMed, Inc.	75,155	14,429,760

STERIS PLC	80,012	12,277,041

Teleflex, Inc.	41,138	14,973,409

		96,939,887

Health Care Supplies–2.91%
Align Technology, Inc.(b)	32,924	9,035,663

Quidel Corp.(b)	10,705	2,395,137

West Pharmaceutical Services, Inc.	74,679	16,964,828

		28,395,628

Health Care Technology–1.38%
Veeva Systems, Inc., Class A(b)	57,316	13,436,017

Homebuilding–1.79%
D.R. Horton, Inc.	216,149	11,985,462

TopBuild Corp.(b)	48,485	5,516,139

		17,501,601

Household Products–0.69%
Clorox Co. (The)	30,593	6,711,186

Industrial Conglomerates–1.95%
Roper Technologies, Inc.	49,177	19,093,462

Industrial Machinery–1.51%
IDEX Corp.	55,077	8,704,369

Nordson Corp.	31,655	6,005,270

		14,709,639

Insurance Brokers–0.89%
Arthur J. Gallagher & Co.	89,290	8,704,882

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

	Shares	Value

Interactive Home Entertainment–0.70%
Zynga, Inc., Class A(b)	721,234	$6,880,572

Internet & Direct Marketing Retail–0.53%
Chewy, Inc., Class A(b)	116,989	5,228,238

Internet Services & Infrastructure–2.28%
Twilio, Inc., Class A(b)	75,563	16,580,034

Wix.com Ltd. (Israel)(b)	22,174	5,681,422

		22,261,456

Investment Banking & Brokerage–1.36%
LPL Financial Holdings, Inc.	169,073	13,255,323

IT Consulting & Other Services–2.84%
Booz Allen Hamilton Holding Corp.	125,555	9,766,923

CACI International, Inc., Class A(b)	33,724	7,314,061

EPAM Systems, Inc.(b)	42,155	10,623,482

		27,704,466

Life Sciences Tools & Services–2.34%
Bio-Rad Laboratories, Inc., Class A(b)	21,443	9,681,300

Bio-Techne Corp.	21,129	5,579,535

ICON PLC (Ireland)(b)	44,872	7,559,137

		22,819,972

Managed Health Care–1.00%
Centene Corp.(b)	153,222	9,737,258

Office REITs–0.89%
Alexandria Real Estate Equities, Inc.	53,531	8,685,405

Packaged Foods & Meats–1.11%
McCormick & Co., Inc.	60,521	10,858,073

Paper Packaging–0.81%
Avery Dennison Corp.	69,114	7,885,216

Pharmaceuticals–1.44%
Catalent, Inc.(b)	110,887	8,128,017

Royalty Pharma PLC, Class A(b)	122,236	5,934,558

		14,062,575

Railroads–0.99%
Kansas City Southern	65,085	9,716,540

Regional Banks–1.14%
First Republic Bank	105,256	11,156,084

Research & Consulting Services–4.02%
CoStar Group, Inc.(b)	19,824	14,088,322

	Shares	Value

Research & Consulting Services–(continued)
IHS Markit Ltd.	94,539	$7,137,694

TransUnion	206,893	18,007,967

		39,233,983

Restaurants–2.45%
Chipotle Mexican Grill, Inc.(b)	16,275	17,127,159

Domino’s Pizza, Inc.	18,391	6,794,371

		23,921,530

Semiconductor Equipment–4.20%
KLA Corp.	84,344	16,403,221

Lam Research Corp.	52,367	16,938,630

MKS Instruments, Inc.	67,519	7,645,852

		40,987,703

Semiconductors–4.19%
Marvell Technology Group Ltd.	336,634	11,802,388

Microchip Technology, Inc.	114,207	12,027,139

Monolithic Power Systems, Inc.	72,197	17,110,689

		40,940,216

Specialized REITs–1.49%
SBA Communications Corp., Class A	48,725	14,516,152

Systems Software–0.93%
Crowdstrike Holdings, Inc., Class A(b)	90,991	9,125,487

Technology Distributors–1.08%
CDW Corp.	91,105	10,584,579

Trucking–1.26%
Old Dominion Freight Line, Inc.	72,580	12,308,842

Total Common Stocks & Other Equity Interests (Cost $676,651,598)		975,076,093

Money Market Funds–0.70%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)(d)	2,400,753	2,400,753

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)(d)	1,714,104	1,715,303

Invesco Treasury Portfolio, Institutional Class, 0.08%(c)(d)	2,743,717	2,743,717

Total Money Market Funds (Cost $6,859,809)		6,859,773

TOTAL INVESTMENTS IN SECURITIES–100.52% (Cost $683,511,407)		981,935,866

OTHER ASSETS LESS LIABILITIES–(0.52)%		(5,049,721)

NET ASSETS–100.00%		$976,886,145

Investment Abbreviations:

REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value June 30, 2020	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$5,411,943	$129,501,462	$(132,512,652)	$ -	$ -	$2,400,753	$34,490

Invesco Liquid Assets Portfolio, Institutional Class	-	17,679,426	(15,965,109)	(35)	1,021	1,715,303	3,474

Invesco Treasury Portfolio, Institutional Class	-	27,506,353	(24,762,636)	-	-	2,743,717	1,185

Total	$5,411,943	$174,687,241	$(173,240,397)	$(35)	$1,021	$6,859,773	$39,149

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Information Technology	33.70%

Health Care	21.26

Industrials	15.36

Consumer Discretionary	12.94

Financials	7.48

Communication Services	2.49

Materials	2.41

Real Estate	2.38

Consumer Staples	1.80

Money Market Funds Plus Other Assets Less Liabilities	0.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $ 676,651,598)	$975,076,093

Investments in affiliated money market funds, at value (Cost $ 6,859,809)	6,859,773

Cash	497,913

Receivable for:
Investments sold	3,220,366

Fund shares sold	564,046

Dividends	264,280

Investment for trustee deferred compensation and retirement plans	180,309

Total assets	986,662,780

Liabilities:
Payable for:
Investments purchased	1,315,966

Fund shares reacquired	7,562,727

Accrued fees to affiliates	418,547

Accrued trustees’ and officers’ fees and benefits	4,080

Accrued other operating expenses	286,663

Trustee deferred compensation and retirement plans	188,652

Total liabilities	9,776,635

Net assets applicable to shares outstanding	$976,886,145

Net assets consist of:
Shares of beneficial interest	$661,602,175

Distributable earnings	315,283,970

$976,886,145

Net Assets:
Series I	$814,408,263

Series II	$162,477,882

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	9,793,032

Series II	2,128,154

Series I:
Net asset value and offering price per share	$83.16

Series II:
Net asset value and offering price per share	$76.35

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $3,813)	$1,845,706

Dividends from affiliated money market funds	39,149

Total investment income	1,884,855

Expenses:
Advisory fees	2,665,204

Administrative services fees	629,825

Custodian fees	2,132

Distribution fees - Series II	104,532

Transfer agent fees	25,790

Trustees’ and officers’ fees and benefits	11,343

Reports to shareholders	27,251

Professional services fees	19,750

Other	(4,171)

Total expenses	3,481,656

Less: Fees waived	(301,838)

Net expenses	3,179,818

Net investment income (loss)	(1,294,963)

Realized and unrealized gain from:
Net realized gain from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(118,411))	19,290,430

Foreign currencies	35

19,290,465

Change in net unrealized appreciation of investment securities	73,127,494

Net realized and unrealized gain	92,417,959

Net increase in net assets resulting from operations	$91,122,996

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income (loss)	$(1,294,963)	$260,969

Net realized gain	19,290,465	67,792,034

Change in net unrealized appreciation	73,127,494	163,454,901

Net increase in net assets resulting from operations	91,122,996	231,507,904

Distributions to shareholders from distributable earnings:
Series I	(59,869,406)	(84,658,513)

Series II	(5,791,819)	(5,797,957)

Total distributions from distributable earnings	(65,661,225)	(90,456,470)

Share transactions–net:
Series I	107,515,187	(25,925,623)

Series II	99,172,774	8,283,693

Net increase (decrease) in net assets resulting from share transactions	206,687,961	(17,641,930)

Net increase in net assets	232,149,732	123,409,504

Net assets:
Beginning of period	744,736,413	621,326,909

End of period	$976,886,145	$744,736,413

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Series I
Six months ended 06/30/20	$83.82	$(0.12)		$6.80	$6.68	$(0.04)	$(7.30)	$(7.34)	$83.16	9.41%	$814,408	0.80	%(e)	0.88	%(e)	(0.31	)%(e)	46%
Year ended 12/31/19	68.65	0.04	(f)	26.04	26.08	-	(10.91)	(10.91)	83.82	39.37	693,424	0.80		0.87		0.05	(f)	76
Year ended 12/31/18	84.21	(0.19)		(3.07)	(3.26)	-	(12.30)	(12.30)	68.65	(6.08)	586,273	0.80		0.86		(0.23)		104
Year ended 12/31/17	72.65	(0.10)		20.08	19.98	(0.03)	(8.39)	(8.42)	84.21	28.79	694,675	0.80		0.84		(0.12)		105
Year ended 12/31/16	76.85	0.03		1.69	1.72	-	(5.92)	(5.92)	72.65	2.34	603,708	0.80		0.84		0.04		141
Year ended 12/31/15	78.82	(0.19)		5.67	5.48	-	(7.45)	(7.45)	76.85	6.61	660,450	0.80		0.83		(0.24)		81
Series II
Six months ended 06/30/20	77.70	(0.20)		6.15	5.95	-	(7.30)	(7.30)	76.35	9.20	162,478	1.05	(e)	1.13	(e)	(0.56	)(e)	46
Year ended 12/31/19	64.41	(0.14	)(f)	24.34	24.20	-	(10.91)	(10.91)	77.70	39.01	51,312	1.05		1.12		(0.19	)(f)	76
Year ended 12/31/18	79.87	(0.37)		(2.79)	(3.16)	-	(12.30)	(12.30)	64.41	(6.31)	35,054	1.05		1.11		(0.48)		104
Year ended 12/31/17	69.43	(0.28)		19.11	18.83	-	(8.39)	(8.39)	79.87	28.46	39,599	1.05		1.09		(0.37)		105
Year ended 12/31/16	73.88	(0.15)		1.62	1.47	-	(5.92)	(5.92)	69.43	2.08	32,252	1.05		1.09		(0.21)		141
Year ended 12/31/15	76.21	(0.38)		5.50	5.12	-	(7.45)	(7.45)	73.88	6.35	37,029	1.05		1.08		(0.49)		81

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)

Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively. (d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended June 30, 2020, the portfolio turnover calculation excludes the value of securities purchased of $123,217,891 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Mid Cap Growth Fund into the Fund.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $690,273 and $84,085 for Series I and Series II shares, respectively.
(f)

Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended December 31, 2019. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.13) and (0.16)% for Series I Shares and $(0.30) and (0.40)% for Series II Shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $700 million	0.600%

Over $1.5 billion	0.580%

*	The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with Invesco.

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.70%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $301,838.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $55,231 for accounting and fund administrative services and was reimbursed $574,594 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2020, the Fund incurred $888 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2020, the Fund engaged in securities sales of $993,638, which resulted in net realized gains (losses) of $(118,411).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $332,999,817 and $337,440,688, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$304,240,528

Aggregate unrealized (depreciation) of investments	(6,823,291)

Net unrealized appreciation of investments	$297,417,237

Cost of investments for tax purposes is $684,518,629.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Series I	774,748	$59,254,466	189,092	$15,154,696

Series II	1,149,736	78,820,461	150,758	11,141,446

Issued as reinvestment of dividends:
Series I	839,683	59,869,406	1,097,324	84,658,513

Series II	88,384	5,791,819	80,955	5,797,957

Issued in connection with acquisitions:(b)
Series I	803,912	57,978,197	-	-

Series II	775,472	51,406,035	-	-

Reacquired:
Series I	(897,919)	(69,586,882)	(1,553,777)	(125,738,832)

Series II	(545,799)	(36,845,541)	(115,611)	(8,655,710)

Net increase (decrease) in share activity	2,988,217	$206,687,961	(151,259)	$(17,641,930)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on April 30, 2020, the Fund acquired all the net assets of Invesco V.I. Mid Cap Growth Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020 and by the shareholders of the Target Fund on April 24, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 1,579,384 shares of the Fund for 30,799,415 shares outstanding of the Target Fund as of the close of business on April 30, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 30, 2020. The Target Fund’s net assets as of the close of business on April 30, 2020 of $109,384,232, including $25,370,264 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $753,884,660 and $863,268,891 immediately after the acquisition.

The pro forma results of operations for the six months ended June 30, 2020 assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period are as follows:

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Net investment income (loss)	$(1,959,739)

Net realized/unrealized gains	79,379,078

Change in net assets resulting from operations	$77,419,339

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 1, 2020.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 11–Significant Event

Effective on or about April 30, 2021, the name of the Fund and all references thereto will change from Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund to Invesco V.I. Discovery Mid Cap Growth Fund.

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,094.10	$4.17	$1,020.89	$4.02	0.80%
Series II	1,000.00	1,092.00	5.46	1,019.64	5.27	1.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Growth Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E. Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco Oppenheimer V.I. Global Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIGLBL-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-1.81%
Series II Shares	-1.93
MSCI All Country World Index▼	-6.25
Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World Index (Net) is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20
Series I Shares
Inception (11/12/90)	9.87%
10 Years	11.26
5 Years	7.69
1 Year	6.53
Series II Shares
Inception (7/13/00)	6.19%
10 Years	10.98
5 Years	7.42
1 Year	6.28

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Global Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Global Fund. Returns shown above, prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Invesco Oppenheimer V.I. Global Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Oppenheimer V.I. Global Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco Oppenheimer V.I. Global Fund

Schedule of Investments

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.09%
Brazil–0.60%
StoneCo Ltd., Class A(a)	355,600	$13,783,056

China–3.55%
JD.com, Inc., ADR(a)	1,353,404	81,447,853

France–9.62%
Airbus SE	687,322	48,908,963
Dassault Systemes SE	39,172	6,751,045
Kering S.A.	100,733	54,715,092
LVMH Moet Hennessy Louis Vuitton SE	228,470	100,069,571
Societe Generale S.A.(a)	600,506	9,990,541
		220,435,212

Germany–3.21%
SAP SE	528,245	73,529,328

India–2.83%
DLF Ltd.	19,535,883	38,297,424
ICICI Bank Ltd., ADR	2,873,443	26,694,285
		64,991,709

Italy–0.22%
Brunello Cucinelli S.p.A.(a)	169,819	5,039,646

Japan–14.40%
Capcom Co. Ltd.	627,500	22,774,183
FANUC Corp.	131,400	23,480,216
Keyence Corp.	144,144	60,183,327
MINEBEA MITSUMI, Inc.	404,200	7,328,507
Murata Manufacturing Co. Ltd.	951,200	55,734,776
Nidec Corp.	838,899	56,010,672
Omron Corp.	493,500	33,062,914
Takeda Pharmaceutical Co. Ltd.	575,994	20,557,605
TDK Corp.	513,200	50,875,792
		330,007,992

Netherlands–0.89%
ASML Holding N.V.	27,915	10,233,031
uniQure N.V.(a)	226,662	10,213,390
		20,446,421

Spain–1.32%
Industria de Diseno Textil S.A.	1,147,418	30,336,878

Sweden–2.87%
Assa Abloy AB, Class B	1,406,145	28,550,650
Atlas Copco AB, Class A	878,389	37,143,632
		65,694,282

Switzerland–0.26%
Zur Rose Group AG(a)	21,836	5,951,135

United Kingdom–2.16%
Farfetch Ltd., Class A(a)	686,835	11,861,640
Prudential PLC	1,877,167	28,269,509
Unilever PLC	173,965	9,379,767
		49,510,916

	Shares	Value
United States–56.16%
Adobe, Inc.(a)	269,213	$117,191,111
Agilent Technologies, Inc.	407,831	36,040,025
Alphabet, Inc., Class A(a)	135,091	191,565,793
Amazon.com, Inc.(a)	11,705	32,291,988
Analog Devices, Inc.	19,472	2,388,046
Anthem, Inc.	131,299	34,529,011
Avantor, Inc.(a)	1,290,323	21,935,491
Blueprint Medicines Corp.(a)	146,294	11,410,932
Boston Scientific Corp.(a)	303,577	10,658,588
Centene Corp.(a)	372,562	23,676,315
Colgate-Palmolive Co.	227,160	16,641,742
Electronic Arts, Inc.(a)	173,404	22,897,998
Equifax, Inc.	230,170	39,561,620
Facebook, Inc., Class A(a)	450,366	102,264,608
Fidelity National Information Services, Inc.	226,591	30,383,587
Illumina, Inc.(a)	32,096	11,886,754
Incyte Corp.(a)	154,117	16,023,545
Intel Corp.	208,151	12,453,674
International Game Technology PLC	761,308	6,775,641
Intuit, Inc.	304,206	90,102,775
Ionis Pharmaceuticals, Inc.(a)	272,464	16,064,477
IQVIA Holdings, Inc.(a)	48,575	6,891,821
MacroGenics, Inc.(a)	530,500	14,811,560
Maxim Integrated Products, Inc.	927,051	56,188,561
Microsoft Corp.	125,632	25,567,368
PayPal Holdings, Inc.(a)	437,821	76,281,553
Pegasystems, Inc.	74,215	7,508,332
Phathom Pharmaceuticals, Inc.(a)	246,764	8,121,003
S&P Global, Inc.	333,796	109,979,106
Sage Therapeutics, Inc.(a)	125,198	5,205,733
Sarepta Therapeutics, Inc.(a)	114,986	18,436,855
Twist Bioscience Corp.(a)	13,582	615,265
United Parcel Service, Inc., Class B	277,465	30,848,559
Veracyte, Inc.(a)	287,274	7,440,397
Visa, Inc., Class A	135,126	26,102,289
Walt Disney Co. (The)(a)	317,943	35,453,824
Zimmer Biomet Holdings, Inc.	92,250	11,010,961
		1,287,206,908
Total Common Stocks & Other Equity Interests (Cost $996,943,435)		2,248,381,336

Preferred Stocks–0.01%
India–0.01%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	4,053,320	187,356

Money Market Funds–1.59%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(b)(c) (Cost $36,431,638)	36,431,638	36,431,638
TOTAL INVESTMENTS IN SECURITIES–99.69% (Cost $1,033,375,073)		2,285,000,330
OTHER ASSETS LESS LIABILITIES–0.31%		7,049,924
NET ASSETS–100.00%		$2,292,050,254

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Fund

Investment Abbreviations:

ADR - American Depositary Receipt

Pfd. - Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$20,491,964	$163,623,964	$(147,684,290)	$-	$-	$36,431,638	$33,132

(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Information Technology	32.65%
Communication Services	16.37
Consumer Discretionary	14.07
Health Care	12.46
Industrials	11.86
Financials	7.63
Other Sectors, Each Less than 2% of Net Assets	3.06
Money Market Funds Plus Other Assets Less Liabilities	1.90

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $996,943,435)	$2,248,568,692
Investments in affiliated money market funds, at value (Cost $36,431,638)	36,431,638
Cash	2,000,000
Foreign currencies, at value (Cost $8)	8
Receivable for:
Investments sold	6,594,689
Fund shares sold	91,736
Dividends	6,006,667
Investment for trustee deferred compensation and retirement plans	151,847
Total assets	2,299,845,277

Liabilities:
Payable for:
Investments purchased	170,233
Fund shares reacquired	6,151,091
Accrued fees to affiliates	982,102
Accrued trustees’ and officers’ fees and benefits	5,041
Accrued other operating expenses	334,709
Trustee deferred compensation and retirement plans	151,847
Total liabilities	7,795,023
Net assets applicable to shares outstanding	$2,292,050,254

Net assets consist of:
Shares of beneficial interest	$881,777,710
Distributable earnings	1,410,272,544
$2,292,050,254

Net Assets:
Series I	$1,226,060,208
Series II	$1,065,990,046

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	29,348,523
Series II	25,914,034
Series I:
Net asset value per share	$41.78
Series II:
Net asset value per share	$41.14

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $779,539)	$10,780,931

Dividends from affiliated money market funds	33,132

Total investment income	10,814,063

Expenses:
Advisory fees	6,813,700

Administrative services fees	1,789,067

Custodian fees	90,563

Distribution fees - Series II	1,250,902

Transfer agent fees	50,683

Trustees’ and officers’ fees and benefits	17,180

Reports to shareholders	89,209

Professional services fees	23,326

Other	19,232

Total expenses	10,143,862

Less: Fees waived	(491,906)

Net expenses	9,651,956

Net investment income	1,162,107

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	76,071,048

Foreign currencies	90,195

76,161,243

Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes of $556,236)	(152,443,605)

Foreign currencies	581,255

(151,862,350)

Net realized and unrealized gain (loss)	(75,701,107)

Net increase (decrease) in net assets resulting from operations	$(74,539,000)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income	$1,162,107	$14,040,147

Net realized gain	76,161,243	90,146,991

Change in net unrealized appreciation (depreciation)	(151,862,350)	529,044,048

Net increase (decrease) in net assets resulting from operations	(74,539,000)	633,231,186

Distributions to shareholders from distributable earnings:
Series I	–	(194,974,813)

Series II	–	(166,963,633)

Total distributions from distributable earnings	–	(361,938,446)

Share transactions–net:
Series I	(79,624,216)	21,278,948

Series II	(75,465,553)	156,942,783

Net increase (decrease) in net assets resulting from share transactions	(155,089,769)	178,221,731

Net increase (decrease) in net assets	(229,628,769)	449,514,471

Net assets:
Beginning of period	2,521,679,023	2,072,164,552

End of period	$2,292,050,254	$2,521,679,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
			(losses)								net assets		assets without		investment
	Net asset	Net	on securities		Dividends	Distributions					with fee waivers		fee waivers		income
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		(loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed(c)		net assets		turnover (d)
Series I
Six months ended 06/30/20	$42.55	$0.04	$(0.81)	$(0.77)	$–	$–	$–	$41.78	(1.81)%	$1,226,060	0.77	%(e)	0.81	%(e)	0.22	%(e)	8%
Year ended 12/31/19	38.00	0.29	11.03	11.32	(0.40)	(6.37)	(6.77)	42.55	31.79	1,334,573	0.77		0.80		0.70		23
Year ended 12/31/18	47.42	0.37	(5.99)	(5.62)	(0.47)	(3.33)	(3.80)	38.00	(13.18)	1,160,317	0.78		0.78		0.81		16
Year ended 12/31/17	35.02	0.29	12.50	12.79	(0.39)	–	(0.39)	47.42	36.66	1,479,034	0.76		0.76		0.69		9
Year ended 12/31/16	38.00	0.26	(0.42)	(0.16)	(0.38)	(2.44)	(2.82)	35.02	0.08	1,245,070	0.77		0.77		0.75		14
Year ended 12/31/15	39.50	0.37 (f)	1.38 (f)	1.75	(0.54)	(2.71)	(3.25)	38.00	3.94	1,406,001	0.76		0.76		0.92	(f)	14
Series II
Six months ended 06/30/20	41.95	(0.01)	(0.80)	(0.81)	–	–	–	41.14	(1.93)	1,065,990	1.02	(e)	1.06	(e)	(0.03	)(e)	8
Year ended 12/31/19	37.53	0.18	10.89	11.07	(0.28)	(6.37)	(6.65)	41.95	31.45	1,187,107	1.02		1.04		0.45		23
Year ended 12/31/18	46.88	0.26	(5.92)	(5.66)	(0.36)	(3.33)	(3.69)	37.53	(13.39)	911,848	1.03		1.03		0.56		16
Year ended 12/31/17	34.64	0.18	12.36	12.54	(0.30)	–	(0.30)	46.88	36.32	1,309,590	1.01		1.01		0.43		9
Year ended 12/31/16	37.59	0.17	(0.41)	(0.24)	(0.27)	(2.44)	(2.71)	34.64	(0.16)	1,065,147	1.02		1.02		0.49		14
Year ended 12/31/15	39.10	0.28 (f)	1.36 (f)	1.64	(0.44)	(2.71)	(3.15)	37.59	3.67	1,081,711	1.01		1.01		0.70	(f)	14

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,189,604 and $1,006,220 for Series I and Series II shares, respectively.
(f)

Net investment income per share, net realized and unrealized gain (loss) per share and the net investment income ratio include an adjustment for a prior period reclassification for the year ended December 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer V.I. Global Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco Oppenheimer V.I. Global Fund

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $4.2 billion	0.600%

Over $5 billion	0.580%

*	The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with Invesco.

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.63%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Invesco Oppenheimer V.I. Global Fund

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement excluding certain items discussed below) of Series I shares to 0.77% and Series II shares to 1.02% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $491,906.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $155,481 for accounting and fund administrative services and was reimbursed $1,633,586 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Brazil	$13,783,056	$–	$–	$13,783,056

China	81,447,853	–	–	81,447,853

France	–	220,435,212	–	220,435,212

Germany	–	73,529,328	–	73,529,328

India	26,881,641	38,297,424	–	65,179,065

Italy	–	5,039,646	–	5,039,646

Japan	–	330,007,992	–	330,007,992

Netherlands	10,213,390	10,233,031	–	20,446,421

Spain	–	30,336,878	–	30,336,878

Sweden	–	65,694,282	–	65,694,282

Switzerland	–	5,951,135	–	5,951,135

United Kingdom	11,861,640	37,649,276	–	49,510,916

United States	1,287,206,908	–	–	1,287,206,908

Money Market Funds	36,431,638	–	–	36,431,638

Total Investments	$1,467,826,126	$817,174,204	$–	$2,285,000,330

Invesco Oppenheimer V.I. Global Fund

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $173,195,573 and $347,612,377, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,259,408,781

Aggregate unrealized (depreciation) of investments	(23,200,201)

Net unrealized appreciation of investments	$1,236,208,580

Cost of investments for tax purposes is $1,048,791,750.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019

	Shares	Amount	Shares	Amount

Sold:
Series I	715,913	$26,879,340	1,087,675	$44,342,732

Series II	2,684,173	106,141,878	5,583,631	232,838,451

Issued as reinvestment of dividends:
Series I	–	–	5,090,726	194,974,813

Series II	–	–	4,415,859	166,963,633

Reacquired:
Series I	(2,733,870)	(106,503,556)	(5,343,326)	(218,038,597)

Series II	(5,069,809)	(181,607,431)	(5,995,084)	(242,859,301)

Net increase (decrease) in share activity	(4,403,593)	$(155,089,769)	4,839,481	$178,221,731

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9– Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

Invesco Oppenheimer V.I. Global Fund

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 10–Significant Event

Effective on or about April 30, 2021, the name of the Fund and all references thereto will change from Invesco Oppenheimer V.I. Global Fund to Invesco V.I. Global Fund.

Invesco Oppenheimer V.I. Global Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$981.90	$3.79	$1,021.03	$3.87	0.77%
Series II	1,000.00	980.70	5.02	1,019.79	5.12	1.02

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco Oppenheimer V.I. Global Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Oppenheimer V.I. Global Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each

Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World Index. The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense

Invesco Oppenheimer V.I. Global Fund

group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/ waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2019.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco Oppenheimer V.I. Global Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco Oppenheimer V.I. Global Strategic Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

    If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

    You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIGLSI-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-4.83%
Series II Shares	-5.07
Bloomberg Barclays U.S. Aggregate Bond Index▼	6.14
Source(s): ▼RIMES Technologies Corp.

    The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (5/3/93)	5.35%
10 Years	3.66
5 Years	1.94
1 Year	-2.87

Series II Shares
Inception (3/19/01)	4.83%
10 Years	3.41
5 Years	1.70
1 Year	-2.99

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Global Strategic Income Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Global Strategic Income Fund. Returns shown above, prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco Oppenheimer V.I. Global Strategic Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Oppenheimer V.I. Global Strategic Income Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎

The Committee had established an HLIM for the Fund and the Fund complied with its HLIM. Subsequent to the Program Reporting Period, in connection with its annual evaluation of the Fund, the Committee determined that the Fund primarily holds Highly Liquid Investments on a consistent basis and thus does not require an HLIM under the Program. As of March 1, 2020, the Fund no longer has an HLIM.

Invesco Oppenheimer V.I. Global Strategic Income Fund

Consolidated Schedule of Investments

June 30, 2020

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–36.30%(a)

Argentina–0.15%
Argentine Republic Government
International Bond,
5.63%, 01/26/2022(b)	$1,185,000	$495,348
7.50%, 04/22/2026(b)	2,600,000	1,065,194
		1,560,542

Australia–0.01%
FMG Resources August 2006 Pty. Ltd., 4.75%, 05/15/2022(c)	119,000	121,558

Belarus–0.10%
Republic of Belarus Ministry of Finance, 6.38%, 02/24/2031(c)	1,040,000	1,006,502

Belgium–0.04%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(c)	405,000	425,250

Brazil–0.99%
Banco do Brasil S.A., 6.25% (10 yr. U.S. Treasury Yield Curve Rate + 4.40%)(c)(d)(e)	625,000	550,469
Brazilian Government International Bond,
2.88%, 06/06/2025	650,000	642,687
3.88%, 06/12/2030	650,000	627,932
CSN Islands XI Corp., 6.75%, 01/28/2028(c)	1,150,000	986,125
Itau Unibanco Holding S.A., 4.63% (5 yr. U.S. Treasury Yield Curve Rate + 3.22%)(c)(d)(e)	1,075,000	887,547
Petrobras Global Finance B.V.,
5.60%, 01/03/2031	650,000	653,494
6.75%, 06/03/2050	650,000	670,150
6.85%, 06/05/2115	225,000	223,808
Rede D’or Finance S.a.r.l., 4.50%, 01/22/2030(c)	905,000	800,074
Rumo Luxembourg S.a.r.l., 5.25%, 01/10/2028(c)	520,000	520,000
Suzano Austria GmbH, 5.00%, 01/15/2030	3,050,000	3,094,408
Usiminas International S.a.r.l., 5.88%, 07/18/2026(c)	390,000	358,192
		10,014,886

Canada–1.14%
1011778 BC ULC/New Red Finance, Inc., 5.00%, 10/15/2025(c)	381,000	379,741
Bombardier, Inc.,
7.50%, 03/15/2025(c)	151,000	99,014
7.88%, 04/15/2027(c)	147,000	96,533
Canadian Natural Resources Ltd., 2.05%, 07/15/2025	2,600,000	2,608,247

	Principal Amount	Value
Canada–(continued)
Cascades, Inc./Cascades USA, Inc., 5.38%, 01/15/2028(c)	$165,000	$167,991
Cenovus Energy, Inc., 4.25%, 04/15/2027	598,000	543,168
Ensign Drilling, Inc., 9.25%, 04/15/2024(c)	92,000	41,227
Garda World Security Corp., 9.50%, 11/01/2027(c)	153,000	162,056
Magna International, Inc., 2.45%, 06/15/2030	1,300,000	1,332,209
Mattamy Group Corp., 5.25%, 12/15/2027(c)	209,000	208,608
MEG Energy Corp., 6.50%, 01/15/2025(c)	87,000	81,195
Norbord, Inc., 5.75%, 07/15/2027(c)	594,000	607,995
Nutrien Ltd.,
1.90%, 05/13/2023	1,300,000	1,342,476
2.95%, 05/13/2030	1,300,000	1,380,442
Parkland Corp., 6.00%, 04/01/2026(c)	567,000	582,488
Precision Drilling Corp., 7.13%, 01/15/2026(c)	106,000	65,037
Superior Plus L.P./Superior General Partner, Inc., 7.00%, 07/15/2026(c)	340,000	357,360
Taseko Mines Ltd., 8.75%, 06/15/2022(c)	337,000	282,580
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076	1,130,000	1,195,926
		11,534,293

Chile–0.18%
AES Gener S.A., 6.35%, 10/07/2079(c)	750,000	755,156
Sociedad Quimica y Minera de Chile S.A., 4.25%, 01/22/2050(c)	625,000	618,713
VTR Finance B.V., 6.88%, 01/15/2024(c)	488,000	499,185
		1,873,054

China–1.61%
China Construction Bank Corp., 2.45% (5 yr. U.S. Treasury Yield Curve Rate + 2.15%), 06/24/2030(c)(e)	1,950,000	1,949,057
China Evergrande Group,
11.50%, 01/22/2023(c)	625,000	589,814
10.00%, 04/11/2023(c)	375,000	339,844
China Resources Land Ltd., 3.75% (5 yr. U.S. Treasury Yield Curve Rate + 5.14%)(c)(d)(e)	625,000	634,375
CIFI Holdings Group Co. Ltd., 6.45%, 11/07/2024(c)	600,000	611,157

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
China–(continued)
Country Garden Holdings Co. Ltd., 5.40%, 05/27/2025(c)	$1,040,000	$1,086,717
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, 7.50%, 05/01/2025(c)	135,000	94,500
ENN Clean Energy International Investment Ltd., 7.50%, 02/27/2021(c)	1,250,000	1,264,063
Kaisa Group Holdings Ltd., 6.75%, 02/18/2021(c)	625,000	624,219
Logan Group Co. Ltd.,
7.50%, 08/25/2022(c)	565,000	585,810
5.25%, 02/23/2023(c)	1,250,000	1,245,239
Tencent Holdings Ltd.,
1.81%, 01/26/2026(c)	2,600,000	2,636,026
3.24%, 06/03/2050(c)	650,000	653,169
3.29%, 06/03/2060(c)	650,000	658,452
Times China Holdings Ltd., 7.85%, 06/04/2021(c)	3,305,000	3,351,201
		16,323,643

Colombia–0.13%
Colombia Government International Bond, 3.13%, 04/15/2031	650,000	645,619
Grupo Aval Ltd., 4.38%, 02/04/2030(c)	750,000	716,955
		1,362,574

Congo, Democratic Republic of the–0.04%
HTA Group Ltd., 7.00%, 12/18/2025(c)	390,000	395,832

Denmark–0.14%
Danske Bank A/S, 6.13% (USD 7yr Swap Rate + 3.90%)(c)(d)(e)	1,475,000	1,468,126

Dominican Republic–0.45%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad Itabo S.A., 7.95%, 05/11/2026(c)	490,000	497,350
Dominican Republic International Bond,
6.00%, 07/19/2028(c)	2,482,000	2,505,728
6.40%, 06/05/2049(c)	1,187,000	1,092,040
5.88%, 01/30/2060(c)	500,000	431,750
		4,526,868

Egypt–0.25%
Egypt Government International Bond,
7.63%, 05/29/2032(c)	1,250,000	1,223,238
8.70%, 03/01/2049(c)	1,388,000	1,366,368
		2,589,606

France–1.29%
Altice France S.A., 7.38%, 05/01/2026(c)	287,000	299,912

	Principal Amount	Value
France–(continued)
BNP Paribas S.A.,
7.63% (5 yr. U.S. Swap Rate + 6.31%)(c)(d)(e)	$970,000	$985,156
6.75% (5 yr. U.S. Swap Rate + 4.92%)(c)(d)(e)	2,000,000	2,035,620
Credit Agricole S.A.,
6.88%(c)(d)	1,600,000	1,651,112
8.13% (5 yr. U.S. Swap Rate + 6.19%)(c)(d)(e)	600,000	687,375
7.88% (5 yr. U.S. Swap Rate + 4.90%)(c)(d)(e)	625,000	680,409
Numericable-SFR S.A., 8.13%, 02/01/2027(c)	264,000	289,382
Societe Generale S.A., 7.38%(c)(d)	3,745,000	3,785,896
Total Capital International S.A., 3.13%, 05/29/2050	2,600,000	2,661,631
		13,076,493

Germany–0.11%
Mercer International, Inc., 5.50%, 01/15/2026	244,000	230,130
Volkswagen Group of America Finance LLC, 3.35%, 05/13/2025(c)	780,000	838,431
		1,068,561

Ghana–0.17%
Ghana Government International Bond,
7.63%, 05/16/2029(c)	625,000	592,625
8.95%, 03/26/2051(c)	1,250,000	1,149,894
		1,742,519

Guatemala–0.10%
Guatemala Government Bond,
5.38%, 04/24/2032(c)	375,000	415,312
6.13%, 06/01/2050(c)	500,000	580,750
		996,062

Hong Kong–0.40%
Bank of East Asia Ltd. (The), 4.00% (5 yr. U.S. Treasury Yield Curve Rate + 3.75%), 05/29/2030(c)(e)	520,000	532,462
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(c)	3,250,000	3,278,236
5.63%, 07/17/2027(c)	290,000	293,769
		4,104,467

India–0.57%
Azure Power Energy Ltd., 5.50%, 11/03/2022(c)	1,515,000	1,531,892
Future Retail Ltd., 5.60%, 01/22/2025(c)	375,000	248,302
Muthoot Finance Ltd., 6.13%, 10/31/2022(c)	1,250,000	1,268,438
Oil India International Pte. Ltd., 4.00%, 04/21/2027(c)	2,119,000	2,127,722
ReNew Power Pvt Ltd., 5.88%, 03/05/2027(c)	625,000	606,869
		5,783,223

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
Indonesia–1.46%
Indonesia Government International Bond,
4.20%, 10/15/2050	$1,875,000	$2,100,261
4.45%, 04/15/2070	1,875,000	2,164,315
Listrindo Capital B.V., 4.95%, 09/14/2026(c)	2,285,000	2,307,850
PT Bank Mandiri (Persero) Tbk, 4.75%, 05/13/2025(c)	1,300,000	1,380,164
PT Indonesia Asahan Aluminium (Persero),
4.75%, 05/15/2025(c)	2,600,000	2,784,954
5.45%, 05/15/2030(c)	650,000	726,505
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.13%, 05/15/2027(c)	2,045,000	2,159,643
PT Tower Bersama Infrastructure Tbk, 4.25%, 01/21/2025(c)	1,250,000	1,256,032
		14,879,724

Ireland–0.63%
AerCap Global Aviation Trust, 6.50% (3 mo. USD LIBOR + 4.30%), 06/15/2045(c)(e)	283,000	213,170
Coriolanus DAC, Series 116,
0.00%, 04/30/2025(c)(f)	711,688	711,163
0.00%, 04/30/2025(c)(f)	757,149	756,590
0.00%, 04/30/2025(c)(f)	947,759	947,060
0.00%, 04/30/2025(c)(f)	830,386	829,773
0.00%, 04/30/2025(c)(f)	666,933	666,441
0.00%, 04/30/2025(c)(f)	746,115	745,565
0.00%, 04/30/2025(c)(f)	864,220	863,583
0.00%, 04/30/2025(c)(f)	678,269	677,769
		6,411,114

Israel–0.06%
Bank Leumi Le-Israel BM, 3.28% (5 yr. U.S. Treasury Yield Curve Rate + 1.63%), 01/29/2031(c)(e)	625,000	609,287

Italy–0.33%
Intesa Sanpaolo S.p.A., Series XR, 4.70%, 09/23/2049(c)	1,100,000	1,207,080
Telecom Italia Capital S.A., 7.20%, 07/18/2036	690,000	823,343
Telecom Italia S.p.A., 5.30%, 05/30/2024(c)	235,000	245,431
UniCredit S.p.A., 5.46% (5 yr. U.S. Treasury Yield Curve Rate + 4.75%), 06/30/2035(c)(e)	1,090,000	1,100,710
		3,376,564

Japan–0.13%
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050	1,300,000	1,311,299

Kazakhstan–0.17%
Astana-Finance JSC, 0.00%, 12/22/2024(c)(f)(g)	315,159	0

	Principal Amount	Value
Kazakhstan–(continued)
KazTransGas JSC, 4.38%, 09/26/2027(c)	$1,590,000	$1,717,677
		1,717,677

Kuwait–0.09%
MEGlobal Canada ULC, 5.88%, 05/18/2030(c)	780,000	884,263

Luxembourg–0.41%
Altice Financing S.A., 7.50%, 05/15/2026(c)	174,000	182,705
ArcelorMittal S.A.,
3.60%, 07/16/2024	2,500,000	2,479,054
6.13%, 06/01/2025	1,185,000	1,286,827
Intelsat Jackson Holdings S.A., 8.50%, 10/15/2024(b)(c)	367,000	221,831
		4,170,417

Macau–0.50%
MGM China Holdings Ltd., 5.38%, 05/15/2024(c)	1,505,000	1,531,495
Sands China Ltd.,
3.80%, 01/08/2026(c)	520,000	536,905
4.38%, 06/18/2030(c)	650,000	679,458
Wynn Macau Ltd., 4.88%, 10/01/2024(c)	2,335,000	2,282,708
		5,030,566

Malaysia–0.32%
Petronas Capital Ltd.,
3.50%, 04/21/2030(c)	375,000	417,544
4.55%, 04/21/2050(c)	625,000	795,643
4.80%, 04/21/2060(c)	1,450,000	1,998,969
		3,212,156

Mexico–0.56%
Alpha Holding S.A. de C.V., 9.00%, 02/10/2025(c)	580,000	519,100
Axtel S.A.B de C.V., 6.38%, 11/14/2024(c)	1,155,000	1,202,499
CEMEX Finance LLC, 6.00%, 04/01/2024(c)	985,000	977,918
Cemex S.A.B. de C.V., 5.45%, 11/19/2029(c)	730,000	674,987
Fomento Economico Mexicano, S.A.B. de C.V., 3.50%, 01/16/2050	650,000	672,665
Petroleos Mexicanos,
4.50%, 01/23/2026	1,797,000	1,571,225
5.95%, 01/28/2031(c)	133,000	109,919
		5,728,313

Netherlands–0.33%
ING Groep N.V.,
6.88% (5 yr. U.S. Swap Rate + 5.12%)(c)(d)(e)	1,250,000	1,295,700
5.75% (5 yr. U.S. Treasury Yield Curve Rate + 4.34%)(d)(e)	1,300,000	1,291,336
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/2025(c)	335,000	352,450

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
Netherlands–(continued)
Trivium Packaging Finance B.V., 5.50%, 08/15/2026(c)	$145,000	$146,994
Ziggo B.V., 5.50%, 01/15/2027(c)	231,000	235,189
		3,321,669

Norway–0.13%
Yara International ASA, 3.15%, 06/04/2030(c)	1,300,000	1,354,295

Oman–0.23%
Oman Government International Bond, 3.88%, 03/08/2022(c)	2,355,000	2,331,090

Panama–0.02%
Cable Onda S.A., 4.50%, 01/30/2030(c)	235,000	238,568

Paraguay–0.07%
Paraguay Government International Bond, 4.95%, 04/28/2031(c)	625,000	699,219

Peru–0.49%
Banco de Credito del Peru, 3.13% (5 yr. U.S. Treasury Yield Curve Rate + 3.00%), 07/01/2030(c)(e)	650,000	646,913
Hudbay Minerals, Inc., 7.63%, 01/15/2025(c)	355,000	340,837
Inkia Energy Ltd., 5.88%, 11/09/2027(c)	1,865,000	1,847,516
Nexa Resources S.A., 6.50%, 01/18/2028(c)	780,000	792,090
Peruvian Government International Bond, 2.78%, 01/23/2031	625,000	667,812
Southern Copper Corp., 7.50%, 07/27/2035	480,000	673,640
		4,968,808

Philippines–0.09%
SMC Global Power Holdings Corp., 5.95% (5 yr. U.S. Treasury Yield Curve Rate + 6.80%)(c)(d)(e)	900,000	868,489

Qatar–0.15%
Qatar Government International Bond, 4.40%, 04/16/2050(c)	1,250,000	1,550,226

Saudi Arabia–0.05%
ADES International Holding PLC, 8.63%, 04/24/2024(c)	500,000	470,600

Senegal–0.08%
Senegal Government International Bond, 6.75%, 03/13/2048(c)	890,000	862,744

	Principal Amount	Value
Singapore–0.04%
Puma International Financing S.A., 5.13%, 10/06/2024(c)	$500,000	$423,750

South Africa–0.06%
Eskom Holdings SOC Ltd., 6.75%, 08/06/2023(c)	625,000	593,638

Spain–0.15%
Banco Santander S.A.,
2.75%, 05/28/2025	200,000	207,401
3.49%, 05/28/2030	1,200,000	1,287,115
		1,494,516

Sri Lanka–0.21%
Sri Lanka Government International Bond,
5.88%, 07/25/2022(c)	1,350,000	1,053,000
6.35%, 06/28/2024(c)	1,210,000	847,011
6.20%, 05/11/2027(c)	200,000	131,511
6.75%, 04/18/2028(c)	200,000	131,512
		2,163,034

Sweden–0.06%
Skandinaviska Enskilda Banken AB, 5.13% (5 yr. U.S. Treasury Yield Curve Rate + 3.46%)(c)(d)(e)	600,000	584,020

Switzerland–1.18%
Alcon Finance Corp., 2.60%, 05/27/2030(c)	780,000	802,685
Credit Suisse Group AG,
7.50% (5 yr. U.S. Swap Rate + 4.60%)(c)(d)(e)	4,620,000	4,989,230
6.38% (5 yr. U.S. Treasury Yield Curve Rate + 4.82%)(c)(d)(e)	565,000	574,229
6.25% (5 yr. U.S. Swap Rate + 3.46%)(c)(d)(e)	625,000	653,799
UBS Group AG,
7.00% (5 yr. U.S. Swap Rate + 4.34%)(c)(d)(e)	1,250,000	1,299,306
7.00% (5 yr. U.S. Swap Rate + 4.87%)(c)(d)(e)	2,400,000	2,650,836
7.13% (5 yr. U.S. Swap Rate + 5.88%)(c)(d)(e)	400,000	408,854
6.88% (5 yr. USD ICE Swap Rate + 5.50%)(c)(d)(e)	630,000	639,252
		12,018,191

Thailand–0.30%
Bangkok Bank PCL, 3.73% (5 yr. U.S. Treasury Yield Curve Rate + 1.90%), 09/25/2034(c)(e)	450,000	430,698
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/2027(c)	260,000	266,468
Thaioil Treasury Center Co. Ltd., 3.75%, 06/18/2050(c)	1,300,000	1,316,579

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
Thailand–(continued)
TMB Bank PCL, 4.90% (5 yr. U.S. Treasury Yield Curve Rate + 3.26%)(c)(d)(e)	$1,130,000	$1,053,725
		3,067,470

Ukraine–0.36%
Metinvest B.V.,
8.50%, 04/23/2026(c)	1,250,000	1,229,812
7.75%, 10/17/2029(c)	920,000	863,986
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/2026(c)	600,000	585,104
Ukraine Government International Bond, 7.75%, 09/01/2025(c)	938,000	981,902
		3,660,804

United Arab Emirates–0.64%
Abu Dhabi Government International Bond,
3.13%, 04/16/2030(c)	875,000	966,275
3.88%, 04/16/2050(c)	4,000,000	4,743,000
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/2026(c)	815,000	776,120
		6,485,395

United Kingdom–0.94%
BP Capital Markets PLC, 4.88% (5 yr. U.S. Treasury Yield Curve Rate + 4.40%)(d)(e)	910,000	941,850
eG Global Finance PLC, 8.50%, 10/30/2025(c)	296,000	303,986
HSBC Bank PLC, Series 2M, 1.43% (6 mo. USD LIBOR + 0.25%)(d)(e)	370,000	290,450
HSBC Holdings PLC,
6.38% (5 yr. USD ICE Swap Rate + 4.37%)(d)(e)	625,000	642,061
6.38% (5 yr. USD ICE Swap Rate + 3.71%)(d)(e)	815,000	822,698
Lloyds Bank PLC, Series 3, 1.69% (6 mo. USD LIBOR + 0.10%)(d)(e)	750,000	622,500
Standard Chartered PLC,
4.64% (5 yr. U.S. Treasury Yield Curve Rate + 3.85%), 04/01/2031(c)(e)	650,000	739,077
7.75% (5 yr. U.S. Swap Rate + 5.72%)(c)(d)(e)	1,590,000	1,660,341
6.00% (5 yr. U.S. Treasury Yield Curve Rate + 5.66%)(c)(d)(e)	1,300,000	1,303,250
Standard Life Aberdeen PLC, 4.25%, 06/30/2028(c)	1,875,000	1,903,125
Virgin Media Secured Finance PLC,
5.50%, 08/15/2026(c)	169,000	173,368
5.50%, 05/15/2029(c)	130,000	137,240
		9,539,946

	Principal Amount	Value
United States–18.14%
Acadia Healthcare Co., Inc.,
5.63%, 02/15/2023	$56,000	$56,165
6.50%, 03/01/2024	78,000	79,663
ACCO Brands Corp., 5.25%, 12/15/2024(c)	291,000	295,698
Adient Global Holdings Ltd., 4.88%, 08/15/2026(c)	95,000	78,782
Adient US LLC, 9.00%, 04/15/2025(c)	91,000	98,423
ADT Security Corp. (The), 6.25%, 10/15/2021	437,000	451,104
AECOM, 5.13%, 03/15/2027	189,000	203,848
AES Corp. (The),
3.30%, 07/15/2025(c)	520,000	536,476
6.00%, 05/15/2026	101,000	105,779
3.95%, 07/15/2030(c)	780,000	826,312
Affinion Group, Inc., 14.00% PIK Rate, 12.50% Cash Rate, 11/10/2022(c)(h)	1,248,291	780,182
Alliance Data Systems Corp., 4.75%, 12/15/2024(c)	289,000	261,003
Ally Financial, Inc.,
5.13%, 09/30/2024	373,000	403,203
5.75%, 11/20/2025	521,000	557,229
8.00%, 11/01/2031	254,000	328,320
AMC Entertainment Holdings, Inc.,
10.50%, 04/15/2025(c)	525,000	427,914
5.75%, 06/15/2025	151,000	48,698
5.88%, 11/15/2026	458,000	149,995
AMC Networks, Inc.,
5.00%, 04/01/2024	579,000	575,019
4.75%, 08/01/2025	147,000	144,663
American Airlines Group, Inc., 5.00%, 06/01/2022(c)	262,000	152,756
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 05/20/2025	153,000	158,067
5.88%, 08/20/2026	434,000	458,875
Amsted Industries, Inc., 5.63%, 07/01/2027(c)	165,000	170,744
AmWINS Group, Inc., 7.75%, 07/01/2026(c)	126,000	132,749
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 01/15/2028(c)	422,000	334,448
Antero Resources Corp.,
5.38%, 11/01/2021	156,000	144,818
5.13%, 12/01/2022	64,000	46,382
Applied Materials, Inc.,
1.75%, 06/01/2030	1,300,000	1,325,005
2.75%, 06/01/2050	1,300,000	1,332,054
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/2026(c)	380,000	376,645
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(c)	68,000	66,470
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(c)	281,000	240,428

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
ASGN, Inc., 4.63%, 05/15/2028(c)	$239,000	$233,816
Ashland LLC, 4.75%, 08/15/2022	18,000	19,024
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
10.50%, 05/15/2025(c)	108,000	120,353
5.75%, 07/15/2027(c)	162,000	124,422
Bank of New York Mellon Corp. (The), Series G, 4.70%(d)	1,300,000	1,355,250
Basic Energy Services, Inc., 10.75%, 10/15/2023(c)	138,000	20,700
Bausch Health Americas, Inc., 8.50%, 01/31/2027(c)	193,000	205,202
Bausch Health Cos., Inc.,
7.00%, 03/15/2024(c)	349,000	362,810
5.75%, 08/15/2027(c)	156,000	165,720
6.25%, 02/15/2029(c)	300,000	302,062
Beazer Homes USA, Inc., 6.75%, 03/15/2025	349,000	343,946
Becton, Dickinson and Co., 3.79%, 05/20/2050	2,600,000	2,901,697
Belo Corp., 7.75%, 06/01/2027	207,000	230,148
Blue Cube Spinco LLC, 9.75%, 10/15/2023	78,000	80,583
BMC East LLC, 5.50%, 10/01/2024(c)	400,000	404,458
Boise Cascade Co., 5.63%, 09/01/2024(c)	692,000	699,712
BorgWarner, Inc., 2.65%, 07/01/2027	1,300,000	1,333,171
Boxer Parent Co., Inc.,
7.13%, 10/02/2025(c)	104,000	109,426
9.13%, 03/01/2026(c)	210,000	218,269
Brink’s Co. (The),
5.50%, 07/15/2025(c)	53,000	54,115
4.63%, 10/15/2027(c)	591,000	569,077
BWX Technologies, Inc., 4.13%, 06/30/2028(c)	79,000	79,099
Callon Petroleum Co.,
6.25%, 04/15/2023	35,000	13,366
8.25%, 07/15/2025	70,000	24,755
6.38%, 07/01/2026	418,000	139,428
Calpine Corp.,
5.75%, 01/15/2025	57,000	57,736
5.25%, 06/01/2026(c)	244,000	247,078
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	402,000	385,323
Carnival Corp., 11.50%, 04/01/2023(c)	235,000	254,373
Carrier Global Corp., 2.70%, 02/15/2031(c)	1,300,000	1,294,790

	Principal Amount	Value
United States–(continued)
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/2023(c)	$92,000	$92,517
5.88%, 04/01/2024(c)	88,000	90,838
5.38%, 05/01/2025(c)	60,000	61,656
5.75%, 02/15/2026(c)	387,000	401,143
5.13%, 05/01/2027(c)	253,000	262,121
5.88%, 05/01/2027(c)	60,000	62,667
5.00%, 02/01/2028(c)	167,000	172,595
4.50%, 08/15/2030(c)	529,000	541,778
CEC Entertainment, Inc., 8.00%, 02/15/2022	158,000	17,380
Celanese US Holdings LLC, 5.88%, 06/15/2021	1,019,000	1,063,523
Centene Corp.,
4.75%, 05/15/2022	178,000	180,851
5.38%, 06/01/2026(c)	561,000	583,847
5.38%, 08/15/2026(c)	393,000	410,400
4.63%, 12/15/2029	104,000	110,372
CenturyLink, Inc., Series Y,
7.50%, 04/01/2024	145,000	159,596
5.63%, 04/01/2025	219,000	227,017
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(c)	541,000	541,638
Charles Schwab Corp. (The), Series G, 5.38%(d)	2,500,000	2,677,050
Chemours Co. (The), 6.63%, 05/15/2023	128,000	123,213
CIT Group, Inc.,
4.13%, 03/09/2021	253,000	254,011
5.25%, 03/07/2025	156,000	162,029
Clarios Global L.P., 6.75%, 05/15/2025(c)	122,000	127,261
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(c)	185,000	186,383
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(c)	626,000	532,817
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(c)	53,000	55,694
Colfax Corp.,
6.00%, 02/15/2024(c)	149,000	154,044
6.38%, 02/15/2026(c)	70,000	73,260
Colt Merger Sub, Inc.,
5.75%, 07/01/2025(c)	66,000	66,495
8.13%, 07/01/2027(c)	190,000	185,250
CommScope, Inc., 6.00%, 03/01/2026(c)	454,000	466,544
Comstock Resources, Inc., 9.75%, 08/15/2026	142,000	133,245
Continental Resources, Inc., 4.50%, 04/15/2023	590,000	564,659
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(c)(h)	818,000	821,779
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.25%, 04/01/2023	46,000	41,060
5.75%, 04/01/2025	41,000	35,542
5.63%, 05/01/2027(c)	308,000	257,748

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Crown Castle International Corp. REIT,
1.35%, 07/15/2025	$1,300,000	$1,306,101
3.25%, 01/15/2051	1,300,000	1,303,628
CSC Holdings LLC,
5.88%, 09/15/2022	100,000	104,723
10.88%, 10/15/2025(c)	119,000	128,204
5.50%, 04/15/2027(c)	304,000	316,616
6.50%, 02/01/2029(c)	280,000	306,425
4.63%, 12/01/2030(c)	200,000	195,272
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(c)	302,000	279,490
Dana Financing Luxembourg S.a.r.l., 6.50%, 06/01/2026(c)	180,000	186,953
Dana, Inc.,
5.38%, 11/15/2027	146,000	145,270
5.63%, 06/15/2028	53,000	52,745
Darling Ingredients, Inc., 5.25%, 04/15/2027(c)	79,000	81,424
DaVita, Inc., 4.63%, 06/01/2030(c)	255,000	253,757
DCP Midstream Operating L.P.,
4.75%, 09/30/2021(c)	156,000	159,253
5.63%, 07/15/2027	79,000	79,790
5.13%, 05/15/2029	440,000	420,944
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(c)	409,000	424,107
6.20%, 07/15/2030(c)	2,600,000	3,034,082
Delta Air Lines, Inc.,
7.00%, 05/01/2025(c)	276,000	285,196
7.38%, 01/15/2026	1,775,000	1,719,043
Diamond Sports Group LLC/ Diamond Sports Finance Co.,
5.38%, 08/15/2026(c)	766,000	559,119
6.63%, 08/15/2027(c)	387,000	208,411
Discovery Communications LLC, 3.63%, 05/15/2030	1,040,000	1,139,786
DISH DBS Corp., 5.88%, 11/15/2024	283,000	281,807
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/2023(c)	88,000	74,681
DPL, Inc., 4.35%, 04/15/2029	301,000	305,241
eBay, Inc., 2.70%, 03/11/2030	520,000	547,694
Edgewell Personal Care Co., 5.50%, 06/01/2028(c)	120,000	123,675
Element Solutions, Inc., 5.88%, 12/01/2025(c)	325,000	329,161
Embarq Corp., 8.00%, 06/01/2036	300,000	337,566
Encompass Health Corp., 4.75%, 02/01/2030	122,000	116,716
Endeavor Energy Resources L.P./EER Finance, Inc.,
6.63%, 07/15/2025(c)	66,000	66,681
5.75%, 01/30/2028(c)	120,000	115,478

	Principal Amount	Value
United States–(continued)
Energizer Holdings, Inc., 4.75%, 06/15/2028(c)	$53,000	$52,124
Energy Transfer Operating L.P., Series A, 6.25%(d)	175,000	134,618
EnerSys, 5.00%, 04/30/2023(c)	497,000	511,237
EnLink Midstream Partners L.P.,
4.40%, 04/01/2024	35,000	29,177
4.85%, 07/15/2026	412,000	306,200
5.60%, 04/01/2044	391,000	240,189
EnPro Industries, Inc., 5.75%, 10/15/2026	606,000	608,157
EQM Midstream Partners L.P.,
6.50%, 07/01/2027(c)	268,000	275,190
5.50%, 07/15/2028	577,000	550,879
EQT Corp.,
6.13%, 02/01/2025	195,000	194,661
3.90%, 10/01/2027	145,000	118,559
7.00%, 02/01/2030	250,000	257,842
Equinix, Inc. REIT,
1.25%, 07/15/2025	1,820,000	1,828,645
5.88%, 01/15/2026	519,000	547,394
Everi Payments, Inc., 7.50%, 12/15/2025(c)	175,000	168,200
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(c)	228,000	221,822
Flex Ltd., 3.75%, 02/01/2026	4,069,000	4,317,330
Ford Motor Co.,
8.50%, 04/21/2023	649,000	687,534
9.00%, 04/22/2025	157,000	170,051
9.63%, 04/22/2030	84,000	99,639
4.75%, 01/15/2043	241,000	190,931
Ford Motor Credit Co. LLC,
5.58%, 03/18/2024	1,135,000	1,148,353
5.13%, 06/16/2025	204,000	204,975
4.13%, 08/04/2025	2,500,000	2,378,937
4.39%, 01/08/2026	138,000	131,036
Freeport-McMoRan, Inc.,
3.55%, 03/01/2022	13,000	13,029
4.55%, 11/14/2024	66,000	67,244
5.40%, 11/14/2034	1,223,000	1,212,412
5.45%, 03/15/2043	64,000	62,937
Frontier Communications Corp.,
10.50%, 09/15/2022(b)	732,000	255,113
11.00%, 09/15/2025(b)	105,000	36,642
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/01/2025	150,000	128,717
6.25%, 05/15/2026	274,000	236,035
7.75%, 02/01/2028	112,000	99,785
Golden Nugget, Inc., 8.75%, 10/01/2025(c)	300,000	170,435
Gray Television, Inc.,
5.13%, 10/15/2024(c)	143,000	143,373
5.88%, 07/15/2026(c)	136,000	135,805
Gulfport Energy Corp.,
6.63%, 05/01/2023	76,000	45,487
6.00%, 10/15/2024	85,000	43,616
6.38%, 05/15/2025	78,000	39,191

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(c)	$445,000	$404,478
Hanesbrands, Inc., 5.38%, 05/15/2025(c)	308,000	312,042
4.88%, 05/15/2026(c)	222,000	224,179
HCA, Inc., 5.38%, 02/01/2025	133,000	142,849
5.38%, 09/01/2026	654,000	713,645
5.63%, 09/01/2028	163,000	182,325
4.13%, 06/15/2029	491,000	542,101
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(c)	245,000	253,422
Herc Holdings, Inc., 5.50%, 07/15/2027(c)	281,000	282,315
Hess Midstream Operations L.P., 5.63%, 02/15/2026(c)	465,000	461,173
HighPoint Operating Corp., 8.75%, 06/15/2025	81,000	19,845
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(c)	298,000	240,206
Hillenbrand, Inc., 5.75%, 06/15/2025	127,000	131,604
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(c)	250,000	251,641
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(c)	109,000	104,078
Honeywell International, Inc., 1.35%, 06/01/2025	1,300,000	1,335,897
Howmet Aerospace, Inc., 6.88%, 05/01/2025	163,000	177,218
HP, Inc., 2.20%, 06/17/2025	3,900,000	4,035,005
Hughes Satellite Systems Corp.,
5.25%, 08/01/2026	217,000	225,194
6.63%, 08/01/2026	207,000	215,578
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.75%, 02/01/2024	147,000	148,638
6.38%, 12/15/2025	124,000	123,083
6.25%, 05/15/2026	94,000	94,350
iHeartCommunications, Inc., 8.38%, 05/01/2027	327,000	300,246
Ingles Markets, Inc., 5.75%, 06/15/2023	145,000	146,177
International Game Technology PLC, 6.25%, 02/15/2022(c)	1,279,000	1,293,836
Intrado Corp., 5.38%, 07/15/2022(c)	526,000	398,445
IRB Holding Corp., 7.00%, 06/15/2025(c)	84,000	86,573
Iron Mountain US Holdings, Inc. REIT, 5.38%, 06/01/2026(c)	347,000	349,970

	Principal Amount	Value
United States–(continued)
Iron Mountain, Inc. REIT, 4.88%, 09/15/2027(c)	$109,000	$106,503
5.25%, 03/15/2028(c)	155,000	154,584
4.88%, 09/15/2029(c)	246,000	239,481
5.25%, 07/15/2030(c)	396,000	389,001
iStar, Inc. REIT, 4.75%, 10/01/2024	584,000	546,466
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(c)	609,000	617,258
JBS Investments GmbH, 6.25%, 02/05/2023(c)	1,250,000	1,245,181
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(c)	335,000	343,941
Kellogg Co., 2.10%, 06/01/2030	2,600,000	2,639,139
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(c)	434,000	383,502
Kohl’s Corp., 9.50%, 05/15/2025	33,000	37,675
Koppers, Inc., 6.00%, 02/15/2025(c)	379,000	369,756
Kraft Heinz Foods Co. (The), 5.00%, 06/04/2042	265,000	279,508
5.50%, 06/01/2050(c)	351,000	375,421
L Brands, Inc., 6.88%, 11/01/2035	367,000	306,794
Lamar Media Corp., 5.75%, 02/01/2026	177,000	183,007
Lennar Corp., 4.50%, 04/30/2024	89,000	92,773
4.75%, 05/30/2025	244,000	261,106
5.25%, 06/01/2026	162,000	175,537
5.00%, 06/15/2027	381,000	412,836
Level 3 Financing, Inc., 5.38%, 05/01/2025	460,000	470,973
5.25%, 03/15/2026	645,000	666,069
Lions Gate Capital Holdings LLC,
6.38%, 02/01/2024(c)	156,000	152,586
5.88%, 11/01/2024(c)	299,000	286,635
Lithia Motors, Inc.,
5.25%, 08/01/2025(c)	452,000	453,648
4.63%, 12/15/2027(c)	126,000	125,055
Louisiana-Pacific Corp., 4.88%, 09/15/2024	816,000	825,266
Macy’s, Inc., 8.38%, 06/15/2025(c)	579,000	577,191
Marriott International, Inc., 4.63%, 06/15/2030	780,000	812,551
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	713,000	649,857
Mattel, Inc., 6.75%, 12/31/2025(c)	281,000	292,025
McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.63%, 12/31/2049(b)(c)	1,470,000	97,851
Meredith Corp., 6.88%, 02/01/2026	384,000	319,730

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Meritage Homes Corp., 5.13%, 06/06/2027	$337,000	$348,310
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc. REIT,
5.63%, 05/01/2024	233,000	242,943
5.75%, 02/01/2027	70,000	71,860
MGM Resorts International,
6.00%, 03/15/2023	758,000	767,555
6.75%, 05/01/2025	319,000	317,231
5.75%, 06/15/2025	82,000	81,335
4.63%, 09/01/2026	221,000	201,752
Michaels Stores, Inc., 8.00%, 07/15/2027(c)	410,000	357,032
Micron Technology, Inc., 4.66%, 02/15/2030	424,000	493,578
MPT Operating Partnership L.P./MPT Finance Corp. REIT,
6.38%, 03/01/2024	52,000	53,641
5.00%, 10/15/2027	52,000	53,594
4.63%, 08/01/2029	466,000	469,132
Murphy Oil USA, Inc., 5.63%, 05/01/2027	250,000	259,015
Murray Energy Corp., 12.00%, 04/15/2024(b)(c)	2,352,945	2,965
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(c)	77,000	73,282
Navient Corp.,
6.63%, 07/26/2021	157,000	154,301
6.50%, 06/15/2022	147,000	144,887
6.13%, 03/25/2024	288,000	274,497
5.88%, 10/25/2024	210,000	197,924
6.75%, 06/25/2025	203,000	194,753
6.75%, 06/15/2026	110,000	102,555
5.00%, 03/15/2027	277,000	233,288
NetApp, Inc., 1.88%, 06/22/2025	1,820,000	1,845,814
Netflix, Inc.,
5.88%, 11/15/2028	1,134,000	1,291,722
5.38%, 11/15/2029(c)	262,000	288,127
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/01/2023	82,000	68,315
6.13%, 03/01/2025	245,000	185,868
7.50%, 04/15/2026	98,000	74,709
NMI Holdings, Inc., 7.38%, 06/01/2025(c)	65,000	68,177
Nordstrom, Inc., 8.75%, 05/15/2025(c)	290,000	312,338
Novelis Corp., 4.75%, 01/30/2030(c)	226,000	216,390
NRG Energy, Inc.,
6.63%, 01/15/2027	376,000	393,484
5.25%, 06/15/2029(c)	217,000	228,849
Nucor Corp.,
2.00%, 06/01/2025	780,000	810,753
2.70%, 06/01/2030	780,000	819,911
NuStar Logistics L.P.,
4.80%, 09/01/2020	156,000	156,563
6.00%, 06/01/2026	543,000	533,071

	Principal Amount	Value
United States–(continued)
Occidental Petroleum Corp.,
2.70%, 08/15/2022	$900,000	$839,515
2.70%, 02/15/2023	287,000	262,964
6.95%, 07/01/2024	165,000	162,525
2.90%, 08/15/2024	996,000	853,562
3.20%, 08/15/2026	544,000	441,513
6.20%, 03/15/2040	249,000	209,627
OI European Group B.V., 4.00%, 03/15/2023(c)	240,000	237,258
Olin Corp.,
5.13%, 09/15/2027	73,000	68,467
5.63%, 08/01/2029	626,000	576,718
5.00%, 02/01/2030	78,000	69,211
Omnicare, Inc., 4.75%12/01/2022	1,765,000	1,884,356
Owens-Brockway Glass Container, Inc.,
5.00%, 01/15/2022(c)	36,000	36,080
6.63%, 05/13/2027(c)	96,000	100,020
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(c)	324,000	333,573
Parsley Energy LLC/Parsley Finance Corp.,
5.38%, 01/15/2025(c)	115,000	112,089
4.13%, 02/15/2028(c)	97,000	88,028
Party City Holdings, Inc., 6.63%, 08/01/2026(c)	145,000	32,625
PBF Holding Co. LLC/PBF Finance Corp.,
7.25%, 06/15/2025	111,000	101,022
6.00%, 02/15/2028(c)	217,000	180,653
PDC Energy, Inc., 5.75%, 05/15/2026	296,000	270,294
Penn National Gaming, Inc., 5.63%, 01/15/2027(c)	185,000	173,241
Penske Automotive Group, Inc., 5.50%, 05/15/2026	337,000	336,938
PetSmart, Inc., 5.88%, 06/01/2025(c)	167,000	167,936
Phillips 66,
3.85%, 04/09/2025	3,120,000	3,461,996
2.15%, 12/15/2030	3,900,000	3,783,043
Pilgrim’s Pride Corp.,
5.75%, 03/15/2025(c)	158,000	157,769
5.88%, 09/30/2027(c)	223,000	223,561
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	780,000	769,701
Post Holdings, Inc., 4.63%, 04/15/2030(c)	228,000	224,158
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(c)	290,000	301,191
QEP Resources, Inc.,
6.88%, 03/01/2021	156,000	149,546
5.63%, 03/01/2026	260,000	165,920
QUALCOMM, Inc., 3.25%, 05/20/2050	780,000	856,937
Quicken Loans LLC,
5.75%, 05/01/2025(c)	93,000	95,315
5.25%, 01/15/2028(c)	98,000	102,205

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Ralph Lauren Corp., 1.70%, 06/15/2022	$780,000	$793,819
Roper Technologies, Inc., 2.00%, 06/30/2030	780,000	781,417
Royal Caribbean Cruises Ltd.,
10.88%, 06/01/2023(c)	153,000	157,306
9.13%, 06/15/2023(c)	151,000	149,887
11.50%, 06/01/2025(c)	39,000	40,686
RR Donnelley & Sons Co., 8.25%, 07/01/2027	165,000	163,763
Sally Holdings LLC/Sally Capital, Inc., 8.75%, 04/30/2025(c)	183,000	198,898
SBA Communications Corp. REIT, 4.00%, 10/01/2022	186,000	188,514
Scientific Games International, Inc.,
8.63%, 07/01/2025(c)	135,000	126,522
8.25%, 03/15/2026(c)	124,000	110,261
7.00%, 05/15/2028(c)	186,000	149,114
Seagate HDD Cayman, 4.13%, 01/15/2031(c)	1,040,000	1,091,867
Sensata Technologies B.V., 5.63%, 11/01/2024(c)	163,000	173,374
Sherwin-Williams Co. (The), 2.30%, 05/15/2030	2,965,000	3,029,601
Silgan Holdings, Inc., 4.13%, 02/01/2028(c)	232,000	230,550
Simmons Foods, Inc.,
7.75%, 01/15/2024(c)	76,000	79,560
5.75%, 11/01/2024(c)	214,000	203,857
Southwestern Energy Co.,
6.20%, 01/23/2025	44,000	37,812
7.50%, 04/01/2026	307,000	269,686
Spectrum Brands, Inc.,
6.13%, 12/15/2024	153,000	157,765
5.00%, 10/01/2029(c)	295,000	292,363
Spirit AeroSystems, Inc., 7.50%, 04/15/2025(c)	163,000	161,472
Springleaf Finance Corp.,
6.88%, 03/15/2025	434,000	446,262
8.88%, 06/01/2025	356,000	381,299
7.13%, 03/15/2026	543,000	562,681
Standard Industries, Inc.,
5.38%, 11/15/2024(c)	231,000	238,072
6.00%, 10/15/2025(c)	531,000	548,196
5.00%, 02/15/2027(c)	112,000	113,725
Station Casinos LLC, 4.50%, 02/15/2028(c)	147,000	123,939
Steel Dynamics, Inc.,
2.40%, 06/15/2025	780,000	804,273
3.25%, 01/15/2031	780,000	794,425
Stryker Corp.,
1.15%, 06/15/2025	1,820,000	1,833,330
1.95%, 06/15/2030	1,820,000	1,830,082
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	182,000	180,828
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(c)	818,000	693,922

	Principal Amount	Value
United States–(continued)
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 04/15/2027	$70,000	$69,460
5.88%, 03/15/2028	487,000	485,159
Sysco Corp.,
3.75%, 10/01/2025	1,761,000	1,930,309
3.30%, 02/15/2050	2,055,000	1,925,381
Talen Energy Supply LLC, 7.63%, 06/01/2028(c)	169,000	169,317
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.13%, 02/01/2025	391,000	377,555
5.88%, 04/15/2026	781,000	775,018
6.50%, 07/15/2027	70,000	70,350
5.00%, 01/15/2028	246,000	232,048
5.50%, 03/01/2030(c)	75,000	72,492
Taylor Morrison Communities, Inc.,
5.88%, 01/31/2025(c)	198,000	201,899
5.75%, 01/15/2028(c)	272,000	281,128
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(c)	266,000	274,285
TEGNA, Inc., 5.50%, 09/15/2024(c)	139,000	140,608
Teleflex, Inc., 4.88%, 06/01/2026	393,000	406,936
Tenet Healthcare Corp.,
7.50%, 04/01/2025(c)	117,000	124,824
5.13%, 11/01/2027(c)	383,000	379,017
4.63%, 06/15/2028(c)	51,000	50,091
Tenneco, Inc., 5.38%, 12/15/2024	417,000	284,559
Terraform Global Operating LLC, 6.13%, 03/01/2026(c)	227,000	224,403
TerraForm Power Operating LLC,
4.25%, 01/31/2023(c)	104,000	104,844
5.00%, 01/31/2028(c)	29,000	30,372
Titan International, Inc., 6.50%, 11/30/2023	574,000	376,920
T-Mobile USA, Inc.,
4.00%, 04/15/2022	199,000	204,400
6.00%, 04/15/2024	154,000	157,822
5.13%, 04/15/2025	92,000	94,357
4.75%, 02/01/2028	284,000	300,365
Toyota Motor Credit Corp.,
1.35%, 08/25/2023	3,900,000	3,980,398
1.80%, 02/13/2025	2,600,000	2,696,772
TransDigm, Inc.,
6.50%, 07/15/2024	240,000	231,575
6.38%, 06/15/2026	469,000	429,491
Transocean, Inc., 8.00%, 02/01/2027(c)	93,000	52,661
TreeHouse Foods, Inc., 6.00%, 02/15/2024(c)	438,000	447,901
Triumph Group, Inc., 7.75%, 08/15/2025	389,000	294,181
United Airlines Holdings, Inc.,
4.25%, 10/01/2022	214,000	182,235
4.88%, 01/15/2025	173,000	138,684

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
United Rentals North America, Inc.,
5.88%, 09/15/2026	$744,000	$780,542
6.50%, 12/15/2026	313,000	329,245
5.25%, 01/15/2030	335,000	346,663
Upjohn, Inc.,
1.65%, 06/22/2025(c)	1,560,000	1,592,215
3.85%, 06/22/2040(c)	780,000	839,440
4.00%, 06/22/2050(c)	780,000	838,556
Vericast Corp., 8.38%, 08/15/2022(c)	106,000	89,197
Verizon Communications, Inc., 3.15%, 03/22/2030	3,900,000	4,417,419
VICI Properties L.P./VICI Note Co., Inc. REIT,
3.50%, 02/15/2025(c)	106,000	99,889
3.75%, 02/15/2027(c)	107,000	100,764
4.13%, 08/15/2030(c)	107,000	102,219
Viking Cruises Ltd., 13.00%, 05/15/2025(c)	48,000	50,850
Vistra Operations Co. LLC,
5.50%, 09/01/2026(c)	87,000	89,266
5.63%, 02/15/2027(c)	149,000	153,238
5.00%, 07/31/2027(c)	326,000	331,786
Wabtec Corp., 3.20%, 06/15/2025	780,000	797,172
Walt Disney Co. (The),
1.75%, 01/13/2026	780,000	803,559
2.65%, 01/13/2031	2,600,000	2,761,715
3.60%, 01/13/2051	2,600,000	2,904,776
WESCO Distribution, Inc., 7.25%, 06/15/2028(c)	254,000	268,496
Western Midstream Operating L.P.,
3.10%, 02/01/2025	130,000	123,471
4.75%, 08/15/2028	304,000	292,600
Whiting Petroleum Corp.,
5.75%, 03/15/2021(b)	410,000	79,438
6.63%, 01/15/2026(b)	831,000	148,978
William Carter Co. (The),
5.50%, 05/15/2025(c)	80,000	82,650
5.63%, 03/15/2027(c)	225,000	232,404
WPX Energy, Inc.,
5.75%, 06/01/2026	406,000	394,999
5.25%, 10/15/2027	48,000	44,922
5.88%, 06/15/2028	26,000	24,960
4.50%, 01/15/2030	27,000	23,910
WRKCo, Inc., 3.00%, 06/15/2033	1,820,000	1,902,895
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(c)	310,000	284,640
Wynn Resorts Finance LLC/ Wynn Resorts Capital Corp., 5.13%, 10/01/2029(c)	237,000	212,226
XPO Logistics, Inc.,
6.13%, 09/01/2023(c)	313,000	317,728
6.75%, 08/15/2024(c)	147,000	154,380
		184,306,639

	Principal Amount		Value
Zambia–0.05%
First Quantum Minerals Ltd., 7.25%, 04/01/2023(c)		$ 524,000	$503,729
Total U.S. Dollar Denominated Bonds & Notes (Cost $375,055,940)			368,812,279

Non-U.S. Dollar Denominated Bonds & Notes–29.41%

Argentina–1.99%
Argentina Treasury Bond BONCER,
1.00%, 08/05/2021	ARS	1,134,126,525	17,758,643
1.40%, 03/25/2023	ARS	69,727,000	901,959
1.50%, 03/25/2024	ARS	51,260,000	617,243
4.00%, 04/27/2025	ARS	29,500,000	792,185
Argentine Bonos del Tesoro, 18.20%, 10/03/2021	ARS	9,285,000	108,126
			20,178,156

Australia–1.63%
Australia Government Bond, Series 156, 2.75%, 05/21/2041(c)	AUD	20,000,000	16,588,680

Austria–0.34%
Republic of Austria Government Bond, 0.85%, 06/30/2120(c)	EUR	2,730,000	3,410,813

Belgium–0.07%
KBC Group N.V., 4.25% (5 yr. EUR Swap Rate + 3.59%)(c)(d)(e)	EUR	600,000	647,136
Sarens Finance Co. N.V., 5.75%, 02/21/2027(c)	EUR	107,000	95,059
			742,195

Brazil–0.35%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2045	BRL	3,400,000	2,637,350
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(c)	BRL	4,500,000	947,482
			3,584,832

Colombia–0.33%
Colombian Titulos De Tesoreria, Series B, 10.00%, 07/24/2024	COP	10,146,000,000	3,325,994

Croatia–0.04%
Croatia Government Bond, 1.50%, 06/17/2031(c)	EUR	390,000	439,067

Cyprus–1.11%
Cyprus Government International Bond,
1.25%, 01/21/2040(c)	EUR	3,710,000	4,076,842
2.25%, 04/16/2050(c)	EUR	5,725,000	7,171,719
			11,248,561

Denmark–0.04%
Danske Bank A/S, 5.88% (EUSA7 + 5.47%)(c)(d)(e)	EUR	360,000	409,154

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

		Principal Amount	Value
Egypt–0.70%
Egypt Government Bond,
16.00%, 12/12/2020	EGP	29,000,000	$1,826,077
16.00%, 06/11/2022	EGP	50,300,000	3,257,712
Egypt Government International Bond, 4.75%, 04/16/2026(c)	EUR	1,900,000	2,033,232
			7,117,021

France–0.40%
Credit Agricole S.A., 6.50% (5 yr. EUR Swap Rate + 5.12%)(c)(d)(e)	EUR	1,560,000	1,788,971
La Mondiale SAM, 5.05% (5 yr. EUR Swap Rate + 5.05%)(c)(d)(e)	EUR	825,000	1,025,378
Rubis Terminal Infra S.A.S, 5.63%, 05/15/2025(c)	EUR	100,000	116,668
Societe Generale S.A., 6.75% (5 yr. EUR Swap Rate + 5.54%)(c)(d)(e)	EUR	1,031,000	1,152,360
			4,083,377

Germany–0.30%
Deutsche Bank AG, 2.63%, 02/12/2026(c)	EUR	2,450,000	2,892,779
Nidda Healthcare Holding GmbH, 3.50%, 09/30/2024(c)	EUR	100,000	109,872
			3,002,651

Greece–5.80%
Hellenic Republic Government Bond,
1.88%, 07/23/2026(c)	EUR	8,320,000	9,952,488
2.00%, 04/22/2027(c)	EUR	16,625,000	20,010,495
1.50%, 06/18/2030(c)	EUR	25,000,000	28,876,222
Series GDP, 0.00%, 10/15/2042(f)	EUR	23,730,000	80,382
			58,919,587

India–2.51%
Export-Import Bank of India,
Series T-03, 8.00%, 05/27/2021	INR	80,000,000	1,093,844
Series U-01, 7.35%, 05/18/2022	INR	70,000,000	972,548
India Government Bond,
7.72%, 05/25/2025	INR	15,000,000	219,327
8.20%, 09/24/2025	INR	215,600,000	3,205,953
7.59%, 01/11/2026	INR	300,000,000	4,349,370
8.24%, 02/15/2027	INR	215,000,000	3,157,923
7.17%, 01/08/2028	INR	155,000,000	2,200,685
LIC Housing Finance Ltd., Series 351, 7.45%, 10/17/2022	INR	70,000,000	960,711
National Bank for Agriculture and Rural Development, Series 19D, 8.39%, 07/19/2021	INR	55,000,000	757,557
Power Finance Corp. Ltd.,
Series 150, 7.50%, 08/16/2021	INR	140,000,000	1,907,469
Series 154, 7.27%, 12/22/2021	INR	140,000,000	1,915,867

		Principal Amount	Value
India–(continued)
REC Ltd., Series 139, 7.24%, 10/21/2021	INR	140,000,000	$1,904,844
Reliance Industries Ltd., Series A, 7.00%, 08/31/2022	INR	210,000,000	2,880,773
			25,526,871

Indonesia–3.11%
Indonesia Treasury Bond,
Series FR56, 8.38%, 09/15/2026	IDR	104,095,000,000	7,873,619
Series FR64, 6.13%, 05/15/2028	IDR	20,000,000,000	1,314,806
Series FR77, 8.13%, 05/15/2024	IDR	41,000,000,000	3,038,047
Series FR78, 8.25%, 05/15/2029	IDR	29,100,000,000	2,175,217
Series FR82, 7.00%, 09/15/2030	IDR	55,000,000,000	3,797,060
Series FR83, 7.50%, 04/15/2040	IDR	21,250,000,000	1,470,393
Indonesian Treasury Bond,
Series FR59, 7.00%, 05/15/2027	IDR	90,000,000,000	6,319,216
Series FR74, 7.50%, 08/15/2032	IDR	72,480,000,000	5,009,923
PT Jasa Marga (Persero) Tbk, 7.50%, 12/11/2020(c)	IDR	9,160,000,000	624,451
			31,622,732

Italy–2.13%
Banca Monte dei Paschi di Siena S.p.A., 5.38% (5 yr. EUR Swap Rate + 5.01%), 01/18/2028(c)(e)	EUR	750,000	757,098
Intesa Sanpaolo S.p.A., 1.75%, 07/04/2029(c)	EUR	260,000	293,842
7.00% (5 yr. EUR Swap Rate + 6.88%)(c)(d)(e)	EUR	1,300,000	1,457,526
Italy Buoni Poliennali Del Tesoro, 2.80%, 03/01/2067(c)	EUR	13,861,000	17,350,684
UniCredit S.p.A.,
1.80%, 01/20/2030(c)	EUR	625,000	679,955
6.63% (5 yr. EUR Swap Rate + 6.39%)(c)(d)(e)	EUR	500,000	552,384
Unipol Gruppo S.p.A., 3.50%, 11/29/2027(c)	EUR	500,000	576,002
			21,667,491

Ivory Coast–0.43%
Ivory Coast Government
International Bond,
5.25%, 03/22/2030(c)	EUR	1,819,000	1,909,869
6.88%, 10/17/2040(c)	EUR	2,330,000	2,459,034
			4,368,903

Mexico–0.19%
Banco Invex S.A./ Hipotecaria Credito y Casa S.A. de C.V., Series 062U, 6.45%, 03/13/2034(b)(g)	MXN	4,830,531	0
J.P. Morgan S.A./ Hipotecaria Su Casita S.A. de C.V., 6.47%, 08/26/2035(c)(g)	MXN	5,808,600	29,244

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

		Principal Amount	Value

Mexico–(continued)
Mexican Bonos, Series M, 5.75%, 03/05/2026	MXN	24,445,000	$1,092,779

Petroleos Mexicanos, 3.75%, 04/16/2026(c)	EUR	766,000	759,803

			1,881,826

Netherlands–0.59%
ABN AMRO Bank N.V., 5.75% (5 yr. EUR Swap Rate + 5.45%)(c)(d)(e)	EUR	1,300,000	1,460,830

Cooperatieve Rabobank U.A., 4.63% (5 yr. EUR Swap Rate + 4.10%)(c)(d)(e)	EUR	1,800,000	2,050,106

3.25% (5 yr. EUR Swap Rate + 3.70%)(c)(d)(e)	EUR	800,000	828,605

Nouryon Holding B.V., 6.50%, 10/01/2026(c)	EUR	1,455,000	1,659,212

			5,998,753

Portugal–0.46%
Banco Comercial Portugues S.A., 4.50% (5 yr. EUR Swap Rate + 4.27%), 12/07/2027(c)(e)	EUR	500,000	562,244

Caixa Geral de Depositos S.A., 10.75% (5 yr. EUR Swap Rate + 10.93%)(c)(d)(e)	EUR	2,400,000	2,955,590

Novo Banco S.A.,
3.50%, 02/19/2043(c)	EUR	750,000	686,576

3.50%, 03/18/2043(c)	EUR	500,000	456,764

			4,661,174

Romania–0.11%
Romanian Government International Bond, 3.62%, 05/26/2030(c)	EUR	910,000	1,105,791

Russia–1.73%
Mos.ru, 5.00%, 08/22/2034	RUB	22,725,040	8,679

Russia Government Bond, Series 6212, 7.05%, 01/19/2028	RUB	250,000,000	3,836,565

Russian Federal Bond - OFZ,
Series 6221, 7.70%, 03/23/2033	RUB	133,300,000	2,145,733

Series 6225, 7.25%, 05/10/2034	RUB	537,500,000	8,389,056

Series 6228, 7.65%, 04/10/2030	RUB	200,000,000	3,186,651

			17,566,684

South Africa–2.12%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	86,400,000	4,348,153

Series 2037, 8.50%, 01/31/2037	ZAR	9,400,000	438,678

Series 2048, 8.75%, 02/28/2048	ZAR	54,000,000	2,454,701

Series R186, 10.50%, 12/21/2026	ZAR	216,775,000	14,258,867

			21,500,399

		Principal Amount	Value

Spain–1.70%
Banco Bilbao Vizcaya Argentaria S.A.,
5.88% (5 yr. EUR Swap Rate + 5.78%)(c)(d)(e)	EUR	825,000	$906,432

8.88% (5 yr. EUR Swap Rate + 9.18%)(c)(d)(e)	EUR	220,000	256,114

Banco Santander S.A.,
4.38% (5 yr. EUR Swap Rate + 4.53%)(c)(d)(e)	EUR	600,000	611,722

6.25% (5 yr. EUR Swap Rate + 5.64%)(c)(d)(e)	EUR	1,600,000	1,726,023

Bankinter S.A., 8.63% (5 yr. EUR Swap Rate + 8.87%)(c)(d)(e)	EUR	1,145,000	1,327,906

Spain Government Bond,
1.20%, 10/31/2040(c)	EUR	5,500,000	6,344,635

3.45%, 07/30/2066(c)	EUR	3,300,000	6,112,910

			17,285,742

Supranational–0.16%
African Development Bank, 0.00%, 01/17/2050(f)	ZAR	78,000,000	685,110

European Bank for Reconstruction and Development, 6.85%, 06/21/2021	IDR	10,600,000,000	729,749

International Finance Corp., 0.00%, 02/15/2029(c)(f)	TRY	3,700,000	217,398

			1,632,257

United Kingdom–0.66%
Barclays PLC,
7.25% (5 yr. GBP Swap Rate + 6.46%)(c)(d)(e)	GBP	625,000	771,491

7.13% (5 yr. UK Gilt Rate + 6.58%)(d)(e)	GBP	625,000	767,855

eG Global Finance PLC, 6.25%, 10/30/2025(c)	EUR	150,000	164,522

HSBC Holdings PLC,
5.25% (5 yr. EUR Swap Rate + 4.38%)(c)(d)(e)	EUR	1,620,000	1,814,766

6.00% (5 yr. EUR Swap Rate + 5.34%)(c)(d)(e)	EUR	2,205,000	2,583,058

Nationwide Building Society, 5.75% (5 yr. UK Gilt Rate + 5.63%)(c)(d)(e)	GBP	520,000	648,459

			6,750,151

United States–0.41%
AT&T, Inc.,
2.05%, 05/19/2032	EUR	1,820,000	2,132,177

Series B, 2.88%(d)	EUR	700,000	748,443

Upjohn Finance B.V.,
1.36%, 06/23/2027(c)	EUR	390,000	441,956

1.91%, 06/23/2032(c)	EUR	780,000	890,509

			4,213,085

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $326,576,429)			298,831,947

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value

Asset-Backed Securities–11.73%
American Credit Acceptance Receivables Trust,
Series 2017-4, Class C, 2.94%, 01/10/2024(c)	$6,280	$6,283

Series 2019-2, Class D, 3.41%, 06/12/2025(c)	1,720,000	1,758,649

AmeriCredit Automobile Receivables Trust,
Series 2019-3, Class D, 2.58%, 09/18/2025	1,550,000	1,542,027

Series 2020-1, Class D, 1.80%, 12/18/2025	2,350,000	2,275,463

Series 2017-4, Class D, 3.08%, 12/18/2023	375,000	383,721

Series 2019-2, Class C, 2.74%, 04/18/2025	1,185,000	1,220,978

Series 2019-2, Class D, 2.99%, 06/18/2025	3,290,000	3,316,371

Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 3.84% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	21,296	21,109

Benchmark Mortgage Trust, Series 2018-B1, Class XA, 0.66%, 01/15/2051(i)	5,706,120	171,675

Capital Auto Receivables Asset Trust, Series 2017-1, Class D, 3.15%, 02/20/2025(c)	110,000	111,769

CarMax Auto Owner Trust,
Series 2019-3, Class D, 2.85%, 01/15/2026	990,000	1,001,661

Series 2017-4, Class D, 3.30%, 05/15/2024	280,000	283,785

Series 2018-1, Class D, 3.37%, 07/15/2024	195,000	196,833

CCG Receivables Trust,
Series 2018-1, Class C, 3.42%, 06/16/2025(c)	70,000	70,487

Series 2019-1, Class B, 3.22%, 09/14/2026(c)	140,000	143,490

Series 2019-1, Class C, 3.57%, 09/14/2026(c)	35,000	35,622

Series 2018-1, Class B, 3.09%, 06/16/2025(c)	240,000	241,896

CD Mortgage Trust, Series 2017-CD6, Class XA, 1.10%, 11/13/2050(i)	2,272,553	97,223

Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.90%, 01/25/2036(i)	8,214	7,702

CHL Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	299,929	296,101

Series 2005-JA, Class A7, 5.50%, 11/25/2035	316,950	312,265

Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, 1.25%, 10/12/2050(i)	6,061,819	344,774

	Principal Amount	Value

Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 4.22%, 05/25/2035(i)	$359,584	$355,860

Series 2006-AR1, Class 1A1, 3.88% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	86,014	84,157

Series 2014-8, Class 1A2, 0.48% (1 mo. USD LIBOR + 0.29%), 07/20/2036(c)(e)	2,337,022	2,284,764

CNH Equipment Trust, Series 2017-C, Class B, 2.54%, 05/15/2025	185,000	186,930

COMM Mortgage Trust,
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	455,000	484,906

Series 2014-CR21, Class AM, 3.99%, 12/10/2047	25,000	26,584

Commercial Mortgage Trust,
Series 2012-CR5, Class XA, 1.66%, 12/10/2045(i)	2,403,694	69,298

Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	1,600,000	1,718,058

CPS Auto Receivables Trust, Series 2018-A, Class B, 2.77%, 04/18/2022(c)	6,342	6,347

Credit Acceptance Auto Loan Trust,
Series 2019-1A, Class B, 3.75%, 04/17/2028(c)	85,000	87,659

Series 2019-1A, Class C, 3.94%, 06/15/2028(c)	515,000	530,326

Series 2017-3A, Class C, 3.48%, 10/15/2026(c)	565,000	565,502

Series 2018-1A, Class C, 3.77%, 06/15/2027(c)	1,040,000	1,052,499

CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 0.41% (1 mo. USD LIBOR + 0.23%), 12/15/2035(e)	12,683	12,447

Series 2006-H, Class 2A1A, 0.33% (1 mo. USD LIBOR + 0.15%), 11/15/2036(e)	13,670	10,271

Dell Equipment Finance Trust,
Series 2019-1, Class C, 3.14%, 03/22/2024(c)	270,000	272,869

Series 2019-2, Class D, 2.48%, 04/22/2025(c)	1,290,000	1,289,942

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.08%, 06/25/2036(i)	37,904	36,331

Deutsche Mortgage Securities, Inc., Series 2013-RS1, Class 1A2, 0.41% (1 mo. USD LIBOR + 0.22%), 07/22/2036(c)(e)	2,365,790	2,322,712

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
Drive Auto Receivables Trust,
Series 2019-3, Class C, 2.90%, 08/15/2025	$2,255,000	$2,291,498
Series 2019-3, Class D, 3.18%, 10/15/2026	2,540,000	2,580,831
DT Auto Owner Trust,
Series 2019-3A, Class D, 2.96%, 04/15/2025(c)	875,000	879,897
Series 2019-2A, Class D, 3.48%, 02/18/2025(c)	285,000	289,414
Series 2019-4A, Class D, 2.85%, 07/15/2025(c)	2,050,000	2,061,393
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(c)	2,170,000	2,245,259
Series 2019-4A, Class D, 2.58%, 09/15/2025(c)	2,730,000	2,726,946
FREMF Mortgage Trust,
Series 2017-K62, Class B, 4.00%, 01/25/2050(c)(i)	280,000	300,490
Series 2013-K25, Class C, 3.74%, 11/25/2045(c)(i)	135,000	138,158
Series 2013-K26, Class C, 3.72%, 12/25/2045(c)(i)	95,000	97,256
Series 2013-K27, Class C, 3.62%, 01/25/2046(c)(i)	1,460,000	1,493,524
Series 2013-K28, Class C, 3.61%, 06/25/2046(c)(i)	2,330,000	2,386,952
Series 2013-K29, Class C, 3.60%, 05/25/2046(c)(i)	2,300,000	2,358,236
Series 2015-K44, Class B, 3.81%, 01/25/2048(c)(i)	2,310,000	2,467,050
Series 2015-K45, Class B, 3.71%, 04/25/2048(c)(i)	4,646,000	4,946,224
Series 2017-K724, Class B, 3.60%, 11/25/2023(c)(i)	1,535,000	1,609,214
Series 2016-K54, Class C, 4.19%, 04/25/2048(c)(i)	1,810,000	1,911,458
Series 2016-K723, Class C, 3.70%, 11/25/2023(c)(i)	815,000	831,997
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 07/15/2022(c)	141,329	141,776
GS Mortgage Securities Trust, Series 2013-GC16, Class AS, 4.65%, 11/10/2046	160,000	171,188
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.34%, 07/25/2035(i)	6,264	6,167
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.79% (1 mo. USD LIBOR + 0.31%), 07/25/2035(e)	5,762	5,756
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	235,000	240,008
Series 2014-C20, Class AS, 4.04%, 07/15/2047	630,000	666,967

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 3.97%, 07/25/2035(i)	$27,573	$26,759
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(i)	680,000	633,809
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 0.28% (1 mo. USD LIBOR + 0.10%), 08/25/2036(e)	808,705	354,029
Morgan Stanley BAML Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	570,000	587,286
Series 2014-C14, Class B, 4.92%, 02/15/2047(i)	240,000	252,052
Morgan Stanley Capital I Trust,
Series 2017-HR2, Class XA, 0.93%, 12/15/2050(i)	2,001,816	91,547
Navistar Financial Dealer Note Master Owner Trust II,
Series 2019-1, Class C, 1.13% (1 mo. USD LIBOR + 0.95%), 05/25/2024(c)(e)	270,000	268,832
Series 2019-1, Class D, 1.63% (1 mo. USD LIBOR + 1.45%), 05/25/2024(c)(e)	255,000	252,647
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(c)	1,410,000	1,429,931
RALI Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	9,996	9,155
Residential Asset Securitization Trust, Series 2005-A6CB, Class A7, 6.00%, 06/25/2035	1,416,116	1,251,153
Santander Drive Auto Receivables Trust,
Series 2019-2, Class D, 3.22%, 07/15/2025	170,000	174,611
Series 2019-3, Class D, 2.68%, 10/15/2025	1,910,000	1,908,309
Series 2017-2, Class D, 3.49%, 07/17/2023	190,000	193,280
Series 2018-2, Class D, 3.88%, 02/15/2024	145,000	147,960
Santander Retail Auto Lease Trust,
Series 2019-A, Class C, 3.30%, 05/22/2023(c)	2,680,000	2,722,675
Series 2019-B, Class C, 2.77%, 08/21/2023(c)	1,410,000	1,410,207
Series 2019-C, Class C, 2.39%, 11/20/2023(c)	2,365,000	2,345,616
SLM Student Loan Trust, Series 2004-5X, Class A6, 0.24% (3 mo. EURIBOR + 0.40%), 10/25/2039(c)(e)	EUR 8,041,255	8,578,300
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(c)	482,387	508,453

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

		Principal Amount	Value
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, 1.15%, 11/15/2050(i)		$3,768,486	$193,487
United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.16%, 08/12/2024(c)		130,000	131,626
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2005-AR16, Class 1A1, 3.75%, 12/25/2035(i)		5,412	5,205
Series 2003-AR10, Class A7, 4.19%, 10/25/2033(i)		35,531	34,799
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, 1.03%, 12/15/2050(i)		2,777,679	145,787

Westlake Automobile Receivables Trust, Series 2020-1A, Class D, 2.80%, 06/16/2025(c)		2,565,000	2,567,392
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class XA, 1.48%, 03/15/2044(c)(i)		2,729,788	19,027
Series 2013-C14, Class AS, 3.49%, 06/15/2046		640,000	658,804
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(i)		395,000	423,531
Series 2014-C20, Class AS, 4.18%, 05/15/2047		490,000	520,530
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, 4.29% (3 mo. USD LIBOR + 3.25%), 07/23/2029(c)(e)		250,000	230,442
Alba PLC, Series 2007-1, Class F, 3.42% (3 mo. GBP LIBOR + 3.25%), 03/17/2039(c)(e)	GBP	426,258	484,717
Eurosail PLC, Series 2006-2X, Class E1C, 3.44% (3 mo. GBP LIBOR + 3.25%), 12/15/2044(c)(e)	GBP	1,830,000	1,940,523
Gemgarto PLC, Series 2018-1, Class E, 2.45% (3 mo. GBP LIBOR + 2.25%), 09/16/2065(c)(e) GBP		2,224,480	2,613,945
Hawksmoor Mortgage Funding PLC, Series 2019-1X, Class C, 2.17% (SONIO/N + 2.10%), 05/25/2053(c)(e)	GBP	4,040,000	4,912,905
Ludgate Funding PLC, Series 2007-1, Class MA, 0.38% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(c)(e)	GBP	1,246,840	1,430,086
Towd Point Mortgage Funding, Series 2019-GR4X, Class C, 2.40% (3 mo. GBP LIBOR + 1.75%), 10/20/2051(c)(e)	GBP	3,700,000	4,561,551

		Principal Amount	Value
Prosil Acquisition S.A., Series 2019-1, Class A, 1.77% (3 mo. EURIBOR + 2.00%), 10/31/2039(c)(e)	EUR	2,338,538	$2,523,829
Alhambra SME Funding,
Series 2019-1, Class A, 2.00% (EUR001M + 2.00%), 11/30/2028(c)(e)	EUR	4,622,642	5,149,843
Series 2019-1, Class B, 2.50% (EUR001M + 2.50%), 11/30/2028(c)(e)	EUR	625,000	686,693
Series 2019-1, Class D, 8.75% (EUR001M + 9.25%), 11/30/2028(c)(e)	EUR	141,425	151,818
Futura Srl, Series 2019-1, Class A, 2.67% (6 mo. EURIBOR + 3.00%), 07/31/2044(c)(e)	EUR	2,740,000	2,928,499
BBVA Consumer Auto, Series 2018-1, Class C, 2.30%, 07/20/2031(c)	EUR	5,000,000	5,608,886
Element Rail Leasing I LLC, Series 2014-1A, Class A1, 2.30%, 04/19/2044(c)		$40,576	40,721
Total Asset-Backed Securities (Cost $119,134,578)			119,196,262

U.S. Government Sponsored Agency Mortgage-Backed Securities–8.65%
Federal National Mortgage Association, 7.00%, 07/01/2032		29,408	34,239
Fannie Mae Interest STRIPS, IO, 5.50%, 04/25/2034		89,753	17,007
Fannie Mae Interest STRIPS, IO, 5.50%, 04/25/2034		48,978	9,218
Freddie Mac REMICs, IO, 5.82% (1 mo. USD LIBOR + 6.00%), 03/15/2024(e)		113,343	9,496
Fannie Mae REMICs, IO, 7.37% (1 mo. USD LIBOR + 7.55%), 10/25/2033(e)		227,905	52,928
Fannie Mae Interest STRIPS, IO, 5.50%, 06/25/2035		64,917	11,145
Fannie Mae Interest STRIPS, IO, 5.50%, 02/25/2035		32,242	5,889
Freddie Mac REMICs, IO, 6.52% (6.70% - 1 mo. USD LIBOR), 01/15/2035(e)		96,336	19,599
Fannie Mae REMICs, IO, 5.87% (6.05% - 1 mo. USD LIBOR), 03/25/2035(e)		277,314	53,017
Fannie Mae REMICs, IO, 6.52% (6.70% - 1 mo. USD LIBOR), 05/25/2035(e)		248,800	48,200
Fannie Mae REMICs, IO, 6.57% (6.75% - 1 mo. USD LIBOR), 05/25/2035(e)		377,874	62,128
Fannie Mae REMICs, IO, 6.42% (1 mo. USD LIBOR + 6.60%), 05/25/2035(e)		150,640	25,628
Freddie Mac REMICs, IO, 6.54% (1 mo. USD LIBOR + 6.72%), 05/15/2035(e)		199,334	42,435
Fannie Mae REMICs, IO, 6.52% (1 mo. USD LIBOR + 6.70%), 10/25/2031(e)		13,618	2,623

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
Fannie Mae REMICs, 4.50%, 08/25/2025	$36,528	$37,778
Fannie Mae Interest STRIPS, IO, 6.00%, 08/25/2035	41,957	9,190
Freddie Mac REMICs, 24.07% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	57,449	97,432
Fannie Mae REMICs, 5.50%, 12/25/2025	286,772	300,469
Fannie Mae REMICs, 23.89% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	58,364	98,737
Fannie Mae REMICs, 23.52% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	80,690	133,866
Fannie Mae REMICs, IO, 7.05% (1 mo. USD LIBOR + 7.23%), 09/25/2036(e)	275,465	49,248
Freddie Mac STRIPS, IO, 6.00%, 12/15/2032	40,696	6,892
Fannie Mae REMICs, IO, 6.36% (1 mo. USD LIBOR + 6.54%), 06/25/2037(e)	241,616	51,782
Freddie Mac REMICs, IO, 6.82% (7.00% - 1 mo. USD LIBOR), 12/15/2037(e)	62,093	14,604
Freddie Mac REMICs, IO, 5.82% (1 mo. USD LIBOR + 6.00%), 04/15/2038(e)	18,689	3,434
Freddie Mac REMICs, IO, 5.89% (6.07% - 1 mo. USD LIBOR), 05/15/2038(e)	118,921	24,829
Fannie Mae REMICs, IO, 5.87% (1 mo. USD LIBOR + 6.05%), 07/25/2038(e)	9,346	1,854
Fannie Mae REMICs, IO, 6.52% (1 mo. USD LIBOR + 6.70%), 02/25/2024(e)	369	23
Fannie Mae REMICs, 1.12% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	11,457	11,682
Freddie Mac REMICs, IO, 6.07% (1 mo. USD LIBOR + 6.25%), 12/15/2039(e)	32,759	6,520
Fannie Mae REMICs, 3.00%, 12/25/2020	106	106
Fannie Mae REMICs, IO, 4.50%, 11/25/2020	134	0
Fannie Mae REMICs, 5.00%, 04/25/2040	72,007	76,575
Fannie Mae REMICs, 4.00%, 03/25/2041	33,283	36,116
Government National Mortgage Association, IO, 6.45% (6.65% - 1 mo. USD LIBOR), 04/16/2041(e)	250,416	45,878
Freddie Mac REMICs, 3.00%, 05/15/2040	2,986	3,084
Fannie Mae REMICs, 4.00%, 08/25/2026	3,294	3,322
Fannie Mae REMICs, IO, 6.37% (6.55% - 1 mo. USD LIBOR), 10/25/2041(e)	111,852	23,511

	Principal Amount	Value
Freddie Mac REMICs, 4.00%, 06/15/2038	$42,901	$47,053
Fannie Mae REMICs, 0.58% (1 mo. USD LIBOR + 0.40%), 03/25/2042(e)	132,619	132,520
Fannie Mae REMICs, IO, 4.00%, 04/25/2041	548,008	54,338
Fannie Mae REMICs, IO, 5.97% (6.15% - 1 mo. USD LIBOR), 12/25/2042(e)	382,119	78,923
Freddie Mac REMICs, 1.50%, 07/15/2023	73,385	73,715
Federal National Mortgage Association, 5.50%, 04/01/2022	2,278	2,337
Freddie Mac Multifamily Structured Pass Through Ctfs., Series K734, Class X1, 0.79%, 02/25/2026(i)	1,678,171	52,148
Freddie Mac Multifamily Structured Pass Through Ctfs., Series K735, Class X1, 1.10%, 05/25/2026(i)	3,102,252	152,076
Federal National Mortgage Association, 7.50%, 10/01/2029	68,050	80,310
Freddie Mac REMICs, IO, 6.57% (6.75% - 1 mo. USD LIBOR), 02/15/2035(e)	16,549	3,331
Freddie Mac REMICs, IO, 6.54% (6.72% - 1 mo. USD LIBOR), 05/15/2035(e)	133,403	22,634
Government National Mortgage Association, IO, 6.35% (6.55% - 1 mo. USD LIBOR), 04/16/2037(e)	152,486	31,151
Federal National Mortgage Association, 6.00%, 05/25/2029	1	0
Federal National Mortgage Association, 5.00%, 01/01/2022	397	417
Federal Home Loan Mortgage Corp., 6.00%, 11/01/2021	8,971	9,973
Federal National Mortgage Association, 5.50%, 02/01/2035	15,157	17,394
Government National Mortgage Association, ARM, 3.13% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 11/20/2025(e)	1,331	1,378
Freddie Mac REMICs, 4.00%, 04/15/2040	54,831	56,265
Federal Home Loan Mortgage Corp., 5.00%, 09/01/2033	154,063	177,007
Freddie Mac STRIPS, IO, 6.50%, 02/01/2028	3,005	458
Fannie Mae REMICs, IO, 6.57% (6.75% - 1 mo. USD LIBOR), 03/25/2035(e)	7,487	1,324
Fannie Mae REMICs, 3.00%, 01/25/2021	242	242

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp., 6.50%, 08/01/2031	$82,728	$93,110
Federal Home Loan Mortgage Corp., 7.00%, 10/01/2037	12,889	14,776
Federal Home Loan Mortgage Corp., 6.50%, 11/01/2022	3,147	3,189
Federal National Mortgage Association, 5.00%, 07/01/2033	160,495	183,542
Federal National Mortgage Association, 5.50%, 07/01/2022	1,631	1,686
Federal National Mortgage Association, 7.50%, 03/01/2033	221,821	259,844
Federal National Mortgage Association, 8.50%, 07/01/2032	343	345
Federal National Mortgage Association, 7.00%, 04/01/2033	3,578	4,138
Federal National Mortgage Association, 5.00%, 03/01/2021	4	4
Federal National Mortgage Association, 5.50%, 04/01/2021	878	888
Federal National Mortgage Association, 5.00%, 12/01/2021	4,807	5,056
Federal National Mortgage Association, 5.50%, 04/01/2022	2,353	2,411
Federal National Mortgage Association, 5.00%, 01/01/2024	29	30
Government National Mortgage Association, 8.00%, 05/15/2026	6,623	6,651
Government National Mortgage Association, 7.00%, 04/15/2028	10,715	11,953
Government National Mortgage Association, 7.00%, 07/15/2028	22,467	25,066
Freddie Mac REMICs, 7.50%, 09/15/2022	72,679	76,254
Fannie Mae Interest STRIPS, IO, 7.50%, 03/25/2023	28,383	2,123
Fannie Mae Interest STRIPS, IO, 7.50%, 05/25/2023	3,354	257
Freddie Mac REMICs, 6.75%, 02/15/2024	49,142	52,536
Fannie Mae Interest STRIPS, IO, 7.50%, 01/25/2024	70,186	6,410
Freddie Mac REMICs, 7.00%, 09/15/2026	186,519	208,064
Freddie Mac REMICs, 6.50%, 04/15/2028	96,715	110,937
Freddie Mac REMICs, IO, 8.51% (8.70% - 1 mo. USD LIBOR), 07/17/2028(e)	3,129	288

	Principal Amount	Value
Freddie Mac REMICs, IO, 8.51% (8.70% - 1 mo. USD LIBOR), 07/17/2028(e)	$6,388	$724
Freddie Mac REMICs, 0.63% (1 mo. USD LIBOR + 0.45%), 12/15/2028(e)	160,076	160,042
Freddie Mac REMICs, 0.63% (1 mo. USD LIBOR + 0.45%), 02/15/2029(e)	4,897	4,896
Freddie Mac REMICs, IO, 7.47% (1 mo. USD LIBOR + 7.65%), 03/15/2029(e)	227,945	39,919
Freddie Mac REMICs, 6.00%, 04/15/2029	88,901	100,797
Fannie Mae Interest STRIPS, IO, 6.50%, 04/25/2029	18,645	3,262
Freddie Mac STRIPS, IO, 7.00%, 09/01/2029	18,086	3,369
Fannie Mae REMICs, 6.50%, 11/25/2029	57,417	65,748
Freddie Mac REMICs, 6.50%, 10/15/2029	68,235	78,344
Freddie Mac REMICs, 6.50%, 06/15/2031	8,440	9,704
Fannie Mae Interest STRIPS, IO, 6.50%, 06/25/2031	192,883	31,187
Freddie Mac REMICs, 1.13% (1 mo. USD LIBOR + 0.95%), 08/15/2031(e)	46,560	47,389
Freddie Mac REMICs, 6.50%, 10/15/2031	33,825	39,857
Fannie Mae REMICs, IO, 7.71% (7.90% - 1 mo. USD LIBOR), 11/18/2031(e)	28,033	6,344
Fannie Mae REMICs, IO, 7.71% (7.90% - 1 mo. USD LIBOR), 12/18/2031(e)	6,655	1,296
Fannie Mae REMICs, IO, 7.72% (7.90% - 1 mo. USD LIBOR), 11/25/2031(e)	5,204	1,142
Fannie Mae REMICs, 6.00%, 01/25/2032	47,238	53,100
Fannie Mae REMICs, IO, 7.77% (1 mo. USD LIBOR + 7.95%), 01/25/2032(e)	5,730	1,216
Freddie Mac REMICs, IO, 7.77% (1 mo. USD LIBOR + 7.95%), 12/15/2026(e)	118,241	15,334
Fannie Mae Interest STRIPS, IO, 6.50%, 02/25/2032	97,600	17,724
Fannie Mae REMICs, IO, 7.92% (1 mo. USD LIBOR + 8.10%), 03/25/2032(e)	8,157	1,875
Freddie Mac REMICs, 1.13% (1 mo. USD LIBOR + 0.95%), 02/15/2032(e)	56,372	57,295
Fannie Mae REMICs, 1.18% (1 mo. USD LIBOR + 1.00%), 04/25/2032(e)	24,029	24,467
Fannie Mae Interest STRIPS, IO, 6.50%, 04/25/2032	29,304	6,261
Fannie Mae REMICs, IO, 7.62% (7.80% - 1 mo. USD LIBOR), 04/25/2032(e)	4,456	993

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
Freddie Mac REMICs, IO, 7.82% (1 mo. USD LIBOR + 8.00%), 04/15/2032(e)	$413,427	$67,360
Freddie Mac REMICs, 0.73% (1 mo. USD LIBOR + 0.55%), 01/15/2032(e)	53,988	54,155
Freddie Mac REMICs, 6.50%, 06/15/2032	117,187	136,174
Freddie Mac REMICs, 1.18% (1 mo. USD LIBOR + 1.00%), 03/15/2032(e)	25,162	25,221
Fannie Mae REMICs, IO, 6.82% (7.00% - 1 mo. USD LIBOR), 04/25/2032(e)	30,361	6,315
Freddie Mac REMICs, 1.18% (1 mo. USD LIBOR + 1.00%), 02/15/2032(e)	23,017	23,434
Fannie Mae Interest STRIPS, IO, 6.50%, 07/25/2032	28,368	5,548
Freddie Mac REMICs, 1.18% (1 mo. USD LIBOR + 1.00%), 03/15/2032(e)	43,172	43,947
Fannie Mae REMICs, IO, 7.82% (8.00% - 1 mo. USD LIBOR), 07/25/2032(e)	6,437	1,499
Freddie Mac REMICs, 1.18% (1 mo. USD LIBOR + 1.00%), 02/15/2032(e)	23,555	23,981
Fannie Mae REMICs, IO, 7.82% (8.00% - 1 mo. USD LIBOR), 09/25/2032(e)	4,477	1,023
Freddie Mac REMICs, 0.73% (1 mo. USD LIBOR + 0.55%), 06/15/2031(e)	91,814	92,080
Fannie Mae REMICs, IO, 7.82% (8.00% - 1 mo. USD LIBOR), 07/25/2032(e)	8,845	2,059
Fannie Mae REMICs, 0.69% (1 mo. USD LIBOR + 0.50%), 10/18/2032(e)	17,193	17,217
Fannie Mae REMICs, 1.18% (1 mo. USD LIBOR + 1.00%), 04/25/2032(e)	7,399	7,534
Fannie Mae REMICs, IO, 7.91% (1 mo. USD LIBOR + 8.10%), 12/18/2032(e)	8,230	1,422
Freddie Mac REMICs, 1.18% (1 mo. USD LIBOR + 1.00%), 02/15/2032(e)	20,480	20,850
Freddie Mac REMICs, IO, 7.92% (8.10% - 1 mo. USD LIBOR), 06/15/2029(e)	8,547	1,740
Fannie Mae REMICs, 1.18% (1 mo. USD LIBOR + 1.00%), 12/25/2032(e)	104,571	106,490
Fannie Mae REMICs, IO, 7.91% (8.10% - 1 mo. USD LIBOR), 12/18/2032(e)	51,726	12,082
Fannie Mae Interest STRIPS, IO, 6.00%, 12/25/2032	56,198	10,902
Fannie Mae REMICs, 0.67% (1 mo. USD LIBOR + 0.50%), 09/25/2032(e)	58,507	58,590
Fannie Mae REMICs, 1.18% (1 mo. USD LIBOR + 1.00%), 09/25/2032(e)	104,573	106,493

	Principal Amount	Value
Fannie Mae Interest STRIPS, IO, 6.00%, 02/25/2033	$110,491	$22,071
Fannie Mae REMICs, IO, 8.07% (8.25% - 1 mo. USD LIBOR), 02/25/2033(e)	13,505	3,217
Fannie Mae REMICs, IO, 7.00%, 03/25/2033	89,254	19,530
Fannie Mae Interest STRIPS, IO, 6.00%, 03/25/2033	480,531	91,414
Fannie Mae Interest STRIPS, IO, 6.00%, 03/25/2033	89,683	17,339
Fannie Mae REMICs, IO, 7.00%, 04/25/2033	65,071	15,326
Fannie Mae REMICs, IO, 8.07% (1 mo. USD LIBOR + 8.25%), 05/25/2033(e)	47,503	11,673
Freddie Mac REMICs, 3.50%, 05/15/2032	29,463	31,629
Fannie Mae Interest STRIPS, IO, 6.00%, 10/25/2033(i)	259,274	52,199
Freddie Mac REMICs, 5.00%, 09/15/2023	183,904	191,998
Freddie Mac REMICs, IO, 6.87% (1 mo. USD LIBOR + 7.05%), 10/15/2033(e)	96,691	20,143
Fannie Mae REMICs, 0.58% (1 mo. USD LIBOR + 0.40%), 11/25/2033(e)	11,018	11,018
Fannie Mae Interest STRIPS, IO, 5.50%, 01/25/2034	83,246	15,157
Freddie Mac Multifamily Structured Pass Through Ctfs., Series K093, Class X1, 1.09%, 05/25/2029(i)	20,084,125	1,442,611
Federal National Mortgage Association, TBA, 2.50%, 07/01/2050(j)	27,000,000	28,138,008
Federal National Mortgage Association, TBA, 3.00%, 07/01/2050(j)	28,970,000	30,504,504
Government National Mortgage Association, TBA, 3.50%, 07/01/2050(j)	11,310,000	11,935,585
Federal National Mortgage Association, TBA, 3.00%, 07/01/2035(j)	4,525,000	4,755,315
Federal National Mortgage Association, TBA, 2.50%, 07/01/2035(j)	5,285,000	5,532,115
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $87,627,174)		87,904,289

U.S. Treasury Securities–5.14%
U.S. Treasury Inflation — Indexed Bonds–3.22%
1.00%, 02/15/2048(k)	17,789,905	18,011,803
1.00%, 02/15/2049(k)	14,555,089	14,650,395
		32,662,198

U.S. Treasury Inflation — Indexed Notes–1.92%
0.13%, 04/15/2025(k)	19,324,938	19,524,228
Total U.S. Treasury Securities (Cost $51,669,932)		52,186,426

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

	Units	Value
Agency Credit Risk Transfer Notes–2.76%

United States–2.76%
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2,2.57% (1 mo. USD LIBOR + 2.40%), 04/25/2031(c)(e)	1,701,778	$1,696,990
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2,2.47% (1 mo. USD LIBOR + 2.30%), 08/25/2031(c)(e)	508,690	505,328
Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 1M2,3.18% (1 mo. USD LIBOR + 3.00%), 07/25/2024(e)	646,961	572,269
Fannie Mae Connecticut Avenue Securities, Series 2016-C05, Class 2M2,4.63% (1 mo. USD LIBOR + 4.45%), 01/25/2029(e)	1,463,749	1,507,722
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M2,3.02% (1 mo. USD LIBOR + 2.85%), 11/25/2029(e)	956,761	948,866
Fannie Mae Connecticut Avenue Securities, Series 2017-C07, Class 1M2,2.58% (1 mo. USD LIBOR + 2.40%), 05/25/2030(e)	519,700	512,796
Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2,2.73% (1 mo. USD LIBOR + 2.55%), 12/25/2030(e)	640,539	636,386
Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 2M2,2.27% (1 mo. USD LIBOR + 2.10%), 03/25/2031(e)	1,058,014	1,042,694
Fannie Mae Connecticut Avenue Securities, Series 2019-R03, Class 1M2,2.33% (1 mo. USD LIBOR + 2.15%), 09/25/2031(c)(e)	1,124,243	1,119,769
Freddie Mac, Series 2014-DN1, Class M3, STACR®, 4.68% (1 mo. USD LIBOR + 4.50%), 02/25/2024(e)	815,000	715,222
Freddie Mac, Series 2014-DN2, Class M3, STACR®, 3.77% (1 mo. USD LIBOR + 3.60%), 04/25/2024(e)	840,000	748,279
Freddie Mac, Series 2014-DN3, Class M3, STACR®, 4.17% (1 mo. USD LIBOR + 4.00%), 08/25/2024(e)	1,621,077	1,658,264
Freddie Mac, Series 2014-HQ2, Class M3, STACR®, 3.93% (1 mo. USD LIBOR + 3.75%), 09/25/2024(e)	915,000	943,374
Freddie Mac, Series 2016-DNA2, Class M3, STACR®, 4.82% (1 mo. USD LIBOR + 4.65%), 10/25/2028(e)	802,619	842,712

	Units	Value
United States–(continued)
Freddie Mac, Series 2016-DNA3, Class M3, STACR®, 5.17% (1 mo. USD LIBOR + 5.00%), 12/25/2028(e)	3,331,225	$3,464,958
Freddie Mac, Series 2016-HQA3, Class M3, STACR®, 4.02% (1 mo. USD LIBOR + 3.85%), 03/25/2029(e)	3,400,000	3,526,522
Freddie Mac, Series 2016-HQA4, Class M3, STACR®, 4.07% (1 mo. USD LIBOR + 3.90%), 04/25/2029(e)	4,580,000	4,760,983
Freddie Mac, Series 2017-DNA1, Class M2, STACR®, 3.43% (1 mo. USD LIBOR + 3.25%), 07/25/2029(e)	1,980,000	2,015,465
Freddie Mac, Series 2019-HRP1, Class M2, STACR®, 1.57% (1 mo. USD LIBOR + 1.40%), 02/25/2049(c)(e)	745,000	714,360
Freddie Mac Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10,3.43% (1 mo. USD LIBOR + 3.25%), 10/15/2049(c)(e)	133,000	122,011
Total Agency Credit Risk Transfer Notes (Cost $28,185,128)		28,054,970

Variable Rate Senior Loan Interests–0.35%(l)(m)

Canada–0.05%
Bausch Health Americas, Inc., First Lien Incremental Term Loan, 2.94% (1 mo. USD LIBOR + 2.75%), 11/27/2025	467,200	452,990

Luxembourg–0.03%
Altice Financing S.A., Term Loan, 2.93% (1 mo. USD LIBOR + 2.75%), 07/15/2025	366,859	348,287

United States–0.27%
American Greetings Corp., Term Loan, (1 mo. USD LIBOR + 4.50%), 04/06/2024	510,696	474,948
Caesars Resort Collection LLC, Term Loan B, (1 mo. USD LIBOR + 2.75%), 12/23/2024	722,589	645,250
Claire’s Stores, Inc., Term Loan B, (1 mo. USD LIBOR + 6.50%), 12/18/2026	72,606	58,303
Dun & Bradstreet Corp. (The), Term Loan, (1 mo. USD LIBOR + 4.00%), 02/06/2026	430,920	420,955
Murray Energy Corp., Term Loan B-2, (1 mo. USD LIBOR + 2.00%), 10/17/2022(b)	540,737	16,222
PetSmart, Inc., First Lien Term Loan, (1 mo. USD LIBOR + 4.00%), 03/11/2022	353,054	349,363
Scientific Games International, Inc., Term Loan B-5, (3 mo. USD LIBOR + 2.75%), 08/14/2024	700,684	622,908

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

	Units	Value
United States–(continued)
Windstream Services LLC, Term Loan B-6, (3 mo. Prime Rate + 5.00%), 03/29/2021	169,086	$104,537
		2,692,486
Total Variable Rate Senior Loan Interests (Cost $4,249,654)		3,493,763

Investment Companies–0.23%

United States–0.23%
Invesco Conservative Income Fund, Class Y,(n)	138	1,396
Invesco Oppenheimer Master Event-Linked Bond Fund, Class R6,(n)	148,653	2,349,252
Total Investment Companies (Cost $1,788,529)		2,350,648

	Shares

Common Stocks & Other Equity Interests–0.03%

Kazakhstan–0.00%
Astana-Finance JSC, GDR (Acquired 06/05/2015; Cost $0)(c)(g)(o)	446,838	1

United States–0.03%
Affinion Group, Inc., Wts. expiring 04/10/2024(g)(o)	775	0
Claire’s Stores, Inc.(n)	235	81,271
Clear Channel Worldwide Holdings, Inc.(o)	46,536	48,397

	Shares	Value

United States–(continued)
Hexion Holdings Corp., Class B(o)	25,804	$174,177

Quicksilver Resources, Inc.(g)(o)	4,151,000	0

Sabine Oil & Gas Holdings, Inc.(n)	837	11,718

		315,563

Total Common Stocks & Other Equity Interests (Cost $5,329,461)		315,564

Preferred Stocks–0.00%

United States–0.00%
Claire’s Stores, Inc., 0.00%, Series A, Pfd. (Cost $36,875)	71	12,425

Money Market Funds–5.69%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(n)(p) (Cost $57,836,662)	57,836,662	57,836,662

Options Purchased–0.54%(q)
(Cost $13,051,774)		5,468,997

TOTAL INVESTMENTS IN SECURITIES–100.83% (Cost $1,070,542,136)		1,024,464,232

OTHER ASSETS LESS LIABILITIES–(0.83)%		(8,440,899)

NET ASSETS–100.00%		$1,016,023,333

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
COP	– Colombia Peso
Ctfs.	– Certificates
EGP	– Egypt Pound
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
GDR	– Global Depositary Receipt
ICE	– Intercontinental Exchange
IDR	– Indonesian Rupiah
INR	– Indian Rupee
IO	– Interest Only
IRB	– Interest Rate Reduction Bond
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
RUB	– Russian Ruble
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at June 30, 2020 was $2,419,582, which represented less than 1% of the Fund’s Net Assets.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2020 was $460,449,741, which represented 45.32% of the Fund’s Net Assets.

(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2020.
(f)	Zero coupon bond issued at a discount.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2020.

(j)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1P.
(k)	Principal amount of security and interest payments are adjusted for inflation. See Note 1I.
(l)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(m)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(n)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$111,331,442	$503,314,779	$(556,809,559)	$-	$-	$57,836,662	$276,710
Investments in Other Affiliates:
Carlyle Tactical Private Credit Fund*	664,049	-	(669,100)	38,352	(33,301)	-	-
Claire’s Stores, Inc.	152,750	-	-	(71,479)	-	81,271	-
Invesco Conservative Income Fund, Class Y	26,120,338	105,283	(26,237,238)	98,868	(85,855)	1,396	123,370
Invesco Oppenheimer Limited-Term Bond Fund, Class R6*	9,920	-	(9,942)	-	22	-	-
Invesco Oppenheimer Master Event-Linked Bond Fund, Class R6	25,095,080	372,431	(22,802,346)	(6,884,939)	6,569,026	2,349,252	462,645
Sabine Oil & Gas Holdings, Inc.	58,800	-	-	(47,082)	-	11,718	46,688
Total	$163,432,379	$503,792,493	$(606,528,185)	$(6,866,280)	$6,449,892	$60,280,299	$909,413

*	At June 30, 2020, this security was no longer held.

(o)	Non-income producing security.
(p)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.
(q)	The table below details options purchased.

	Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD Versus AUD	Call	Standard Chartered Bank PLC	05/07/2021	AUD	0.71	USD	15,000,000	$350,385
USD Versus JPY	Call	J.P. Morgan Chase Bank, N.A.	05/06/2021	JPY	112.15	USD	15,000,000	123,465
USD Versus KRW	Call	Standard Chartered Bank PLC	12/24/2020	KRW	1,264.00	USD	13,000,000	121,329
Subtotal — Foreign Currency Call Options Purchased								595,179

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

	Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR Versus INR	Put	Goldman Sachs International	08/05/2020	INR	84.12	EUR	1,500,000	$2,039
EUR Versus NOK	Put	Goldman Sachs International	12/18/2020	NOK	11.61	EUR	31,250,000	308,857
EUR Versus NOK	Put	Goldman Sachs International	01/06/2021	NOK	9.72	EUR	3,650,000	34,775
EUR Versus NOK	Put	Goldman Sachs International	01/06/2021	NOK	9.39	EUR	3,650,000	19,700
EUR Versus NOK	Put	J.P. Morgan Chase Bank, N.A.	12/23/2020	NOK	11.68	EUR	13,000,000	157,739
EUR Versus NOK	Put	J.P. Morgan Chase Bank, N.A.	08/26/2021	NOK	10.00	EUR	3,750,000	190,732
USD Versus BRL	Put	Goldman Sachs International	02/12/2021	BRL	3.85	USD	1,250,000	28,519
USD Versus BRL	Put	Goldman Sachs International	04/26/2021	BRL	4.75	USD	1,250,000	210,781
USD Versus BRL	Put	Goldman Sachs International	08/17/2021	BRL	3.85	USD	1,460,000	68,671
USD Versus CNH	Put	Standard Chartered Bank PLC	09/22/2020	CNH	7.00	USD	22,500,000	74,678
USD Versus IDR	Put	J.P. Morgan Chase Bank, N.A.	05/17/2021	IDR	14,790.00	USD	18,750,000	345,319
USD Versus INR	Put	Bank of America, N.A.	10/27/2020	INR	72.50	USD	25,000,000	22,500
USD Versus INR	Put	Bank of America, N.A.	11/23/2020	INR	73.00	USD	25,000,000	41,750
USD Versus INR	Put	Goldman Sachs International	06/11/2021	INR	71.00	USD	1,250,000	156,969
USD Versus KRW	Put	Standard Chartered Bank PLC	12/24/2020	KRW	1,180.00	USD	13,000,000	209,820
USD Versus MXN	Put	Citibank, N.A.	03/04/2021	MXN	19.98	USD	12,500,000	43,925
USD Versus MXN	Put	Goldman Sachs International	05/06/2021	MXN	22.41	USD	15,000,000	399,780
USD Versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	20.10	USD	25,000,000	218,750
USD Versus MXN	Put	Morgan Stanley Capital Services LLC	05/07/2021	MXN	22.10	USD	15,000,000	329,550
USD Versus RUB	Put	Goldman Sachs International	08/04/2020	RUB	58.50	USD	1,650,000	2,614
USD Versus RUB	Put	Goldman Sachs International	03/08/2021	RUB	67.99	USD	29,450,000	426,259
USD Versus RUB	Put	J.P. Morgan Chase Bank, N.A.	08/05/2020	RUB	59.00	USD	1,650,000	3,371
USD Versus ZAR	Put	Goldman Sachs International	07/23/2020	ZAR	14.50	USD	15,858,620	270
Subtotal — Foreign Currency Put Options Purchased								3,297,368
Total Foreign Currency Options Purchased								$3,892,547

(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $2,986,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	Goldman Sachs International	2.00%	Pay	3 Month KWCDC	Quarterly	08/28/2020	KRW	36,000,000,000	$11
Interest Rate Risk
1 Year Interest Rate Swap	Put	Bank of America, N.A.	(0.41)	Pay	6 Month EUR LIBOR	Annually	02/10/2021	EUR	312,500,000	199,312
10 Year Interest Rate Swap	Put	Bank of America, N.A.	2.04	Pay	3 Month USD LIBOR	Semi-Annual	10/16/2020	USD	62,500,000	8,793
10 Year Interest Rate Swap	Put	Goldman Sachs International	2.27	Pay	3 Month USD LIBOR	Semi-Annual	12/02/2020	USD	45,000,000	9,451
10 Year Interest Rate Swap	Put	Morgan Stanley Capital Services LLC	2.50	Pay	3 Month USD LIBOR	Semi-Annually	08/26/2020	USD	75,000,000	132
10 Year Interest Rate Swap	Put	Morgan Stanley Capital Services LLC	0.53	Pay	6 Month EUR LIBOR	Annually	11/25/2021	EUR	9,375,000	67,108
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.61	Pay	6 Month EUR LIBOR	Annually	04/06/2021	EUR	146,000,000	4,066
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.62	Pay	6 Month EUR LIBOR	Annually	04/12/2021	EUR	146,250,000	4,211
30 Year Interest Rate Swap	Put	Goldman Sachs International	2.00	Pay	3 Month USD LIBOR	Semi-Annual	05/31/2022	USD	46,800,000	1,274,153

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value	Value
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.12%	Pay	6 Month EUR LIBOR	Annually	03/29/2021 EUR	146,200,000	$9,213
Subtotal — Interest Rate Put Swaptions Purchased									1,576,439
Total Interest Rate Swaptions Purchased									1,576,450

(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $2,986,000.

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notional Value	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Call	3.50%	Markit iTraxx Europe Crossover Index, Series 33, Version 1	Pay%	Quarterly	07/15/2020	3.800%	$(126,027)	$(15,600,000)	$(64,560)	$61,467
J.P. Morgan Chase Bank, N.A.	Call	3.50%	Markit iTraxx Europe Crossover Index, Series 33, Version 1	Pay	Quarterly	08/19/2020	3.800	(193,830)	(15,000,000)	(154,503)	39,327
J.P. Morgan Chase Bank, N.A.	Call	3.50%	Markit iTraxx Europe Crossover Index, Series 33, Version 1	Pay	Quarterly	09/16/2020	3.800	(211,753)	(15,600,000)	(204,558)	7,195
Credit Risk
J.P. Morgan Chase Bank, N.A.	Put	5.50%	Markit iTraxx Europe Crossover Index, Series 33, Version 1	Pay	Quarterly	10/21/2020	3.800	(492,387)	(23,400,000)	(372,674)	119,713
J.P. Morgan Chase Bank, N.A.	Put	5.25%	Markit iTraxx Europe Crossover Index, Series 33, Version 1	Pay	Quarterly	09/16/2020	3.800	(180,467)	(15,600,000)	(191,434)	(10,967)
Morgan Stanley & Co. International PLC	Put	0.98%	Markit CDX North America Investment Grade Index, Series 34, Version 4	Pay	Quarterly	08/19/2020	5.165	(20,079)	(3,000,000)	(87,378)	(67,299)
Total Credit Default Swaptions Written								(1,224,543)		(1,075,107)	149,436

(a)

Implied credit spreads represent the current level, as of June 30, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Currency Risk
EUR Versus BRL	Call	Morgan Stanley & Co. International PLC	08/24/2021	BRL	5.90	$(635,206)	EUR	(11,300,000)	$(2,272,769)	$(1,637,563)
EUR Versus INR	Call	Goldman Sachs International	08/05/2020	INR	101.11	(293,515)	EUR	(1,500,000)	(65,356)	228,159
EUR Versus NOK	Call	Goldman Sachs International	12/18/2020	NOK	12.95	(452,702)	EUR	(31,250,000)	(436,409)	16,293
EUR Versus NOK	Call	J.P. Morgan Chase Bank, N.A.	12/23/2020	NOK	13.03	(183,079)	EUR	(13,000,000)	(172,476)	10,603
EUR Versus RUB	Call	Bank of America, N.A.	11/03/2020	RUB	87.63	(517,232)	EUR	(15,100,000)	(927,468)	(410,236)
EUR Versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	12/08/2020	ZAR	21.40	(449,997)	EUR	(15,100,000)	(1,098,609)	(648,612)
EUR Versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	01/27/2021	ZAR	17.21	(958,875)	USD	(37,500,000)	(2,404,537)	(1,445,662)
GBP Versus AUD	Call	Bank of America, N.A.	11/30/2020	AUD	2.36	(306,125)	GBP	(15,000,000)	(133,098)	173,027
USD Versus AUD	Call	Standard Chartered Bank PLC	08/07/2020	AUD	0.68	(86,437)	USD	(15,000,000)	(315,075)	(228,638)
USD Versus BRL	Call	J.P. Morgan Chase Bank, N.A.	04/26/2021	BRL	6.50	(125,000)	USD	(3,125,000)	(86,591)	38,409
USD Versus CLP	Call	Morgan Stanley Capital Services LLC	08/27/2020	CLP	854.00	(54,373)	USD	(8,750,000)	(92,269)	(37,896)
USD Versus CNH	Call	Standard Chartered Bank PLC	09/22/2020	CNH	7.24	(92,326)	USD	(22,500,000)	(83,813)	8,513
USD Versus IDR	Call	J.P. Morgan Chase Bank, N.A.	05/17/2021	IDR	17,910.00	(487,125)	USD	(18,750,000)	(177,319)	309,806
USD Versus INR	Call	Bank of America, N.A.	10/27/2020	INR	77.55	(272,750)	USD	(25,000,000)	(226,875)	45,875
USD Versus INR	Call	Bank of America, N.A.	11/23/2020	INR	77.10	(223,000)	USD	(25,000,000)	(339,675)	(116,675)
USD Versus INR	Call	Goldman Sachs International	06/11/2021	INR	83.00	(210,000)	USD	(1,250,000)	(162,025)	47,975
USD Versus JPY	Call	J.P. Morgan Chase Bank, N.A.	08/06/2020	JPY	109.25	(64,200)	USD	(15,000,000)	(43,155)	21,045
USD Versus MXN	Call	Citibank, N.A.	03/04/2021	MXN	22.52	(251,368)	USD	(12,500,000)	(948,938)	(697,570)
USD Versus MXN	Call	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	23.09	(570,125)	USD	(25,000,000)	(2,554,875)	(1,984,750)
USD Versus RUB	Call	Goldman Sachs International	01/08/2021	RUB	94.00	(154,925)	USD	(6,250,000)	(26,144)	128,781
USD Versus RUB	Call	Goldman Sachs International	02/24/2021	RUB	104.00	(172,137)	USD	(6,250,000)	(19,331)	152,806
USD Versus RUB	Call	Goldman Sachs International	03/08/2021	RUB	77.09	(637,475)	USD	(29,450,000)	(842,152)	(204,677)
USD Versus ZAR	Call	Goldman Sachs International	12/08/2020	ZAR	22.00	(77,403)	USD	(2,500,000)	(14,020)	63,383
USD Versus ZAR	Call	Goldman Sachs International	01/07/2021	ZAR	20.00	(439,750)	USD	(12,500,000)	(205,700)	234,050
USD Versus ZAR	Call	Goldman Sachs International	04/23/2021	ZAR	22.88	(74,073)	USD	(2,100,000)	(24,284)	49,789
Subtotal — Foreign Currency Call Options Written						(7,789,198)			(13,672,963)	(5,883,765)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Currency Risk
USD Versus CLP	Put	Morgan Stanley & Co. International PLC	08/27/2020	CLP	779.00	$(123,450)	USD	(15,000,000)	$(66,270)	$57,180
USD Versus INR	Put	Bank of America, N.A.	10/27/2020	INR	69.30	(114,250)	USD	(25,000,000)	(3,175)	111,075
USD Versus INR	Put	Bank of America, N.A.	11/23/2020	INR	70.30	(84,500)	USD	(25,000,000)	(8,200)	76,300
USD Versus KRW	Put	Standard Chartered Bank PLC	12/24/2020	KRW	1,204.00	(308,620)	USD	(13,000,000)	(348,296)	(39,676)
USD Versus MXN	Put	Citibank, N.A.	03/04/2021	MXN	18.57	(99,731)	USD	(12,500,000)	(12,675)	87,056
USD Versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	18.40	(224,600)	USD	(25,000,000)	(71,075)	153,525
USD Versus RUB	Put	Goldman Sachs International	08/26/2020	RUB	69.01	(182,340)	USD	(15,000,000)	(100,620)	81,720
USD Versus RUB	Put	Goldman Sachs International	03/08/2021	RUB	62.82	(241,018)	USD	(29,450,000)	(96,154)	144,864
USD Versus ZAR	Put	Bank of America, N.A.	05/26/2021	ZAR	17.00	(555,975)	USD	(15,000,000)	(550,350)	5,625
Subtotal — Foreign Currency Put Options Written						(1,934,484)			(1,256,815)	677,669
Total – Foreign Currency Options Written						$(9,723,682)			$(14,929,778)	$(5,206,096)

(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $2,986,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
10 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	0.03%	6 Month EUR LIBOR	Receive	Semi-Annual	11/25/2021	$(158,283)	EUR	(9,375,000)	$(322,620)	$(164,337)
Interest Rate Risk
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.77	3 Month CDOR	Pay	Semi-Annual	07/23/2020	(122,197)	CAD	(62,500,000)	(107,804)	14,393
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.76	3 Month CDOR	Pay	Semi-Annual	07/17/2020	(55,278)	CAD	(25,000,000)	(41,958)	13,320
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.75	3 Month CDOR	Pay	Semi-Annual	07/27/2020	(80,043)	CAD	(39,000,000)	(88,998)	(8,955)
10 Year Interest Rate Swap	Put	Goldman Sachs International	0.90	3 Month CDOR	Pay	Semi-Annual	08/28/2020	(413,400)	USD	(78,000,000)	(208,232)	205,168
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.74	3 Month CDOR	Pay	Semi-Annual	07/30/2020	(59,664)	CAD	(30,000,000)	(59,664)	-
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.74	3 Month CDOR	Pay	Semi-Annual	07/27/2020	(51,310)	CAD	(25,000,000)	(63,372)	(12,062)
Subtotal — Interest Rate Put Swaptions Written								(781,892)			(570,028)	211,864
Total Open Over-The-Counter Interest Rate Swaptions Written								$(940,175)			$(892,648)	$47,527

(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $2,986,000.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	1,991	September-2020	$277,091,203	$424,851	$424,851
U.S. Treasury Long Bonds	45	September-2020	8,035,313	81,483	81,483
Subtotal - Long Futures Contracts				506,334	506,334

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Notes	189	September-2020	$(41,736,516)	$(3,326)	$(3,326)
Short-Term Euro-BTP	141	September-2020	(22,792,526)	(416,760)	(416,760)
Euro Buxl 30 Year Bonds	15	September-2020	(3,706,874)	(7,775)	(7,775)
Euro Bund	28	September-2020	(5,552,964)	(81,921)	(81,921)
U.S. Treasury Ultra Bonds	679	September-2020	(148,128,094)	(480,808)	(480,808)
Canada 10 Year Bonds	278	September-2020	(31,498,203)	(569,703)	(569,703)
U.S. Treasury 5 Year Notes	50	September-2020	(6,287,109)	(3,597)	(3,597)
U.S. Treasury 10 Year Ultra Bonds	283	September-2020	(44,568,078)	(403,986)	(403,986)
Subtotal-Short Futures Contracts				(1,967,876)	(1,967,876)
Total Futures Contracts				$(1,461,542)	$(1,461,542)

Open Forward Foreign Currency Contracts
		Contract to				Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty		Deliver		Receive
Currency Risk
07/09/2020	Bank of America, N.A.	USD	10,100,000	ZAR	186,930,800	$664,121
07/09/2020	Bank of America, N.A.	ZAR	86,230,200	USD	5,880,000	914,567
07/24/2020	Bank of America, N.A.	USD	19,250,000	MXN	492,800,000	2,127,792
08/10/2020	Bank of America, N.A.	USD	1,500,000	AUD	2,330,169	108,373
09/16/2020	Bank of America, N.A.	COP	52,882,875,000	USD	14,558,258	574,501
09/16/2020	Bank of America, N.A.	EUR	25,231,000	USD	28,708,076	313,645
09/16/2020	Bank of America, N.A.	GBP	20,285,030	USD	25,671,923	525,615
09/16/2020	Bank of America, N.A.	USD	20,017,126	AUD	29,309,797	214,826
09/16/2020	Bank of America, N.A.	ZAR	82,047,600	USD	4,843,710	152,250
09/17/2020	Bank of America, N.A.	MXN	741,990,026	USD	32,571,826	614,292
12/02/2020	Bank of America, N.A.	GBP	3,000,000	AUD	5,484,720	64,938
09/16/2020	Citibank, N.A.	EUR	86,890,000	USD	98,777,795	993,633
09/16/2020	Citibank, N.A.	GBP	24,760,000	USD	31,299,909	606,210
09/16/2020	Citibank, N.A.	PEN	490,000	USD	142,281	4,118
09/16/2020	Citibank, N.A.	RUB	2,627,810,000	USD	37,448,758	837,177
09/17/2020	Citibank, N.A.	MXN	362,865,845	USD	16,073,649	445,005
07/27/2020	Goldman Sachs International	USD	16,600,000	ZAR	318,969,000	1,731,008
09/16/2020	Goldman Sachs International	NZD	30,500,000	USD	19,722,306	41,980
09/16/2020	Goldman Sachs International	USD	8,422,395	INR	641,702,310	4,820
09/16/2020	Goldman Sachs International	USD	2,166,785	TRY	15,200,000	4,702
09/16/2020	Goldman Sachs International	ZAR	107,400,000	USD	6,328,461	187,358
11/05/2020	Goldman Sachs International	RUB	198,747,540	EUR	2,700,000	288,118
12/10/2020	Goldman Sachs International	USD	2,500,000	ZAR	48,329,250	241,839
01/11/2021	Goldman Sachs International	USD	8,575,000	RUB	704,142,127	1,111,719
01/11/2021	Goldman Sachs International	USD	6,100,000	ZAR	113,074,480	296,431
02/25/2021	Goldman Sachs International	RUB	492,093,750	USD	7,250,000	510,364
02/25/2021	Goldman Sachs International	USD	8,750,000	RUB	741,125,000	1,400,328
07/02/2020	J.P. Morgan Chase Bank, N.A.	BRL	96,716,097	USD	18,392,069	607,163
07/06/2020	J.P. Morgan Chase Bank, N.A.	USD	9,525,000	MXN	243,330,412	1,056,377
08/04/2020	J.P. Morgan Chase Bank, N.A.	BRL	60,140,000	USD	11,600,857	560,055
08/11/2020	J.P. Morgan Chase Bank, N.A.	JPY	158,895,000	USD	1,500,000	27,679
09/16/2020	J.P. Morgan Chase Bank, N.A.	AUD	24,285,000	USD	16,780,328	16,890
09/16/2020	J.P. Morgan Chase Bank, N.A.	EUR	103,060,343	USD	117,108,231	1,126,312
09/16/2020	J.P. Morgan Chase Bank, N.A.	GBP	30,640,518	USD	38,750,774	767,299

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)
09/16/2020	J.P. Morgan Chase Bank, N.A.	HUF	8,700,000	USD	28,692	$1,101
09/16/2020	J.P. Morgan Chase Bank, N.A.	IDR	479,294,000,000	USD	33,261,208	737,284
09/16/2020	J.P. Morgan Chase Bank, N.A.	JPY	285,000,000	USD	2,664,864	22,699
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	7,862,189	EUR	7,005,000	21,091
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	8,405,636	INR	641,665,232	21,092
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	20,017,126	KRW	24,233,333,250	192,718
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	711,828	THB	22,140,000	4,405
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	6,190,568	TRY	43,360,000	3,886
09/16/2020	J.P. Morgan Chase Bank, N.A.	ZAR	1,370,790,622	USD	80,753,571	2,372,130
09/17/2020	J.P. Morgan Chase Bank, N.A.	MXN	746,337,460	USD	33,417,490	1,272,712
01/10/2022	J.P. Morgan Chase Bank, N.A.	MXN	140,358,825	USD	6,750,000	1,026,081
08/31/2020	Morgan Stanley & Co. International PLC	CLP	760,500,000	USD	946,190	19,536
09/16/2020	Morgan Stanley & Co. International PLC	CLP	7,531,045,875	USD	9,818,194	639,253
09/16/2020	Morgan Stanley & Co. International PLC	KRW	3,360,000	USD	2,826	23
10/26/2020	Morgan Stanley & Co. International PLC	IDR	133,542,500,000	USD	9,100,000	101,862
08/07/2020	Royal Bank of Canada	EUR	12,750,000	USD	14,639,550	303,728
08/07/2020	Royal Bank of Canada	INR	1,083,750,000	USD	14,624,263	329,221
09/16/2020	Royal Bank of Canada	EUR	55,421,842	USD	63,053,430	682,865
01/08/2021	Royal Bank of Canada	NOK	243,000,000	USD	28,911,957	3,648,895
02/08/2021	Royal Bank of Canada	RUB	690,200,000	USD	10,122,832	654,122
03/08/2021	Royal Bank of Canada	BRL	40,000,000	USD	9,713,453	2,427,331
08/30/2021	Royal Bank of Canada	NOK	162,250,000	USD	18,063,302	1,198,043
09/16/2020	Royal Bank of Scotland PLC	EUR	805,000	USD	914,971	9,041
08/11/2020	Standard Chartered Bank PLC	USD	1,500,000	AUD	2,308,687	93,548
09/16/2020	Standard Chartered Bank PLC	CNY	68,112,960	USD	9,600,000	2,219
09/16/2020	Standard Chartered Bank PLC	USD	10,000,000	CNY	71,150,000	25,729
Subtotal—Appreciation						34,952,120

Currency Risk
08/07/2020	Bank of America, N.A.	EUR	6,300,000	ZAR	119,826,000	(205,251)
08/07/2020	Bank of America, N.A.	USD	7,173,180	EUR	6,300,000	(89,597)
08/10/2020	Bank of America, N.A.	AUD	4,500,000	USD	3,098,520	(7,553)
09/16/2020	Bank of America, N.A.	CHF	18,947,010	USD	20,017,126	(25,749)
09/16/2020	Bank of America, N.A.	TRY	13,530,000	USD	1,918,469	(14,441)
09/16/2020	Bank of America, N.A.	USD	4,045,877	AUD	5,800,000	(42,256)
09/16/2020	Bank of America, N.A.	USD	10,517,086	COP	38,203,315,000	(415,028)
09/16/2020	Bank of America, N.A.	USD	10,289,128	EUR	9,072,812	(78,778)
09/16/2020	Bank of America, N.A.	USD	2,669,739	JPY	285,000,000	(27,575)
09/16/2020	Bank of America, N.A.	USD	17,430,571	NOK	164,980,000	(285,418)
09/16/2020	Bank of America, N.A.	USD	2,524,216	NZD	3,900,000	(7,716)
09/16/2020	Bank of America, N.A.	USD	10,008,660	SEK	93,170,616	(631)
09/17/2020	Bank of America, N.A.	USD	3,142,857	MXN	72,213,740	(32,609)
12/02/2020	Bank of America, N.A.	AUD	8,352,675	GBP	4,500,000	(184,098)
08/04/2020	Citibank, N.A.	USD	3,946,407	BRL	20,989,740	(93,006)
09/16/2020	Citibank, N.A.	USD	2,064,381	EUR	1,815,936	(20,766)
09/16/2020	Citibank, N.A.	USD	19,256,514	NOK	182,250,000	(316,618)
09/16/2020	Citibank, N.A.	USD	17,133,907	RUB	1,201,969,314	(387,644)
08/10/2020	Goldman Sachs International	EGP	20,500,000	USD	1,250,000	(9,967)
09/16/2020	Goldman Sachs International	INR	1,123,300,131	USD	14,743,407	(8,437)
09/16/2020	Goldman Sachs International	USD	42,850,882	EUR	37,693,638	(431,262)
09/17/2020	Goldman Sachs International	USD	382,659	MXN	8,687,500	(8,488)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)
01/11/2021	Goldman Sachs International	ZAR	113,074,480	USD	6,129,263	$(267,169)
02/18/2021	Goldman Sachs International	USD	3,175,000	BRL	16,068,357	(245,952)
04/28/2021	Goldman Sachs International	BRL	9,144,450	USD	1,575,000	(86,710)
06/15/2021	Goldman Sachs International	INR	677,925,000	USD	8,625,000	(17,353)
08/19/2021	Goldman Sachs International	USD	4,500,000	BRL	22,756,050	(398,892)
07/02/2020	J.P. Morgan Chase Bank, N.A.	USD	18,503,502	BRL	96,716,097	(718,596)
07/27/2020	J.P. Morgan Chase Bank, N.A.	USD	7,750,000	IDR	112,646,250,000	(24,991)
08/04/2020	J.P. Morgan Chase Bank, N.A.	USD	10,085,741	BRL	52,712,460	(408,525)
09/16/2020	J.P. Morgan Chase Bank, N.A.	CNY	4,248,188	USD	598,212	(400)
09/16/2020	J.P. Morgan Chase Bank, N.A.	EUR	4,365,000	USD	4,904,265	(8,013)
09/16/2020	J.P. Morgan Chase Bank, N.A.	INR	1,123,299,869	USD	14,714,915	(36,924)
09/16/2020	J.P. Morgan Chase Bank, N.A.	THB	22,140,000	USD	712,069	(4,165)
09/16/2020	J.P. Morgan Chase Bank, N.A.	TRY	39,910,000	USD	5,699,393	(2,190)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	114,643,169	EUR	101,062,171	(909,948)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	38,340,389	GBP	30,080,000	(1,051,761)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	29,773,081	IDR	429,455,912,500	(631,069)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	12,440,675	JPY	1,330,496,580	(105,969)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	1,700,689	NOK	16,000,000	(37,927)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	17,342,850	NZD	26,789,000	(57,072)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	93,940	PLN	370,000	(396)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	4,987,664	ZAR	86,020,000	(69,064)
09/17/2020	J.P. Morgan Chase Bank, N.A.	USD	17,360,723	MXN	393,522,803	(411,684)
04/28/2021	J.P. Morgan Chase Bank, N.A.	BRL	3,587,500	USD	625,000	(26,913)
05/19/2021	J.P. Morgan Chase Bank, N.A.	IDR	140,043,750,000	USD	8,750,000	(360,833)
01/10/2022	J.P. Morgan Chase Bank, N.A.	USD	4,500,000	MXN	93,574,800	(683,962)
08/04/2020	Morgan Stanley & Co. International PLC	USD	3,030,303	BRL	16,109,091	(72,916)
08/07/2020	Morgan Stanley & Co. International PLC	USD	14,624,250	EUR	12,750,000	(288,428)
08/07/2020	Morgan Stanley & Co. International PLC	USD	14,639,374	INR	1,085,290,000	(324,019)
08/31/2020	Morgan Stanley & Co. International PLC	USD	937,500	CLP	760,500,000	(10,846)
09/16/2020	Morgan Stanley & Co. International PLC	USD	9,817,792	CLP	7,530,737,500	(639,227)
09/16/2020	Morgan Stanley & Co. International PLC	USD	10,046,796	KRW	11,947,046,531	(83,331)
09/17/2020	Morgan Stanley & Co. International PLC	USD	178,824	MYR	760,000	(2,079)
01/08/2021	Morgan Stanley & Co. International PLC	USD	28,432,650	EUR	23,500,000	(1,908,849)
03/08/2021	Morgan Stanley & Co. International PLC	USD	9,643,202	BRL	40,000,000	(2,357,079)
08/30/2021	Morgan Stanley & Co. International PLC	USD	18,061,785	EUR	15,525,000	(445,029)
09/16/2020	Royal Bank of Canada	USD	5,020,194	EUR	4,412,581	(54,368)
09/16/2020	Royal Bank of Canada	USD	4,256,314	GBP	3,360,000	(91,094)
09/16/2020	Royal Bank of Canada	USD	7,868,049	JPY	841,000,000	(71,345)
02/08/2021	Royal Bank of Canada	USD	10,139,786	RUB	690,200,000	(671,076)
Subtotal—Depreciation						(16,279,052)
Total Forward Foreign Currency Contracts						$18,673,068

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

	Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
South African Government Bonds	Buy	(1.00)%	Quarterly	12/20/2024	2.945%	USD	625,000	$23,238	$50,213	$26,975
Indonesian Government Bonds	Buy	(1.00)	Quarterly	12/20/2024	1.198	USD	600,000	(2,388)	5,124	7,512
Brazilian Government Bonds	Sell	1.00	Quarterly	06/20/2022	1.512	USD	2,500,000	(58,191)	(24,988)	33,203
Subtotal - Appreciation								(37,341)	30,349	67,690
Credit Risk
Lloyds Banking Group PLC	Buy	(1.00)	Quarterly	06/20/2025	0.740%	EUR	1,300,000	(18,760)	(18,843)	(83)
Italy Government International Bond	Sell	1.00	Quarterly	06/20/2025	1.682%	USD	1,950,000	(61,892)	(61,997)	(105)
Subtotal - Depreciation								(80,652)	(80,840)	(188)
Total Centrally Cleared Credit Default Swap Agreements								$(117,993)	$(50,491)	$67,502

(a)

Implied credit spreads represent the current level, as of June 30, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

			Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	1 Month CLICP	Semi-Annually	(0.520)%	Semi-Annually	06/26/2022	CLP	12,625,000,000	$-	$1,911	$1,911
Pay	1 Month BZDIOVRA	Semi-Annually	0.760	Semi-Annually	06/25/2025	THB	237,500,000	-	4,371	4,371
Pay	1 Month CLICP	Semi-Annually	1.195	Semi-Annually	06/26/2025	CLP	5,125,000,000	-	6,737	6,737
Receive	1 Month BZDIOVRA	At Maturity	(2.048)	At Maturity	01/04/2021	BRL	646,844,399	-	16,089	16,089
Receive	1 Month BZDIOVRA	At Maturity	(2.045)	At Maturity	01/04/2021	BRL	624,812,135	-	18,733	18,733
Pay	1 Month BZDIOVRA	At Maturity	2.958	At Maturity	01/03/2022	BRL	223,021,899	-	33,109	33,109
Pay	1 Month MXIBTIIE	At Maturity	5.565	At Maturity	04/24/2025	MXN	24,000,000	-	34,957	34,957
Pay	3 Month CDOR	Semi-Annually	0.940	Semi-Annually	03/25/2025	CAD	5,246,000	62	35,178	35,116
Pay	1 Month BZDIOVRA	At Maturity	5.750	At Maturity	01/02/2025	BRL	16,852,097	-	46,669	46,669
Pay	1 Month COOVIBR	Quarterly	2.520	Quarterly	05/19/2022	COP	50,000,000,000	-	68,922	68,922
Pay	3 Month CDOR	Semi-Annually	0.970	Semi-Annually	03/25/2025	CAD	9,375,000	105	72,623	72,518
Pay	1 Month BZDIOVRA	At Maturity	3.018	At Maturity	01/03/2022	BRL	218,567,065	-	76,381	76,381
Pay	1 Month MXIBTIIE	At Maturity	4.760	At Maturity	05/17/2023	MXN	260,000,000	-	82,047	82,047
Pay	1 Month MXIBTIIE	At Maturity	4.870	At Maturity	06/02/2023	MXN	193,500,000	-	87,343	87,343
Pay	1 Month MXIBTIIE	At Maturity	4.900	At Maturity	06/07/2023	MXN	187,500,000	-	90,990	90,990
Pay	1 Month COOVIBR	Quarterly	3.120	Quarterly	04/16/2022	COP	23,750,000,000	-	101,173	101,173
Pay	1 Month BZDIOVRA	At Maturity	5.930	At Maturity	01/02/2025	BRL	21,886,802	-	112,295	112,295
Pay	1 Month MXIBTIIE	At Maturity	6.910	At Maturity	12/16/2026	MXN	247,125,000	-	122,088	122,088
Pay	1 Month MXIBTIIE	At Maturity	5.900	At Maturity	04/16/2025	MXN	62,900,000	-	132,112	132,112
Pay	1 Month BZDIOVRA	At Maturity	6.030	At Maturity	01/02/2025	BRL	23,294,056	-	140,715	140,715
Pay	1 Month BZDIOVRA	At Maturity	4.500	At Maturity	01/02/2023	BRL	48,942,861	-	142,157	142,157
Pay	1 Month COOVIBR	Quarterly	4.890	Quarterly	10/17/2020	COP	46,900,000,000	-	148,986	148,986
Pay	1 Month MXIBTIIE	At Maturity	5.960	At Maturity	04/15/2025	MXN	81,100,000	-	179,647	179,647

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

		Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	1 Month MXIBTIIE	At Maturity	5.920%	At Maturity	04/16/2025	MXN	93,600,000	$-	$200,168	$200,168
Pay	1 Month COOVIBR	Quarterly	4.260	Quarterly	02/28/2023	COP	15,600,000,000	-	202,975	202,975
Pay	1 Month MXIBTIIE	At Maturity	6.520	At Maturity	09/29/2022	MXN	108,000,000	-	213,665	213,665
Pay	1 Month COOVIBR	Quarterly	5.200	Quarterly	08/01/2029	COP	12,445,000,000	-	247,485	247,485
Pay	1 Month BZDIOVRA	At Maturity	6.060	At Maturity	01/02/2025	BRL	59,558,872	-	325,414	325,414
Pay	1 Month MXIBTIIE	At Maturity	6.465	At Maturity	12/12/2024	MXN	106,250,000	-	327,066	327,066
Pay	1 Month MXIBTIIE	At Maturity	8.620	At Maturity	12/26/2028	MXN	37,300,000	-	362,428	362,428
Pay	1 Month MXIBTIIE	At Maturity	6.570	At Maturity	01/01/2025	MXN	112,500,000	-	368,857	368,857
Pay	1 Month MXIBTIIE	At Maturity	8.525	At Maturity	01/15/2024	MXN	70,450,000	-	401,160	401,160
Pay	1 Month COOVIBR	Quarterly	5.560	Quarterly	08/26/2026	COP	12,803,000,000	-	402,252	402,252
Pay	1 Month MXIBTIIE	At Maturity	7.210	At Maturity	07/17/2024	MXN	135,555,000	-	560,665	560,665
Pay	1 Month BZDIOVRA	At Maturity	6.610	At Maturity	01/02/2023	BRL	358,875,496	-	604,627	604,627
Pay	1 Month MXIBTIIE	At Maturity	7.845	At Maturity	12/07/2023	MXN	146,300,000	-	672,317	672,317
Pay	1 Month MXIBTIIE	At Maturity	6.873	At Maturity	03/06/2025	MXN	172,500,000	-	675,505	675,505
Pay	1 Month MXIBTIIE	At Maturity	6.415	At Maturity	02/22/2023	MXN	368,400,000	-	791,954	791,954
Pay	1 Month MXIBTIIE	At Maturity	6.395	At Maturity	10/21/2024	MXN	275,000,000	-	798,152	798,152
Pay	1 Month MXIBTIIE	At Maturity	7.810	At Maturity	12/07/2023	MXN	176,800,000	-	803,758	803,758
Pay	3 Month CDOR	Semi-Annually	1.060	Semi- Annually	03/26/2030	CAD	213,850,000	2,121	809,177	807,056
Pay	1 Month BZDIOVRA	At Maturity	5.565	At Maturity	01/02/2023	BRL	107,234,096	-	883,735	883,735
Pay	1 Month BZDIOVRA	At Maturity	8.415	At Maturity	01/02/2025	BRL	26,699,194	-	933,524	933,524
Pay	1 Month BZDIOVRA	At Maturity	8.680	At Maturity	01/04/2027	BRL	24,429,011	-	985,586	985,586
Subtotal - Appreciation								2,288	13,325,703	13,323,415
Interest Rate Risk
Receive	3 mo. USD LIBOR	Quarterly	(1.085)	Quarterly	06/12/2050	USD	26,375,000	-	(1,221,048)	(1,221,048)
Receive	1 Month BZDIOVRA	At Maturity	(3.940)	At Maturity	01/04/2021	BRL	207,186,561	-	(436,739)	(436,739)
Receive	1 Month BZDIOVRA	At Maturity	(3.910)	At Maturity	01/04/2021	BRL	175,601,853	-	(362,890)	(362,890)
Receive	1 Month BZDIOVRA	At Maturity	(4.320)	At Maturity	01/04/2021	BRL	122,273,181	-	(331,359)	(331,359)
Receive	1 Month BZDIOVRA	At Maturity	(4.280)	At Maturity	01/04/2021	BRL	123,298,859	-	(325,930)	(325,930)
Receive	1 Month MXIBTIIE	At Maturity	(4.810)	At Maturity	05/19/2021	MXN	750,000,000	-	(85,491)	(85,491)
Pay	1 Month MXIBTIIE	At Maturity	7.070	At Maturity	12/12/2029	MXN	107,250,000	-	(80,350)	(80,350)
Receive	1 Month MXIBTIIE	At Maturity	(4.830)	At Maturity	06/04/2021	MXN	557,500,000	-	(77,951)	(77,951)
Pay	1 Month CNRR07	Quarterly	1.990	Quarterly	06/15/2022	CNY	175,000,000	-	(72,491)	(72,491)
Receive	1 Month MXIBTIIE	At Maturity	(4.800)	At Maturity	06/09/2021	MXN	550,000,000	-	(71,078)	(71,078)
Pay	1 Month CNRR07	Quarterly	2.040	Quarterly	06/18/2022	CNY	247,500,000	-	(66,701)	(66,701)
Receive	6 Month ADBB	Semi-Annually	(1.184)	Semi- Annually	05/21/2041	AUD	14,750,000	-	(10,403)	(10,403)
Pay	1 Month CNRR07	Quarterly	2.125	Quarterly	06/30/2022	CNY	181,250,000	-	(9,833)	(9,833)
Pay	3 Month CDOR	Semi-Annually	0.760	Semi- Annually	06/29/2025	CAD	107,640,000	(429)	(6,019)	(5,590)
Pay	1 Month CNRR07	Quarterly	2.125	Quarterly	06/29/2022	CNY	45,000,000	-	(2,476)	(2,476)
Subtotal — Depreciation								(429)	(3,160,759)	(3,160,330)
Total Centrally Cleared Interest Rate Swap Agreements								$1,859	$10,164,944	$10,163,085

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

		Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Barclays Bank PLC	UniCredit S.p.A.	Buy	(1.00)%		06/20/2025	1.251%	EUR	1,950,000	$13,856	$26,809	$12,953
Citibank, N.A.	Assicurazioni Generali International Bonds	Buy	(1.00)%	Quarterly	12/20/2024	1.696%	EUR	1,250,000	$14,666	$43,207	$28,541
Subtotal—Appreciation									28,522	70,016	41,494
Credit Risk
Bank of America, N.A.	Uruguary Government Bonds	Sell	1.00%	Quarterly	12/20/2021	1.530%		$2,697,000	$(16,203)	$(21,033)	$(4,830)
Citibank, N.A.	Assicurazioni Generali International Bonds	Sell	1.00%	Quarterly	12/20/2024	0.825%	EUR	2,500,000	$45,153	$22,036	$(23,117)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 1	Sell	5.00%	Quarterly	12/20/2022	2.128%	EUR	15,000,000	$1,865,215	$1,201,225	$(663,990)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 1	Sell	5.00%	Quarterly	12/20/2022	12.453%	EUR	2,500,000	$60,323	$(466,516)	$(526,839)
J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland PLC	Buy	(1.00)%	Quarterly	12/20/2021	0.879%	EUR	2,500,000	$24,654	$6,109	$(18,545)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Index, Series 32, Version 1	Sell	5.00%	Quarterly	12/20/2021	12.480%	EUR	2,500,000	$(199,234)	$(288,852)	$(89,618)
Subtotal—Depreciation									1,779,908	452,969	(1,326,939)
Total Open Over-The-Counter Credit Default Swap Agreements									$1,808,430	$522,985	$(1,285,445)

(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $2,986,000.
(b)

Implied credit spreads represent the current level, as of June 30, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Aggreements(a)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Bank of America, N.A.	Pay	Bank of America, N.A.	Semi-Annually	6.33	Semi-Annually	01/31/2022	INR	210,000,000	$-	$133,891	$133,891
Goldman Sachs International	Pay	Goldman Sachs International	Annually	8.27	Annually	05/23/2024	RUB	100,000,000	-	160,815	160,815
Goldman Sachs International	Pay	Goldman Sachs International	Annually	6.58	Annually	10/25/2021	RUB	1,720,000,000	-	556,023	556,023
Goldman Sachs International	Pay	Goldman Sachs International	Annually	6.77	Annually	01/14/2030	RUB	198,000,000	-	222,927	222,927
Goldman Sachs International	Pay	Goldman Sachs International	Annually	6.35	Annually	02/28/2025	RUB	287,500,000	-	196,064	196,064
Goldman Sachs International	Pay	Goldman Sachs International	Annually	5.89	Annually	03/05/2022	RUB	700,000,000	-	179,837	179,837
Goldman Sachs International	Pay	Goldman Sachs International	Annually	5.94	Annually	04/30/2026	RUB	860,000,000	-	346,113	346,113
Subtotal—Appreciation									-	1,795,670	1,795,670

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swap Aggreements(a)–(continued)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Standard Chartered Bank PLC	Receive	Standard Chartered Bank PLC	Semi-Annually	(6.44)	Semi-Annually	01/10/2024	INR	250,000,000	$-	$(305,157)	$(305,157)
Total Over-The-Counter Interest Rate Swap Aggreements									$-	$1,490,513	$1,490,513

(a)	Over-The-Counter options purchased, options written and Swap agreements are collateralized by cash held with Counterparties in the amount of $2,986,000.

Abbreviations:

AUD	—Australian Dollar
BRL	—Brazilian Real
BRL	—Brazilian Real
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
EGP	—Egypt Pound
EUR	—Euro
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
THB	—Thai Baht
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand

Portfolio Composition

By security type, based on Net Assets

as of June 30, 2020

U.S. Dollar Denominated Bonds & Notes	36.30%
Non-U.S. Dollar Denominated Bonds & Notes	29.41
Asset-Backed Securities	11.73
U.S. Government Sponsored Agency Mortgage-Backed Securities	8.65
U.S. Treasury Securities	5.14
Agency Credit Risk Transfer Notes	2.76
Security Types Each Less Than 1% of Portfolio	0.61
Money Market Funds Plus Other Assets Less Liabilities	5.40

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

Consolidated Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,010,916,945)	$964,276,922

Investments in affiliates, at value (Cost $59,625,191)	60,187,310
Other investments:
Variation margin receivable — futures contracts	1,869,789
Variation margin receivable—centrally cleared swap agreements	3,181,079
Swaps receivable — OTC	2,126,761
Unrealized appreciation on swap agreements — OTC	1,837,164
Premiums paid on swap agreements — OTC	1,808,430
Unrealized appreciation on forward foreign currency contracts outstanding	34,952,120
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	12,260,374
Cash collateral — centrally cleared swap agreements	21,178,016
Cash collateral — OTC Derivatives	2,986,000
Cash	16,800,783
Foreign currencies, at value (Cost $2,833,152)	2,816,260
Receivable for:
Investments sold	33,828,519
Fund shares sold	3,358,845
Dividends	67,765
Interest	8,130,771
Investments matured, at value (Cost $65,364)	10,065
Investment for trustee deferred compensation and retirement plans	133,157
Other assets	7,976,610
Total assets	1,179,786,740

Liabilities:
Other investments:
Options written, at value (premiums received $11,888,400)	16,897,533
Unrealized depreciation on forward foreign currency contracts outstanding	16,279,052
Swaps payable — OTC	655,797
Unrealized depreciation on swap agreements —OTC	1,632,096
Payable for:
Investments purchased	118,339,976
Fund shares reacquired	730,802
Accrued foreign taxes	249,406
Accrued fees to affiliates	581,949
Accrued interest expense	746
Accrued trustees’ and officers’ fees and benefits	5,802
Accrued other operating expenses	492,091
Trustee deferred compensation and retirement plans	133,157
Collateral received from brokers	7,765,000
Total liabilities	163,763,407
Net assets applicable to shares outstanding	$1,016,023,333

Net assets consist of:
Shares of beneficial interest	$1,202,779,421
Distributable earnings (loss)	(186,756,088)
$1,016,023,333

Net Assets:
Series I	$361,342,077
Series II	$654,681,256

Shares outstanding, no par value, with an unlimited number of shares authorized:

Series I	76,539,258
Series II	134,690,001
Series I:
Net asset value per share	$4.72
Series II:
Net asset value per share	$4.86

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

Consolidated Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $406,649)	$22,487,963

Dividends from affiliates	909,413

Dividends	127,251

Total investment income	23,524,627

Expenses:
Advisory fees	3,388,848

Administrative services fees	832,995

Custodian fees	55,868

Distribution fees - Series II	825,819

Transfer agent fees	22,410

Trustees’ and officers’ fees and benefits	13,675

Reports to shareholders	51,205

Professional services fees	55,598

Other	14,956

Total expenses	5,261,374

Less: Expenses reimbursed	(258,056)

Net expenses	5,003,318

Net investment income	18,521,309

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $41,160)	(31,667,931)

Foreign currencies	(4,417,474)

Forward foreign currency contracts	(3,571,663)

Futures contracts	13,889,931

Option contracts written	(76,366,170)

Swap agreements	21,615,963

(80,517,344)

Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes of $38,170)	(23,744,251)

Foreign currencies	632,067

Forward foreign currency contracts	28,997,167

Futures contracts	(307,766)

Option contracts written	(12,723,480)

Swap agreements	9,107,669

1,961,406

Net realized and unrealized gain (loss)	(78,555,938)

Net increase (decrease) in net assets resulting from operations	$(60,034,629)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

Consolidated Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income	$18,521,309	$65,657,033

Net realized gain (loss)	(80,517,344)	(4,708,162)

Change in net unrealized appreciation	1,961,406	79,839,376

Net increase (decrease) in net assets resulting from operations	(60,034,629)	140,788,247

Distributions to shareholders from distributable earnings:
Series I	-	(15,389,942)

Series II	-	(36,879,378)

Total distributions from distributable earnings	-	(52,269,320)

Share transactions–net:
Series I	(13,432,780)	25,392,026

Series II	(42,171,845)	(410,787,898)

Net increase (decrease) in net assets resulting from share transactions	(55,604,625)	(385,395,872)

Net increase (decrease) in net assets	(115,639,254)	(296,876,945)

Net assets:
Beginning of period	1,131,662,587	1,428,539,532

End of period	$1,016,023,333	$1,131,662,587

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
			Net gains						to average		to average net
			(losses)						net assets		assets without		Ratio of net
	Net asset		on securities		Dividends				with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	Net assets		Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return (b)	(000’s omitted)	absorbed		absorbed(c)		net assets		turnover (d)(e)
Series I
Six months ended 06/30/20	$4.97	$0.09	$(0.34)	$(0.25)	$-	$4.72	(5.03)%	$361,342	0.82	%(f)	0.87	%(f)	3.80	%(f)	146%
Year ended 12/31/19	4.66	0.24	0.26	0.50	(0.19)	4.97	10.80	395,324	0.77	(g)	0.82	(g)	4.86	(h)	134
Year ended 12/31/18	5.13	0.25	(0.47)	(0.22)	(0.25)	4.66	(4.40)	346,707	0.81	(g)	0.88	(g)	5.07	(h)	68
Year ended 12/31/17	4.94	0.22	0.09	0.31	(0.12)	5.13	6.27	393,337	0.76	(g)	0.82	(g)	4.40	(h)	74
Year ended 12/31/16	4.88	0.20	0.11	0.31	(0.25)	4.94	6.53	401,308	0.74	(g)	0.79	(g)	4.00	(h)	80
Year ended 12/31/15	5.30	0.23	(0.34)	(0.11)	(0.31)	4.88	(2.26)	429,710	0.73	(g)	0.76	(g)	4.51	(h)	79
Series II
Six months ended 06/30/20	5.13	0.08	(0.35)	(0.27)	-	4.86	(5.26)	654,681	1.07	(f)	1.12	(f)	3.55	(f)	146
Year ended 12/31/19	4.80	0.23	0.27	0.50	(0.17)	5.13	10.61	736,339	1.02	(g)	1.08	(g)	4.60	(h)	134
Year ended 12/31/18	5.27	0.24	(0.48)	(0.24)	(0.23)	4.80	(4.54)	1,081,833	1.06	(g)	1.13	(g)	4.82	(h)	68
Year ended 12/31/17	5.07	0.22	0.08	0.30	(0.10)	5.27	6.04	1,277,689	1.01	(g)	1.07	(g)	4.15	(h)	74
Year ended 12/31/16	5.00	0.19	0.12	0.31	(0.24)	5.07	6.27	1,284,022	0.99	(g)	1.04	(g)	3.75	(h)	80
Year ended 12/31/15	5.42	0.23	0.35	(0.12)	(0.30)	5.00	(2.49)	1,375,143	0.98	(g)	1.01	(g)	4.26	(h)	79

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.04%, 0.02%, 0.01%, 0.01% and 0.01% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.
(d)

The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $2,177,497,748 and $2,279,114,634, $2,370,164,194 and $2,399,236,376, $2,271,944,419 and $2,153,905,799, $1,798,210,272 and $1,766,445,159 and $1,225,140,927 and $1,266,426,777 for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $359,909 and $664,285 for Series I and Series II shares, respectively. (g) Includes the Fund’s share of the allocated expenses from Invesco Oppenheimer Master Event-Linked Bond Fund and Invesco Oppenheimer Master Loan Fund.

(h)	Includes the Fund’s share of the allocated net investment income from Invesco Oppenheimer Master Event-Linked Bond Fund and Invesco Oppenheimer Master Loan Fund.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Global Strategic Income Fund

Notes to Consolidated Financial Statements

June 30, 2020

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Oppenheimer V.I. Global Strategic Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these consolidated financial statements pertains only to the Fund and the Subsidiary. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek total return.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B. Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash

Invesco Oppenheimer V.I. Global Strategic Income Fund

dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Treasury Inflation-Protected Securities – The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two

Invesco Oppenheimer V.I. Global Strategic Income Fund

currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

M.

Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s

Invesco Oppenheimer V.I. Global Strategic Income Fund

NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap, and the other party pays a compounded fixed rate.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund will initially enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated, at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

A volatility swap involves an exchange between the Fund and a Counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the Counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period, while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps, except payments are based on the difference between the implied and measured volatility mathematically squared.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2020 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

P.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund

Invesco Oppenheimer V.I. Global Strategic Income Fund

executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on senior securities and borrowings.

Q.

Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

R.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

S.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $ 200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $200 million	0.600%

Next $4 billion	0.500%

Over $5 billion	0.480%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.67%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement excluding certain items discussed below) of Series I shares to 0.84% and Series II shares to 1.09% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $258,056.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $72,619 for accounting and fund administrative services and was reimbursed $760,376 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Consolidated Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

Invesco Oppenheimer V.I. Global Strategic Income Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$368,812,279	$0	$368,812,279

Non-U.S. Dollar Denominated Bonds & Notes	–	298,802,703	29,244	298,831,947

Asset-Backed Securities	–	119,196,262	–	119,196,262

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	87,904,289	–	87,904,289

U.S. Treasury Securities	–	52,186,426	–	52,186,426

Agency Credit Risk Transfer Notes	–	28,054,970	–	28,054,970

Variable Rate Senior Loan Interests	–	3,493,763	–	3,493,763

Investment Companies	2,350,648	–	–	2,350,648

Common Stocks & Other Equity Interests	234,292	81,271	1	315,564

Preferred Stocks	–	12,425	–	12,425

Money Market Funds	57,836,662	–	–	57,836,662

Options Purchased	–	5,468,997	–	5,468,997

Total Investments in Securities	60,421,602	964,013,385	29,245	1,024,464,232

Other Investments - Assets*

Investments Matured	–	10,065	–	10,065

Futures Contracts	506,334	–	–	506,334

Forward Foreign Currency Contracts	–	34,952,120	–	34,952,120

Swap Agreements	–	15,228,269	–	15,228,269

	506,334	50,190,454	–	50,696,788

Other Investments - Liabilities*

Futures Contracts	(1,967,876)	–	–	(1,967,876)

Forward Foreign Currency Contracts	–	(16,279,052)	–	(16,279,052)

Options Written	–	(16,897,533)	–	(16,897,533)

Swap Agreements	–	(4,792,614)	–	(4,792,614)

	(1,967,876)	(37,969,199)	–	(39,937,075)

Total Other Investments	(1,461,542)	12,221,255	–	10,759,713

Total Investments	$58,960,060	$976,234,640	$29,245	$1,035,223,945

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.

NOTE 4—Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

Invesco Oppenheimer V.I. Global Strategic Income Fund

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

	Value
	Credit	Currency	Interest
Derivative Assets	Risk	Risk	Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$-	$-	$506,334	$506,334

Unrealized appreciation on swap agreements — Centrally Cleared(a)	67,690	-	13,323,415	13,391,105

Unrealized appreciation on forward foreign currency contracts outstanding	-	34,952,120	-	34,952,120

Unrealized appreciation on swap agreements — OTC	41,494	-	1,795,670	1,837,164

Options purchased, at value — OTC(b)	-	3,892,547	1,576,450	5,468,997

Total Derivative Assets	109,184	38,844,667	17,201,869	56,155,720

Derivatives not subject to master netting agreements	(67,690)	-	(13,829,749)	(13,897,439)

Total Derivative Assets subject to master netting agreements	$41,494	$38,844,667	$3,372,120	$42,258,281

(a)	The daily variation margin receivable at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

	Value
	Credit	Currency	Interest
Derivative Liabilities	Risk	Risk	Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$-	$-	$(1,967,876)	$(1,967,876)

Unrealized depreciation on swap agreements — Centrally Cleared(a)	(188)	-	(3,160,330)	(3,160,518)

Unrealized depreciation on forward foreign currency contracts outstanding	-	(16,279,052)	-	(16,279,052)

Unrealized depreciation on swap agreements — OTC	(1,326,939)	-	(305,157)	(1,632,096)

Options written, at value — OTC(b)	(1,075,107)	(14,929,778)	(892,648)	(16,897,533)

Total Derivative Liabilities	(2,402,234)	(31,208,830)	(6,326,011)	(39,937,075)

Derivatives not subject to master netting agreements	188	-	5,128,206	5,128,394

Total Derivative Liabilities subject to master netting agreements	$(2,402,046)	$(31,208,830)	$(1,197,805)	$(34,808,681)

(a)	The daily variation margin receivable at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Offsetting Assets and Liabilities

										Collateral
	Financial Derivative Assets				Financial Derivative Liabilities					(Received/Pledged)
	Forward				Forward
	Foreign				Foreign
	Currency	Options	Swap	Total	Currency	Options	Swap	Total	Net Value of			Net
Counterparty	Contracts	Purchased	Agreements	Assets	Contracts	Written	Agreements	Liabilities	Derivatives	Non-Cash	Cash	Amount
Bank of America, N.A.	$6,274,920	$272,355	$133,891	$6,681,166	$(1,416,700)	$(2,427,601)	$(4,830)	$(3,849,131)	$2,832,035	$-	$(2,770,000)	$62,035

Barclays PLC	-	-	12,953	12,953	-	-	-	-	12,953	-	-	12,953

Citibank N.A.	2,886,143	43,925	28,541	2,958,609	(818,034)	(961,613)	(23,117)	(1,802,764)	1,155,845	-	(860,000)	295,845

Goldman Sachs International	5,818,667	2,942,849	1,661,779	10,423,295	(1,474,230)	(2,200,427)	-	(3,674,657)	6,748,638	-	-	6,748,638

J.P. Morgan Chase Bank, N.A.	9,836,974	1,056,866	-	10,893,840	(5,550,402)	(7,596,366)	(1,298,992)	(14,445,760)	(3,551,920)	-	-	(3,551,920)

Morgan Stanley Capital Services LLC	-	396,790	-	396,790	-	(414,889)	-	(414,889)	(18,099)	-	18,099	-

Morgan Stanley and Co. International PLC	760,674	-	-	760,674	(6,131,803)	(2,426,417)	-	(8,558,220)	(7,797,546)	-	(60,000)	(7,857,546)

Royal Bank of Canada	9,244,205	-	-	9,244,205	(887,883)	-	-	(887,883)	8,356,322	-	(590,000)	7,766,322

Royal Bank of Scotland Securities, Inc.	9,041	-	-	9,041	-	-	-	-	9,041	-	-	9,041

Standard Charted Bank PLC	121,496	756,212	-	877,708	-	(747,184)	(305,157)	(1,052,341)	(174,633)	-	-	(174,633)

Toronto-Dominion Bank (The)	-	-	-	-	-	(123,036)	-	(123,036)	(123,036)	-	-	(123,036)

Total	$34,952,120	$5,468,997	$1,837,164	$42,258,281	$(16,279,052)	$(16,897,533)	$(1,632,096)	$(34,808,681)	$7,449,600	$-	$(4,342,035)	$3,107,565

Invesco Oppenheimer V.I. Global Strategic Income Fund

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Consolidated Statement of Operations
	Credit	Currency	Equity	Interest
	Risk	Risk	Risk	Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(3,571,663)	$-	$-	$(3,571,663)

Futures contracts	-	-	-	13,889,931	13,889,931

Options purchased(a)	-	(4,181,744)	-	(4,346,424)	(8,528,168)

Options written	-	(22,259,450)	820,815	(54,927,535)	(76,366,170)

Swap agreements	8,009,686	-	-	13,606,277	21,615,963

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	28,997,167	-	-	28,997,167

Futures contracts	-	-	-	(307,766)	(307,766)

Options purchased(a)	-	3,648,087	-	(6,036,189)	(2,388,102)

Options written	2,462	(11,107,840)	(847,115)	(770,987)	(12,723,480)

Swap agreements	644,693	-	-	8,462,976	9,107,669

Total	$8,656,841	$(8,475,443)	$(26,300)	$(30,429,717)	$(30,274,619)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

				Foreign		Foreign
	Forward			Currency		Currency
	Foreign Currency	Futures	Swaptions	Options	Swaptions	Options	Swap
	Contracts	Contracts	Purchased	Purchased	Written	Written	Agreements
Average notional value	$1,855,488,980	$494,773,830	$1,688,787,648	$337,242,980	$1,052,121,697	$636,637,868	$3,045,905,506

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2019, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$65,305,749	$102,514,007	$167,819,756

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Invesco Oppenheimer V.I. Global Strategic Income Fund

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $1,314,384,074 and $1,399,174,218, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $70,910,716 and $19,795,454, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$78,469,241

Aggregate unrealized (depreciation) of investments	(91,941,371)

Net unrealized appreciation (depreciation) of investments	$(13,472,130)

    Cost of investments for tax purposes is $1,050,388,371.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019

	Shares	Amount	Shares	Amount

Sold:
Series I	2,488,563	$11,504,764	18,615,624	$91,652,597

Series II	1,260,748	6,082,483	5,575,798	28,193,986

Issued as reinvestment of dividends:
Series I	-	-	3,199,572	15,389,942

Series II	-	-	7,435,359	36,879,378

Reacquired:
Series I	(5,451,875)	(24,937,544)	(16,669,750)	(81,650,513)

Series II	(10,219,601)	(48,254,328)	(94,815,980)	(475,861,262)

Net increase (decrease) in share activity	(11,922,165)	$(55,604,625)	(76,659,377)	$(385,395,872)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these consolidated financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 11—Significant Event

Effective on or about April 30, 2021, the name of the Fund and all references thereto will change from Invesco Oppenheimer V.I. Global Strategic Income Fund to Invesco V.I. Global Strategic Income Fund.

Invesco Oppenheimer V.I. Global Strategic Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$951.70	$3.98	$1,020.79	$4.12	0.82%
Series II	1,000.00	949.30	5.19	1,019.54	5.37	1.07

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco Oppenheimer V.I. Global Strategic Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Oppenheimer V.I. Global Strategic Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays U.S. Aggregate Bond Index. The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and five year periods and the same as the performance of the Index for the three year period. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board noted that an underweight allocation to U.S. fixed income investments and exposure to certain foreign currencies negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group

Invesco Oppenheimer V.I. Global Strategic Income Fund

information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fifth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

Invesco Oppenheimer V.I. Global Strategic Income Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco Oppenheimer V.I. Government Money Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

    If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

    You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The Fund’s Form N-MFP filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-MFP, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
Invesco Distributors, Inc.	O-VIGMKT-SAR-1

About your Fund

Invesco Oppenheimer V.I. Government Money Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent monthend performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

    The Fund is subject to certain other risks. Please see the current prospectus for more information regarding the risks associated with an investment in the Fund.

Invesco Oppenheimer V.I. Government Money Fund

Schedule of Investments

June 30, 2020

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-44.94%
Federal Farm Credit Bank (FFCB)-1.59%
Federal Farm Credit Bank(a)	0.25%	09/01/2020	$5,000	$4,997,847
Federal Farm Credit Bank(a)	0.50%	10/20/2020	15,000	14,976,875
Federal Farm Credit Bank(a)	0.40%	12/31/2020	4,000	3,991,867
				23,966,589

Federal Home Loan Bank (FHLB)-33.20%
Federal Home Loan Bank (SOFR + 0.05%)(b)	0.14%	07/01/2020	107,000	107,000,000
Federal Home Loan Bank(a)	0.44%	07/13/2020	5,000	4,999,267
Federal Home Loan Bank(a)	0.26%	07/15/2020	25,000	24,997,521
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(b)	0.13%	07/16/2020	3,000	3,000,000
Federal Home Loan Bank(a)	0.12%	07/20/2020	5,000	4,999,683
Federal Home Loan Bank (SOFR + 0.08%)(b)	0.19%	07/24/2020	10,000	10,000,298
Federal Home Loan Bank (SOFR + 0.02%)(b)	0.13%	08/19/2020	57,000	57,000,690
Federal Home Loan Bank(a)	1.50%	08/19/2020	4,000	3,991,888
Federal Home Loan Bank (SOFR + 0.02%)(b)	0.13%	08/28/2020	8,000	8,000,000
Federal Home Loan Bank(a)	0.29%	09/04/2020	20,000	19,989,528
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.20%	09/11/2020	30,000	30,000,000
Federal Home Loan Bank (SOFR + 0.08%)(b)	0.19%	09/22/2020	5,000	5,000,000
Federal Home Loan Bank(a)	0.29%	09/23/2020	10,000	9,993,233
Federal Home Loan Bank (1 mo. USD LIBOR - 0.05%)(b)	0.14%	10/15/2020	5,000	5,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(b)	0.97%	10/16/2020	4,000	4,000,000
Federal Home Loan Bank (SOFR + 0.10%)(b)	0.21%	10/19/2020	5,000	5,000,000
Federal Home Loan Bank(a)	0.52%	11/09/2020	32,000	31,939,449
Federal Home Loan Bank(a)	0.16%	11/13/2020	15,000	14,985,375
Federal Home Loan Bank (3 mo. USD LIBOR - 0.20%)(b)	0.19%	11/16/2020	4,000	4,000,000
Federal Home Loan Bank(a)	0.30%	11/16/2020	15,000	14,982,750
Federal Home Loan Bank(a)	0.34%	11/25/2020	20,000	19,972,233
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.20%	12/04/2020	9,000	9,000,000
Federal Home Loan Bank(a)	0.27%	12/14/2020	15,000	14,981,325
Federal Home Loan Bank (SOFR + 0.11%)(b)	0.22%	12/18/2020	5,000	5,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	0.25%	01/08/2021	25,000	25,000,000
Federal Home Loan Bank	1.38%	02/18/2021	3,000	3,016,907
Federal Home Loan Bank (SOFR + 0.04%)(b)	0.15%	02/25/2021	4,000	4,000,000
Federal Home Loan Bank(a)	0.45%	03/08/2021	10,000	9,968,750
Federal Home Loan Bank	0.38%	03/11/2021	3,000	2,998,012
Federal Home Loan Bank (SOFR + 0.11%)(b)	0.22%	03/25/2021	3,000	3,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(b)	1.21%	04/09/2021	3,000	3,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(b)	1.00%	04/19/2021	4,000	4,000,000
Federal Home Loan Bank (SOFR + 0.16%)(b)	0.27%	05/07/2021	4,000	4,000,862
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.20%	09/10/2021	25,000	25,000,000
				501,817,771

Federal Home Loan Mortgage Corp. (FHLMC)-3.37%
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(b)	0.15%	09/10/2020	26,000	26,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(b)	0.23%	06/04/2021	10,000	10,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.18%)(b)	0.29%	12/13/2021	15,000	15,000,000
				51,000,000

Federal National Mortgage Association (FNMA)-6.78%
Federal National Mortgage Association(a)	0.68%	07/16/2020	8,000	7,997,733
Federal National Mortgage Association	1.50%	07/30/2020	5,000	5,003,167
Federal National Mortgage Association (SOFR + 0.04%)(b)	0.15%	01/29/2021	19,000	18,977,453
Federal National Mortgage Association (SOFR + 0.21%)(b)	0.32%	07/01/2021	25,000	25,000,000
Federal National Mortgage Association (SOFR + 0.23%)(b)	0.34%	07/06/2021	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Government Money Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)-(continued)
Federal National Mortgage Association (SOFR + 0.10%)(b)	0.21%	12/03/2021	$5,600	$5,579,851
Federal National Mortgage Association (SOFR + 0.30%)(b)	0.41%	01/07/2022	20,000	20,000,000
Federal National Mortgage Association (SOFR + 0.22%)(b)	0.33%	03/16/2022	10,000	10,000,000
				102,558,204
Total U.S. Government Sponsored Agency Securities (Cost $679,342,564)				679,342,564

U.S. Treasury Securities-44.80%
U.S. Treasury Bills-38.03%(a)
U.S. Treasury Bills	0.13%	07/09/2020	20,000	19,999,467
U.S. Treasury Bills	0.11%	07/21/2020	50,000	49,997,083
U.S. Treasury Bills	0.13%-0.14%	07/23/2020	50,000	49,996,097
U.S. Treasury Bills	0.14%	07/28/2020	20,000	19,997,975
U.S. Treasury Bills	0.15%	07/30/2020	10,000	9,998,792
U.S. Treasury Bills	0.11%-0.15%	08/04/2020	35,000	34,996,151
U.S. Treasury Bills	0.12%	08/11/2020	25,000	24,996,726
U.S. Treasury Bills	0.14%	08/18/2020	10,000	9,998,200
U.S. Treasury Bills	1.45%	08/27/2020	4,000	3,990,880
U.S. Treasury Bills	0.15%-1.02%	09/03/2020	25,000	24,985,689
U.S. Treasury Bills	0.14%	09/08/2020	20,000	19,994,633
U.S. Treasury Bills	0.15%-0.40%	09/10/2020	30,000	29,986,392
U.S. Treasury Bills	0.14%-0.15%	09/17/2020	120,000	119,961,867
U.S. Treasury Bills	0.17%	09/22/2020	15,000	14,994,121
U.S. Treasury Bills	0.10%-0.17%	10/01/2020	30,000	29,991,503
U.S. Treasury Bills	0.15%	10/13/2020	25,000	24,989,167
U.S. Treasury Bills	0.15%	10/27/2020	20,000	19,990,167
U.S. Treasury Bills	0.15%	10/29/2020	15,000	14,992,315
U.S. Treasury Bills	0.17%	11/03/2020	5,000	4,997,049
U.S. Treasury Bills	0.19%	11/24/2020	2,000	1,998,499
U.S. Treasury Bills	0.16%	11/27/2020	20,000	19,986,755
U.S. Treasury Bills	0.17%	12/03/2020	5,000	4,996,340
U.S. Treasury Bills	0.18%	12/10/2020	10,000	9,991,787
U.S. Treasury Bills	1.47%	12/31/2020	5,000	4,995,829
U.S. Treasury Bills	0.18%	05/20/2021	4,000	3,993,719
				574,817,203

U.S. Treasury Notes-6.77%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.19%	07/31/2020	2,000	1,999,988
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.45%	10/31/2021	4,000	4,002,089
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.30%	01/31/2022	2,000	1,999,465
U.S. Treasury Notes	1.63%	07/31/2020	25,000	25,023,647
U.S. Treasury Notes	1.50%	08/15/2020	17,000	17,022,167
U.S. Treasury Notes	2.63%	08/31/2020	8,000	8,016,280
U.S. Treasury Notes	1.38%	09/15/2020	8,000	7,998,095
U.S. Treasury Notes	2.75%	09/30/2020	11,000	11,034,378
U.S. Treasury Notes	1.63%	10/15/2020	10,000	10,017,405
U.S. Treasury Notes	2.00%	01/15/2021	10,000	10,091,541
U.S. Treasury Notes	3.63%	02/15/2021	5,000	5,101,933
				102,306,988
Total U.S. Treasury Securities (Cost $677,124,191)				677,124,191
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-89.74% (Cost $1,356,466,755)				1,356,466,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Government Money Fund

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Repurchase Agreements-11.84%(c)
Credit Agricole Corporate & Investment Bank, agreement dated 06/30/2020, maturing value of $29,000,073 (collateralized by domestic agency mortgage-backed securities valued at $29,580,075; 3.00% - 3.50%; 02/01/2048 - 10/01/2048)	0.09%	07/01/2020	$29,000,072	$29,000,000

TD Securities (USA) LLC, term agreement dated 06/25/2020, maturing value of $150,002,917 (collateralized by domestic agency mortgage-backed securities valued at $153,002,551; 2.50% - 4.50%; 02/01/2041 - 01/01/2059)(d)	0.10%	07/02/2020	150,002,917	150,000,000

Total Repurchase Agreements (Cost $179,000,000)				179,000,000

TOTAL INVESTMENTS IN SECURITIES(e)-101.58% (Cost $1,535,466,755)				1,535,466,755

OTHER ASSETS LESS LIABILITIES-(1.58)%				(23,853,802)

NET ASSETS-100.00%				$1,511,612,953

Investment Abbreviations:

LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2020.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 06/30/2020

1-7	17.6%

8-30	13.9

31-60	12.3

61-90	21.2

91-180	19.6

181+	15.4

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Government Money Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, excluding repurchase agreements, at value and cost	$1,356,466,755

Repurchase agreements, at value and cost	179,000,000

Cash	400,615

Receivable for:
Fund shares sold	801

Interest	828,589

Total assets	1,536,696,760

Liabilities:
Payable for:
Investments purchased	19,988,144

Fund shares reacquired	4,347,120

Dividends	182

Accrued fees to affiliates	412,624

Accrued trustees’ and officers’ fees and benefits	5,063

Accrued operating expenses	330,674

Total liabilities	25,083,807

Net assets applicable to shares outstanding	$1,511,612,953

Net assets consist of:
Shares of beneficial interest	$1,511,604,970

Distributable earnings	7,983

$1,511,612,953

Net Assets:
Series I	$1,511,602,953

Series II	$10,000

Shares outstanding, no par value, unlimited number of shares authorized:
Series I	1,511,565,314

Series II	10,000

Series I:
Net asset value and offering price per share	$1.00

Series II:
Net asset value and offering price per share	$1.00

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Interest	$3,067,113

Expenses:
Advisory fees	3,049,883

Administrative services fees	369,886

Custodian fees	38,612

Distribution fees - Series II	13

Transfer agent fees	690

Trustees’ and officers’ fees and benefits	8,804

Reports to shareholders	103,545

Professional services fees	126,405

Other	18,332

Total expenses	3,716,170

Less: Fees waived and expenses reimbursed	(1,745,466)

Net expenses	1,970,704

Net investment income	1,096,409

Net realized gain from investment securities	1,370

Net increase in net assets resulting from operations	$1,097,779

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Government Money Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30,	December 31,
	2020	2019

Operations:
Net investment income	$1,096,409	$21,081,559

Net realized gain	1,370	10,320

Net increase in net assets resulting from operations	1,097,779	21,091,879

Distributions to shareholders from distributable earnings:
Series I	(1,096,392)	(21,080,865)

Series II	(17)	(78)

Total distributions from distributable earnings	(1,096,409)	(21,080,943)

Share transactions-net:
Series I	1,141,842,221	(2,685,977,149)

Series II	-	10,000

Net increase (decrease) in net assets resulting from share transactions	1,141,842,221	(2,685,967,149)

Net increase (decrease) in net assets	1,141,843,591	(2,685,956,213)

Net assets:
Beginning of period	369,769,362	3,055,725,575

End of period	$1,511,612,953	$369,769,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Government Money Fund

Financial Highlights

June 30, 2020

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets
Series I
Six months ended 06/30/20	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.22%	$1,511,603	0.27	%(d)	0.50	%(d)	0.14	%(d)
Year ended 12/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.71	369,759	0.50		0.54		1.82
Year ended 12/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.35	3,055,726	0.50		0.56		1.54
Year ended 12/31/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.39	425,604	0.50		0.59		0.39
Year ended 12/31/16	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.01	541,970	0.35		0.55		0.01
Year ended 12/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	2,648,636	0.19		0.53		0.01
Series II
Six months ended 06/30/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	10	0.36	(d)	0.75	(d)	0.05	(d)
Year ended 12/31/19(e)	1.00	0.01	0.00	0.01	(0.01)	1.00	0.78	10	0.72	(f)	0.72	(f)	1.61	(f)

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,494,620 and $10 for Series I and Series II shares, respectively.
(e)	Commencement date of May 24, 2019.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Government Money Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer V.I. Government Money Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek income consistent with stability of principal.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Service – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations - The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown

Invesco Oppenheimer V.I. Government Money Fund

as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $ 500 million	0.450%

Next $500 million	0.425

Next $500 million	0.400

Over $1.5 billion	0.375

*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2020, the effective advisory fees incurred by the Fund was 0.41%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 0.50% and Series II shares to 0.75% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

The Adviser and/or Invesco Distributors, Inc., (“IDI”) voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended June 30, 2020, Invesco voluntarily waived advisory fees of $1,745,458 and reimbursed class level expenses of $8 for Series II shares in order to increase the Fund’s yield.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $332,487 for accounting and fund administrative services and was reimbursed $37,399 for fees paid to insurance companies. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Invesco Oppenheimer V.I. Government Money Fund

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2020, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of December 31, 2019.

NOTE 7–Share Information

	Summary of Share Activity
	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Series I	2,199,292,029	$2,199,292,029	2,074,144,735	$2,074,144,735

Series II(b)	-	-	10,000	10,000

Issued as reinvestment of dividends:
Series I	1,094,861	1,094,861	23,445,418	23,445,418

Series II	-	-	-	-

Reacquired:
Series I	(1,058,544,669)	(1,058,544,669)	(4,783,567,302)	(4,783,567,302)

Series II	-	-	-	-

Net increase (decrease) in share activity	1,141,842,221	$1,141,842,221	(2,685,967,149)	$(2,685,967,149)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 96% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with the entity whereby the entity sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to the entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by the entity are also owned beneficially.

(b)	Commencement date of May 24, 2019.

NOTE 8–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco Oppenheimer V.I. Government Money Fund

NOTE 9–Significant Event

Effective on or about April 30, 2021, the name of the Fund and all references thereto will change from Invesco Oppenheimer V.I. Government Money Fund to Invesco V.I. U.S. Government Money Portfolio.

Invesco Oppenheimer V.I. Government Money Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
Class		Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,002.20	$1.34	$1,023.52	$1.36	0.27%
Series II	1,000.00	1,001.70	1.79	1,023.07	1.81	0.36

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco Oppenheimer V.I. Government Money Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Oppenheimer V.I. Government Money Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Lipper T-Bill 3 Month Index The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees was in the fourth

Invesco Oppenheimer V.I. Government Money Fund

quintile of its expense group and discussed with management reasons for such relative contractual management fees and total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco

Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

Invesco Oppenheimer V.I. Government Money Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco Oppenheimer V.I. International Growth Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

    If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

    You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc. O-VIIGR-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-4.08%
Series II Shares	-3.91
MSCI ACWI ex USA Index▼	-11.00
Source(s): ▼RIMES Technologies Corp.

The MSCI ACWI ex USA® Index (Net) is an index considered representative of developed and emerging stock markets, excluding the U.S. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (5/13/92)	6.85%
10 Years	7.70
5 Years	3.56
1 Year	4.91

Series II Shares
Inception (3/19/01)	5.59%
10 Years	7.43
5 Years	3.29
1 Year	4.68

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer International Growth Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. International Growth Fund. Returns shown above, prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco Oppenheimer V.I. International Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Oppenheimer V.I. International Growth Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco Oppenheimer V.I. International Growth Fund

Schedule of Investments

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.59%
Australia–2.10%
CSL Ltd.	45,661	$9,052,432

Belgium–0.89%
Galapagos N.V.(a)	14,205	2,788,568
Galapagos N.V.	5,321	1,046,473
		3,835,041

Canada–5.66%
Alimentation Couche-Tard, Inc., Class B	291,044	9,126,210
CAE, Inc.	135,919	2,204,579
Dollarama, Inc.	115,395	3,838,567
Saputo, Inc.	152,039	3,625,149
Shopify, Inc., Class A(a)	5,967	5,668,870
		24,463,375

China–3.55%
Alibaba Group Holding Ltd., ADR(a)	32,904	7,097,393
Tencent Holdings Ltd.	128,000	8,221,927
		15,319,320

Denmark–3.26%
Ascendis Pharma A/S, ADR(a)	15,727	2,326,024
Novo Nordisk A/S, Class B	182,001	11,777,499
		14,103,523

France–15.50%
Airbus SE	64,880	4,616,779
Dassault Systemes SE	24,625	4,243,962
Edenred	90,155	3,938,587
EssilorLuxottica S.A.(a)	22,744	2,915,083
Hermes International	14,791	12,344,905
Kering S.A.	5,950	3,231,859
L’Oreal S.A.	11,601	3,719,164
LVMH Moet Hennessy Louis Vuitton SE	19,831	8,685,953
Sartorius Stedim Biotech	13,107	3,308,388
SEB S.A.	14,996	2,475,969
SEB S.A.(a)(b)	850	140,342
SEB S.A.	39,200	6,478,458
Ubisoft Entertainment S.A.(a)	57,109	4,703,477
Worldline S.A.(a)(c)	71,172	6,149,032
		66,951,958

Germany–7.45%
Fresenius Medical Care AG & Co. KGaA	87,124	7,427,985
Infineon Technologies AG	243,258	5,685,740
SAP SE	89,538	12,463,287
Siemens Healthineers AG(c)	137,813	6,600,121
		32,177,133

Hong Kong–0.88%
WH Group Ltd.	4,410,500	3,785,027

Ireland–1.32%
Flutter Entertainment PLC(a)	43,330	5,681,932

	Shares	Value
Italy–0.90%
Davide Campari-Milano S.p.A.	460,775	$3,877,840

Japan–9.46%
Daikin Industries Ltd.	32,400	5,210,120
Hitachi Ltd.	175,800	5,549,907
Hoya Corp.	94,893	9,087,426
Keyence Corp.	19,124	7,984,695
Nidec Corp.	59,200	3,952,600
Nihon M&A Center, Inc.	107,800	4,869,478
Nitori Holdings Co. Ltd.	21,600	4,230,475
		40,884,701

Netherlands–5.30%
Aalberts N.V.	144,506	4,730,513
Adyen N.V.(a)(c)	2,767	4,031,213
ASML Holding N.V.	37,017	13,569,627
Boskalis Westminster	28,747	566,351
		22,897,704

New Zealand–1.14%
Xero Ltd.(a)	79,303	4,938,444

Spain–2.89%
Amadeus IT Group S.A.	72,696	3,782,578
Grifols S.A.	237,027	7,190,149
Prosegur Cash S.A.(c)	1,793,106	1,509,735
		12,482,462

Sweden–5.23%
Atlas Copco AB, Class A	231,518	9,789,990
Epiroc AB, Class A	357,017	4,442,164
Swedish Match AB	118,971	8,353,525
		22,585,679

Switzerland–10.83%
Barry Callebaut AG	2,601	4,957,194
Lonza Group AG	8,848	4,665,498
Novartis AG	30,982	2,692,047
Roche Holding AG	33,489	11,594,948
Sika AG	21,863	4,202,290
STMicroelectronics N.V.	314,980	8,544,839
Temenos AG	32,565	5,049,074
VAT Group AG(c)	27,882	5,083,335
		46,789,225

Taiwan–2.38%
Taiwan Semiconductor Manufacturing Co. Ltd.	971,000	10,275,161

United Kingdom–10.40%
Blue Prism Group PLC(a)	82,095	1,155,166
boohoo Group PLC(a)	1,069,357	5,450,548
Britvic PLC	417,443	3,979,601
Compass Group PLC(a)	263,586	3,626,185
GVC Holdings PLC	349,696	3,204,067
Legal & General Group PLC	1,653,609	4,515,644
London Stock Exchange Group PLC	32,254	3,336,479

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

	Shares	Value
United Kingdom–(continued)
Melrose Industries PLC	2,452,251	$3,456,324
Next PLC	97,061	5,877,421
Ocado Group PLC(a)	203,403	5,106,230
Rightmove PLC	226,152	1,528,369
Trainline PLC(a)(c)	686,108	3,706,209
		44,942,243

United States–7.45%
Atlassian Corp. PLC, Class A(a)	22,387	4,035,704
EPAM Systems, Inc.(a)	32,145	8,100,861
Ferguson PLC	40,568	3,318,664
James Hardie Industries PLC, CDI	254,480	4,857,325
Medtronic PLC	43,251	3,966,117
ResMed, Inc.	41,048	7,881,216
		32,159,887
Total Common Stocks & Other Equity Interests (Cost $259,148,396)		417,203,087

	Shares	Value
Preferred Stocks–0.01%
India–0.01%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	599,541	$27,713

Money Market Funds–2.90%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(d)(e) (Cost $12,549,039)	12,549,039	12,549,039
TOTAL INVESTMENTS IN SECURITIES–99.50% (Cost $271,697,435)		429,779,839
OTHER ASSETS LESS LIABILITIES–0.50%		2,172,523
NET ASSETS–100.00%		$431,952,362

Investment Abbreviations:

ADR	- American Depositary Receipt
CDI	- CREST Depository Interest
Pfd.	- Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2020 was $27,079,645, which represented 6.27% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,357,038	$81,903,375	$(75,711,374)	$-	$-	$12,549,039	$40,775

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Information Technology	26.66%
Health Care	21.16
Consumer Discretionary	19.47
Industrials	12.44
Consumer Staples	9.59
Communication Services	3.35
Materials	2.10
Other Sectors, Each Less than 2% of Net Assets	1.82
Money Market Funds Plus Other Assets Less Liabilities	3.41

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $259,148,396)	$417,230,800

Investments in affiliated money market funds, at value (Cost $12,549,039)	12,549,039

Cash	500,000

Foreign currencies, at value (Cost $8,918)	8,432

Receivable for:
Investments sold	797,717

Fund shares sold	334,369

Dividends	2,074,293

Investment for trustee deferred compensation and retirement plans	38,347

Total assets	433,532,997

Liabilities:
Payable for:
Investments purchased	820,174

Fund shares reacquired	426,794

Accrued foreign taxes	23,338

Accrued fees to affiliates	247,754

Accrued trustees’ and officers’ fees and benefits	3,235

Accrued other operating expenses	20,994

Trustee deferred compensation and retirement plans	38,346

Total liabilities	1,580,635

Net assets applicable to shares outstanding	$431,952,362

Net assets consist of:
Shares of beneficial interest	$247,883,382

Distributable earnings	184,068,980

$431,952,362

Net Assets:
Series I	$201,492,490

Series II	$230,459,872

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	85,621,008

Series II	93,784,030

Series I:
Net asset value per share	$2.35

Series II:
Net asset value per share	$2.46

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $402,988)	$2,997,301

Dividends from affiliated money market funds	40,775

Total investment income	3,038,076

Expenses:
Advisory fees	1,981,521

Administrative services fees	344,412

Custodian fees	1,330

Distribution fees - Series II	278,420

Transfer agent fees	21,303

Trustees’ and officers’ fees and benefits	9,547

Reports to shareholders	764

Professional services fees	12,270

Other	149

Total expenses	2,649,716

Less: Fees waived and/or expense offset arrangement(s)	(281,504)

Net expenses	2,368,212

Net investment income	669,864

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (net of foreign taxes of $124,888)	19,980,286

Foreign currencies	48,691

20,028,977

Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes of $212,752)	(39,958,069)

Foreign currencies	233,199

(39,724,870)

Net realized and unrealized gain (loss)	(19,695,893)

Net increase (decrease) in net assets resulting from operations	$(19,026,029)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income	$669,864	$3,686,941

Net realized gain	20,028,977	7,399,457

Change in net unrealized appreciation (depreciation)	(39,724,870)	108,124,591

Net increase (decrease) in net assets resulting from operations	(19,026,029)	119,210,989

Distributions to shareholders from distributable earnings:
Series I	–	(13,472,374)

Series II	–	(12,709,522)

Total distributions from distributable earnings	–	(26,181,896)

Share transactions–net:
Series I	(11,332,728)	(95,274,031)

Series II	(12,386,132)	10,086,290

Net increase (decrease) in net assets resulting from share transactions	(23,718,860)	(85,187,741)

Net increase (decrease) in net assets	(42,744,889)	7,841,352

Net assets:
Beginning of period	474,697,251	466,855,899

End of period	$431,952,362	$474,697,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Series I
Six months ended 06/30/20	$2.45	$0.01	$(0.11)	$(0.10)	$–	$–	$–	$2.35	(4.08)%	$201,492	1.00	%(e)	1.13	%(e)	0.45	%(e)	26%
Year ended 12/31/19	2.03	0.02	0.54	0.56	(0.02)	(0.12)	(0.14)	2.45	28.60	221,944	1.00		1.13		0.91		51
Year ended 12/31/18	2.59	0.02	(0.51)	(0.49)	(0.02)	(0.05)	(0.07)	2.03	(19.42)	267,220	1.00		1.10		0.83		25
Year ended 12/31/17	2.08	0.02	0.52	0.54	(0.03)	–	(0.03)	2.59	26.29	360,417	1.00		1.08		0.87		27
Year ended 12/31/16	2.20	0.03	(0.08)	(0.05)	(0.02)	(0.05)	(0.07)	2.08	(2.12)	301,559	1.00		1.09		1.24		15
Year ended 12/31/15	2.31	0.03	0.06	0.09	(0.03)	(0.17)	(0.20)	2.20	3.43	317,547	1.00		1.08		1.08		24
Series II
Six months ended 06/30/20	2.56	0.00	(0.10)	(0.10)	–	–	–	2.46	(3.91)	230,460	1.25	(e)	1.38	(e)	0.20	(e)	26
Year ended 12/31/19	2.12	0.02	0.56	0.58	(0.02)	(0.12)	(0.14)	2.56	27.95	252,753	1.25		1.38		0.67		51
Year ended 12/31/18	2.70	0.01	(0.52)	(0.51)	(0.02)	(0.05)	(0.07)	2.12	(19.55)	199,636	1.25		1.35		0.58		25
Year ended 12/31/17	2.16	0.01	0.56	0.57	(0.03)	–	(0.03)	2.70	26.44	239,042	1.25		1.33		0.60		27
Year ended 12/31/16	2.29	0.02	(0.08)	(0.06)	(0.02)	(0.05)	(0.07)	2.16	(2.72)	175,633	1.25		1.34		0.99		15
Year ended 12/31/15	2.40	0.02	0.06	0.08	(0.02)	(0.17)	(0.19)	2.29	3.11	169,292	1.25		1.33		0.79		24

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $197,681 and $223,923 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer V.I. International Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco Oppenheimer V.I. International Growth Fund

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Oppenheimer V.I. International Growth Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $250 million	1.000%

Next $250 million	0.900%

Next $500 million	0.850%

Over $1 billion	0.820%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.95%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement excluding certain items discussed below) of Series I shares to 1.00% and Series II shares to 1.25% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $281,504.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $29,895 for accounting and fund administrative services and was reimbursed $314,517 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Oppenheimer V.I. International Growth Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$9,052,432	$–	$9,052,432

Belgium	1,046,473	2,788,568	–	3,835,041

Canada	24,463,375	–	–	24,463,375

China	7,097,393	8,221,927	–	15,319,320

Denmark	2,326,024	11,777,499	–	14,103,523

France	6,478,458	60,333,158	140,342	66,951,958

Germany	–	32,177,133	–	32,177,133

Hong Kong	–	3,785,027	–	3,785,027

India	27,713	–	–	27,713

Ireland	–	5,681,932	–	5,681,932

Italy	–	3,877,840	–	3,877,840

Japan	–	40,884,701	–	40,884,701

Netherlands	–	22,897,704	–	22,897,704

New Zealand	–	4,938,444	–	4,938,444

Spain	–	12,482,462	–	12,482,462

Sweden	–	22,585,679	–	22,585,679

Switzerland	–	46,789,225	–	46,789,225

Taiwan	–	10,275,161	–	10,275,161

United Kingdom	–	44,942,243	–	44,942,243

United States	23,983,898	8,175,989	–	32,159,887

Money Market Funds	12,549,039	–	–	12,549,039

Total Investments	$77,972,373	$351,667,124	$140,342	$429,779,839

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $108,517,599 and $139,022,546, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$164,200,621

Aggregate unrealized (depreciation) of investments	(9,936,602)

Net unrealized appreciation of investments	$154,264,019

Cost of investments for tax purposes is $275,515,820.

Invesco Oppenheimer V.I. International Growth Fund

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019

	Shares	Amount	Shares	Amount

Sold:
Series I	5,984,695	$12,723,460	8,881,295	$19,659,846

Series II	5,246,259	11,748,526	13,275,646	30,754,894

Reacquired:
Series I	(11,093,660)	(24,056,188)	(55,770,549)	(128,406,251)

Series II	(10,291,012)	(24,134,658)	(14,188,919)	(33,378,126)

Net increase (decrease) in share activity	(10,153,718)	$(23,718,860)	(47,802,527)	$(111,369,637)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Invesco Oppenheimer V.I. International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$959.20	$4.87	$1,019.89	$5.02	1.00%
Series II	1,000.00	960.90	6.09	1,018.65	6.27	1.25

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco Oppenheimer V.I. International Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Oppenheimer V.I. International Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the MSCI EAFE® Index. The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period, the fifth quintile for the three year period, and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board noted that stock selection in certain sectors and regions detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s

Invesco Oppenheimer V.I. International Growth Fund

contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fifth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/ waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2019.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the

Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco Oppenheimer V.I. International Growth Fund

Semiannual Report to Shareholders	June 30, 2020

Invesco Oppenheimer V.I. Main Street Fund®

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

    If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

    You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIMST-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-5.57%
Series II Shares	-5.68
S&P 500 Index▼	-3.08
Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (7/5/95)	8.66%
10 Years	12.68
5 Years	8.65
1 Year	2.85

Series II Shares
Inception (7/13/00)	4.96%
10 Years	12.40
5 Years	8.38
1 Year	2.58

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Main Street Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Main Street Fund®. Returns shown above, prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco Oppenheimer V.I. Main Street Fund®, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Oppenheimer V.I. Main Street Fund®

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco Oppenheimer V.I. Main Street Fund®

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.41%

Aerospace & Defense–3.17%
Lockheed Martin Corp.	94,631	$ 34,532,744

Air Freight & Logistics–1.53%

C.H. Robinson Worldwide, Inc.	79,331	6,271,909
United Parcel Service, Inc., Class B	93,871	10,436,578
		16,708,487

Application Software–0.63%

Adobe, Inc.(b)	15,684	6,827,402

Automobile Manufacturers–0.49%

General Motors Co.	209,263	5,294,354

Automotive Retail–0.66%

O’Reilly Automotive, Inc.(b)	17,131	7,223,629

Biotechnology–1.75%

Amgen, Inc.	30,247	7,134,058
Gilead Sciences, Inc.	88,493	6,808,651
Neurocrine Biosciences, Inc.(b)	42,402	5,173,044
		19,115,753

Commodity Chemicals–0.51%

Valvoline, Inc.	290,025	5,606,183

Communications Equipment–1.22%

Motorola Solutions, Inc.	94,977	13,309,127

Construction Materials–0.19%

Vulcan Materials Co.	17,769	2,058,539

Consumer Finance–1.59%

Capital One Financial Corp.	276,525	17,307,700

Data Processing & Outsourced Services–2.06%

Mastercard, Inc., Class A	75,849	22,428,549

Distillers & Vintners–1.01%

Constellation Brands, Inc., Class A	62,910	11,006,104

Diversified Banks–2.38%

JPMorgan Chase & Co.	275,488	25,912,401

Electric Utilities–1.27%

Duke Energy Corp.	172,759	13,801,716

Environmental & Facilities Services–1.27%

Waste Connections, Inc.	147,543	13,838,058

Financial Exchanges & Data–2.62%

Intercontinental Exchange, Inc.	244,187	22,367,529
S&P Global, Inc.	18,818	6,200,155
		28,567,684

Gas Utilities–0.10%

UGI Corp.	33,281	1,058,336

General Merchandise Stores–0.95%

Target Corp.	86,009	10,315,059

	Shares	Value
Health Care Equipment–1.17%

Zimmer Biomet Holdings, Inc.	106,655	$ 12,730,341

Health Care Facilities–1.29%

HCA Healthcare, Inc.(b)	144,442	14,019,541

Health Care Services–0.36%

Laboratory Corp. of America Holdings(b)	23,834	3,959,066

Health Care Supplies–0.54%

Alcon, Inc. (Switzerland)(b)	103,069	5,907,915

Home Improvement Retail–2.41%

Home Depot, Inc. (The)	104,702	26,228,898

Homebuilding–0.61%

D.R. Horton, Inc.	119,277	6,613,910

Household Products–5.13%

Church & Dwight Co., Inc.	146,034	11,288,428
Procter & Gamble Co. (The)	334,930	40,047,580
Reckitt Benckiser Group PLC (United Kingdom)	50,541	4,651,214
		55,987,222

Industrial Conglomerates–1.01%

Honeywell International, Inc.	75,856	10,968,019

Industrial REITs–3.04%

Prologis, Inc.	355,369	33,166,589

Integrated Oil & Gas–1.00%

Suncor Energy, Inc. (Canada)	648,124	10,927,371

Integrated Telecommunication Services–2.38%

Verizon Communications, Inc.	471,054	25,969,207

Interactive Media & Services–6.32%

Alphabet, Inc., Class A(b)	14,911	21,144,543
Facebook, Inc., Class A(b)	158,023	35,882,283
Tencent Holdings Ltd., ADR (China)	185,207	11,853,248
		68,880,074

Internet & Direct Marketing Retail–8.60%

Amazon.com, Inc.(b)	27,703	76,427,591
Booking Holdings, Inc.(b)	10,913	17,377,206
		93,804,797

IT Consulting & Other Services–2.29%

Accenture PLC, Class A	77,347	16,607,948
Amdocs Ltd.	138,070	8,405,701
		25,013,649

Life Sciences Tools & Services–2.14%

Avantor, Inc.(b)	197,233	3,352,961
Thermo Fisher Scientific, Inc.	55,084	19,959,137
		23,312,098

Managed Health Care–4.66%

UnitedHealth Group, Inc.	172,433	50,859,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Main Street Fund®

	Shares	Value
Movies & Entertainment–0.53%
Live Nation Entertainment, Inc.(b)	43,425	$ 1,925,030
Warner Music Group Corp., Class A(b)	129,787	3,828,717
		5,753,747

Multi-Sector Holdings–2.46%

Berkshire Hathaway, Inc., Class B(b)	150,396	26,847,190

Oil & Gas Refining & Marketing–0.37%

Valero Energy Corp.	68,213	4,012,289

Oil & Gas Storage & Transportation–1.24%

Magellan Midstream Partners L.P.	312,834	13,505,044

Other Diversified Financial Services–1.66%

Equitable Holdings, Inc.	937,413	18,082,697

Packaged Foods & Meats–0.79%

a2 Milk Co. Ltd. (New Zealand)(b)	181,560	2,342,804
Mondelez International, Inc., Class A	122,970	6,287,456
		8,630,260

Pharmaceuticals–5.31%

AstraZeneca PLC, ADR (United Kingdom)	541,380	28,633,588
Merck & Co., Inc.	377,869	29,220,610
		57,854,198

Property & Casualty Insurance–1.79%

Progressive Corp. (The)	243,364	19,495,890

Railroads–1.29%

Union Pacific Corp.	83,212	14,068,653

	Shares	Value
Semiconductor Equipment–2.36%

Applied Materials, Inc.	425,592	$25,727,036

Semiconductors–3.83%
QUALCOMM, Inc.	254,721	23,233,102
Texas Instruments, Inc.	146,381	18,585,996
		41,819,098

Soft Drinks–0.93%

PepsiCo, Inc.	77,094	10,196,452

Specialty Chemicals–0.64%

Ecolab, Inc.	35,254	7,013,783

Systems Software–9.86%

Microsoft Corp.	528,516	107,558,291
Total Common Stocks & Other Equity Interests (Cost $839,560,722)		1,083,824,263

Money Market Funds–0.61%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)(d)	2,330,143	2,330,143
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)(d)	1,661,676	1,662,839
Invesco Treasury Portfolio, Institutional Class, 0.08%(c)(d)	2,663,020	2,663,020
Total Money Market Funds (Cost $6,656,095)		6,656,002
TOTAL INVESTMENTS IN SECURITIES–100.02% (Cost $846,216,817)		1,090,480,265
OTHER ASSETS LESS LIABILITIES–(0.02)%		(177,448)
NET ASSETS–100.00%		$1,090,302,817

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,860,862	$111,323,211	$(123,853,930)	$-	$-	$2,330,143	$42,620
Invesco Liquid Assets Portfolio, Institutional Class	-	10,945,241	(9,281,718)	(94)	(590)	1,662,839	944
Invesco Treasury Portfolio, Institutional Class	-	17,512,386	(14,849,366)	-	-	2,663,020	311
Total	$14,860,862	$139,780,838	$(147,985,014)	$(94)	$(590)	$6,656,002	$43,875

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Main Street Fund®

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Information Technology	22.26%
Health Care	17.22
Consumer Discretionary	13.71
Financials	12.49
Communication Services	9.23
Industrials	8.27
Consumer Staples	7.87
Real Estate	3.04
Energy	2.61
Other Sectors, Each Less than 2% of Net Assets	2.71
Money Market Funds Plus Other Assets Less Liabilities	0.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Main Street Fund®

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:

Investments in securities, at value (Cost $ 839,560,722)	$1,083,824,263
Investments in affiliated money market funds, at value (Cost $ 6,656,095)	6,656,002
Cash	750,000
Receivable for:
Investments sold	1,915,102
Fund shares sold	1,184,436
Dividends	602,891
Investment for trustee deferred compensation and retirement plans	134,033
Total assets	1,095,066,727

Liabilities:

Payable for:
Investments purchased	3,324,543
Fund shares reacquired	465,970
Accrued fees to affiliates	636,977
Accrued trustees’ and officers’ fees and benefits	4,204
Accrued other operating expenses	198,183
Trustee deferred compensation and retirement plans	134,033
Total liabilities	4,763,910
Net assets applicable to shares outstanding	$1,090,302,817

Net assets consist of:

Shares of beneficial interest	$734,904,037
Distributable earnings	355,398,780
$1,090,302,817

Net Assets:

Series I	$448,272,071
Series II	$642,030,746

Shares outstanding, no par value, with an unlimited number of shares authorized:

Series I	16,126,021
Series II	23,434,121
Series I:
Net asset value per share	$27.80
Series II:
Net asset value per share	$27.40

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $71,295)	$10,659,295

Dividends from affiliated money market funds	43,875

Total investment income	10,703,170

Expenses:

Advisory fees	3,740,242

Administrative services fees	924,578

Custodian fees	3,416

Distribution fees - Series II	802,030

Transfer agent fees	32,248

Trustees’ and officers’ fees and benefits	12,870

Reports to shareholders	55,090

Professional services fees	20,920

Other	9,765

Total expenses	5,601,159

Less: Fees waived	(247,857)

Net expenses	5,353,302

Net investment income	5,349,868

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $6,127,718)	(905,501)

Foreign currencies	(64,602)

(970,103)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(79,018,962)

Foreign currencies	(1,116)

(79,020,078)

Net realized and unrealized gain (loss)	(79,990,181)

Net increase (decrease) in net assets resulting from operations	$(74,640,313)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Main Street Fund®

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:

Net investment income	$5,349,868	$12,198,812

Net realized gain (loss)	(970,103)	98,443,317

Change in net unrealized appreciation (depreciation)	(79,020,078)	230,858,088

Net increase (decrease) in net assets resulting from operations	(74,640,313)	341,500,217

Distributions to shareholders from distributable earnings:

Series I	–	(93,497,935)

Series II	–	(121,555,544)

Total distributions from distributable earnings	–	(215,053,479)

Share transactions-net:

Series I	(89,731,713)	30,061,913

Series II	(47,608,407)	29,147,063

Net increase (decrease) in net assets resulting from share transactions	(137,340,120)	59,208,976

Net increase (decrease) in net assets	(211,980,433)	185,655,714

Net assets:

Beginning of period	1,302,283,250	1,116,627,536

End of period	$1,090,302,817	$1,302,283,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Main Street Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net
			(losses)								net assets		assets without		Ratio of net
	Net asset		on securities		Dividends	Distributions					with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed(c)		net assets		turnover (d)
Series I
Six months ended 06/30/20	$29.44	$0.15	$(1.79)	$(1.64)	$–	$–	$–	$27.80	(5.57)%	$448,272	0.80	%(e)	0.84	%(e)	1.08	%(e)	23%
Year ended 12/31/19	26.82	0.32	7.73	8.05	(0.34)	(5.09)	(5.43)	29.44	32.03	570,821	0.80		0.82		1.11		43
Year ended 12/31/18	32.25	0.32	(2.55)	(2.23)	(0.38)	(2.82)	(3.20)	26.82	(7.89)	485,230	0.80		0.80		1.03		65
Year ended 12/31/17	28.41	0.34	4.41	4.75	(0.39)	(0.52)	(0.91)	32.25	16.91	561,555	0.78		0.78		1.12		35
Year ended 12/31/16	29.24	0.33	2.76	3.09	(0.34)	(3.58)	(3.92)	28.41	11.62	485,196	0.79		0.79		1.16		33
Year ended 12/31/15	33.61	0.33	0.80	1.13	(0.32)	(5.18)	(5.50)	29.24	3.33	518,456	0.78		0.78		1.05		44
Series II
Six months ended 06/30/20	29.05	0.11	(1.76)	(1.65)	-	-	-	27.40	(5.68)	642,031	1.05	(e)	1.09	(e)	0.83	(e)	23
Year ended 12/31/19	26.51	0.25	7.64	7.89	(0.26)	(5.09)	(5.35)	29.05	31.74	731,463	1.05		1.07		0.86		43
Year ended 12/31/18	31.91	0.24	(2.53)	(2.29)	(0.29)	(2.82)	(3.11)	26.51	(8.10)	631,398	1.05		1.05		0.78		65
Year ended 12/31/17	28.12	0.26	4.37	4.63	(0.32)	(0.52)	(0.84)	31.91	16.63	785,379	1.03		1.03		0.87		35
Year ended 12/31/16	28.98	0.26	2.72	2.98	(0.26)	(3.58)	(3.84)	28.12	11.30	772,594	1.04		1.04		0.94		33
Year ended 12/31/15	33.33	0.25	0.80	1.05	(0.22)	(5.18)	(5.40)	28.98	3.11	715,328	1.03		1.03		0.80		44

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $500,488 and $645,149 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Main Street Fund®

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer V.I. Main Street Fund® (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco Oppenheimer V.I. Main Street Fund®

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

I.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized

Invesco Oppenheimer V.I. Main Street Fund®

gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $200 million	0.600%

Next $4 billion	0.580%

Over $5 billion	0.560%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.66%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $247,857.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $81,109 for accounting and fund administrative services and was reimbursed $843,469 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s

Invesco Oppenheimer V.I. Main Street Fund®

own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,076,830,245	$6,994,018	$–	$1,083,824,263

Money Market Funds	6,656,002	–	–	6,656,002

Total Investments	$1,083,486,247	$6,994,018	$–	$1,090,480,265

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2020, the Fund engaged in securities purchases of $4,472,836 and securities sales of $45,966,645, which resulted in net realized gains of $6,127,718.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $261,361,928 and $382,603,210, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$278,256,644

Aggregate unrealized (depreciation) of investments	(38,942,385)

Net unrealized appreciation of investments	$239,314,259

    Cost of investments for tax purposes is $851,166,006.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Series I	267,707	$7,190,022	673,942	$19,609,116

Series II	1,320,378	32,890,400	1,630,045	46,915,384

Invesco Oppenheimer V.I. Main Street Fund®

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Series I	-	$-	3,495,250	$93,497,935

Series II	-	-	4,599,150	121,555,544

Reacquired:
Series I	(3,530,806)	(96,921,735)	(2,875,474)	(83,045,138)

Series II	(3,064,329)	(80,498,807)	(4,866,048)	(139,323,865)

Net increase (decrease) in share activity	(5,007,050)	$(137,340,120)	2,656,865	$59,208,976

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 11–Significant Event

Effective on or about April 30, 2021, the name of the Fund and all references thereto will change from Invesco Oppenheimer V.I. Main Street Fund® to Invesco V.I. Main Street Fund®.

Invesco Oppenheimer V.I. Main Street Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Series I	$1,000.00	$944.30	$3.87	$1,020.89	$4.02	0.80%
Series II	1,000.00	943.20	5.07	1,019.64	5.27	1.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco Oppenheimer V.I. Main Street Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Oppenheimer V.I. Main Street Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the S&P 500® Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period, the fifth quintile for the three year period, and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board noted that underweight exposure to certain sectors and companies had detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using

Invesco Oppenheimer V.I. Main Street Fund®

each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/ waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2019.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

    The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco Oppenheimer V.I. Main Street Fund®

Semiannual Report to Shareholders	June 30, 2020

Invesco Oppenheimer V.I. Main Street Small
Cap Fund®

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

    If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

    You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec. gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIMSS-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-11.36%
Series II Shares	-11.45
Russell 2000 Index▼	-12.98
Source(s): ▼RIMES Technologies Corp.

The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (5/1/98)	7.60%
10 Years	11.25
5 Years	4.26
1 Year	-3.23

Series II Shares
Inception (7/16/01)	8.16%
10 Years	10.97
5 Years	4.00
1 Year	-3.43

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Main Street Small Cap Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Main Street Small Cap Fund®. Returns shown above, prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco Oppenheimer V.I. Main Street Small Cap Fund®, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.23%
Air Freight & Logistics–0.59%
Hub Group, Inc., Class A(b)	76,888	$3,679,860

Aluminum–1.03%
Kaiser Aluminum Corp.	87,172	6,417,603

Application Software–6.48%
Bottomline Technologies (DE), Inc.(b)	211,644	10,745,166
Envestnet, Inc.(b)	64,796	4,765,098
j2 Global, Inc.(b)	142,673	9,018,360
Paylocity Holding Corp.(b)	49,301	7,192,523
Q2 Holdings, Inc.(b)	99,534	8,539,022
		40,260,169

Asset Management & Custody Banks–1.40%
Federated Hermes, Inc., Class B	128,899	3,054,906
Focus Financial Partners, Inc., Class A(b)	170,844	5,646,394
		8,701,300

Auto Parts & Equipment–2.71%
Dorman Products, Inc.(b)	108,131	7,252,346
Visteon Corp.(b)	139,589	9,561,847
		16,814,193

Automotive Retail–2.77%
AutoNation, Inc.(b)	236,880	8,901,950
Monro, Inc.	151,467	8,321,597
		17,223,547

Biotechnology–3.65%
Emergent BioSolutions, Inc.(b)	150,571	11,907,155
G1 Therapeutics, Inc.(b)	82,216	1,994,560
Twist Bioscience Corp.(b)	80,737	3,657,386
uniQure N.V. (Netherlands)(b)	63,894	2,879,064
Zai Lab Ltd., ADR (China)(b)	27,093	2,225,148
		22,663,313

Building Products–1.20%
Masonite International Corp.(b)	95,546	7,431,568

Construction & Engineering–0.95%
Comfort Systems USA, Inc.	69,083	2,815,132
Valmont Industries, Inc.	27,263	3,097,622
		5,912,754

Construction Materials–1.21%
Summit Materials, Inc., Class A(b)	465,111	7,478,985

Diversified Banks–1.00%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	254,911	6,217,279

Diversified Metals & Mining–1.05%
Compass Minerals International, Inc.	133,420	6,504,225

Electrical Components & Equipment–2.80%
Atkore International Group, Inc.(b)	199,400	5,453,590
EnerSys	80,852	5,205,252

	Shares	Value
Electrical Components & Equipment–(continued)
Generac Holdings, Inc.(b)	54,947	$6,699,687
		17,358,529

Environmental & Facilities Services–0.45%
US Ecology, Inc.(b)	82,580	2,797,810

Gas Utilities–3.43%
National Fuel Gas Co.	112,532	4,718,467
South Jersey Industries, Inc.	356,543	8,910,009
Suburban Propane Partners L.P.	538,033	7,693,872
		21,322,348

General Merchandise Stores–0.66%
Ollie’s Bargain Outlet Holdings, Inc.(b)	42,235	4,124,248

Health Care Equipment–3.42%
AtriCure, Inc.(b)	140,463	6,313,812
CryoPort, Inc.(b)	142,248	4,303,002
Tandem Diabetes Care, Inc.(b)	107,037	10,588,100
		21,204,914

Health Care Facilities–0.51%
Tenet Healthcare Corp.(b)	176,315	3,193,065

Health Care Services–4.72%
1Life Healthcare, Inc.(b)	85,992	3,123,229
Addus HomeCare Corp.(b)	96,269	8,910,659
LHC Group, Inc.(b)	99,212	17,294,636
		29,328,524

Health Care Supplies–1.83%
OraSure Technologies, Inc.(b)	181,555	2,111,484
Quidel Corp.(b)	41,243	9,227,709
		11,339,193

Health Care Technology–1.51%
Inspire Medical Systems, Inc.(b)	107,937	9,392,678

Homebuilding–1.04%
TopBuild Corp.(b)	56,673	6,447,687

Hotel & Resort REITs–1.01%
DiamondRock Hospitality Co.(b)	1,131,951	6,259,689

Household Products–1.23%
Energizer Holdings, Inc.	161,271	7,658,760

Human Resource & Employment Services–3.58%
ASGN, Inc.(b)	191,109	12,743,148
Korn Ferry	307,959	9,463,580
		22,206,728

Hypermarkets & Super Centers–2.12%
BJ’s Wholesale Club Holdings, Inc.(b)	353,442	13,172,783

Industrial Machinery–4.43%
Chart Industries, Inc.(b)	88,700	4,301,063
EnPro Industries, Inc.	101,204	4,988,345
Evoqua Water Technologies Corp.(b)	313,753	5,835,806

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Main Street Small Cap Fund®

	Shares	Value
Industrial Machinery–(continued)
Mayville Engineering Co., Inc.(b)	211,875	$1,673,813
Rexnord Corp.	367,721	10,719,067
		27,518,094

Insurance Brokers–0.44%
Selectquote, Inc.(b)	108,460	2,747,292

Interactive Home Entertainment–2.07%
Zynga, Inc., Class A(b)	1,344,150	12,823,191

Investment Banking & Brokerage–1.08%
Stifel Financial Corp.	140,803	6,678,286

IT Consulting & Other Services–4.17%
CACI International, Inc., Class A(b)	38,974	8,452,681
KBR, Inc.	411,201	9,272,583
Perspecta, Inc.	351,779	8,171,826
		25,897,090

Leisure Facilities–0.30%
Cedar Fair L.P.(b)	68,292	1,878,030

Life Sciences Tools & Services–2.50%
Adaptive Biotechnologies Corp.(b)	85,797	4,150,859
NeoGenomics, Inc.(b)	151,437	4,691,518
Repligen Corp.(b)	54,024	6,677,907
		15,520,284

Multi-Utilities–0.97%
Avista Corp.	165,352	6,017,159

Office REITs–1.18%
Brandywine Realty Trust	671,652	7,314,290

Office Services & Supplies–1.46%
ACCO Brands Corp.	1,279,268	9,082,803

Oil & Gas Refining & Marketing–1.32%
Renewable Energy Group, Inc.(b)	331,173	8,206,467

Oil & Gas Storage & Transportation–0.47%
Noble Midstream Partners L.P.	341,399	2,888,236

Packaged Foods & Meats–0.83%
Simply Good Foods Co. (The)(b)	276,606	5,139,339

Paper Products–0.61%
Schweitzer-Mauduit International, Inc., Class A	112,565	3,760,797

Personal Products–0.88%
BellRing Brands, Inc., Class A(b)	273,614	5,455,863

Pharmaceuticals–1.28%
Axsome Therapeutics, Inc.(b)	31,690	2,607,453
Collegium Pharmaceutical, Inc.(b)	175,080	3,063,900
Intersect ENT, Inc.(b)	169,029	2,288,653
		7,960,006

Investment Abbreviations:

ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

	Shares	Value
Property & Casualty Insurance–0.37%
ProSight Global, Inc.(b)	257,375	$2,290,638

Regional Banks–7.36%
BankUnited, Inc.	263,487	5,335,612
Berkshire Hills Bancorp, Inc.	232,002	2,556,662
Cathay General Bancorp	159,286	4,189,222
CIT Group, Inc.	186,422	3,864,528
Heritage Financial Corp.	273,322	5,466,440
IBERIABANK Corp.	134,932	6,144,803
OceanFirst Financial Corp.	274,841	4,845,447
Pacific Premier Bancorp, Inc.	277,751	6,021,642
Signature Bank	28,641	3,062,296
Sterling Bancorp	360,277	4,222,446
		45,709,098

Restaurants–3.96%
Jack in the Box, Inc.(b)	107,614	7,973,121
Texas Roadhouse, Inc.(b)	165,566	8,703,805
Wendy’s Co. (The)	362,384	7,892,723
		24,569,649

Semiconductor Equipment–4.05%
Brooks Automation, Inc.	254,870	11,275,449
MKS Instruments, Inc.	122,601	13,883,337
		25,158,786

Semiconductors–1.67%
Semtech Corp.(b)	198,160	10,347,915

Specialized REITs–3.76%
EPR Properties(b)	216,516	7,173,175
Four Corners Property Trust, Inc.	428,488	10,455,107
National Storage Affiliates Trust	199,374	5,714,059
		23,342,341

Thrifts & Mortgage Finance–1.72%
WSFS Financial Corp.	372,561	10,692,501
Total Common Stocks & Other Equity Interests
(Cost $539,794,206)		616,109,907

Money Market Funds–0.59%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)(d)	1,275,583	1,275,583
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)(d)	910,456	911,094
Invesco Treasury Portfolio, Institutional Class, 0.08%(c)(d)	1,457,809	1,457,809
Total Money Market Funds (Cost $3,644,486)		3,644,486
TOTAL INVESTMENTS IN SECURITIES–99.82% (Cost $543,438,692)		619,754,393
OTHER ASSETS LESS LIABILITIES–0.18%		1,147,602
NET ASSETS–100.00%		$620,901,995

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,914,336	$90,505,941	$(91,144,694)	$-	$-	$1,275,583	$19,034
Invesco Liquid Assets Portfolio, Institutional Class	-	6,822,650	(5,911,108)	-	(448)	911,094	303
Invesco Treasury Portfolio, Institutional Class	-	10,916,239	(9,458,430)	-	-	1,457,809	93
Total	$1,914,336	$108,244,830	$(106,514,232)	$-	$(448)	$3,644,486	$19,430

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Health Care	19.42%
Information Technology	16.37
Industrials	15.46
Financials	13.37
Consumer Discretionary	11.45
Real Estate	5.95
Consumer Staples	5.06
Utilities	4.40
Materials	3.89
Communication Services	2.07
Energy	1.79
Money Market Funds Plus Other Assets Less Liabilities	0.77

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $539,794,206)	$616,109,907
Investments in affiliated money market funds, at value (Cost $3,644,486)	3,644,486
Cash	1,000,000
Receivable for:
Investments sold	1,119,358
Fund shares sold	164,244
Dividends	422,002
Investment for trustee deferred compensation and retirement plans	71,301
Total assets	622,531,298

Liabilities:
Payable for:
Fund shares reacquired	899,167
Accrued fees to affiliates	405,725
Accrued trustees’ and officers’ fees and benefits	4,891
Accrued other operating expenses	248,219
Trustee deferred compensation and retirement plans	71,301
Total liabilities	1,629,303
Net assets applicable to shares outstanding	$620,901,995

Net assets consist of:
Shares of beneficial interest	$536,460,069
Distributable earnings	84,441,926
$620,901,995

Net Assets:
Series I	$89,861,763
Series II	$531,040,232

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	4,346,747
Series II	26,198,622
Series I:
Net asset value per share	$20.67
Series II:
Net asset value per share	$20.27

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends	$4,392,405

Dividends from affiliated money market funds	19,430

Total investment income	4,411,835

Expenses:
Advisory fees	2,123,685

Administrative services fees	493,740

Custodian fees	2,573

Distribution fees - Series II	641,487

Transfer agent fees	21,103

Trustees’ and officers’ fees and benefits	11,508

Reports to shareholders	71,198

Professional services fees	19,932

Other	7,704

Total expenses	3,392,930

Less: Fees waived and/or expenses reimbursed	(345,904)

Net expenses	3,047,026

Net investment income	1,364,809

Realized and unrealized gain (loss) from:
Net realized gain from investment securities (includes net gains from securities sold to affiliates of $2,084,886)	3,569

Change in net unrealized appreciation (depreciation) of investment securities	(75,836,751)

Net realized and unrealized gain (loss)	(75,833,182)

Net increase (decrease) in net assets resulting from operations	$(74,468,373)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30,	December 31,
	2020	2019

Operations:
Net investment income	$1,364,809	$2,495,743

Net realized gain	3,569	69,732,405

Change in net unrealized appreciation (depreciation)	(75,836,751)	122,277,503

Net increase (decrease) in net assets resulting from operations	(74,468,373)	194,505,651

Distributions to shareholders from distributable earnings:
Series I	–	(10,160,591)

Series II	–	(77,152,079)

Total distributions from distributable earnings	–	(87,312,670)

Share transactions–net:
Series I	(7,839,950)	(31,945,204)

Series II	(11,812,118)	(220,156,704)

Net increase (decrease) in net assets resulting from share transactions	(19,652,068)	(252,101,908)

Net increase (decrease) in net assets	(94,120,441)	(144,908,927)

Net assets:
Beginning of period	715,022,436	859,931,363

End of period	$620,901,995	$715,022,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Series I
Six months ended 06/30/20	$23.32	$0.07	$(2.72)	$(2.65)	$–	$–	$–	$20.67	(11.36)%	$89,862	0.80	%(e)	0.91	%(e)	0.67	%(e)	21%
Year ended 12/31/19	20.36	0.11	5.06	5.17	(0.05)	(2.16)	(2.21)	23.32	26.47	109,695	0.80		0.86		0.49		36
Year ended 12/31/18	25.79	0.07	(2.07)	(2.00)	(0.08)	(3.35)	(3.43)	20.36	(10.32)	123,962	0.80		0.83		0.28		45
Year ended 12/31/17	24.08	0.07	3.22	3.29	(0.22)	(1.36)	(1.58)	25.79	14.15	152,617	0.80		0.80		0.28		42
Year ended 12/31/16	21.32	0.16	3.55	3.71	(0.11)	(0.84)	(0.95)	24.08	18.05	145,428	0.80		0.81		0.74		65
Year ended 12/31/15	26.56	0.12	(1.28)	(1.16)	(0.23)	(3.85)	(4.08)	21.32	(5.90)	129,104	0.80		0.80		0.49		43
Series II
Six months ended 06/30/20	22.89	0.04	(2.66)	(2.62)	–	–	–	20.27	(11.45)	531,040	1.05	(e)	1.16	(e)	0.42	(e)	21
Year ended 12/31/19	20.03	0.05	4.97	5.02	0.00	(2.16)	(2.16)	22.89	26.13	605,327	1.05		1.11		0.25		36
Year ended 12/31/18	25.42	0.01	(2.03)	(2.02)	(0.02)	(3.35)	(3.37)	20.03	(10.54)	735,969	1.05		1.08		0.03		45
Year ended 12/31/17	23.75	0.01	3.18	3.19	(0.16)	(1.36)	(1.52)	25.42	13.91	935,793	1.05		1.05		0.03		42
Year ended 12/31/16	21.05	0.10	3.49	3.59	(0.05)	(0.84)	(0.89)	23.75	17.67	922,037	1.05		1.06		0.49		65
Year ended 12/31/15	26.26	0.06	(1.25)	(1.19)	(0.17)	(3.85)	(4.02)	21.05	(6.09)	856,719	1.05		1.05		0.24		43

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $89,578 and $516,009 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Oppenheimer V.I. Main Street Small Cap Fund® (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco Oppenheimer V.I. Main Street Small Cap Fund®

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $ 200 million	0.750%

Next $ 200 million	0.720%

Next $ 200 million	0.690%

Next $ 200 million	0.660%

Next $ 200 million	0.600%

Next $ 4 billion	0.580%

Over $5 billion	0.560%

*	The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with Invesco.

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.71%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will

Invesco Oppenheimer V.I. Main Street Small Cap Fund®

terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $345,904.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $42,848 for accounting and fund administrative services and was reimbursed $408,044 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2020, the Fund engaged in securities purchases of $4,083,915 and securities sales of $3,978,288, which resulted in net realized gains of $2,084,886.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Invesco Oppenheimer V.I. Main Street Small Cap Fund®

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $129,123,782 and $150,338,394, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$153,032,433

Aggregate unrealized (depreciation) of investments	(83,415,030)

Net unrealized appreciation of investments	$69,617,403

Cost of investments for tax purposes is $550,136,990.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2020(a)		December 31, 2019

	Shares	Amount	Shares	Amount

Sold:
Series I	398,623	$7,699,270	483,827	$10,802,190

Series II	2,161,029	36,576,840	2,432,799	52,170,452

Issued as reinvestment of dividends:
Series I	-	-	480,179	10,160,591

Series II	-	-	3,709,234	77,152,079

Reacquired:
Series I	(755,463)	(15,539,220)	(2,347,530)	(52,907,985)

Series II	(2,402,109)	(48,388,958)	(16,441,278)	(349,479,235)

Net increase (decrease) in share activity	(597,920)	$(19,652,068)	(11,682,769)	$(252,101,908)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 11—Significant Event

Effective on or about April 30, 2021, the name of the Fund and all references thereto will change from Invesco Oppenheimer V.I. Main Street Small Cap Fund® to Invesco V.I. Main Street Small Cap Fund®.

Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Series I	$1,000.00	$886.40	$3.75	$1,020.89	$4.02	0.80%
Series II	1,000.00	885.50	4.92	1,019.64	5.27	1.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Oppenheimer V.I. Main Street Small Cap Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional

Invesco Oppenheimer V.I. Main Street Small Cap Fund®

information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/ waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2019.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Semiannual Report to Shareholders	June 30, 2020

Invesco Oppenheimer V.I. Total Return Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the Fund’s shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If the insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications about the Fund electronically by following the instructions provided by the insurance company or by contacting your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VITRB-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	6.94%
Series II Shares	6.78
Bloomberg Barclays U.S. Aggregate Bond Index▼	6.14
Bloomberg Barclays U.S. Credit Index▼	4.82
FTSE Broad Investment Grade Bond Index▼	6.25
Source(s) ▼RIMES Technologies Corp.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Bloomberg Barclays U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered U.S. corporate and specified foreign debentures and secured notes.

  The FTSE Broad Investment Grade Bond Index is a multi-asset, multi-currency benchmark that provides a broad-based measure of the global fixed income markets.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20

Series I Shares
Inception (4/3/85)	5.53%
10 Years	5.34
5 Years	4.71
1 Year	9.56

Series II Shares
Inception (5/1/02)	2.55%
10 Years	5.07
5 Years	4.42
1 Year	9.29

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Total Return Bond Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Total Return Bond Fund. Returns shown above, prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco Oppenheimer V.I. Total Return Bond Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Oppenheimer V.I. Total Return Bond Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco Oppenheimer V.I. Total Return Bond Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–47.76%

Advertising–0.67%
Interpublic Group of Cos., Inc. (The),
3.75%, 10/01/2021	$251,000	$260,347
4.20%, 04/15/2024	242,000	264,513
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	249,000	268,916
		793,776

Aerospace & Defense–0.70%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	191,000	211,692
L3Harris Technologies, Inc., 3.85%, 06/15/2023	246,000	267,647
Northrop Grumman Corp., 4.75%, 06/01/2043	136,000	177,459
Raytheon Technologies Corp., 3.95%, 08/16/2025	149,000	170,241
		827,039

Agricultural & Farm Machinery–0.05%
Deere & Co., 3.10%, 04/15/2030	56,000	63,553

Agricultural Products–0.27%
Bunge Ltd. Finance Corp., 3.50%, 11/24/2020	313,000	315,987

Airlines–0.38%
Delta Air Lines Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	280,000	268,013
Southwest Airlines Co., 4.75%, 05/04/2023	77,000	79,560
United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 05/01/2032	116,000	105,315
		452,888

Apparel Retail–0.51%
Ross Stores, Inc.,
3.38%, 09/15/2024	251,000	269,604
4.60%, 04/15/2025	293,000	336,881
		606,485

Application Software–0.07%
Autodesk, Inc., 4.38%, 06/15/2025	76,000	86,761

Asset Management & Custody Banks–1.29%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	225,000	244,644
Apollo Management Holdings L.P., 2.65%, 06/05/2030(b)	306,000	304,691
4.95%, 01/14/2050(b)	183,000	164,671
Bank of New York Mellon Corp. (The), Series G, 4.70%(c)	256,000	266,880
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027(b)	94,000	102,166
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	195,000	214,974

	Principal Amount	Value

Asset Management & Custody Banks–(continued)
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/2029(b)	$124,000	$128,716
Northern Trust Corp., 3.38% (3 mo. USD LIBOR + 1.13%), 05/08/2032(d)	92,000	98,655
		1,525,397

Auto Parts & Equipment–0.13%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	155,000	158,840

Automobile Manufacturers–2.08%
Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(b)	319,000	327,472
General Motors Co., 6.25%, 10/02/2043	61,000	64,885
General Motors Financial Co., Inc.,
4.20%, 11/06/2021	250,000	256,431
4.15%, 06/19/2023	241,000	252,003
Harley-Davidson Financial Services, Inc., 2.55%, 06/09/2022(b)	246,000	246,998
Hyundai Capital America,
5.75%, 04/06/2023(b)	302,000	329,976
4.13%, 06/08/2023(b)	245,000	258,723
Nissan Motor Acceptance Corp., 3.65%, 09/21/2021(b)	310,000	310,881
Toyota Motor Credit Corp., 2.15%, 02/13/2030	98,000	103,184
Volkswagen Group of America Finance LLC (Germany), 4.00%, 11/12/2021(b)	298,000	310,372
		2,460,925

Automotive Retail–0.26%
Advance Auto Parts, Inc., 3.90%, 04/15/2030(b)	288,000	308,651

Biotechnology–0.88%
AbbVie, Inc.,
3.85%, 06/15/2024(b)	302,000	331,910
2.95%, 11/21/2026(b)	88,000	96,374
3.20%, 11/21/2029(b)	296,000	330,500
4.05%, 11/21/2039(b)	99,000	114,977
Amgen, Inc., 3.15%, 02/21/2040	151,000	161,088
		1,034,849

Brewers–0.66%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
8.20%, 01/15/2039	145,000	230,553
4.35%, 06/01/2040	146,000	166,824
4.50%, 06/01/2050	161,000	192,813
Bacardi Ltd. (Bermuda), 4.70%, 05/15/2028(b)	163,000	184,568
		774,758

Broadcasting–0.14%
Fox Corp., 3.05%, 04/07/2025	80,000	86,664

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Total Return Bond Fund

	Principal Amount	Value

Broadcasting–(continued)
ViacomCBS, Inc., 4.38%, 03/15/2043	$78,000	$81,655
		168,319

Building Products–0.41%
Carrier Global Corp.,
2.24%, 02/15/2025(b)	334,000	342,812
2.49%, 02/15/2027(b)	136,000	138,725
		481,537

Cable & Satellite–0.48%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 5.13%, 07/01/2049	68,000	78,629
Comcast Corp.,
2.65%, 02/01/2030	69,000	75,104
4.00%, 03/01/2048	82,000	100,857
2.80%, 01/15/2051	218,000	223,937
Time Warner Cable LLC, 4.50%, 09/15/2042	82,000	88,191
		566,718

Construction Machinery & Heavy Trucks–0.04%
Wabtec Corp., 3.20%, 06/15/2025	51,000	52,123

Consumer Finance–0.75%
American Express Co.,
3.13%, 05/20/2026	147,000	163,328
Series C, 3.60% (3 mo. USD LIBOR + 3.29%)(c)(d)	246,000	209,956
Capital One Financial Corp., 3.80%, 01/31/2028	70,000	77,983
Discover Bank, 4.65%, 09/13/2028	116,000	133,379
Discover Financial Services, 3.75%, 03/04/2025	87,000	93,760
Synchrony Financial, 4.25%, 08/15/2024	195,000	204,885
		883,291

Data Processing & Outsourced Services–0.11%
Global Payments, Inc., 3.20%, 08/15/2029	119,000	127,696

Distillers & Vintners–0.28%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(b)	307,000	327,781

Diversified Banks–7.41%
Bank of America Corp.,
3.82%, (3 mo. USD LIBOR + 1.58%), 01/20/2028(d)	144,000	163,868
4.27%, (3 mo. USD LIBOR + 1.31%), 07/23/2029(d)	196,000	230,850
2.59%, 04/29/2031	188,000	199,290
7.75%, 05/14/2038	232,000	379,936
2.68%, 06/19/2041	357,000	368,020
Bank of Montreal (Canada), Series E, 3.30%, 02/05/2024	191,000	207,376
BBVA USA, 2.50%, 08/27/2024	255,000	259,176
BPCE S.A. (France), 4.50%, 03/15/2025(b)	185,000	202,245

	Principal Amount	Value

Diversified Banks–(continued)
Citigroup, Inc.,
3.11%, 04/08/2026	$257,000	$276,034
4.08%, (3 mo. USD LIBOR + 1.19%), 04/23/2029(d)	199,000	227,144
4.41%, 03/31/2031	217,000	256,955
2.57%, 06/03/2031	379,000	392,202
Series U, 5.00%(c)	249,000	234,834
Series V, 4.70%(c)	165,000	146,590
Credit Agricole S.A. (France), 4.38%, 03/17/2025(b)	310,000	343,329
Danske Bank A/S (Denmark), 3.24% (3 mo. USD LIBOR + 1.59%), 12/20/2025(b)(d)	200,000	208,185
HSBC Holdings PLC (United Kingdom), 3.95% (3 mo. USD LIBOR + 0.99%), 05/18/2024(d)	103,000	110,740
JPMorgan Chase & Co.,
3.80%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(d)	245,000	265,764
2.08%, 04/22/2026	336,000	349,010
3.78%, 02/01/2028	262,000	297,028
3.54%, 05/01/2028	201,000	224,569
2.96%, 05/13/2031	209,000	222,723
3.11%, 04/22/2041	208,000	224,746
Lloyds Banking Group PLC (United Kingdom), 6.66%(b)(c)	304,000	343,686
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.74%, 03/07/2029	152,000	173,300
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(b)	153,000	167,032
Royal Bank of Canada (Canada), 3.70%, 10/05/2023	211,000	230,676
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	200,000	200,204
2.13%, 07/08/2030	387,000	388,690
Truist Bank,
4.05%, 11/03/2025	105,000	121,072
2.64%, (5 yr. U.S. Treasury Yield Curve Rate + 1.15%), 09/17/2029(d)	390,000	391,518
U.S. Bancorp, Series W, 3.10%, 04/27/2026	158,000	175,571
Wells Fargo & Co.,
2.19%, 04/30/2026	98,000	101,445
3.58%, (3 mo. USD LIBOR + 1.31%), 05/22/2028(d)	200,000	222,101
3.07%, 04/30/2041	139,000	145,174
4.75%, 12/07/2046	124,000	158,769
Westpac Banking Corp. (Australia), 2.89%, 02/04/2030	149,000	151,635
		8,761,487

Diversified Capital Markets–1.00%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	189,000	208,868
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(b)	250,000	285,876
5.10%(b)(c)	201,000	190,699
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), 4.55%, 04/17/2026	147,000	169,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Total Return Bond Fund

	Principal Amount	Value

Diversified Capital Markets–(continued)
UBS Group AG (Switzerland),
4.13%, 04/15/2026(b)	$153,000	$174,387
4.25%, 03/23/2028(b)	135,000	153,268
		1,182,258

Diversified Chemicals–0.26%
Dow Chemical Co. (The), 3.63%, 05/15/2026	161,000	177,542
Eastman Chemical Co., 3.50%, 12/01/2021	126,000	130,101
		307,643

Diversified Metals & Mining–0.54%
Anglo American Capital PLC (South Africa),
3.63%, 09/11/2024(b)	83,000	87,192
5.38%, 04/01/2025(b)	231,000	261,174
5.63%, 04/01/2030(b)	240,000	290,389
		638,755

Diversified REITs–0.18%
Brixmor Operating Partnership L.P.,
4.13%, 05/15/2029	126,000	131,036
4.05%, 07/01/2030	78,000	79,832
		210,868

Drug Retail–0.41%
Walgreen Co., 3.10%, 09/15/2022	235,000	246,376
Walgreens Boots Alliance, Inc., 4.10%, 04/15/2050	234,000	237,295
		483,671

Education Services–0.15%
Northeastern University, 2.89%, 10/01/2050	90,000	91,441
Northwestern University, 2.64%, 12/01/2050	80,000	84,428
		175,869

Electric Utilities–1.25%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	162,000	184,464
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/2030	32,000	36,491
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(b)	219,000	236,250
Emera US Finance L.P. (Canada), 2.70%, 06/15/2021	168,000	171,100
Enel Finance International N.V. (Italy), 2.88%, 05/25/2022(b)	309,000	319,773
FirstEnergy Corp.,
Series A, 1.60%, 01/15/2026	35,000	35,355
Series B, 3.90%, 07/15/2027	136,000	154,058
2.25%, 09/01/2030	94,000	94,398
Fortis, Inc. (Canada), 3.06%, 10/04/2026	98,000	105,886
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(b)	126,000	143,799
		1,481,574

Electronic Components–0.07%
Corning, Inc., 5.45%, 11/15/2079	66,000	78,938

	Principal Amount	Value

Electronic Equipment & Instruments–0.27%
FLIR Systems, Inc., 3.13%, 06/15/2021	$308,000	$313,454

Fertilizers & Agricultural Chemicals–0.09%
Nutrien Ltd. (Canada), 1.90%, 05/13/2023	102,000	105,333

Financial Exchanges & Data–0.07%
Moody’s Corp., 3.25%, 05/20/2050	77,000	82,941

Forest Products–0.39%
Georgia-Pacific LLC,
1.75%, 09/30/2025(b)	189,000	195,123
2.10%, 04/30/2027(b)	250,000	259,817
		454,940

Gas Utilities–0.06%
East Ohio Gas Co. (The), 1.30%, 06/15/2025(b)	72,000	72,480

Gold–0.10%
Newmont Corp., 2.25%, 10/01/2030	121,000	122,872

Health Care Equipment–0.31%
Becton, Dickinson and Co.,
3.70%, 06/06/2027	128,000	143,292
3.79%, 05/20/2050	129,000	143,969
Children’s Hospital Corp. (The), 2.59%, 02/01/2050	77,000	78,113
		365,374

Health Care REITs–0.56%
Healthcare Trust of America Holdings L.P., 3.50%, 08/01/2026	170,000	183,909
Healthpeak Properties, Inc.,
3.00%, 01/15/2030	230,000	240,797
2.88%, 01/15/2031	124,000	127,582
Welltower, Inc., 2.70%, 02/15/2027	108,000	112,317
		664,605

Health Care Services–0.39%
Cigna Corp., 4.13%, 11/15/2025	191,000	219,664
Fresenius Medical Care US Finance II, Inc. (Germany), 5.88%, 01/31/2022(b)	229,000	243,173
		462,837

Home Improvement Retail–0.18%
Lowe’s Cos., Inc., 4.50%, 04/15/2030	174,000	213,839

Homebuilding–0.28%
D.R. Horton, Inc., 4.75%, 02/15/2023	224,000	242,068
NVR, Inc., 3.00%, 05/15/2030	90,000	94,161
		336,229

Industrial Conglomerates–0.18%
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	163,000	171,157
Roper Technologies, Inc., 2.00%, 06/30/2030	45,000	45,082
		216,239

Insurance Brokers–0.09%
Marsh & McLennan Cos., Inc., 4.35%, 01/30/2047	82,000	103,044

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Total Return Bond Fund

	Principal Amount	Value
Integrated Oil & Gas–0.72%
BP Capital Markets PLC (United Kingdom), 4.38% (5 yr. U.S. Treasury Yield Curve Rate + 4.04%)(c)	$69,000	$70,208
Occidental Petroleum Corp., Series 1, 4.10%, 02/01/2021	310,000	312,790
4.85%, 03/15/2021	201,000	200,372
2.90%, 08/15/2024	267,000	228,816
4.50%, 07/15/2044	49,000	34,024
		846,210

Integrated Telecommunication Services–0.88%
AT&T, Inc., 4.30%, 02/15/2030	185,000	216,307
4.35%, 06/15/2045	98,000	110,414
4.50%, 03/09/2048	105,000	123,417
British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	201,000	222,655
Deutsche Telekom International Finance B.V. (Germany), 4.38%, 06/21/2028(b)	149,000	176,820
Verizon Communications, Inc., 4.52%, 09/15/2048	143,000	189,302
		1,038,915

Internet & Direct Marketing Retail–0.21%
Amazon.com, Inc., 0.80%, 06/03/2025	252,000	253,741

Internet Services & Infrastructure–0.26%
VeriSign, Inc., 5.25%, 04/01/2025	99,000	109,900
4.75%, 07/15/2027	190,000	200,033
		309,933

Investment Banking & Brokerage–1.76%
Charles Schwab Corp. (The), Series G, 5.38%(c)	364,000	389,779
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	228,000	250,275
3.75%, 02/25/2026	132,000	147,328
3.50%, 11/16/2026	133,000	146,376
Morgan Stanley, 5.00%, 11/24/2025	205,000	239,730
2.19%, 04/28/2026	169,000	175,963
4.43%, (3 mo. USD LIBOR + 1.63%), 01/23/2030(d)	185,000	220,529
3.62%, 04/01/2031	217,000	248,358
Raymond James Financial, Inc., 3.63%, 09/15/2026	122,000	135,669
4.65%, 04/01/2030	108,000	129,367
		2,083,374

Life & Health Insurance–1.40%
Athene Global Funding, 2.95%, 11/12/2026(b)	342,000	343,669
Athene Holding Ltd., 6.15%, 04/03/2030	237,000	273,443
Brighthouse Financial, Inc., 4.70%, 06/22/2047	257,000	235,499
Lincoln National Corp., 3.80%, 03/01/2028	149,000	165,423

	Principal Amount	Value
Life & Health Insurance–(continued)
Manulife Financial Corp. (Canada), 4.06% (5 yr. USD ICE Swap Rate + 1.65%), 02/24/2032(d)	$149,000	$158,132
Prudential Financial, Inc., 5.20%, 03/15/2044	243,000	248,235
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(b)	233,000	228,508
		1,652,909

Managed Health Care–0.22%
Anthem, Inc., 3.13%, 05/15/2022	245,000	256,724

Multi-line Insurance–0.10%
Massachusetts Mutual Life Insurance Co., 3.38%, 04/15/2050(b)	113,000	116,579

Multi-Utilities–1.10%
Ameren Corp., 2.50%, 09/15/2024	162,000	171,873
3.50%, 01/15/2031	110,000	123,232
CenterPoint Energy, Inc., 4.25%, 11/01/2028	114,000	132,617
Dominion Energy, Inc., 2.72%, 08/15/2021(e)	203,000	207,558
Series C, 3.38%, 04/01/2030	183,000	202,856
Sempra Energy, 3.40%, 02/01/2028	134,000	147,416
4.88%, (5 yr. U.S. Treasury Yield Curve Rate + 4.55%)(c)	312,000	312,780
		1,298,332

Oil & Gas Equipment & Services–0.13%
Schlumberger Holdings Corp., 4.00%, 12/21/2025(b)	143,000	157,369

Oil & Gas Exploration & Production–0.67%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	429,000	430,361
2.95%, 07/15/2030	199,000	197,876
EQT Corp., 3.00%, 10/01/2022	177,000	165,163
		793,400

Oil & Gas Storage & Transportation–1.86%
Energy Transfer Operating L.P., 4.25%, 03/15/2023	190,000	200,797
5.30%, 04/15/2047	73,000	70,699
Enterprise Products Operating LLC, 4.20%, 01/31/2050	90,000	100,014
Kinder Morgan Energy Partners L.P., 5.80%, 03/01/2021	124,000	128,065
Kinder Morgan, Inc., 5.20%, 03/01/2048	103,000	124,259
MPLX L.P., 1.41%, (3 mo. USD LIBOR + 1.10%), 09/09/2022(d)	149,000	146,588
4.25%, 12/01/2027	151,000	163,934
ONEOK, Inc., 5.85%, 01/15/2026	84,000	96,034
4.35%, 03/15/2029	125,000	131,568
6.35%, 01/15/2031	322,000	377,582
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	111,000	109,534
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	128,000	137,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Total Return Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Sunoco Logistics Partners Operations L.P., 4.00%, 10/01/2027	$150,000	$153,765
Williams Cos., Inc. (The), 3.70%, 01/15/2023	246,000	260,190
		2,200,391

Other Diversified Financial Services–0.12%
Equitable Holdings, Inc., 4.35%, 04/20/2028	128,000	143,435

Packaged Foods & Meats–1.01%
Conagra Brands, Inc., 3.80%, 10/22/2021	240,000	249,529
4.60%, 11/01/2025	234,000	270,033
Mondelez International Holdings Netherlands B.V., 2.00%, 10/28/2021(b)	319,000	324,720
Smithfield Foods, Inc., 3.35%, 02/01/2022(b)	135,000	134,038
Tyson Foods, Inc., 3.90%, 09/28/2023	198,000	216,676
		1,194,996

Paper Packaging–0.38%
Bemis Co., Inc., 2.63%, 06/19/2030	54,000	55,423
Packaging Corp. of America, 3.65%, 09/15/2024	212,000	231,521
WRKCo, Inc., 3.90%, 06/01/2028	148,000	163,943
		450,887

Pharmaceuticals–1.99%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(b)	313,000	343,596
Elanco Animal Health, Inc., 5.65%, 08/28/2028	137,000	152,505
Merck & Co., Inc.,
0.75%, 02/24/2026	166,000	166,000
1.45%, 06/24/2030	88,000	88,297
2.35%, 06/24/2040	161,000	164,190
2.45%, 06/24/2050	107,000	107,724
Mylan, Inc., 3.13%, 01/15/2023(b)	240,000	252,452
Takeda Pharmaceutical Co. Ltd. (Japan),
2.05%, 03/31/2030	205,000	203,352
3.03%, 07/09/2040	202,000	204,289
3.18%, 07/09/2050	200,000	201,738
3.38%, 07/09/2060	206,000	207,139
Upjohn, Inc., 2.70%, 06/22/2030(b)	250,000	257,402
		2,348,684

Property & Casualty Insurance–0.68%
Arch Capital Group Ltd., 3.64%, 06/30/2050	239,000	251,239
CNA Financial Corp., 3.45%, 08/15/2027	186,000	198,674
Fidelity National Financial, Inc., 3.40%, 06/15/2030	168,000	175,215
W.R. Berkley Corp., 4.00%, 05/12/2050	157,000	175,325
		800,453

	Principal Amount	Value
Railroads–0.36%
Union Pacific Corp.,
2.15%, 02/05/2027	$177,000	$187,379
2.40%, 02/05/2030	221,000	236,712
		424,091

Regional Banks–2.06%
Citizens Financial Group, Inc.,
2.50%, 02/06/2030	170,000	172,531
3.25%, 04/30/2030	105,000	113,686
Fifth Third Bancorp, 2.55%, 05/05/2027	142,000	152,042
Fifth Third Bank N.A., 3.85%, 03/15/2026	168,000	188,575
Huntington Bancshares, Inc., 4.00%, 05/15/2025	246,000	278,968
KeyCorp,
4.15%, 10/29/2025	78,000	89,539
2.25%, 04/06/2027	247,000	258,566
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	183,000	204,817
Santander Holdings USA, Inc., 3.50%, 06/07/2024	199,000	209,434
Synovus Financial Corp., 3.13%, 11/01/2022	140,000	142,061
Truist Financial Corp., Series Q, 5.10% (10 yr. U.S. Treasury Yield Curve Rate +4.35%)(c)	369,000	381,952
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	246,806
		2,438,977

Residential REITs–0.36%
Camden Property Trust, 2.80%, 05/15/2030	94,000	101,762
Essex Portfolio L.P., 3.00%, 01/15/2030	115,000	125,556
Spirit Realty L.P., 3.20%, 01/15/2027	162,000	154,961
VEREIT Operating Partnership L.P., 3.40%, 01/15/2028	47,000	47,361
		429,640

Restaurants–0.03%
McDonald’s Corp., 3.30%, 07/01/2025	34,000	37,815

Retail REITs–0.37%
Kite Realty Group L.P., 4.00%, 10/01/2026	166,000	154,644
Realty Income Corp., 3.25%, 01/15/2031	101,000	109,485
Regency Centers L.P., 2.95%, 09/15/2029	175,000	177,729
		441,858

Semiconductor Equipment–0.20%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands),
2.70%, 05/01/2025(b)	60,000	63,125
3.88%, 06/18/2026(b)	158,000	177,068
		240,193

Semiconductors–1.98%
Analog Devices, Inc., 2.95%, 04/01/2025	95,000	103,044

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Total Return Bond Fund

	Principal Amount	Value
Semiconductors–(continued)
Broadcom, Inc.,
2.25%, 11/15/2023(b)	$191,000	$197,504
4.70%, 04/15/2025(b)	235,000	264,864
3.15%, 11/15/2025(b)	196,000	208,348
4.15%, 11/15/2030(b)	198,000	215,882
4.30%, 11/15/2032(b)	114,000	126,148
Microchip Technology, Inc., 3.92%, 06/01/2021	316,000	322,231
NXP B.V./NXP Funding LLC (Netherlands), 4.13%, 06/01/2021(b)	292,000	300,779
QUALCOMM, Inc.,
2.15%, 05/20/2030	286,000	298,456
3.25%, 05/20/2050	279,000	306,520
		2,343,776

Soft Drinks–0.22%
Keurig Dr Pepper, Inc., 4.06%, 05/25/2023	236,000	257,578

Specialized REITs–0.56%
American Tower Corp.,
3.00%, 06/15/2023	204,000	217,612
4.00%, 06/01/2025	130,000	146,444
1.30%, 09/15/2025	149,000	149,658
Crown Castle International Corp.,
3.30%, 07/01/2030	80,000	87,528
4.15%, 07/01/2050	55,000	63,501
		664,743

Specialty Chemicals–0.23%
RPM International, Inc., 3.45%, 11/15/2022	260,000	268,557

Steel–0.05%
Steel Dynamics, Inc., 3.25%, 01/15/2031	52,000	52,962

Technology Distributors–0.16%
Arrow Electronics, Inc., 3.88%, 01/12/2028	180,000	188,719

Technology Hardware, Storage & Peripherals–0.64%
Apple, Inc.,
4.38%, 05/13/2045	146,000	193,694
2.65%, 05/11/2050	281,000	291,178
Dell International LLC/EMC Corp., 5.30%, 10/01/2029(b)	246,000	272,530
		757,402

Thrifts & Mortgage Finance–0.14%
Nationwide Building Society (United Kingdom), 3.96% (3 mo. USD LIBOR + 1.86%), 07/18/2030(b)(d)	150,000	169,030

Tobacco–0.93%
Altria Group, Inc., 3.49%, 02/14/2022	162,000	169,084
BAT International Finance PLC (United Kingdom), 3.25%, 06/07/2022(b)	244,000	254,281
Imperial Brands Finance PLC (United Kingdom),
2.95%, 07/21/2020(b)	233,000	233,229
3.75%, 07/21/2022(b)	308,000	321,697

	Principal Amount	Value
Tobacco–(continued)
Philip Morris International, Inc., 1.50%, 05/01/2025	$115,000	$117,974
		1,096,265

Trading Companies & Distributors–0.40%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
3.50%, 05/26/2022	295,000	291,959
4.50%, 09/15/2023	176,000	176,150
		468,109

Trucking–0.87%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.65%, 07/29/2021(b)	110,000	112,636
4.00%, 07/15/2025(b)	193,000	211,238
3.40%, 11/15/2026(b)	214,000	226,049
Ryder System, Inc.,
2.50%, 09/01/2024	124,000	128,046
4.63%, 06/01/2025	232,000	258,960
3.35%, 09/01/2025	84,000	89,561
		1,026,490

Wireless Telecommunication Services–0.31%
T-Mobile USA, Inc.,
3.50%, 04/15/2025(b)	235,000	256,596
2.55%, 02/15/2031(b)	108,000	108,650
		365,246
Total U.S. Dollar Denominated Bonds & Notes (Cost $52,873,793)		56,470,407

Asset-Backed Securities–22.26%
American Credit Acceptance Receivables Trust,
Series 2017-4, Class C, 2.94%, 01/10/2024(b)	2,253	2,255
Series 2017-4, Class D, 3.57%, 01/10/2024(b)	227,000	229,488
Series 2018-2, Class C, 3.70%, 07/10/2024(b)	167,701	169,060
Series 2018-3, Class D, 4.14%, 10/15/2024(b)	25,000	25,489
Series 2018-4, Class C, 3.97%, 01/13/2025(b)	180,000	182,849
Series 2019-3, Class C, 2.76%, 09/12/2025(b)	160,000	162,240
AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D, 3.42%, 04/18/2023	300,000	308,015
Series 2017-4, Class D, 3.08%, 12/18/2023	190,000	194,419
Series 2018-3, Class C, 3.74%, 10/18/2024	260,000	273,609
Series 2019-2, Class C, 2.74%, 04/18/2025	100,000	103,036
Series 2019-2, Class D, 2.99%, 06/18/2025	280,000	282,244
Series 2019-3, Class D, 2.58%, 09/18/2025	135,000	134,306
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(f)	161,384	162,768
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(f)	455,000	454,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Total Return Bond Fund

	Principal Amount	Value
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	$58,431	$56,717
Series 2007-C, Class 1A4, 4.04%, 05/20/2036(f)	20,330	19,418
Banc of America Mortgage Trust,
Series 2007-1, Class 1A24, 6.00%, 03/25/2037	40,241	39,630
Bank, Series 2019-BNK16, Class XA, 1.13%, 02/15/2052(f)	1,573,667	102,722
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 4.27% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(d)	53,961	53,331
Series 2006-1, Class A1, 3.84% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(d)	68,256	67,658
Benchmark Mortgage Trust,
Series 2018-B1, Class XA, 0.66%, 01/15/2051(f)	1,774,730	53,395
Capital Auto Receivables Asset Trust,
Series 2017-1, Class D, 3.15%, 02/20/2025(b)	40,000	40,643
Series 2018-2, Class B, 3.48%, 10/20/2023(b)	120,000	122,073
Series 2018-2, Class C, 3.69%, 12/20/2023(b)	115,000	117,906
Capital Lease Funding Securitization L.P.,
Series 1997-CTL1, Class IO, 1.48%, 06/22/2024(b)(f)	72,520	1,060
CarMax Auto Owner Trust,
Series 2017-1, Class D, 3.43%, 07/17/2023	230,000	233,013
Series 2017-4, Class D, 3.30%, 05/15/2024	100,000	101,352
CCG Receivables Trust,
Series 2018-1, Class B, 3.09%, 06/16/2025(b)	85,000	85,672
Series 2018-2, Class C, 3.87%, 12/15/2025(b)	60,000	62,138
Series 2019-2, Class B, 2.55%, 03/15/2027(b)	105,000	105,903
Series 2019-2, Class C, 2.89%, 03/15/2027(b)	100,000	100,714
CD Mortgage Trust, Series 2017-CD6,
Class XA, 1.10%, 11/13/2050(f)	736,385	31,503
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(f)	41,436	42,334
Chase Mortgage Finance Trust,
Series 2005-A2, Class 1A3, 3.90%, 01/25/2036(f)	59,239	55,547
CHL Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	6,416	6,334
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	50,829	45,116
Series 2005-JA, Class A7, 5.50%, 11/25/2035	6,009	5,920

	Principal Amount	Value
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, 1.18%, 11/10/2046(f)	$382,146	$10,979
Series 2014-GC21, Class AAB, 3.48%, 05/10/2047	75,098	78,156
Series 2017-C4, Class XA, 1.25%, 10/12/2050(f)	2,045,188	116,323
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 3.88% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(d)	159,333	155,893
CNH Equipment Trust,
Series 2017-C, Class B, 2.54%, 05/15/2025	65,000	65,678
Series 2019-A, Class A4, 3.22%, 01/15/2026	125,000	132,024
COLT Mortgage Loan Trust,
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(f)	357,193	361,994
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(f)	270,000	270,951
COMM Mortgage Trust,
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(b)	245,000	249,573
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	715,000	760,301
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	170,000	181,174
Commercial Mortgage Trust,
Series 2012-CR5, Class XA, 1.66%, 12/10/2045(f)	1,906,841	54,973
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	56,811	58,972
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	475,000	510,048
CPS Auto Receivables Trust,
Series 2018-A, Class B, 2.77%, 04/18/2022(b)	2,143	2,144
Series 2018-B, Class B, 3.23%, 07/15/2022(b)	53,303	53,411
Credit Suisse Mortgage Trust,
Series 2006-6, Class 1A4, 6.00%, 07/25/2036	120,321	96,689
CSAIL Commercial Mortgage Trust,
Series 2020-C19, Class A3, 2.56%, 03/15/2053	637,000	679,629
Dell Equipment Finance Trust,
Series 2017-2, Class B, 2.47%, 10/24/2022(b)	37,821	37,884
Series 2018-1, Class B, 3.34%, 06/22/2023(b)	80,000	81,479
Series 2019-1, Class C, 3.14%, 03/22/2024(b)	325,000	328,454
Series 2019-2, Class D, 2.48%, 04/22/2025(b)	115,000	114,995

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Total Return Bond Fund

	Principal Amount	Value
Drive Auto Receivables Trust,
Series 2016-CA, Class D, 4.18%, 03/15/2024(b)	$108,078	$109,608
Series 2017-1, Class D, 3.84%, 03/15/2023	234,795	238,358
Series 2018-1, Class D, 3.81%, 05/15/2024	180,000	182,196
Series 2018-2, Class D, 4.14%, 08/15/2024	215,000	220,643
Series 2018-3, Class D, 4.30%, 09/16/2024	200,000	206,087
Series 2018-5, Class C, 3.99%, 01/15/2025	210,000	214,417
Series 2019-1, Class C, 3.78%, 04/15/2025	345,000	349,322
DT Auto Owner Trust,
Series 2017-1A, Class D, 3.55%, 11/15/2022(b)	44,634	44,883
Series 2017-2A, Class D, 3.89%, 01/15/2023(b)	79,695	80,314
Series 2017-3A, Class D, 3.58%, 05/15/2023(b)	50,011	50,517
Series 2017-3A, Class E, 5.60%, 08/15/2024(b)	195,000	201,455
Series 2017-4A, Class D, 3.47%, 07/17/2023(b)	109,802	110,649
Series 2018-3A, Class B, 3.56%, 09/15/2022(b)	250,000	251,810
Series 2018-3A, Class C, 3.79%, 07/15/2024(b)	100,000	101,883
Element Rail Leasing I LLC,
Series 2014-1A, Class A1, 2.30%, 04/19/2044(b)	44,487	44,645
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 06/25/2065(b)(f)	115,000	115,569
Exeter Automobile Receivables Trust,
Series 2018-4A, Class B, 3.64%, 11/15/2022(b)	89,430	89,816
Series 2019-2A, Class C, 3.30%, 03/15/2024(b)	317,000	322,281
Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	240,000	239,731
First Horizon Alternative Mortgage
Securities Trust, Series 2005-FA8, Class 1A6, 0.83% (1 mo. USD LIBOR + 0.65%), 11/25/2035(d)	90,605	43,997
Flagship Credit Auto Trust,
Series 2016-1, Class C, 6.22%, 06/15/2022(b)	270,686	274,774
Ford Credit Floorplan Master Owner Trust,
Series 2019-3, Class A2, 0.78% (1 mo. USD LIBOR + 0.60%), 09/15/2024(d)	560,000	551,330
FREMF Mortgage Trust,
Series 2013-K25, Class C, 3.74%, 11/25/2045(b)(f)	90,000	92,105
Series 2013-K26, Class C, 3.72%, 12/25/2045(b)(f)	60,000	61,425
Series 2013-K27, Class C, 3.62%, 01/25/2046(b)(f)	95,000	97,181
Series 2013-K28, Class C, 3.61%, 06/25/2046(b)(f)	285,000	291,966
Series 2014-K715, Class C, 4.27%, 02/25/2046(b)(f)	190,000	191,106

	Principal Amount	Value
GLS Auto Receivables Trust,
Series 2018-1A, Class A, 2.82%, 07/15/2022(b)	$49,808	$49,965
GM Financial Automobile Leasing Trust,
Series 2018-2, Class C, 3.50%, 04/20/2022	135,000	136,272
GS Mortgage Securities Trust,
Series 2012-GC6, Class A3, 3.48%, 01/10/2045	59,774	61,079
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	45,000	48,147
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	19,762	20,021
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	61,427	63,618
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	245,000	259,936
GSR Mortgage Loan Trust,
Series 2005-AR, Class 6A1, 3.34%, 07/25/2035(f)	29,848	29,383
HomeBanc Mortgage Trust,
Series 2005-3, Class A2, 0.79% (1 mo. USD LIBOR + 0.31%), 07/25/2035(d)	8,355	8,346
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class AS, 3.37%, 12/15/2047	315,000	322,542
Series 2013-C16, Class AS, 4.52%, 12/15/2046	300,000	320,780
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	40,000	40,852
Series 2014-C20, Class AS, 4.04%, 07/15/2047	220,000	232,909
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	135,337	136,645
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 3.97%, 07/25/2035(f)	33,829	32,830
Series 2018-8, Class A17, 4.00%, 01/25/2049(b)(f)	50,000	50,571
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(f)	245,000	228,358
Series 2014-C25, Class AS, 4.07%, 11/15/2047	200,000	212,965
Series 2015-C27, Class XA, 1.31%, 02/15/2048(f)	2,133,660	93,761
LB Commercial Conduit Mortgage Trust,
Series 1998-C1, Class IO, 1.11%, 02/18/2030(f)	47,482	1
Lehman Structured Securities Corp.,
Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(f)	18,473	11,929
MASTR Asset Backed Securities Trust,
Series 2006-WMC3, Class A3, 0.28% (1 mo. USD LIBOR + 0.10%), 08/25/2036(d)	43,213	18,918
Morgan Stanley BAML Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	225,000	231,824
Series 2014-C19, Class AS, 3.83%, 12/15/2047	595,000	629,509

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Total Return Bond Fund

	Principal Amount	Value
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A4, 4.66%, 06/15/2044(b)	$71,475	$73,391
Series 2017-HR2, Class XA, 0.93%, 12/15/2050(f)	677,158	30,968
Morgan Stanley ReRemic Trust,
Series 2012-R3, Class 1B, 3.27%, 11/26/2036(b)(f)	358,805	331,759
Mortgage-Linked Amortizing Notes,
Series 2012-1, Class A10, 2.06%, 01/15/2022	171,197	174,777
Navistar Financial Dealer Note Master Owner Trust II,
Series 2018-1, Class A, 0.81% (1 mo. USD LIBOR + 0.63%), 09/25/2023(b)(d)	110,000	109,615
Series 2018-1, Class B, 0.98% (1 mo. USD LIBOR + 0.80%), 09/25/2023(b)(d)	125,000	124,316
Neuberger Berman Loan Advisers CLO 24
Ltd., Series 2017-24A, Class AR, 2.16% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(d)	293,000	288,032
OHA Loan Funding Ltd., Series 2016-1A,
Class AR, 2.40% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(d)	287,936	281,629
Prestige Auto Receivables Trust,
Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	115,000	116,626
Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	395,000	399,090
RALI Trust, Series 2006-QS13,
Class 1A8, 6.00%, 09/25/2036	500	458
RBSSP Resecuritization Trust,
Series 2010-1, Class 2A1, 4.22% (Acquired 02/25/2015; Cost $4,746), 07/26/2045(b)(f)	2,587	2,608
Residential Accredit Loans, Inc. Trust,
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	6,075	5,651
Residential Mortgage Loan Trust,
Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(f)	147,909	150,181
Santander Drive Auto Receivables Trust,
Series 2017-1, Class E, 5.05%, 07/15/2024(b)	355,000	363,245
Series 2017-2, Class D, 3.49%, 07/17/2023	70,000	71,209
Series 2017-3, Class D, 3.20%, 11/15/2023	280,000	284,478
Series 2018-1, Class D, 3.32%, 03/15/2024	100,000	102,499
Series 2018-2, Class D, 3.88%, 02/15/2024	165,000	168,368
Series 2018-5, Class C, 3.81%, 12/16/2024	215,000	218,732
Series 2019-2, Class D, 3.22%, 07/15/2025	195,000	200,289
Series 2019-3, Class D, 2.68%, 10/15/2025	165,000	164,854

	Principal Amount	Value
Santander Retail Auto Lease Trust,
Series 2019-A, Class C, 3.30%, 05/22/2023(b)	$315,000	$320,016
Series 2019-B, Class C, 2.77%, 08/21/2023(b)	115,000	115,017
Series 2019-C, Class C, 2.39%, 11/20/2023(b)	210,000	208,279
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(f)	207,078	209,076
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 2.60% (3 mo. USD LIBOR + 1.29%), 04/18/2033(b)(d)	250,000	245,777
TICP CLO XV Ltd., Series 2020-15A,
Class A, 2.92% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(d)	271,000	264,817
UBS Commercial Mortgage Trust,
Series 2017-C5, Class XA, 1.15%, 11/15/2050(f)	1,236,534	63,488
United Auto Credit Securitization Trust,
Series 2019-1, Class C, 3.16%, 08/12/2024(b)	150,000	151,876
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(f)	447,380	454,119
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(f)	99,729	100,187
Series 2020-INV1, Class A1, 1.98%, 04/25/2060(b)(f)	97,594	97,507
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 4.19%, 10/25/2033(f)	43,172	42,283
Series 2005-AR14, Class 1A4, 3.83%, 12/25/2035(f)	88,558	85,594
Series 2005-AR16, Class 1A1, 3.75%, 12/25/2035(f)	41,687	40,098
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	283,711	291,722
Series 2017-C42, Class XA, 1.03%, 12/15/2050(f)	889,648	46,693
Wells Fargo Mortgage Backed Securities Trust,
Series 2019-1, Class A7, 4.00%, 11/25/2048(b)(f)	19,610	19,709
Westlake Automobile Receivables Trust,
Series 2017-2A, Class E, 4.63%, 07/15/2024(b)	305,000	309,173
Series 2018-1A, Class D, 3.41%, 05/15/2023(b)	160,000	162,111
Series 2018-3A, Class B, 3.32%, 10/16/2023(b)	245,000	246,585
Series 2019-3A, Class C, 2.49%, 10/15/2024(b)	260,000	262,750
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	150,000	154,407
Series 2014-C20, Class AS, 4.18%, 05/15/2047	130,000	138,100
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(f)	145,000	155,473

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Total Return Bond Fund

	Principal Amount	Value
World Financial Network Credit Card Master Trust,
Series 2018-A, Class A, 3.07%, 12/16/2024	$495,000	$ 501,595
Series 2018-B, Class A, 3.46%, 07/15/2025	230,000	236,950
Series 2018-C, Class A, 3.55%, 08/15/2025	470,000	485,738
Series 2019-A, Class A, 3.14%, 12/15/2025	75,000	77,465
Series 2019-B, Class A, 2.49%, 04/15/2026	270,000	276,311
Series 2019-C, Class A, 2.21%, 07/15/2026	235,000	239,899
Total Asset-Backed Securities (Cost $26,653,506)		26,321,418

U.S. Government Sponsored Agency Mortgage-Backed Securities–20.12%
Collateralized Mortgage Obligations–2.28%
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 to 11/25/2029	80,351	9,334
7.00%, 06/25/2023 to 04/25/2032	173,175	27,471
6.50%, 04/25/2029 to 02/25/2033	371,815	79,323
6.00%, 02/25/2033 to 03/25/2036	296,229	59,867
5.50%, 09/25/2033 to 06/25/2035	446,660	83,978
Fannie Mae REMICs,
3.00%, 12/25/2020 to 11/25/2027	126,302	7,679
5.50%, 04/25/2023 to 07/25/2046	215,748	143,331
6.50%, 06/25/2023 to 10/25/2031	155,591	174,073
4.00%, 08/25/2026 to 08/25/2047	338,563	21,201
6.00%, 11/25/2028 to 12/25/2031	99,997	115,321
0.43% (1 mo. USD LIBOR + 0.25%), 08/25/2035(d)	1,220	1,216
23.89% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(d)	50,383	85,236
23.52% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(d)	37,773	61,143
23.52% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(d)	30,610	50,782
1.12% (1 mo. USD LIBOR + 0.94%), 06/25/2037(d)	16,763	17,093
1.50%, 01/25/2040	120,658	121,336
PO, 0.00%, 09/25/2023(g)	20,780	20,475
IO, 6.52%, 02/25/2024 to 05/25/2035	153,136	29,618
6.92% (7.10% - 1 mo. USD LIBOR), 11/25/2030(d)	60,256	11,258
7.71%, 11/18/2031 to 12/18/2031	3,978	871
7.72%, 11/25/2031	77,281	15,702
7.07% (1 mo. USD LIBOR + 7.25%), 01/25/2032(d)	4,324	906

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
7.77% (1 mo. USD LIBOR + 7.95%), 01/25/2032(d)	$21,061	$ 4,470
7.81%, 03/18/2032 to 12/18/2032	7,543	1,776
7.92%, 03/25/2032 to 04/25/2032	6,130	1,459
6.82%, 04/25/2032 to 08/25/2032	16,208	3,261
7.62% (7.80% - 1 mo. USD LIBOR), 04/25/2032(d)	701	156
7.82%, 04/25/2032 to 12/25/2032	307,617	69,996
6.83% (1 mo. USD LIBOR + 7.00%), 09/25/2032(d)	3,510	723
7.91%, 12/18/2032	32,333	5,812
8.07%, 02/25/2033 to 05/25/2033	118,080	28,677
7.00%, 04/25/2033	3,209	756
5.87%, 03/25/2035 to 07/25/2038	54,287	10,400
6.57%, 03/25/2035 to 05/25/2035	22,775	3,944
6.42% (1 mo. USD LIBOR + 6.60%), 05/25/2035(d)	40,534	6,896
3.50%, 08/25/2035	338,610	41,520
5.92% (1 mo. USD LIBOR + 6.10%), 10/25/2035(d)	116,695	23,337
6.37% (6.55% - 1 mo. USD LIBOR), 10/25/2041(d)	38,061	8,000
5.97% (6.15% - 1 mo. USD LIBOR), 12/25/2042(d)	106,591	22,016
5.00% (5.90% - 1 mo. USD LIBOR), 09/25/2047(d)	769,079	103,729
Freddie Mac Multifamily Structured Pass Through Ctfs.,
Series KC02, Class X1, 0.50%, 03/25/2024(f)	4,560,797	58,376
Series KC03, Class X1, 0.63%, 11/25/2024(f)	2,754,493	52,073
Series K734, Class X1, 0.79%, 02/25/2026(f)	2,047,768	63,632
Series K735, Class X1, 1.10%, 05/25/2026(f)	2,158,088	105,792
Series K093, Class X1, 1.09%, 05/25/2029(f)	1,691,978	121,532
Freddie Mac REMICs,
3.00%, 12/15/2020 to 05/15/2040	423,173	27,733
1.50%, 07/15/2023	28,430	28,559
6.75%, 02/15/2024	3,640	3,892
6.50%, 02/15/2028 to 06/15/2032	430,659	491,170
8.00%, 03/15/2030	693	838
1.18% (1 mo. USD LIBOR + 1.00%), 02/15/2032(d)	832	847
3.50%, 05/15/2032	15,221	16,341
24.07% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(d)	8,595	14,576
0.58% (1 mo. USD LIBOR + 0.40%), 09/15/2035(d)	1,339	1,341
4.00%, 04/15/2040 to 03/15/2045	145,017	15,192
5.00%, 06/15/2040	190	191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Total Return Bond Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
IO, 7.47%, 07/15/2026 to 03/15/2029	$103,930	$ 15,468
2.50%, 05/15/2028	80,245	4,419
8.51%, 07/17/2028	1,258	134
7.92% (8.10% - 1 mo. USD LIBOR), 06/15/2029(d)	1,391	283
6.52% (6.70% - 1 mo. USD LIBOR), 01/15/2035(d)	295,609	60,140
6.57% (6.75% - 1 mo. USD LIBOR), 02/15/2035(d)	35,727	7,192
6.54% (6.72% - 1 mo. USD LIBOR), 05/15/2035(d)	40,163	6,814
5.97% (6.15% - 1 mo. USD LIBOR), 07/15/2035(d)	12,518	1,848
6.82% (7.00% - 1 mo. USD LIBOR), 12/15/2037(d)	6,679	1,571
5.82% (1 mo. USD LIBOR + 6.00%), 04/15/2038(d)	4,827	887
5.89% (6.07% - 1 mo. USD LIBOR), 05/15/2038(d)	199,876	41,731
6.07% (1 mo. USD LIBOR + 6.25%), 12/15/2039(d)	48,082	9,569
5.92% (6.10% - 1 mo. USD LIBOR), 01/15/2044(d)	126,162	18,227
Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(g)	14,049	13,642
IO, 3.00%, 12/15/2027	183,030	12,518
3.27%, 12/15/2027(f)	47,364	2,693
7.00%, 09/01/2029	2,928	545
7.50%, 12/15/2029	54,326	10,806
6.00%, 12/15/2032	33,514	5,675
		2,690,389

Federal Home Loan Mortgage Corp. (FHLMC)–0.43%
9.00%, 08/01/2022 to 05/01/2025	2,125	2,312
6.00%, 10/01/2022 to 10/01/2029	154,760	173,465
6.50%, 07/01/2028 to 04/01/2034	69,519	78,904
7.00%, 10/01/2031 to 10/01/2037	59,875	69,742
5.00%, 12/01/2034	2,729	3,052
5.50%, 09/01/2039	159,414	181,525
		509,000

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–13.47%
5.00%, 03/01/2021 to 07/01/2022	$299	$ 314
7.00%, 01/01/2030 to 12/01/2032	10,061	11,759
8.50%, 07/01/2032	2,341	2,356
7.50%, 01/01/2033	2,175	2,578
6.50%, 01/01/2034	4,369	4,961
5.50%, 02/01/2035 to 05/01/2036	73,658	84,553
TBA, 2.50%, 07/01/2035(h)	1,465,000	1,533,500
3.00%, 07/01/2035 to 07/01/2050(h)	8,145,000	8,573,833
3.50%, 07/01/2050(h)	5,435,000	5,716,092
		15,929,946

Government National Mortgage Association (GNMA)–3.94%
7.00%, 12/15/2023 to 03/15/2026	2,102	2,227
IO, 7.30% (7.50% - 1 mo. USD LIBOR), 02/16/2032(d)	77,354	251
6.35% (6.55% - 1 mo. USD LIBOR), 04/16/2037(d)	42,739	8,731
6.45% (6.65% - 1 mo. USD LIBOR), 04/16/2041(d)	275,121	50,404
4.50%, 09/16/2047	256,472	38,569
6.00% (6.20% - 1 mo. USD LIBOR), 10/16/2047(d)	288,119	51,892
TBA, 3.50%, 07/01/2050(h)	4,265,000	4,500,908
		4,652,982
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $24,473,131)		23,782,317

U.S. Treasury Securities–5.91%

U.S. Treasury Bonds–1.47%
1.13%, 05/15/2040	14,200	14,070
2.00%, 02/15/2050	1,505,800	1,724,082
		1,738,152

U.S. Treasury Notes–4.44%
0.13%, 05/15/2023	168,000	167,770
0.25%, 06/15/2023	325,000	325,711
0.25%, 06/30/2025	1,500,000	1,497,217
0.50%, 06/30/2027	466,800	467,146
0.63%, 05/15/2030	2,800,800	2,792,704
		5,250,548
Total U.S. Treasury Securities (Cost $6,898,103)		6,988,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Total Return Bond Fund

	Principal Amount	Value
Agency Credit Risk Transfer Notes–2.30%
Fannie Mae Connecticut Avenue Securities
Series 2014-C02, Class M2, 4.58% (1 mo. USD LIBOR + 4.40%), 01/25/2024(d)	$206,998	$ 185,164
Series 2014-C02, Class 1M2, 2.78% (1 mo. USD LIBOR + 2.60%), 05/25/2024(d)	142,532	125,892
Series 2014-C03, Class 2M2, 3.08% (1 mo. USD LIBOR + 2.90%), 07/25/2024(d)	38,747	35,858
Series 2014-C03, Class 1M2, 3.18% (1 mo. USD LIBOR + 3.00%), 07/25/2024(d)	229,346	202,868
Series 2014-C04, Class 2M2, 5.18% (1 mo. USD LIBOR + 5.00%), 11/25/2024(d)	218,667	226,330
Series 2016-C01, Class 1M2, 6.93% (1 mo. USD LIBOR + 6.75%), 08/25/2028(d)	115,898	122,370
Series 2016-C02, Class 1M2, 6.18% (1 mo. USD LIBOR + 6.00%), 09/25/2028(d)	209,508	218,886
Series 2016-C06, Class 1M2, 4.43% (1 mo. USD LIBOR + 4.25%), 04/25/2029(d)	259,875	273,787
Series 2017-C01, Class 1M2, 3.73% (1 mo. USD LIBOR + 3.55%), 07/25/2029(d)	162,326	166,440
Series 2017-C03, Class 1M1, 1.13% (1 mo. USD LIBOR + 0.95%), 10/25/2029(d)	70,345	70,334
Freddie Mac
Series 2014-DN1, Class M2, STACR® , 2.38% (1 mo. USD LIBOR + 2.20%), 02/25/2024(d)	13,943	13,991
Series 2014-DN3, Class M3, STACR® , 4.17% (1 mo. USD LIBOR + 4.00%), 08/25/2024(d)	136,225	139,350
Series 2014-HQ2, Class M3, STACR® , 3.93% (1 mo. USD LIBOR + 3.75%), 09/25/2024(d)	335,000	345,388
Series 2016-DNA2, Class M3, STACR® , 4.82% (1 mo. USD LIBOR + 4.65%), 10/25/2028(d)	189,297	198,753
Series 2016-DNA4, Class M2, STACR® , 1.48% (1 mo. USD LIBOR + 1.30%), 03/25/2029(d)	18,140	18,126
Series 2018-HQA1, Class M2, STACR® , 2.48% (1 mo. USD LIBOR + 2.30%), 09/25/2030(d)	88,165	87,680
Series 2018-DNA2, Class M1, STACR® , 0.98% (1 mo. USD LIBOR + 0.80%), 12/25/2030(b)(d)	42,214	42,134
Series 2018-HRP2, Class M2, STACR® , 1.43% (1 mo. USD LIBOR + 1.25%), 02/25/2047(b)(d)	164,282	162,128
Series 2018-DNA3, Class M1, STACR® , 0.93% (1 mo. USD LIBOR + 0.75%), 09/25/2048(b)(d)	165	165

	Principal Amount	Value
Series 2018-HQA2, Class M1, STACR® , 0.93% (1 mo. USD LIBOR + 0.75%), 10/25/2048(b)(d)	$27,110	$ 27,078
Series 2019-HRP1, Class M2, STACR® , 1.57% (1 mo. USD LIBOR + 1.40%), 02/25/2049(b)(d)	60,000	57,532
Total Agency Credit Risk Transfer Notes (Cost $2,876,814)		2,720,254

Municipal Obligations–0.64%
Grand Parkway Transportation Corp., Series 2020, Ref. RB, 3.24%, 10/01/2052	265,000	276,591
Massachusetts (Commonwealth of), Series 2020 C, Ref. GO Bonds, 2.51%, 07/01/2041	110,000	110,605
Texas (State of) Transportation Commission, Series 2020, Ref. GO Bonds, 2.56%, 04/01/2042	100,000	101,687
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	280,000	267,728
Total Municipal Obligations (Cost $755,000)		756,611

Non-U.S. Dollar Denominated Bonds & Notes–0.27%(i)

Integrated Telecommunication Services–0.27%
AT&T, Inc., Series B, 2.88% (Cost $326,250)(c)	EUR	300,000	320,761

	Shares

Money Market Funds–16.79%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(j)(k)	6,948,001	6,948,001
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(j)(k)	4,958,046	4,961,517
Invesco Treasury Portfolio, Institutional Class, 0.08%(j)(k)	7,940,573	7,940,573
Total Money Market Funds (Cost $19,850,848)		19,850,091
TOTAL INVESTMENTS IN SECURITIES–116.05% (Cost $134,707,445)		137,210,559
OTHER ASSETS LESS LIABILITIES—(16.05)%		(18,975,415)
NET ASSETS–100.00%		$118,235,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Total Return Bond Fund

Investment Abbreviations:

CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
EUR	– Euro
GO	– General Obligation
ICE	– Intercontinental Exchange
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
PO	– Principal only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2020 was $27,438,990, which represented 23.21% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2020.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2020.

(g)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(h)

Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1N. (i) Foreign denominated security. Principal amount is denominated in the currency indicated.

(j)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2020	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ -	$11,119,295	$(4,171,294)	$ -	$ -	$ 6,948,001	$ 10,645
Invesco Liquid Assets Portfolio, Institutional Class	21,539,049	37,333,810	(53,925,703)	5,705	8,656	4,961,517	104,749
Invesco Treasury Portfolio, Institutional Class	-	12,707,766	(4,767,193)	-	-	7,940,573	654
Total	$21,539,049	$61,160,871	$(62,864,190)	$5,705	$8,656	$19,850,091	$116,048

(k)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Total Return Bond Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Collateralized Mortgage Obligations	22.42%
Asset-Backed Securities	22.26
Financials	17.28
U.S. Treasury Securities	5.91
Consumer Discretionary	3.85
Health Care	3.78
Consumer Staples	3.77
Information Technology	3.76
Industrials	3.39
Energy	3.38
Communication Services	2.75
Utilities	2.41
Real Estate	2.04
Materials	2.03
Municipal Obligations	0.23
Money Market Funds Plus Other Assets Less Liabilities	0.74

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	140	September-2020	$30,915,938	$ 9,624	$ 9,624
U.S. Treasury 5 Year Notes	25	September-2020	3,143,555	3,478	3,478
U.S. Treasury Ultra Bonds	46	September-2020	10,035,187	26,868	26,868
Subtotal–Long Futures Contracts				39,970	39,970

Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	63	September-2020	(8,767,828)	(20,805)	(20,805)
U.S. Treasury 10 Year Ultra Bonds	3	September-2020	(472,453)	884	884
U.S. Treasury Long Bonds	14	September-2020	(2,499,875)	(6,587)	(6,587)
Subtotal–Short Futures Contracts				(26,508)	(26,508)
Total Futures Contracts				$ 13,462	$13,462

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Total Return Bond Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:

Investments in securities, at value (Cost $ 114,856,597)	$117,360,468
Investments in affiliated money market funds, at value (Cost $ 19,850,848)	19,850,091
Other investments:
Variation margin receivable – futures contracts	732,455
Cash	663,647
Receivable for:
Investments sold	3,272,228
Fund shares sold	600,831
Dividends	13,194
Interest	473,958
Principal paydowns	70,235
Investment for trustee deferred compensation and retirement plans	41,048
Total assets	143,078,155

Liabilities:

Payable for:
Investments purchased	24,494,603
Fund shares reacquired	131,066
Accrued fees to affiliates	60,730
Accrued trustees’ and officers’ fees and benefits	2,845
Accrued other operating expenses	112,719
Trustee deferred compensation and retirement plans	41,048
Total liabilities	24,843,011
Net assets applicable to shares outstanding	$118,235,144

Net assets consist of:

Shares of beneficial interest	$107,591,286
Distributable earnings	10,643,858
$118,235,144

Net Assets:

Series I	$76,997,470
Series II	$41,237,674

Shares outstanding, no par value, with an unlimited number of shares authorized:

Series I	9,076,233
Series II	4,936,983
Series I:
Net asset value per share	$8.48
Series II:
Net asset value per share	$8.35

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:

Interest (net of foreign withholding taxes of $ 11)	$1,724,667

Dividends from affiliated money market funds	116,048

Total investment income	1,840,715

Expenses:

Advisory fees	357,584

Administrative services fees	98,869

Custodian fees	27,371

Distribution fees - Series II	59,580

Transfer agent fees	9,620

Trustees’ and officers’ fees and benefits	8,313

Reports to shareholders	20,062

Professional services fees	26,652

Other	4,020

Total expenses	612,071

Less: Fees waived	(95,279)

Net expenses	516,792

Net investment income	1,323,923

Realized and unrealized gain from:

Net realized gain from:
Investment securities	3,900,399

Foreign currencies	969

Futures contracts	1,962,199

5,863,567

Change in net unrealized appreciation of:
Investment securities	532,359

Foreign currencies	71

Futures contracts	431,712

964,142

Net realized and unrealized gain	6,827,709

Net increase in net assets resulting from operations	$8,151,632

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Total Return Bond Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:

Net investment income	$1,323,923	$3,626,205

Net realized gain	5,863,567	4,087,528

Change in net unrealized appreciation	964,142	3,532,308

Net increase in net assets resulting from operations	8,151,632	11,246,041

Distributions to shareholders from distributable earnings:

Series I	–	(2,462,939)

Series II	–	(1,702,386)

Total distributions from distributable earnings	–	(4,165,325)

Share transactions-net:

Series I	(1,211,704)	(6,004,640)

Series II	(9,103,515)	(1,997,752)

Net increase (decrease) in net assets resulting from share transactions	(10,315,219)	(8,002,392)

Net increase (decrease) in net assets	(2,163,587)	(921,676)

Net assets:

Beginning of period	120,398,731	121,320,407

End of period	$118,235,144	$120,398,731

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Total Return Bond Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
			Net gains						to average		to average net
			(losses)						net assets		assets without		Ratio of net
	Net asset		on securities		Dividends				with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return (b)	(000’s omitted)	absorbed		absorbed(c)		net assets		turnover (d)
Series I
Six months ended 06/30/20	$7.93	$0.09	$0.46	$0.55	$–	$8.48	6.94%	$76,997	0.75	%(e)	0.90	%(e)	2.26	%(e)	233%
Year ended 12/31/19	7.49	0.23	0.48	0.71	(0.27)	7.93	9.53	73,160	0.75		0.89		2.99		93	(f)
Year ended 12/31/18	7.83	0.25	(0.33)	(0.08)	(0.26)	7.49	(1.02)	74,929	0.75		0.87		3.35		64	(f)
Year ended 12/31/17	7.67	0.19	0.16	0.35	(0.19)	7.83	4.59	81,481	0.75		0.85		2.38		86	(f)
Year ended 12/31/16	7.71	0.23	0.02	0.25	(0.29)	7.67	3.27	83,405	0.75		0.84		2.96		79	(f)
Year ended 12/31/15	7.96	0.27	(0.19)	0.08	(0.33)	7.71	0.96	85,160	0.75		0.82		3.46		73	(f)
Series II
Six months ended 06/30/20	7.82	0.08	0.45	0.53	–	8.35	6.78	41,238	1.00	(e)	1.15	(e)	2.01	(e)	233
Year ended 12/31/19	7.39	0.21	0.47	0.68	(0.25)	7.82	9.25	47,239	1.00		1.14		2.75		93	(f)
Year ended 12/31/18	7.73	0.23	(0.33)	(0.10)	(0.24)	7.39	(1.31)	46,391	1.00		1.12		3.10		64	(f)
Year ended 12/31/17	7.57	0.16	0.17	0.33	(0.17)	7.73	4.38	51,030	1.00		1.10		2.13		86	(f)
Year ended 12/31/16	7.61	0.21	0.02	0.23	(0.27)	7.57	3.05	53,350	1.00		1.09		2.70		79	(f)
Year ended 12/31/15	7.86	0.25	(0.19)	0.06	(0.31)	7.61	0.70	52,519	1.00		1.07		3.21		73	(f)

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.01%, 0.00%, 0.00%, 0.01% and 0.01% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $74,855 and $47,926 for Series I and Series II shares, respectively.
(f)

The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $488,722,598 and $507,909,671, $641,318,699 and $653,537,737, $679,964,368 and $662,714,451, $672,031,328 and $673,808,454 and $697,962,198 and $709,720,690 for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. Total Return Bond Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer V.I. Total Return Bond Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek total return.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash

Invesco Oppenheimer V.I. Total Return Bond Fund

dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E. Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

F. Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G. Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

H. Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J. Lower-Rated Securities - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

K. Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L. Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

Invesco Oppenheimer V.I. Total Return Bond Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M. Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N. Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on senior securities and borrowings.

O. Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.

P. Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Q. Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $1 billion	0.600%
Over $1 billion	0.500%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.59%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.75% and Series II shares to 1.00% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements piror to the end of each fiscal year.

Invesco Oppenheimer V.I. Total Return Bond Fund

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $95,279.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2020, Invesco was paid $8,746 for accounting and fund administrative services and was reimbursed $90,123 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$56,470,407	$–	$56,470,407

Asset-Backed Securities	–	26,321,418	–	26,321,418

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	23,782,317	–	23,782,317

U.S. Treasury Securities	–	6,988,700	–	6,988,700

Agency Credit Risk Transfer Notes	–	2,720,254	–	2,720,254

Municipal Obligations	–	756,611	–	756,611

Non-U.S. Dollar Denominated Bonds & Notes	–	320,761	–	320,761

Money Market Funds	19,850,091	–	–	19,850,091

Total Investments in Securities	19,850,091	117,360,468	–	137,210,559

Other Investments - Assets*

Futures Contracts	40,854	–	–	40,854

Other Investments - Liabilities*

Futures Contracts	(27,392)	–	–	(27,392)

Total Other Investments	13,462	–	–	13,462

Total Investments	$19,863,553	$117,360,468	$–	$137,224,021

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

Invesco Oppenheimer V.I. Total Return Bond Fund

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

Value
Derivative Assets	Interest Rate Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$40,854

Derivatives not subject to master netting agreements	(40,854)

Total Derivative Assets subject to master netting agreements	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Value
Derivative Liabilities	Interest Rate Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(27,392)

Derivatives not subject to master netting agreements	27,392

Total Derivative Liabilities subject to master netting agreements	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Interest
Rate Risk

Realized Gain:
Futures contracts	$1,962,199

Change in Net Unrealized Appreciation:
Futures contracts	431,712

Total	$2,393,911

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts

Average notional value	$38,694,915

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco Oppenheimer V.I. Total Return Bond Fund

    The Fund had a capital loss carryforward as of December 31, 2019, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$1,188,047	$1,962,738	$3,150,785

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $193,591,101 and $199,132,112, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $77,594,152 and $76,174,331, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$5,539,366

Aggregate unrealized (depreciation) of investments	(2,604,947)

Net unrealized appreciation of investments	$2,934,419

    Cost of investments for tax purposes is $134,289,602.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Series I	586,317	$4,832,576	778,748	$6,072,746

Series II	1,473,216	11,900,102	2,278,654	17,388,336

Issued as reinvestment of dividends:
Series I	-	-	320,278	2,462,939

Series II	-	-	224,293	1,702,386

Reacquired:
Series I	(737,870)	(6,044,280)	(1,874,852)	(14,540,325)

Series II	(2,579,901)	(21,003,617)	(2,738,590)	(21,088,474)

Net increase (decrease) in share activity	(1,258,238)	$(10,315,219)	(1,011,469)	$(8,002,392)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 11–Significant Event

Effective on or about April 30, 2021, the name of the Fund and all references thereto will change from Invesco Oppenheimer V.I. Total Return Bond Fund to Invesco V.I. Core Bond Fund.

Invesco Oppenheimer V.I. Total Return Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,069.40	$3.86	$1,021.13	$3.77	0.75%
Series II	1,000.00	1,067.80	5.14	1,019.89	5.02	1.00

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco Oppenheimer V.I. Total Return Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Oppenheimer V.I. Total Return Bond Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays U.S. Aggregate Bond Index. The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense

Invesco Oppenheimer V.I. Total Return Bond Fund

group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

Invesco Oppenheimer V.I. Total Return Bond Fund

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 12, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 12, 2020, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 24, 2020

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 24, 2020

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	August 24, 2020